UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

Bridge Builder Trust

12555 Manchester Road

Des Peres, MO, 63131

(Address of principal executive offices)

Evan S. Posner, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-3289

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Bridge Builder Core Bond Fund Bridge Builder Core Plus Bond Fund Bridge Builder Municipal Bond Fund Bridge Builder Large Cap Growth Fund Bridge Builder Large Cap Value Fund Bridge Builder Tax Managed Large Cap Fund Bridge Builder Small/Mid Cap Growth Fund Bridge Builder Small/Mid Cap Value Fund Bridge Builder Tax Managed Small/Mid Cap Fund Bridge Builder International Equity Fund Bridge Builder Tax Managed International Equity Fund

Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds (“Funds” or individually a “Fund”) annual report for the fiscal year ended June 30, 2022. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Funds.

For details about individual fund performance and market commentary, please refer to the Management’s Discussion of Fund Performance section of this report for each Fund.

The Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Fund uses a multi-manager sub-advised structure, where several leading asset management firms are selected to invest a portion of a Fund’s assets. Each manager within a Fund brings a unique perspective and investment approach. The Funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

All of the Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

Since the inception of the Funds in 2013, they have provided investors in Edward Jones Advisory Solutions® with several important benefits. These benefits include: manager selection with oversight by Edward Jones’ Portfolio Solutions and Investment Management Research teams, access to certain institutional managers and investment strategies that are not available in the retail mutual fund marketplace, the ability to make changes among managers within the Funds in a cost-efficient manner, and lower overall Fund costs compared to Morningstar® category averages. As a result, your ownership of the Funds as part of Edward Jones Advisory Solutions® has played an important role in the performance of your account.

Over the course of the past 12-months, there have been certain changes to the Funds’ lineup of sub-advisers and addition of new Funds to the series. In September of 2021, Victory Capital Management, Inc. and Driehaus Capital Management were added as sub-advisers to the Bridge Builder Small/Mid Cap Growth Fund. In October of 2021, BlackRock Investment Management, LLC replaced T. Rowe Price Associates, Inc. as a sub-adviser to the Bridge Builder Core Plus Bond Fund. In June of 2022, Bridge Builder added three Funds to the series: the Bridge Builder Tax Managed Large Cap Fund, the Bridge Builder Tax Managed Small/Mid Cap Fund, and the Bridge Builder Tax Managed International Equity Fund.

For additional information about the Funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

John Tesoro Chairman, Bridge Builder Trust

Tom Kersting President, Olive Street Investment Advisers, LLC Principal, Edward Jones Investment and Protection Products

Annual Report • June 30, 2022	1

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, corporate bonds, asset-backed securities, privately-issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund may invest in securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned -10.36% during the fiscal year ended June 30, 2022. The Fund marginally underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -10.29% over the same period.

The fiscal year was a challenging period for fixed income assets, as U.S. Treasury rates rose materially throughout the period. The second half of 2021 and first half of 2022 saw the U.S. economy shift from record levels of monetary and fiscal policy support following the COVID-19 pandemic to the U.S. Federal Reserve (the “Fed”) seeking to control elevated inflation prints and rising inflation expectations, driven by supply and demand imbalances related to the pandemic and other events, including Russia’s invasion of Ukraine, and an attempted orchestration of a “soft-landing”. The Fed took an increasingly hawkish stance throughout the fiscal period, pulling forward its rate hike projections in response to persistently higher inflation expectations and ultimately introduced rate hikes beginning with a 25 basis points (“bps”, 1bps equals 0.01%) increase and then another 50bps in March and May, respectively. A particularly large year-over-year inflation print in early June 2022 spurred the Fed to take more dramatic action, raising rates by 75bps – marking the largest rate hike since 1994. Altogether, the 10-Year U.S. Treasury rate rose from 1.45% on June 30, 2021 to 2.98% at the end of the fiscal period on June 30, 2022, pushing all fixed income sectors into negative territory for the period.

As a result, the Bloomberg U.S. Aggregate Bond Index, an index measuring the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market marked its largest one-year loss in its history. At the same time, corporate credit spreads widened over the period, leading to larger losses in U.S. investment-grade and high-yield corporate bonds and other credit-sensitive areas of the market. Developed non-U.S. and emerging markets experienced similar, albeit deeper, drawdowns over the same period while the U.S. dollar appreciated relative to most other developed-markets currencies.

Against this backdrop, the Fund underperformed its benchmark by 0.07% over the fiscal year. The underperformance was primarily driven by an underweight to U.S. Treasuries and an overweight to corporate bonds. Security selection within those sectors in addition to commercial mortgage-backed securities were also detractors from relative performance. The Fund’s lower sensitivity to interest rates compared to the benchmark throughout most of the period amid a sell-off in interest-rate sensitive assets was the most significant contributor over the fiscal year, largely offsetting negative results realized elsewhere in the portfolio.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.

Loomis, Sayles & Company, L.P.

employs an investment philosophy

that focuses on relative value

investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.

PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

2	Annual Report • June 30, 2022

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Bond Fund from its inception (October 28, 2013) to June 30, 2022 as compared with the Bloomberg Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

Bloomberg U.S. Aggregate Bond Index

Average Annual Total Returns as of June 30, 2022

	1 Year	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	-10.36%	1.32%	2.11%
Bloomberg U.S. Aggregate Bond Index	-10.29%	0.88%	1.69%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.35%(1) and 0.14%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	33.7%
Corporate Bonds	27.6
Government Related	23.5
Asset-Backed Obligations	10.9
Short-Term Investments	4.3
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

Annual Report • June 30, 2022	3

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are in fixed-income securities issued or guaranteed by the U.S. government or its agencies, corporate bonds, convertible securities, corporate commercial paper, asset-backed securities, including collateralized loan obligations and other collateralized debt obligations, privately-issued securities, floating rate securities, inflation-linked securities and other inflation-indexed bonds issued both by governments and corporations, structured securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund may buy or sell futures, swaps, or forward contracts to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned -10.59% during the fiscal year ended June 30, 2022. The Fund modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -10.29% during the same period.

The fiscal year was a challenging period for fixed income assets, as U.S. Treasury rates rose materially throughout the period. The second half of 2021 and first half of 2022 saw the U.S. economy shift from record levels of monetary and fiscal policy support following the COVID-19 pandemic to the Fed seeking to control elevated inflation prints and rising inflation expectations, driven by supply and demand imbalances related to the pandemic and other events, including Russia’s invasion of Ukraine, and an attempted orchestration of a “soft-landing”. The Fed took an increasingly hawkish stance throughout the fiscal period, pulling forward its rate hike projections in response to persistently higher inflation expectations and ultimately introduced rate hikes beginning with a 25bps increase and then another 50bps in March and May, respectively. A particularly large year-over-year inflation print in early June 2022 spurred the Fed to take more dramatic action, raising rates by 75bps – marking the largest rate hike since 1994. Altogether, the 10-Year U.S. Treasury rate rose from 1.45% on June 30, 2021 to 2.98% at the end of the fiscal period on June 30, 2022, pushing all fixed income sectors into negative territory for the period.

As a result, the Bloomberg U.S. Aggregate Bond Index, an index measuring the investment grade, US dollar-denominated, fixed-rate taxable bond market marked its largest one-year loss in its history. At the same time, corporate credit spreads widened over the period, leading to larger losses in U.S. investment-grade and high-yield corporate bonds and other credit-sensitive areas of the market. Developed non-U.S. and emerging markets experienced similar, albeit deeper, drawdowns over the same period while the U.S. dollar appreciated relative to most other developed-markets currencies.

Against this backdrop, the Fund underperformed its benchmark by 0.30% over the fiscal year. The Fund’s overweight to credit sensitive sectors such as investment-grade and below-investment grade corporate bonds, emerging market bonds, as well as non-agency mortgage-backed securities and asset-backed securities weighed modestly on relative returns as spreads widened, particularly in the first half of 2022. The Fund’s lower duration compared to the benchmark helped offset losses elsewhere as interest rates rose materially and more interest-rate sensitive instruments sold off to a larger degree during the fiscal year.

4	Annual Report • June 30, 2022

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as futures, forwards or swap contracts.	BlackRock Investment Management, LLC will buy or sell securities whenever its portfolio management team sees an appropriate opportunity. Under normal circumstances, BlackRock invests primarily in fixed income securities and derivatives with similar economic characteristics.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.

Annual Report • June 30, 2022	5

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Plus Bond

Fund from its inception (July 13, 2015) to June 30, 2022 as compared with the Bloomberg U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

Bloomberg U.S. Aggregate Bond Index

Average Annual Total Returns of June 30, 2022

	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	-10.59%	1.63%	2.06%
Bloomberg U.S. Aggregate Bond Index	-10.29%	0.88%	1.48%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.38%(1) and 0.15%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	29.2%
Mortgage-Backed Obligations	26.8
Government Related	21.6
Asset-Backed Obligations	10.4
Short-Term Investments	10.2
Bank Loans	1.2
Convertible Securities	0.2
Convertible Preferred Stocks	0.2
Common Stocks	0.1
Preferred Stocks	0.1
Warrants	0.0	*
Rights	—	**

*	Amount less than 0.05%.
**	A zero balance.

6	Annual Report • June 30, 2022

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Summary of the Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for certain non-corporate taxpayers subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned -7.73% during the fiscal year ended June 30, 2022. The Fund underperformed its benchmark, the Bloomberg Municipal 1-15 Year Index, which returned -6.53% during the same period.

The fiscal year was a challenging period for fixed income assets, as U.S. Treasury rates rose materially throughout the period. The second half of 2021 and first half of 2022 saw the U.S. economy shift from record levels of monetary and fiscal policy support following the COVID-19 pandemic to the Fed seeking to control elevated inflation prints and rising inflation expectations, driven by supply and demand imbalances related to the pandemic and other events, including Russia’s invasion of Ukraine, and an attempted orchestration of a “soft-landing”. The Fed took an increasingly hawkish stance throughout the fiscal period, pulling forward its rate hike projections in response to persistently higher inflation expectations and ultimately introduced rate hikes beginning with a 25bps increase and then another 50bps in March and May, respectively. A particularly large year-over-year inflation print in early June 2022 spurred the Fed to take more dramatic action, raising rates by 75bps – marking the largest rate hike since 1994. Altogether, the 10-Year U.S. Treasury rate rose from 1.45% on June 30, 2021 to 2.98% at the end of the fiscal period on June 30, 2022, pushing all fixed income sectors into negative territory for the period. Municipal bond yields followed suit during the period, as reduced growth expectations, higher inflation and less advantageous supply and demand dynamics later in the period resulted in higher yields and losses across the municipal bond market.

Against this backdrop, the Fund underperformed its benchmark by 1.20% for the fiscal year. The Fund’s underperformance was largely driven by its overall longer duration positioning and overweight to lower quality municipal bonds relative to the Index. Both were headwinds as interest rates shifted meaningfully higher and lower-quality issues suffered greater losses compared to higher-quality segments of the market for the full period.

Investment Sub-advisers

FlAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FlAM analyzes issuer credit quality, security-specific features, current and potential future valuation and trading opportunities.	T. Rowe Price Associates Inc. uses an active investment management approach that emphasizes the value of in-depth fundamental credit research, diversification and risk management practices. By using fundamental research, T. Rowe Price seeks to add value through sector weights and issue selection over a full market cycle.	MacKay Shields, LLC is a fundamental relative-value bond management boutique that believes strong long-term performance can be achieved through an actively managed, research-driven, relative-value approach. Their investment strategy combines a macroeconomic view coupled with credit research driven security selection. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis on risk management.	BlackRock Investment Management, LLC takes a top-down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

Annual Report • June 30, 2022	7

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Municipal Bond

Fund from its inception (September 14, 2015) to June 30, 2022 as compared with the Bloomberg Municipal 1-15 Year Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

Bloomberg Municipal 1-15 Year Index

Average Annual Total Returns as of June 30, 2022

	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	-7.73%	1.53%	1.87%
Bloomberg Municipal 1-15 Year Index	-6.53%	1.47%	1.85%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.38%(1) and 0.16%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	28.4%
General Obligation	17.6
Transportation	15.9
Healthcare	12.8
Utilities	8.7
Education	8.1
Housing	6.3
Short-Term Investments	2.2

Breakdown by State	(% of Long-Term Investments)
New York	10.6%
Texas	8.5
Illinois	8.4
California	7.4
Florida	5.6
Pennsylvania	4.2
New Jersey	4.0
Michigan	3.2
Georgia	3.0
Washington	3.0
Other	42.1

8	Annual Report • June 30, 2022

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2022, the Fund returned -20.83%, underperforming its benchmark, the Russell 1000® Growth Index, which returned -18.77%.

For the year, within large-capitalization growth stocks, energy and consumer staples led the broad market and were the only two positive returning sectors. Conversely, communication services, consumer discretionary and materials were the worst-performing sectors, trailing the broader market over the past year. In addition, within the overall large-capitalization portion of the market, value stocks outperformed growth stocks for the one-year period.

Compared to its benchmark, the Fund’s relative underperformance was driven predominantly by stock selection within the technology sector. Stock selection within communication services was also another headwind to performance. Poor stock selection within these two sectors was meaningfully attributable to the strong performance of benchmark’s largest holdings. These holdings have become significantly concentrated relative to history, which has led to underweight positions within the Fund.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large- capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.

Annual Report • June 30, 2022	9

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Growth Fund from its inception (April 27, 2015) to June 30, 2022 as compared with the Russell 1000® Growth Index

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

Russell 1000® Growth Index

Average Total Annual Returns as of June 30, 2022

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	-20.83%	12.32%	10.91%
Russell 1000® Growth Index	-18.77%	14.29%	12.76%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.45%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	30.0%
Healthcare	19.7
Consumer Discretionary	13.8
Financials	9.3
Communication Services	8.8
Consumer Staples	4.1
Materials	4.0
Industrials	3.8
Short-Term Investments	2.7
Real Estate	2.4
Energy	1.4
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	6.7%
Amazon.com, Inc.	4.9
Visa, Inc. – Class A	3.7
UnitedHealth Group, Inc.	3.2
Alphabet, Inc. Class A	3.0
Danaher Corp.	2.7
Apple, Inc.	2.4
Salesforce, Inc.	2.4
Alphabet, Inc. – Class C	2.2
Thermo Fisher Scientific, Inc.	2.1

10	Annual Report • June 30, 2022

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2022, the Fund returned -5.27%, outperforming its benchmark, the Russell 1000® Value Index, which returned -6.82%.

For the year, within large-capitalization value stocks, energy, utilities, health care and consumer staples sectors performed best and were the only positive performing sectors during the time period. Conversely, communication services, technology and consumer discretionary were the worst-performing sectors over the trailing year. In addition, within the overall large-capitalization portion of the market, value stocks outperformed growth stocks for the one-year period.

Compared to its benchmark, the Fund’s relative outperformance was driven predominantly by strong stock selection within the industrials, technology and consumer discretionary sectors. An underweight allocation to energy and overweight allocation to consumer discretionary were the largest headwinds for the Fund during the year. Given the strong performance over the trailing year, cash drag was a meaningful headwind to relative performance versus the index.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC invests in companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics, such as the price-to-earnings and the price-to-book ratios, while simultaneously delivering an above-market dividend yield.	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.

LSV Asset Management primarily

invests in large and medium capitalization U.S. companies and uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.

T. Rowe Price Associates, Inc. active investment approach emphasizes the value of large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. T. Rowe Price’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Annual Report • June 30, 2022	11

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Value

Fund from its inception (April 27, 2015) to June 30, 2022 as compared with the Russell 1000® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

Russell 1000® Value Index

Average Annual Total Returns as of June 30, 2022

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	-5.27%	9.54%	9.07%
Russell 1000® Value Index	-6.82%	7.17%	7.30%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.45%(1) and 0.24%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Healthcare	17.0%
Financials	15.7
Industrials	14.5
Information Technology	9.9
Consumer Discretionary	9.0
Consumer Staples	8.0
Communication Services	7.2
Energy	5.0
Materials	4.6
Utilities	3.9
Real Estate	3.4
Short-Term Investments	1.8

Top Ten Equity Holdings	(% of Net Assets)
Merck & Co., Inc.	2.0%
Comcast Corp. – Class A	1.6
Raytheon Technologies Corp.	1.5
Northrop Grumman Corp.	1.5
Medtronic Plc	1.5
UnitedHealth Group, Inc.	1.5
Philip Morris International, Inc.	1.4
Chubb Ltd.	1.3
Visa, Inc. – Class A	1.2
Johnson & Johnson	1.1

12	Annual Report • June 30, 2022

Bridge Builder Tax Managed Large Cap Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of Bridge Builder Tax Managed Large Cap Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund seeks to manage the impact of taxes through its use of a tax overlay manager. The Fund employs a multi-manager sub-advised structure and implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions.

Investment Commentary

For the period June 1, 2022 thru June 30, 2022 on a pre-tax basis, the Fund returned -6.90%, outperforming its benchmark, the S&P 500 Index, which returned -7.57% for the period.

For the one month period, within domestic equities, large-capitalization companies outperformed both mid- and small-capitalization companies. In addition, growth stocks outperformed value stocks across the market-cap spectrum. Value’s underperformance was predominantly driven by the underperformance of energy relative to the broader market. The Fund’s underweight position to this sector was a tailwind during the period. Further supporting the outperformance, active management performed better in June’s market downturn as the Morningstar Category average outperformed the S&P 500 Index. Strong stock selection within the technology sector further aided the Fund’s outperformance.

Investment Sub-advisers

T. Rowe Price Associates, Inc.

seeks long-term capital appreciation and recommends primarily large-capitalization companies with above-average rate of earnings and cash flow growth, as well as companies that T. Rowe Price believes have the ability to sustain earnings momentum even during times of slow economic growth.

ClearBridge Investments, LLC

seeks long-term appreciation of capital with individual company selection and management of cash reserves. ClearBridge recommends primarily medium capitalization and large-capitalization U.S. companies, but may also recommend small-capitalization companies and foreign companies, selecting from among a strong core of growth and value stocks consisting primarily of blue-chip companies dominant in their industries. ClearBridge may also recommend companies with prospects for sustained earnings growth and/or a cyclical earnings record.

Barrow, Hanley, Mewhinney & Strauss, LLC invests in companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics (e.g., price/earnings, price/book value) while simultaneously delivering an above-market dividend yield.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the S&P 500® Growth Index and S&P 500® Value Index. As the Fund’s overlay manager, Parametric implements a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes by, among other things, selling stocks with the lowest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.

Annual Report • June 30, 2022	13

Bridge Builder Tax Managed Large Cap Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Tax Managed Large Cap Fund from its inception (June 1, 2022) to June 30, 2022 as compared with the S&P 500 Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

S&P 500 Index

Average Total Annual Returns as of June 30, 2022

Since Inception (6/1/2022)
Bridge Builder Tax Managed Large Cap Fund	-6.90%
S&P 500 Index	-7.57%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.49%(1) and 0.34%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	23.8%
Healthcare	15.4
Consumer Discretionary	10.9
Financials	9.9
Communication Services	9.8
Industrials	8.2
Materials	4.6
Energy	4.3
Short-Term Investments	4.1
Consumer Staples	3.9
Real Estate	2.6
Utilities	2.5

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	6.0%
Apple, Inc.	4.1
Amazon.com, Inc.	3.1
Alphabet, Inc. – Class A	2.9
UnitedHealth Group, Inc.	2.9
Alphabet, Inc. – Class C	1.5
Visa, Inc. – Class A	1.5
Merck & Co., Inc.	1.4
Raytheon Technologies Corp.	1.3
Berkshire Hathaway, Inc. – Class B	1.2

14	Annual Report • June 30, 2022

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2022, the Fund returned -27.88%, while its benchmark, the Russell 2500® Growth Index, returned -31.81% for the period, which resulted in overall outperformance.

For the year, mid-capitalization stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included the energy and utilities sectors. The healthcare sector was the weakest performer. Within both mid-capitalization and small-capitalization segments of the market, value stocks outperformed growth stocks.

Compared to its benchmark, the Fund’s relative outperformance was driven by the overweight to mid-cap stocks, favorable sector allocation and strong stock selection within certain sectors. An overweight to financials and an underweight to health care contributed to performance, which was partially offset by an underweight to energy and real estate. Stock selection within health care, financials, and consumer staples sectors also contributed to performance. Cash exposure was also a tailwind to the Fund’s performance over the year.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small-capitalization companies.	Driehaus Capital Management LLC primarily invests in the equity securities of U.S. small-capitalization and U.S. medium capitalization companies. Driehaus believes that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. Investment decisions involve evaluating a company’s competitive position and industry dynamics, identifying potential growth catalysts and assessing the financial position of the company.	Victory Capital Management Inc. primarily invests in the equity securities of U.S. small-capitalization companies. Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Valuation is an integral part of the growth investment process and decisions are based on the team’s expectation of the potential reward relative to risk of each security.
Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.	Artisan Partners Limited Partnership invests primarily in U.S. mid-capitalization growth companies. The team seeks to identify companies that possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value.

Annual Report • June 30, 2022	15

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Growth Fund from its inception (April 27, 2015) to June 30, 2022 as compared with the Russell 2500® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

Russell 2500® Growth Index

Average Annual Total Returns as of June 30, 2022

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	-27.88%	8.54%	8.04%
Russell 2500® Growth Index	-31.81%	7.53%	6.92%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.37%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Healthcare	22.9%
Information Technology	22.6
Industrials	15.5
Financials	10.7
Consumer Discretionary	10.1
Consumer Staples	4.3
Communication Services	3.7
Short-Term Investments	3.5
Materials	3.1
Energy	2.5
Real Estate	1.0
Utilities	0.1

Top Ten Equity Holdings	(% of Net Assets)
Veeva Systems, Inc. – Class A	1.5%
Catalent, Inc.	1.3
Argenx SE – ADR	1.0
Tradeweb Markets, Inc. – Class A	1.0
Generac Holdings, Inc.	1.0
Zscaler, Inc.	1.0
Synopsys, Inc.	1.0
Fortive Corp.	1.0
SVB Financial Group	0.9
Ulta Beauty, Inc.	0.8

ADR – American Depositary Receipt

16	Annual Report • June 30, 2022

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2022, the Fund returned -10.21%, outperforming its benchmark, the Russell 2500® Value Index, which returned -13.19% for the period.

For the year, mid-capitalization stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included the energy and utilities sectors. The communication services sector was the weakest performer. Within both mid-capitalization and small-capitalization segments of the market, value stocks outperformed growth stocks.

Compared to its benchmark, the Fund’s relative outperformance was driven by the overweight to mid-cap stocks, favorable sector allocation, and strong stock selection within certain sectors. An underweight to communication services and an overweight to utilities contributed to performance, which was partially offset by an overweight to consumer discretionary. Stock selection within consumer discretionary, health care and industrials sectors also contributed to performance. Cash exposure was also a tailwind to the Fund performance over the year.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom- up value-oriented investment process. Vaughan Nelson seeks companies than typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small- capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.
LSV Asset Management primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.	Diamond Hill Capital Management, Inc. typically invests in U.S. equity securities of small to medium market capitalization companies measured at the time of purchase. Diamond Hill’s objective is to seek long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value.	MFS Investment Management primarily invests in securities of companies with small-capitalization MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions.	American Century Investment Management, Inc. looks for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the value of the company.

Annual Report • June 30, 2022	17

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Value Fund from its inception (April 27, 2015) to June 30, 2022 as compared with the Russell 2500® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

Russell 2500® Value Index

Average Annual Total Returns as of June 30, 2022

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	-10.21%	6.39%	6.23%
Russell 2500® Value Index	-13.19%	5.54%	6.14%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.40%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	20.1%
Industrials	15.9
Consumer Discretionary	11.1
Healthcare	9.5
Information Technology	9.2
Materials	6.8
Utilities	6.6
Real Estate	6.0
Energy	5.8
Consumer Staples	4.1
Short-Term Investments	2.7
Communication Services	1.8
Exchange Traded Funds	0.4

Top Ten Equity Holdings	(% of Net Assets)
Nexstar Media Group, Inc. – Class A	0.8%
Motorola Solutions, Inc.	0.8
Vistra Corp.	0.7
Evergy, Inc.	0.7
Ameriprise Financial, Inc.	0.6
Avantor, Inc.	0.6
Pioneer Natural Resources Co.	0.6
WillScot Mobile Mini Holdings Corp. – Class A	0.6
Ameren Corp.	0.6
CMS Energy Corp.	0.6

18	Annual Report • June 30, 2022

Bridge Builder Tax Managed Small/Mid Cap Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small and mid-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell Midcap® Index and the Russell 2000® Index. The Fund seeks to manage the impact of taxes through its use of a tax overlay manager. The Fund employs a multi-manager sub-advised structure and implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions.

Investment Commentary

For the period June 1, 2022 thru June 30, 2022 on a pre-tax basis, the Fund returned -7.10%, outperforming its benchmark, the Russell 2500® Index, which returned -8.90% for the period.

For the one month period within domestic equities, results were mixed within the small-, small/mid and mid-capitalization companies during the period. The modest outperformance of mid-capitalization companies relative to small/mid provided a tailwind for the Fund. Growth stocks outperformed value stocks across the market-cap spectrum. Like the large-capitalization companies, energy was the worst performing sector within the Russell 2500® Index during the period. The Fund’s underweight position in energy was an additional tailwind during the period.

Investment Sub-advisers

Goldman Sachs Asset Management, L.P. seeks long-term growth of capital and recommends primarily small-capitalization and medium capitalization U.S. companies, but may also recommend foreign companies. Goldman Sachs utilizes a fundamental process to evaluate companies based on specific characteristics it believes indicate a high-quality business with sustainable growth. These specific characteristics include strong business franchises, favorable long-term prospects, and excellent management. Goldman Sachs also considers the valuation of a company in recommending its purchase or sale.	J.P. Morgan Investment Management Inc. recommends investments primarily in medium capitalization companies and seeks growth companies with leading competitive positions that can achieve sustainable growth. J.P. Morgan employs a fundamental bottom-up investment process that combines research, valuation, and stock selection to identify companies that have a history of above-average growth or which it believes will achieve above-average growth in the future.	Neuberger Berman Investment Advisers LLC seeks to recommend investments mainly in small and medium capitalization U.S. companies, but may also recommend foreign companies. Neuberger Berman focuses on companies that it believes to be high quality companies that have strong current market shares and balance sheets, and whose financial strength is largely based on existing business lines rather than future business prospects. Factors in identifying these companies may include: a history of above-average returns, an established market niche, circumstances that would make it difficult for new competitors to enter the market, the ability to finance their own growth, and/or a belief by Neuberger Berman that the company has sound future business prospects.	AllianceBernstein L.P. recommends primarily small and medium capitalization U.S. companies that it believes are undervalued by using AllianceBernstein’s fundamental value approach. In making recommendations, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.
Neuberger Berman seeks to diversify among many companies and industries, but, at times, may emphasize certain sectors that it believes will benefit from market or economic trends.

Annual Report • June 30, 2022	19

Bridge Builder Tax Managed Small/Mid Cap Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Allspring Global Investments, LLC recommends primarily medium capitalization companies that it believes are undervalued, have the potential for above average capital appreciation with below average risk, and that possess a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable cash flows. Typical recommendations by Allspring include stocks of companies that are generally out of favor in the marketplace or are undergoing reorganization or other corporate action that may create above-average price appreciation.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index and Russell 2000® Value Index. As the Fund’s overlay manager, Parametric implements a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes by, among other things, selling stocks with the lowest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.

20	Annual Report • June 30, 2022

Bridge Builder Tax Managed Small/Mid Cap Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Tax Managed Small/Mid Cap Fund from its inception (June 1, 2022) to June 30, 2022 as compared with the Russell 2500® Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

Russell 2500® Index

Average Annual Total Returns as of June 30, 2022

Since Inception (6/01/2022)
Bridge Builder Tax Managed Small/Mid Cap Fund	-7.10%
Russell 2500® Index	-8.90%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.75%(1) and 0.54%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	19.5%
Information Technology	17.1
Financials	14.6
Healthcare	13.5
Consumer Discretionary	11.6
Materials	4.2
Real Estate	4.0
Energy	4.0
Consumer Staples	3.8
Utilities	2.7
Short-Term Investments	2.7
Communication Services	2.1
Exchange Traded Funds	0.2

Top Ten Equity Holdings	(% of Net Assets)
Carlisle Companies, Inc.	0.8%
RBC Bearings, Inc.	0.8
Jacobs Engineering Group, Inc.	0.7
Arch Capital Group Ltd.	0.7
Novanta, Inc.	0.7
LKQ Corp.	0.7
Toro Co.	0.7
Church & Dwight Co., Inc.	0.6
Republic Services, Inc. – Class A	0.6
Lattice Semiconductor Corp.	0.6

Annual Report • June 30, 2022	21

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2022, the Fund returned -21.02%, underperforming its benchmark, the MSCI EAFE Index, which returned -17.77% for the period.

For the year, the U.S. dollar generally appreciated versus the currencies of other developed regions, detracting from the returns of international securities for U.S. investors. Emerging markets performance was weaker than developed markets. In developed markets, value stocks outperformed growth stocks and large-capitalization stocks outperformed small-capitalization stocks. Information technology and consumer discretionary struggled over the year, while energy and health care performed the strongest.

Compared to its benchmark, the Fund’s relative underperformance was driven by sector allocation, weak stock selection and an exposure to emerging markets. Overweight to consumer discretionary and information technology detracted from performance. Weak stock selection, particularly in consumer discretionary, materials and health care detracted from relative returns and offset the stronger stock selection in financials.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Marathon Asset Management LLP invests primarily in equity securities of non-U.S. issuers in developed and emerging market countries. Marathon-London focuses on identifying attractive long-term investment opportunities as a result of certain “capital cycle” conditions to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Marathon-London’s portfolio is expected to have low turnover, to be well-diversified, and to have a bias towards the smaller capitalization segments of the market.
Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.	Mondrian Investment Partners Limited employs a long-only, value investment philosophy. Portfolio construction is primarily driven by detailed bottom-up stock selection, based on rigorous dividend discount valuation analysis.	WCM Investment Management uses a bottom- up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

22	Annual Report • June 30, 2022

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder International Equity Fund from its inception (July 6, 2015) to June 30, 2022 as compared with the MSCI EAFE Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

MSCI EAFE Index

Average Annual Total Returns as of June 30, 2022

	1 Year	5 Years	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	-21.02%	2.95%	3.88%
MSCI EAFE Index	-17.77%	2.20%	2.88%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.63%(1) and 0.32%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	16.1%
Financials	15.4
Consumer Discretionary	15.2
Healthcare	13.9
Information Technology	10.8
Consumer Staples	8.8
Communication Services	6.2
Materials	4.4
Energy	4.2
Utilities	2.9
Short-Term Investments	1.9
Real Estate	0.2

Top Ten Equity Holdings	(% of Net Assets)
Shell Plc	1.5%
United Overseas Bank Ltd.	1.3
Sanofi	1.2
BP Plc	1.2
Honda Motor Co. Ltd.	1.2
AIA Group Ltd.	1.2
Takeda Pharmaceutical Co. Ltd.	1.2
Nippon Telegraph & Telephone Corp.	1.1
Tesco Plc	1.1
Novartis AG	1.1

Annual Report • June 30, 2022	23

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Country Breakdown	(% of Long-Term Investments)
Japan	20.7%
United Kingdom	18.7
France	8.2
Switzerland	6.2
Germany	5.5
Netherlands	4.1
Hong Kong	3.8
China	3.5
Sweden	3.2
Italy	3.2
Other	22.9

24	Annual Report • June 30, 2022

Bridge Builder Tax Managed International Equity Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Tax Managed International Equity Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure and seeks to manage the impact of taxes through its use of a tax overlay manager. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions.

Investment Commentary

For the period June 1, 2022 thru June 30, 2022 on a pre-tax basis, the Fund returned -8.80%, underperforming its benchmark, the MSCI EAFE Index, which returned -8.59% for the period.

For the one month period, the U.S. dollar generally appreciated versus the currencies of other developed regions, detracting from the returns of international securities for U.S. investors. Generally, U.S. exposures contributed to performance. Emerging markets performance, specifically China, was also stronger than developed markets and also contributed to performance. In developed markets, growth stocks outperformed value stocks, and large-capitalization stocks outperformed small-capitalization stocks. Information technology and materials struggled over the period, while consumer staples and health care performed the strongest.

Investment Sub-advisers

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international companies that are trading at prices substantially below their intrinsic value but have solid long-term prospects.	T. Rowe Price Associates, Inc. seeks long-term growth of capital through investments in non-U.S. companies. T. Rowe Price recommends investments in companies with a favorable combination of growth prospects and valuation. Several of the characteristics T. Rowe Price looks for include accelerating earnings and cash flow growth, reasonable valuation, and barriers to entry at industry and product level.	Walter Scott & Partners Limited seeks a favorable real rate of return over the long term. Walter Scott seeks companies that perform relatively well and grow to a higher weight in the strategy based on fundamental company analysis and a bottom-up research process. Walter Scott recommends the purchase of these companies with no near-term expectation of recommending the sale of such companies. Walter Scott’s approach expects the strategy to realize low portfolio turnover.
Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the MSCI EAFE Growth Index and the MSCI EAFE Value Index. As the Fund’s overlay manager, Parametric implements a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes by, among other things, selling stocks with the lowest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.

Annual Report • June 30, 2022	25

Bridge Builder Tax Managed International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Tax Managed International Equity Fund from its inception (June 1, 2022) to June 30, 2022 as compared with the MSCI EAFE Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2022

vs.

MSCI EAFE Index

Average Annual Total Returns as of June 30, 2022

Since Inception (6/01/2022)
Bridge Builder Tax Managed International Equity Fund	-8.80%
MSCI EAFE Index	-8.59%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.74%(1) and 0.55%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	16.6%
Healthcare	15.7
Industrials	15.4
Consumer Discretionary	13.1
Information Technology	11.0
Consumer Staples	9.4
Materials	9.0
Energy	3.5
Communication Services	2.9
Utilities	2.2
Real Estate	0.8
Short-Term Investments	0.4

Top Ten Equity Holdings	(% of Net Assets)
Roche Holding AG	2.3%
Nestle SA	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1.5
Novartis AG	1.4
ASML Holding NV	1.2
TotalEnergies SE	1.1
Compass Group Plc	1.1
AIA Group Ltd.	1.1
Diageo Plc	1.1
Novo Nordisk – Class B	1.1

ADR – American Depositary Receipt

26	Annual Report • June 30, 2022

Bridge Builder Tax Managed International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Country Breakdown	(% of Long-Term Investments)
Japan	21.6%
United Kingdom	13.5
France	11.9
Switzerland	10.9
Germany	8.0
Netherlands	4.2
Denmark	4.2
Australia	3.7
Hong Kong	3.0
Canada	3.0
Other	16.0

Annual Report • June 30, 2022	27

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street has contractually agreed, until at least October 28, 2023 to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security.

Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small- and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

28	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe.

The Russell 2500® Growth Index measures the performance of the small-to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The S&P 500 Growth Index, an unmanaged index, measures the performance of the large-capitalization growth segment of the U.S. equity market. It consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) the ratio of earnings change to price; and (iii) momentum.

The S&P 500 Value Index, an unmanaged index, measures the performance of the large-capitalization value segment of the U.S. equity market. It consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on the ratios of book value, earnings, and sales to price.

Annual Report • June 30, 2022	29

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from

January 1, 2022 to June 30, 2022.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

			Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period
Bridge Builder Core Bond Fund
	Actual	*	$1,000.00	$896.50	0.13%	$0.61
	Hypothetical	*	1,000.00	1,024.15		0.65
Bridge Builder Core Plus Bond Fund
	Actual	*	1,000.00	892.10	0.15	0.70
	Hypothetical	*	1,000.00	1,024.05		0.75
Bridge Builder Municipal Bond Fund
	Actual	*	1,000.00	919.20	0.15	0.71
	Hypothetical	*	1,000.00	1,024.05		0.75
Bridge Builder Large Cap Growth Fund
	Actual	*	1,000.00	728.30	0.20	0.86
	Hypothetical	*	1,000.00	1,023.80		1.00
Bridge Builder Large Cap Value Fund
	Actual	*	1,000.00	886.50	0.23	1.08
	Hypothetical	*	1,000.00	1,023.65		1.15
Bridge Builder Tax Managed Large Cap Fund
	Actual	**	1,000.00	931.00	0.51	0.39
	Hypothetical	*	1,000.00	1,022.27		2.56
Bridge Builder Small/Mid Cap Growth Fund
	Actual	*	1,000.00	691.30	0.40	1.68
	Hypothetical	*	1,000.00	1,022.81		2.01
Bridge Builder Small/Mid Cap Value Fund
	Actual	*	1,000.00	852.10	0.40	1.84
	Hypothetical	*	1,000.00	1,022.81		2.01
Bridge Builder Tax Managed Small/Mid Cap Fund
	Actual	**	1,000.00	929.00	0.73	0.56
	Hypothetical	*	1,000.00	1,021.17		3.66

30	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited) (Continued)

			Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period
Bridge Builder International Equity Fund
	Actual	*	$1,000.00	$788.50	0.37%	$1.64
	Hypothetical	*	1,000.00	1,022.96		1.86
Bridge Builder Tax Managed International Equity Fund
	Actual	**	1,000.00	912.00	0.67	0.51
	Hypothetical	*	1,000.00	1,021.47		3.36

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 29/365 (to reflect the actual period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. Fund inception date was June 1, 2022.

Annual Report • June 30, 2022	31

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 98.63%
Asset-Backed Obligations – 11.23%
Various Securities (1)(2)(3)(4)(5)(6)	$2,008,511	$1,920,279

Total Asset-Backed Obligations		1,920,279

Corporate Bonds – 28.45%
Basic Materials – 0.81%
Various Securities (1)(7)	145,662	137,802

Total Basic Materials		137,802

Communications – 2.13%
T-Mobile USA, Inc., 3.88%, Apr. 2030	44,285	41,329
Other Securities (1)	371,362	323,276

Total Communications		364,605

Consumer, Cyclical – 1.73%
Various Securities (1)	328,882	295,806

Total Consumer, Cyclical		295,806

Consumer, Non-cyclical – 3.72%
Various Securities (1)	717,099	636,482

Total Consumer, Non-cyclical		636,482

Diversified – 0.02%
Various Securities (1)	3,165	3,076

Total Diversified		3,076

Energy – 2.98%
Various Securities (1)	547,170	510,253

Total Energy		510,253

Financials – 11.02%
Bank of America Corp., 1.53%-7.75%, Dec. 2023-Jul. 2170 (4)	198,351	178,135
Other Securities (1)(4)(8)	1,871,903	1,706,907

Total Financials		1,885,042

Industrials – 1.68%
Various Securities (1)(2)	312,629	287,053

Total Industrials		287,053

Technology – 1.54%
Various Securities (1)	301,862	262,977

Total Technology		262,977

Utilities – 2.82%
Various Securities (1)(2)(4)	530,785	482,644

Total Utilities		482,644

Total Corporate Bonds		4,865,740

Government Related – 24.19%
Other Government Related – 1.46%
Various Securities (1)(3)(4)	258,559	250,457

Total Other Government Related		250,457

U.S. Treasury Obligations – 22.73%
U.S. Treasury Note/Bond, 0.25%, Sep. 2025	35,771	32,682
U.S. Treasury Note/Bond, 0.38%, Jul. 2024	83,750	79,438
U.S. Treasury Note/Bond, 0.38%, Jan. 2026	45,164	41,068
U.S. Treasury Note/Bond, 0.50%, Feb. 2026	68,133	62,100

The accompanying notes are an integral part of these financial statements.

32	Annual Report • June 30, 2022

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 22.73% – (continued)
U.S. Treasury Note/Bond, 0.75%, Mar. 2026 (9)	$141,999	$130,423
U.S. Treasury Note/Bond, 0.75%, Apr. 2026	50,909	46,669
U.S. Treasury Note/Bond, 0.75%, Aug. 2026	38,265	34,830
U.S. Treasury Note/Bond, 0.75%, Jan. 2028	60,000	52,842
U.S. Treasury Note/Bond, 0.88%, Jun. 2026	64,345	59,069
U.S. Treasury Note/Bond, 0.88%, Sep. 2026	42,561	38,870
U.S. Treasury Note/Bond, 1.13%, Oct. 2026	103,034	94,972
U.S. Treasury Note/Bond, 1.13%, Aug. 2028	234,050	208,295
U.S. Treasury Note/Bond, 1.25%, Mar. 2028	56,535	51,076
U.S. Treasury Note/Bond, 1.25%, Jun. 2028	90,462	81,377
U.S. Treasury Note/Bond, 1.25%, Aug. 2031	67,290	57,927
U.S. Treasury Note/Bond, 1.38%, Nov. 2040	210,649	151,708
U.S. Treasury Note/Bond, 1.75%, Dec. 2024	37,138	35,992
U.S. Treasury Note/Bond, 1.75%, Jan. 2029	82,880	76,415
U.S. Treasury Note/Bond, 1.88%, Feb. 2027	44,460	42,202
U.S. Treasury Note/Bond, 1.88%, Feb. 2032	74,244	67,260
U.S. Treasury Note/Bond, 1.88%, Nov. 2051	102,096	76,604
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	45,425	43,431
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	142,371	138,667
U.S. Treasury Note/Bond, 2.25%, May 2041	168,034	140,217
U.S. Treasury Note/Bond, 2.25%, Feb. 2052	62,514	51,447
U.S. Treasury Note/Bond, 2.38%, Feb. 2042	124,141	105,268
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	152,475	129,318
U.S. Treasury Note/Bond, 2.50%, May 2046	38,500	32,632
U.S. Treasury Note/Bond, 2.63%, May 2027	76,051	74,613
U.S. Treasury Note/Bond, 2.88%, Apr. 2029	42,000	41,508
U.S. Treasury Note/Bond, 2.88%, May 2032	124,164	122,767
U.S. Treasury Note/Bond, 2.88%, May 2043	129,960	118,507
U.S. Treasury Strip Coupon, 0.00%, Feb. 2032	46,250	34,245
U.S. Treasury Note/Bond, 0.25%-4.75%, Dec. 2022-Aug. 2051	1,277,251	1,136,713
U.S. Treasury Strip Coupon, 0.00%, Aug. 2022-Feb. 2046	258,471	192,527
Other Securities (10)	3,248	3,675

Total U.S. Treasury Obligations		3,887,354

Total Government Related		4,137,811

Mortgage-Backed Obligations – 34.76%
Fannie Mae, 2.50%, Jul. 2052 (11)	48,570	43,671
Fannie Mae, 3.00%, Jul. 2052 (11)	38,105	35,482
Fannie Mae, 3.50%, Jul. 2052 (11)	105,790	101,732
Fannie Mae, 4.00%, Jul. 2052 (11)	67,340	66,402
Fannie Mae, 4.50%, Jul. 2052 (11)	70,320	70,586
Fannie Mae Pool, 2.50%, Oct. 2050 (9)	44,500	40,149
Fannie Mae Pool, 2.50%, Dec. 2051	35,699	32,196
Fannie Mae Pool, 2.50%, May 2052	35,789	32,341
Fannie Mae Pool, 3.00%, Apr. 2052	45,853	42,887
Freddie Mac Pool, 2.50%, Nov. 2051	44,271	40,094
Freddie Mac Pool, 3.00%, Feb. 2052	43,365	40,444
Freddie Mac Pool, 3.00%, Apr. 2052	49,353	46,044
Freddie Mac Pool, 3.50%, Apr. 2052	55,175	53,196
Ginnie Mae, 2.00%, Jul. 2050 (11)	36,995	32,848
Ginnie Mae, 2.50%, Jul. 2052 (11)	57,725	52,818
Ginnie Mae II Pool, 2.50%, Aug. 2051	65,643	60,194
Fannie Mae, 2.00%-5.00%, Jun. 2037-Jul. 2052 (11)	78,305	72,602
Fannie Mae Pool, 1.46%-8.50%, Nov. 2022-Sep. 2061 (4)(5)	1,556,917	1,455,911
Freddie Mac Gold Pool, 2.00%-10.00%, Feb. 2024-Feb. 2048	217,022	214,363
Freddie Mac Multifamily Structured Pass Through Certificates, 0.81%-3.90%, Aug. 2022-Oct. 2033 (5)	435,151	172,337
Freddie Mac Pool, 1.50%-4.50%, Aug. 2035-Jun. 2052	453,491	414,950

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	33

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.76% – (continued)
Ginnie Mae, 3.00%-4.50%, Jul. 2052 (11)	$55,835	$53,804
Ginnie Mae II Pool, 2.00%-8.50%, Mar. 2025-May 2072 (4)(5)(9)	645,309	636,086
Other Securities (1)(2)(3)(4)(5)(6)	2,469,787	2,134,479

Total Mortgage-Backed Obligations		5,945,616

Total Bonds & Notes (Cost: $18,315,646)		16,869,446

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,366

Total Financials		2,366

Total Preferred Stocks (Cost: $2,375)		2,366

SHORT-TERM INVESTMENTS – 4.39%
Money Market Funds – 4.39%
Fidelity Institutional Money Market Government Fund – Class I, 1.25% (12)	750,007	750,007

Total Money Market Funds		750,007

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (13)
Citibank, New York, 1.06% due 07/01/2022	$796	796
Sumitomo, Tokyo, 1.06% due 07/01/2022	22	22

Total Time Deposits		818

Total Short-Term Investments (Cost: $750,825)		750,825

TOTAL INVESTMENTS IN SECURITIES – 103.03% (Cost: $19,068,846)		17,622,637
TBA SALE COMMITMENTS – (0.17)%
Mortgage-Backed Obligations – (0.17)%
Fannie Mae, 2.50%, Jul. 2051 (14)	(30,000)	(26,974)
Ginnie Mae, 3.00%, Jul. 2051 (14)	(3,000)	(2,828)

Total TBA Sale Commitments (Proceeds Received: $(29,753))		(29,802)

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.86)%		(488,315)

TOTAL NET ASSETS – 100.00%		$17,104,520

Percentages are stated as a percent of net assets.

(1)	Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,451,549, which represents 20.18% of total net assets.

(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

34	Annual Report • June 30, 2022

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

(3)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(4)	Includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.

(5)	Includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2022.

(6)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $40,098, which represents 0.23% of total net assets.

(7)	Includes securities in default as of June 30, 2022. The value of these securities totals $329, which represents 0.00% of total net assets.

(8)	Includes securities restricted at June 30, 2022. The value of the restricted securities totals $5,949, which represents 0.03% of total net assets.

(9)	Assigned as collateral or includes securities assigned as collateral for certain futures contracts. The value of these pledged issues totals $38,485, which represents 0.22% of total net assets.

(10)	Includes inflation protected securities. The value of these securities totals $3,675, which represents 0.02% of total net assets.

(11)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $529,945, which represents 3.10% of total net assets.

(12)	Represents annualized seven-day yield as of the close of the reporting period.

(13)	Amount calculated is less than 0.005%.

(14)	Delayed delivery sale commitment security. The value of these securities totals $(29,802), which represents (0.17)% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
806	U.S. 2 Year Note Future	Sep. 2022	$170,021	$169,273	$(748)
3,681	U.S. 5 Year Note Future	Sep. 2022	414,417	413,192	(1,225)
775	U.S. 10 Year Note Future	Sep. 2022	91,114	91,862	748
57	U.S. Ultra 10 Year Note Future	Sep. 2022	7,395	7,260	(135)
1,470	U.S. Ultra Bond Future	Sep. 2022	230,147	226,885	(3,262)

					(4,622)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(338)	U.S. Long Bond Future	Sep. 2022	$(46,322)	$(46,855)	$(533)
(10)	U.S. Ultra 10 Year Note Future	Sep. 2022	(1,284)	(1,274)	10

					(523)

					$(5,145)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	35

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 97.09%
Asset-Backed Obligations – 11.43%
Various Securities *(1)(2)(3)(4)(5)	$3,835,893	$3,582,090

Total Asset-Backed Obligations		3,582,090

Corporate Bonds – 32.14%
Basic Materials – 0.90%
Various Securities *(1)(2)(6)	314,550	280,339

Total Basic Materials		280,339

Communications – 4.20%
Various Securities *(1)(6)(7)(8)	1,604,794	1,315,160

Total Communications		1,315,160

Consumer, Cyclical – 2.80%
Various Securities *(1)(2)(3)(6)	1,000,094	878,743

Total Consumer, Cyclical		878,743

Consumer, Non-cyclical – 3.82%
Various Securities *(1)(2)(6)	1,356,718	1,197,622

Total Consumer, Non-cyclical		1,197,622

Energy – 2.18%
Various Securities *(1)(6)(7)(9)	822,100	683,698

Total Energy		683,698

Financials – 12.69%
Bank of America Corp., 0.52%-4.57%, Dec. 2023-Apr. 2033 (2)	332,524	296,286
Other Securities *(1)(2)(3)(5)(6)	4,127,587	3,679,972

Total Financials		3,976,258

Government – 0.11%
Various Securities *(1)	9,146,365	34,171

Total Government		34,171

Industrials – 1.54%
Various Securities *(1)(2)	542,021	481,835

Total Industrials		481,835

Technology – 1.97%
Various Securities (1)(6)	727,773	618,121

Total Technology		618,121

Utilities – 1.93%
Various Securities (1)(6)	683,489	605,014

Total Utilities		605,014

Total Corporate Bonds		10,070,961

Convertible Securities – 0.26%
Communications – 0.11%
Various Securities	45,815	33,837

Total Communications		33,837

Consumer, Cyclical – 0.03%
Various Securities (1)	9,575	10,104

Total Consumer, Cyclical		10,104

The accompanying notes are an integral part of these financial statements.

36	Annual Report • June 30, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 0.12%
Various Securities		$42,425	$36,903

Total Consumer, Non-cyclical			36,903

Total Convertible Securities			80,844

Government Related – 23.79%
Other Government Related – 1.96%
Republic of South Africa Government Bond, 10.50%, Dec. 2026	ZAR	1,668,900	108,523
Other Securities *(1)(2)(5)(6)(9)(10)		12,551,337	504,065

Total Other Government Related			612,588

U.S. Treasury Obligations – 21.83%
U.S. Treasury Inflation Indexed Bond, 0.13%, Apr. 2027 (11)		$136,085	133,985
U.S. Treasury Note/Bond, 0.13%, Aug. 2022		186,755	186,309
U.S. Treasury Note/Bond, 0.13%, Sep. 2022		78,645	78,318
U.S. Treasury Note/Bond, 0.13%, Feb. 2023		97,570	95,912
U.S. Treasury Note/Bond, 0.13%, Apr. 2023		111,785	109,270
U.S. Treasury Note/Bond, 0.13%, Aug. 2023		100,725	97,448
U.S. Treasury Note/Bond, 0.25%, Sep. 2023		237,345	229,520
U.S. Treasury Note/Bond, 0.38%, Apr. 2025		95,425	88,563
U.S. Treasury Note/Bond, 0.50%, Nov. 2023		124,500	120,269
U.S. Treasury Note/Bond, 0.50%, Mar. 2025		95,425	89,058
U.S. Treasury Note/Bond, 0.75%, Aug. 2026		95,425	86,859
U.S. Treasury Note/Bond, 0.88%, Sep. 2026		95,425	87,150
U.S. Treasury Note/Bond, 1.25%, Mar. 2028		298,605	269,771
U.S. Treasury Note/Bond, 1.38%, Nov. 2031		403,700	350,147
U.S. Treasury Note/Bond, 1.88%, Feb. 2027		110,900	105,268
U.S. Treasury Note/Bond, 1.88%, Feb. 2032		198,230	179,584
U.S. Treasury Note/Bond, 2.00%, Nov. 2041		836,527	664,385
U.S. Treasury Note/Bond, 2.25%, Aug. 2049		116,300	95,425
U.S. Treasury Note/Bond, 2.25%, Feb. 2052		264,765	217,893
U.S. Treasury Note/Bond, 2.50%, May 2024		139,070	137,815
U.S. Treasury Note/Bond, 2.63%, May 2027		153,485	150,583
U.S. Treasury Note/Bond, 2.75%, May 2025		88,860	88,180
U.S. Treasury Note/Bond, 2.88%, Jun. 2025		185,235	184,497
U.S. Treasury Note/Bond, 2.88%, May 2032		1,292,013	1,277,478
U.S. Treasury Note/Bond, 2.88%, May 2052		215,583	203,625
U.S. Treasury Note/Bond, 3.25%, Jun. 2027		190,210	192,068
U.S. Treasury Note/Bond, 0.13%-3.13%, Dec. 2022-Aug. 2051 (12)		1,391,824	1,229,791
Other Securities (11)(12)		101,645	92,590

Total U.S. Treasury Obligations			6,841,761

Total Government Related			7,454,349

Mortgage-Backed Obligations – 29.47%
Extended Stay America Trust 2021-ESH, 2.41%, (1 Month LIBOR USD + 1.08%, 1.08% Floor), Jul. 2038, Series 2021-ESH, Class A (1)(2)		76,271	74,355
Fannie Mae, 2.00%, Jun. 2037 (13)		79,785	74,468
Fannie Mae, 2.00%, Jul. 2052 (13)		261,987	227,315
Fannie Mae, 2.00%, Aug. 2052 (13)		493,125	427,401
Fannie Mae, 2.50%, Jul. 2052 (13)		283,065	254,515
Fannie Mae, 2.50%, Aug. 2052 (13)		647,823	581,706
Fannie Mae, 3.00%, Jul. 2052 (13)		270,912	252,266
Fannie Mae, 3.50%, Jul. 2052 (13)		185,264	178,157
Fannie Mae, 3.50%, Aug. 2052 (13)		343,224	329,628
Fannie Mae, 4.00%, Jul. 2052 (13)		241,729	238,363
Fannie Mae, 4.50%, Jul. 2052 (13)		71,935	72,208
Fannie Mae Pool, 2.00%, Jan. 2052		126,926	110,672
Fannie Mae Pool, 3.00%, Apr. 2052		85,042	79,302
Fannie Mae Pool, 3.00%, Jun. 2052		78,152	72,931

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	37

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 29.47% – (continued)
Fannie Mae Pool, 3.50%, Jul. 2052		$123,344	$118,769
Freddie Mac Pool, 2.00%, Apr. 2051		88,176	76,884
Freddie Mac Pool, 2.50%, Feb. 2052		82,506	74,266
Freddie Mac Pool, 3.00%, Jun. 2052		74,983	69,934
Freddie Mac Pool, 3.00%, Jul. 2052		195,759	182,538
Ginnie Mae, 2.50%, Jul. 2052 (13)		131,993	120,774
Towd Point Mortgage Funding, 1.36%, (Sterling Overnight Index Average + 0.90%), Jul. 2045, Series 2019-A13A, Class A1 (1)(2)	GBP	74,540	90,637
Fannie Mae, 1.50%-5.00%, Jul. 2036-Aug. 2052 (13)		$178,037	165,521
Fannie Mae Pool, 1.50%-6.00%, Feb. 2030-Jul. 2052		1,450,884	1,363,169
Freddie Mac Pool, 2.00%-5.00%, May 2031-Jul. 2052		566,102	523,528
Ginnie Mae, 2.00%-4.50%, Jul. 2050-Jul. 2052 (13)		104,511	97,444
Ginnie Mae II Pool, 2.00%-5.50%, Feb. 2043-Dec. 2051		397,115	378,813
Other Securities *(1)(2)(3)(4)(5)(6)(8)		3,461,832	3,000,200

Total Mortgage-Backed Obligations			9,235,764

Total Bonds & Notes (Cost: $33,114,160)			30,424,008

BANK LOANS – 1.30%
Various Securities *(2)(8)		433,423	406,906

Total Bank Loans (Cost: $435,074)			406,906

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.12%
Communications – 0.08%
Various Securities (6)(8)(14)		3,375	25,140
Total Communications			25,140

Consumer Discretionary – 0.04%
Neiman Marcus Group, Inc. (6)(8)(14)		62	10,773

Total Consumer Discretionary			10,773

Energy – 0.00% (15)
Various Securities (1)(6)(8)(14)		18	442

Total Energy			442

Financials – 0.00% (15)
Various Securities (1)(8)(14)		2	40

Total Financials			40

Industrials – 0.00% (15)
AMI Investments LLC (8)(14)(16)		206	—

Total Industrials			—

Total Common Stocks (Cost: $53,433)			36,395

CONVERTIBLE PREFERRED STOCKS – 0.17%
Financials – 0.17%
Bank of America Corp., 7.25%		23	28,155
Wells Fargo & Co., 7.50%		20	24,642

Total Financials			52,797

Total Convertible Preferred Stocks (Cost: $62,493)			52,797

The accompanying notes are an integral part of these financial statements.

38	Annual Report • June 30, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
PREFERRED STOCKS – 0.07%
Communications – 0.07%
AT&T Mobility II LLC, 7.00% (6)(8)(14)		1,036	$23,554

Total Communications			23,554

Financials – 0.00%(15)
Cayenne Aviation Holdings LLC (1)(8)(14)(16)		0	7

Total Financials			7

Total Preferred Stocks (Cost: $28,084)			23,561

RIGHTS – 0.00% (15)
Communications – 0.00% (15)
Various Securities (8)(14)(16)		95	—
Total Communications			—

Total Rights (Cost: $0)			—

WARRANTS – 0.00% (15)
Communications – 0.00% (15)
Various Securities (8)(14)		14	81

Total Communications			81

Total Warrants (Cost: $8,440)			81

SHORT-TERM INVESTMENTS – 11.20%
Money Market Funds – 2.49%
Fidelity Institutional Money Market Government Fund – Class I, 1.25% (17)		778,926	778,926

Total Money Market Funds			778,926

	Principal Amount (000s)		Value (000s)
Government Related – 0.04%
Republic of Argentina, -35.08%, Dec. 2022	ARS	1,401,000	13,426

Total Government Related			13,426

Repurchase Agreements – 0.99%
JP Morgan Securities LLC, 1.35% dated 06/30/2022, due 07/01/2022, repurchase price $124,205 (collateralized by U.S. Treasury Bond, value $127,114, 3.25%, 05/15/2042)		$124,200	124,200
JP Morgan Securities LLC, 1.40% dated 06/30/2022, due 07/01/2022, repurchase price $2,700 (collateralized by U.S. Treasury Bond, value $2,765, 2.25%, 05/15/2041)		2,700	2,700
Nomura Securities International, Inc., 1.42% dated 06/30/2022, due 07/01/2022, repurchase price $182,707 (collateralized by U.S. Treasury Bond, value $187,152, 4.38%, 11/15/2039)		182,700	182,700

Total Repurchase Agreements			309,600

U.S. Treasury Bills – 7.58%
U.S. Cash Management Bill, 0.00%, Oct. 2022		175,000	174,040
U.S. Treasury Bill, 0.00%, Jul. 2022-Dec. 2022 (12)		2,205,425	2,201,019

Total U.S. Treasury Bills			2,375,059

Time Deposits – 0.10%
ANZ, Hong Kong, 0.25% due 07/01/2022	AUD	901	622
BBVA, Madrid, 1.06% due 07/01/2022		$194	194
BNP Paribas, Paris, -1.20% due 07/01/2022	CHF	117	122
BNP Paribas, Paris, 0.52% due 07/01/2022	GBP	1,742	2,120

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	39

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.10% – (continued)
Brown Brothers Harriman, 0.25% due 07/01/2022	NZD	89	$56
Brown Brothers Harriman, 3.85% due 07/01/2022	ZAR	6,134	377
Citibank, London, -0.78% due 07/01/2022	EUR	878	921
Citibank, New York, 1.06% due 07/01/2022		$7,427	7,427
Nordea Bank ABP, Oslo, 0.07% due 07/01/2022	NOK	5	1
Royal Bank of Canada, Toronto, 0.56% due 07/04/2022	CAD	84	65
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022		$14,612	14,612
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2022 (16)	SEK	3	0
Sumitomo, Tokyo, -0.36% due 07/01/2022	JPY	732,552	5,399

Total Time Deposits			31,916

Total Short-Term Investments (Cost: $3,510,232)			3,508,927

TOTAL INVESTMENTS IN SECURITIES – 109.95% (Cost: $37,211,916)			34,452,675
TBA SALE COMMITMENTS – (1.19)%
Mortgage-Backed Obligations – (1.19)%
Fannie Mae, 1.50%-5.00%, Jul. 2036-Aug. 2052 (18)		$(348,041)	(331,138)
Ginnie Mae, 3.50%, Jul. 2052-Aug. 2052 (18)		(42,428)	(41,193)

Total TBA Sale Commitments (Proceeds Received: $(371,015))			(372,331)

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.76)%			(2,746,375)

TOTAL NET ASSETS – 100.00%			$31,333,969

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

ARS	Argentine Peso

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

ZAR	South African Rand

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,986,361, which represents 25.49% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

40	Annual Report • June 30, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

(3)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(4)	Includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2022.

(5)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2022.

(6)	Security that is restricted or includes securities restricted at June 30, 2022. The value of the restricted securities totals $92,515, which represents 0.30% of total net assets.

(7)	Includes payment in-kind securities for which part of the income earned may be paid as additional principal.

(8)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $89,463 or 0.29% of the Fund’s net assets.

(9)	Includes securities in default as of June 30, 2022. The value of these securities totals $4,885, which represents 0.02% of total net assets.

(10)	Includes adjustable rate securities. The rate reported is the rate in effect as of June 30, 2022.

(11)	Inflation protected security or includes inflation protected securities. The value of these securities totals $226,575, which represents 0.72% of total net assets.

(12)	Partially assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $102,181, which represents 0.33% of total net assets.

(13)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $3,019,766, which represents 9.64% of total net assets.

(14)	Non-income producing security or includes securities that are non-income producing.

(15)	Amount calculated is less than 0.005%.

(16)	A zero balance may reflect actual amounts rounding to less than one thousand.

(17)	Represents annualized seven-day yield as of the close of the reporting period.

(18)	Delayed delivery sale commitment security or includes delayed delivery sales commitment securities. The value of these securities totals $(372,331), which represents (1.19)% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Sep. 2022	AUD	32,818	$22,568	$(84)
610	Euro-Btp Future	Sep. 2022	EUR	77,219	78,704	(2,217)
433	Euro-Bund Future	Sep. 2022		62,287	67,511	2,237
5,910	U.S. 2 Year Note Future	Sep. 2022		$1,246,437	1,241,192	(5,245)
6,352	U.S. 5 Year Note Future	Sep. 2022		716,820	713,012	(3,808)
12,025	U.S. 10 Year Note Future	Sep. 2022		1,438,906	1,425,338	(13,568)
1,558	U.S. Long Bond Future	Sep. 2022		218,819	215,978	(2,841)
2,690	U.S. Ultra 10 Year Note Future	Sep. 2022		331,200	342,639	11,439
986	U.S. Ultra Bond Future	Sep. 2022		149,146	152,183	3,037

						(11,050)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(1,091)	Euro-Btp Future	Sep. 2022	EUR	(129,117)	$(140,765)	$(5,457)
(312)	Euro-Bund Future	Sep. 2022		(47,461)	(48,645)	1,092
(24)	Japan 10 Year Bond Future	Sep. 2022	JPY	(3,577,120)	(26,287)	77
(554)	U.S. Long Bond Future	Sep. 2022		$(77,356)	(76,798)	558
(391)	U.S. Ultra 10 Year Note Future	Sep. 2022		(49,322)	(49,804)	(482)

						(4,212)

						$(15,262)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	41

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,210	USD	1,519	07/20/22	Deutsche Bank	$6
AUD	4,088	USD	2,813	08/02/22	J.P. Morgan	9
AUD	3,198	USD	2,203	08/02/22	Morgan Stanley	5
BRL*	23,400	USD	4,449	07/05/22	BNP Paribas	23
BRL*	24,000	USD	4,554	07/05/22	J.P. Morgan	32
CHF	1,197	USD	1,250	07/20/22	Barclays Bank	5
CZK	22,660	USD	950	07/20/22	UBS	8
EUR	1,475	USD	1,545	07/05/22	Bank Of America (1)	0
EUR	30,190	GBP	25,787	09/21/22	Deutsche Bank	380
GBP	1,325	USD	1,602	07/05/22	Bank Of America	11
GBP	926	USD	1,119	07/05/22	J.P. Morgan	8
GBP	1,509	USD	1,836	07/05/22	Morgan Stanley	1
JPY	12,369,261	USD	91,200	08/02/22	BNP Paribas	121
MXN	1,074,672	USD	51,377	07/01/22	BNP Paribas	2,064
MXN	245,793	USD	12,108	08/09/22	Bank Of America	34
MXN	132,419	USD	6,028	08/09/22	BNP Paribas	513
MXN	19,031	USD	911	08/24/22	Morgan Stanley	27
MXN	927,331	USD	45,463	09/15/22	BNP Paribas	22
PEN*	519	USD	134	07/25/22	Goldman Sachs	1
RUB*	0	USD	0	08/10/22	Deutsche Bank (1)	0
RUB*	262,970	USD	2,777	10/07/22	Goldman Sachs	1,274
RUB*	106,548	USD	1,105	10/21/22	Deutsche Bank	506
USD	46,143	MXN	927,331	07/01/22	BNP Paribas	29
USD	31,853	AUD	45,187	07/05/22	Bank Of America	662
USD	221,115	EUR	206,291	07/05/22	Bank Of America	4,932
USD	396,771	GBP	313,805	07/05/22	Bank Of America	14,776
USD	83,594	EUR	77,891	07/05/22	BNP Paribas	1,968
USD	758	AUD	1,054	07/05/22	Goldman Sachs	31
USD	72,535	BRL*	377,071	07/05/22	Goldman Sachs	484
USD	4,682	EUR	4,437	07/05/22	J.P. Morgan	32
USD	4,610	GBP	3,750	07/05/22	J.P. Morgan	45
USD	114	JPY	14,700	07/05/22	J.P. Morgan	5
USD	16,169	ZAR	248,087	07/13/22	Bank Of America	932
USD	984	ZAR	15,400	07/13/22	BNP Paribas	38
USD	3	ILS	12	07/15/22	BNP Paribas (1)	0
USD	1,860	ZAR	29,955	07/20/22	J.P. Morgan	22
USD	296,088	EUR	280,994	08/02/22	BNP Paribas	1,061
USD	37	IDR*	542,165	08/10/22	Bank Of America	1
USD	17,203	TWD	506,870	08/10/22	J.P. Morgan	113
USD	5,117	TWD	150,736	08/10/22	Morgan Stanley	35
USD	11	IDR*	165,487	08/16/22	BNP Paribas (1)	0
USD	35,236	ZAR	562,601	08/16/22	BNP Paribas	811
USD	1,159	CAD	1,485	08/16/22	Morgan Stanley	5
USD	11	IDR*	162,429	08/23/22	Bank Of America (1)	0
USD	1,475	COP	5,661,781	08/24/22	Barclays Bank	124
USD	1,752	MXN	35,430	08/24/22	J.P. Morgan	7
USD	613	EUR	582	08/24/22	Morgan Stanley	1
USD	4,691	CAD	5,907	09/21/22	BNP Paribas	102
USD	524	GBP	422	09/21/22	Deutsche Bank	9
USD	32,135	EUR	30,190	09/21/22	J.P. Morgan	316
USD	1,669	ILS	5,300	10/07/22	Bank Of America	141
USD	20,030	ZAR	308,883	10/19/22	Deutsche Bank	1,251
USD	3,973	ZAR	63,088	11/08/22	Bank Of America	145
USD	11,528	ZAR	185,594	11/08/22	BNP Paribas	267
USD	2,023	ZAR	32,472	11/08/22	Goldman Sachs	53
USD	10,014	ZAR	157,343	12/12/22	Deutsche Bank	500
USD	536	MXN	10,917	12/21/22	Goldman Sachs	10

The accompanying notes are an integral part of these financial statements.

42	Annual Report • June 30, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	7,239	ZAR	120,980	05/12/23	Goldman Sachs	$38

					Total Unrealized Appreciation	33,996

AUD	53,527	USD	37,318	07/05/22	BNP Paribas	(372)
AUD	24,856	USD	17,263	08/02/22	Bank Of America	(102)
BRL*	400,700	USD	80,459	07/05/22	Goldman Sachs	(3,894)
BRL*	4,722	USD	920	07/20/22	J.P. Morgan	(22)
BRL*	377,071	USD	71,964	08/02/22	Goldman Sachs	(551)
BRL*	252,800	USD	49,899	10/04/22	BNP Paribas	(2,846)
BRL*	183,500	USD	35,179	10/04/22	Goldman Sachs	(1,024)
EUR	283,951	USD	298,650	07/05/22	BNP Paribas	(1,084)
EUR	4,303	USD	4,540	07/05/22	J.P. Morgan	(30)
EUR	6,890	USD	7,304	09/21/22	Barclays Bank	(42)
GBP	8,344	USD	10,201	07/05/22	BNP Paribas	(44)
GBP	3,841	USD	4,839	07/05/22	J.P. Morgan	(164)
GBP	938	USD	1,172	07/05/22	Morgan Stanley	(30)
IDR*	155,959,687	USD	10,602	08/10/22	J.P. Morgan	(182)
IDR*	74,283,364	USD	5,038	08/16/22	BNP Paribas	(76)
IDR*	81,773,752	USD	5,522	08/16/22	Goldman Sachs	(59)
IDR*	91,987,945	USD	6,235	08/23/22	Morgan Stanley	(92)
IDR*	1,147,768	USD	78	09/21/22	Goldman Sachs	(1)
INR*	4,041	USD	52	08/10/22	BNP Paribas	(1)
INR*	6,787	USD	87	08/10/22	Morgan Stanley	(1)
JPY	1,543,000	USD	11,454	07/05/22	Bank Of America	(82)
JPY	10,894,100	USD	81,911	07/05/22	J.P. Morgan	(1,618)
JPY	216,878	USD	1,610	07/20/22	UBS	(10)
MXN	35,430	USD	1,785	08/24/22	Citibank	(40)
NOK	118,006	USD	12,394	08/16/22	Bank Of America	(402)
NOK	212,480	USD	22,016	08/16/22	BNP Paribas	(424)
PEN*	115	USD	31	07/14/22	Goldman Sachs	(1)
PEN*	1,029	USD	275	07/19/22	Morgan Stanley	(7)
PEN*	1,919	USD	508	08/08/22	BNP Paribas	(8)
PEN*	7,347	USD	1,932	08/08/22	J.P. Morgan	(20)
SEK	312,915	USD	31,633	08/16/22	Deutsche Bank	(994)
TRY	15,980	USD	950	07/20/22	Deutsche Bank (1)	(0)
USD	1,270	MXN	26,280	07/01/22	BNP Paribas	(37)
USD	5,856	MXN	121,061	07/01/22	Goldman Sachs	(164)
USD	4,079	BRL*	23,400	07/05/22	BNP Paribas	(392)
USD	4,511	BRL*	23,629	07/05/22	Goldman Sachs	(4)
USD	2,813	AUD	4,088	07/05/22	J.P. Morgan	(9)
USD	4,367	BRL*	24,000	07/05/22	J.P. Morgan	(218)
USD	1,610	JPY	218,967	07/20/22	Barclays Bank	(5)
USD	920	BRL*	4,839	07/20/22	Goldman Sachs (1)	(0)
USD	1,240	MXN	25,050	07/20/22	Goldman Sachs	(2)
USD	950	TRY	17,323	07/20/22	J.P. Morgan	(80)
USD	881	EUR	840	07/20/22	Morgan Stanley (1)	(0)
USD	2,517	EUR	2,410	07/20/22	UBS	(11)
USD	10,157	PEN*	40,911	07/25/22	Bank Of America	(504)
USD	1,165	EUR	1,116	08/02/22	Bank Of America	(7)
USD	365,330	GBP	300,672	08/02/22	Bank Of America	(861)
USD	17,553	MXN	365,744	08/09/22	Deutsche Bank	(515)
USD	1,465	TWD	43,496	08/10/22	Deutsche Bank	(2)
USD	4,837	CAD	6,256	08/16/22	BNP Paribas	(24)
USD	55,008	BRL*	314,800	10/04/22	Goldman Sachs	(3,585)
USD	20,970	BRL*	121,500	10/04/22	J.P. Morgan	(1,644)
USD	12,225	ZAR	204,161	02/13/23	Deutsche Bank	(43)
ZAR	88,677	USD	5,514	07/22/22	Bank Of America	(73)

					Total Unrealized Depreciation	(22,403)

					Net Unrealized Appreciation	$11,593

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	43

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

*	Non-deliverable forward

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ILS	Israeli New Shekel

INR	Indian Rupee
JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PEN	Peruvian Sol

RUB	Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	1.03%	$5,200	$18	$(6)	$12
AT&T, Inc.	1.00	6/20/2026	1.14	6,900	106	(122)	(16)
Boeing Co.	1.00	12/20/2026	2.45	1,200	(4)	(64)	(68)
Boeing Co.	1.00	6/20/2027	2.54	10,800	(672)	(40)	(712)
CDX.EM.28	1.00	12/20/2022	18.80	9,588	(164)	(539)	(703)
CDX.EM.29	1.00	6/20/2023	10.64	1,880	(32)	(119)	(151)
CDX.EM.30	1.00	12/20/2023	8.02	6,768	(133)	(459)	(592)
CDX.EM.31	1.00	6/20/2024	5.90	8,178	(276)	(391)	(667)
CDX.EM.32	1.00	12/20/2024	5.26	12,090	(523)	(537)	(1,060)
CDX.EM.34	1.00	12/20/2025	5.69	3,100	(198)	(210)	(408)
CDX.EM.36	1.00	12/20/2026	4.59	40,200	(1,414)	(3,707)	(5,121)
CDX.NA.HY.35	5.00	12/20/2025	5.14	495	39	(34)	5
CDX.NA.HY.38	5.00	6/20/2027	5.75	28,071	(763)	(12)	(775)
CDX.NA.HY.38	5.00	6/20/2027	5.75	33,309	(1,000)	81	(919)
Ford Motor Credit Co. LLC	5.00	6/20/2023	2.73	28,100	760	249	1,009
Ford Motor Credit Co. LLC	5.00	6/20/2024	3.13	18,400	980	(81)	899
Ford Motor Credit Co. LLC	5.00	12/20/2024	3.39	1,700	105	(19)	86
Ford Motor Credit Co. LLC	5.00	12/20/2025	3.77	400	14	7	21
Ford Motor Credit Co. LLC	5.00	6/20/2026	3.93	19,400	1,621	(640)	981
General Electric Co.	1.00	12/20/2023	0.87	700	(12)	14	2
iTraxx Asia ex-Japan Series 37 Version 1 Index	1.00	6/20/2027	1.42	10,100	(49)	(135)	(184)

					$(1,597)	$(6,764)	$(8,361)

The accompanying notes are an integral part of these financial statements.

44	Annual Report • June 30, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2027	0.44%	$2,433	$(59)	$(4)	$(63)
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	589	39	10	49
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	981	65	17	82
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	981	64	18	82
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	1,094	73	18	91
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	586	9	3	12
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	1,370	21	7	28
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	975	15	5	20
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	974	15	5	20
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	970	15	5	20
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	976	15	5	20
Barclays Bank	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	14,173	790	395	1,185
Goldman Sachs	Chile Government International	1.00	Quarterly	6/20/2027	1.13	1,662	(10)	19	9
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	2,002	102	64	166
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	943	41	37	78
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	943	42	36	78
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	943	42	36	78
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	943	42	36	78
Goldman Sachs	Indonesia Government International	1.00	Quarterly	6/20/2027	1.43	3,849	48	25	73
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	1.75	5,667	36	153	189
Goldman Sachs	Philippine Government Internat	1.00	Quarterly	6/20/2027	1.28	5,765	31	40	71

							$1,436	$930	$2,366

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	45

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.59%	$16,450	$(261)	$202	$(59)
Goldman Sachs	CMBX.NA.AAA.13	0.50	Monthly	12/16/2072	0.78	205,400	563	(4,222)	(3,659)
Morgan Stanley	CMBX.NA.AAA.13	0.50	Monthly	12/16/2072	0.78	157,900	636	(3,449)	(2,813)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	6/20/2024	1.61	300	(4)	1	(3)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	3,200	(24)	(41)	(65)
BNP Paribas	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	600	(29)	(19)	(48)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	2,800	(118)	(107)	(225)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	2.72	1,400	(66)	(30)	(96)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	400	(15)	(17)	(32)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	2,000	(96)	(65)	(161)
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	1.50	100	(1)	(1)	(2)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	1.18	300	(2)	1	(1)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	1.64	500	75	(88)	(13)
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	1.75	2,300	(15)	(62)	(77)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	2.18	4,700	(81)	(22)	(103)
Morgan Stanley	Republic of Turkey	1.00	Quarterly	6/20/2024	9.23	400	(46)	(11)	(57)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	1541.61	1,300	(8)	(965)	(973)
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	1504.57	13,000	(112)	(9,621)	(9,733)
Goldman Sachs	Russian Foreign Bond – Eurobond	1.00	Quarterly	12/20/2024	1504.56	12,600	34	(9,467)	(9,433)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	3,000	(171)	(155)	(326)
Bank of America	Turkey Government International	1.00	Quarterly	6/20/2024	9.23	400	(37)	(20)	(57)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	9.04	1,300	(134)	(84)	(218)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	500	(40)	(14)	(54)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	200	(14)	(7)	(21)
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	8.92	200	(34)	(4)	(38)
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	9.23	1,200	(91)	(79)	(170)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	9.04	900	(96)	(55)	(151)
J.P. Morgan	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	200	(14)	(8)	(22)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	500	(38)	(16)	(54)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.80	8,200	(21)	39	18
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.96	8,500	(383)	412	29
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	1.05	100	(1)	1	—
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.59	3,800	2	7	9

							$(642)	$(27,966)	$(28,608)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

46	Annual Report • June 30, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$77	$77
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	99	99
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	60	60
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	135	135
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	100	100
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	56	56
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	223	2,373	2,596
0.25	6 Month EURIBOR	Received	Semi-Annual	9/21/2032		116,600	10,392	11,623	22,015
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032	JPY	1,696,910	0	159	159
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,710,982	0	156	156
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,704,401	0	153	153
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,487,699	0	131	131
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,677,618	0	147	147
0.39	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	30	30
0.40	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	28	28
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,066,232	0	37	37
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,330,006	0	34	34
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(267)	3,344	3,077
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$269,450	(21,036)	(27,477)	(48,513)
0.75	Sterling Overnight Index Average	Received	Annual	9/21/2032	GBP	17,300	1,634	1,347	2,981
0.75	Sterling Overnight Index Average	Received	Annual	9/21/2052		40,700	2,653	12,485	15,138
0.81	1 Year JPY TONA (1)	Received	Annual	5/30/2052	JPY	378,708	0	145	145
0.82	1 Year JPY TONA (1)	Received	Annual	5/30/2052		378,708	0	140	140
0.83	1 Year JPY TONA (1)	Received	Annual	5/30/2052		378,708	0	132	132
0.86	1 Year JPY TONA (1)	Received	Annual	5/9/2052		374,201	0	109	109
0.86	1 Year JPY TONA (1)	Received	Annual	5/9/2052		679,175	0	192	192
0.87	1 Year JPY TONA (1)	Received	Annual	5/30/2052		378,708	0	104	104
0.89	1 Year JPY TONA (1)	Received	Annual	5/10/2052		344,733	0	81	81
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		$224,440	—	(8,253)	(8,253)
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		166,015	—	(6,080)	(6,080)
1.07	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		112,220	—	(4,028)	(4,028)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		1,300	(23)	119	96
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		49,170	(1,295)	(5,197)	(6,492)
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		11,630	(977)	(558)	(1,535)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900	4,735	11,272	16,007
1.31	6 Month EURIBOR (1)	Received	Semi-Annual	6/10/2052	EUR	10,822	0	(51)	(51)
1.39	3 Month USD LIBOR	Paid	Quarterly	9/28/2025		$273,250	—	(7,865)	(7,865)
1.44	6 Month EURIBOR (1)	Received	Semi-Annual	6/10/2052	EUR	4,778	0	(63)	(63)
1.45	6 Month EURIBOR	Received	Semi-Annual	6/10/2052		4,893	(2)	(65)	(67)
1.46	6 Month EURIBOR	Received	Semi-Annual	6/10/2052		5,080	1	(74)	(73)
1.48	6 Month EURIBOR (1)	Received	Semi-Annual	6/10/2052		4,838	0	(76)	(76)
1.49	6 Month EURIBOR (1)	Received	Semi-Annual	6/10/2052		4,783	0	(78)	(78)
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		$81,200	(14,295)	36,777	22,482
1.52	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031	EUR	4,162	0	(187)	(187)
1.52	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031		3,113	0	(140)	(140)
1.54	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031		10,559	0	(459)	(459)
1.55	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031		5,296	0	(226)	(226)
1.55	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031		3,113	0	(131)	(131)
1.56	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031		10,559	0	(440)	(440)
1.57	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031		10,563	0	(432)	(432)
1.59	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031		5,276	0	(205)	(205)
1.64	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031		2,063	0	(71)	(71)
1.65	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031		2,063	0	(71)	(71)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	47

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
1.65%	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031	EUR	4,168	$0	$(143)	$(143)
1.69	3 Month USD LIBOR	Paid	Quarterly	12/7/2025		$297,995	—	(6,650)	(6,650)
1.69	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031	EUR	2,126	0	(65)	(65)
1.74	3 Month USD LIBOR	Received	Quarterly	12/7/2053		$24,920	—	5,287	5,287
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2029		164,400	(12,922)	2,618	(10,304)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		9,860	(434)	(436)	(870)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		3,590	(149)	(168)	(317)
1.77	3 Month USD LIBOR	Received	Quarterly	7/24/2053		18,750	—	3,973	3,973
1.79	3 Month USD LIBOR	Received	Quarterly	7/24/2053		13,870	—	2,905	2,905
1.81	3 Month USD LIBOR	Received	Quarterly	7/24/2053		9,375	—	1,922	1,922
1.82	6 Month EURIBOR (1)	Paid	Semi-Annual	2/15/2031	EUR	8,573	0	(170)	(170)
1.87	3 Month USD LIBOR	Received	Quarterly	9/28/2053		$23,320	—	4,427	4,427
1.94	Secured Overnight Financing Rate	Received	Annual	5/23/2052		61,602	2	142	144
1.95	Secured Overnight Financing Rate	Received	Annual	5/12/2052		61,885	2	107	109
1.96	Secured Overnight Financing Rate	Received	Annual	5/23/2052		61,602	2	79	81
1.97	Secured Overnight Financing Rate	Received	Annual	5/12/2052		61,885	2	70	72
2.08	Secured Overnight Financing Rate	Paid	Annual	5/30/2052		58,865	2	275	277
2.09	Secured Overnight Financing Rate	Received	Annual	5/12/2052		61,885	2	(338)	(336)
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200	(10)	411	401
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	489	(2,362)	(1,873)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$6,100	354	(360)	(6)
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200	—	(102)	(102)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		291,500	(8)	(450)	(458)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500	—	(202)	(202)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		429,900	3,182	(3,844)	(662)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200	—	(100)	(100)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026	ZAR	151,700	(42)	(803)	(845)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/7/2026		41,600	0	(231)	(231)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000	(17)	(553)	(570)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(9)	(9)
5.54	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	5/4/2027		3,400	0	(23)	(23)
5.97	3 Month ZAR SAJIBOR (1)	Received	Quarterly	3/10/2026	ZAR	2,100	0	8	8
6.15	3 Month PLN WIBOR (1)	Received	Quarterly	4/11/2024	PLN	21,075	0	74	74
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(14)	(81)	(95)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	3	6
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(2)	(135)	(137)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	5	4	9
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	2	26
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	98	11	109
7.53	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	1/23/2032		49,970	0	(219)	(219)
7.57	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	1/12/2032		27,764	0	(118)	(118)
7.60	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	1/1/2032		73,611	0	(305)	(305)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400	59	27	86

The accompanying notes are an integral part of these financial statements.

48	Annual Report • June 30, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
7.75%	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	1/5/2023	MXN	1,400	$—	$0	$—
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800	—	(1)	(1)
7.82	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	2/6/2023		2,800	0	(1)	(1)
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400	—	(1)	(1)
7.88	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	12/16/2022		2,000	—	0	—
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000	4	(12)	(8)
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	2	2
7.98	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/10/2027		3,300	0	7	7
7.99	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/21/2027		100	—	0	—
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(7)	49	42
8.03	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	1/31/2028		1,600	0	3	3
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400	1	4	5
8.29	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	3/17/2032		45,215	0	(87)	(87)
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	—	17	17
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	—	36	36
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	—	84	84
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	—	8	8
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	—	6	6
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	—	3	3
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024		29,000	—	17	17
8.96	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	4/21/2032		34,304	0	7	7

							$(27,631)	$24,037	$(3,594)

Lunar – payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	12.04%	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025	BRL 13,221	$—	$(38)	$(38)

						$—	$(38)	$(38)

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.00%	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	$(6)	$(681)	$(687)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(615)	(587)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(949)	(1,111)

						$(140)	$(2,245)	$(2,385)

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

SAJIBOR	South African Johannesburg Interbank Offered Rate

TIIE	Interbank Equilibrium Interest Rate

TONA	Tokyo Overnight Average Rate

WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	49

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 97.37%
Education – 8.01%
Alabama Public School & College Authority, 5.00%, Nov. 2037	$47,500	$53,678
Connecticut State Health & Educational Facilities Authority, 1.10%, Jul. 2033 (1)	22,000	21,116
New Jersey Economic Development Authority, 5.25%, Sep. 2024 (2)(3)	35,925	37,513
Tennessee State School Bond Authority, 5.00%, Nov. 2040	25,000	27,276
Illinois Finance Authority, 4.00%-5.00%, Aug. 2025-Aug. 2049 (2)(3)	25,880	26,060
Indiana Finance Authority, 5.50%, Jul. 2052 (3)	3,400	3,598
New Jersey Economic Development Authority, 5.00%-5.50%, Jun. 2024-Jun. 2054 (2)(3)	19,340	20,336
New York State Dormitory Authority, 5.00%, Jul. 2027-Jul. 2037 (3)	7,380	8,089
Other Securities (1)(2)	654,820	668,630

Total Education		866,296

General Obligation – 17.48%
Commonwealth of Pennsylvania, 4.00%, Apr. 2033	20,000	20,093
Commonwealth of Puerto Rico, 5.63%, Jul. 2027	18,901	20,106
Maricopa County Special Health Care District, 4.00%, Jul. 2038	19,340	19,576
Northside Independent School District, 0.70%, Jun. 2050 (1)	24,595	23,297
State of Illinois, 5.00%, Nov. 2025	18,745	19,848
State of Illinois, 5.00%, Mar. 2035	26,675	28,319
Illinois Finance Authority, 3.00%-5.00%, Jul. 2025-Jul. 2035 (3)	3,465	3,351
State of California, 4.00%-5.00%, Aug. 2023-Apr. 2042	122,745	135,598
State of Illinois, 4.00%-5.50%, Aug. 2022-Mar. 2042 (4)	141,100	148,718
Other Securities (1)(2)(4)	1,400,561	1,470,658

Total General Obligation		1,889,564

General Revenue – 28.32%
Black Belt Energy Gas District, 1.26% (SIFMA Municipal Swap Index Yield + 0.35%), Oct. 2052 (5)	24,660	23,495
Buckeye Tobacco Settlement Financing Authority, 5.00%, Jun. 2055	48,735	45,890
California Infrastructure & Economic Development Bank, 0.85%, Jan. 2050 (1)(2)	20,000	19,733
Central Plains Energy Project, 4.00%, Dec. 2049 (1)	32,420	33,304
Chandler Industrial Development Authority, 5.00%, Jun. 2049 (1)	18,960	19,842
City of Whiting IN, 5.00%, Dec. 2044 (1)	21,625	23,269
Hudson Yards Infrastructure Corp., 4.00%, Feb. 2047	18,780	17,905
Indiana Finance Authority, 0.28%, Dec. 2045 (1)(3)	22,800	22,626
Kentucky Public Energy Authority, 4.00%, Dec. 2049 (1)	21,270	21,553
Kentucky Public Energy Authority, 4.00%, Dec. 2050 (1)	17,720	17,934
Main Street Natural Gas, Inc., 4.00%, Aug. 2049 (1)	47,670	49,011
Main Street Natural Gas, Inc., 4.00%, Mar. 2050 (1)	20,000	20,064
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, Feb. 2040	26,755	26,591
New York State Dormitory Authority, 4.00%, Mar. 2032 (3)	17,500	17,843
New York State Urban Development Corp., 4.00%, Mar. 2039	19,995	19,710
Parish of St James LA, 1.15%, Nov. 2040 (1)	91,725	91,725
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (1)	34,175	34,800
Port of Port Arthur Navigation District, 0.95%, Apr. 2040 (1)	60,575	60,575
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, Jul. 2040	41,749	39,205
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, Jul. 2058	27,485	27,017
Southeast Alabama Gas Supply District, 4.00%, Jun. 2049 (1)	24,010	24,245
Southeast Energy Authority A Cooperative District, 5.00%, May 2053 (1)	16,925	17,904
Tennergy Corp., 4.00%, Dec. 2051 (1)	28,625	28,784
Texas Municipal Gas Acquisition & Supply Corp. II, 1.90% (LIBOR + 0.69%), Sep. 2027 (5)	36,000	35,103
Virginia College Building Authority, 5.00%, Feb. 2039	18,215	20,854
Illinois Finance Authority, 4.00%-5.25%, May 2023-May 2047 (3)	1,350	1,358
Indiana Finance Authority, 1.75%-5.25%, Dec. 2024-Jan. 2051 (1)(3)	54,975	56,576
Main Street Natural Gas, Inc., 1.54%-5.00%, Mar. 2023-Sep. 2052 (1)(5)	59,810	60,735
New Jersey Economic Development Authority, 3.13%-5.63%, Jan. 2023-Jan. 2052 (3)	55,425	56,928
New Jersey Transportation Trust Fund Authority, 0.00%-5.50%, Dec. 2022-Jun. 2050 (3)	116,835	115,298
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%-5.00%, Nov. 2023-Feb. 2047	89,110	94,838
New York State Dormitory Authority, 3.00%-5.25%, Jul. 2023-Mar. 2046 (3)	75,150	78,102

The accompanying notes are an integral part of these financial statements.

50	Annual Report • June 30, 2022

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
General Revenue – 28.32% – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.00%-4.78%, Jul. 2024-Jul. 2058	$97,088	$59,035
Other Securities (1)(2)(4)(5)(6)	1,800,143	1,780,450

Total General Revenue		3,062,302

Healthcare – 12.72%
Kansas Development Finance Authority, 5.00%, Nov. 2054 (1)	18,710	21,113
Kentucky Economic Development Finance Authority, 1.15%, May 2034 (1)	19,000	19,000
Illinois Finance Authority, 3.63%-5.25%, Nov. 2023-Jul. 2057 (1)(3)	141,220	147,212
Indiana Finance Authority, 0.70%-5.00%, May 2026-Dec. 2058 (1)(3)	22,355	22,530
New Jersey Economic Development Authority, 5.00%, Oct. 2039-Jan. 2040 (2)(3)	895	728
New York State Dormitory Authority, 5.00%, Dec. 2022-May 2048 (1)(2)(3)	18,415	19,250
Other Securities (1)(2)(5)(6)	1,135,135	1,145,600

Total Healthcare		1,375,433

Housing – 6.31%
Maryland Community Development Administration, 3.00%, Sep. 2051	20,000	19,476
New York City Housing Development Corp., 0.70%, Nov. 2060 (1)	27,525	25,701
New York City Housing Development Corp., 0.90%, Nov. 2060 (1)	24,505	22,709
New Jersey Economic Development Authority, 5.00%, Jun. 2026-Jan. 2048 (3)	3,400	3,263
Other Securities (1)(2)(4)(5)	632,833	611,307

Total Housing		682,456

Transportation – 15.87%
City of Los Angeles Department of Airports, 4.00%, May 2038	20,750	20,460
Metropolitan Washington Airports Authority, 5.00%, Oct. 2027	33,065	36,412
Metropolitan Washington Airports Authority, 5.00%, Oct. 2032	16,490	18,058
State of Connecticut Special Tax Revenue, 5.00%, Oct. 2031	26,000	26,797
State of Michigan Trunk Line Revenue, 4.00%, Nov. 2046	24,000	23,457
New Jersey Transportation Trust Fund Authority, 0.00%, Dec. 2028 (3)	980	770
Other Securities (1)(2)(4)(5)	1,556,858	1,590,047

Total Transportation		1,716,001

Utilities – 8.66%
City of San Antonio TX Electric & Gas Systems Revenue, 1.13%, Dec. 2045 (1)	22,440	20,741
County of King WA Sewer Revenue, 5.00%, Jan. 2047	28,000	29,314
Illinois Finance Authority, 5.25%, Jul. 2035 (3)	20,085	22,768
Illinois Municipal Electric Agency, 4.00%, Feb. 2035	24,645	24,271
Illinois Finance Authority, 5.00%, Jan. 2029-Jul. 2034 (3)	13,070	14,603
Indiana Finance Authority, 0.65%-5.00%, Aug. 2025-Oct. 2040 (1)(3)	10,955	10,348
New Jersey Economic Development Authority, 1.20%-5.00%, Nov. 2034-Aug. 2059 (1)(3)	5,755	5,598
Other Securities (1)(2)(5)(6)	784,085	809,021

Total Utilities		936,664

Total Municipal Bonds (Cost: $11,172,954)		10,528,716

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.19%
Money Market Funds – 2.02%
Fidelity Institutional Money Market Government Fund-Class I, 1.25% (7)	218,301	218,301

Total Money Market Funds		218,301

	Principal Amount (000s)	Value (000s)
Commercial Paper – 0.16%
California Statewide Communities Development Authority, 0.20%, Jul. 2022	$17,335	17,331

Total Commercial Paper		17,331

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	51

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
ANZ, London, 1.06% due 07/01/2022	$1,184	$1,184

Total Time Deposits		1,184

Total Short-Term Investments (Cost: $236,820)		236,816

TOTAL INVESTMENTS IN SECURITIES – 99.56% (Cost: $11,409,774)		10,765,532
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.44%		47,591

TOTAL NET ASSETS – 100.00%		$10,813,123

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of June 30, 2022.

(2)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $618,896, which represents 5.72% of total net assets.

(3)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(4)	Includes security that is restricted at June 30, 2022. The value of the restricted securities totals $54,738, which represents 0.51% of total net assets.

(5)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.

(6)	Security in default or includes securities in default as of June 30, 2022. The value of these securities totals $18,681, which represents 0.17% of total net assets.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(654)	U.S. 5 Year Note Future	Sep. 2022	$(74,158)	$(73,411)	$747
(905)	U.S. 10 Year Note Future	Sep. 2022	(108,673)	(107,270)	1,403
(79)	U.S. Long Bond Future	Sep. 2022	(11,120)	(10,951)	169
(700)	U.S. Ultra 10 Year Note Future	Sep. 2022	(90,825)	(89,163)	1,662

					$3,981

The accompanying notes are an integral part of these financial statements.

52	Annual Report • June 30, 2022

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

State/U.S. Territory	Percentage of Net Assets
Alabama	2.44%
Alaska	0.14
Arizona	1.82
Arkansas	0.11
California	7.20
Colorado	2.22
Connecticut	2.51
Delaware	0.43
District of Columbia	1.83
Florida	5.49
Georgia	2.91
Guam	0.16
Hawaii	0.74
Idaho	0.20
Illinois	8.16
Indiana	1.75
Iowa	0.31
Kansas	0.25
Kentucky	1.57
Louisiana	2.14
Maine	0.12
Maryland	2.13
Massachusetts	1.76
Michigan	3.16
Minnesota	0.52
Mississippi	0.17
Missouri	0.76
Montana	0.09
Nebraska	0.71
Nevada	1.03
New Hampshire	0.32

State/U.S. Territory (Continued)	Percentage of Net Assets
New Jersey	3.85%
New Mexico	0.25
New York	10.34
North Carolina	1.14
North Dakota	0.14
Ohio	2.24
Oklahoma	0.57
Oregon	0.58
Other Territory	0.03
Pennsylvania	4.13
Puerto Rico	2.72
Rhode Island	0.30
South Carolina	0.87
South Dakota	0.17
Tennessee	1.12
Texas	8.24
Utah	0.53
Vermont	0.07
Virgin Islands	0.29
Virginia	1.89
Washington	2.88
West Virginia	0.20
Wisconsin	1.57
Wyoming	0.10

Total Municipal Bonds	97.37

SHORT-TERM INVESTMENTS	2.19

TOTAL INVESTMENTS IN SECURITIES	99.56
OTHER ASSETS IN EXCESS OF LIABILITIES	0.44

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	53

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.23%
Communication Services – 8.81%
Alphabet, Inc. – Class A (1)	214	$465,568
Alphabet, Inc. – Class C (1)	157	342,787
Match Group, Inc. (1)	2,261	157,551
Netflix, Inc. (1)	817	142,875
Walt Disney Co. (1)	1,744	164,664
Other Securities (1)	1,032	81,231

Total Communication Services		1,354,676

Consumer Discretionary – 13.82%
Amazon.com, Inc. (1)	7,111	755,284
Home Depot, Inc.	471	129,092
McDonald’s Corp.	561	138,496
Tesla, Inc. (1)	353	237,418
Yum! Brands, Inc.	1,683	191,063
Other Securities (1)	4,318	675,040

Total Consumer Discretionary		2,126,393

Consumer Staples – 4.09%
Coca-Cola Co.	2,306	145,083
Procter & Gamble Co.	964	138,566
Other Securities (1)	2,516	345,060

Total Consumer Staples		628,709

Energy – 1.42%
ConocoPhillips	1,786	160,437
Other Securities (1)	1,305	57,506

Total Energy		217,943

Financials – 9.28%
American Express Co.	1,966	272,575
Bank of America Corp.	5,974	185,965
Intercontinental Exchange, Inc.	1,824	171,559
Marsh & McLennan Companies, Inc.	751	116,547
MSCI, Inc. – Class A	512	210,986
PNC Financial Services Group, Inc.	666	104,999
S&P Global, Inc.	578	194,734
Other Securities (1)	2,548	170,176

Total Financials		1,427,541

Healthcare – 19.64%
Abbott Laboratories	1,881	204,416
Danaher Corp.	1,623	411,347
Eli Lilly & Co.	322	104,457
Intuitive Surgical, Inc. (1)	868	174,246
IQVIA Holdings, Inc. (1)	949	205,885
Johnson & Johnson	1,526	270,896
Medtronic Plc	1,645	147,643
Regeneron Pharmaceuticals, Inc. (1)	291	171,872
Thermo Fisher Scientific, Inc.	603	327,339
UnitedHealth Group, Inc.	968	497,240
Zoetis, Inc. – Class A	764	131,393
Other Securities (1)	3,693	373,728

Total Healthcare		3,020,462

Industrials – 3.79%
Honeywell International, Inc.	906	157,441
Other Securities (1)	5,231	426,261

Total Industrials		583,702

	Shares (000s)	Value (000s)
Information Technology – 29.98%
Adobe, Inc. (1)	761	$278,493
Analog Devices, Inc.	746	108,914
Apple, Inc.	2,742	374,909
Autodesk, Inc. (1)	1,060	182,344
Cisco Systems, Inc.	2,663	113,548
FleetCor Technologies, Inc. (1)	700	147,066
Intuit, Inc.	566	218,038
Mastercard, Inc. – Class A	333	104,935
Microsoft Corp.	3,998	1,026,823
NVIDIA Corp.	852	129,189
Salesforce, Inc. (1)	2,206	364,156
Visa, Inc. – Class A	2,915	573,941
Workday, Inc. – Class A (1)	1,163	162,331
Other Securities (1)(2)	8,035	827,300

Total Information Technology		4,611,987

Materials – 4.01%
Ball Corp.	2,876	197,756
Ecolab, Inc.	1,233	189,639
Sherwin-Williams Co.	733	164,038
Other Securities (1)	493	65,450

Total Materials		616,883

Real Estate – 2.39%
Equinix, Inc.	267	175,505
Prologis, Inc.	1,128	132,751
Other Securities (1)	294	59,038

Total Real Estate		367,294

Utilities – 0.00% (3)
Various Securities	31	711

Total Utilities		711

Total Common Stocks (Cost: $12,315,245)		14,956,301

SHORT-TERM INVESTMENTS – 2.66%
Money Market Funds – 2.62%
Goldman Sachs Financial Square Government Fund – Class I, 1.36% (4)	402,049	402,049

Total Money Market Funds		402,049

The accompanying notes are an integral part of these financial statements.

54	Annual Report • June 30, 2022

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.04%
Barclays Bank, London, 1.06% due 07/01/2022		$2,434	$2,434
BBVA, Madrid, 1.06% due 07/01/2022		306	306
Citibank, London, -0.78% due 07/01/2022	EUR	2	2
Citibank, New York, 1.06% due 07/01/2022		$281	281
Sumitomo, Tokyo, 1.06% due 07/01/2022		3,419	3,419

Total Time Deposits			6,442

Total Short-Term Investments (Cost: $408,491)			408,491

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $12,723,736)			15,364,792
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.11%			16,159

TOTAL NET ASSETS – 100.00%			$15,380,951

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

EUR Euro

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $61,609, which represents 0.40% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
20	NASDAQ 100 E-mini Future	Sep. 2022	$4,803	$4,612	$(191)
13	S&P 500 E-mini Future	Sep. 2022	2,518	2,463	(55)

					$(246)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	55

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.51%
Communication Services – 7.15%
Alphabet, Inc. – Class A (1)	2	$4,062
Alphabet, Inc. – Class C (1)	79	173,292
Comcast Corp. – Class A	7,111	279,042
Electronic Arts, Inc.	1,188	144,509
Meta Platforms, Inc. – Class A (1)	816	131,529
Other Securities (1)	15,608	484,910

Total Communication Services		1,217,344

Consumer Discretionary – 8.80%
Booking Holdings, Inc. (1)	59	103,379
Compass Group Plc	5,088	104,467
McDonald’s Corp.	486	120,087
NIKE, Inc. – Class B	1,010	103,181
TJX Companies, Inc.	2,921	163,136
Other Securities (1)	15,766	904,547

Total Consumer Discretionary		1,498,797

Consumer Staples – 7.98%
Coca-Cola Co.	1,792	112,749
Colgate-Palmolive Co.	1,807	144,814
PepsiCo, Inc.	665	110,808
Philip Morris International, Inc.	2,426	239,496
Procter & Gamble Co.	843	121,171
Other Securities (1)	9,592	630,869

Total Consumer Staples		1,359,907

Energy – 5.03%
EOG Resources, Inc.	1,383	152,728
Hess Corp.	1,027	108,751
Other Securities (1)	10,404	596,085

Total Energy		857,564

Financials – 15.63%
American Express Co.	828	114,814
American International Group, Inc.	2,771	141,691
Arch Capital Group Ltd. (1)	2,307	104,951
Bank of America Corp.	3,188	99,233
Chubb Ltd.	1,139	223,916
Goldman Sachs Group, Inc.	458	135,953
Marsh & McLennan Companies, Inc.	705	109,481
Morgan Stanley	1,642	124,897
Wells Fargo & Co.	4,179	163,706
Other Securities (1)	28,959	1,442,868

Total Financials		2,661,510

Healthcare – 16.92%
Cigna Corp.	483	127,261
CVS Health Corp.	1,403	130,044
Elevance Health, Inc.	343	165,711
Johnson & Johnson	1,036	183,882
Medtronic Plc	2,855	256,218
Merck & Co., Inc.	3,810	347,340
Pfizer, Inc.	2,743	143,791
Stryker Corp.	494	98,177
UnitedHealth Group, Inc.	494	253,819
Vertex Pharmaceuticals, Inc. (1)	352	99,289
Other Securities (1)	15,852	1,076,474

Total Healthcare		2,882,006

	Shares (000s)	Value (000s)
Industrials – 14.45%
Deere & Co.	327	$97,881
FedEx Corp.	669	151,628
General Dynamics Corp.	439	97,089
Honeywell International, Inc.	690	119,882
Northrop Grumman Corp.	540	258,365
Raytheon Technologies Corp.	2,743	263,599
Union Pacific Corp.	439	93,557
United Parcel Service, Inc. – Class B	864	157,708
Other Securities (1)	24,714	1,221,516

Total Industrials		2,461,225

Information Technology – 9.88%
Microsoft Corp.	557	143,110
QUALCOMM, Inc.	994	127,019
Texas Instruments, Inc.	743	114,117
Visa, Inc. – Class A	1,013	199,476
Other Securities (1)	14,554	1,100,053

Total Information Technology		1,683,775

Materials – 4.62%
International Flavors & Fragrances, Inc.	822	97,961
Linde Plc	360	103,379
Other Securities (1)(2)	12,038	585,216

Total Materials		786,556

Real Estate – 3.38%
VICI Properties, Inc.	3,283	97,788
Other Securities (1)	9,472	477,443

Total Real Estate		575,231

Utilities – 3.67%
Various Securities (1)	10,931	625,777

Total Utilities		625,777

Total Common Stocks (Cost: $13,377,273)		16,609,692

CONVERTIBLE PREFERRED STOCKS – 0.26%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%	225	11,137

Total Healthcare		11,137

Utilities – 0.19%
Various Securities	518	32,302

Total Utilities		32,302

Total Convertible Preferred Stocks (Cost: $40,240)		43,439

PREFERRED STOCKS – 0.15%
Consumer Discretionary – 0.15%
Volkswagen AG	188	25,298

Total Consumer Discretionary		25,298

Total Preferred Stocks (Cost: $33,121)		25,298

The accompanying notes are an integral part of these financial statements.

56	Annual Report • June 30, 2022

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 1.76%
Money Market Funds – 1.73%
Goldman Sachs Financial Square Government Fund – Class I, 1.36% (3)		294,167	$294,167

Total Money Market Funds			294,167

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.03%
BBVA, Madrid, 1.06% due 07/01/2022		$310	310
BNP Paribas, Paris, 0.52% due 07/01/2022 (4)	GBP	0	0
Brown Brothers Harriman, 0.01% due 07/01/2022 (4)	SEK	0	0
Citibank, London, -0.78% due 07/01/2022	EUR	1	1
Citibank, New York, 1.06% due 07/01/2022		$4,456	4,456
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022		665	665

Total Time Deposits			5,432

Total Short-Term Investments (Cost: $299,599)			299,599

TOTAL INVESTMENTS IN SECURITIES – 99.68% (Cost: $13,750,233)			16,978,028
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.32%			55,229

TOTAL NET ASSETS – 100.00%			$17,033,257

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $11, which represents 0.00% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
18	S&P 500 E-mini Future	Sep. 2022	$3,509	$3,411	$(98)

					$(98)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	57

Bridge Builder Tax Managed Large Cap Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 93.54%
Communication Services – 9.56%
Alphabet, Inc. – Class A (1)	2	$4,459
Alphabet, Inc. – Class C (1)	1	2,319
Comcast Corp. – Class A	31	1,226
Electronic Arts, Inc.	7	795
Meta Platforms, Inc. – Class A (1)	7	1,197
T-Mobile U.S., Inc. (1)	11	1,522
Other Securities (1)	79	2,997

Total Communication Services		14,515

Consumer Discretionary – 10.65%
Amazon.com, Inc. (1)	45	4,767
Dollar General Corp.	6	1,425
Home Depot, Inc.	4	1,076
Rivian Automotive, Inc. – Class A (1)	32	827
Other Securities (1)	144	8,083

Total Consumer Discretionary		16,178

Consumer Staples – 3.79%
Procter & Gamble Co.	6	846
Walmart, Inc.	8	996
Other Securities (1)	52	3,912

Total Consumer Staples		5,754

Energy – 4.22%
Chevron Corp.	7	1,082
Exxon Mobil Corp.	9	784
Hess Corp.	9	948
Pioneer Natural Resources Co.	8	1,732
Other Securities	52	1,868

Total Energy		6,414

Financials – 9.65%
Bank of America Corp.	29	904
Berkshire Hathaway, Inc. – Class B (1)	7	1,823
JPMorgan Chase & Co.	12	1,296
M&T Bank Corp.	5	781
Travelers Companies, Inc.	7	1,105
Other Securities (1)	125	8,743

Total Financials		14,652

Healthcare – 14.99%
Becton Dickinson & Co.	3	794
Cigna Corp.	5	1,186
Elevance Health, Inc.	2	1,009
Humana, Inc.	3	1,218
Johnson & Johnson	8	1,387
Merck & Co., Inc.	23	2,136
Perrigo Co. Plc	20	796
Pfizer, Inc.	17	868
Stryker Corp.	5	956
Thermo Fisher Scientific, Inc.	3	1,390
UnitedHealth Group, Inc.	9	4,416
Other Securities (1)	77	6,611

Total Healthcare		22,767

Industrials – 8.01%
Honeywell International, Inc.	6	982
Raytheon Technologies Corp.	20	1,954

	Shares (000s)	Value (000s)
United Parcel Service, Inc. – Class B	5	$851
Waste Management, Inc.	5	829
Other Securities (1)	157	7,545

Total Industrials		12,161

Information Technology – 23.23%
Apple, Inc.	46	6,270
ASML Holding NV – Class REG	2	954
Automatic Data Processing, Inc.	4	821
Fidelity National Information Services, Inc.	12	1,112
Fiserv, Inc. (1)	9	842
Intuit, Inc.	3	1,270
Microsoft Corp.	35	9,101
Oracle Corp.	16	1,128
Salesforce, Inc. (1)	5	822
Visa, Inc. – Class A	12	2,291
Other Securities (1)	101	10,666

Total Information Technology		35,277

Materials – 4.52%
Air Products & Chemicals, Inc.	6	1,400
Other Securities (1)	120	5,461

Total Materials		6,861

Real Estate – 2.53%
American Tower Corp.	3	805
VICI Properties, Inc.	33	985
Other Securities (1)	47	2,060

Total Real Estate		3,850

Utilities – 2.39%
Pinnacle West Capital Corp.	11	782
Other Securities	52	2,844

Total Utilities		3,626

Total Common Stocks (Cost: $151,607)		142,055

SHORT-TERM INVESTMENTS – 4.04%
Money Market Funds – 3.02%
Goldman Sachs Financial Square Government Fund – Class I, 1.36% (2)	4,577	4,577

Total Money Market Funds		4,577

The accompanying notes are an integral part of these financial statements.

58	Annual Report • June 30, 2022

Bridge Builder Tax Managed Large Cap Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 1.02%
Citibank, New York, 1.06% due 07/01/2022	$1,552	$1,552

Total Time Deposits		1,552

Total Short-Term Investments (Cost: $6,129)		6,129

TOTAL INVESTMENTS IN SECURITIES – 97.58% (Cost: $157,736)		148,184
OTHER ASSETS IN EXCESS OF LIABILITIES – 2.42%		3,682

TOTAL NET ASSETS – 100.00%		$151,866

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	59

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.30%
Communication Services – 3.67%
Match Group, Inc. (1)	383	$26,671
Other Securities (1)	3,629	168,808

Total Communication Services		195,479

Consumer Discretionary – 10.05%
Advance Auto Parts, Inc.	189	32,793
Chipotle Mexican Grill, Inc. – Class A (1)	25	32,093
Leslie’s, Inc. (1)	1,874	28,440
Planet Fitness, Inc. – Class A (1)	391	26,580
Tractor Supply Co.	153	29,624
Ulta Beauty, Inc. (1)	111	42,613
Other Securities (1)	7,138	343,440

Total Consumer Discretionary		535,583

Consumer Staples – 4.29%
Various Securities (1)	4,044	228,972

Total Consumer Staples		228,972

Energy – 2.49%
Various Securities (1)	5,481	132,675

Total Energy		132,675

Financials – 10.72%
Arthur J. Gallagher & Co.	213	34,770
Everest Re Group Ltd.	143	40,123
LPL Financial Holdings, Inc.	216	39,886
MSCI, Inc. – Class A	63	25,761
Nasdaq, Inc.	183	27,938
Ryan Specialty Holdings, Inc. – Class A (1)	787	30,835
SVB Financial Group (1)	128	50,572
Tradeweb Markets, Inc. – Class A	804	54,858
Other Securities (1)	4,118	266,961

Total Financials		571,704

Healthcare – 22.82%
Argenx SE – ADR (1)	145	55,089
Ascendis Pharma – ADR (1)	404	37,573
Bio-Techne Corp.	101	35,135
Catalent, Inc. (1)	652	69,991
Cooper Companies, Inc.	78	24,349
DexCom, Inc. (1)	455	33,897
Edwards Lifesciences Corp. (1)	355	33,757
Halozyme Therapeutics, Inc. (1)	679	29,892
Inspire Medical Systems, Inc. (1)	139	25,358
Repligen Corp. (1)	257	41,744
STERIS Plc	124	25,563
Veeva Systems, Inc. – Class A (1)	399	79,039
Waters Corp. (1)	119	39,297
West Pharmaceutical Services, Inc.	96	29,038
Other Securities (1)(2)	14,798	656,746

Total Healthcare		1,216,468

Industrials – 15.50%
AMETEK, Inc.	329	36,154
Chart Industries, Inc. (1)	215	36,067
Fortive Corp.	932	50,689
Generac Holdings, Inc. (1)	250	52,743

	Shares (000s)	Value (000s)
IDEX Corp.	153	$27,847
Ingersoll Rand, Inc.	685	28,812
Nordson Corp.	121	24,552
Quanta Services, Inc.	204	25,519
Rockwell Automation, Inc.	151	30,018
Toro Co.	328	24,862
Verisk Analytics, Inc. – Class A	194	33,558
Other Securities (1)	9,103	455,536

Total Industrials		826,357

Information Technology – 22.55%
Atlassian Corp. Plc – Class A (1)	212	39,757
Five9, Inc. (1)	284	25,841
Global Payments, Inc.	369	40,811
HubSpot, Inc. (1)	141	42,411
Lattice Semiconductor Corp. (1)	720	34,921
ON Semiconductor Corp. (1)	596	30,000
Palo Alto Networks, Inc. (1)	70	34,494
Pure Storage, Inc. – Class A (1)	958	24,637
Synopsys, Inc. (1)	170	51,572
Zscaler, Inc. (1)	349	52,248
Other Securities (1)	15,976	825,867

Total Information Technology		1,202,559

Materials – 3.13%
Various Securities (1)	3,226	167,058

Total Materials		167,058

Real Estate – 1.02%
Various Securities (1)	1,399	54,366

Total Real Estate		54,366

Utilities – 0.06%
Various Securities (1)	104	3,430

Total Utilities		3,430

Total Common Stocks (Cost: $4,949,231)		5,134,651

SHORT-TERM INVESTMENTS – 3.53%
Money Market Funds – 3.46%
Goldman Sachs Financial Square Government Fund – Class I, 1.36% (3)	184,308	184,308

Total Money Market Funds		184,308

The accompanying notes are an integral part of these financial statements.

60	Annual Report • June 30, 2022

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.07%
ANZ, London, 1.06% due 07/01/2022	$1,445	$1,445
Citibank, New York, 1.06% due 07/01/2022	2,293	2,293
Sumitomo Trust Bank, London, 1.06% due 07/01/2022	192	192

Total Time Deposits		3,930

Total Short-Term Investments (Cost: $188,238)		188,238

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $5,137,469)		5,322,889
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%		8,948

TOTAL NET ASSETS – 100.00%		$5,331,837

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16, which represents 0.00% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
9	E-mini Russell 2000 Future	Sep. 2022	$791	$769	$(22)
7	S&P 500 E-mini Future	Sep. 2022	1,349	1,326	(23)
3	S&P MidCap 400 E-mini Future	Sep. 2022	693	680	(13)

					$(58)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	61

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.61%
Communication Services – 1.77%
Nexstar Media Group, Inc. – Class A	306	$49,840
Other Securities (1)	2,955	57,046

Total Communication Services		106,886

Consumer Discretionary – 11.09%
AutoZone, Inc. (1)	13	28,383
LKQ Corp.	471	23,137
Whirlpool Corp.	134	20,790
Other Securities (1)	17,440	598,173

Total Consumer Discretionary		670,483

Consumer Staples – 4.10%
Church & Dwight Co., Inc.	319	29,590
Other Securities (1)	5,095	218,110

Total Consumer Staples		247,700

Energy – 5.75%
Diamondback Energy, Inc.	275	33,343
Magnolia Oil & Gas Corp. – Class A	1,041	21,856
Matador Resources Co.	445	20,711
Pioneer Natural Resources Co.	168	37,528
Southwestern Energy Co. (1)	3,304	20,652
Other Securities (1)	7,731	213,287

Total Energy		347,377

Financials – 20.05%
Alleghany Corp. (1)	25	21,219
Allstate Corp.	248	31,367
American International Group, Inc.	584	29,840
Ameriprise Financial, Inc.	161	38,354
CVB Financial Corp.	871	21,610
Discover Financial Services	275	25,975
East West Bancorp, Inc.	406	26,307
Everest Re Group Ltd.	97	27,077
Fifth Third Bancorp	1,018	34,210
Glacier Bancorp, Inc.	429	20,324
Huntington Bancshares, Inc.	1,785	21,469
Independent Bank Corp.	289	22,418
KeyCorp	1,536	26,467
Nasdaq, Inc.	134	20,474
Selective Insurance Group, Inc.	258	22,468
South State Corp.	288	22,234
Other Securities (1)	27,553	800,622

Total Financials		1,212,435

Healthcare – 9.52%
Avantor, Inc. (1)	1,221	37,978
Elanco Animal Health, Inc. (1)	1,432	28,111
ICON Plc (1)	118	25,659
Lantheus Holdings, Inc. (1)	371	24,472
Sotera Health Co. (1)	1,166	22,851
Syneos Health, Inc. – Class A (1)	300	21,481
Other Securities (1)(2)	13,381	414,962

Total Healthcare		575,514

Industrials – 15.87%
AMETEK, Inc.	298	32,795
CACI International, Inc. – Class A (1)	110	31,087

	Shares (000s)	Value (000s)
Parker-Hannifin Corp.	114	$28,086
Republic Services, Inc. – Class A	227	29,685
WillScot Mobile Mini Holdings Corp. – Class A (1)	1,120	36,302
Other Securities (1)	18,101	801,270

Total Industrials		959,225

Information Technology – 9.15%
Check Point Software Technologies Ltd. (1)	247	30,021
Cognizant Technology Solutions Corp. – Class A	314	21,169
MAXIMUS, Inc.	350	21,900
Motorola Solutions, Inc.	223	46,830
Other Securities (1)	14,824	433,195

Total Information Technology		553,115

Materials – 6.75%
Crown Holdings, Inc.	376	34,701
FMC Corp.	276	29,487
Other Securities (1)(2)	11,725	344,193

Total Materials		408,381

Real Estate – 5.94%
Various Securities (1)	14,587	359,077

Total Real Estate		359,077

Utilities – 6.62%
Alliant Energy Corp.	583	34,164
Ameren Corp.	397	35,854
CenterPoint Energy, Inc.	814	24,085
CMS Energy Corp.	523	35,305
Evergy, Inc.	606	39,531
ONE Gas, Inc.	253	20,544
Vistra Corp.	1,937	44,271
Other Securities (1)	2,955	166,360

Total Utilities		400,114

Total Common Stocks (Cost: $4,942,049)		5,840,307

EXCHANGE TRADED FUNDS – 0.42%
iShares Russell Mid-Capital Value ETF	248	25,142

Total Exchange Traded Funds (Cost: $28,891)		25,142

SHORT-TERM INVESTMENTS – 2.66%
Money Market Funds – 2.54%
Goldman Sachs Financial Square Government Fund – Class I, 1.36% (3)	153,912	153,912

Total Money Market Funds		153,912

The accompanying notes are an integral part of these financial statements.

62	Annual Report • June 30, 2022

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.12%
ANZ, London, 1.06% due 07/01/2022		$1,432	$1,432
Barclays Bank, London, 1.06% due 07/01/2022		467	467
Citibank, New York, 1.06% due 07/01/2022		3,897	3,897
JP Morgan, New York, 1.06% due 07/01/2022		215	215
Royal Bank of Canada, Toronto, 0.56% due 07/04/2022(4)	CAD	0	0
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022		$357	357
Sumitomo, Tokyo, 1.06% due 07/01/2022		756	756

Total Time Deposits			7,124

Total Short-Term Investments (Cost: $161,036)			161,036

TOTAL INVESTMENTS IN SECURITIES – 99.69% (Cost: $5,131,976)			6,026,485
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.31%			18,806

TOTAL NET ASSETS – 100.00%			$6,045,291

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

CAD Canadian Dollar

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $22, which represents 0.00% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
35	E-mini Russell 2000 Future	Sep. 2022	$3,058	$2,989	$(69)
6	S&P 500 E-mini Future	Sep. 2022	1,170	1,137	(33)
1	S&P MidCap 400 E-mini Future	Sep. 2022	247	227	(20)

					$(122)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	63

Bridge Builder Tax Managed Small/Mid Cap Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 94.79%
Communication Services – 2.05%
Nexstar Media Group, Inc. – Class A	3	$423
Other Securities (1)	35	1,411

Total Communication Services		1,834

Consumer Discretionary – 11.26%
Bright Horizons Family Solutions, Inc. (1)	4	368
DR Horton, Inc.	5	342
LKQ Corp.	12	600
Pool Corp.	1	468
Other Securities (1)	213	8,294

Total Consumer Discretionary		10,072

Consumer Staples – 3.75%
Church & Dwight Co., Inc.	6	575
Keurig Dr Pepper, Inc.	12	416
Reynolds Consumer Products, Inc.	17	451
Other Securities (1)	54	1,912

Total Consumer Staples		3,354

Energy – 3.93%
EOG Resources, Inc.	4	412
Other Securities (1)	86	3,102

Total Energy		3,514

Financials – 14.22%
Annaly Capital Management, Inc.	67	395
Arch Capital Group Ltd. (1)	14	630
Brown & Brown, Inc.	8	488
Glacier Bancorp, Inc.	8	362
LPL Financial Holdings, Inc.	3	495
RLI Corp.	3	342
Other Securities (1)	254	10,005

Total Financials		12,717

Healthcare – 13.21%
Acadia Healthcare Co., Inc. (1)	6	392
Alcon, Inc.	6	386
Bio-Techne Corp.	1	405
Halozyme Therapeutics, Inc. (1)	8	343
Humana, Inc.	1	463
Neurocrine Biosciences, Inc. (1)	4	368
West Pharmaceutical Services, Inc.	1	373
Other Securities (1)	234	9,085

Total Healthcare		11,815

Industrials – 19.01%
AAON, Inc.	7	382
AerCap Holdings NV (1)	11	438
Carlisle Companies, Inc.	3	711
Jacobs Engineering Group, Inc.	5	633
Kirby Corp. (1)	6	338
Nordson Corp.	3	541
RBC Bearings, Inc. (1)	4	690
Republic Services, Inc. – Class A	4	570
Stanley Black & Decker, Inc.	3	337
Tetra Tech, Inc.	4	489
Toro Co.	8	591

	Shares (000s)	Value (000s)
Other Securities (1)	266	$11,283

Total Industrials		17,003

Information Technology – 16.65%
Amdocs Ltd.	7	553
Entegris, Inc.	6	532
Fair Isaac Corp. (1)	1	376
Jack Henry & Associates, Inc.	2	336
Lattice Semiconductor Corp. (1)	12	562
Manhattan Associates, Inc. (1)	3	382
MKS Instruments, Inc.	4	454
Novanta, Inc. (1)	5	608
Zebra Technologies Corp. – Class A (1)	1	332
Other Securities (1)	233	10,756

Total Information Technology		14,891

Materials – 4.14%
Ashland Global Holdings, Inc.	4	388
Berry Global Group, Inc. (1)	6	332
Vulcan Materials Co.	3	381
Other Securities (1)	56	2,606

Total Materials		3,707

Real Estate – 3.94%
American Campus Communities, Inc.	7	442
CBRE Group, Inc. – Class A (1)	6	441
Other Securities (1)	121	2,638

Total Real Estate		3,521

Utilities – 2.63%
American Electric Power Co., Inc.	5	460
American Water Works Co., Inc.	2	357
FirstEnergy Corp.	11	441
Other Securities	19	1,097

Total Utilities		2,355

Total Common Stocks (Cost: $91,734)		84,783

EXCHANGE TRADED FUNDS – 0.24%
SPDR S&P Oil & Gas Exploration & Production ETF	2	217

Total Exchange Traded Funds (Cost: $293)		217

SHORT-TERM INVESTMENTS – 2.63%
Money Market Funds – 2.31%
Goldman Sachs Financial Square Government Fund – Class I, 1.36% (2)	2,067	2,067

Total Money Market Funds		2,067

The accompanying notes are an integral part of these financial statements.

64	Annual Report • June 30, 2022

Bridge Builder Tax Managed Small/Mid Cap Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.32%
Barclays Bank, London, 1.06% due 07/01/2022	$285	$285

Total Time Deposits		285

Total Short-Term Investments (Cost: $2,352)		2,352

TOTAL INVESTMENTS IN SECURITIES – 97.66% (Cost: $94,379)		87,352
OTHER ASSETS IN EXCESS OF LIABILITIES – 2.34%		2,095

TOTAL NET ASSETS – 100.00%		$89,447

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	65

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.55%
Communication Services – 6.23%
Nippon Telegraph & Telephone Corp.	5,444	$156,429
Rightmove Plc	10,747	74,478
Telia Co. AB	22,330	85,703
WPP Plc	9,676	97,735
Other Securities (1)(2)	95,491	432,977

Total Communication Services		847,322

Consumer Discretionary – 14.82%
Alibaba Group Holding Ltd. (2)	6,198	88,422
Cie Financiere Richemont SA	1,005	85,067
Honda Motor Co. Ltd.	6,704	161,653
Kingfisher Plc	31,827	95,114
Li Ning Co. Ltd.	8,878	82,665
LVMH Moet Hennessy Louis Vuitton SE	191	117,344
Sony Group Corp.	1,557	126,951
Other Securities (1)(2)	81,326	1,259,505

Total Consumer Discretionary		2,016,721

Consumer Staples – 8.81%
Imperial Brands Plc	4,577	102,460
Nestle SA	676	78,966
Tesco Plc	48,605	151,482
WH Group Ltd. (1)	106,261	82,245
Other Securities (1)(2)(3)(4)	110,232	784,549

Total Consumer Staples		1,199,702

Energy – 4.23%
BP Plc	34,930	164,013
Shell Plc	8,055	209,467
Other Securities (2)	32,542	202,011

Total Energy		575,491

Financials – 15.33%
AIA Group Ltd.	14,716	160,797
Allianz SE	461	88,318
Banco Santander SA	35,372	100,081
Lloyds Banking Group Plc	261,188	134,383
Tokio Marine Holdings, Inc.	2,258	131,686
United Overseas Bank Ltd.	9,477	179,047
Other Securities (1)(2)	168,996	1,292,152

Total Financials		2,086,464

Healthcare – 13.85%
AstraZeneca Plc	576	75,950
CSL Ltd.	390	72,381
GSK Plc	6,279	135,321
Mettler-Toledo International, Inc. (2)	94	107,426
Novartis AG	1,770	150,048
Novo Nordisk – Class B	1,293	143,356
Roche Holding AG	374	125,228
Sanofi	1,647	166,135
Takeda Pharmaceutical Co. Ltd.	5,597	157,208
Other Securities (1)(2)	17,435	751,685

Total Healthcare		1,884,738

	Shares (000s)	Value (000s)
Industrials – 16.04%
Atlas Copco AB – Class A	8,218	$76,923
Bouygues SA	2,650	81,783
Canadian Pacific Railway Ltd.	1,345	93,935
CK Hutchison Holdings Ltd.	20,047	135,995
Experian Plc	3,289	96,565
Hitachi Ltd.	1,929	91,772
Mitsubishi Electric Corp.	9,729	104,574
Other Securities (1)(2)	92,073	1,501,571

Total Industrials		2,183,118

Information Technology – 10.78%
Accenture Plc – Class A	258	71,634
Adyen NV (1)(2)	59	85,601
ASML Holding NV	168	79,493
ASML Holding NV – Class REG	139	66,147
FUJIFILM Holdings Corp.	1,353	72,715
Keyence Corp.	237	81,332
Kyocera Corp.	1,909	102,048
Taiwan Semiconductor Manufacturing Co. Ltd.	4,015	64,344
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,633	133,515
Other Securities (1)(2)	56,402	710,705

Total Information Technology		1,467,534

Materials – 4.32%
Evonik Industries AG	3,460	74,201
Other Securities (1)(2)(3)(4)	29,343	513,704

Total Materials		587,905

Real Estate – 0.21%
Various Securities (1)(2)	4,198	29,237

Total Real Estate		29,237

Utilities – 2.93%
Enel SpA	26,395	144,759
Snam SpA	21,556	113,092
SSE Plc	5,484	108,229
Other Securities (1)(2)	2,553	32,351

Total Utilities		398,431

Total Common Stocks (Cost: $13,977,931)		13,276,663

PREFERRED STOCKS – 0.36%
Consumer Discretionary – 0.35%
Various Securities	359	47,551

Total Consumer Discretionary		47,551

Consumer Staples – 0.01%
Various Securities	16	727

Total Consumer Staples		727

Healthcare – 0.00% (5)
Sartorius AG	1	408

Total Healthcare		408

Total Preferred Stocks (Cost: $70,799)		48,686

The accompanying notes are an integral part of these financial statements.

66	Annual Report • June 30, 2022

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
RIGHTS – 0.01%
Communication Services – 0.00% (5)
carsales.com Ltd., expires 07/13/2022 (2)		45	$21

Total Communication Services			21

Energy – 0.00% (5)
Saipem SpA, expires 07/13/2022 (2)		100	132

Total Energy			132

Information Technology – 0.01% (5)
Moder Times Group, expires 12/31/2022 (2)		258	631

Total Information Technology			631

Total Rights (Cost: $11,843)			784

SHORT-TERM INVESTMENTS – 1.91%
Money Market Funds – 1.51%
Goldman Sachs Financial Square Government Fund – Class I, 1.36% (6)		205,948	205,948

Total Money Market Funds			205,948

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.40%
ANZ, Hong Kong, 0.25% due 07/01/2022	AUD	237	163
ANZ, London, 1.06% due 07/01/2022		$296	296
BBVA, Madrid, 1.06% due 07/01/2022 (7)		0	0
BNP Paribas, Paris, -1.20% due 07/01/2022	CHF	75	78
BNP Paribas, Paris, 0.52% due 07/01/2022	GBP	13,231	16,107
Brown Brothers Harriman, -0.73% due 07/01/2022	DKK	329	46
Brown Brothers Harriman, 0.25% due 07/01/2022	NZD	20	12
Brown Brothers Harriman, 0.37% due 07/04/2022	HKD	929	118
Brown Brothers Harriman, 3.85% due 07/01/2022 (7)	ZAR	1	0
Citibank, London, -0.78% due 07/01/2022	EUR	3,402	3,566
Citibank, New York, 1.06% due 07/01/2022		$2,918	2,918
HSBC, Hong Kong, 0.37% due 07/04/2022	HKD	5,189	661
HSBC, Singapore, 0.65% due 07/01/2022	SGD	49	35
Nordea Bank ABP, Oslo, 0.07% due 07/01/2022	NOK	400	41
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022		$1,782	1,782
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2022	SEK	12,631	1,235

	Principal Amount (000s)		Value (000s)
Sumitomo, Tokyo, -0.36% due 07/01/2022	JPY	3,688,876	$27,188

Total Time Deposits			54,246

Total Short-Term Investments (Cost: $260,194)			260,194

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $14,320,767)			13,586,327
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%			23,003

TOTAL NET ASSETS – 100.00%			$13,609,330

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $546,072, which represents 4.01% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(4)	Includes securities restricted at June 30, 2022. The value of the restricted securities totals $0, which represents 0.00% of total net assets.

(5)	Amount calculated is less than 0.005%.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	67

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
37	Euro Stoxx 50 Future	Sep. 2022	EUR	1,296	$1,334	$(24)
13	FTSE 100 INDEX Future	Sep. 2022	GBP	934	1,127	(10)
8	TOPIX INDEX Future	Sep. 2022	JPY	153,450	1,103	(28)

						$(62)

Country	Percentage of Net Assets
Argentina	0.22%
Australia	2.07
Austria	0.11
Belgium	0.11
Bermuda	0.03
Brazil	0.50
Canada	1.46
China	3.42
Denmark	2.41
Finland	0.64
France	7.99
Germany	5.39
Hong Kong	3.75
India	1.31
Indonesia	0.04
Ireland	2.31
Isle of Man	0.02
Israel	0.04
Italy	3.10
Japan	20.23
Luxembourg	0.43
Malaysia	0.01
Mexico	0.17
Netherlands	4.06

Country (Continued)	Percentage of Net Assets
New Zealand	0.26%
Norway	0.41
Peru	0.03
Portugal	0.32
Singapore	2.26
South Africa	0.13
South Korea	0.69
Spain	1.77
Sweden	3.14
Switzerland	6.11
Taiwan	1.94
Thailand	0.11
United Kingdom	18.34
United States	2.59
Other (individually each country is less than 0.005%)	0.00

Total Country	97.92

SHORT-TERM INVESTMENTS	1.91

TOTAL INVESTMENTS IN SECURITIES	99.83
OTHER ASSETS IN EXCESS OF LIABILITIES	0.17

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

68	Annual Report • June 30, 2022

Bridge Builder Tax Managed International Equity Fund

Summary Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 95.08%
Communication Services – 2.77%
Nippon Telegraph & Telephone Corp.	23	$672
Other Securities (1)(2)	328	2,203

Total Communication Services		2,875

Consumer Discretionary – 12.03%
Adidas AG	4	684
Cie Generale des Etablissements Michelin SCA	25	676
Compass Group Plc	55	1,132
Galaxy Entertainment Group Ltd.	110	659
Honda Motor Co. Ltd.	30	726
LVMH Moet Hennessy Louis Vuitton SE	2	1,000
Panasonic Corp.	85	683
Other Securities (1)(2)	397	6,907

Total Consumer Discretionary		12,467

Consumer Staples – 8.97%
Alimentation Couche-Tard, Inc.	20	777
Diageo Plc	26	1,120
L’Oreal SA	3	1,028
Nestle SA	18	2,084
Other Securities	809	4,290

Total Consumer Staples		9,299

Energy – 3.32%
Shell Plc	27	716
TotalEnergies SE	22	1,138
Other Securities (2)	133	1,588

Total Energy		3,442

Financials – 15.99%
AIA Group Ltd.	103	1,130
Amundi SA (1)	14	790
HSBC Holdings Plc	103	674
ING Groep NV	91	901
Prudential Plc	58	719
Other Securities (1)(2)	1,853	12,357

Total Financials		16,571

Healthcare – 15.08%
Coloplast – Class B	6	692
CSL Ltd.	5	908
Fresenius Medical Care AG & Co. KGaA	14	679
Lonza Group AG	1	659
Novartis AG	17	1,413
Novo Nordisk – Class B	10	1,104
Roche Holding AG	7	2,359
Sanofi	9	893
Sysmex Corp.	12	700
Other Securities (1)(2)	162	6,220

Total Healthcare		15,627

Industrials – 14.80%
Canadian National Railway Co.	8	878
Daikin Industries Ltd.	6	931
Experian Plc	23	664
FANUC Corp.	4	674
Komatsu Ltd.	34	764

	Shares (000s)	Value (000s)
Kone OYJ – Class B	14	$682
Siemens AG	8	833
SMC Corp.	2	801
Other Securities (2)	422	9,116

Total Industrials		15,343

Information Technology – 10.56%
ASML Holding NV	3	1,288
Dassault Systemes SE	18	655
Keyence Corp.	3	857
Murata Manufacturing Co. Ltd.	15	800
Nokia OYJ	169	782
SAP SE	10	898
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	19	1,546
Other Securities (1)(2)	192	4,112

Total Information Technology		10,938

Materials – 8.67%
Air Liquide SA	8	1,046
BASF SE	17	747
CHR Hansen Holding	9	684
Covestro AG (1)	22	751
Givaudan SA (3)	0	740
Novozymes – Class B	12	705
Shin-Etsu Chemical Co. Ltd.	7	753
Other Securities (2)	320	3,553

Total Materials		8,979

Real Estate – 0.82%
Various Securities	169	846

Total Real Estate		846

Utilities – 2.07%
Various Securities (1)(2)	274	2,143

Total Utilities		2,143

Total Common Stocks (Cost: $107,845)		98,530

PREFERRED STOCKS – 0.61%
Consumer Discretionary – 0.56%
Volkswagen AG	4	587

Total Consumer Discretionary		587

Consumer Staples – 0.05%
Henkel AG & Co. KGaA	1	49

Total Consumer Staples		49

Total Preferred Stocks (Cost: $779)		636

SHORT-TERM INVESTMENTS – 0.38%
Money Market Funds – 0.24%
Goldman Sachs Financial Square Government Fund – Class I, 1.36% (4)	245	245

Total Money Market Funds		245

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	69

Bridge Builder Tax Managed International Equity Fund

Summary Schedule of Investments

June 30, 2022 (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.14%
BNP Paribas, Paris, -1.20% due 07/01/2022	CHF	1	$1
Citibank, London, -0.78% due 07/01/2022	EUR	8	8
Royal Bank of Canada, Toronto, 0.56% due 07/04/2022	CAD	4	4
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022		$89	89
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2022(3)	SEK	0	0
Sumitomo, Tokyo, 1.06% due 07/01/2022		$45	45

Total Time Deposits			147

Total Short-Term Investments (Cost: $392)			392

TOTAL INVESTMENTS IN SECURITIES – 96.07% (Cost: $109,016)			99,558
OTHER ASSETS IN EXCESS OF LIABILITIES – 3.93%			4,070

TOTAL NET ASSETS – 100.00%			$103,628

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

SEK Swedish Krona

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $2,556, which represents 2.47% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

Country	Percentage of Net Assets
Australia	3.50%
Austria	0.10
Belgium	0.27
Brazil	0.61
Canada	2.87
Chile	0.16
China	1.41
Denmark	3.99
Finland	2.00
France	11.38
Germany	7.70
Hong Kong	2.90
Ireland	1.15
Israel	0.15
Italy	1.07
Japan	20.68
Luxembourg	0.17
Netherlands	4.04
New Zealand	0.10

Country (Continued)	Percentage of Net Assets
Norway	1.04%
Portugal	0.06
Singapore	1.13
South Korea	0.94
Spain	1.45
Sweden	0.92
Switzerland	10.45
Taiwan	2.10
United Kingdom	12.96
United States	0.39

Total Country	95.69

SHORT-TERM INVESTMENTS	0.38

TOTAL INVESTMENTS IN SECURITIES	96.07
OTHER ASSETS IN EXCESS OF LIABILITIES	3.93

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

70	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2022

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$17,622,637	$34,452,675	$10,765,532	$15,364,792
Cash and cash equivalents	3,905	39,379	1	1
Over-the-counter credit default swap contracts, at value	—	2,485	—	—
Receivable for foreign currency transactions	—	725	—	—
Receivable for investments sold	175,059	2,283,422	10,159	—
Receivable for fund shares sold	19,508	46,109	36,567	37,496
Unrealized appreciation on forward foreign currency exchange contracts	—	33,996	—	—
Receivable for swap contracts	—	3,355	—	—
Dividend and interest receivable	85,466	158,964	112,610	7,475
Tax reclaim receivable	—	38	—	1,115
Deposits at broker for futures contracts	—	26,979	—	—
Variation margin on futures contracts	8,936	37,153	2,338	366
Deposits at broker for centrally cleared swap contracts	—	66,110	—	—
Variation margin on centrally cleared swap contracts	—	42,342	—	—
Deposits at broker for TBA commitments	1,775	—	—	—
Prepaid expenses and other assets	115	234	208	101
Total Assets	17,917,401	37,193,966	10,927,415	15,411,346

Liabilities
TBA sale commitments, at value (2)	29,802	372,331	—	—
Over-the-counter credit default swap contracts, at value	—	28,727	—	—
Over-the-counter interest rate swap contracts, at value	—	38	—	—
Due to broker for centrally cleared swap contracts	—	830	—	—
Due to broker for forward foreign currency exchange contracts	—	23,060	—	—
Payable for investments purchased	754,441	5,340,726	87,707	17,163
Payable for fund shares redeemed	22,827	38,715	23,994	10,306
Interest payable	52	13	—	—
Payable for foreign currency transactions	—	1,836	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	22,403	—	—
Unrealized depreciation on unfunded loan commitments	—	21	—	—
Payable to Sub-advisers for Investment Advisory Fee	1,573	3,431	1,154	2,326
Payable to Trustees	36	66	22	33
Accrued expenses and other liabilities	4,150	27,800	1,415	567
Total Liabilities	812,881	5,859,997	114,292	30,395
Net Assets	$17,104,520	$31,333,969	$10,813,123	$15,380,951

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$18,945,455	$35,280,422	$11,523,834	$12,868,939
Total distributable earnings/(loss)	(1,840,935)	(3,946,453)	(710,711)	2,512,012
Net Assets	$17,104,520	$31,333,969	$10,813,123	$15,380,951
Net Assets	$17,104,520	$31,333,969	$10,813,123	$15,380,951
Shares Outstanding	1,853,648	3,442,151	1,106,061	897,748
Net Asset Value	$9.23	$9.10	$9.78	$17.13

(1) Cost of investments	19,068,846	37,211,916	11,409,774	12,723,736
(2) Proceeds from TBA sale commitments	(29,753)	(371,015)	—	—

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	71

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2022 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Assets
Investments, at value (1)	$16,978,028	$148,184	$5,322,889	$6,026,485
Cash and cash equivalents*	1	0	2	2
Receivable for foreign currency transactions	6	—	—	—
Receivable for investments sold	29,317	—	22,687	19,986
Receivable for fund shares sold	26,312	9,466	22,726	11,590
Receivable from Adviser	—	48	—	—
Dividend and interest receivable	31,949	111	1,611	7,822
Tax reclaim receivable	2,073	2	17	33
Variation margin on futures contracts	172	—	152	259
Prepaid expenses and other assets	123	100	203	127
Total Assets	17,067,981	157,911	5,370,287	6,066,304

Liabilities
Payable for investments purchased	16,557	5,735	32,733	14,281
Payable for fund shares redeemed	14,445	119	3,713	4,466
Payable to Sub-advisers for Investment Advisory Fee	3,180	26	1,602	1,984
Payable to Trustees*	36	0	11	14
Accrued expenses and other liabilities	506	165	391	268
Total Liabilities	34,724	6,045	38,450	21,013
Net Assets	$17,033,257	$151,866	$5,331,837	$6,045,291

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$13,049,484	$161,303	$5,589,808	$4,892,766
Total distributable earnings/(loss)	3,983,773	(9,437)	(257,971)	1,152,525
Net Assets	$17,033,257	$151,866	$5,331,837	$6,045,291
Net Assets	$17,033,257	$151,866	$5,331,837	$6,045,291
Shares Outstanding	1,120,567	16,307	459,804	481,427
Net Asset Value	$15.20	$9.31	$11.60	$12.56

(1) Cost of investments	13,750,233	157,736	5,137,469	5,131,976

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

72	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2022 (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Assets
Investments, at value (1)	$87,352	$13,586,327	$99,558
Cash and cash equivalents*	0	50	0
Receivable for investments sold	—	5,185	—
Receivable for fund shares sold	4,255	27,719	5,825
Receivable from Adviser	48	—	59
Dividend and interest receivable	65	25,455	104
Tax reclaim receivable*	0	28,580	2
Variation margin on futures contracts	—	261	—
Prepaid expenses and other assets	101	204	100
Total Assets	91,821	13,673,781	105,648

Liabilities
Payable for investments purchased	2,122	44,977	89
Payable for fund shares redeemed	65	10,889	1,831
Payable for foreign currency transactions	—	30	—
Foreign withholding tax payable	—	3,612	—
Payable to Sub-advisers for Investment Advisory Fee	23	3,829	29
Payable to Trustees*	0	27	0
Accrued expenses and other liabilities	164	1,087	71
Total Liabilities	2,374	64,451	2,020
Net Assets	$89,447	$13,609,330	$103,628

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$96,458	$14,296,737	$112,767
Total distributable earnings/(loss)	(7,011)	(687,407)	(9,139)
Net Assets	$89,447	$13,609,330	$103,628
Net Assets	$89,447	$13,609,330	$103,628
Shares Outstanding	9,633	1,289,825	11,357
Net Asset Value	$9.29	$10.55	$9.12

(1) Cost of investments	94,379	14,320,767	109,016

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	73

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2022

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$1,519	$6,319	$421	$140,448
Less: Foreign taxes withheld and issuance fees*	0	(13)	—	(253)
Interest	407,738	707,367	225,376	29
Less: Foreign taxes withheld	—	(36)	—	—
Other Income*	17	0	1	1
Total investment income	409,274	713,637	225,798	140,225
Expenses
Investment advisory fee	58,125	119,774	38,457	78,276
Professional fees	380	663	231	316
Administration fee	11	11	10	10
Fund accounting fees	1,190	1,858	870	672
Transfer agent fees and expenses	50	68	41	50
Trustees fees and expenses	223	408	135	217
Printing and mailing expense	330	363	297	332
Custody fees	362	885	120	171
Insurance expenses	68	118	37	54
Interest expense	—	6	—	—
Registration fees	519	958	553	721
Other expenses	213	780	127	225
Total expenses before fee waivers	61,471	125,892	40,878	81,044
Fee waivers and/or expense reimbursements by Adviser	(37,795)	(76,665)	(24,676)	(46,762)
Net expenses	23,676	49,227	16,202	34,282
Net Investment Income	385,598	664,410	209,596	105,943

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(202,695)	(878,570)	(61,129)	261,181
TBA sale commitments	391	52,893	—	—
Forward foreign currency exchange contracts	—	135,143	—	—
Foreign currency transactions*	0	(7,496)	—	(223)
Futures contracts	(82,582)	(183,812)	13,677	(1,316)
Swap contracts	—	32,332	—	—
Net realized gain/(loss)	(284,886)	(849,510)	(47,452)	259,642
Net change in net unrealized appreciation/(depreciation) on:
Investments	(2,064,880)	(3,375,317)	(1,061,031)	(4,271,782)
TBA sale commitments	(49)	(2,252)	—	—
Forward foreign currency exchange contracts	—	(10,582)	—	—
Foreign currency transactions*	0	(1,489)	—	24
Futures contracts	(19,525)	(43,480)	4,242	(598)
Swap contracts	—	(83,638)	—	—
Unfunded loan commitments	—	(21)	—	—
Net change in unrealized appreciation/(depreciation)	(2,084,454)	(3,516,779)	(1,056,789)	(4,272,356)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(2,369,340)	(4,366,289)	(1,104,241)	(4,012,714)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,983,742)	$(3,701,879)	$(894,645)	$(3,906,771)

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

74	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2022 (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund**	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Investment Income
Dividend income	$366,505	$156	$29,661	$116,312
Less: Foreign taxes withheld and issuance fees*	(3,531)	0	(110)	(190)
Interest	23	1	23	25
Less: Foreign taxes withheld	—	—	—	—
Other Income*	0	—	0	0
Total investment income	362,997	157	29,574	116,147
Expenses
Investment advisory fee	80,037	34	38,187	44,872
Professional fees	331	29	159	163
Administration fee	10	1	11	11
Fund accounting fees	689	2	256	298
Transfer agent fees and expenses*	51	0	35	37
Trustees fees and expenses*	230	0	74	73
Printing and mailing expense*	331	0	334	484
Custody fees	277	6	189	186
Insurance expenses	59	—	21	26
Registration fees	514	21	413	240
Other expenses	243	6	75	87
Total expenses before fee waivers	82,772	99	39,754	46,477
Fee waivers and/or expense reimbursements by Adviser	(40,740)	(56)	(17,167)	(18,412)
Net expenses	42,032	43	22,587	28,065
Net Investment Income	320,965	114	6,987	88,082

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	1,308,497	1	93,638	550,968
Foreign currency transactions*	(3)	—	0	3
Futures contracts	(184)	—	(348)	(853)
Net realized gain/(loss)	1,308,310	1	93,290	550,118
Net change in net unrealized appreciation/(depreciation) on:
Investments	(2,617,343)	(9,552)	(1,997,874)	(1,318,267)
Foreign currency transactions*	(167)	—	—	0
Futures contracts	(127)	—	(81)	(108)
Net change in unrealized appreciation/(depreciation)	(2,617,637)	(9,552)	(1,997,955)	(1,318,375)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(1,309,327)	(9,551)	(1,904,665)	(768,257)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(988,362)	$(9,437)	$(1,897,678)	$(680,175)

*	A zero balance may reflect actual amounts rounding to less than one thousand.
**	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	75

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2022 (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Small/Mid Cap Fund**	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund**
Investment Income
Dividend income	$83	$400,692	$129
Less: Foreign taxes withheld and issuance fees*	0	(34,491)	(9)
Interest*	0	23	—
Less: Foreign taxes withheld	—	—	—
Other Income*	0	6	0
Total investment income	83	366,230	120
Expenses
Investment advisory fee	33	86,370	41
Professional fees	32	306	30
Administration fee	1	10	1
Fund accounting fees	4	674	3
Transfer agent fees and expenses*	0	46	0
Trustees fees and expenses*	0	176	0
Printing and mailing expense*	0	565	0
Custody fees	10	2,594	25
Insurance expenses	—	53	—
Registration fees	11	644	11
Other expenses	7	387	6
Total expenses before fee waivers	98	91,825	117
Fee waivers and/or expense reimbursements by Adviser	(59)	(38,688)	(72)
Net expenses	39	53,137	45
Net Investment Income	44	313,093	75

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(28)	275,579	—
Foreign currency transactions	—	(12,082)	245
Futures contracts	—	49	—
Net realized gain/(loss)	(28)	263,546	245
Net change in net unrealized appreciation/(depreciation) on:
Investments	(7,027)	(3,906,270)	(9,458)
Foreign currency transactions*	—	(2,099)	(1)
Futures contracts	—	(29)	—
Net change in unrealized appreciation/(depreciation)	(7,027)	(3,908,398)	(9,459)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(7,055)	(3,644,852)	(9,214)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(7,011)	$(3,331,759)	$(9,139)

*	A zero balance may reflect actual amounts rounding to less than one thousand.
**	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

76	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
Operations
Net investment income	$385,598	$351,249	$664,410	$531,772
Net realized gain/(loss)	(284,886)	70,149	(849,510)	45,160
Net change in unrealized appreciation/(depreciation)	(2,084,454)	(261,712)	(3,516,779)	187,218
Net increase/(decrease) in net assets resulting from operations	(1,983,742)	159,686	(3,701,879)	764,150
Distributions to Shareholders
From distributable earnings	(441,022)	(723,634)	(814,204)	(1,104,123)
Total distributions	(441,022)	(723,634)	(814,204)	(1,104,123)
Capital Transactions
Proceeds from shares sold	3,161,843	5,037,444	5,882,428	14,765,777
Reinvestment of dividends	441,022	723,634	814,204	1,104,123
Cost of shares redeemed	(1,964,432)	(1,446,410)	(3,536,432)	(2,273,741)
Net increase/(decrease) from capital transactions	1,638,433	4,314,668	3,160,200	13,596,159
Net increase/(decrease) in net assets	(786,331)	3,750,720	(1,355,883)	13,256,186
Net Assets
Beginning of period	17,890,851	14,140,131	32,689,852	19,433,666
End of period	$17,104,520	$17,890,851	$31,333,969	$32,689,852

Change in Shares Outstanding
Shares outstanding, beginning of period	1,696,403	1,295,679	3,134,557	1,840,217
Shares sold	311,473	467,888	585,917	1,405,552
Shares issued to holders in reinvestments of dividends	43,810	67,317	81,629	104,726
Shares redeemed	(198,038)	(134,481)	(359,952)	(215,938)
Shares outstanding, end of period	1,853,648	1,696,403	3,442,151	3,134,557

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	77

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
Operations
Net investment income	$209,596	$167,922	$105,943	$99,166
Net realized gain/(loss)	(47,452)	6,739	259,642	1,230,045
Net change in unrealized appreciation/(depreciation)	(1,056,789)	234,705	(4,272,356)	3,954,963
Net increase/(decrease) in net assets resulting from operations	(894,645)	409,366	(3,906,771)	5,284,174
Distributions to Shareholders
From distributable earnings	(209,403)	(168,048)	(1,371,952)	(551,932)
Total distributions	(209,403)	(168,048)	(1,371,952)	(551,932)
Capital Transactions
Proceeds from shares sold	3,708,759	3,841,024	4,125,184	2,085,139
Reinvestment of dividends	209,403	168,048	1,371,952	551,932
Cost of shares redeemed	(1,889,846)	(881,976)	(2,443,209)	(3,227,851)
Net increase/(decrease) from capital transactions	2,028,316	3,127,096	3,053,927	(590,780)
Net increase/(decrease) in net assets	924,268	3,368,414	(2,224,796)	4,141,462
Net Assets
Beginning of period	9,888,855	6,520,441	17,605,747	13,464,285
End of period	$10,813,123	$9,888,855	$15,380,951	$17,605,747

Change in Shares Outstanding
Shares outstanding, beginning of period	914,906	621,865	754,992	786,809
Shares sold	355,673	359,858	193,257	100,774
Shares issued to holders in reinvestments of dividends	20,166	15,715	58,603	27,457
Shares redeemed	(184,684)	(82,532)	(109,104)	(160,048)
Shares outstanding, end of period	1,106,061	914,906	897,748	754,992

The accompanying notes are an integral part of these financial statements.

78	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Value Fund		Bridge Builder Tax Managed Large Cap Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Period Ended June 30, 2022*
Operations
Net investment income	$320,965	$269,234	$114
Net realized gain/(loss)	1,308,310	834,352	1
Net change in unrealized appreciation/(depreciation)	(2,617,637)	4,775,070	(9,552)
Net increase/(decrease) in net assets resulting from operations	(988,362)	5,878,656	(9,437)
Distributions to Shareholders
From distributable earnings	(1,289,665)	(271,568)	—
Total distributions	(1,289,665)	(271,568)	—
Capital Transactions
Proceeds from shares sold	3,756,018	2,242,789	165,541
Reinvestment of dividends	1,289,665	271,568	—
Cost of shares redeemed	(3,131,841)	(3,222,624)	(4,238)
Net increase/(decrease) from capital transactions	1,913,842	(708,267)	161,303
Net increase/(decrease) in net assets	(364,185)	4,898,821	151,866
Net Assets
Beginning of period	17,397,442	12,498,621	—
End of period	$17,033,257	$17,397,442	$151,866

Change in Shares Outstanding
Shares outstanding, beginning of period	1,009,277	1,061,951	—
Shares sold	218,762	149,992	16,748
Shares issued to holders in reinvestments of dividends	76,179	18,070	—
Shares redeemed	(183,651)	(220,736)	(441)
Shares outstanding, end of period	1,120,567	1,009,277	16,307

*	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	79

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Growth Fund		Bridge Builder Small/Mid Cap Value Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
Operations
Net investment income	$6,987	$6,962	$88,082	$69,108
Net realized gain/(loss)	93,290	658,726	550,118	594,818
Net change in unrealized appreciation/(depreciation)	(1,997,955)	1,358,114	(1,318,375)	2,139,425
Net increase/(decrease) in net assets resulting from operations	(1,897,678)	2,023,802	(680,175)	2,803,351
Distributions to Shareholders
From distributable earnings	(965,578)	(625,437)	(737,343)	(73,292)
Total distributions	(965,578)	(625,437)	(737,343)	(73,292)
Capital Transactions
Proceeds from shares sold	2,205,860	760,521	1,706,279	804,057
Reinvestment of dividends	965,578	625,437	737,343	73,292
Cost of shares redeemed	(952,012)	(1,602,803)	(1,989,101)	(1,700,119)
Net increase/(decrease) from capital transactions	2,219,426	(216,845)	454,521	(822,770)
Net increase/(decrease) in net assets	(643,830)	1,181,520	(962,997)	1,907,289
Net Assets
Beginning of period	5,975,667	4,794,147	7,008,288	5,100,999
End of period	$5,331,837	$5,975,667	$6,045,291	$7,008,288

Change in Shares Outstanding
Shares outstanding, beginning of period	314,116	325,518	450,592	514,013
Shares sold	146,912	43,913	116,301	61,991
Shares issued to holders in reinvestments of dividends	58,303	38,176	50,657	5,753
Shares redeemed	(59,527)	(93,491)	(136,123)	(131,165)
Shares outstanding, end of period	459,804	314,116	481,427	450,592

The accompanying notes are an integral part of these financial statements.

80	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund
	Period Ended June 30, 2022*	Year Ended June 30, 2022	Year Ended June 30, 2021
Operations
Net investment income	$44	$313,093	$293,542
Net realized gain/(loss)	(28)	263,546	1,178,623
Net change in unrealized appreciation/(depreciation)	(7,027)	(3,908,398)	2,589,939
Net increase/(decrease) in net assets resulting from operations	(7,011)	(3,331,759)	4,062,104
Distributions to Shareholders
From distributable earnings	—	(1,359,777)	(250,025)
Total distributions	—	(1,359,777)	(250,025)
Capital Transactions
Proceeds from shares sold	100,053	4,808,044	2,494,131
Reinvestment of dividends	—	1,359,777	250,025
Cost of shares redeemed	(3,595)	(3,080,388)	(2,687,307)
Net increase/(decrease) from capital transactions	96,458	3,087,433	56,849
Net increase/(decrease) in net assets	89,447	(1,604,103)	3,868,928
Net Assets
Beginning of period	—	15,213,433	11,344,505
End of period	$89,447	$13,609,330	$15,213,433

Change in Shares Outstanding
Shares outstanding, beginning of period	—	1,033,080	1,034,339
Shares sold	10,015	380,233	186,134
Shares issued to holders in reinvestments of dividends	—	100,819	18,841
Shares redeemed	(382)	(224,307)	(206,234)
Shares outstanding, end of period	9,633	1,289,825	1,033,080

*	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	81

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

Bridge Builder Tax Managed International Equity Fund
Period Ended June 30, 2022*
Operations
Net investment income	$75
Net realized gain/(loss)	245
Net change in unrealized appreciation/(depreciation)	(9,459)
Net increase/(decrease) in net assets resulting from operations	(9,139)
Distributions to Shareholders
From distributable earnings	—
Total distributions	—
Capital Transactions
Proceeds from shares sold	126,483
Reinvestment of dividends	—
Cost of shares redeemed	(13,716)
Net increase/(decrease) from capital transactions	112,767
Net increase/(decrease) in net assets	103,628
Net Assets
Beginning of period	—
End of period	$103,628

Change in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	12,840
Shares issued to holders in reinvestments of dividends	—
Shares redeemed	(1,483)
Shares outstanding, end of period	11,357

*	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

82	Annual Report • June 30, 2022

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Annual Report • June 30, 2022	83

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2022(5)	$10.55	0.21	(1.28)	(1.07)	(0.23)	(0.02)	(0.25)
For the year ended June 30, 2021(5)	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
For the year ended June 30, 2020(5)	$10.34	0.31	0.61	0.92	(0.32)	(0.03)	(0.35)
For the year ended June 30, 2019(5)	$9.87	0.31	0.48	0.79	(0.32)	—	(0.32)
For the year ended June 30, 2018	$10.17	0.27	(0.28)	(0.01)	(0.29)	—	(0.29)
Bridge Builder Core Plus Bond Fund
For the year ended June 30, 2022(5)	$10.43	0.20	(1.28)	(1.08)	(0.22)	(0.03)	(0.25)
For the year ended June 30, 2021(5)	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
For the year ended June 30, 2020(5)	$10.27	0.32	0.47	0.79	(0.36)	(0.14)	(0.50)
For the year ended June 30, 2019(5)	$9.81	0.35	0.48	0.83	(0.37)	—	(0.37)
For the year ended June 30, 2018	$10.09	0.29	(0.27)	0.02	(0.30)	—	(0.30)
Bridge Builder Municipal Bond Fund
For the year ended June 30, 2022(5)	$10.81	0.20	(1.03)	(0.83)	(0.20)	—	(0.20)
For the year ended June 30, 2021(5)	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
For the year ended June 30, 2020(5)	$10.46	0.26	0.03	0.29	(0.26)	—	(0.26)
For the year ended June 30, 2019(5)	$10.09	0.27	0.37	0.64	(0.27)	—	(0.27)
For the year ended June 30, 2018	$10.14	0.21	(0.05)	0.16	(0.21)	—	(0.21)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2022(5)	$23.32	0.13	(4.51)	(4.38)	(0.12)	(1.69)	(1.81)
For the year ended June 30, 2021(5)	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
For the year ended June 30, 2020(5)	$14.64	0.14	2.65	2.79	(0.14)	(0.18)	(0.32)
For the year ended June 30, 2019(5)	$13.53	0.15	1.60	1.75	(0.14)	(0.50)	(0.64)
For the year ended June 30, 2018	$11.59	0.12	1.92	2.04	(0.10)	—	(0.10)
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2022(5)	$17.24	0.30	(1.10)	(0.80)	(0.30)	(0.94)	(1.24)
For the year ended June 30, 2021(5)	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
For the year ended June 30, 2020(5)	$12.71	0.24	(0.94)	(0.70)	(0.23)	(0.01)	(0.24)
For the year ended June 30, 2019(5)	$12.12	0.24	0.74	0.98	(0.23)	(0.16)	(0.39)
For the year ended June 30, 2018	$11.38	0.20	0.82	1.02	(0.19)	(0.09)	(0.28)
Bridge Builder Tax Managed Large Cap Fund
For the period 6/01/22(7) - 6/30/22(5)	$10.00	0.01	(0.70)	(0.69)	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2022(5)	$19.02	0.02	(4.42)	(4.40)	(0.01)	(3.01)	(3.02)
For the year ended June 30, 2021(5)	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
For the year ended June 30, 2020(5)	$14.25	0.05	1.01	1.06	(0.05)	(0.53)	(0.58)
For the year ended June 30, 2019(5)	$13.52	0.05	1.39	1.44	(0.05)	(0.66)	(0.71)
For the year ended June 30, 2018	$11.49	0.05	2.12	2.17	(0.04)	(0.10)	(0.14)
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2022(5)	$15.55	0.19	(1.57)	(1.38)	(0.16)	(1.45)	(1.61)
For the year ended June 30, 2021(5)	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
For the year ended June 30, 2020(5)	$11.55	0.16	(1.63)	(1.47)	(0.16)	—	(0.16)
For the year ended June 30, 2019(5)	$11.97	0.17	(0.10)	0.07	(0.14)	(0.35)	(0.49)
For the year ended June 30, 2018	$11.15	0.15	0.81	0.96	(0.13)	(0.01)	(0.14)
Bridge Builder Tax Managed Small/Mid Cap Fund
For the period 6/01/22(7) - 6/30/22(5)	$10.00	0.01	(0.72)	(0.71)	—	—	—
Bridge Builder International Equity Fund
For the year ended June 30, 2022(5)	$14.73	0.29	(3.11)	(2.82)	(0.32)	(1.04)	(1.36)
For the year ended June 30, 2021(5)	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
For the year ended June 30, 2020(5)	$11.38	0.23	(0.36)	(0.13)	(0.28)	—	(0.28)
For the year ended June 30, 2019(5)	$11.60	0.28	(0.14)	0.14	(0.22)	(0.14)	(0.36)
For the year ended June 30, 2018	$11.07	0.21	0.56	0.77	(0.19)	(0.05)	(0.24)
Bridge Builder Tax Managed International Equity Fund
For the period 6/01/22(7) - 6/30/22(5)	$10.00	0.01	(0.89)	(0.88)	—	—	—

(1)	Annualized for periods less than one year.

(2)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Per share amounts based on average number of shares outstanding during the year/period.

(6)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

(7)	Inception Date.

(8)	Since inception return.

The accompanying notes are an integral part of these financial statements.

84	Annual Report • June 30, 2022

	Ratios/Supplemental Data
				Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(2)(3)		Net assets, end of period (millions)	Expenses, before waivers(4)	Expenses, net of waivers(4)	Net investment income/ (loss)	Portfolio turnover rate

$9.23	(10.36)%		$17,105	0.34%	0.13%	2.12%	157%
$10.55	1.18%		$17,891	0.34%	0.13%	2.19%	153%
$10.91	9.01%		$14,140	0.34%	0.13%	2.91%	137%
$10.34	8.18%		$15,160	0.34%	0.14%	3.15%	153%
$9.87	(0.15)%		$15,805	0.35%	0.14%	2.71%	236%

$9.10	(10.59)%		$31,334	0.38%	0.15%	2.00%	283%
$10.43	3.18%		$32,690	0.38%	0.15%	2.06%	281%
$10.56	7.94%		$19,434	0.39%	0.16%	3.08%	164%
$10.27	8.66%		$17,963	0.47%	0.24%	3.50%	242%
$9.81	0.18%		$11,063	0.41%	0.18%	2.93%	193%

$9.78	(7.73)%		$10,813	0.38%	0.15%	1.96%	22%
$10.81	5.19%		$9,889	0.38%	0.16%	2.03%	18%
$10.49	2.80%		$6,520	0.38%	0.16%	2.47%	41%
$10.46	6.42%		$5,253	0.39%	0.17%	2.64%	42%
$10.09	1.62%		$3,474	0.39%	0.19%	2.11%	27%

$17.13	(20.83)%		$15,381	0.46%	0.19%	0.60%	23%
$23.32	41.44%		$17,606	0.45%	0.19%	0.65%	31%
$17.11	19.28%		$13,464	0.46%	0.22%	0.90%	42%
$14.64	13.76%		$6,998	0.46%	0.22%	1.07%	31%
$13.53	17.66%		$6,136	0.47%	0.24%	1.01%	54%

$15.20	(5.27)%		$17,033	0.46%	0.23%	1.76%	24%
$17.24	49.10%		$17,397	0.45%	0.24%	1.80%	26%
$11.77	(5.55)%		$12,499	0.46%	0.24%	1.94%	36	%(6)
$12.71	8.46%		$8,731	0.46%	0.25%	1.95%	24%
$12.12	9.01%		$7,102	0.47%	0.27%	1.72%	23%

$9.31	(6.90	)%(8)	$152	0.66%	0.51%	1.36%	0%

$11.60	(27.88)%		$5,332	0.67%	0.38%	0.12%	84%
$19.02	46.08%		$5,976	0.66%	0.37%	0.13%	37%
$14.73	7.63%		$4,794	0.66%	0.38%	0.34%	65%
$14.25	11.66%		$4,024	0.67%	0.39%	0.41%	23%
$13.52	18.96%		$3,622	0.67%	0.41%	0.38%	26%

$12.56	(10.21)%		$6,045	0.66%	0.40%	1.26%	33%
$15.55	58.63%		$7,008	0.65%	0.40%	1.12%	34%
$9.92	(12.98)%		$5,101	0.66%	0.42%	1.44%	50%
$11.55	1.22%		$4,810	0.67%	0.43%	1.47%	38%
$11.97	8.62%		$4,186	0.67%	0.45%	1.32%	38%

$9.29	(7.10	)%(8)	$89	1.13%	0.73%	0.84%	0%

$10.55	(21.02)%		$13,609	0.64%	0.37%	2.18%	23%
$14.73	36.84%		$15,213	0.63%	0.32%	2.21%	52%
$10.97	(1.40)%		$11,345	0.63%	0.33%	2.10%	36%
$11.38	1.57%		$10,645	0.64%	0.36%	2.49%	16%
$11.60	6.85%		$7,535	0.65%	0.38%	2.15%	20%

$9.12	(8.80	)%(8)	$104	1.20%	0.67%	1.10%	0%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2022	85

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2022, the Trust consisted of fourteen series, of which the eleven active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Tax Managed Small/Mid Cap Fund and Bridge Builder Tax Managed International Equity Fund were launched on June 1, 2022. The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Large Cap Fund (“Tax Managed Large Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Small/Mid Cap Fund (“Tax Managed Small/Mid Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation
Bridge Builder Tax Managed International Equity Fund (“Tax Managed International Equity Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions® and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

86	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of June 30, 2022, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments

Annual Report • June 30, 2022	87

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Regulatory Updates – In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value, including related oversight and reporting obligations.

The new rule also defines “readily available market quotations” for purposes of determining whether the fund should value a security at its market value (as opposed to fair value) under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for both the new rule and the associated new recordkeeping requirements is September 8, 2022. At this time, management has finalized its evaluation and determined there are no material impacts to the financial statements.

On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Once implemented, the rule will impose new limits on the amount of derivatives a fund can enter into, replace the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and for Boards of such funds to appoint a derivatives risk manager. The effective date for the rule was February 19, 2021. The compliance date for the new rule was August 19, 2022. At this time, management has finalized its evaluation and determined there are no material impacts to the financial statements.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – Certain Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell

88	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty.

A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, all Funds, except for Tax Managed Large Cap Fund, Tax Managed Small/Mid Cap Fund and Tax Managed International Equity Fund, participated in futures transactions.

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Summary Schedule of Investments are gross settlement amounts.

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Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Plus Bond Fund entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the

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Notes to Financial Statements (Continued)

contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of June 30, 2022.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	athenahealth Group, Inc.	$354	$333	$(21)

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d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at June 30, 2022.

Bridge Builder Core Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2022 (000s)	% of Net Assets at June 30, 2022
Deutsche Bank AG	11/17/2020	$6,700	$5,949	0.03%

		$6,700	$5,949	0.03%

Bridge Builder Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2022 (000s)	% of Net Assets at June 30, 2022
Adani Green Energy Ltd.	3/14/2022	$411	$397	0.00	%*
Arabian Centres Sukuk Ltd.	11/5/2021	479	432	0.00	*
AT&T Mobility II LLC	9/24/2020	28,023	23,554	0.09
Banco Mercantil del Norte S.A./Grand Cayman	4/26/2022 - 4/27/2022	2,375	2,213	0.01
Braskem Idesa SAPI	5/3/2022	511	443	0.00	*
Braskem Netherlands Finance BV	11/4/2021	251	223	0.00	*
CLP Power Hong Kong Financing Ltd.	2/24/2021	5,606	1,691	0.01
Cold Storage Trust 2020-ICE5	10/22/2020	3,534	3,436	0.01
Deutsche Bank AG	11/17/2020 - 6/21/2021	14,346	7,406	0.03
DP World Salaam	6/7/2022	754	736	0.00	*
Emirates NBD Bank PJSC	11/5/2021	773	731	0.00	*
Eskom Holdings SOC Ltd.	11/5/2021 - 12/1/2021	1,893	763	0.00	*
Fresnillo PLC	4/1/2022 - 4/4/2022	517	427	0.00	*
Ghana Government International Bond	1/27/2022 - 2/4/2022	575	225	0.00	*
Grupo Aval Ltd.	11/4/2021	298	290	0.00	*
Industrias Penoles SAB de CV	4/1/2022 - 4/11/2022	1,136	980	0.00	*
Intelsat SA	6/19/2017 - 2/24/2022	24,897	16,399	0.05
Ivory Coast Government International Bond	3/11/2022	593	442	0.00	*
MAF Global**	11/5/2021	394	—	0.00	*
Metalsa S A P I de CV	11/02/2021 - 11/12/2021	697	508	0.00	*
Metinvest BV	4/8/2022 - 4/11/2022	198	227	0.00	*
Morgan Stanley	2/11/2020	12,558	9,233	0.03
Movida Europe S.A.	3/2/2022	377	343	0.00	*
Neiman Marcus Group, Inc.	9/25/2020	2,007	10,773	0.04
Nemak SAB de CV	11/02/2021 - 11/15/2021	680	496	0.00	*
Noble Corp.	2/8/2021 - 2/12/2021	226	395	0.00	*
Oi SA	11/5/2021	353	182	0.00	*
Oil & Gas Holding Co. BSCC	11/5/2021	660	618	0.00	*
Oracle Corp.	6/17/2021 - 10/5/2021	9,699	6,155	0.03
Orbia Advance Corp. SAB de CV	6/17/2021 - 4/6/2022	1,182	1,010	0.00	*
Promigas SA ESP	11/4/2021	379	305	0.00	*
Puma International Financing S.A.	4/20/2022 - 4/25/2022	537	500	0.00	*
Stillwater Mining Co.	4/26/2022	530	475	0.00	*
Trust Fibra Uno	5/19/2022	517	507	0.00	*

		$117,966	$92,515	0.30%

*	Amount less than 0.005%.

**	A zero balance may reflect actual amounts rounding to less than one thousand.

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Bridge Builder Municipal Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2022 (000s)	% of Net Assets at June 30, 2022
Connector 2000 Association, Inc.	1/4/2022	$404	$311	0.00	%*
Deutsche Bank Spears/Lifers Trust	12/10/2020 - 4/14/2022	23,600	23,600	0.22
Mizuho Floater/Residual Trust	8/14/2020 - 2/10/2022	25,395	25,395	0.24
Public Finance Authority	5/19/2016 - 4/14/2020	6,175	5,432	0.05

		$55,574	$54,738	0.51%

*	Amount less than 0.005%.

Bridge Builder International Equity Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at June 30, 2022 (000s)	% of Net Assets at June 30, 2022
Severstal PAO**	7/15/2021 - 11/29/2021	$3,360	$—	0.00	%*
X5 Retail Group NV**	7/15/2021 - 1/27/2022	2,010	—	0.00	*

		$5,370	$—	0.00	%*

*	Amount less than 0.005%.

**	A zero balance may reflect actual amounts rounding to less than one thousand.

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale- buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the year ended June 30, 2022, the Core Plus Bond Fund participated in sale-buyback transactions which were as follows:

Fund	Outstanding Sale-Buyback Transactions (000s)	Average Amount Borrowed (000s)	Incurred Interest Expense (000s)	% of Weighted Average Interest Rate
Core Plus Bond Fund	$—	$2,410	$6	0.04%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the year ended June 30, 2022, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

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4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

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c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such days. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments as of June 30, 2022.

Bridge Builder Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$1,917,209	$3,070	$1,920,279
Corporate Bonds
Basic Materials	—	137,802	—	137,802
Communications	—	364,605	—	364,605
Consumer, Cyclical	—	295,806	—	295,806
Consumer, Non-cyclical	—	636,482	—	636,482
Diversified	—	3,076	—	3,076
Energy	—	510,253	—	510,253
Financials	—	1,885,042	—	1,885,042
Industrials	—	287,053	—	287,053
Technology	—	262,977	—	262,977
Utilities	—	482,644	—	482,644
Government Related
Other Government Related	—	250,457	—	250,457
U.S. Treasury Obligations	—	3,887,354	—	3,887,354
Mortgage-Backed Obligations	—	5,908,588	37,028	5,945,616
Preferred Stocks
Financials	2,366	—	—	2,366
Short-Term Investments
Money Market Funds	750,007	—	—	750,007
Time Deposits	—	818	—	818
Futures Contracts (1)	758	—	—	758
Total Assets	$753,131	$16,830,166	$40,098	$17,623,395
Liabilities
TBA Sale Commitments	$—	$(29,802)	$—	$(29,802)
Futures Contracts (1)	(5,903)	—	—	(5,903)
Total Liabilities	$(5,903)	$(29,802)	$—	$(35,705)

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Bridge Builder Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,582,090	$—		$3,582,090
Corporate Bonds
Basic Materials	—	280,339	—		280,339
Communications	—	1,315,160	—	(2)	1,315,160
Consumer, Cyclical	—	878,743	—		878,743
Consumer, Non-cyclical	—	1,197,622	—		1,197,622
Energy	—	683,698	—		683,698
Financials	—	3,976,258	—		3,976,258
Government	—	34,171	—		34,171
Industrials	—	481,835	—		481,835
Technology	—	618,121	—		618,121
Utilities	—	605,014	—		605,014
Convertible Securities
Communications	—	33,837	—		33,837
Consumer, Cyclical	—	10,104	—		10,104
Consumer, Non-cyclical	—	36,903	—		36,903
Government Related
Other Government Related	—	612,588	—		612,588
U.S. Treasury Obligations	—	6,841,761	—		6,841,761
Mortgage-Backed Obligations	—	9,209,195	26,569		9,235,764
Bank Loans	—	397,468	9,438		406,906
Common Stocks
Communications	6,146	—	18,994		25,140
Consumer Discretionary	—	—	10,773		10,773
Energy	395	—	47		442
Financials	40	—	—	(2)	40
Industrials	—	—	—	(2)	—
Convertible Preferred Stocks
Financials	52,797	—	—		52,797
Preferred Stocks
Communications	—	—	23,554		23,554
Financials	—	—	7		7
Rights	—	—	—	(2)	—
Warrants	—	—	81		81
Short-Term Investments
Money Market Funds	778,926	—	—		778,926
Government Related	—	13,426	—		13,426
Repurchase Agreements	—	309,600	—		309,600
U.S. Treasury Bills	—	2,375,059	—		2,375,059
Time Deposits	—	31,916	—		31,916
Futures Contracts (1)	18,440	—	—		18,440
Forward Foreign Currency Exchange Contracts (1)	—	33,996	—		33,996
Swap Contracts (1)	—	112,350	—		112,350
Total Assets	$856,744	$33,671,254	$89,463		$34,617,461
Liabilities
TBA Sale Commitments	$—	$(372,331)	$—		$(372,331)
Futures Contracts (1)	(33,702)	—	—		(33,702)
Forward Foreign Currency Exchange Contracts (1)	—	(22,403)	—		(22,403)
Swap Contracts (1)	—	(152,970)	—		(152,970)
Total Liabilities	$(33,702)	$(547,704)	$—		$(581,406)

Annual Report • June 30, 2022	97

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Bridge Builder Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$866,296	$—	$866,296
General Obligation	—	1,889,564	—	1,889,564
General Revenue	—	3,062,302	—	3,062,302
Healthcare	—	1,375,433	—	1,375,433
Housing	—	682,456	—	682,456
Transportation	—	1,716,001	—	1,716,001
Utilities	—	936,664	—	936,664
Short-Term Investments
Money Market Funds	218,301	—	—	218,301
Commercial Paper	—	17,331	—	17,331
Time Deposits	—	1,184	—	1,184
Futures Contracts (1)	3,981	—	—	3,981
Total Assets	$222,282	$10,547,231	$—	$10,769,513

Bridge Builder Large Cap Growth Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services . . . . . . . . . . . . . . .	$1,354,676	$—	$—	$1,354,676
Consumer Discretionary . . . . . . . . . . . . . . .	2,043,103	83,290	—	2,126,393
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	628,709	—	—	628,709
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	217,943	—	—	217,943
Financials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,427,541	—	—	1,427,541
Healthcare . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,020,462	—	—	3,020,462
Industrials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	583,702	—	—	583,702
Information Technology . . . . . . . . . . . . . . .	4,550,378	61,609	—	4,611,987
Materials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	616,883	—	—	616,883
Real Estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	367,294	—	—	367,294
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	711	—	—	711
Short-Term Investments
Money Market Funds . . . . . . . . . . . . . . .	402,049	—	—	402,049
Time Deposits . . . . . . . . . . . . . . . . . . . . . . . . . . .. . .	—	6,442	—	6,442
Total Assets	$15,213,451	$151,341	$—	$15,364,792
Liabilities
Futures Contracts (1) . . . . . . . . . . . . . . . . . . .	$(246)	$—	$—	$(246)
Total Liabilities	$(246)	$—	$—	$(246)

98	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Bridge Builder Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,217,344	$—	$—	$1,217,344
Consumer Discretionary	1,394,330	104,467	—	1,498,797
Consumer Staples	1,359,907	—	—	1,359,907
Energy	795,198	62,366	—	857,564
Financials	2,661,510	—	—	2,661,510
Healthcare	2,739,927	142,079	—	2,882,006
Industrials	2,347,247	113,978	—	2,461,225
Information Technology	1,598,916	84,859	—	1,683,775
Materials	778,723	7,822	11	786,556
Real Estate	575,231	—	—	575,231
Utilities	625,777	—	—	625,777
Convertible Preferred Stocks
Healthcare	11,137	—	—	11,137
Utilities	32,302	—	—	32,302
Preferred Stocks
Consumer Discretionary	—	25,298	—	25,298
Short-Term Investments
Money Market Funds	294,167	—	—	294,167
Time Deposits	—	5,432	—	5,432
Total Assets	$16,431,716	$546,301	$11	$16,978,028
Liabilities
Futures Contracts (1)	$(98)	$—	$—	$(98)
Total Liabilities	$(98)	$—	$—	$(98)

Bridge Builder Tax Managed Large Cap Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$14,515	$—	$—	$14,515
Consumer Discretionary	16,178	—	—	16,178
Consumer Staples	5,754	—	—	5,754
Energy	6,414	—	—	6,414
Financials	14,652	—	—	14,652
Healthcare	22,767	—	—	22,767
Industrials	12,161	—	—	12,161
Information Technology	35,277	—	—	35,277
Materials	6,861	—	—	6,861
Real Estate	3,850	—	—	3,850
Utilities	3,626	—	—	3,626
Short-Term Investments
Money Market Funds	4,577	—	—	4,577
Time Deposits	—	1,552	—	1,552
Total Assets	$146,632	$1,552	$—	$148,184

Annual Report • June 30, 2022	99

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Bridge Builder Small/Mid Cap Growth Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$195,479	$—	$—	$195,479
Consumer Discretionary	535,583	—	—	535,583
Consumer Staples	228,972	—	—	228,972
Energy	132,675	—	—	132,675
Financials	571,704	—	—	571,704
Healthcare	1,216,452	—	16	1,216,468
Industrials	826,357	—	—	826,357
Information Technology	1,202,559	—	—	1,202,559
Materials	167,058	—	—	167,058
Real Estate	54,366	—	—	54,366
Utilities	3,430	—	—	3,430
Short-Term Investments
Money Market Funds	184,308	—	—	184,308
Time Deposits	—	3,930	—	3,930
Total Assets	$5,318,943	$3,930	$16	$5,322,889
Liabilities
Futures Contracts (1)	$(58)	$—	$—	$(58)
Total Liabilities	$(58)	$—	$—	$(58)

Bridge Builder Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$106,886	$–	$–	$106,886
Consumer Discretionary	670,483	—	—	670,483
Consumer Staples	247,700	—	—	247,700
Energy	347,377	—	—	347,377
Financials	1,212,435	—	—	1,212,435
Healthcare	575,498	—	16	575,514
Industrials	957,792	1,433	—	959,225
Information Technology	553,115	—	—	553,115
Materials	408,375	—	6	408,381
Real Estate	359,077	—	—	359,077
Utilities	400,114	—	—	400,114
Exchange Traded Funds	25,142	—	—	25,142
Short-Term Investments
Money Market Funds	153,912	—	—	153,912
Time Deposits	—	7,124	—	7,124
Total Assets	$6,017,906	$8,557	$22	$6,026,485
Liablities
Futures Contracts (1)	$(122)	$—	$—	$(122)
Total Liabilities	$(122)	$—	$—	$(122)

100	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Bridge Builder Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$1,834	$—	$—		$1,834
Consumer Discretionary	10,072	—	—		10,072
Consumer Staples	3,354	—	—		3,354
Energy	3,514	—	—		3,514
Financials	12,717	—	—		12,717
Healthcare	11,815	—	—		11,815
Industrials	17,003	—	—		17,003
Information Technology	14,891	—	—		14,891
Materials	3,707	—	—		3,707
Real Estate	3,521	—	—		3,521
Utilities	2,355	—	—		2,355
Exchange Traded Funds	217	—	—		217
Short-Term Investments
Money Market Funds	2,067	—	—		2,067
Time Deposits	—	285	—		285
Total Assets	$87,067	$285	$—		$87,352

Bridge Builder International Equity Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$48,668	$798,654	$—		$847,322
Consumer Discretionary	169,408	1,847,313	—		2,016,721
Consumer Staples	95,559	1,104,143	—	(2)	1,199,702
Energy	34,352	541,139	—		575,491
Financials	83,053	2,003,411	—		2,086,464
Healthcare	293,773	1,590,965	—		1,884,738
Industrials	131,618	2,051,500	—		2,183,118
Information Technology	388,109	1,079,425	—		1,467,534
Materials	7,042	580,863	—	(2)	587,905
Real Estate	—	29,237	—		29,237
Utilities	128	398,303	—		398,431
Preferred Stocks
Consumer Discretionary	—	47,551	—		47,551
Consumer Staples	—	727	—		727
Healthcare	—	408	—		408
Rights
Communication Services	—	21	—		21
Energy	132	—	—		132
Information Technology	—	631	—		631
Short-Term Investments
Money Market Funds	205,948	—	—		205,948
Time Deposits	—	54,246	—		54,246
Total Assets	$1,457,790	$12,128,537	$—		$13,586,327
Liabilities
Futures Contracts (1)	(62)	—	—		(62)
Total Liabilities	$(62)	$—	$—		$(62)

Annual Report • June 30, 2022	101

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Bridge Builder Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$211	$2,664	$—	$2,875
Consumer Discretionary	868	11,599	—	12,467
Consumer Staples	1,242	8,057	—	9,299
Energy	500	2,942	—	3,442
Financials	1,488	15,083	—	16,571
Healthcare	753	14,874	—	15,627
Industrials	951	14,392	—	15,343
Information Technology	2,894	8,044	—	10,938
Materials	245	8,734	—	8,979
Real Estate	—	846	—	846
Utilities	—	2,143	—	2,143
Preferred Stocks
Consumer Discretionary	—	587	—	587
Consumer Staples	—	49	—	49
Short-Term Investments
Money Market Funds	245	—	—	245
Time Deposits	—	147	—	147
Total Assets	$9,397	$90,161	$—	$99,558

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

The Core Bond Fund, Core Plus Bond Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Bond Fund, Core Plus Bond Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund have been deemed immaterial with respect to each Fund. As a result, additional quantitative information regarding Level 3 fair value measurements has not been presented.

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

102	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$758	$—	$—	$(5,903)	$—	$—
Core Plus Bond Fund	18,440	106,850	—	(33,702)	(112,867)	—
Municipal Bond Fund	3,981	—	—	—	—	—
Equity Risk:
Large Cap Growth Fund	—	—	—	(246)	—	—
Large Cap Value Fund	—	—	—	(98)	—	—
Small/Mid Cap Growth Fund	—	—	—	(58)	—	—
Small/Mid Cap Value Fund	—	—	—	(122)	—	—
International Equity Fund	—	—	—	(62)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	33,996	—	—	(22,403)
Credit Risk:
Core Plus Bond Fund	—	5,500	—	—	(40,103)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the year ended June 30, 2022.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund	$(82,582)	$—	$—	$(19,525)	$—	$—
Core Plus Bond Fund	(183,812)	—	23,569	(43,480)	—	(31,126)
Municipal Bond Fund	13,677	—	—	4,242	—	—
Equity Risk:
Large Cap Growth Fund	(1,316)	—	—	(598)	—	—
Large Cap Value Fund	(184)	—	—	(127)	—	—
Small/Mid Cap Growth Fund	(348)	—	—	(81)	—	—
Small/Mid Cap Value Fund	(853)	—	—	(108)	—	—
International Equity Fund	49	—	—	(29)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	135,143	—	—	(10,582)	—
Credit Risk:
Core Plus Bond Fund	—	—	8,763	—	—	(52,512)

Annual Report • June 30, 2022	103

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2022:

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
Bank of America	Credit Default Swap Contracts	$304	$(304)	$—	$—	$—	$—
Bank of America	Forward Foreign Currency Exchange Contracts	21,634	(2,031)	19,603	—	(19,603)	—
Barclays Bank	Credit Default Swap Contracts	1,305	—	1,305	—	—	1,305
Barclays Bank	Forward Foreign Currency Exchange Contracts	129	(47)	82	—	—	82
BNP Paribas	Forward Foreign Currency Exchange Contracts	7,019	(5,308)	1,711	—	(950)	761
Deutsche Bank	Forward Foreign Currency Exchange Contracts	2,652	(1,554)	1,098	—	(710)	388
Goldman Sachs	Credit Default Swap Contracts	366	(366)	—	—	—	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	1,891	(1,891)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	589	(589)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	510	(510)	—	—	—	—

104	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund (Continued)
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Received	Net Amount (000s)
Morgan Stanley	Forward Foreign Currency Exchange Contracts	$74	$(74)	$—	$—	$—	$—
UBS	Forward Foreign Currency Exchange Contracts	8	(8)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		36,481	(12,682)	23,799	—	(21,263)	2,536

		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
Bank Of America	Credit Default Swap Contracts	$601	$(304)	$297	$—	$—	$297
Bank Of America	Forward Foreign Currency Exchange Contracts	2,031	(2,031)	—	—	—	—
Barclays Bank	Forward Foreign Currency Exchange Contracts	47	(47)	—	—	—	—
BNP Paribas	Credit Default Swap Contracts	161	—	161	—	—	161
BNP Paribas	Forward Foreign Currency Exchange Contracts	5,308	(5,308)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	40	—	40	—	—	40
Deutsche Bank	Credit Default Swap Contracts	59	—	59	—	—	59

Annual Report • June 30, 2022	105

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund (Continued)
		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)			Gross Amounts not offset in the Statements of Assets & Liabilities (000s)
Counterparty	Investment Type		Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Financial Instruments	Collateral Pledged	Net Amount (000s)
Deutsche Bank	Forward Foreign Currency Exchange Contracts	$1,554	$(1,554)	$—	$—	$—	$—
Goldman Sachs	Credit Default Swap Contracts	14,782	(366)	14,416	—	—	14,416
Goldman Sachs	Forward Foreign Currency Exchange Contracts	9,285	(1,891)	7,394	—	—	7,394
J.P. Morgan	Credit Default Swap Contracts	9,948	—	9,948	—	—	9,948
J.P. Morgan	Forward Foreign Currency Exchange Contracts	3,987	(589)	3,398	—	—	3,398
J.P. Morgan	Interest Rate Swap Contracts	38	—	38	—	—	38
Morgan Stanley	Credit Default Swap Contracts	3,176	(510)	2,666	—	—	2,666
Morgan Stanley	Forward Foreign Currency Exchange Contracts	130	(74)	56	—	—	56
UBS	Forward Foreign Currency Exchange Contracts	21	(8)	13	—	—	13
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		51,168	(12,682)	38,486	—	—	38,486

106	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds’ average monthly notional amount of derivatives during the year ended June 30, 2022 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Futures Contracts
Average Notional Balance – Long	$1,051,672	$3,559,215	$—	$8,549	$4,983	$2,995	$4,360	$4,467
Average Notional Balance – Short	(57,853)	(769,437)	(185,760)	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,666,740	—	—	—	—	—	—
Average Amounts – Sold	—	(817,587)	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	43,002	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(1,007,568)	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	—	741,653	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	—	(1,698,403)	—	—	—	—	—	—
Total Return Swaps
Average Amounts – Long	—	—	—	—	—	—	—	—
Average Amounts – Short	—	(4)	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Receives Floating Rate	—	27,481	—	—	—	—	—	—
Average Amounts – Pays Floating Rate	—	(98,262)	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to

Annual Report • June 30, 2022	107

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended June 30, 2022 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	$(37,795)
Core Plus Bond Fund	0.36	(76,665)
Municipal Bond Fund	0.36	(24,676)
Large Cap Growth Fund	0.44	(46,762)
Large Cap Value Fund	0.44	(40,740)
Tax Managed Large Cap Fund	0.44	(8)
Small/Mid Cap Growth Fund	0.64	(17,167)
Small/Mid Cap Value Fund	0.64	(18,412)
Tax Managed Small/Mid Cap Fund	0.64	(11)
International Equity Fund	0.60	(38,688)
Tax Managed International Equity Fund	0.60	(13)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company, L.P. Metropolitan West Asset Management, LLC * BlackRock Investment Management, LLC
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. BlackRock Investment Management, LLC MacKay Shields LLC
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Tax Managed Large Cap Fund	Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC Parametric Portfolio Associates, LLC T. Rowe Price Associates, Inc.
Small/Mid Cap Growth Fund

Champlain Investment Partners, LLC

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

BlackRock Investment Management, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Victory Capital Management Inc.

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Notes to Financial Statements (Continued)

Fund	Sub-advisers
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P.

Goldman Sachs Asset Management L.P.

J.P. Morgan Investment Management, Inc.

Neuberger Berman Investment Advisers, LLC

Parametric Portfolio Associates, LLC

Allspring Global Investments, LLC

International Equity Fund	Baillie Gifford Overseas Limited Mondrian Investment Partners Limited WCM Investment Management BlackRock Investment Management, LLC Pzena Investment Management, LLC Marathon Asset Management Limited
Tax Managed International Equity Fund	Parametric Portfolio Associates, LLC Pzena Investment Management, LLC T. Rowe Price Associates, Inc. Walter Scott & Partners Limited

*

Blackrock has entered into a sub-sub-advisory agreement with each of Blackrock International Limited (“BIL”), a U.K.-based affiliate of Blackrock, and Blackrock (Singapore) Limited (“BRS”), a Singapore-based affiliate of Blackrock, to facilitate the provision of advice and trading out of non-U.S. jurisdictions. BIL and BRS, each registered as an investment adviser with the SEC, organized in 1995 and 2000, respectively.

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves, except that any fees payable to BIL or BRS for their services as sub-sub-advisers to the Core Plus Bond Fund would be paid by BlackRock (and not the Adviser or the Core Plus Bond Fund).

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2023 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Tax Managed Large Cap Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
Tax Managed Small/Mid Cap Fund	0.73
International Equity Fund	0.67
Tax Managed International Equity Fund	0.67

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Notes to Financial Statements (Continued)

Any fee reductions or expense payments made by the Adviser, pursuant to the Expense Limitation Agreement are subject to reimbursement by a Fund, if requested by the Adviser, in the thirty-six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward its aggregate operating expenses, as accrued each month (taking into account the reimbursement) does not exceed the applicable Expense Cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement. During the period ended June 30, 2022, three Funds exceeded their respective Expense Caps, and there are expense reimbursements currently available for recoupment in future periods. The fees reimbursed by the Adviser during the period ended June 30, 2022 are noted in the table below:

Fund	Fees reimbursed by Adviser (000s)
Tax Managed Large Cap Fund	$(48)
Tax Managed Small/Mid Cap Fund	(48)
Tax Managed International Equity Fund	(59)

The Adviser has until June 30, 2025 to recoup these amounts.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust or a non-Edward Jones interested trustee. The Trustees who are affiliated with the Adviser or its parent company, are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

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Notes to Financial Statements (Continued)

During the year ended June 30, 2022, the aggregate value of purchases and sales cross trades with other funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Core Plus Bond Fund	$2,365	$690	$12
Large Cap Growth Fund	158,342	113,241	(23,616)
Large Cap Value Fund	101,086	93,282	10,449
Small/Mid Cap Growth Fund	63,635	59,506	(23,229)
Small/Mid Cap Value Fund	65,177	77,366	19,379
International Equity Fund	64,533	53,352	244

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2022, the Funds have yet to lend under this agreement.

8. INVESTMENT TRANSACTIONS

For the year or period ended June 30, 2022, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Tax Managed Large Cap Fund* (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund* (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund* (000s)
Purchases:
U.S. Government	$24,723,956	$83,813,012	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other	4,742,108	11,335,870	4,594,308	5,585,946	5,170,031	151,613	6,114,775	2,245,198	92,275	5,314,961	108,535
Sales:
U.S. Government	22,790,473	82,128,412	9	—	—	—	—	—	—	—	—
Other	4,875,206	8,987,973	2,229,966	3,964,459	4,302,385	—	4,945,940	2,469,531	201	3,232,219	—

*	Fund inception date was June 1, 2022.

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year or period ended June 30, 2022, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, partnership taxable income, passive foreign investment company sales adjustments, paydowns, dividend re-designations, utilization of earnings and profits distributed to shareholders on redemption of shares and differences between book and tax accretion methods for market premium.

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Notes to Financial Statements (Continued)

For the fiscal year or period ended June 30, 2022, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss) (000s)	Paid-in Capital (000s)
Core Bond Fund	$6	$(6)
Core Plus Bond Fund*	0	0
Municipal Bond Fund	—	—
Large Cap Growth Fund	3	(3)
Large Cap Value Fund	(18,000)	18,000
Tax Managed Large Cap Fund	—	—
Small/Mid Cap Growth Fund*	0	0
Small/Mid Cap Value Fund	(2,718)	2,718
Tax Managed Small/Mid Cap Fund	—	—
International Equity Fund	(5,000)	5,000
Tax Managed International Equity Fund	—	—

*	A zero balance may reflect actual amounts rounding to less than one thousand.

At June 30, 2022, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Tax Cost of Portfolio	$19,142,804	$37,243,091	$11,417,187	$12,799,061	$13,910,748	$157,742	$5,265,880	$5,235,882	$94,396	$14,486,434	$109,032

Gross Unrealized App	$27,216	$361,148	$38,112	$3,733,694	$4,003,975	$681	$786,477	$1,318,605	$520	$1,678,817	$816
Gross Unrealized Dep	(1,552,528)	(3,195,853)	(685,786)	(1,168,209)	(936,793)	(10,239)	(729,526)	(528,124)	(7,564)	(2,578,986)	(10,290)

Net Unrealized App/(Dep)	$(1,525,312)	$(2,834,705)	$(647,674)	$2,565,485	$3,067,182	$(9,558)	56,951	$790,481	$(7,044)	$(900,169)	$(9,474)

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis, the amortization of premiums and defaulted bond accrual.

As of June 30, 2022, the components of distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Accumulated Capital and Losses(1)	$(315,507)	$(1,144,088)	$(66,667)	$(112,242)	$—	$—	$(318,880)	$—	$(28)	$—	$—
Other(2)(3)	(66)	(3,443)	(16)	(3)	(2)	—	0	—	—	(12)	—
Undistributed Ordinary Income	—	38,593	—	58,946	66,018	114	3,917	20,349	44	153,311	336
Undistributed Tax Exempt Income	—	—	3,647	—	—	—	—	—	—	—	—
Undistributed Long Term Capital Gain	—	—	—	—	850,758	1	41	341,696	—	69,366	—
Unrealized Appreciation/(Depreciation)	(1,525,362)	(2,837,515)	(647,675)	2,565,311	3,066,999	(9,552)	56,951	790,480	(7,027)	(910,072)	(9,475)

Total Distributable Earnings/(Loss)	$(1,840,935)	$(3,946,453)	$(710,711)	$2,512,012	$3,983,773	$(9,437)	$(257,971)	$1,152,525	$(7,011)	$(687,407)	$(9,139)

(1)	Includes capital loss carryforwards and late year loss deferrals.
(2)	Includes straddle loss deferrals and organizational costs.
(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, and capital loss carryforwards.

At June 30, 2022, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

As of June 30, 2022, the Funds had the following net capital loss carryforwards remaining:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Short-Term	$—	$—	$42,681	$—	$—	$—	$—	$—	$28	$—	$—
Long-Term	—	—	23,986	—	—	—	—	—	—	—	—

	$—	$—	$66,667	$—	$—	$—	$—	$—	$28	$—	$—

At June 30, 2022, the Funds deferred, on a tax basis, the following post-October capital losses:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Large Cap Growth Fund (000s)	Small/Mid Cap Growth Fund (000s)
Loss deferral	$315,507	$1,144,088	$112,242	$318,880

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2022 and June 30, 2021 were as follows:

	Core Bond Fund (000s)		Core Plus Bond Fund (000s)		Municipal Bond Fund (000s)		Large Cap Growth Fund (000s)
	2022	2021	2022	2021	2022	2021	2022	2021
Distributions paid from:
Ordinary Income(1)	$414,458	$503,702	$736,321	$897,442	$1,722	$751	$709,609	$355,405
Tax Exempt Income	—	—	—	—	207,681	167,297	—	—
Long-term Capital Gains	26,564	219,932	77,883	206,681	—	—	662,343	196,527
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$441,022	$723,634	$814,204	$1,104,123	$209,403	$168,048	$1,371,952	$551,932

	Large Cap Value Fund (000s)		Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)		Small/Mid Cap Value Fund (000s)
	2022	2021	2022	2022	2021	2022	2021
Distributions paid from:
Ordinary Income(1)	$593,022	$271,568	$—	$253,410	$200,473	$327,837	$73,292
Tax Exempt Income	—	—	—	—	—	—	—
Long-term Capital Gains	696,643	—	—	712,168	424,964	409,506	—
Return of Capital	—	—	—	—	—	—	—

Total Distributions Paid	$1,289,665	$271,568	$—	$965,578	$625,437	$737,343	$73,292

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Notes to Financial Statements (Continued)

	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)		Tax Managed International Equity Fund (000s)
	2022	2022	2021	2022
Distributions paid from:
Ordinary Income(1)	$—	$676,301	$250,025	$—
Tax Exempt Income	—	—	—	—
Long-term Capital Gains	—	683,476	—	—
Return of Capital	—	—	—	—

Total Distributions Paid	$—	$1,359,777	$250,025	$—

(1)	Ordinary Income includes net short-term capital gains, if any.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectuses and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall. In addition, very low or negative interest rate~~s~~ environments may magnify interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from performance to the extent the Funds are exposed to such interest rates and/or volatility.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

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Notes to Financial Statements (Continued)

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social unrest, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

As it pertains to infectious illness, the coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and have resulted in significant uncertainty in the global economy and volatility in financial markets. Given the significant global health, market, employment and economic impacts of COVID-19 and the uncertainty of its duration, the Funds cannot reliably predict the ultimate impact of COVID-19 on financial markets or its financial results.

As it pertains to wars and regional conflicts, Russia’s large-scale invasion of Ukraine on February 24, 2022 and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed

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Notes to Financial Statements (Continued)

broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus, as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions or future escalation of such hostilities, and the extent and impact of the resulting sanctions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could have a significant impact on a Fund’s performance and the value of the Fund’s investments, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may

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Notes to Financial Statements (Continued)

increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

LIBOR Replacement Risk – The publication of the London Inter-Bank Offered Rate (“LIBOR”) on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a risk for the Funds.

Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

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Notes to Financial Statements (Continued)

12. SHAREHOLDER PROXY

At a special meeting of shareholders of the Funds held on April 19, 2022 (the “Meeting”), shareholders of the Funds approved the election of the following eleven individuals to serve on the Board of Trustees of the Funds (the “Board”); (i) John M. Tesoro, Jean E. Carter, Michelle M. Keeley, William E. Fiala and Merry L. Mosbacher, each an existing member of the Board; (ii) Heidi Stam and Craig A. Griffith, each of whom was nominated in October 2021 to join the Board as a trustee of the Funds, but had not yet been elected by the Funds’ shareholders to the Board, and (iii) Maureen Leary-Jago, Timothy Jacoby, David D. Sylvester and Lena Haas, each an existing board member of the Edward Jones Money Market Fund (“EJMMF”), a separate mutual fund sponsored by Edward Jones (together with the Funds, the “Edward Jones Fund Complex”). On the same date, shareholders of EJMMF separately approved the election of the same slate of eleven individuals to the EJMMF Board. Prior to the date of the Meeting, the Funds and EJMMF were overseen by separate boards of trustees with different individuals serving as board members. Following the Meeting and shareholder approval of the eleven individuals set forth above, the Funds and EJMMF are now overseen by a unified board comprised of a common group of members that oversees the entire Edward Jones Fund Complex. Results of the Meeting, at which the Trustees were elected by shareholders of the Funds, are available on page 140 of the report.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder International Equity Fund, and Bridge Builder Tax Managed International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the "Funds") as of June 30, 2022, the related statements of operations, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Bridge Builder Core Bond Fund (1)

Bridge Builder Core Plus Bond Fund (1)

Bridge Builder Municipal Bond Fund (1)

Bridge Builder Large Cap Growth Fund (1)

Bridge Builder Large Cap Value Fund (1)

Bridge Builder Tax Managed Large Cap Fund (2)

Bridge Builder Small/Mid Cap Growth Fund (1)

Bridge Builder Small/Mid Cap Value Fund (1)

Bridge Builder Tax Managed Small/Mid Cap Fund (2)

Bridge Builder International Equity Fund (1)

Bridge Builder Tax Managed International Equity Fund (2)

(1)

Statement of operations for the year ended June 30, 2022, statement of changes in net assets for the years ended June 30, 2022 and 2021 and the financial highlights for the years ended June 30, 2022, 2021, 2020, 2019 and 2018

(2)	Statement of operations, statement of changes in net assets and the financial highlights for the period June 1, 2022 (inception date) through June 30, 2022

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian, brokers and agent banks; when

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Report of Independent Registered Public Accounting Firm (Continued)

replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

August 29, 2022

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

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Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005).	15	Trustee, Brandes U.S. registered mutual funds (2008-2020).
Craig A. Griffith (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Sidley Austin LLP (1998-2019).	15	None.
Timothy Jacoby (Born: 1952)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Deloitte & Touche LLP (2000-2014).	15	Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018-2020); Independent Trustee, Exchange Traded Concepts Trust (17 funds) (2014-present); Exchange Listed Funds Trust (18 funds) (2014-present).
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	15	Independent Director, American Equity Life Holding Company (June 2020-2022); Independent Director, Federal Home Loan Bank of Des Moines (2015-2021).

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Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Heidi Stam (Born: 1956)	Trustee	Indefinite Term; Since April 2022	Retired; Managing Director and General Counsel, Vanguard (2005-2016).	15	Trustee, CBRE Global Real Estate Income Fund (2021-present); Vice Chair, Investor Advisory Committee, U.S. Securities and Exchange Commission (2020-2021); Committee Member, Investor Advisory Committee, U.S. Securities and Exchange Commission (2017-2021); Council Member, National Adjudicatory Council, FINRA (2017-2021).
David D. Sylvester (Born: 1950)	Trustee	Indefinite Term; Since April 2022	Retired; Portfolio Manager at Wells, Fargo & Co. (1979-2015).	15	Trustee, Minnehaha Academy (2017-present).
John M. Tesoro (Born: 1952)	Chairman (since April 2022) and Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012).	15	Independent Trustee, BBH Trust (8 funds) (2014-present); Director, Teton Advisors, Inc., registered investment adviser (2013-2021).

Non-Edward Jones Interested Trustee of the Trust (2)

Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Since April 2022	Retired; Senior Global Advisor at MFS (2004-2016).	15	None.

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Interested Trustees of the Trust (3)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(4) Overseen by Trustees	Other Directorships Held During Past Five Years
William E. Fiala (Born: 1967)	Trustee; Chairman (January 2020 – April 2022)	Indefinite Term; Since Inception	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2022); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994-2021).	15	None.
Lena Haas (Born: 1975)	Trustee	Indefinite Term; Since April 2022	Principal, Products (March 2020-present) and Principal, Banking and Trust Services (November 2017-March 2020) at Edward Jones; Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011-2017).	15	Director, Craft Alliance Center of Art and Design.
Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985).	15	None.

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Officers of the Trust

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Colleen R. Dean (Born: 1980)	President	Indefinite Term; Since June 2022	Director of Propriety
Funds Strategy and
Management at
Edward Jones (since
2022); Senior Vice
President, PIMCO,
and Assistant
Treasurer or Deputy
Treasurer for various
PIMCO-sponsored
mutual funds
(2013-2022); Vice
President, Cohen &
Steers Capital
Management
			(2006-2013).	N/A	N/A
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A
Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Vice President and Anti- Money Laundering Officer	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones (since 2013); Chief Compliance Officer and Vice President of the Trust (2015-2019).	N/A	N/A
Evan S. Posner (Born: 1979)	Secretary	Indefinite Term; Since July 2021	Associate General Counsel at Edward Jones (since 2018); Assistant Secretary of the Trust (2019-2021); Vice President, Counsel at Voya Investment Management (2012-2018).	N/A	N/A

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Ms. Leary-Jago is treated as an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that she has an immediate family member who is considered an affiliated person of an existing investment sub-adviser to one of the portfolios of the Trust. However,

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Ms. Leary-Jago is not an affiliated person of Edward D. Jones & Co., L.P. or any of its affiliates and, therefore, serves as an independent trustee of the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

(3)

Mr. Fiala, Ms. Haas and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(4)

The “Fund Complex” is comprised of each Fund offered by the Trust, three of which are not included in this Annual Report, and the Edward Jones Money Market Fund. Each Trustee also serves as a Trustee of the Edward Jones Money Market Fund.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Funds’ Statements of Additional Information include additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

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Board Considerations of Investment Advisory Agreement and Investment Sub-advisory Agreements for Tax Managed Funds (Unaudited)

Pursuant to Section 15 of the Investment Company of 1940 (the “1940 Act”), the Board of Trustees (each member, a “Trustee” and, collectively, the “Board”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the Agreements (as defined below) or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to initially approve and, after an initial two year term, to approve annually the continuance of the Agreements.

At a meeting held on February 15-16, 2022 (the “February Meeting”), the Board, including the Independent Trustees, considered and approved for an initial two-year term (i) an investment advisory agreement (the “Advisory Agreement”) between the Trust and Olive Street Investment Advisors, LLC (the “Adviser”) for Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Tax Managed Small/Mid Cap Value Fund and Bridge Builder Tax Managed International Equity Fund (collectively, the “Funds”), each a new series of the Trust, and (ii) separate investment sub-advisory agreements (collectively, the “Sub-Advisory Agreements” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each of the following subadvisers to the Funds (collectively, the “Subadvisers”):

Bridge Builder Fund	Subadviser
Bridge Builder Tax Managed Large Cap Fund	Parametric Portfolio Associates LLC Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC T. Rowe Price Associates, Inc.
Bridge Builder Tax Managed Small/Mid Cap Value Fund

Parametric Portfolio Associates LLC

AllianceBernstein L.P.

Goldman Sachs Asset Management, L.P.

J.P. Morgan Investment Management Inc.

Neuberger Berman Investment Advisers LLC

Allspring Global Investments LLC

Bridge Builder Tax Managed International Equity Fund	Parametric Portfolio Associates LLC Pzena Investment Management, LLC T. Rowe Price Associates, Inc. Walter Scott & Partners Limited

Parametric Portfolio Associates LLC (“Parametric”) serves as the tax overlay manager and as the direct indexing manager for each Fund. Each Subadviser other than Parametric is referred to herein as a “Model Provider.”

In advance of the February Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the Agreements. The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Subadvisers; (ii) the Adviser’s and the Subadvisers’ personnel, including portfolio managers; (iii) the Adviser’s and the Subadvisers’ operations and financial health; (iv) each Subadviser’s investment philosophy and investment process; (v) the advisory fees proposed to be payable to the Adviser by each Fund, and each Fund’s anticipated overall fees and operating expenses, in each case compared with those of a category and a peer group of mutual funds; (vi) the sub-advisory fees proposed to be payable to each Subadviser by the Adviser; (vii) the Adviser’s and the Subadvisers’ compliance policies and procedures; (viii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; (ix) composite or other investment performance information for accounts and funds managed by each Model Provider with investment strategies similar to the portion of the Fund proposed to be managed by such Model Provider; (x) composite performance information, including pre-tax and post-tax returns, for other accounts and funds for which Parametric serves as direct indexing manager and tax overlay manager (xi) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds.

At the February Meeting and the Board’s meetings on January 31, 2022, December 13, 2021 and December 9, 2021, representatives of the Adviser and the Subadvisers made presentations, provided materials and responded

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to questions regarding services, fees and other aspects of the Agreements. Throughout the evaluation process, the Board received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of the proposed advisory and sub-advisory arrangements. The Independent Trustees met in executive session on several occasions to discuss the materials presented and other matters deemed relevant to their consideration of the Agreements.

In considering and approving the Agreements, the Board considered information and factors that they deemed relevant, including but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board. The Board considered not only the specific information presented to the Board in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with the Adviser and certain of the Subadvisers in connection with the Board’s oversight of existing series of the Trust. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The Nature, Extent and Quality of the Services Proposed to be Provided by the Adviser and the Subadvisers. The Board considered the nature, extent and quality of the services proposed to be provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. The Board reviewed the advisory services to be provided by the Adviser, including designing the Funds and identifying, analyzing and recommending the engagement of the Subadvisers. The Board also reviewed the portfolio management services to be provided by Parametric and each Model Provider, as well as the background and experience of Parametric’s and the Model Providers’ portfolio management personnel.

The Board considered that the services proposed to be provided by each Model Provider would include providing a model portfolio to Parametric that represents the Model Provider’s recommendation as to the securities to be purchased, sold, or retained by a Fund and monitoring and updating such model portfolio on an on-going basis. The Board considered the investment research capabilities and investment philosophy and processes to be used by the Model Provider in constructing, maintaining and updating their model portfolios.

The Board considered Parametric’s proposed role as tax overlay manager with respect to each Fund’s portfolio. The Board considered that, in this capacity, Parametric would be responsible for constructing a portfolio that represents the aggregation of the model portfolios of the Subadvisers, including with respect to the direct indexing portion of a Fund, and implementing the investment recommendations of the Subadvisers for the Fund’s portfolio based on the aggregated model portfolio. The Board considered Parametric’s limited authority to vary from the model portfolios of the Subadvisers, primarily for the purpose of efficient tax management of a Fund’s securities transactions. The Board considered Parametric’s experience with respect to portfolio implementation and the practices, techniques and systems and tools proposed to be used by Parametric in delivering these services. The Board also considered Parametric’s proposed role as direct indexing manager for each Fund, pursuant to which Parametric would manage an allocated portion of the Fund in a manner designed to provide exposure to a designated index.

The Board reviewed the resources of the Adviser, Parametric and the Model Providers, and the terms of the Agreements, including the Adviser’s obligation to supervise and monitor the performance of the Subadvisers and to determine the weighting of Fund assets allocated to each Model Provider and to Parametric in its capacity as direct indexing manager. In this regard, the Board considered that the Adviser’s on-going oversight and due diligence of the Subadvisers would include continuous analysis of, and regular discussions with each Subadviser about, the Subadviser’s investment results and the performance of the Subadviser’s obligations under its Sub-Advisory Agreement, and periodic on-site or virtual and other meetings with the Subadvisers. The Board also considered other services proposed to be provided to the Funds by the Adviser, such as supervising and coordinating with the Funds’ other service providers, monitoring Fund- and model portfolio-level adherence to investment guidelines and

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restrictions, monitoring Fund- and model portfolio-level compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, monitoring the Subadvisers’ approaches to risk management and monitoring Parametric’s process for selecting broker-dealers to execute portfolio transactions and other trading operations. The Board also considered the Adviser’s assumption of business, entrepreneurial and other risks by sponsoring and managing the Funds.

The Board considered the special attributes of the Fund’s proposed centralized portfolio management structure that would use Parametric as a tax overlay manager and the benefits that are expected to be realized from such a structure. The Board also considered the resources proposed to be committed by the Adviser and its affiliates to support the on-going operations of the Funds’ portfolio management structure, including the model portfolio delivery process.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser, Parametric and the Model Providers are capable of providing services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed a report on the advisory fees proposed to be payable by each Fund to the Adviser, as well as the sub-advisory fees proposed to be payable by the Fund to each Subadviser. The Board also reviewed reports prepared by Broadridge Financial Solutions, an independent provider of mutual fund industry data, comparing each Fund’s proposed advisory fees and anticipated gross and net expense ratios to those paid by an independently-selected category and peer group of mutual funds. The Board noted that each of the Funds’ anticipated gross and net expense ratios were below their respective category and peer group medians. The Board also noted that each Fund’s proposed advisory fee was below its respective category and peer group medians.

The Board also reviewed comparative fee information provided by the Subadvisers, including information (i) from each Model Provider regarding the fees charged to other accounts and funds, if any, managed by the Model Provider that have investment objectives and investment strategies similar those that the Model Provider proposes to utilize for a portion of a Fund and (ii) from Parametric regarding fees charged to other accounts and funds, for which Parametric serves as direct indexing manager and tax overlay manager. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other accounts and funds managed by each Subadviser and the portion of each Fund’s assets anticipated to be managed by the Subadviser.

The Board considered that the Adviser would contractually agree to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to the Subadvisers. The Board noted that the Adviser would not have the unilateral ability to terminate this waiver arrangement until October 28, 2023 at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed advisory and sub-advisory fees payable under the Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Adviser and the Subadvisers.

3. Investment Performance. Because the Funds are new and had not commenced operations, the Funds did not yet have investment performance records. However, the Board received and considered information about the investment performance of the Subadvisers, including, for purposes of considering the investment skill and experience of the Subadvisers, composite or other performance data showing (i) the Model Providers’ capabilities in managing other accounts and funds with investment strategies similar to the portion of the Fund proposed to be managed by the Model Provider and (ii) Parametric’s capabilities in providing direct indexing and tax overlay management services to other accounts and funds. The Board also considered the Adviser’s work in developing a

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framework in which to evaluate and monitor the performance of the Model Providers and Parametric with respect to their management of the Funds’ portfolios.

Based on these considerations, the Board concluded that it was satisfied that the Adviser, Parametric and the Model Providers have the capability of providing satisfactory investment performance for the Funds.

4. Profitability and Economies of Scale. The Board considered that, because the Adviser would contractually agree to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to the Subadvisers, the Adviser would not profit from providing advisory services to the Funds. In addition, the Board did not consider profitability of the Subadvisers to be a material factor in its determination, given that the Subadvisers are not affiliated with the Adviser and, therefore, the sub-advisory fees are the result of arm’s length negotiations. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered whether each Fund’s fee structure is designed to share economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that many of the Subadvisers have agreed to contractual breakpoints in their fee schedules, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board noted that Fund shares would be available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fees that Edward Jones would expect to receive from participants in Edward Jones Advisory Solutions® in connection with their investments in the Funds as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationships with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously voted to approve each Agreement for an initial two-year term.

Annual Report • June 30, 2022	129

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At a meeting held on May 17-18, 2022 via videoconference (the “May Renewal Meeting”) in reliance on and in compliance with the conditions of an SEC order granting relief from the in-person meeting requirement, the Trustees, including the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement or investment sub-sub-advisory agreement, as applicable (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”), with each of the following Fund subadvisers or sub-subadvisers whose Sub-advisory Agreements were subject to renewal at the May Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser or sub-subadviser (each, a “Subadviser” and collectively, the “Subadvisers”):

Bridge Builder Fund	Sub-Advisers and Sub-Sub-Advisers
Core Bond Fund	Robert W. Baird & Co. Inc. (“Baird”) J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) Loomis, Sayles & Company, L.P. (“Loomis”) PGIM, Inc. (“PGIM”)
Core Plus Bond Fund

Pacific Investment Management Company LLC (“PIMCO”)

Loomis

Metropolitan West Asset Management, LLC (“MetWest”)

BlackRock Investment Management, LLC* (“BIM”)

BlackRock International Limited (UK) (Sub-sub-adviser)*

BlackRock (Singapore) Limited (Sub-sub-adviser)*

Municipal Bond Fund	Fidelity Institutional Asset Management LLC (“FIAM”) T. Rowe Price Associates, Inc. (“T. Rowe Price”) MacKay Shields LLC (“MacKay Shields”) BIM
Large Cap Growth Fund	Lazard Asset Management, LLC (“Lazard”) Sustainable Growth Advisers, LP (“SGA”) Jennison Associates LLC (“Jennison”) BIM
Large Cap Value Fund

Artisan Partners Limited Partnership (“Artisan Partners”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

Wellington Management Company, LLP (“Wellington”)

BIM

T. Rowe Price

LSV Asset Management (“LSV”)

Small/Mid Cap Growth Fund

Eagle Asset Management, Inc. (“Eagle”)

Champlain Investment Partners, LLC (“Champlain”)

Artisan Partners

BIM

Stephens Investment Management Group, LLC (“Stephens”)

Driehaus Capital Management LLC** (“Driehaus”)

Victory Capital Management, Inc.** (“Victory”)

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

Bridge Builder Fund	Sub-Advisers and Sub-Sub-Advisers
Small/Mid Cap Value Fund

Vaughan Nelson (“Vaughan Nelson”)

Boston Partners Global Investors, Inc. (“Boston Partners”)

Silvercrest Asset Management Group LLC (“Silvercrest”)

BIM

LSV

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

MFS Investment Management (“MFS”)

American Century Investment Management, Inc.** (“American Century”)

International Equity Fund

Baillie Gifford Overseas Limited (“Baillie Gifford”)

BIM

Pzena Investment Management, LLC (“Pzena”)

Mondrian Investment Partners Limited (“Mondrian”)

WCM Investment Management (“WCM”)

Marathon Asset Management Limited** (“Marathon”)

*

BlackRock International Limited (UK) (“BIL”) and BlackRock (Singapore) Limited (“BSL”) each serve as investment sub-sub-advisers of the Core Plus Bond Fund pursuant to Investment Sub-sub-advisory Agreements between BlackRock Investment Management LLC (“BIM” and, together with BIL and BSL, “BlackRock”) and BIL and BSL, respectively.

**	Denotes a Sub-advisory Agreement that was not subject to renewal at the May Renewal Meeting.

In connection with the annual review process and in advance of the May Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the management fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, including in comparison to those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance policies and procedures; (viii) the Adviser’s and the Subadvisers’ financial health; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting held via videoconference on May 5, 2022 and at the May Renewal Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations and responded to questions regarding services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Funds, the services provided to the Funds by the Adviser and the Subadvisers, and compliance, risk and operational matters related to the Trust, the Funds, the Adviser, and the Subadvisers. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose.

Throughout the evaluation process, including at the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of advisory arrangements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel in executive session on several occasions, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadvisers, to discuss the Agreements and other materials presented and the services provided by the Adviser and the Subadvisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the

Annual Report • June 30, 2022	131

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the May Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services provided by the Adviser and the Subadvisers. The Trustees considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadvisers, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Funds. The Board also evaluated the Adviser’s ongoing oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, the investment strategies and performance of the portion of a Fund’s assets allocated to a particular Subadviser, and periodic on-site or virtual and other meetings with the Subadvisers. The Board further considered the Adviser’s processes relating to Subadviser selection, monitoring, termination and allocation adjustments and the impact of the Adviser’s services on each Fund’s investment performance. The Board also took into account the Adviser’s oversight of the Funds’ operations and the Funds’ other service providers.

The Board considered the Adviser’s and each Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board noted key personnel additions to and departures from the Adviser and certain Subadvisers. The Board considered the Adviser’s and each Subadviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Adviser and the Subadvisers. With respect to the Subadvisers, the Board considered each Subadviser’s investment process, investment research capabilities and resources, trade execution capabilities, experience and reputation. The Board also noted the compliance programs and compliance experience of the Adviser and the Subadvisers. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical tools the Adviser employs to help mitigate the Funds’ risks.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s management fees and gross and net expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected category and peer group of mutual funds. The Board noted that each of the Funds’ gross and net expenses were below their respective peer group medians. The Board also noted that, except for the Core Plus Bond Fund, each Fund’s management fee was equal to or below its respective peer group median. The Board noted that the management fee before waivers for the Core Plus Bond Fund was higher than the peer group median, but the Fund’s net management fee was lower than its peer group median. The Board received a description of the methodology used by Broadridge to select the mutual funds in each Fund’s peer group. While the Board recognized that comparisons between a Fund and its peer group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Funds’ management fees and total expenses.

The Board observed that the Adviser advised that it has no other clients with investments strategies similar to those of the Funds for purposes of comparison. The Board reviewed the information provided by certain of the Subadvisers regarding fees charged to other clients with investment strategies similar to those of the portion of the Fund’s

132	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

assets allocated to the particular Subadviser, including similarly managed accounts, if any. To the extent provided, the Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the portion of the Fund’s assets allocated to the particular Subadviser. The Board noted that the Adviser has contractually agreed to waive its management fees to the extent fees payable to the Adviser exceed the sub-advisory fees paid to a Subadviser for management of its allocated portion of a Fund or Funds. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2023.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. The Funds’ Investment Performance Record. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge. For purposes of the Fund-by-Fund discussion below, each performance time period for the performance of the Funds and Subadvisers ended as of February 28, 2022, and the performance of each Fund and its Subadvisers relative to the “benchmark index” refers to the Fund’s benchmark index as identified by Broadridge.

The Board reviewed the performance of the Core Bond Fund. The Board observed that the Core Bond Fund outperformed its peer group median and benchmark index for the one-, three- and five-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Bond Fund. In so doing, the Board observed that: (i) J.P. Morgan, Loomis, and PGIM each outperformed the benchmark index for the one-, three- and five-year periods; and (ii) Baird outperformed the benchmark index for the three- and five-year periods and performed within 8 basis points of the benchmark index for the one-year period.

The Board reviewed the performance of the Core Plus Bond Fund. The Board observed that the Core Plus Bond Fund outperformed its peer group median and benchmark index for the one-, three- and five-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Plus Bond Fund. In doing so, the Board observed that: (i) Loomis and MetWest each outperformed the benchmark index for the one-, three- and five-year periods; (ii) PIMCO outperformed the benchmark index for the one- and three-year periods, but PIMCO’s performance information for the five-year period was unavailable as PIMCO had not been managing its sleeve of the Fund for five years; and (iii) BlackRock’s performance information for the one-, three- and five-year periods was unavailable as BlackRock began managing its sleeve of the Fund in October 2021.

The Board reviewed the performance of the Municipal Bond Fund. The Board observed that the Municipal Bond Fund outperformed its peer group median and its benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Municipal Bond Fund, the Board observed that: (i) BIM outperformed the benchmark index for the one-year and three-year periods, and BIM’s performance information for the five-year period was unavailable as BIM had begun managing its sleeve of the Fund in September 2018; (ii) FIAM outperformed the benchmark index for the one-, three- and five-year periods; (iii) T. Rowe Price outperformed the benchmark index for the one-, three- and five-year periods; and (iv) MacKay Shields outperformed the benchmark index for the one-year period, and MacKay Shields’ performance information for the three- and five-year periods was unavailable as MacKay Shields began managing its sleeve of the Fund in January 2021.

In reviewing the investment performance of the Large Cap Growth Fund, the Board observed that the Fund outperformed its peer group median for the one- and three-year periods and underperformed its peer group median for the five-year period. The Board noted that the Large Cap Growth Fund underperformed its benchmark index for

Annual Report • June 30, 2022	133

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Growth Fund, the Board noted that: (i) Jennison outperformed the benchmark index for the five-year period, and underperformed the benchmark index for the one- and three-year periods; (ii) SGA underperformed the benchmark index for the one, three- and five-year periods; (iii) BIM outperformed the benchmark index for the one- and three-year periods, and performed within 2 basis points of the benchmark index for the five-year period; and (iv) Lazard outperformed the benchmark index for the one--year period and underperformed the benchmark for the three- and five-year periods.

The Board considered the performance of the Large Cap Value Fund. The Board noted that the Large Cap Value Fund outperformed its peer group median and its benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Value Fund, the Board noted that: (i) Artisan Partners, Wellington and Barrow Hanley each outperformed the benchmark index for the one-, three- and five-year periods; (ii) BIM outperformed the benchmark index for the one-year periods, and performed within 2 basis points of the benchmark index for the three- and five-year period; and (iii) LSV and T. Rowe Price each outperformed the benchmark index for the one-year period, and neither Subadviser’s performance information for the three- and five-year periods was available as each Subadviser began managing its sleeve of the Fund in May 2020.

In reviewing the investment performance of the Small/Mid Cap Growth Fund, the Board observed that the Fund outperformed its peer group median for the one- and five-year periods, but it underperformed its peer group median for the three-year period. The Board noted that the Small/Mid Cap Growth Fund outperformed its benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Growth Fund, the Board observed that: (i) Stephens and Champlain each outperformed the benchmark index for the one-, three- and five-year periods; (ii) Eagle outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five-year period; (iii) one BIM sleeve of the Fund underperformed the benchmark index for the one-, three- and five-year periods, while the other BIM sleeve of the Fund outperformed the benchmark index for the three- and five-year periods and underperformed the benchmark index in for the one-year period; (iv) Artisan underperformed the benchmark for the one-year period, and Artisan’s performance information for the three- and five-year periods was unavailable as Artisan began managing its sleeve of the Fund in June 2020. The Board also observed that neither Victory nor Driehaus had been managing its respective sleeve of the Fund for an entire one-year period.

The Board reviewed the performance of the Small/Mid Cap Value Fund, observing that it outperformed its peer group median for the one- and three-year periods, and equaled the performance of its peer group median for the five-year period. The Board noted that the Small/Mid Cap Value Fund outperformed its benchmark index for the one-, three- and five-year periods. The Board reviewed the performance of each Subadviser as well, noting that: (i) Boston Partners and Vaughn Nelson each outperformed the benchmark index for the one-, three- and five-year periods; (ii) Silver Crest underperformed its benchmark index for the one- three- and five-year periods; (iii) one BIM sleeve of the Fund underperformed the benchmark index for the one-, three- and five-year periods, while the other BIM sleeve of the Fund outperformed the benchmark index for the one-, three- and five-year periods; (iv) MFS outperformed the benchmark index for the one- and three-year periods and MFS’s performance information for the five-year period was unavailable as MFS began managing its sleeve of the Fund in January 2019; (v) Diamond Hill outperformed the benchmark index for the one- and three-year periods, and Diamond Hill’s performance information for the five-year period was unavailable as Diamond Hill began managing its sleeve of the Fund in January 2019; and (vi) LSV outperformed the benchmark index for the one-year period and underperformed the benchmark for the three- and five-year periods. The Board also observed that American Century had not been managing its sleeve of the Fund for an entire one-year period.

The Board considered the performance of the International Equity Fund. The Board observed that the International Equity Fund underperformed its peer group median and benchmark index for the one-year period, but it outperformed its peer group median and its benchmark index for the three- and five-year periods. In reviewing the performance of

134	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

each Subadviser of the International Equity Fund, the Board noted that: (i) Baillie Gifford and WCM each underperformed the benchmark index for the one-year period, but outperformed the benchmark index for the three- and five-year periods; and (ii) Pzena, Mondrian and each of BIM’s sleeves outperformed the benchmark index for the one-year period, but underperformed the benchmark for the three- and five-year periods. The Board also observed that Marathon had not been managing its sleeve of the Fund for an entire one-year period.

Taking into account the performance information above and other performance information deemed relevant by the Board, including steps that the Adviser and Subadvisers had taken, or had agreed to take, to address underperformance, the Board concluded that the investment performance generated by each Subadviser was generally satisfactory, or that any steps taken, or agreed to be taken, by the Adviser and Subadvisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the sub-advisory fees to be paid to a Subadviser for management of its allocated portion of a Fund or Funds. Therefore, the Board considered that the Adviser does not profit or receive any differential compensation from allocating assets in any particular manner among the Subadvisers. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor in their determination, given that the Subadvisers are not affiliated with the Adviser and, therefore, the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about the extent to which economies of scale may be realized as the Funds’ assets grow and whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadvisers from their relationships with the Funds. The Board noted that Fund shares are available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fee rates charged by Edward Jones to participants in Edward Jones Advisory Solutions® in connection with their investments in the Funds as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds. The Board also noted that certain Subadvisers use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to such Subadvisers to the extent they use the research generated from such trading activities across their client base.

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

Annual Report • June 30, 2022	135

Bridge Builder Mutual Funds

Liquidity Risk Management Program (Unaudited)

As required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended, each of the Bridge Builder mutual funds (the “Funds”) has adopted and implemented a written liquidity risk management program (“LRMP”) including policies and procedures reasonably designed to assess and manage the risk that a Fund may not be able to meet shareholder redemption requests without significantly diluting the interest of shareholders remaining in the Fund.

The Bridge Builder Board of Trustees (the “Board”) designated the Fund’s Investment Adviser, Olive Street Investment Advisers, LLC (the “Adviser”), as the LRMP Administrator (the “Administrator”) for the Funds. The Administrator established a committee made up of representatives from relevant departments within the Adviser and its affiliates (the “Liquidity Committee”) to assist in the implementation and day-to-day administration of the LRMP, and to carry out its liquidity risk management responsibilities.

During the period December 1, 2020 through November 30, 2021 (the “Period”), as required by the LRMP, each Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investment. The Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s LRMP. During the Period, the Funds primarily held assets that are classified as highly liquid investments and thus were not required to establish highly liquid investment minimums. During the Period, no Fund held more than 15% of its net assets in illiquid investments that are assets.

During the Period, the Liquidity Committee met monthly or more frequently, as necessary or appropriate in response to relevant market, trading or investment-specific considerations, to, among other things, review and determine liquidity classifications for portfolio investments and monitor the Funds’ liquidity risk. The Liquidity Committee also evaluated the potential influence of market volatility associated with rising inflation and the COVID-19 pandemic on the Funds’ liquidity classifications, their status as primarily highly liquid funds and each Fund’s ongoing ability to meet shareholder redemption requests without significant dilution of the Fund’s remaining investors.

As required by the LRMP, the Administrator assessed, managed and reviewed each Fund’s liquidity risk (the “Review”) for the Period. As part of this Review, the Administrator considered each Fund’s investment strategy; the liquidity of its investments; long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and its holdings of cash and cash equivalents, borrowing arrangements and other funding sources, as set forth in more detail below.

A. A Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: The Liquidity Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure. During the Period, none of the Funds changed their strategy, allowed concentrated investments, or relied extensively upon borrowing or derivatives.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: The Liquidity Committee reviewed historical shareholder activity. The Liquidity Committee also considered each Fund’s shareholder ownership, and the degree of confidence associated with a Fund’s short-term and long-term cash flow projections.

Further, the Liquidity Committee considered that each Fund may, under highly unusual circumstances, pay all or part of redemption proceeds in securities with a market value equal to the redemption price (redemption in kind) in order to protect the Fund’s remaining shareholders.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Liquidity Committee considered the average and lowest daily cash holdings of each Fund measured against the highest net redemptions during the Period. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending, as applicable.

136	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Liquidity Risk Management Program (Unaudited) (Continued)

The Administrator reflected the results of its Review in a written report to the Board, which addressed the operation, adequacy and effectiveness of the implementation of the LRMP and described any material changes made to the LRMP (the “Report”). At its meeting on May 18, 2022, the Board received the Report covering the Period. The Report concluded that each Fund’s LRMP is operating as intended and is effective in implementing the requirements of the Liquidity Rule. The Report further concluded that, during the Period, the Funds remained primarily highly liquid and each Fund did not encounter significant challenges meeting shareholder redemption requests without diluting the interests of its remaining shareholders.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Annual Report • June 30, 2022	137

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2022, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Core Bond Fund	— %	— %
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Large Cap Growth Fund	32.10	33.09
Large Cap Value Fund	74.59	66.01
Tax Managed Large Cap Fund	—	—
Small/Mid Cap Growth Fund	11.24	11.07
Small/Mid Cap Value Fund	83.51	100.00
Tax Managed Small/Mid Cap Fund	—	—
International Equity Fund	84.60	0.20
Tax Managed International Equity Fund	—	—

138	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2022, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) and qualify as interest related dividends under Internal Revenue Code Section 871(k)(2)(c), respectively.

% of Ordinary Income Distribution
Fund	Short Term Capital Gain Distribution
Core Bond Fund	— %
Core Plus Bond Fund	—
Municipal Bond Fund	—
Large Cap Growth Fund	—
Large Cap Value Fund	13.94
Tax Managed Large Cap Fund	—
Small/Mid Cap Growth Fund	95.85
Small/Mid Cap Value Fund	16.28
Tax Managed Small/Mid Cap Fund	—
International Equity Fund	—
Tax Managed International Equity Fund	—

For the fiscal year or period ended June 30, 2022, the International Equity Fund earned foreign source income of $392,296,035 which amounts to $0.31 per share, and paid foreign taxes of $28,760,789 which amounts to $0.02 per share, which it intends to pass through to its shareholders pursuant Section 853 of the Internal Revenue Code.

For the fiscal year or period ended June 30, 2022, the Tax Managed International Equity Fund earned foreign source income of $125,962 which amounts to $0.00 per share, and paid foreign taxes of $8,757 which amounts to $0.00 per share, which it intends to pass through to its shareholders pursuant Section 853 of the Internal Revenue Code.

As of June 30, 2022, the following Funds are designating amounts as long-term capital gain distributions under Section 852(b)(3) as follows:

Fund	Long-Term Capital Gain Distributions (000)
Core Bond Fund	26,564
Core Plus Bond Fund	77,883
Municipal Bond Fund	—
Large Cap Growth Fund	662,343
Large Cap Value Fund	714,642
Tax Managed Large Cap Fund	—
Small/Mid Cap Growth Fund	712,168
Small/Mid Cap Value Fund	412,506
Tax Managed Small/Mid Cap Fund	—
International Equity Fund	688,476
Tax Managed International Equity Fund	—

Annual Report • June 30, 2022	139

Bridge Builder Mutual Funds

Shareholder Proxy (Unaudited)

At a special meeting of shareholders held on April 19, 2022, shareholders approved the election of the below-listed persons to serve as Trustees of the Fund. The results of the voting were as follows:

Vote on Trustees	Shares Voted		% Shares Voted	% of Total Outstanding Shares
John M. Tesoro	For Withheld	10,186,837,762.622 46,867.580	100.000% 0.000%	99.999% 0.000%
Jean E. Carter	For Withheld	10,186,845,620.947 39,009.255	100.000% 0.000%	99.999% 0.000%
Michelle M. Keeley	For Withheld	10,186,844,111.337 40,518.865	100.000% 0.000%	99.999% 0.000%
David D. Sylvester	For Withheld	10,186,845,553.752 42,076.450	100.000% 0.000%	99.999% 0.000%
Timothy Jacoby	For Withheld	10,186,842,003.705 42,626.497	100.000% 0.000%	99.999% 0.000%
Craig A. Griffith	For Withheld	10,186,842,440.196 42,190.006	100.000% 0.000%	99.999% 0.000%
Heidi Stam	For Withheld	10,186,849,415.503 35,214.699	100.000% 0.000%	99.999% 0.000%
Maureen Leary-Jago	For Withheld	10,004,068,439.984 186,816,190.218	98.206% 1.794%	98.205% 1.794%
Lena Haas	For Withheld	10,186,849,415.503 35,214.699	100.000% 0.000%	99.999% 0.000%
Merry L. Mosbacher	For Withheld	10,186,847,776.417 36,853.785	100.000% 0.000%	99.999% 0.000%
William E. Fiala	For Withheld	10,004,057,088.915 185,827,541.287	98.206% 1.794%	98.205% 1.794%

140	Annual Report • June 30, 2022

Bridge Builder Mutual Funds

Privacy Notice (Unaudited)

June 2022

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Income and risk tolerance
	* Transaction history	* Assets and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P. and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of Bridge Builder, unless permitted by law. We also limit sharing among Bridge Builder and our affiliate companies to the extent required by California law.
Nevada residents

We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101;

phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Vermont residents

As a resident of Vermont, we will automatically limit sharing of your information outside of the Edward Jones corporate family, unless otherwise permitted by law. We may share information with your consent to service your accounts or under joint marketing agreements.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Annual Report • June 30, 2022	141

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

Bridge Builder Mutual Funds Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality. Visit www.bridgebuildermutualfunds.com for more information. Enroll in e-delivery Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll. This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed December 16, 2015.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Timothy Jacoby, a member of the Board’s Audit Committee, is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2022	FYE 6/30/2021
Audit Fees	$776,950	$624,321
Audit-Related Fees	$0	$0
Tax Fees	$90,229	$64,786
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2022	FYE 6/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2022	FYE 6/30/2021
Registrant	$90,229	$64,786
Registrant’s Investment Adviser	$0	$0

The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

FYE 2021
Non-Audit Related Fees	$1,210,245
Tax Fees	$476,390
All Other Fees	$41,293

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

BONDS & NOTES – 98.63%
Asset-Backed Obligations – 11.23%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(2)	$1,614	$1,519
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(1)(2)	5,908	5,514
ABFC 2006-OPT1 Trust
1.92% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 09/25/2036, Series 2006-OPT1, Class A3C2(3)	1,440	1,423
Academic Loan Funding Trust 2013-1
2.42% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(1)(3)	557	543
ACC Trust 2021-1
1.43%, 07/22/2024, Series 2021-1, Class B(1)	4,350	4,313
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	5,000	4,813
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	3,546	3,242
Allegro CLO VII Ltd.
2.14% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(3)	12,000	11,720
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024, Series 2019-4, Class A3	1,528	1,526
1.92%, 01/15/2025, Series 2019-4, Class A4	1,987	1,965
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(1)	3,665	3,601
American Credit Acceptance Receivables Trust 2021-2
0.37%, 10/15/2024, Series 2021-2, Class A(1)	447	447
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(1)	3,579	3,556
4.29%, 10/17/2036, Series 2014-SFR2, Class B(1)	300	300
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	1,000	1,017
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(1)	600	597
6.42%, 12/17/2036, Series 2014-SFR3, Class E(1)	1,000	1,023
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,951	1,910
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,942
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,704	1,675
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025, Series 2019-1, Class B	399	399
3.36%, 02/18/2025, Series 2019-1, Class C	3,500	3,490
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	6,100	6,044
AmeriCredit Automobile Receivables Trust 2020-2
0.66%, 12/18/2024, Series 2020-2, Class A3	1,957	1,945
0.97%, 02/18/2026, Series 2020-2, Class B	1,443	1,412
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	6,331	6,226
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,264
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	3,069	2,945
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,665
AmeriCredit Automobile Receivables Trust 2022-2
4.81%, 04/18/2028, Series 2022-2, Class B	8,202	8,310
Amortizing Residential Collateral Trust 2002-BC5
2.66% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(3)	801	788
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)	2,471	2,335
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	7,065
AMSR 2020-SFR4 Trust
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	8,253
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)(4)	3,950	3,326
Anchorage Capital CLO 2013-1 Ltd.
2.27% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(1)(3)	2,500	2,470
Anchorage Capital CLO 8 Ltd.
2.42% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(3)	15,500	14,909
Apres Static CLO Ltd.
2.11% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(1)(3)	2,472	2,454
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
2.30% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(3)	1,607	1,582
Atlas Senior Loan Fund III Ltd.
2.27% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(1)(3)	2,472	2,446
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(1)	12,900	11,533

1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	12,836
2.33%, 08/20/2026, Series 2020-1A, Class A(1)	6,100	5,799
2.36%, 03/20/2026, Series 2019-3A, Class A(1)	12,000	11,434
3.70%, 09/20/2024, Series 2018-1A, Class A(1)	6,200	6,191
3.83%, 08/21/2028, Series 2022-1A, Class A(1)	17,300	16,897
4.00%, 03/20/2025, Series 2018-2A, Class A(1)	5,800	5,797
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665	3,512
Balboa Bay Loan Funding 2020-1 Ltd.
2.18% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(3)	16,750	16,384
Barings Loan Partners CLO Ltd. 2
0.00% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(3)(5)	22,150	21,633
Battalion CLO X Ltd.
2.35% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(3)	2,000	1,934
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(2)	119	103
Bear Stearns Asset Backed Securities Trust 2003-2
3.12% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(3)	1,736	1,675
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009	2,877
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(1)	5,882	5,396
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	4,149	3,752
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)	11,437	11,221
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(1)	4,768	4,761
Capital One Multi-Asset Execution Trust
1.39%, 07/15/2030, Series 2021-A2, Class A2	3,700	3,230
1.72%, 08/15/2024, Series 2019-A2, Class A2	2,808	2,808
2.80%, 03/15/2027, Series 2022-A1, Class A1	2,602	2,556
3.49%, 05/15/2027, Series 2022-A2, Class A	7,487	7,492
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024, Series 2019-2, Class A3	920	917
Capital One Prime Auto Receivables Trust 2021-1
0.77%, 09/15/2026, Series 2021-1, Class A3	5,901	5,575
Carlyle US CLO 2021-11 Ltd.
1.35% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(3)	30,000	29,272
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024, Series 2019-1, Class A4	1,614	1,615
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901	2,783
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	3,816	3,720
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,788
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	3,862
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	5,500	5,283
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,094
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	4,535	4,345
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,608
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	6,679	6,388
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	3,894
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,859
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024, Series 2019-1A, Class C(1)	1,972	1,973
CarNow Auto Receivables Trust 2021-2
1.30%, 01/15/2026, Series 2021-2A, Class B(1)	2,500	2,440
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(1)	11,005	10,914
Carvana Auto Receivables Trust 2021-N2
0.75%, 03/10/2028, Series 2021-N2, Class B	1,105	1,066
Carvana Auto Receivables Trust 2021-P3
0.70%, 11/10/2026, Series 2021-P3, Class A3	3,456	3,275
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,732
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)	11,000	10,830
Chase Funding Trust Series 2003-4
4.92%, 05/25/2033, Series 2003-4, Class 1A5(2)	74	73
Chase Funding Trust Series 2003-6
4.89%, 11/25/2034, Series 2003-6, Class 1A5(2)	93	90
4.89%, 11/25/2034, Series 2003-6, Class 1A7(2)	158	153
CIFC Funding 2018-II Ltd.
2.10% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(1)(3)	11,800	11,552
CIFC Funding 2021-V Ltd.
2.18% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2034, Series 2021-5A, Class A(1)(3)	10,000	9,648
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(1)	6,200	6,040

Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(1)	2,713	2,601
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(1)	2,182	2,131
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(1)	618	607
Consumer Receivables Asset Investment Trust 2021-1
4.52% (3 Month LIBOR USD + 3.00%, 3.00% Floor), 03/24/2023, Series 2021-1, Class A1X(1)(3)	5,643	5,599
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(1)	4,000	3,773
COOF Securitization Trust 2014-1 Ltd.
2.79%, 06/25/2040, Series 2014-1, Class A(1)(4)	457	38
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(1)	4,860	4,735
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	3,505	3,374
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	2,010
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	5,110
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	5,135
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(2)	8	8
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025, Series 2021-B, Class A(1)	1,229	1,225
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029, Series 2020-1A, Class B(1)	6,680	6,562
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(1)	2,850	2,807
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	3,500	3,377
Credit Acceptance Auto Loan Trust 2021-4
1.26%, 10/15/2030, Series 2021-4, Class A(1)	2,488	2,345
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(1)	1,500	1,413
CWABS Asset-Backed Certificates Trust 2005-10
4.12%, 02/25/2036, Series 2005-10, Class AF6(4)	7	7
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	8	8
CWABS Asset-Backed Certificates Trust 2006-10
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	16	16
CWABS, Inc. Asset-Backed Certificates Series 2004-1
2.18% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(3)	1	1
2.37% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(3)	6	6
2.45% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(3)	5	5
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
2.40% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(3)	307	289
2.52% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(3)	9	9
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,562
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	932	882
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031, Series 2018-1, Class A(1)	1,146	1,144
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(1)	2,517	2,464
Discover Card Execution Note Trust
1.03%, 09/15/2028, Series 2021-A2, Class A2	4,668	4,156
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	1,857	1,860
Drive Auto Receivables Trust 2020-2
1.42%, 03/17/2025, Series 2020-2, Class B	511	510
2.28%, 08/17/2026, Series 2020-2, Class C	1,611	1,604
Drive Auto Receivables Trust 2021-1
0.65%, 07/15/2025, Series 2021-1, Class B	3,800	3,783
1.02%, 06/15/2027, Series 2021-1, Class C	2,965	2,889
Drive Auto Receivables Trust 2021-2
0.58%, 12/15/2025, Series 2021-2, Class B	7,700	7,526
Drive Auto Receivables Trust 2021-3
0.79%, 10/15/2025, Series 2021-3, Class A3	3,459	3,383
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025, Series 2019-4A, Class C(1)	3,305	3,304
DT Auto Owner Trust 2020-2
2.08%, 03/16/2026, Series 2020-2A, Class B(1)	456	455
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(1)	1,835	1,742
DT Auto Owner Trust 2021-4
0.56%, 09/15/2025, Series 2021-4A, Class A(1)	4,554	4,466
1.02%, 05/15/2026, Series 2021-4A, Class B(1)	4,753	4,518
Elmwood CLO II Ltd.
2.21% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(3)	20,000	19,386
Exeter Automobile Receivables Trust 2021-4
0.68%, 07/15/2025, Series 2021-4A, Class A3	7,128	7,040
1.05%, 05/15/2026, Series 2021-4A, Class B	4,461	4,320
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,055

FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	19,437	17,906
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,260
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	12,451	11,157
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	6,611
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/17/2039, Series 2022-SFR1, Class A(1)	10,841	10,655
5.20%, 05/17/2039, Series 2022-SFR1, Class D(1)	4,935	4,814
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024, Series 2018-3, Class C(1)	2,005	2,007
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D(1)	9,275	8,999
Flagship Credit Auto Trust 2020-3
0.70%, 04/15/2025, Series 2020-3, Class A(1)	425	423
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(1)	3,768	3,689
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)	4,000	3,961
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	9,867
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	7,367
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	8,986
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(1)	20,424	20,090
Ford Credit Auto Owner Trust 2020-A
1.04%, 08/15/2024, Series 2020-A, Class A3	1,463	1,448
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163	2,106
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711	3,576
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,214
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(1)	12,300	11,757
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(1)	3,800	3,437
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,072
Ford Credit Auto Owner Trust 2021-REV2
1.53%, 05/15/2034, Series 2021-2, Class A(1)	7,993	7,262
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	1,941
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	3,920	3,762
Ford Credit Auto Owner Trust 2022-B
3.74%, 09/15/2026, Series 2022-B, Class A3	4,754	4,757
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747	13,529
Foundation Finance Trust 2017-1
3.30%, 07/15/2033, Series 2017-1A, Class A(1)	100	100
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(1)	1,113	1,101
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	900	839
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	781
FREED ABS Trust 2022-3FP
5.79%, 08/20/2029, Series 2022-3FP, Class B(1)	2,390	2,390
FTF 2019-1 A FRN
5.50%, 08/15/2024(4)(6)	516	512
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029, Series 1999-HE1, Class A7(7)	0	0
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	11	10
Genesis Sales Finance Master Trust
1.65%, 09/22/2025, Series 2020-AA, Class A(1)	6,111	6,012
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	1,200	1,136
GLS Auto Receivables Issuer Trust 2021-2
0.77%, 09/15/2025, Series 2021-2A, Class B(1)	2,318	2,260
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,250	2,057
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(1)	5,850	5,593
GM Financial Automobile Leasing Trust 2020-2
0.80%, 07/20/2023, Series 2020-2, Class A3	1,101	1,100
1.01%, 07/22/2024, Series 2020-2, Class A4	1,000	995
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024, Series 2018-4, Class C	1,400	1,402
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	3,046	3,037
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	1,640	1,628
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	2,791	2,743
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	4,817
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	3,921

GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(1)	2,882	2,580
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	440
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(1)	4,031	3,894
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(1)	57	56
Golden Bear 2016-R LLC
5.65%, 09/20/2047, Series 2016-R, Class R(1)	113	112
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	795	756
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	2,230	2,056
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(1)(6)	2,803	2,558
Goodgreen 2019-2 Trust
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	3,405	3,088
Greenwood Park CLO Ltd.
2.05% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(1)(3)	23,000	22,516
GSAMP Trust 2006-HE7
2.08% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 10/25/2046, Series 2006-HE7, Class A2D(3)	267	264
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	8,629	8,450
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,041
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,574	1,528
HERO Funding II 2016-3B
5.24%, 09/20/2042, Series 2016-3B, Class B(1)	14	14
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	874	863
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	368	358
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	1,202	1,183
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	2,208	2,173
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	1,974	1,911
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,348
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(1)	8,200	7,669
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	17,103
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)	472	465
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)	4,452	4,363
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	2,184	2,013
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)	7,391	6,600
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,382	5,553
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	6,533	5,850
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,519	4,880
Honda Auto Receivables 2020-2 Owner Trust
0.82%, 07/15/2024, Series 2020-2, Class A3	2,253	2,227
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701	5,443
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	4,355	4,152
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	2,835	2,808
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308	3,204
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	5,918	5,680
Hyundai Auto Receivables Trust 2021-C
0.74%, 05/15/2026, Series 2021-C, Class A3	3,887	3,713
1.03%, 12/15/2027, Series 2021-C, Class A4	3,379	3,104
Hyundai Auto Receivables Trust 2022-A
2.22%, 10/15/2026, Series 2022-A, Class A3	1,642	1,590
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028, Series 1997-5, Class A10(7)	0	0
KGS-Alpha SBA COOF Trust
0.62%, 05/25/2039, Series 2012-6, Class A(1)(4)	1,241	16
KGS-Alpha SBA COOF Trust 2012-2
0.91%, 08/25/2038, Series 2012-2, Class A(1)(4)	1,346	26
KGS-Alpha SBA COOF Trust 2014-2
2.67%, 04/25/2040, Series 2014-2, Class A(1)(4)	443	33
KKR CLO 11 Ltd.
2.22% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2031, Series 11, Class AR(1)(3)	8,500	8,358
KKR CLO 32 Ltd.
2.36% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(3)	26,000	25,565
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(1)	525	523

Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(1)	1,142	1,143
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(1)	8,400	8,250
4.49%, 10/15/2028, Series 2020-REV1, Class B(1)	8,407	8,316
Lendmark Funding Trust 2019-2
2.78%, 04/20/2028, Series 2019-2A, Class A(1)	12,835	12,567
Long Beach Mortgage Loan Trust 2004-1
2.37% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(3)	87	85
Long Beach Mortgage Loan Trust 2004-3
2.48% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(3)	28	27
LP LMS 2021-1
3.23%, 10/15/2028(1)	5,071	5,013
LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(1)	6,208	6,101
Madison Park Funding LIX Ltd.
1.39% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(3)	20,000	19,455
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(1)	6,000	5,953
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	5,235	5,065
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	5,018
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(1)	5,365	5,105
MidOcean Credit CLO III
2.22% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(3)	15,218	15,023
MidOcean Credit CLO IX
2.21% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(3)	4,000	3,938
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	453	452
Mission Lane Credit Card Master Trust
1.59%, 09/15/2026, Series 2021-A, Class A(1)	7,691	7,407
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,788
Mountain View CLO IX Ltd.
2.16% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(3)	20,000	19,639
MRA Issuance Trust 2021-EBO7
2.85% (1 Month LIBOR USD + 2.75%), 02/15/2023, Series 2021-EBO7, Class A1X(1)(3)	16,400	16,063
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	1,638	1,638
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	1,184	1,181
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	3,069	2,996
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	3,249	3,054
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	10,188	9,007
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	10,708	9,973
New Century Home Equity Loan Trust Series 2003-5
4.85%, 11/25/2033, Series 2003-5, Class AI6(2)	102	99
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,602	1,558
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	2,343	2,322
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	9,768	9,364
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
2.08% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 11/25/2035, Series 2006-FM1, Class 1A1(3)	2,020	2,004
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	14,956	13,626
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	6,784	6,198
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	9,477	8,823
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	5,808	5,514
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023, Series 1999-B, Class A3(7)	0	0
OCP CLO 2015-9 Ltd.
0.00% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(3)(5)	15,000	14,659
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	700	638
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	1,076	1,064
4.61%, 02/09/2030, Series 2018, Class B	234	230
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	14,600	14,254
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	9,317
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	8,371
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(1)	2,970	2,961

OneMain Financial Issuance Trust 2021-1
1.54% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(3)	10,342	9,777
Oportun Funding XIV LLC
1.21%, 03/08/2028, Series 2021-A, Class A(1)	3,600	3,369
1.76%, 03/08/2028, Series 2021-A, Class B(1)	5,625	5,292
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	5,610	5,203
Oportun Issuance Trust 2022-A
5.05%, 06/09/2031, Series 2022-A, Class A(1)	10,500	10,423
Option One Mortgage Loan Trust 2004-3
2.52% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(3)	1,692	1,609
OZLM Funding IV Ltd.
2.39% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(1)(3)	9,812	9,698
OZLM XXII Ltd.
2.11% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(1)(3)	6,991	6,877
P4 SFR 2019-STL
7.25%, 10/11/2022	5,700	5,731
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(1)	7,558	7,396
Palmer Square CLO 2014-1 Ltd.
2.17% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(3)	4,000	3,925
Palmer Square CLO 2018-2 Ltd.
2.14% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(1)(3)	20,000	19,634
Park Avenue Institutional Advisers CLO Ltd. 2018-1
2.06% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(3)	21,500	21,163
Pennsylvania Higher Education Assistance Agency
2.15% (1 Month LIBOR USD + 0.53%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(3)	8,627	8,369
PNMAC GMSR ISSUER TRUST 2022-GT1
5.18% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(3)	9,425	9,409
Prestige Auto Receivables Trust 2021-1
0.55%, 09/16/2024, Series 2021-1A, Class A2(1)	5,723	5,679
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	16,179	15,965
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(2)	8,819	8,348
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	6,000	5,398
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	3,093
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,433
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	5,441
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	4,400	3,529
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	9,782
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D	3,000	2,780
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)	9,025	8,488
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,431
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	3,183	2,936
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(2)	299	98
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	1,001	934
Rockford Tower CLO 2020-1 Ltd.
2.34% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(1)(3)	12,000	11,801
Santander Consumer Auto Receivables Trust 2020-B
0.46%, 08/15/2024, Series 2020-BA, Class A3(1)	1,890	1,885
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(1)	5,323	5,227
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	3,258	3,092
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025, Series 2019-3, Class C	110	110
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	8,000	7,939
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	11,568	11,402
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	7,277	7,046
1.35%, 07/15/2027, Series 2021-2, Class D	10,700	10,036
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	8,100	7,794
Santander Drive Auto Receivables Trust 2021-4
1.26%, 02/16/2027, Series 2021-4, Class C	10,600	10,108
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,271
Santander Drive Auto Receivables Trust 2022-2
3.44%, 09/15/2027, Series 2022-2, Class B	6,127	5,961
SART 2017-1
4.75%, 07/15/2024	2,154	2,127

SART 2018-1
4.76%, 06/15/2025	2,615	2,576
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,251
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.90%, 01/25/2036, Series 2006-CB1, Class AF2(2)	46	37
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(1)	1,459	1,401
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	1,530	1,447
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	3,948	3,674
Sixth Street CLO XVI Ltd.
2.38% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(3)	20,000	19,640
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	4,508	4,437
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	1,963	1,935
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	4,625	4,463
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	6,100	5,847
Sound Point CLO II Ltd.
2.28% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(3)	9,000	8,807
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.94%, 04/25/2035, Series 2005-7XS, Class 1A4B(2)(7)	0	0
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(2)	25	25
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(2)	20	20
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	7	7
3.45%, 02/25/2032, Series 2002-AL1, Class A3	27	17
Synchrony Card Funding LLC
3.37%, 04/15/2028, Series 2022-A1, Class A	10,650	10,571
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	4,810	4,557
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031, Series 2019-1A, Class A(1)	7,675	7,508
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(1)	7,685	7,148
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196	1,171
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	2,002	1,988
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189	3,106
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856	4,632
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	7,016	6,495
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	3,168	2,907
Tricolor Auto Securitization Trust 2020-1
4.88%, 11/15/2026, Series 2020-1A, Class A(1)	1,198	1,198
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(1)	850	818
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	3,883	3,586
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024, Series 2019-1, Class A4	2,647	2,647
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(2)	1,958	1,885
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(2)	6,951	6,566
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(2)	2,631	2,468
Venture 32 CLO Ltd.
2.14% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(3)	6,000	5,873
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(2)	6,350	5,883
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	10,714	10,095
1.04%, 01/20/2027, Series 2022-1, Class A(2)	11,241	10,956
Verizon Owner Trust 2019-A
2.93%, 09/20/2023, Series 2019-A, Class A1A	28	28
Verizon Owner Trust 2019-C
2.06%, 04/22/2024, Series 2019-C, Class B	9,211	9,132
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	5,288	5,272
Veros Auto Receivables Trust 2021-1
0.92%, 10/15/2026, Series 2021-1, Class A(1)	2,189	2,149
VM DEBT 2019-1
7.50%, 06/15/2024	7,000	7,070
Volkswagen Auto Lease Trust 2022-A
3.44%, 07/21/2025, Series 2022-A, Class A3	4,541	4,530
3.65%, 01/20/2027, Series 2022-A, Class A4	5,487	5,481

Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	2,734	2,700
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(2)	7,094	6,734
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(2)	13,373	12,669
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(2)	12,880	12,234
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(2)	4,662	4,401
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(2)	12,402	11,837
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(2)	11,146	10,597
Voya CLO 2015-1 Ltd.
1.94% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(3)	4,415	4,352
Voya CLO 2019-3 Ltd.
2.12% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(3)	20,000	19,447
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	911	896
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(1)	2,859	2,826
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024, Series 2020-3A, Class A2(1)	1,668	1,663
1.65%, 02/17/2026, Series 2020-3A, Class D(1)	1,875	1,803
Westlake Automobile Receivables Trust 2022-2
3.36%, 08/15/2025, Series 2022-2A, Class A2A(1)	7,038	7,008
5.48%, 09/15/2027, Series 2022-2A, Class D(1)	3,500	3,490
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024, Series 2018-D, Class A3	1,236	1,238
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024, Series 2019-B, Class A3	799	800
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	2,178	2,170
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	2,064	2,025
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	2,859
World Omni Select Auto Trust 2020-A
0.55%, 07/15/2025, Series 2020-A, Class A3	2,195	2,177
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025, Series 2021-A, Class A2	2,429	2,412
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,170
Zais CLO 7 Ltd.
2.33% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(1)(3)	9,382	9,289
Zais CLO 8 Ltd.
1.99% (3 Month LIBOR USD + 0.95%), 04/15/2029, Series 2018-1A, Class A(1)(3)	23,066	22,872

Total Asset-Backed Obligations (Cost: $2,005,648)		1,920,279

Corporate Bonds – 28.45%
Basic Materials – 0.81%
Air Liquide Finance SA
2.25%, 09/27/2023(1)	550	543
Albemarle Corp.
5.45%, 12/01/2044	600	587
Anglo American Capital Plc
2.88%, 03/17/2031(1)	9,591	7,980
3.63%, 09/11/2024(1)	630	618
4.75%, 04/10/2027(1)	5,500	5,434
5.63%, 04/01/2030(1)	4,300	4,330
ArcelorMittal SA
6.75%, 03/01/2041	3,462	3,425
Barrick Gold Corp.
6.45%, 10/15/2035	203	225
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	4,663
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	773
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,634
5.38%, 03/15/2044	2,040	1,902
Chevron Phillips Chemical Co. LLC
5.13%, 04/01/2025(1)	1,705	1,757
Dow Chemical Co.
4.55%, 11/30/2025	437	446
5.55%, 11/30/2048	3,005	3,033
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	5,608
5.42%, 11/15/2048	1,200	1,192
Freeport Indonesia PT
4.76%, 04/14/2027(1)	2,121	2,030
5.32%, 04/14/2032(1)	2,965	2,688
6.20%, 04/14/2052(1)	814	708
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(1)	5,000	4,996
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,040	4,106
2.63%, 09/23/2031(1)	4,000	3,223

3.88%, 10/27/2027(1)	875	827
3.88%, 04/27/2051(1)	1,000	749
4.00%, 03/27/2027(1)	6,300	6,058
4.13%, 05/30/2023(1)	1,055	1,051
4.63%, 04/29/2024(1)	1,500	1,500
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(1)	5,657	5,620
6.76%, 11/15/2048(1)	532	480
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)	2,105	1,813
3.27%, 11/15/2040(1)	1,205	920
3.47%, 12/01/2050(1)	878	640
International Paper Co.
8.70%, 06/15/2038	350	452
LYB International Finance BV
4.88%, 03/15/2044	300	270
5.25%, 07/15/2043	610	570
LYB International Finance III LLC
1.25%, 10/01/2025	692	626
4.20%, 05/01/2050	2,245	1,824
LyondellBasell Industries NV
5.75%, 04/15/2024	1,453	1,486
Mosaic Co.
4.25%, 11/15/2023	8,533	8,592
5.63%, 11/15/2043	2,055	2,122
Nucor Corp.
2.98%, 12/15/2055	800	541
Nutrien Ltd.
3.15%, 10/01/2022	875	876
4.13%, 03/15/2035	1,960	1,809
4.20%, 04/01/2029	420	408
5.25%, 01/15/2045	1,444	1,435
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100	2,512
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	59
Samarco Mineracao SA
5.75%, 10/24/2023(1)(8)	537	329
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249	3,177
6.50%, 09/27/2028	1,555	1,408
Solvay Finance America LLC
4.45%, 12/03/2025(1)	11,810	11,761
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637	1,405
Teck Resources Ltd.
3.90%, 07/15/2030	1,200	1,104
Union Carbide Corp.
7.75%, 10/01/2096	681	811
Vale Overseas Ltd.
3.75%, 07/08/2030	2,255	1,977
6.88%, 11/21/2036	5,167	5,547
6.88%, 11/10/2039	2,107	2,241
8.25%, 01/17/2034	984	1,154
Westlake Corp.
3.38%, 08/15/2061	2,595	1,747

Total Basic Materials		137,802

Communications – 2.13%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,611
3.95%, 04/13/2052	6,982	6,451
America Movil SAB de CV
3.63%, 04/22/2029	11,164	10,569
4.38%, 04/22/2049	1,214	1,126
AT&T, Inc.
1.65%, 02/01/2028	525	454
2.25%, 02/01/2032	3,510	2,868
2.30%, 06/01/2027	4,900	4,473
2.55%, 12/01/2033	15,334	12,439
3.50%, 06/01/2041	1,353	1,080
3.50%, 09/15/2053	17,761	13,463
3.55%, 09/15/2055	10,545	7,901
3.65%, 06/01/2051	1,565	1,224
3.65%, 09/15/2059	1,685	1,262
3.80%, 12/01/2057	987	762
4.50%, 05/15/2035	6,790	6,452
4.65%, 06/01/2044	2,145	1,947
6.00%, 08/15/2040	2,275	2,431
Booking Holdings, Inc.
2.75%, 03/15/2023	857	855
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,222
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000	3,027
3.50%, 06/01/2041	7,240	5,067
3.50%, 03/01/2042	14,545	10,093
3.70%, 04/01/2051	4,320	2,923

3.90%, 06/01/2052	2,310	1,604
4.91%, 07/23/2025	10,000	10,023
5.05%, 03/30/2029	8,484	8,166
5.38%, 04/01/2038	835	742
5.38%, 05/01/2047	4,610	3,925
5.75%, 04/01/2048	1,603	1,437
6.38%, 10/23/2035	5,867	5,901
6.48%, 10/23/2045	1,275	1,240
6.83%, 10/23/2055	690	693
Comcast Corp.
2.89%, 11/01/2051	8,955	6,397
2.94%, 11/01/2056	716	498
2.99%, 11/01/2063	3,108	2,120
3.15%, 02/15/2028	1,500	1,430
3.25%, 11/01/2039	3,295	2,708
3.55%, 05/01/2028	886	859
3.75%, 04/01/2040	2,195	1,924
3.90%, 03/01/2038	455	412
3.97%, 11/01/2047	154	133
4.00%, 11/01/2049	638	556
4.05%, 11/01/2052	156	136
4.20%, 08/15/2034	555	534
4.25%, 01/15/2033	3,107	3,053
Corning, Inc.
5.35%, 11/15/2048	960	967
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	13,314
2.95%, 10/01/2050(1)	1,275	844
3.35%, 09/15/2026(1)	369	353
3.50%, 08/15/2027(1)	8,245	7,823
3.60%, 06/15/2051(1)	1,250	940
3.85%, 02/01/2025(1)	1,250	1,235
4.80%, 02/01/2035(1)	6,000	5,693
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	934
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(1)	240	228
8.75%, 06/15/2030	49	60
Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,223
5.20%, 09/20/2047	1,375	1,179
eBay, Inc.
2.60%, 05/10/2031	8,000	6,650
Grupo Televisa SAB
6.13%, 01/31/2046	382	421
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)	7,000	6,029
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	12,814
Netflix, Inc.
3.63%, 06/15/2025(1)	894	852
4.88%, 04/15/2028	7,512	7,069
Paramount Global
2.90%, 01/15/2027	450	414
3.70%, 06/01/2028	870	807
4.00%, 01/15/2026	1,000	976
4.90%, 08/15/2044	315	255
5.85%, 09/01/2043	1,645	1,537
Prosus NV
3.06%, 07/13/2031(1)	477	351
Rogers Communications, Inc.
3.80%, 03/15/2032(1)	4,650	4,252
4.55%, 03/15/2052(1)	1,995	1,752
Sky Ltd.
3.75%, 09/16/2024(1)	287	286
TCI Communications, Inc.
7.13%, 02/15/2028	138	156
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,248
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775	4,675
4.67%, 03/06/2038	1,175	1,037
4.90%, 03/06/2048	4,575	3,901
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,949
5.88%, 11/15/2040	1,275	1,168
6.55%, 05/01/2037	375	376
6.75%, 06/15/2039	539	536
7.30%, 07/01/2038	1,418	1,481
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529	612
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,715
3.60%, 11/15/2060(1)	3,920	2,857
3.88%, 04/15/2030	44,285	41,329

Verizon Communications, Inc.
1.68%, 10/30/2030	765	617
2.10%, 03/22/2028	1,815	1,612
2.36%, 03/15/2032	1,056	876
2.55%, 03/21/2031	13,778	11,780
2.65%, 11/20/2040	2,329	1,709
3.15%, 03/22/2030	5,000	4,546
3.40%, 03/22/2041	1,500	1,221
3.70%, 03/22/2061	3,000	2,356
4.02%, 12/03/2029	712	690
4.13%, 03/16/2027	2,800	2,793
4.27%, 01/15/2036	7,380	6,948
4.40%, 11/01/2034	2,500	2,396
4.81%, 03/15/2039	7,941	7,794
Vodafone Group Plc
5.00%, 05/30/2038	3,300	3,162
5.25%, 05/30/2048	3,594	3,419
6.15%, 02/27/2037	4,600	4,964
Walt Disney Co.
3.70%, 10/15/2025	380	380
6.20%, 12/15/2034	150	171
7.63%, 11/30/2028	310	365
8.88%, 04/26/2023	108	114
9.50%, 07/15/2024	175	194

Total Communications		364,605

Consumer, Cyclical – 1.73%
7-Eleven, Inc.
0.95%, 02/10/2026(1)	3,971	3,504
1.30%, 02/10/2028(1)	1,274	1,059
2.50%, 02/10/2041(1)	1,298	879
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,352	1,260
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	625	592
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	1,013	955
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,424	2,135
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	4,692	4,264
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041(1)	2,460	1,840
3.63%, 05/13/2051(1)	3,500	2,535
3.80%, 01/25/2050(1)	2,100	1,585
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	300	260
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	2,757	2,470
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	508	471
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	890	736
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	1,128	1,031
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	2,082	1,887
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/2029	1,763	1,643
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034	7,840	6,674
American Honda Finance Corp.
2.30%, 09/09/2026	185	173
AutoZone, Inc.
1.65%, 01/15/2031	3,800	2,980
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	2,070	1,874
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	976	922
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,434	1,277
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	2,725	2,208
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,830	3,679
Daimler Finance North America LLC
3.35%, 02/22/2023(1)	1,000	1,001
Daimler Trucks Finance North America LLC
2.38%, 12/14/2028(1)	8,747	7,530
Delta Air Lines 2015-1 Class B Pass-Through Trust
4.25%, 07/30/2023	1,600	1,563
Dollar Tree, Inc.
2.65%, 12/01/2031	15,340	12,640
4.20%, 05/15/2028	595	578
Ford Motor Co.
5.29%, 12/08/2046	280	215
Ford Motor Credit Co. LLC
3.35%, 11/01/2022	620	615
4.25%, 09/20/2022	3,800	3,792

General Motors Co.
5.00%, 04/01/2035	4,591	4,091
5.20%, 04/01/2045	2,750	2,310
6.13%, 10/01/2025	15,205	15,718
6.25%, 10/02/2043	3,100	2,953
6.60%, 04/01/2036	685	694
General Motors Financial Co., Inc.
1.20%, 10/15/2024	1,910	1,776
1.25%, 01/08/2026	4,283	3,772
2.35%, 01/08/2031	1,707	1,323
2.40%, 10/15/2028	9,864	8,192
2.70%, 06/10/2031	2,395	1,887
3.60%, 06/21/2030	3,374	2,915
3.70%, 05/09/2023	4,180	4,179
3.80%, 04/07/2025	8,578	8,363
3.95%, 04/13/2024	5,535	5,493
4.30%, 07/13/2025	1,765	1,736
4.35%, 01/17/2027	1,035	993
5.00%, 04/09/2027	3,092	3,033
Home Depot, Inc.
4.40%, 03/15/2045	268	256
Hyundai Capital America
1.15%, 11/10/2022(1)	5,552	5,512
1.30%, 01/08/2026(1)	1,005	892
1.50%, 06/15/2026(1)	2,215	1,960
1.80%, 10/15/2025(1)	1,190	1,088
1.80%, 01/10/2028(1)	2,170	1,831
2.38%, 10/15/2027(1)	1,200	1,056
3.00%, 02/10/2027(1)	675	621
3.40%, 06/20/2024(1)	1,500	1,471
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,586	1,623
Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,464
Lear Corp.
2.60%, 01/15/2032	1,225	956
Lennar Corp.
4.50%, 04/30/2024	880	878
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300	1,844
2.63%, 04/01/2031	2,845	2,435
4.25%, 04/01/2052	3,441	2,980
Magallanes, Inc.
4.05%, 03/15/2029(1)	1,650	1,511
5.05%, 03/15/2042(1)	6,759	5,750
5.14%, 03/15/2052(1)	5,244	4,402
5.39%, 03/15/2062(1)	4,268	3,570
McDonald’s Corp.
4.45%, 03/01/2047	360	334
4.70%, 12/09/2035	216	215
6.30%, 10/15/2037	394	452
MDC Holdings, Inc.
2.50%, 01/15/2031	1,595	1,177
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(1)	4,222	3,875
4.81%, 09/17/2030(1)	2,686	2,386
Nordstrom, Inc.
4.00%, 03/15/2027	2,511	2,210
4.25%, 08/01/2031	2,871	2,176
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500	496
3.60%, 09/01/2027	802	774
4.70%, 06/15/2032	3,150	3,137
Ross Stores, Inc.
1.88%, 04/15/2031	11,995	9,482
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	767	698
Starbucks Corp.
4.45%, 08/15/2049	1,664	1,492
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,590
Toll Brothers Finance Corp.
4.35%, 02/15/2028	17,435	15,755
Toyota Motor Credit Corp.
4.45%, 06/29/2029	4,600	4,656
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/2024	919	902
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,799	2,675
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	691	651
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,354	1,173
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	6,093	5,563

United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,638	1,491
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	2,286	1,953
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,372	1,251
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,967	1,792
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	3,223	2,848
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	4,148	3,787
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	1,080	989
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,834	1,637
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	2,098	1,971
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,643	2,253
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	1,670	1,427
4.35%, 06/08/2027(1)	24,670	24,183

Total Consumer, Cyclical		295,806

Consumer, Non-cyclical – 3.72%
Abbott Laboratories
4.75%, 11/30/2036	5,000	5,297
AbbVie, Inc.
2.60%, 11/21/2024	5,387	5,214
2.80%, 03/15/2023	971	968
3.60%, 05/14/2025	12,060	11,864
3.80%, 03/15/2025	3,000	2,976
3.85%, 06/15/2024	1,198	1,197
4.05%, 11/21/2039	4,531	4,040
4.25%, 11/21/2049	11,691	10,378
4.40%, 11/06/2042	1,700	1,545
4.45%, 05/14/2046	425	386
4.55%, 03/15/2035	6,025	5,861
4.70%, 05/14/2045	4,415	4,156
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,759
4.75%, 03/15/2044	1,800	1,651
6.75%, 12/15/2037	341	390
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	3,659
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,939
Altria Group, Inc.
2.45%, 02/04/2032	3,845	2,896
3.40%, 02/04/2041	8,495	5,623
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080	972
Amgen, Inc.
1.65%, 08/15/2028	1,155	990
2.80%, 08/15/2041	15,620	11,576
3.00%, 01/15/2052	5,108	3,622
3.15%, 02/21/2040	4,747	3,753
4.20%, 02/22/2052	2,275	1,996
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	408
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240	2,054
4.44%, 10/06/2048	590	517
4.60%, 04/15/2048	5,390	4,839
4.60%, 06/01/2060	1,910	1,670
4.70%, 02/01/2036	15,292	14,650
4.75%, 01/23/2029	1,150	1,170
4.75%, 04/15/2058	93	83
4.90%, 02/01/2046	6,000	5,639
4.95%, 01/15/2042	2,735	2,603
5.45%, 01/23/2039	7,035	7,152
Ascension Health
2.53%, 11/15/2029	1,740	1,572
3.11%, 11/15/2039	2,670	2,199
AstraZeneca Plc
2.13%, 08/06/2050	1,040	694
4.00%, 09/18/2042	540	497
6.45%, 09/15/2037	500	600
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,814
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,675
2.73%, 03/25/2031	6,820	5,401
3.56%, 08/15/2027	3,615	3,307
3.73%, 09/25/2040	1,240	869
3.98%, 09/25/2050	2,500	1,722
4.39%, 08/15/2037	3,610	2,864
4.54%, 08/15/2047	635	466

BAT International Finance Plc
1.67%, 03/25/2026	1,390	1,230
4.45%, 03/16/2028	2,426	2,297
Baxalta, Inc.
5.25%, 06/23/2045	50	50
Becton Dickinson & Co.
3.73%, 12/15/2024	515	513
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	3,042
Biogen, Inc.
2.25%, 05/01/2030	1,364	1,118
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,290
Boston Scientific Corp.
4.55%, 03/01/2039	356	332
Bristol-Myers Squibb Co.
3.55%, 03/15/2042	4,307	3,784
3.70%, 03/15/2052	1,903	1,644
4.13%, 06/15/2039	1,512	1,444
4.35%, 11/15/2047	7,950	7,576
4.55%, 02/20/2048	1,374	1,344
4.63%, 05/15/2044	2,640	2,602
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,219
Campbell Soup Co.
2.38%, 04/24/2030	895	755
3.13%, 04/24/2050	494	349
Centene Corp.
2.45%, 07/15/2028	9,312	7,767
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,536
Children’s Hospital
2.93%, 07/15/2050	1,340	952
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	892
Cigna Corp.
3.25%, 04/15/2025	970	951
4.38%, 10/15/2028	30,325	30,091
4.50%, 02/25/2026	755	763
4.80%, 07/15/2046	218	208
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,164
2.75%, 01/22/2030	1,370	1,224
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,190
2.78%, 10/01/2030	5,925	5,121
3.91%, 10/01/2050	1,265	1,015
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,465
7.00%, 10/01/2028	3,250	3,510
Constellation Brands, Inc.
2.25%, 08/01/2031	2,970	2,409
2.88%, 05/01/2030	3,620	3,149
4.40%, 11/15/2025	760	763
4.65%, 11/15/2028	4,780	4,748
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,234
CVS Health Corp.
2.70%, 08/21/2040	2,500	1,805
4.30%, 03/25/2028	783	775
4.78%, 03/25/2038	11,721	11,095
4.88%, 07/20/2035	2,515	2,489
5.05%, 03/25/2048	5,000	4,786
5.13%, 07/20/2045	4,430	4,267
5.30%, 12/05/2043	3,260	3,256
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	672	703
5.93%, 01/10/2034(1)	508	521
7.51%, 01/10/2032(1)	741	808
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	748	855
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	805	772
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	2,532
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	358
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	1,405	1,338
3.85%, 06/15/2025(1)	3,000	2,947
Elevance Health, Inc.
3.60%, 03/15/2051	4,420	3,587
4.10%, 03/01/2028	920	910
4.38%, 12/01/2047	4,500	4,142
4.63%, 05/15/2042	400	380
4.65%, 01/15/2043	391	372
4.65%, 08/15/2044	395	375
5.10%, 01/15/2044	1,690	1,689

ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	259
5.63%, 03/15/2042(1)	357	358
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	8,140
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290	1,787
4.38%, 05/10/2043	526	469
Ford Foundation
2.82%, 06/01/2070	3,035	2,087
Fresenius Medical Care US Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	6,512
General Mills, Inc.
3.00%, 02/01/2051	3,007	2,185
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,393
2.60%, 10/01/2040	1,855	1,356
4.60%, 09/01/2035	4,225	4,187
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,232
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(1)	8,310	8,210
4.70%, 11/10/2047(1)	4,500	4,127
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027(1)	14,900	14,261
3.38%, 03/24/2029(1)	2,865	2,680
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,884
2.88%, 09/01/2050	2,000	1,448
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,718
HCA, Inc.
3.50%, 07/15/2051	116	79
3.63%, 03/15/2032(1)	3,500	2,953
4.38%, 03/15/2042(1)	1,015	817
4.50%, 02/15/2027	7,000	6,730
4.63%, 03/15/2052(1)	1,141	913
5.13%, 06/15/2039	1,715	1,501
5.25%, 06/15/2026	4,200	4,179
5.50%, 06/15/2047	1,825	1,628
5.88%, 02/01/2029	4,000	4,003
JBS USA LUX SA
3.00%, 05/15/2032(1)	7,450	5,721
6.50%, 04/15/2029(1)	916	922
Johnson & Johnson
4.38%, 12/05/2033	1,070	1,106
Keurig Dr Pepper, Inc.
3.43%, 06/15/2027	1,802	1,721
4.42%, 05/25/2025	107	108
4.42%, 12/15/2046	4,032	3,579
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	6,231
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353	3,159
4.38%, 06/01/2046	13,341	11,118
4.63%, 10/01/2039	2,357	2,068
4.88%, 10/01/2049	3,375	2,981
Kroger Co.
4.45%, 02/01/2047	2,610	2,357
5.40%, 07/15/2040	95	96
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,928
Mars, Inc.
3.95%, 04/01/2049(1)	3,482	3,102
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,425
4.68%, 07/01/2114	1,645	1,646
McKesson Corp.
0.90%, 12/03/2025	2,410	2,177
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891	900
Memorial Health Services
3.45%, 11/01/2049	3,040	2,489
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	1,045
MidMichigan Health
3.41%, 06/01/2050	3,480	2,779
Moody’s Corp.
2.55%, 08/18/2060	705	439
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999	881
MultiCare Health System
2.80%, 08/15/2050	3,003	2,184
Mylan, Inc.
3.13%, 01/15/2023(1)	5,000	4,970
4.55%, 04/15/2028	700	667

5.20%, 04/15/2048	7,550	6,029
5.40%, 11/29/2043	3,770	3,170
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	649
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	963
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,386
Pepperdine University
3.30%, 12/01/2059	1,440	1,067
PerkinElmer, Inc.
3.63%, 03/15/2051	3,400	2,571
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,582
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480	2,549
3.30%, 07/15/2056	4,420	3,762
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,153
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,296
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	217
3.50%, 03/30/2025	4,820	4,745
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,245
RELX Capital, Inc.
4.75%, 05/20/2032	2,745	2,788
Reynolds American, Inc.
4.45%, 06/12/2025	5,000	4,970
Roche Holdings, Inc.
2.31%, 03/10/2027(1)	16,417	15,368
2.61%, 12/13/2051(1)	4,621	3,355
Royalty Pharma Plc
0.75%, 09/02/2023	7,105	6,842
1.20%, 09/02/2025	874	779
2.15%, 09/02/2031	1,291	1,007
S&P Global, Inc.
2.90%, 03/01/2032(1)	2,118	1,888
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	3,626	3,483
Sysco Corp.
5.95%, 04/01/2030	5,000	5,331
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,828
3.18%, 07/09/2050	1,920	1,437
Texas Health Resources
2.33%, 11/15/2050	970	635
4.33%, 11/15/2055	1,000	970
Thermo Fisher Scientific, Inc.
2.60%, 10/01/2029	5,613	5,087
2.80%, 10/15/2041	1,040	817
Triton Container International Ltd.
1.15%, 06/07/2024(1)	2,755	2,579
Tyson Foods, Inc.
4.88%, 08/15/2034	400	402
5.15%, 08/15/2044	588	582
UnitedHealth Group, Inc.
3.10%, 03/15/2026	550	538
3.25%, 05/15/2051	1,395	1,095
3.50%, 08/15/2039	1,675	1,460
4.00%, 05/15/2029	9,294	9,206
4.63%, 07/15/2035	427	433
4.75%, 05/15/2052	6,256	6,253
Universal Health Services, Inc.
2.65%, 10/15/2030(1)	3,208	2,566
University of Chicago
2.76%, 04/01/2045	1,575	1,296
University of Miami
4.06%, 04/01/2052	1,280	1,154
University of Southern California
3.23%, 10/01/2120	1,370	916
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532	501
5.25%, 06/15/2046	275	222
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	6,944
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,045
3.85%, 06/22/2040	4,820	3,414
4.00%, 06/22/2050	4,000	2,678
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	8,295
5.25%, 04/21/2032(1)	5,295	4,921
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	1,054

Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	3,081	2,522
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,331
3.90%, 08/20/2028	4,685	4,535

Total Consumer, Non-cyclical		636,482

Diversified – 0.02%
CK Hutchison International 16 Ltd.
2.75%, 10/03/2026(1)	600	576
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(1)	500	498
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(1)	1,615	1,551
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(1)	450	451

Total Diversified		3,076

Energy – 2.98%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	3,856	3,647
Aker BP ASA
2.88%, 01/15/2026(1)	2,326	2,199
Apache Corp.
5.35%, 07/01/2049	1,600	1,264
Baker Hughes Holdings LLC
5.13%, 09/15/2040	600	588
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
4.49%, 05/01/2030	1,365	1,345
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145	976
3.60%, 09/01/2032	5,000	4,230
5.95%, 06/01/2026	3,000	3,115
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,814
3.02%, 01/16/2027	1,052	1,002
3.79%, 02/06/2024	9,145	9,182
BP Capital Markets Plc
3.28%, 09/19/2027	1,244	1,191
Buckeye Partners LP
5.60%, 10/15/2044	2,000	1,393
5.85%, 11/15/2043	591	420
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	5,287
6.50%, 02/15/2037	118	126
Cenovus Energy, Inc.
4.25%, 04/15/2027	3,567	3,496
5.25%, 06/15/2037	5,270	5,139
5.38%, 07/15/2025	15,574	16,030
5.40%, 06/15/2047	3,590	3,448
6.80%, 09/15/2037	2,100	2,315
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	2,025	1,598
5.13%, 06/30/2027	377	378
5.88%, 03/31/2025	5,900	6,041
Chevron USA, Inc.
3.25%, 10/15/2029	1,155	1,096
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,772
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	2,869
4.38%, 01/15/2028	4,894	4,600
4.50%, 04/15/2023	3,444	3,456
4.90%, 06/01/2044	4,024	3,168
Coterra Energy, Inc.
3.90%, 05/15/2027(1)	3,045	2,920
DCP Midstream Operating LP
5.38%, 07/15/2025	4,225	4,109
5.60%, 04/01/2044	1,994	1,611
Devon Energy Corp.
5.25%, 09/15/2024	1,010	1,030
Diamondback Energy, Inc.
3.25%, 12/01/2026	10,490	10,234
4.25%, 03/15/2052	2,701	2,240
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044(1)	1,300	1,191
Ecopetrol SA
4.13%, 01/16/2025	383	355
5.38%, 06/26/2026	537	497
5.88%, 09/18/2023	395	396
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	5,112
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	3,097
7.50%, 04/15/2038	4,949	5,807
Enbridge, Inc.
2.50%, 02/14/2025	3,925	3,768
Energy Transfer LP
3.60%, 02/01/2023	1,245	1,241
4.40%, 03/15/2027	900	872

4.75%, 01/15/2026	1,822	1,815
4.95%, 05/15/2028	1,615	1,579
4.95%, 01/15/2043	1,482	1,225
5.00%, 05/15/2050	5,545	4,719
5.25%, 04/15/2029	5,631	5,577
5.30%, 04/01/2044	200	174
5.40%, 10/01/2047	1,500	1,316
5.50%, 06/01/2027	277	281
6.05%, 06/01/2041	2,000	1,921
6.13%, 12/15/2045	810	773
6.25%, 04/15/2049	3,288	3,187
6.50%, 02/01/2042	3,000	2,990
6.63%, 10/15/2036	2,000	2,008
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,758
5.70%, 10/01/2040(1)	557	560
ENI USA, Inc.
7.30%, 11/15/2027	400	448
Enterprise Products Operating LLC
3.70%, 02/15/2026	304	299
3.90%, 02/15/2024	3,400	3,396
4.85%, 08/15/2042	4,000	3,668
4.95%, 10/15/2054	177	161
5.75%, 03/01/2035	1,075	1,081
5.95%, 02/01/2041	201	210
EQM Midstream Partners LP
4.00%, 08/01/2024	749	695
EQT Corp.
3.90%, 10/01/2027	805	749
Equinor ASA
2.88%, 04/06/2025	665	653
3.25%, 11/10/2024	508	505
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,886
3.10%, 08/16/2049	2,040	1,593
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	2,744
4.32%, 12/30/2039(1)	1,365	1,059
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,407	1,964
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022(1)	610	494
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)	1,220	1,189
2.60%, 10/15/2025(1)	5,580	5,210
Halliburton Co.
4.75%, 08/01/2043	565	502
4.85%, 11/15/2035	200	192
7.60%, 08/15/2096(1)	258	263
Hess Corp.
5.60%, 02/15/2041	2,125	2,070
5.80%, 04/01/2047	1,172	1,169
HF Sinclair Corp.
2.63%, 10/01/2023(1)	250	243
5.88%, 04/01/2026(1)	4,573	4,613
KazMunayGas National Co. JSC
4.75%, 04/24/2025(1)	1,590	1,484
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,707
6.95%, 01/15/2038	8,490	9,141
7.30%, 08/15/2033	1,650	1,837
7.50%, 11/15/2040	483	543
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	537
7.80%, 08/01/2031	4,600	5,344
Lundin Energy Finance BV
2.00%, 07/15/2026(1)	2,255	2,014
3.10%, 07/15/2031(1)	2,730	2,259
Magellan Midstream Partners LP
3.20%, 03/15/2025	386	376
4.20%, 03/15/2045	5,725	4,427
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,000	989
4.50%, 04/01/2048	3,000	2,522
4.70%, 05/01/2025	7,532	7,620
5.13%, 12/15/2026	5,930	6,068
MPLX LP
2.65%, 08/15/2030	7,390	6,169
4.50%, 04/15/2038	6,723	5,895
4.88%, 06/01/2025	3,000	3,014
5.20%, 03/01/2047	695	630
5.20%, 12/01/2047	560	503
5.50%, 02/15/2049	950	881
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,712
Occidental Petroleum Corp.
6.45%, 09/15/2036	2,685	2,752

ONEOK Partners LP
3.38%, 10/01/2022	151	151
5.00%, 09/15/2023	3,923	3,964
6.20%, 09/15/2043	2,500	2,348
6.65%, 10/01/2036	1,050	1,069
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,724
3.10%, 03/15/2030	13,970	12,010
4.50%, 03/15/2050	915	733
4.95%, 07/13/2047	1,850	1,577
Ovintiv Exploration, Inc.
5.38%, 01/01/2026	12,705	12,846
Petroleos Mexicanos
6.35%, 02/12/2048	4,537	2,666
6.49%, 01/23/2027	1,185	1,027
6.50%, 03/13/2027	1,090	945
6.50%, 01/23/2029	970	789
6.75%, 09/21/2047	4,518	2,790
6.88%, 08/04/2026	2,390	2,151
Phillips 66
4.88%, 11/15/2044	70	68
5.88%, 05/01/2042	3,000	3,260
Phillips 66 Co.
3.15%, 12/15/2029(1)	19,655	17,653
3.55%, 10/01/2026(1)	190	185
3.61%, 02/15/2025(1)	560	554
4.90%, 10/01/2046(1)	412	390
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	8,698
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,467
4.65%, 10/15/2025	2,391	2,367
4.70%, 06/15/2044	8,454	6,688
4.90%, 02/15/2045	1,020	820
5.15%, 06/01/2042	2,380	1,998
Qatar Energy
1.38%, 09/12/2026(1)	13,142	11,820
2.25%, 07/12/2031(1)	3,240	2,766
3.13%, 07/12/2041(1)	897	703
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,489
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	9,495
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,182
5.00%, 03/15/2027	1,700	1,704
5.63%, 03/01/2025	505	515
5.88%, 06/30/2026	6,680	6,902
Saudi Arabian Oil Co.
1.25%, 11/24/2023(1)	352	340
1.63%, 11/24/2025(1)	653	603
3.25%, 11/24/2050(1)	2,425	1,758
Schlumberger Finance Canada Ltd.
1.40%, 09/17/2025	2,640	2,448
Schlumberger Holdings Corp.
3.75%, 05/01/2024(1)	780	777
3.90%, 05/17/2028(1)	852	805
Shell International Finance BV
2.75%, 04/06/2030	3,300	2,978
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(1)	4,318	3,445
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	428	378
8.00%, 03/01/2032	446	521
Spectra Energy Partners LP
4.50%, 03/15/2045	3,225	2,806
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,098
5.95%, 05/15/2035	350	363
6.80%, 05/15/2038	423	475
7.88%, 06/15/2026	543	605
Targa Resources Corp.
4.20%, 02/01/2033	1,060	960
5.20%, 07/01/2027	4,000	4,017
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,903
4.38%, 03/13/2025	8,465	8,510
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	450	424
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	3,151
3.13%, 05/29/2050	2,465	1,884
3.46%, 07/12/2049	1,905	1,540
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	945
6.20%, 10/15/2037	573	623

Valero Energy Corp.
2.15%, 09/15/2027	1,870	1,664
2.80%, 12/01/2031	2,925	2,454
4.35%, 06/01/2028	5,000	4,862
6.63%, 06/15/2037	5,000	5,432
7.50%, 04/15/2032	175	201
Var Energi ASA
5.00%, 05/18/2027(1)	11,460	11,410
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,118
4.30%, 03/04/2024	2,500	2,511
4.85%, 03/01/2048	3,000	2,714
4.90%, 01/15/2045	7,000	6,282
5.40%, 03/04/2044	2,750	2,619
5.75%, 06/24/2044	2,500	2,493
6.30%, 04/15/2040	333	352
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	3,300	3,242

Total Energy		510,253

Financials – 11.02%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(3)	5,000	4,379
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(3)	1,300	1,108
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(3)	2,500	2,003
4.75%, 07/28/2025(1)	5,000	4,976
AerCap Ireland Capital DAC
1.75%, 01/30/2026	1,140	996
2.45%, 10/29/2026	1,045	910
2.88%, 08/14/2024	1,060	1,010
3.00%, 10/29/2028	13,272	11,179
3.30%, 01/30/2032	1,225	981
3.50%, 01/15/2025	333	318
4.45%, 10/01/2025	3,500	3,382
4.50%, 09/15/2023	5,280	5,255
6.50%, 07/15/2025	1,848	1,891
AIA Group Ltd.
3.20%, 03/11/2025(1)	5,545	5,464
3.20%, 09/16/2040(1)	915	731
3.60%, 04/09/2029(1)	795	765
3.90%, 04/06/2028(1)	1,000	990
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(3)	1,265	1,241
4.75%, 10/12/2023(1)	5,775	5,779
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	1,104
Air Lease Corp.
1.88%, 08/15/2026	3,070	2,652
2.88%, 01/15/2026	1,300	1,193
3.25%, 03/01/2025	710	678
3.25%, 10/01/2029	3,950	3,328
3.38%, 07/01/2025	1,835	1,728
3.88%, 07/03/2023	2,500	2,478
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	895
2.00%, 05/18/2032	2,180	1,722
3.80%, 04/15/2026	338	331
4.00%, 02/01/2050	1,451	1,197
Ally Financial, Inc.
4.75%, 06/09/2027	6,449	6,193
American Campus Communities Operating Partnership LP
2.25%, 01/15/2029	1,600	1,482
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2170(3)	3,475	2,827
4.20%, 11/06/2025	1,400	1,413
American International Group, Inc.
3.90%, 04/01/2026	1,370	1,342
American Tower Corp.
1.50%, 01/31/2028	2,660	2,212
1.88%, 10/15/2030	2,485	1,933
2.10%, 06/15/2030	1,300	1,041
2.95%, 01/15/2051	875	592
3.10%, 06/15/2050	1,340	926
3.38%, 10/15/2026	506	478
3.70%, 10/15/2049	2,065	1,550
American Tower Trust
3.07%, 03/15/2023(1)	2,900	2,888
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	4,206
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)	500	476
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,476
Aon Global Ltd.
3.50%, 06/14/2024	815	810
4.00%, 11/27/2023	5,000	5,020
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,292

Assurant, Inc.
4.20%, 09/27/2023	908	914
Athene Global Funding
0.95%, 01/08/2024(1)	2,225	2,112
1.73%, 10/02/2026(1)	5,173	4,489
2.50%, 01/14/2025(1)	629	598
2.67%, 06/07/2031(1)	5,124	4,109
2.95%, 11/12/2026(1)	8,845	8,129
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(3)	4,590	3,640
4.40%, 05/19/2026(1)	1,816	1,790
4.50%, 03/19/2024(1)	9,000	9,010
Aviation Capital Group LLC
3.88%, 05/01/2023(1)	780	773
5.50%, 12/15/2024(1)	1,745	1,730
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,236
2.53%, 11/18/2027(1)	15,330	12,496
2.88%, 02/15/2025(1)	3,704	3,407
3.95%, 07/01/2024(1)	2,835	2,714
4.25%, 04/15/2026(1)	1,710	1,584
4.38%, 05/01/2026(1)	790	732
5.13%, 10/01/2023(1)	3,000	2,970
5.25%, 05/15/2024(1)	2,790	2,741
5.50%, 01/15/2026(1)	4,364	4,234
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,183
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(3)	3,200	2,778
1.85%, 03/25/2026	6,600	5,932
2.13% (3 Month LIBOR USD + 1.12%), 04/12/2023(3)	1,000	1,000
2.75%, 05/28/2025	1,600	1,515
2.75%, 12/03/2030	1,400	1,112
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(3)	3,000	2,373
4.18% (1 Year CMT Index + 2.00%), 03/24/2028(3)	11,760	11,221
5.18%, 11/19/2025	1,500	1,499
Bank of America Corp.
1.53% (SOFR + 0.65%), 12/06/2025(3)	9,210	8,569
1.66% (SOFR + 0.91%), 03/11/2027(3)	950	851
1.73% (SOFR + 0.96%), 07/22/2027(3)	7,170	6,373
1.90% (SOFR + 1.53%), 07/23/2031(3)	1,285	1,027
2.09% (SOFR + 1.06%), 06/14/2029(3)	15,630	13,385
2.30% (SOFR + 1.22%), 07/21/2032(3)	26,051	21,052
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(3)	2,000	1,905
2.55% (SOFR + 1.05%), 02/04/2028(3)	3,075	2,797
2.57% (SOFR + 1.21%), 10/20/2032(3)	4,515	3,724
2.59% (SOFR + 2.15%), 04/29/2031(3)	11,813	10,019
2.68% (SOFR + 1.93%), 06/19/2041(3)	7,418	5,337
2.69% (SOFR + 1.32%), 04/22/2032(3)	17,025	14,293
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(3)	5,130	4,480
2.97% (SOFR + 1.33%), 02/04/2033(3)	4,550	3,876
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(3)	4,530	4,515
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(3)	5,000	4,838
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(3)	1,500	1,453
3.38% (SOFR + 1.33%), 04/02/2026(3)	1,490	1,444
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(3)	4,105	4,092
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(3)	7,800	7,356
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(3)	4,500	4,290
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(3)	10,000	9,589
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(3)	3,457	3,442
3.95%, 04/21/2025	5,201	5,130
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(3)	2,820	2,664
4.00%, 01/22/2025	3,860	3,843
4.20%, 08/26/2024	4,140	4,148
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(3)	1,500	1,441
4.30% (3 Month LIBOR USD + 2.66%), 07/28/2170(3)	3,075	2,571
4.38% (SOFR + 1.58%), 04/27/2028(3)	4,000	3,938
4.45%, 03/03/2026	7,140	7,105
4.57% (SOFR + 1.83%), 04/27/2033(3)	4,694	4,568
6.11%, 01/29/2037	3,580	3,851
7.75%, 05/14/2038	137	169
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(3)	6,132	5,330
Bank of Montreal
1.85%, 05/01/2025	1,950	1,845
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(3)	7,167	6,643
Bank of New York Mellon Corp.
3.00%, 02/24/2025	5,360	5,254
3.30%, 08/23/2029	241	223
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(1)	3,100	2,755
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(3)	3,434	3,259
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(3)	1,572	1,264
3.65%, 03/16/2025	1,500	1,467
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(3)	7,000	6,886
4.34%, 01/10/2028	2,360	2,255
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(3)	2,450	2,408
5.20%, 05/12/2026	500	498

Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,939
4.30%, 05/15/2043	322	298
4.40%, 05/15/2042	1,524	1,435
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	154
Blackstone Secured Lending Fund
3.65%, 07/14/2023	2,110	2,068
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(3)	8,178	7,225
1.68% (SOFR + 0.91%), 06/30/2027(1)(3)	2,660	2,344
1.90% (SOFR + 1.61%), 09/30/2028(1)(3)	6,280	5,367
2.16% (SOFR + 1.22%), 09/15/2029(1)(3)	4,000	3,346
2.22% (SOFR + 2.07%), 06/09/2026(1)(3)	782	722
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(3)	6,899	5,430
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(1)(3)	4,000	3,821
2.87% (SOFR + 1.39%), 04/19/2032(1)(3)	3,560	2,943
3.38%, 01/09/2025(1)	10,725	10,475
3.50%, 03/01/2023(1)	430	429
4.71% (3 Month LIBOR USD + 2.24%), 01/10/2025(1)(3)	1,600	1,599
BOC Aviation Ltd.
2.75%, 09/18/2022(1)	780	779
BOC Aviation USA Corp.
1.63%, 04/29/2024(1)	2,170	2,079
Boston Properties LP
3.13%, 09/01/2023	300	298
3.20%, 01/15/2025	1,139	1,111
3.65%, 02/01/2026	557	541
BPCE SA
1.00%, 01/20/2026(1)	3,225	2,859
1.65% (SOFR + 1.52%), 10/06/2026(1)(3)	1,566	1,402
2.28% (SOFR + 1.31%), 01/20/2032(1)(3)	10,100	7,990
3.12% (SOFR + 1.73%), 10/19/2032(1)(3)	3,000	2,417
3.25%, 01/11/2028(1)	7,815	7,251
4.50%, 03/15/2025(1)	2,000	1,966
4.63%, 07/11/2024(1)	1,300	1,292
5.15%, 07/21/2024(1)	2,800	2,799
5.70%, 10/22/2023(1)	3,645	3,698
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,655
2.50%, 08/16/2031	1,080	847
3.85%, 02/01/2025	1,100	1,082
4.05%, 07/01/2030	2,286	2,063
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	736
4.70%, 09/20/2047	158	138
4.85%, 03/29/2029	875	867
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,285
4.20%, 03/17/2032	6,000	5,461
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(3)	361	317
2.62% (SOFR + 1.27%), 11/02/2032(3)	2,495	2,006
3.20%, 02/05/2025	726	706
3.75%, 07/28/2026	599	572
3.90%, 01/29/2024	3,600	3,594
4.20%, 10/29/2025	400	395
4.93% (SOFR + 2.06%), 05/10/2028(3)	10,187	10,089
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880	8,800
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	8,917
3.20%, 03/02/2027	1,700	1,632
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(3)	32,820	28,979
2.52% (SOFR + 1.18%), 11/03/2032(3)	1,140	925
2.56% (SOFR + 1.17%), 05/01/2032(3)	19,270	15,866
2.57% (SOFR + 2.11%), 06/03/2031(3)	4,423	3,718
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(3)	2,500	2,499
3.06% (SOFR + 1.35%), 01/25/2033(3)	6,852	5,808
3.20%, 10/21/2026	905	861
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(3)	3,846	3,593
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(3)	7,895	7,453
3.70%, 01/12/2026	9,150	8,966
3.79% (SOFR + 1.94%), 03/17/2033(3)	1,000	901
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(3)	12,600	12,114
3.98% (3 Month LIBOR USD + 1.34%), 03/20/2030(3)	3,490	3,264
4.08% (3 Month LIBOR USD + 1.19%), 04/23/2029(3)	1,111	1,056
4.30%, 11/20/2026	1,570	1,547
4.40%, 06/10/2025	12,181	12,163
4.45%, 09/29/2027	8,213	8,043
4.91% (SOFR + 2.09%), 05/24/2033(3)	12,389	12,225
6.63%, 01/15/2028	387	423
Citizens Financial Group, Inc.
2.64%, 09/30/2032	343	274
3.25%, 04/30/2030	5,000	4,437

CNA Financial Corp.
3.45%, 08/15/2027	820	778
3.95%, 05/15/2024	303	303
7.25%, 11/15/2023	7,470	7,811
Comerica, Inc.
4.00%, 02/01/2029	1,900	1,843
Commonwealth Bank of Australia
3.31%, 03/11/2041(1)	1,255	951
3.74%, 09/12/2039(1)	5,000	4,073
Cooperatieve Rabobank UA
3.76% (1 Year CMT Index + 1.42%), 04/06/2033(1)(3)	6,233	5,625
4.38%, 08/04/2025	570	565
Corebridge Financial, Inc.
3.65%, 04/05/2027(1)	2,055	1,932
3.85%, 04/05/2029(1)	1,455	1,345
Corporate Office Properties LP
2.00%, 01/15/2029	860	693
2.90%, 12/01/2033	5,350	4,142
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(3)	27,604	24,300
1.91% (SOFR + 1.68%), 06/16/2026(1)(3)	6,715	6,175
2.81%, 01/11/2041(1)	1,485	1,025
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(3)	5,000	4,567
4.38%, 03/17/2025(1)	305	300
Credit Suisse AG
1.25%, 08/07/2026	3,100	2,710
3.70%, 02/21/2025	560	547
Credit Suisse Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(3)	4,075	3,503
2.19% (SOFR + 2.04%), 06/05/2026(1)(3)	1,020	924
2.59% (SOFR + 1.56%), 09/11/2025(1)(3)	1,450	1,364
3.09% (SOFR + 1.73%), 05/14/2032(1)(3)	2,915	2,320
3.80%, 06/09/2023	8,500	8,419
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(3)	2,000	1,797
4.28%, 01/09/2028(1)	3,973	3,709
4.55%, 04/17/2026	1,500	1,466
Crown Castle International Corp.
4.00%, 03/01/2027	261	254
CubeSmart LP
2.25%, 12/15/2028	7,275	6,216
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2171(1)(3)	1,179	1,106
Danske Bank
1.17% (1 Year CMT Index + 1.03%), 12/08/2023(1)(3)	4,448	4,389
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(3)	2,000	1,790
Deutsche Bank AG
0.96%, 11/08/2023	5,520	5,289
2.13% (SOFR + 1.87%), 11/24/2026(3)(9)	6,700	5,949
2.22% (SOFR + 2.16%), 09/18/2024(3)	2,835	2,733
2.55% (SOFR + 1.32%), 01/07/2028(3)	14,446	12,505
3.30%, 11/16/2022	2,000	1,999
3.70%, 05/30/2024	850	835
3.70%, 05/30/2024	2,063	2,038
3.74% (SOFR + 2.26%), 01/07/2033(3)	5,000	3,640
3.95%, 02/27/2023	5,000	4,989
Dexia Credit Local SA
3.25%, 09/26/2023(1)	500	501
Digital Realty Trust LP
3.70%, 08/15/2027	462	440
Discover Bank
3.45%, 07/27/2026	2,800	2,645
4.20%, 08/08/2023	6,305	6,327
4.65%, 09/13/2028	4,000	3,849
Discover Financial Services
3.75%, 03/04/2025	2,920	2,870
4.10%, 02/09/2027	3,471	3,329
DNB Bank ASA
0.86% (1 Year CMT Index + 0.33%), 09/30/2025(1)(3)	7,075	6,576
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(3)	4,000	3,602
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(3)	3,435	2,981
Duke Realty LP
2.88%, 11/15/2029	800	719
3.25%, 06/30/2026	203	195
Equinix, Inc.
2.00%, 05/15/2028	4,467	3,835
2.90%, 11/18/2026	2,580	2,398
Essex Portfolio LP
1.65%, 01/15/2031	910	711
2.65%, 03/15/2032	1,740	1,445
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,687
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(1)	5,000	4,721
FMR LLC
4.95%, 02/01/2033(1)	250	250
6.45%, 11/15/2039(1)	258	286

GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	963
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,957
Goldman Sachs Capital I
6.35%, 02/15/2034	127	135
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(3)	5,125	4,543
1.54% (SOFR + 0.82%), 09/10/2027(3)	6,340	5,565
1.95% (SOFR + 0.91%), 10/21/2027(3)	2,541	2,249
1.99% (SOFR + 1.09%), 01/27/2032(3)	7,395	5,842
2.38% (SOFR + 1.25%), 07/21/2032(3)	3,165	2,559
2.62% (SOFR + 1.28%), 04/22/2032(3)	9,805	8,140
2.64% (SOFR + 1.11%), 02/24/2028(3)	12,438	11,288
2.65% (SOFR + 1.26%), 10/21/2032(3)	11,273	9,289
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(3)	6,350	6,348
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(3)	5,590	5,431
3.50%, 01/23/2025	6,509	6,412
3.62% (SOFR + 1.85%), 03/15/2028(3)	14,810	14,016
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(3)	9,911	9,398
3.75%, 02/25/2026	9,005	8,827
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(3)	5,000	4,806
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(3)	3,956	3,591
5.15%, 05/22/2045	4,000	3,799
6.75%, 10/01/2037	2,170	2,403
Goodman US Finance Four LLC
4.50%, 10/15/2037(1)	200	184
Goodman US Finance Three LLC
3.70%, 03/15/2028(1)	862	825
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	603
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,796
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	5,024
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,682
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	794
4.30%, 04/15/2043	1,080	956
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	1,380	1,070
Healthpeak Properties, Inc.
3.40%, 02/01/2025	41	40
3.50%, 07/15/2029	1,742	1,606
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	4,892
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(3)	4,240	3,724
2.01% (SOFR + 1.73%), 09/22/2028(3)	3,585	3,066
2.21% (SOFR + 1.29%), 08/17/2029(3)	2,075	1,743
2.36% (SOFR + 1.95%), 08/18/2031(3)	2,580	2,091
2.87% (SOFR + 1.41%), 11/22/2032(3)	2,095	1,714
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(3)	679	669
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(3)	1,301	1,295
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(3)	1,000	919
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(3)	3,161	3,002
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(3)	8,009	7,825
4.76% (SOFR + 2.11%), 06/09/2028(3)	13,664	13,283
6.10%, 01/14/2042	1,060	1,164
HSBC USA, Inc.
3.75%, 05/24/2024	2,450	2,436
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(1)(3)	1,940	1,762
1.73% (SOFR + 1.01%), 04/01/2027(3)	705	629
4.02% (SOFR + 1.83%), 03/28/2028(3)	6,598	6,284
Intact US Holdings, Inc.
4.60%, 11/09/2022	1,500	1,506
International Lease Finance Corp.
5.88%, 08/15/2022	438	439
Intesa Sanpaolo SpA
4.00%, 09/23/2029(1)	10,590	9,437
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,951
4.00%, 01/30/2024	2,489	2,489
JAB Holdings BV
4.50%, 04/08/2052(1)	2,408	1,858
Jefferies Group LLC
6.25%, 01/15/2036	155	156
6.45%, 06/08/2027	428	458
John Hancock Life Insurance Co.
7.38%, 02/15/2024(1)	731	771
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(3)	1,950	1,725
1.47% (SOFR + 0.77%), 09/22/2027(3)	15,960	13,998
1.56% (SOFR + 0.61%), 12/10/2025(3)	9,475	8,852
1.58% (SOFR + 0.89%), 04/22/2027(3)	5,000	4,450
2.07% (SOFR + 1.02%), 06/01/2029(3)	3,750	3,225

2.58% (SOFR + 1.25%), 04/22/2032(3)	6,390	5,377
2.95% (SOFR + 1.17%), 02/24/2028(3)	2,600	2,409
3.11% (SOFR + 2.44%), 04/22/2051(3)	1,474	1,080
3.13%, 01/23/2025	4,000	3,941
3.38%, 05/01/2023	3,800	3,800
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(3)	8,000	7,975
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(3)	5,770	4,889
4.00% (SOFR + 2.75%), 10/01/2170(3)	4,275	3,522
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(3)	2,320	2,224
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(3)	5,140	4,583
4.32% (SOFR + 1.56%), 04/26/2028(3)	1,995	1,962
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(3)	9,660	9,408
4.60% (SOFR + 3.13%), 08/01/2170(3)	1,985	1,676
5.00% (SOFR + 3.38%), 02/01/2171(3)	5,010	4,421
KeyCorp
4.15%, 10/29/2025	950	948
4.79% (SOFR + 2.06%), 06/01/2033(3)	590	582
LeasePlan Corp. NV
2.88%, 10/24/2024(1)	5,500	5,266
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	6,769	5,141
4.25%, 06/15/2023(1)	72	72
4.57%, 02/01/2029(1)	2,301	2,262
5.50%, 06/15/2052(1)	5,750	5,446
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	120
8.50%, 05/15/2025(1)	700	765
Life Storage LP
2.20%, 10/15/2030	2,630	2,108
2.40%, 10/15/2031	1,310	1,043
4.00%, 06/15/2029	1,831	1,689
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,958
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(3)	2,280	2,026
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(3)	8,950	8,919
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(3)	1,075	1,047
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(3)	1,000	936
3.75%, 01/11/2027	2,000	1,931
4.05%, 08/16/2023	3,000	3,007
4.38%, 03/22/2028	949	922
4.50%, 11/04/2024	2,010	2,005
4.58%, 12/10/2025	550	539
LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	4,000
LXP Industrial Trust
2.38%, 10/01/2031	4,601	3,558
M&T Bank Corp.
4.00%, 07/15/2024	4,350	4,326
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(3)	2,090	1,657
4.00%, 07/29/2025(1)	500	498
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(3)	4,000	3,263
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(1)(3)	6,000	5,986
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(1)(3)	2,000	2,001
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(3)	4,445	4,433
Markel Corp.
3.63%, 03/30/2023	400	401
4.15%, 09/17/2050	655	545
5.00%, 04/05/2046	1,265	1,193
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	1,961
4.90%, 04/01/2077(1)	5,000	4,581
7.63%, 11/15/2023(1)	300	310
MassMutual Global Funding II
2.75%, 06/22/2024(1)	700	686
MBIA Insurance Corp.
12.30% (3 Month LIBOR USD + 11.26%), 01/15/2033(1)(3)	86	16
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,957
6.40%, 12/15/2036	3,530	3,549
Metropolitan Life Global Funding I
3.00%, 09/19/2027(1)	1,180	1,112
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,052
4.00%, 11/15/2025	1,500	1,489
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022(1)	764	763
3.96%, 09/19/2023(1)	2,730	2,730
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024(3)	11,588	11,156
2.05%, 07/17/2030	2,940	2,397
2.19%, 02/25/2025	5,000	4,745
3.75%, 07/18/2039	1,615	1,400
Mizuho Bank Ltd.
3.60%, 09/25/2024(1)	1,250	1,239

Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(3)	2,378	2,077
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(3)	8,000	6,336
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(3)	1,740	1,626
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(3)	1,000	798
2.87% (SOFR + 1.57%), 09/13/2030(3)	1,620	1,407
Morgan Stanley
1.51% (SOFR + 0.86%), 07/20/2027(3)	3,032	2,659
1.79% (SOFR + 1.03%), 02/13/2032(3)	2,440	1,919
1.93% (SOFR + 1.02%), 04/28/2032(3)	16,920	13,417
2.19% (SOFR + 1.99%), 04/28/2026(3)	11,050	10,344
2.24% (SOFR + 1.18%), 07/21/2032(3)	3,555	2,880
2.48% (SOFR + 1.00%), 01/21/2028(3)	526	478
2.72% (SOFR + 1.15%), 07/22/2025(3)	873	841
3.13%, 07/27/2026	936	893
3.22% (SOFR + 1.49%), 04/22/2042(3)	5,000	3,935
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(3)	5,882	5,568
3.63%, 01/20/2027	8,854	8,576
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(3)	4,371	4,147
3.88%, 04/29/2024	2,050	2,053
3.88%, 01/27/2026	1,725	1,699
3.95%, 04/23/2027	14,190	13,741
4.10%, 05/22/2023	3,460	3,473
4.35%, 09/08/2026	930	920
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(3)	2,304	2,239
5.00%, 11/24/2025	4,023	4,088
MUFG Bank Ltd.
3.75%, 03/10/2024(1)	3,215	3,201
National Australia Bank Ltd.
2.33%, 08/21/2030(1)	7,300	5,868
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(3)	2,600	2,182
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(3)	2,330	2,112
National Retail Properties, Inc.
3.50%, 10/15/2027	400	375
3.60%, 12/15/2026	700	674
3.90%, 06/15/2024	1,310	1,306
Nationwide Building Society
1.00%, 08/28/2025(1)	1,085	981
1.50%, 10/13/2026(1)	2,800	2,494
4.00%, 09/14/2026(1)	9,650	9,294
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	9,784
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(3)	8,225	7,211
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(3)	1,833	1,760
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(3)	985	927
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(3)	555	554
4.80%, 04/05/2026	3,017	3,005
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(3)	6,005	5,819
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(3)	7,000	6,851
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,105
New York Life Global Funding
3.00%, 01/10/2028(1)	2,022	1,914
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	3,618
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,378
1.85%, 07/16/2025	5,000	4,578
2.61%, 07/14/2031	2,025	1,615
2.65%, 01/16/2025	2,597	2,477
2.68%, 07/16/2030	1,550	1,268
2.71%, 01/22/2029	11,000	9,390
Nordea Bank Abp
1.50%, 09/30/2026(1)	1,479	1,314
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(3)	411	387
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,760
Office Properties Income Trust
2.40%, 02/01/2027	2,800	2,288
4.50%, 02/01/2025	2,261	2,166
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	1,017
ORIX Corp.
3.25%, 12/04/2024	1,500	1,476
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(3)	743	626
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(1)	2,655	2,645
5.50%, 02/15/2024(1)	275	273
Physicians Realty LP
2.63%, 11/01/2031	1,360	1,095
PNC Bank N.A.
2.50%, 08/27/2024	1,615	1,569
3.88%, 04/10/2025	7,840	7,774
4.20%, 11/01/2025	322	322

PNC Financial Services Group, Inc.
4.63% (SOFR + 1.85%), 06/06/2033(3)	5,113	4,938
Principal Life Global Funding II
1.38%, 01/10/2025(1)	4,722	4,405
3.00%, 04/18/2026(1)	2,000	1,908
Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,280
3.55%, 01/15/2024	2,489	2,507
Prologis LP
1.25%, 10/15/2030	10,115	7,996
2.25%, 04/15/2030	305	264
Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,435
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	1,061
6.63%, 06/21/2040	5,995	6,914
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,871
Public Storage
1.95%, 11/09/2028	1,668	1,442
2.25%, 11/09/2031	1,401	1,158
Realty Income Corp.
1.80%, 03/15/2033	1,320	1,010
3.25%, 01/15/2031	1,740	1,582
4.60%, 02/06/2024	7,100	7,160
Regency Centers LP
2.95%, 09/15/2029	2,200	1,933
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,742
Safehold Operating Partnership LP
2.80%, 06/15/2031	7,000	5,693
2.85%, 01/15/2032	4,308	3,458
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	5,786
4.75%, 04/08/2032(1)	5,000	4,551
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(3)	2,290	1,999
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(3)	800	743
Santander UK Plc
5.00%, 11/07/2023(1)	4,150	4,179
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(1)	1,390	1,350
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(3)	1,865	1,662
SITE Centers Corp.
4.70%, 06/01/2027	368	363
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(3)	19,302	17,025
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(3)	7,100	6,193
2.63%, 01/22/2025(1)	1,907	1,813
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(3)	8,975	7,167
3.00%, 01/22/2030(1)	562	477
3.63%, 03/01/2041(1)	6,000	4,093
4.03% (1 Year CMT Index + 1.90%), 01/21/2043(1)(3)	3,282	2,321
4.25%, 04/14/2025(1)	2,880	2,822
5.00%, 01/17/2024(1)	860	864
6.22% (1 Year CMT Index + 3.20%), 06/15/2033(1)(3)	4,500	4,295
SouthTrust Bank
7.69%, 05/15/2025	253	273
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(3)	10,474	9,234
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(3)	10,598	9,814
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(3)	5,000	4,466
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(3)	1,360	1,288
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(3)	800	754
State Bank of India
4.38%, 01/24/2024(1)	6,475	6,509
State Street Corp.
2.20%, 03/03/2031	14,130	11,555
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(3)	1,000	935
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/2023	250	251
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	3,668	3,369
2.13%, 07/08/2030	2,650	2,180
2.63%, 07/14/2026	644	601
3.04%, 07/16/2029	5,005	4,456
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(1)	3,871	3,511
Svenska Handelsbanken AB
3.95%, 06/10/2027(1)	11,443	11,200
Synchrony Financial
3.95%, 12/01/2027	1,500	1,367
4.50%, 07/23/2025	4,000	3,892
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	2,991

4.90%, 09/15/2044(1)	200	192
6.85%, 12/16/2039(1)	218	256
Toronto-Dominion Bank
4.46%, 06/08/2032	6,232	6,162
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,279
6.13%, 08/15/2043	5,000	5,092
Truist Financial Corp.
2.85%, 10/26/2024	1,000	980
4.00%, 05/01/2025	424	425
4.12% (SOFR + 1.37%), 06/06/2028(3)	7,293	7,183
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(3)	3,460	3,096
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	4,581
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(3)	6,550	5,806
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(3)	1,515	1,326
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(3)	6,420	5,097
2.75% (1 Year CMT Index + 1.10%), 02/11/2033(1)(3)	1,450	1,180
2.79% (SOFR + 1.58%), 05/12/2026(1)(3)	5,330	5,320
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(1)(3)	6,625	6,623
4.13%, 09/24/2025(1)	2,510	2,490
4.25%, 03/23/2028(1)	3,000	2,911
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(3)	1,770	1,763
UDR, Inc.
1.90%, 03/15/2033	2,025	1,530
2.10%, 08/01/2032	1,430	1,112
2.95%, 09/01/2026	276	260
3.00%, 08/15/2031	415	355
3.20%, 01/15/2030	1,565	1,405
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(3)	1,135	980
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(3)	2,330	2,084
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(1)(3)	1,400	1,228
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(1)(3)	715	657
Ventas Realty LP
3.25%, 10/15/2026	323	305
3.50%, 02/01/2025	251	245
3.75%, 05/01/2024	382	379
3.85%, 04/01/2027	677	654
4.13%, 01/15/2026	126	125
Vornado Realty LP
3.50%, 01/15/2025	800	774
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(3)	4,525	4,253
2.39% (SOFR + 2.10%), 06/02/2028(3)	2,875	2,575
2.57% (SOFR + 1.26%), 02/11/2031(3)	12,110	10,410
3.00%, 04/22/2026	2,125	2,022
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(3)	6,623	6,270
4.10%, 06/03/2026	3,580	3,521
4.30%, 07/22/2027	729	721
4.40%, 06/14/2046	626	545
4.61% (SOFR + 2.13%), 04/25/2053(3)	3,301	3,054
4.65%, 11/04/2044	675	607
4.90%, 11/17/2045	1,571	1,456
5.38%, 11/02/2043	317	310
Welltower, Inc.
2.70%, 02/15/2027	497	459
3.10%, 01/15/2030	1,085	961
6.50%, 03/15/2041	700	785
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	1,743
Weyerhaeuser Co.
7.38%, 03/15/2032	142	164
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,996
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,470
2.45%, 02/01/2032	1,360	1,094
4.25%, 10/01/2026	3,404	3,357
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,219
XLIT Ltd.
5.25%, 12/15/2043	2,700	2,861

Total Financials		1,885,042

Industrials – 1.68%
Airbus SE
3.15%, 04/10/2027(1)	736	709
3.95%, 04/10/2047(1)	150	132
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,951
Amphenol Corp.
3.20%, 04/01/2024	8,135	8,075
Arrow Electronics, Inc.
3.25%, 09/08/2024	219	214
3.88%, 01/12/2028	221	210
4.50%, 03/01/2023	183	184

BAE Systems Plc
1.90%, 02/15/2031(1)	6,886	5,539
3.00%, 09/15/2050(1)	754	535
5.80%, 10/11/2041(1)	400	419
Berry Global, Inc.
1.57%, 01/15/2026	17,410	15,525
Boeing Co.
1.17%, 02/04/2023	2,040	2,017
1.43%, 02/04/2024	4,150	3,964
1.95%, 02/01/2024	2,080	2,013
2.20%, 02/04/2026	19,535	17,608
2.75%, 02/01/2026	2,010	1,866
2.85%, 10/30/2024	3,650	3,534
3.10%, 05/01/2026	1,529	1,424
3.25%, 03/01/2028	2,061	1,835
3.30%, 03/01/2035	1,410	1,069
3.63%, 02/01/2031	4,745	4,096
3.95%, 08/01/2059	4,825	3,248
4.88%, 05/01/2025	5,616	5,595
5.04%, 05/01/2027	1,185	1,171
5.15%, 05/01/2030	4,225	4,056
5.71%, 05/01/2040	1,555	1,450
5.81%, 05/01/2050	6,010	5,520
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	4,625	3,453
3.30%, 09/15/2051	2,162	1,733
3.55%, 02/15/2050	517	432
4.38%, 09/01/2042	462	436
4.45%, 01/15/2053	4,785	4,628
5.15%, 09/01/2043	389	403
5.40%, 06/01/2041	542	574
5.75%, 05/01/2040	373	409
6.15%, 05/01/2037	320	377
7.29%, 06/01/2036	134	168
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644	625
Carlisle Companies, Inc.
3.50%, 12/01/2024	3,025	2,990
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,788
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	191
CRH America, Inc.
3.88%, 05/18/2025(1)	354	352
5.13%, 05/18/2045(1)	230	223
CSX Corp.
3.35%, 09/15/2049	305	239
4.10%, 03/15/2044	175	154
4.65%, 03/01/2068	2,000	1,806
4.75%, 11/15/2048	1,280	1,250
5.50%, 04/15/2041	402	420
Eaton Corp.
4.00%, 11/02/2032	143	138
5.80%, 03/15/2037	500	540
7.63%, 04/01/2024	206	219
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202	2,130
Embraer Overseas Ltd.
5.70%, 09/16/2023(1)	4,000	4,045
FedEx Corp.
4.95%, 10/17/2048	3,000	2,856
Flex Ltd.
3.75%, 02/01/2026	14,000	13,396
GE Capital Funding LLC
4.55%, 05/15/2032	1,595	1,538
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	8,599	8,031
Graphic Packaging International LLC
0.82%, 04/15/2024(1)	6,170	5,804
1.51%, 04/15/2026(1)	11,485	10,366
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650	649
3.88%, 03/01/2026	1,380	1,366
Johnson Controls International Plc
4.95%, 07/02/2064(2)	928	823
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	13,057
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,970	1,572
3.83%, 04/27/2025	820	813
4.85%, 04/27/2035	1,000	984
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,748
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811	774
3.50%, 12/15/2027	6,165	5,823
4.25%, 07/02/2024	1,705	1,713
6.25%, 05/01/2037	107	114

Masco Corp.
2.00%, 10/01/2030	760	600
6.50%, 08/15/2032	1,240	1,334
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,126	2,684
5.50%, 07/31/2047(1)	3,902	2,675
Norfolk Southern Corp.
3.95%, 10/01/2042	332	289
4.05%, 08/15/2052	1,100	958
4.80%, 08/15/2043	1,273	1,173
5.59%, 05/17/2025	6	6
7.80%, 05/15/2027	1,705	1,967
Northrop Grumman Corp.
3.25%, 01/15/2028	250	238
3.85%, 04/15/2045	195	164
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,503
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430	2,963
Pactiv LLC
7.95%, 12/15/2025	34	30
Parker-Hannifin Corp.
4.10%, 03/01/2047	583	500
4.45%, 11/21/2044	333	299
4.50%, 09/15/2029	7,227	7,191
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)	7,300	6,517
3.95%, 03/10/2025(1)	7,000	6,892
Precision Castparts Corp.
4.20%, 06/15/2035	75	74
4.38%, 06/15/2045	415	393
Raytheon Technologies Corp.
2.82%, 09/01/2051	2,550	1,825
3.20%, 03/15/2024	409	405
3.75%, 11/01/2046	1,130	957
4.15%, 05/15/2045	1,683	1,496
4.35%, 04/15/2047	970	898
4.50%, 06/01/2042	1,823	1,738
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(1)	700	653
3.13%, 03/16/2024(1)	800	794
4.40%, 05/27/2045(1)	513	486
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,189
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	10,826
Textron, Inc.
3.65%, 03/15/2027	4,975	4,796
Timken Co.
3.88%, 09/01/2024	1,000	992
TTX Co.
3.60%, 01/15/2025(1)	2,000	1,975
Union Pacific Corp.
4.10%, 09/15/2067	200	170
Vontier Corp.
2.40%, 04/01/2028	8,000	6,706
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,878
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,556
4.38%, 08/15/2023	322	323
WestRock MWV LLC
8.20%, 01/15/2030	537	640
WRKCo, Inc.
3.75%, 03/15/2025	1,300	1,288
Xylem, Inc.
1.95%, 01/30/2028	2,170	1,917
2.25%, 01/30/2031	960	800
3.25%, 11/01/2026	192	186

Total Industrials		287,053

Technology – 1.54%
Activision Blizzard, Inc.
1.35%, 09/15/2030	1,423	1,142
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,619
Apple, Inc.
2.45%, 08/04/2026	1,111	1,063
2.70%, 08/05/2051	5,980	4,460
3.45%, 02/09/2045	1,357	1,180
3.85%, 08/04/2046	776	710
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,529
3.14%, 11/15/2035(1)	16,812	12,767
3.19%, 11/15/2036(1)	17,915	13,618
4.11%, 09/15/2028	3,329	3,159
4.75%, 04/15/2029	6,850	6,637
4.93%, 05/15/2037(1)	436	391

CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	12,535
CGI, Inc.
1.45%, 09/14/2026	2,182	1,927
2.30%, 09/14/2031	3,919	3,144
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(1)	6,349	4,536
3.45%, 12/15/2051(1)	971	657
5.30%, 10/01/2029	1,100	1,084
5.45%, 06/15/2023	1,620	1,636
6.02%, 06/15/2026	8,889	9,226
Fiserv, Inc.
3.20%, 07/01/2026	890	843
3.85%, 06/01/2025	5,000	4,949
4.40%, 07/01/2049	2,850	2,449
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,867
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500	7,514
HP, Inc.
3.00%, 06/17/2027	1,380	1,276
KLA Corp.
3.30%, 03/01/2050	1,800	1,426
4.65%, 07/15/2032	3,578	3,650
5.25%, 07/15/2062	4,230	4,360
Leidos, Inc.
2.30%, 02/15/2031	1,075	856
3.63%, 05/15/2025	3,500	3,426
Microchip Technology, Inc.
0.97%, 02/15/2024	30,970	29,405
0.98%, 09/01/2024	2,397	2,235
2.67%, 09/01/2023	5,353	5,264
Micron Technology, Inc.
2.70%, 04/15/2032	7,951	6,340
3.37%, 11/01/2041	331	240
Microsoft Corp.
2.40%, 08/08/2026	600	577
2.53%, 06/01/2050	9,330	6,872
3.04%, 03/17/2062	589	457
3.50%, 02/12/2035	318	305
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	3,495	2,873
2.65%, 02/15/2032	4,875	4,004
2.70%, 05/01/2025	2,110	2,006
3.25%, 05/11/2041	5,003	3,766
3.40%, 05/01/2030	2,970	2,620
4.30%, 06/18/2029	7,077	6,752
Oracle Corp.
2.95%, 04/01/2030	7,672	6,552
3.60%, 04/01/2040	2,500	1,868
3.60%, 04/01/2050	2,355	1,636
3.65%, 03/25/2041	1,537	1,145
3.80%, 11/15/2037	600	467
3.85%, 07/15/2036	1,065	856
3.90%, 05/15/2035	936	772
4.30%, 07/08/2034	221	193
4.38%, 05/15/2055	400	301
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,590
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,613
2.00%, 06/30/2030	1,150	926
Seagate HDD Cayman
4.75%, 06/01/2023	1,500	1,485
ServiceNow, Inc.
1.40%, 09/01/2030	6,530	5,110
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,797
TSMC Arizona Corp.
3.13%, 10/25/2041	4,500	3,692
4.50%, 04/22/2052	1,880	1,839
VMware, Inc.
1.40%, 08/15/2026	8,282	7,327
1.80%, 08/15/2028	1,928	1,601
2.20%, 08/15/2031	10,586	8,336
4.65%, 05/15/2027	1,370	1,363
Workday, Inc.
3.50%, 04/01/2027	3,141	3,004
3.70%, 04/01/2029	4,243	3,969
3.80%, 04/01/2032	7,025	6,419
Xilinx, Inc.
2.38%, 06/01/2030	2,000	1,764

Total Technology		262,977

Utilities – 2.82%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,791

AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,994
AEP Transmission Co. LLC
2.75%, 08/15/2051	3,446	2,415
3.15%, 09/15/2049	580	440
3.75%, 12/01/2047	2,600	2,209
4.00%, 12/01/2046	2,020	1,784
4.25%, 09/15/2048	4,790	4,393
Alabama Power Co.
2.80%, 04/01/2025	2,025	1,979
3.75%, 03/01/2045	182	150
4.10%, 01/15/2042	233	203
4.15%, 08/15/2044	205	181
6.13%, 05/15/2038	219	240
Alexander Funding Trust
1.84%, 11/15/2023(1)	2,000	1,915
Alfa Desarrollo SpA
4.55%, 09/27/2051(1)	2,468	1,771
Ameren Corp.
2.50%, 09/15/2024	2,153	2,087
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032	2,916
American Water Capital Corp.
3.45%, 06/01/2029	590	555
3.85%, 03/01/2024	500	499
4.00%, 12/01/2046	2,350	2,039
6.59%, 10/15/2037	386	447
APA Infrastructure Ltd.
4.20%, 03/23/2025(1)	2,100	2,082
4.25%, 07/15/2027(1)	1,098	1,068
Arizona Public Service Co.
3.35%, 06/15/2024	676	668
3.75%, 05/15/2046	2,290	1,850
5.05%, 09/01/2041	349	327
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,647
4.15%, 01/15/2043	830	735
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	9,996
Avangrid, Inc.
3.15%, 12/01/2024	610	596
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	694
3.20%, 09/15/2049	1,105	856
3.50%, 08/15/2046	375	307
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	5,424
3.50%, 02/01/2025	625	625
6.13%, 04/01/2036	366	404
Boston Gas Co.
4.49%, 02/15/2042(1)	253	226
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,058
4.27%, 03/15/2048(1)	1,100	899
4.50%, 03/10/2046(1)	2,000	1,713
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	137
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(1)	1,910	1,882
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,254
CMS Energy Corp.
2.95%, 02/15/2027	348	327
3.00%, 05/15/2026	110	105
3.45%, 08/15/2027	350	335
Colbun SA
3.15%, 01/19/2032(1)	464	373
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	5,000	4,468
4.88%, 01/15/2024(1)	322	320
Commonwealth Edison Co.
3.65%, 06/15/2046	364	309
3.75%, 08/15/2047	1,000	861
4.00%, 03/01/2048	4,615	4,149
Connecticut Light & Power Co.
3.20%, 03/15/2027	600	583
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,479
3.88%, 06/15/2047	1,800	1,507
4.13%, 05/15/2049	4,293	3,780
4.30%, 12/01/2056	3,050	2,672
4.50%, 05/15/2058	538	483
5.70%, 06/15/2040	318	336
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561	7,271
Constellation Energy Generation LLC
5.75%, 10/01/2041	3,192	3,090
6.25%, 10/01/2039	300	307

Consumers Energy Co.
3.25%, 08/15/2046	190	153
4.35%, 08/31/2064	191	175
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	147
Dominion Energy, Inc.
2.45%, 01/15/2023(1)	3,264	3,244
2.85%, 08/15/2026	304	288
3.30%, 04/15/2041	1,438	1,128
4.90%, 08/01/2041	212	204
5.25%, 08/01/2033	1,161	1,198
7.00%, 06/15/2038	124	143
DTE Energy Co.
1.05%, 06/01/2025	3,707	3,410
2.53%, 10/01/2024	3,878	3,735
Duke Energy Carolinas LLC
3.70%, 12/01/2047	878	743
4.25%, 12/15/2041	141	130
6.00%, 12/01/2028	235	254
Duke Energy Corp.
3.75%, 09/01/2046	13,800	10,867
3.95%, 08/15/2047	3,432	2,784
Duke Energy Florida LLC
4.20%, 07/15/2048	3,636	3,308
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	508
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,212
3.70%, 10/15/2046	506	429
4.10%, 05/15/2042	217	196
4.10%, 03/15/2043	181	162
4.15%, 12/01/2044	129	115
4.20%, 08/15/2045	325	295
4.38%, 03/30/2044	132	123
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	2,054
3.62%, 08/01/2027(1)	6,675	6,199
Edison International
3.13%, 11/15/2022	4,014	4,007
3.55%, 11/15/2024	3,606	3,518
5.75%, 06/15/2027	10,028	10,177
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	4,639
Emera US Finance LP
3.55%, 06/15/2026	3,895	3,728
4.75%, 06/15/2046	900	792
Enel Finance International NV
1.88%, 07/12/2028(1)	270	226
2.65%, 09/10/2024(1)	1,440	1,395
3.50%, 04/06/2028(1)	5,845	5,402
4.75%, 05/25/2047(1)	7,050	6,004
5.50%, 06/15/2052(1)	1,605	1,524
6.00%, 10/07/2039(1)	307	305
6.80%, 09/15/2037(1)	2,425	2,678
Engie Energia Chile SA
3.40%, 01/28/2030(1)	1,600	1,358
Entergy Arkansas LLC
2.65%, 06/15/2051	960	665
3.50%, 04/01/2026	307	303
Entergy Corp.
2.95%, 09/01/2026	310	294
Entergy Louisiana LLC
2.40%, 10/01/2026	650	602
2.90%, 03/15/2051	1,570	1,132
3.05%, 06/01/2031	440	396
3.12%, 09/01/2027	370	352
4.00%, 03/15/2033	2,610	2,482
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	10,305
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,717
Evergy Metro, Inc.
3.15%, 03/15/2023	375	374
4.20%, 03/15/2048	500	448
5.30%, 10/01/2041	1,032	1,062
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,933
Eversource Energy
2.90%, 03/01/2027	7,736	7,262
Exelon Corp.
4.95%, 06/15/2035	1,500	1,462
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	8,594
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	3,735	3,157
4.35%, 01/15/2025(1)	9,387	9,240

4.55%, 04/01/2049(1)	2,858	2,300
5.45%, 07/15/2044(1)	1,702	1,591
Florida Power & Light Co.
2.88%, 12/04/2051	6,536	4,860
5.40%, 09/01/2035	700	746
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,156
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,188
Israel Electric Corp. Ltd.
3.75%, 02/22/2032(1)	3,154	2,818
4.25%, 08/14/2028(1)	2,173	2,088
6.88%, 06/21/2023(1)	7,780	7,973
ITC Holdings Corp.
2.70%, 11/15/2022	10,512	10,473
2.95%, 05/14/2030(1)	890	785
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	731
6.15%, 06/01/2037	400	426
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	410	416
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	507
Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	516
MidAmerican Energy Co.
3.50%, 10/15/2024	317	317
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,659
Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,630
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	985
Nevada Power Co.
5.38%, 09/15/2040	261	269
5.45%, 05/15/2041	386	388
New England Power Co.
3.80%, 12/05/2047(1)	5,108	4,243
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	774
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	7,671	7,539
4.45%, 06/20/2025	3,505	3,529
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,779
3.51%, 10/01/2024(1)	258	253
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,282
2.95%, 09/01/2029	1,520	1,346
3.95%, 03/30/2048	862	715
4.38%, 05/15/2047	3,618	3,184
5.80%, 02/01/2042	774	784
Northern States Power Co.
3.60%, 09/15/2047	2,395	2,011
4.13%, 05/15/2044	1,480	1,341
NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,430
2.45%, 12/02/2027(1)	6,215	5,336
4.45%, 06/15/2029(1)	1,155	1,035
OGE Energy Corp.
0.70%, 05/26/2023	1,300	1,267
Ohio Power Co.
2.90%, 10/01/2051	1,390	994
4.15%, 04/01/2048	1,190	1,039
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	1,690	1,642
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,466
5.75%, 03/15/2029	124	134
Pacific Gas & Electric Co.
1.37%, 03/10/2023	13,123	12,922
1.70%, 11/15/2023	1,880	1,812
2.37% (SOFR + 1.15%), 11/14/2022(3)	2,245	2,236
2.95%, 03/01/2026	990	899
3.25%, 02/16/2024	12,309	11,989
3.45%, 07/01/2025	1,570	1,476
3.75%, 02/15/2024	676	661
3.75%, 08/15/2042	376	254
4.00%, 12/01/2046	2,289	1,606
4.25%, 08/01/2023	2,482	2,468
4.30%, 03/15/2045	638	464
4.45%, 04/15/2042	1,905	1,431
4.50%, 07/01/2040	2,046	1,586
5.90%, 06/15/2032	1,141	1,103
PECO Energy Co.
2.80%, 06/15/2050	860	628
2.85%, 09/15/2051	2,878	2,110

3.70%, 09/15/2047	2,120	1,840
3.90%, 03/01/2048	5,235	4,684
4.15%, 10/01/2044	353	320
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,214
Pepco Holdings LLC
7.45%, 08/15/2032	222	260
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/2027(1)	3,453	3,317
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,745
Potomac Electric Power Co.
6.50%, 11/15/2037	136	158
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,588
4.13%, 06/15/2044	208	186
Public Service Co. of Colorado
3.55%, 06/15/2046	353	290
4.10%, 06/15/2048	2,515	2,294
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	730
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000	990
3.60%, 12/01/2047	1,605	1,358
5.38%, 11/01/2039	117	121
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,668
Puget Energy, Inc.
2.38%, 06/15/2028	4,023	3,517
3.65%, 05/15/2025	1,200	1,175
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,644
3.75%, 06/01/2047	4,417	3,728
3.95%, 11/15/2041	310	266
5.35%, 05/15/2040	3,430	3,501
6.00%, 06/01/2026	213	228
Sempra Energy
6.00%, 10/15/2039	752	795
Southern California Edison Co.
2.95%, 02/01/2051	6,220	4,217
3.45%, 02/01/2052	594	442
3.50%, 10/01/2023	328	328
3.65%, 03/01/2028	1,200	1,136
3.90%, 12/01/2041	392	317
4.05%, 03/15/2042	800	659
4.13%, 03/01/2048	1,880	1,547
5.45%, 06/01/2052	1,815	1,782
6.05%, 03/15/2039	253	265
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,316
Southern Co.
4.48%, 08/01/2024(2)	9,015	9,049
5.11%, 08/01/2027	4,294	4,330
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230	227
3.25%, 06/15/2026	225	216
3.95%, 10/01/2046	282	231
4.40%, 06/01/2043	160	139
5.88%, 03/15/2041	1,210	1,274
Southern Power Co.
5.15%, 09/15/2041	746	702
Southwest Gas Corp.
3.80%, 09/29/2046	508	395
Southwestern Public Service Co.
4.50%, 08/15/2041	350	330
Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,130
6.15%, 05/15/2037	680	754
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371	322
Union Electric Co.
2.95%, 06/15/2027	715	683
3.65%, 04/15/2045	1,370	1,132
3.90%, 04/01/2052	3,065	2,696
Virginia Electric & Power Co.
3.45%, 02/15/2024	191	191
3.50%, 03/15/2027	1,732	1,691
3.80%, 04/01/2028	2,675	2,615
4.45%, 02/15/2044	126	117
4.65%, 08/15/2043	1,765	1,681
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,460	8,166
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	200
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285	280

Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	4,929

Total Utilities		482,644

Total Corporate Bonds (Cost: $5,438,941)		4,865,740

Government Related – 24.19%
Other Government Related – 1.46%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	608
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350	1,772
Atlanta Independent School System
5.56%, 03/01/2026	535	571
Bay Area Toll Authority
2.57%, 04/01/2031	6,700	6,123
6.26%, 04/01/2049	1,650	2,106
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,474
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	3,170
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	670	732
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,187
4.34%, 03/07/2042	2,950	2,626
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,849
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,585	1,818
Clark County School District
5.51%, 06/15/2024	1,700	1,739
Colombia Government International Bond
3.00%, 01/30/2030	2,682	2,041
4.50%, 03/15/2029	1,411	1,217
Corp. Andina de Fomento
2.75%, 01/06/2023	1,125	1,123
Curators of the University of Missouri
5.96%, 11/01/2039	3,445	3,996
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	878
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,317
Fannie Mae
0.88%, 08/05/2030	3,585	2,966
1.63%, 01/07/2025	6,247	6,032
1.88%, 09/24/2026	170	162
2.63%, 09/06/2024	5,221	5,173
6.63%, 11/15/2030	2,920	3,608
7.13%, 01/15/2030	1,500	1,886
Federal Home Loan Banks
4.00%, 10/24/2029	2,000	2,097
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,764	4,674
Finnvera OYJ
2.38%, 06/04/2025(1)	600	586
Hydro-Quebec
8.05%, 07/07/2024	638	695
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,451
Indonesia Government International Bond
4.13%, 01/15/2025(1)	1,325	1,318
Israel Government AID Bond
0.00%, 09/15/2023	1,837	1,764
0.00%, 11/01/2024	1,000	922
5.50%, 09/18/2033	619	733
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(1)	200	194
2.13%, 10/25/2023(1)	3,400	3,360
3.25%, 04/24/2023(1)	1,000	1,001
Korea National Oil Corp.
1.75%, 04/18/2025(1)	5,339	5,032
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400	3,129
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,122
3.50%, 02/12/2034	3,202	2,645
3.75%, 01/11/2028	3,517	3,368
3.77%, 05/24/2061	1,753	1,135
4.13%, 01/21/2026	1,014	1,014
4.28%, 08/14/2041	6,339	5,010
4.35%, 01/15/2047	42	32
4.40%, 02/12/2052	3,052	2,294
4.60%, 01/23/2046	1,494	1,195
4.60%, 02/10/2048	1,482	1,171
4.75%, 03/08/2044	450	374
5.75%, 10/12/2110	588	493

New Hampshire Housing Finance Authority
3.75%, 07/01/2034	15	15
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,100	5,342
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	7,576
New York State Dormitory Authority
2.20%, 03/15/2034	4,165	3,400
5.60%, 03/15/2040	260	288
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,220
North American Development Bank
2.40%, 10/26/2022	684	683
North Carolina Housing Finance Agency
3.00%, 01/01/2033	320	320
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(3)(5)	7,791	7,723
Ohio State University
4.05%, 12/01/2056	406	391
4.80%, 06/01/2111	1,102	1,105
Panama Government International Bond
4.50%, 04/16/2050	1,610	1,310
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,887
5.63%, 11/18/2050	190	197
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	2,008
5.65%, 11/01/2040	435	487
5.65%, 11/01/2040	1,260	1,411
Province of Manitoba Canada
2.13%, 06/22/2026	400	382
Qatar Government International Bond
4.40%, 04/16/2050(1)	3,490	3,325
4.82%, 03/14/2049(1)	1,200	1,206
5.10%, 04/23/2048(1)	3,140	3,285
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,379
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403	399
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	708
Romanian Government International Bond
6.00%, 05/25/2034(1)	7,000	6,324
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,274
2.88%, 03/04/2023(1)	5,560	5,545
3.45%, 02/02/2061(1)	1,185	886
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,686
State of California
7.30%, 10/01/2039	4,025	5,207
7.50%, 04/01/2034	5,540	7,110
State of Illinois
5.00%, 10/01/2022	685	690
5.00%, 11/01/2022	10,340	10,434
5.10%, 06/01/2033	10,560	10,624
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,202
1.50%, 09/15/2031	1,230	1,046
2.88%, 02/01/2027	805	794
4.25%, 09/15/2065	1,720	1,760
4.63%, 09/15/2060	1,308	1,443
5.50%, 06/15/2038	57	66
5.88%, 04/01/2036	2,967	3,600
7.13%, 05/01/2030	1,615	2,029
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,627
0.00%, 03/15/2032	1,514	1,066
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,656
0.00%, 06/15/2035	258	157
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,592
Three Rivers Local School District
5.21%, 09/15/2027	285	285
Tokyo Metropolitan Government
3.25%, 06/01/2023(1)	1,200	1,200
University of Michigan
4.45%, 04/01/2122	7,800	7,100
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,487
University of Virginia
2.58%, 11/01/2051	3,150	2,317
4.18%, 09/01/2117	1,540	1,333
Uruguay Government International Bond
4.98%, 04/20/2055	790	780
5.10%, 06/18/2050	1,150	1,155

West Contra Costa Unified School District
6.25%, 08/01/2030	215	246
Westlake City School District
5.23%, 12/01/2026	430	431

Total Other Government Related		250,457

U.S. Treasury Obligations – 22.73%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(10)	828	879
2.50%, 01/15/2029(10)	556	618
3.63%, 04/15/2028(10)	1,864	2,178
U.S. Treasury Note/Bond
0.25%, 05/31/2025	30,950	28,560
0.25%, 07/31/2025	6,707	6,158
0.25%, 08/31/2025	14,022	12,839
0.25%, 09/30/2025	35,771	32,682
0.38%, 07/15/2024	83,750	79,438
0.38%, 11/30/2025	34,650	31,648
0.38%, 12/31/2025	16,736	15,253
0.38%, 01/31/2026	45,164	41,068
0.50%, 02/28/2026	68,133	62,100
0.63%, 07/31/2026	26,486	24,020
0.63%, 08/15/2030	2,700	2,238
0.75%, 03/31/2026(11)	141,999	130,423
0.75%, 04/30/2026	50,909	46,669
0.75%, 05/31/2026	29,191	26,709
0.75%, 08/31/2026	38,265	34,830
0.75%, 01/31/2028	60,000	52,842
0.88%, 06/30/2026	64,345	59,069
0.88%, 09/30/2026	42,561	38,870
0.88%, 11/15/2030	20,235	17,085
1.00%, 07/31/2028	32,000	28,301
1.13%, 10/31/2026	103,034	94,972
1.13%, 08/31/2028	234,050	208,295
1.13%, 05/15/2040	5,125	3,568
1.13%, 08/15/2040	9,056	6,256
1.25%, 11/30/2026	14,157	13,109
1.25%, 12/31/2026	21,469	19,844
1.25%, 03/31/2028	56,535	51,076
1.25%, 06/30/2028	90,462	81,377
1.25%, 09/30/2028	24,505	21,948
1.25%, 08/15/2031	67,290	57,927
1.25%, 05/15/2050	36,261	23,071
1.38%, 11/15/2031	8,874	7,696
1.38%, 11/15/2040	210,649	151,708
1.38%, 08/15/2050	37,840	24,908
1.50%, 09/30/2024	26,000	25,151
1.50%, 01/31/2027	2,499	2,333
1.50%, 02/15/2030	1,855	1,666
1.63%, 05/15/2026	20,000	18,954
1.63%, 08/15/2029	380	346
1.63%, 05/15/2031	4,225	3,775
1.63%, 11/15/2050	33,177	23,334
1.75%, 01/31/2023	12,000	11,942
1.75%, 12/31/2024	37,138	35,992
1.75%, 12/31/2026	115	109
1.75%, 01/31/2029	82,880	76,415
1.75%, 08/15/2041	38,777	29,496
1.88%, 02/28/2027	44,460	42,202
1.88%, 02/28/2029	33,900	31,507
1.88%, 02/15/2032	74,244	67,260
1.88%, 02/15/2041	37,782	29,631
1.88%, 02/15/2051	41,454	31,096
1.88%, 11/15/2051	102,096	76,604
2.00%, 06/30/2024	543	533
2.00%, 08/15/2025	150	145
2.00%, 11/15/2026	45,425	43,431
2.00%, 11/15/2041	22,413	17,801
2.00%, 02/15/2050	35,859	27,788
2.00%, 08/15/2051	32,246	24,921
2.13%, 12/31/2022	20,000	19,958
2.13%, 02/29/2024	10,842	10,695
2.13%, 05/15/2025	670	654
2.25%, 11/15/2024	20,529	20,181
2.25%, 11/15/2025	142,371	138,667
2.25%, 02/15/2027	1,530	1,475
2.25%, 11/15/2027	4,075	3,907
2.25%, 05/15/2041	168,034	140,217
2.25%, 08/15/2046	39,102	31,529
2.25%, 08/15/2049	9,259	7,597
2.25%, 02/15/2052	62,514	51,447
2.38%, 03/31/2029	30,000	28,717
2.38%, 02/15/2042	124,141	105,268
2.38%, 11/15/2049	32,332	27,308
2.38%, 05/15/2051	19,851	16,758
2.50%, 05/15/2024	738	731
2.50%, 02/28/2026	1,285	1,260
2.50%, 03/31/2027	15,034	14,668

2.50%, 02/15/2045	152,475	129,318
2.50%, 02/15/2046	14,435	12,240
2.50%, 05/15/2046	38,500	32,632
2.63%, 01/31/2026	25,000	24,638
2.63%, 05/31/2027	76,051	74,613
2.75%, 05/31/2023	1,737	1,735
2.75%, 02/15/2024	1,000	997
2.75%, 05/15/2025	8,043	7,981
2.75%, 04/30/2027	9,343	9,217
2.75%, 05/31/2029	20,712	20,304
2.75%, 11/15/2042	13,300	11,909
2.88%, 04/30/2025	840	836
2.88%, 05/31/2025	5,392	5,369
2.88%, 06/15/2025	23,796	23,701
2.88%, 04/30/2029	42,000	41,508
2.88%, 05/15/2032	124,164	122,767
2.88%, 05/15/2043	129,960	118,507
2.88%, 08/15/2045	8,405	7,635
2.88%, 05/15/2049	7,305	6,811
3.00%, 11/15/2044	1,585	1,469
3.00%, 02/15/2047	780	728
3.00%, 05/15/2047	12,505	11,688
3.00%, 02/15/2048	870	820
3.13%, 02/15/2043	18,100	17,197
3.13%, 05/15/2048	24,938	24,134
3.25%, 06/30/2027	26,460	26,718
3.25%, 05/15/2042	19,578	19,107
3.50%, 02/15/2039	22,157	23,147
3.63%, 08/15/2043	16,350	16,780
3.63%, 02/15/2044	10,150	10,414
3.75%, 11/15/2043	10,943	11,447
3.88%, 08/15/2040	25,825	27,844
4.25%, 05/15/2039	9,000	10,280
4.38%, 11/15/2039	11,454	13,232
4.38%, 05/15/2041	1,500	1,718
4.75%, 02/15/2037	6,162	7,440
U.S. Treasury Strip Coupon
0.00%, 08/15/2022	4,975	4,967
0.00%, 11/15/2022	25,950	25,768
0.00%, 08/15/2023	22,550	21,882
0.00%, 11/15/2023	23,218	22,345
0.00%, 02/15/2024	12,206	11,649
0.00%, 05/15/2024	21,322	20,193
0.00%, 08/15/2024	1,834	1,724
0.00%, 11/15/2024	6,105	5,698
0.00%, 02/15/2025	799	739
0.00%, 05/15/2025	3,279	3,015
0.00%, 08/15/2027	4,314	3,687
0.00%, 11/15/2027	4,607	3,905
0.00%, 02/15/2031	12,590	9,626
0.00%, 02/15/2032	46,250	34,245
0.00%, 11/15/2034	2,487	1,677
0.00%, 02/15/2035	1,824	1,219
0.00%, 05/15/2035	1,920	1,273
0.00%, 08/15/2035	175	115
0.00%, 05/15/2036	121	78
0.00%, 05/15/2039	455	260
0.00%, 02/15/2041	50,000	26,277
0.00%, 08/15/2041	1,225	622
0.00%, 05/15/2043	36,515	17,175
0.00%, 02/15/2046	20,000	8,633

Total U.S. Treasury Obligations		3,887,354

Total Government Related (Cost: $4,566,262)		4,137,811

Mortgage-Backed Obligations – 34.76%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	4,933
ACRE Commercial Mortgage 2021-FL4 Ltd.
2.71% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(3)	3,990	3,914
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(2)	6,880	6,408
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,302	1,257
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	300	302
Alternative Loan Trust 2005-1CB
5.48% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(3)(5)	91	8
Alternative Loan Trust 2005-20CB
3.13% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(3)(5)	324	20
Alternative Loan Trust 2005-22T1
3.45% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(3)(5)	433	35
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	130	119
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	6	3

Alternative Loan Trust 2005-37T1
3.43% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(3)(5)	1,485	127
Alternative Loan Trust 2005-54CB
3.23% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(3)(5)	438	31
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	2	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	111	93
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	52	48
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	51	31
Alternative Loan Trust 2006-43CB
6.00%, 08/25/2022, Series 2006-43CB, Class 2A1	1	1
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(7)	0	0
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(1)	13,200	12,797
Arbor Multifamily Mortgage Securities Trust 2022-MF4
3.40%, 02/15/2055, Series 2022-MF4, Class A5(1)(4)	17,500	16,016
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	27	27
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	9,100	8,827
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030, Series 2012-PARK, Class A(1)	809	808
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	998
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022, Series 2013-FRR2, Class A(1)	4,000	3,962
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(1)	6,300	6,024
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(7)	1	0
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	5	5
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	20	18
Banc of America Alternative Loan Trust 2007-1
3.92%, 10/25/2022, Series 2007-1, Class 1A1(4)	9	8
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	13	10
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	745	744
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	18	16
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	13	12
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2005-C Trust
1.85% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035, Series 2005-C, Class A1(3)	727	720
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	4	2
Banc of America Mortgage 2003-C Trust
2.75%, 04/25/2033, Series 2003-C, Class 3A1(4)	2	2
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,613
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	12,295
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,910
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,885
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	13,192	12,015
BANK 2019-BNK23
2.92%, 12/15/2052, Series 2019-BN23, Class A3	8,058	7,341
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538	1,321
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	9,364
BANK 2021-BNK36
2.47%, 09/15/2064, Series 2021-BN36, Class A5	534	460
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	19,057
Bayview Financing Trust
3.15%, 11/10/2022, Series 2020-3F, Class A(1)(4)	3,689	3,685
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	19,665
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,475
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	22,181
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	8,404
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	8,750	8,936

BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,427
Bear Stearns ARM Trust 2003-2
2.59%, 01/25/2033, Series 2003-2, Class A5(1)(4)	65	65
Bear Stearns ARM Trust 2003-7
3.15%, 10/25/2033, Series 2003-7, Class 3A(4)	2	2
Bear Stearns ARM Trust 2004-2
3.08%, 05/25/2034, Series 2004-2, Class 14A(4)	23	22
Bear Stearns ARM Trust 2006-1
2.40% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(3)	61	59
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	12
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
1.17%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(7)	63	0
Bellemeade Re 2018-3 Ltd.
3.47% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(1)(3)	1,083	1,078
Bellemeade Re 2019-3 Ltd.
3.22% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029, Series 2019-3A, Class M1B(1)(3)	1,471	1,465
Bellemeade RE 2021-3 Ltd.
1.93% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(3)	6,100	6,021
1.93% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(3)	8,400	8,182
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,833
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	26,807
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	511	459
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	3,637	3,156
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	18,103
1.85%, 09/15/2053, Series 2020-B19, Class A5	9,420	7,884
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053, Series 2020-B20, Class A5	3,735	3,150
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	8,664	7,251
Benchmark 2020-B22 Mortgage Trust
1.97%, 01/15/2054, Series 2020-B22, Class A5	4,844	4,046
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,866
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	17,236
2.58%, 03/15/2054, Series 2021-B24, Class A5	3,000	2,625
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	544	476
Benchmark 2021-B26 Mortgage Trust
2.61%, 06/15/2054, Series 2021-B26, Class A5	1,465	1,281
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	19,067
2.39%, 07/15/2054, Series 2021-B27, Class A5	1,984	1,702
Benchmark 2021-B28 Mortgage Trust
2.22%, 08/15/2054, Series 2021-B28, Class A5	2,052	1,732
Benchmark 2021-B29 Mortgage Trust
2.39%, 09/15/2054, Series 2021-B29, Class A5	1,367	1,169
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	21,338
Cascade Funding Mortgage Trust 2021-FRR1
2.32%, 02/28/2025, Series 2021-FRR1, Class BK45(1)	4,450	4,077
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	88	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	17,735
Central Park Funding Trust 2021-1
4.40% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 08/29/2022, Series 2021-1, Class PT(1)(3)	10,933	10,576
Chase Mortgage Finance Trust Series 2006-A1
3.11%, 09/25/2036, Series 2006-A1, Class 2A3(4)	65	58
Chase Mortgage Finance Trust Series 2007-A1
2.62%, 02/25/2037, Series 2007-A1, Class 1A3(4)	15	15
3.12%, 02/25/2037, Series 2007-A1, Class 9A1(4)	15	15
3.44%, 02/25/2037, Series 2007-A1, Class 7A1(4)	4	4
3.52%, 02/25/2037, Series 2007-A1, Class 2A1(4)	28	28
Chase Mortgage Finance Trust Series 2007-A2
2.43%, 06/25/2035, Series 2007-A2, Class 2A1(4)	20	20
3.21%, 06/25/2035, Series 2007-A2, Class 1A1(4)	9	8
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	5	4
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	15	14
5.75%, 04/25/2034, Series 2004-3, Class A4	10	10
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	67	65
CHL Mortgage Pass-Through Trust 2004-7
3.09%, 06/25/2034, Series 2004-7, Class 2A1(4)	4	4
CHL Mortgage Pass-Through Trust 2004-HYB1
2.81%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	7	7

CHL Mortgage Pass-Through Trust 2004-HYB3
2.68%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	29	28
CHL Mortgage Pass-Through Trust 2004-HYB6
2.57%, 11/20/2034, Series 2004-HYB6, Class A3(4)	23	23
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	10	6
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	6	4
CHL Mortgage Pass-Through Trust 2005-22
2.49%, 11/25/2035, Series 2005-22, Class 2A1(4)	94	84
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	22	21
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047, Series 2014-GC19, Class A3	3,643	3,603
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,282	2,258
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,803	6,695
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,394	9,112
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	710
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100	9,674
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764	2,649
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	9,635	9,250
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,727
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	16,000	15,464
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	19,982
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	21,338
4.01%, 03/10/2051, Series 2018-B2, Class A4	1,000	984
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,304
3.10%, 12/15/2072, Series 2019-C7, Class A4	3,996	3,656
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520	12,038
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(7)	0	0
2.24%, 09/25/2033, Series 2003-HYB1, Class A(4)	22	22
Citigroup Mortgage Loan Trust 2009-10
2.53%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	77	76
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	261	254
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	2	1
0.00%, 10/25/2033, Series 2003-1, Class PO2(7)	0	0
2.24%, 02/25/2035, Series 2005-1, Class 2A1A(4)	17	15
3.80%, 08/25/2035, Series 2005-5, Class 1A2(4)	48	37
3.91%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	5
5.25%, 10/25/2033, Series 2003-1, Class 2A5	7	6
5.50%, 05/25/2035, Series 2005-2, Class 2A11	54	52
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
6.00%, 11/25/2035, Series 2005-9, Class 22A2	1,061	1,044
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2012-CCRE2 Mortgage Trust
1.54%, 08/15/2045, Series 2012-CR2, Class XA(4)(7)	162	0
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	512
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046, Series 2013-CR10, Class A3	1,189	1,183
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100	8,117
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	8,881	8,768
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046, Series 2013-CR7, Class A4	1,226	1,218
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035, Series 2013-SFS, Class A2(1)(4)	708	697
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769	17,580
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	10,861	10,649
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	6,734	6,571
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	758
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	10,096	9,842
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,399
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039	3,974

COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	10,341
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,672
Connecticut Avenue Securities Trust 2022-R01
2.83% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(3)	7,380	6,648
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.05%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(7)	1,796	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	24	18
2.95%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	15	14
5.25%, 09/25/2033, Series 2003-21, Class 1A4	30	28
5.25%, 09/25/2034, Series 2004-5, Class 3A1	9	9
6.66%, 02/25/2033, Series 2003-1, Class DB1(4)	49	49
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447	7,247
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,820
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	15,025	14,038
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299	1,209
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	22,125	19,455
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	2	2
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	22	21
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	64	61
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	5	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	4	3
5.50%, 10/25/2035, Series 2005-9, Class DX	126	14
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	2,518
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	4,326	4,198
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	2,479	2,403
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	3,968	3,821
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058(1)(4)(6)	2,457	2,343
CSMCM 2018-RPL9 Trust
4.95%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)(6)	2,037	1,785
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,561
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	17,312
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034, Series 2004-4, Class 1A6(2)(7)	0	0
Eagle RE 2018-1 Ltd.
3.32% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(1)(3)	1,514	1,508
Eagle RE 2019-1 Ltd.
3.42% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(1)(3)	866	859
Eagle RE 2021-1 Ltd.
2.63% (30-day Average SOFR + 1.70%, 1.70% Floor), 10/25/2033, Series 2021-1, Class M1A(1)(3)	5,527	5,524
Eagle RE 2021-2 Ltd.
2.48% (30-day Average SOFR + 1.55%, 1.55% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	21,840	21,642
EDP Finance BV
3.63%, 07/15/2024(1)	652	646
Fannie Mae
2.00%, 06/01/2037(12)	15,095	14,089
2.00%, 07/01/2052(12)	32,760	28,424
2.50%, 07/01/2037(12)	11,215	10,709
2.50%, 07/01/2052(12)	48,570	43,671
3.00%, 07/01/2037(12)	5,780	5,647
3.00%, 07/01/2052(12)	38,105	35,482
3.50%, 07/01/2052(12)	105,790	101,732
4.00%, 07/01/2052(12)	67,340	66,402
4.50%, 07/01/2052(12)	70,320	70,586
5.00%, 07/01/2052(12)	13,455	13,733
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	40	42
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	69	72
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	82	90
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	15	16
Fannie Mae Grantor Trust 2004-T2
3.40%, 07/25/2043, Series 2004-T2, Class 2A(4)	61	62
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	130	141

Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	207	221
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	87	94
10.14%, 01/25/2044, Series 2004-T3, Class PT1(4)	16	18
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,512	6,335
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	10	9
0.00%, 01/25/2033, Series 329, Class 1	5	4
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(3)	276	278
2.17% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(3)	619	621
5.00%, 12/25/2033, Series 345, Class 6(4)	7	1
5.50%, 05/25/2036, Series 365, Class 8	23	5
5.50%, 08/25/2036, Series 374, Class 5	17	3
5.50%, 04/25/2037, Series 393, Class 6	6	1
6.00%, 01/25/2038, Series 383, Class 33	16	3
7.50%, 04/25/2023, Series 218, Class 2(7)	0	0
9.00%, 03/25/2024, Series 265, Class 2(7)	0	0
Fannie Mae Pool
1.46% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.20% Cap), 08/01/2034(3)	13	13
1.47% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(3)	1,211	1,209
1.50% (1 Year LIBOR USD + 1.25%, 1.25% Floor, 11.25% Cap), 11/01/2037(3)	48	49
1.50%, 01/01/2031	10,000	8,474
1.50%, 03/01/2041	1,203	1,024
1.50%, 02/01/2042	1,478	1,267
1.50%, 10/01/2050	2,058	1,713
1.50%, 11/01/2050	4,744	3,948
1.50%, 12/01/2050	14,668	12,206
1.50%, 01/01/2051	1,617	1,347
1.56%, 01/01/2031	2,275	1,938
1.60% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(3)	3,288	3,285
1.67% (6 Month LIBOR USD + 1.17%, 1.17% Floor, 12.60% Cap), 09/01/2036(3)	56	56
1.72% (1 Year LIBOR USD + 1.47%, 1.46% Floor, 10.03% Cap), 10/01/2034(3)	5	5
1.72% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(3)	7	7
1.73% (6 Month LIBOR USD + 1.33%, 1.34% Floor, 12.15% Cap), 07/01/2037(3)	28	29
1.73% (1 Year LIBOR USD + 1.48%, 1.48% Floor, 10.30% Cap), 11/01/2033(3)	25	25
1.74% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(3)	23	23
1.79% (6 Month LIBOR USD + 1.53%, 1.53% Floor, 12.79% Cap), 02/01/2037(3)	30	31
1.80%, 10/01/2033	7,500	6,318
1.82% (1 Year LIBOR USD + 1.57%, 1.57% Floor, 11.37% Cap), 09/01/2036(3)	23	23
1.86% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.95% Cap), 02/01/2035(3)	2	2
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 10.24% Cap), 01/01/2035(3)	6	6
1.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 9.93% Cap), 08/01/2034(3)	8	8
1.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(3)	1	1
1.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.15% Cap), 09/01/2035(3)	10	10
1.94% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(3)	19	20
1.97% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 8.86% Cap), 01/01/2034(3)	3	3
1.97% (6 Month LIBOR USD + 1.47%, 1.47% Floor, 12.63% Cap), 01/01/2037(3)	20	21
1.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.98% Cap), 11/01/2034(3)	3	3
2.00% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.74% Cap), 07/01/2037(3)	47	48
2.00%, 08/01/2031	1,345	1,286
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(3)	1	1
2.00% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(3)	13	13
2.00%, 06/01/2040	2,983	2,668
2.00%, 07/01/2040	2,815	2,518
2.00%, 09/01/2040	1,610	1,440
2.00%, 02/01/2041	7,801	6,975
2.00%, 05/01/2041	25,105	22,446
2.00%, 06/01/2041	7,887	7,051
2.00%, 04/01/2042	6,890	6,159
2.00%, 09/01/2050	6,329	5,505
2.00%, 09/01/2050	6,689	5,832
2.00%, 10/01/2050	1,628	1,428
2.00%, 10/01/2050	25,489	22,277
2.00%, 11/01/2050	398	347
2.00%, 11/01/2050	1,561	1,366
2.00%, 11/01/2050	15,165	13,224
2.00%, 12/01/2050	3,322	2,887
2.00%, 01/01/2051	3,848	3,356
2.00%, 01/01/2051	19,434	16,945
2.00%, 02/01/2051	7,847	6,841
2.00%, 03/01/2051	22,999	20,060
2.00%, 04/01/2051	6,004	5,230
2.00%, 05/01/2051	1,509	1,311
2.00%, 07/01/2051	3,099	2,691
2.00%, 08/01/2051	2,270	1,979
2.00%, 08/01/2051	3,548	3,089
2.00%, 08/01/2051	6,050	5,268
2.00%, 08/01/2051	12,617	11,003
2.00%, 09/01/2051	2,012	1,754
2.00%, 09/01/2051	15,834	13,804
2.00%, 10/01/2051	175	152
2.00%, 10/01/2051	5,087	4,428
2.00%, 10/01/2051	10,373	9,085
2.00%, 10/01/2051	13,088	11,409
2.00%, 11/01/2051	176	153
2.00%, 12/01/2051	12,814	11,171

2.00%, 12/01/2051	13,996	12,227
2.00%, 01/01/2052	2,052	1,783
2.00%, 01/01/2052	14,631	12,755
2.00%, 02/01/2052	9,719	8,473
2.00%, 02/01/2052	11,556	10,085
2.00%, 03/01/2052	21,129	18,420
2.00%, 04/01/2052	1,465	1,274
2.01% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(3)	4	4
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(3)	25	25
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.10% Cap), 07/01/2036(3)	21	21
2.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(3)	37	38
2.03% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 10.63% Cap), 01/01/2037(3)	9	9
2.04% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.37% Cap), 07/01/2037(3)	24	24
2.05% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.83% Cap), 12/01/2036(3)	30	30
2.06% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.16% Cap), 09/01/2033(3)	6	7
2.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(3)	13	13
2.07% (1 Year CMT Index + 2.02%, 2.02% Floor, 10.78% Cap), 11/01/2037(3)	21	22
2.08%, 10/01/2033	9,930	8,741
2.09% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 11.01% Cap), 06/01/2036(3)	34	35
2.10% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(3)	21	21
2.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.06% Cap), 11/01/2034(3)	3	3
2.13% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036(3)	11	11
2.16%, 01/01/2034	6,070	5,179
2.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(3)	4	4
2.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(3)(7)	0	0
2.20% (ECOFC + 1.25%, 2.01% Floor, 12.64% Cap), 09/01/2027(3)	2	2
2.20% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(3)(7)	0	0
2.20% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.86% Cap), 01/01/2035(3)	83	85
2.22% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 10.91% Cap), 04/01/2037(3)	10	10
2.24% (12 Month U.S. Treasury Average + 1.94%, 1.94% Floor, 8.55% Cap), 01/01/2036(3)	41	42
2.26% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 11.19% Cap), 02/01/2037(3)	18	19
2.29% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(3)	16	16
2.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(3)	19	19
2.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.84% Cap), 10/01/2036(3)	42	44
2.34%, 12/01/2022	1,930	1,928
2.35% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.76% Cap), 12/01/2037(3)	60	62
2.37%, 01/01/2023	950	950
2.38% (1 Year CMT Index + 2.09%, 2.09% Floor, 10.01% Cap), 07/01/2035(3)	3	3
2.41%, 11/01/2022	136	136
2.42%, 06/01/2023	785	779
2.49% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(3)	20	21
2.50%, 04/01/2030	1,038	1,018
2.50%, 05/01/2030	1,266	1,242
2.50%, 11/01/2031	1,777	1,743
2.50%, 12/01/2034	9,035	8,682
2.50%, 08/01/2035	2,243	2,147
2.50%, 08/01/2035	4,373	4,186
2.50%, 09/01/2035	5,906	5,653
2.50%, 10/01/2035	160	153
2.50%, 12/01/2036	1,429	1,313
2.50%, 04/01/2042	9,525	8,767
2.50%, 05/01/2042	3,859	3,549
2.50%, 01/01/2043	1,356	1,235
2.50%, 02/01/2043	615	560
2.50%, 10/01/2043	1,247	1,136
2.50%, 05/01/2046	544	494
2.50%, 07/01/2046	1,383	1,255
2.50%, 08/01/2046	506	459
2.50%, 10/01/2046	412	374
2.50%, 03/01/2050	729	659
2.50%, 06/01/2050	1,062	958
2.50%, 06/01/2050	2,384	2,154
2.50%, 06/01/2050	3,787	3,419
2.50%, 06/01/2050	15,011	13,593
2.50%, 07/01/2050	2,479	2,241
2.50%, 07/01/2050	5,876	5,299
2.50%, 07/01/2050	13,052	11,856
2.50%, 08/01/2050	2,806	2,535
2.50%, 08/01/2050	19,227	17,340
2.50%, 09/01/2050	3,227	2,936
2.50%, 09/01/2050	7,715	6,836
2.50%, 10/01/2050	1,369	1,244
2.50%, 10/01/2050(11)	43,131	38,905
2.50%, 11/01/2050	1,778	1,602
2.50%, 12/01/2050	12,126	10,936
2.50%, 01/01/2051	1,436	1,294
2.50%, 02/01/2051	1,570	1,430
2.50%, 02/01/2051	4,362	3,958
2.50%, 02/01/2051	5,107	4,609
2.50%, 03/01/2051	2,615	2,356
2.50%, 04/01/2051	26,721	24,081
2.50%, 05/01/2051	3,092	2,786
2.50%, 05/01/2051	7,216	6,609
2.50%, 06/01/2051	867	783
2.50%, 07/01/2051	2,499	2,251
2.50%, 08/01/2051	1,122	1,011
2.50%, 08/01/2051	3,503	3,157

2.50%, 08/01/2051	10,822	9,789
2.50%, 09/01/2051	1,003	886
2.50%, 09/01/2051	13,317	12,035
2.50%, 10/01/2051	1,758	1,584
2.50%, 11/01/2051	19	17
2.50%, 11/01/2051	11,223	10,182
2.50%, 11/01/2051	17,824	16,098
2.50%, 12/01/2051	7,291	6,570
2.50%, 12/01/2051	14,157	12,786
2.50%, 12/01/2051	14,251	12,840
2.50%, 01/01/2052	4,499	4,053
2.50%, 01/01/2052	11,285	10,167
2.50%, 01/01/2052	13,627	12,276
2.50%, 03/01/2052	22,059	19,876
2.50%, 05/01/2052	35,789	32,341
2.50%, 07/01/2061	11,440	10,201
2.50%, 09/01/2061	6,816	6,044
2.52%, 05/01/2023	3,302	3,294
2.52%, 11/01/2029	14,343	13,456
2.54% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.77% Cap), 01/01/2036(3)	11	12
2.55%, 11/01/2022	350	350
2.55%, 11/01/2022	1,096	1,095
2.55%, 10/01/2028	9,029	8,583
2.58% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.30% Cap), 08/01/2033(3)	15	16
2.58%, 09/01/2028	3,782	3,602
2.59%, 09/01/2028	7,552	7,194
2.61% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.02% Cap), 09/01/2037(3)	11	11
2.62% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(3)	34	34
2.62%, 10/01/2028	8,951	8,510
2.63%, 06/01/2023(4)	458	458
2.64% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(3)	5	5
2.67%, 12/01/2035	15,510	13,533
2.68%, 05/01/2025	1,735	1,704
2.70%, 04/01/2025	4,595	4,515
2.72%, 04/01/2023(4)	222	222
2.77%, 06/01/2023	865	863
2.80% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.42% Cap), 10/01/2035(3)	33	33
2.81%, 04/01/2025	2,900	2,858
2.81%, 05/01/2027	1,847	1,799
2.83%, 05/01/2027	7,989	7,783
2.90%, 10/01/2029	3,301	3,178
2.91%, 03/01/2027	9,418	9,234
2.93%, 01/01/2025	1,782	1,759
2.95% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.23% Cap), 03/01/2036(3)	127	133
2.99% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.69% Cap), 04/01/2035(3)	17	17
3.00%, 01/01/2027	1,264	1,257
3.00%, 06/01/2027	1,967	1,929
3.00%, 10/01/2027	986	982
3.00%, 08/01/2028	516	514
3.00%, 09/01/2028	930	927
3.00%, 12/01/2028	292	291
3.00%, 05/01/2030	811	808
3.00%, 04/01/2032	5,901	5,882
3.00%, 02/01/2034	3,073	3,046
3.00%, 04/01/2036	617	606
3.00%, 08/01/2036	584	574
3.00%, 05/01/2038	7,992	7,850
3.00%, 05/01/2042	219	209
3.00%, 10/01/2042	1,978	1,891
3.00%, 11/01/2042	1,304	1,246
3.00%, 12/01/2042	52	50
3.00%, 12/01/2042	439	420
3.00%, 12/01/2042	706	676
3.00%, 01/01/2043	441	421
3.00%, 01/01/2043	709	678
3.00%, 01/01/2043	779	739
3.00%, 01/01/2043	787	752
3.00%, 02/01/2043	412	390
3.00%, 04/01/2043	538	514
3.00%, 04/01/2043	691	660
3.00%, 04/01/2043	1,309	1,251
3.00%, 05/01/2043	19	18
3.00%, 05/01/2043	131	125
3.00%, 05/01/2043	838	800
3.00%, 05/01/2043	4,448	4,250
3.00%, 06/01/2043	38	37
3.00%, 06/01/2043	238	228
3.00%, 06/01/2043	256	245
3.00%, 06/01/2043	1,547	1,478
3.00%, 06/01/2043	2,569	2,454
3.00%, 07/01/2043	35	34
3.00%, 07/01/2043	72	69
3.00%, 07/01/2043	237	227
3.00%, 07/01/2043	849	810
3.00%, 07/01/2043	3,919	3,744
3.00%, 08/01/2043	889	850
3.00%, 08/01/2043	2,497	2,387

3.00%, 10/01/2043	56	54
3.00%, 10/01/2043	7,467	7,135
3.00%, 02/01/2044	3,253	3,110
3.00%, 03/01/2044	356	340
3.00%, 04/01/2045	3,813	3,626
3.00%, 05/01/2046	3,085	2,924
3.00%, 09/01/2046	477	452
3.00%, 11/01/2046	1,037	982
3.00%, 11/01/2046	3,254	3,103
3.00%, 11/01/2046	3,661	3,465
3.00%, 01/01/2047	2,189	2,072
3.00%, 02/01/2047	487	466
3.00%, 03/01/2047	376	355
3.00%, 12/01/2047	988	933
3.00%, 07/01/2049	929	871
3.00%, 07/01/2049	2,331	2,186
3.00%, 08/01/2049	13,854	13,032
3.00%, 11/01/2049	677	635
3.00%, 11/01/2049	3,629	3,402
3.00%, 12/01/2049	234	219
3.00%, 12/01/2049	804	754
3.00%, 12/01/2049	4,898	4,592
3.00%, 02/01/2050	4,726	4,416
3.00%, 02/01/2050	5,202	4,853
3.00%, 03/01/2050	1,436	1,339
3.00%, 03/01/2050	2,467	2,314
3.00%, 05/01/2050	395	372
3.00%, 05/01/2050	2,029	1,907
3.00%, 06/01/2050	634	592
3.00%, 06/01/2050	2,302	2,149
3.00%, 07/01/2050	969	911
3.00%, 08/01/2050	2,369	2,219
3.00%, 08/01/2050	5,210	4,866
3.00%, 09/01/2050	2,099	1,975
3.00%, 09/01/2050	5,869	5,495
3.00%, 11/01/2050	431	405
3.00%, 02/01/2051	5,546	5,172
3.00%, 04/01/2051	6,755	6,305
3.00%, 07/01/2051	1,230	1,148
3.00%, 07/01/2051	5,782	5,397
3.00%, 10/01/2051	2,376	2,218
3.00%, 01/01/2052	625	586
3.00%, 01/01/2052	9,836	9,180
3.00%, 02/01/2052	10,640	9,975
3.00%, 03/01/2052	494	462
3.00%, 03/01/2052	7,575	7,097
3.00%, 03/01/2052	12,429	11,636
3.00%, 04/01/2052	493	461
3.00%, 04/01/2052	9,513	8,943
3.00%, 04/01/2052	35,847	33,483
3.00%, 06/01/2052	4,654	4,343
3.00%, 07/01/2060	9,016	8,489
3.02%, 07/01/2029	8,200	7,953
3.03% (1 Year LIBOR USD + 1.28%, 1.29% Floor, 9.97% Cap), 05/01/2035(3)	6	6
3.07%, 02/01/2025	4,995	4,976
3.08%, 12/01/2024	1,768	1,760
3.08%, 01/01/2028	8,000	7,878
3.09%, 09/01/2029	7,484	7,236
3.09% (1 Year LIBOR USD + 1.72%, 1.72% Floor, 11.29% Cap), 05/01/2036(3)	2	2
3.10%, 01/01/2028	6,590	6,473
3.12%, 11/01/2026	920	911
3.12%, 06/01/2035	3,400	3,142
3.13%, 03/01/2027	6,810	6,719
3.14%, 12/01/2026	1,707	1,691
3.16% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.32% Cap), 06/01/2036(3)	12	12
3.17% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.91% Cap), 05/01/2035(3)	4	4
3.19%, 01/01/2033	3,924	3,857
3.19%, 03/01/2036	2,291	2,204
3.22%, 09/01/2032	6,000	5,649
3.25%, 09/01/2026	1,399	1,393
3.25%, 02/01/2027	5,403	5,362
3.25% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(3)	4	4
3.26%, 12/01/2026	901	895
3.29%, 08/01/2026	2,904	2,895
3.34%, 02/01/2027	1,500	1,510
3.38%, 12/01/2023	2,309	2,317
3.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034(3)	21	22
3.45%, 04/01/2035	1,756	1,703
3.50%, 11/01/2029	249	249
3.50%, 12/01/2029	1,357	1,357
3.50%, 05/01/2030	289	289
3.50%, 08/01/2030	862	866
3.50%, 12/01/2030	778	779
3.50%, 06/01/2031	35	35
3.50%, 07/01/2032	64	64
3.50%, 11/01/2032	455	456
3.50%, 12/01/2032	172	170

3.50%, 02/01/2033	218	218
3.50%, 02/01/2033	255	253
3.50%, 03/01/2033	1,424	1,426
3.50%, 04/01/2033	955	954
3.50%, 06/01/2033	111	110
3.50%, 10/01/2033	4,735	4,735
3.50%, 06/01/2040	840	821
3.50%, 12/01/2040	40	40
3.50%, 02/01/2041	3,565	3,508
3.50%, 06/01/2041	7,798	7,675
3.50%, 11/01/2041	142	139
3.50%, 12/01/2041	119	117
3.50%, 12/01/2041	199	196
3.50%, 12/01/2041	235	230
3.50%, 02/01/2042	4	4
3.50%, 02/01/2042	135	133
3.50%, 02/01/2042	178	175
3.50%, 04/01/2042	103	102
3.50%, 05/01/2042	2,900	2,849
3.50%, 05/01/2042	2,901	2,855
3.50%, 06/01/2042	703	691
3.50%, 07/01/2042	540	531
3.50%, 07/01/2042	1,788	1,757
3.50%, 07/01/2042	9,865	9,695
3.50%, 08/01/2042	345	339
3.50%, 09/01/2042	281	277
3.50%, 09/01/2042	321	315
3.50%, 09/01/2042	375	367
3.50%, 09/01/2042	2,193	2,155
3.50%, 10/01/2042	142	139
3.50%, 10/01/2042	173	170
3.50%, 10/01/2042	302	296
3.50%, 10/01/2042	519	510
3.50%, 11/01/2042	1,326	1,303
3.50%, 11/01/2042	3,484	3,424
3.50%, 01/01/2043	328	320
3.50%, 01/01/2043	412	404
3.50%, 02/01/2043	20	19
3.50%, 02/01/2043	35	35
3.50%, 03/01/2043	255	250
3.50%, 03/01/2043	758	745
3.50%, 03/01/2043	1,578	1,545
3.50%, 04/01/2043	826	811
3.50%, 04/01/2043	1,935	1,901
3.50%, 05/01/2043	34	33
3.50%, 05/01/2043	235	230
3.50%, 05/01/2043	850	831
3.50%, 05/01/2043	864	846
3.50%, 07/01/2043	4,543	4,464
3.50%, 08/01/2043	850	832
3.50%, 06/01/2044	2,953	2,892
3.50%, 06/01/2044	3,204	3,152
3.50%, 04/01/2045	5,180	5,082
3.50%, 06/01/2045	728	712
3.50%, 06/01/2045	3,364	3,291
3.50%, 11/01/2045	1,402	1,371
3.50%, 12/01/2045	240	235
3.50%, 01/01/2046	3,861	3,810
3.50%, 04/01/2046	608	599
3.50%, 08/01/2046	2,090	2,044
3.50%, 09/01/2046	1,791	1,758
3.50%, 11/01/2046	5,240	5,126
3.50%, 12/01/2046	1,707	1,669
3.50%, 12/01/2046	3,864	3,797
3.50%, 02/01/2047	3,250	3,194
3.50%, 06/01/2047	298	291
3.50%, 11/01/2047	2,859	2,796
3.50%, 12/01/2047	2,032	1,983
3.50%, 01/01/2048	2,042	1,996
3.50%, 04/01/2048	12,411	12,160
3.50%, 08/01/2048	6,891	6,710
3.50%, 10/01/2048	2,564	2,507
3.50%, 05/01/2049	7,063	6,874
3.50%, 03/01/2050	9,488	9,216
3.50%, 02/01/2052	10,397	10,057
3.50%, 06/01/2052	7,499	7,227
3.50%, 07/01/2052	59	57
3.50%, 03/01/2060	7,693	7,465
3.54%, 06/01/2032	15,495	15,421
3.55%, 02/01/2030	1,500	1,490
3.57%, 06/01/2028	8,361	8,402
3.61%, 04/01/2028	2,868	2,891
3.64%, 01/01/2025	516	515
3.66%, 03/01/2027	2,234	2,251
3.77%, 12/01/2025	3,299	3,361
3.81%, 12/01/2028	7,000	7,115
3.83% (ECOFC + 1.25%, 3.81% Floor, 13.46% Cap), 03/01/2029(3)	1	1

4.00%, 11/01/2031	2,103	2,138
4.00%, 06/01/2033	403	409
4.00%, 12/01/2033	29	29
4.00%, 05/01/2037	3,937	4,003
4.00%, 10/01/2037	774	775
4.00%, 07/01/2040	2,089	2,112
4.00%, 08/01/2040	65	66
4.00%, 09/01/2040	513	518
4.00%, 12/01/2040	96	97
4.00%, 12/01/2040	452	457
4.00%, 01/01/2041	95	96
4.00%, 01/01/2041	220	223
4.00%, 01/01/2041	402	405
4.00%, 01/01/2041	429	434
4.00%, 01/01/2041	553	559
4.00%, 01/01/2041	732	741
4.00%, 01/01/2041	769	778
4.00%, 02/01/2041	24	25
4.00%, 02/01/2041	875	885
4.00%, 03/01/2041	3,386	3,425
4.00%, 09/01/2041	94	95
4.00%, 10/01/2041	366	370
4.00%, 10/01/2041	542	548
4.00%, 12/01/2041	694	702
4.00%, 12/01/2041	809	817
4.00%, 01/01/2042	1,127	1,137
4.00%, 03/01/2042	27	26
4.00%, 07/01/2042	167	168
4.00%, 07/01/2042	217	217
4.00%, 07/01/2042	229	231
4.00%, 07/01/2042	236	237
4.00%, 08/01/2042	2,290	2,316
4.00%, 12/01/2042	180	181
4.00%, 04/01/2043	4,129	4,169
4.00%, 07/01/2043	449	451
4.00%, 11/01/2043	1,184	1,191
4.00%, 12/01/2043	53	54
4.00%, 12/01/2043	769	775
4.00%, 07/01/2044	1,036	1,044
4.00%, 09/01/2044	414	417
4.00%, 12/01/2044	11,642	11,725
4.00%, 01/01/2045	3,067	3,089
4.00%, 07/01/2045	2,944	2,964
4.00%, 10/01/2045	311	314
4.00%, 12/01/2045	433	436
4.00%, 12/01/2045	1,652	1,664
4.00%, 01/01/2046	1,014	1,022
4.00%, 08/01/2046	1,457	1,465
4.00%, 03/01/2047	272	273
4.00%, 03/01/2047	3,012	2,991
4.00%, 03/01/2047	3,049	3,070
4.00%, 05/01/2047	329	330
4.00%, 05/01/2047	699	702
4.00%, 05/01/2047	1,540	1,547
4.00%, 06/01/2047	1,684	1,690
4.00%, 08/01/2047	3,195	3,219
4.00%, 11/01/2047	2,739	2,750
4.00%, 01/01/2048	2,989	2,987
4.00%, 01/01/2048	5,196	5,204
4.00%, 02/01/2048	544	544
4.00%, 03/01/2048	1,075	1,074
4.00%, 03/01/2048	6,177	6,191
4.00%, 09/01/2048	356	357
4.00%, 10/01/2048	285	286
4.00%, 10/01/2048	1,221	1,223
4.00%, 02/01/2049	2,203	2,209
4.00%, 03/01/2049	3,756	3,760
4.00%, 07/01/2049	496	494
4.00%, 07/01/2049	2,081	2,085
4.00%, 10/01/2049	2,854	2,870
4.00%, 08/01/2051	4,933	4,938
4.00%, 04/01/2052	5,785	5,726
4.00%, 05/01/2052	10,985	10,896
4.00%, 06/01/2052	15,247	15,053
4.18%, 11/01/2030	3,570	3,644
4.50%, 08/01/2029	68	69
4.50%, 09/01/2029	75	76
4.50%, 01/01/2030	125	127
4.50%, 10/01/2033	2,174	2,235
4.50%, 11/01/2033	5	6
4.50%, 09/01/2034	13	13
4.50%, 04/01/2039	3,414	3,566
4.50%, 11/01/2039	9	10
4.50%, 08/01/2040	1,468	1,515
4.50%, 08/01/2040	1,477	1,524
4.50%, 12/01/2040	682	704
4.50%, 12/01/2040	2,111	2,179

4.50%, 03/01/2041	555	573
4.50%, 04/01/2041	280	287
4.50%, 05/01/2041	587	605
4.50%, 05/01/2041	3,531	3,645
4.50%, 07/01/2041	134	138
4.50%, 08/01/2041	1,118	1,152
4.50%, 01/01/2042	1,117	1,153
4.50%, 11/01/2042	2,948	3,034
4.50%, 02/01/2046	3,586	3,701
4.50%, 08/01/2047	371	377
4.50%, 05/01/2048	874	883
4.50%, 07/01/2049	4,038	4,093
4.50%, 09/01/2050	2,163	2,183
4.50%, 02/01/2051	1,084	1,094
4.63%, 12/01/2026(4)	835	872
4.77%, 08/01/2026	589	619
5.00%, 05/01/2023(7)	0	0
5.00%, 08/01/2024	4	4
5.00%, 05/01/2028	8	9
5.00%, 04/01/2031	37	38
5.00%, 12/01/2032	1	1
5.00%, 06/01/2033	8	9
5.00%, 07/01/2033	8	9
5.00%, 07/01/2033	9	9
5.00%, 11/01/2033	2	3
5.00%, 11/01/2033	21	22
5.00%, 11/01/2033	1,582	1,662
5.00%, 04/01/2034	53	55
5.00%, 05/01/2034	19	20
5.00%, 12/01/2034	15	15
5.00%, 01/01/2035	10	10
5.00%, 02/01/2035	280	294
5.00%, 02/01/2035	1,341	1,410
5.00%, 06/01/2035	250	263
5.00%, 07/01/2035	6	6
5.00%, 07/01/2035	1,204	1,246
5.00%, 07/01/2035	1,377	1,448
5.00%, 09/01/2035	31	33
5.00%, 10/01/2035	120	126
5.00%, 11/01/2035	271	286
5.00%, 01/01/2036	22	24
5.00%, 02/01/2036	18	19
5.00%, 07/01/2037	355	373
5.00%, 01/01/2039	1,075	1,116
5.00%, 09/01/2039	60	63
5.00%, 04/01/2040	138	145
5.00%, 08/01/2040	110	116
5.00%, 05/01/2041	61	65
5.00%, 05/01/2042	939	989
5.00%, 09/01/2043	449	471
5.00%, 01/01/2048	488	505
5.00%, 05/01/2048	1,202	1,242
5.00%, 01/01/2049	4,015	4,181
5.50%, 07/01/2025	6	6
5.50%, 11/01/2032	37	39
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	39	42
5.50%, 04/01/2033	27	29
5.50%, 07/01/2033	5	5
5.50%, 09/01/2033	104	111
5.50%, 11/01/2033	2	2
5.50%, 12/01/2033	46	50
5.50%, 01/01/2034	5	6
5.50%, 03/01/2034	5	5
5.50%, 09/01/2034	9	10
5.50%, 10/01/2034	12	12
5.50%, 02/01/2035	30	33
5.50%, 12/01/2035	9	10
5.50%, 04/01/2036	33	35
5.50%, 05/01/2036	28	30
5.50%, 05/01/2036	44	47
5.50%, 11/01/2036	11	12
5.50%, 03/01/2037	215	231
5.50%, 04/01/2037	74	79
5.50%, 05/01/2037	71	75
5.50%, 01/01/2038	55	59
5.50%, 05/01/2038	10	11
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	62	66
5.50%, 06/01/2038	459	493
5.50%, 09/01/2038	397	426
5.50%, 06/01/2039	15	16
5.50%, 09/01/2039	25	26
5.50%, 12/01/2039	34	35
5.50%, 01/01/2040	256	275
6.00%, 02/01/2023	1	1
6.00%, 01/01/2024	2	2

6.00%, 01/01/2024	7	7
6.00%, 07/01/2024	2	2
6.00%, 07/01/2026	11	12
6.00%, 07/01/2027	15	15
6.00%, 11/01/2027	8	8
6.00%, 12/01/2027	23	24
6.00%, 01/01/2028	43	45
6.00%, 10/01/2028	29	31
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	2	2
6.00%, 09/01/2029	20	21
6.00%, 12/01/2032	11	11
6.00%, 12/01/2032	76	83
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	2	3
6.00%, 03/01/2033	5	5
6.00%, 05/01/2033	11	12
6.00%, 08/01/2033	3	3
6.00%, 09/01/2033	6	7
6.00%, 09/01/2033	9	10
6.00%, 11/01/2034	3	3
6.00%, 04/01/2035	48	51
6.00%, 02/01/2036	2	2
6.00%, 09/01/2036	162	178
6.00%, 11/01/2036	18	19
6.00%, 03/01/2037	24	25
6.00%, 09/01/2037	44	48
6.00%, 04/01/2038	10	10
6.00%, 05/01/2038	112	123
6.00%, 11/01/2038	39	42
6.00%, 12/01/2039	563	617
6.00%, 10/01/2040	762	827
6.00%, 07/01/2041	1,986	2,146
6.00%, 11/01/2048	24	25
6.50%, 12/01/2022(7)	0	0
6.50%, 02/01/2024	4	4
6.50%, 07/01/2024(7)	0	0
6.50%, 04/01/2025(7)	0	0
6.50%, 08/01/2026	20	21
6.50%, 03/01/2029	6	6
6.50%, 11/01/2029	209	220
6.50%, 08/01/2031	8	8
6.50%, 02/01/2032	34	35
6.50%, 01/01/2036	136	144
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	90	96
6.50%, 10/01/2036	18	20
6.50%, 01/01/2037	32	34
6.50%, 08/01/2037	13	14
6.50%, 08/01/2037	23	25
6.50%, 10/01/2037	34	37
6.50%, 10/01/2038	41	44
6.50%, 10/01/2038	158	171
7.00%, 01/01/2024(7)	0	0
7.00%, 09/01/2027(7)	0	0
7.00%, 01/01/2029	1	1
7.00%, 06/01/2032	1	1
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	43	47
7.00%, 02/01/2036	7	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	4
7.00%, 04/01/2037	3	3
7.00%, 09/01/2037	24	24
7.00%, 09/01/2038	36	41
7.00%, 10/01/2038	46	51
7.00%, 11/01/2038	36	39
7.00%, 12/01/2038	91	101
7.00%, 01/01/2039	143	163
7.50%, 10/01/2024(7)	0	0
7.50%, 01/01/2035	17	19
7.50%, 03/01/2035	27	29
7.50%, 05/01/2037	12	13
7.50%, 10/01/2037	81	89
7.50%, 11/01/2037	25	28
7.50%, 11/01/2038	19	21
7.50%, 04/01/2039	88	99
8.00%, 05/01/2024(7)	0	0
8.00%, 03/01/2027	4	4
8.00%, 06/01/2027	3	3
8.00%, 06/01/2028(7)	0	0
8.00%, 09/01/2028	3	3
8.00%, 11/01/2028	10	10
8.00%, 11/01/2037	9	9

8.00%, 01/01/2038	3	3
8.50%, 07/01/2024(7)	0	0
8.50%, 05/01/2025(7)	0	0
Fannie Mae REMIC Trust 2003-W1
4.90%, 12/25/2042, Series 2003-W1, Class 1A1(4)	70	70
5.35%, 12/25/2042, Series 2003-W1, Class 2A(4)	19	19
Fannie Mae REMIC Trust 2003-W4
5.27%, 10/25/2042, Series 2003-W4, Class 2A(4)	10	10
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	282	285
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	55	60
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	99	108
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	65	67
Fannie Mae REMIC Trust 2007-W1
6.28%, 08/25/2047, Series 2007-W10, Class 2A(4)	7	8
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	18	19
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	13	11
Fannie Mae REMIC Trust 2007-W7
33.15% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(3)(5)	11	14
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	255	268
Fannie Mae REMICS
0.00%, 10/25/2022, Series G92-62, Class B(7)	0	0
0.00%, 04/25/2023, Series 1998-4, Class C(7)	0	0
0.00%, 09/25/2023, Series G93-37, Class H(7)	0	0
0.00%, 09/25/2023, Series 1993-205, Class H(7)	0	0
0.00%, 11/25/2023, Series 1994-9, Class E(7)	0	0
0.00%, 01/25/2032, Series 2001-81, Class LO	1	1
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	6	5
0.00%, 05/25/2033, Series 2003-35, Class EA	3	3
0.00%, 08/25/2033, Series 2003-132, Class OA	1	1
0.00%, 12/25/2033, Series 2006-44, Class P	51	44
0.00%, 03/25/2034, Series 2004-46, Class EP	39	37
0.00%, 09/25/2035, Series 2005-90, Class PO	4	4
0.00%, 10/25/2035, Series 2010-39, Class OT	13	11
0.00%, 03/25/2036, Series 2006-16, Class OA	9	8
0.00%, 03/25/2036, Series 2006-8, Class WQ	105	87
0.00%, 04/25/2036, Series 2006-23, Class KO	11	10
0.00%, 04/25/2036, Series 2006-27, Class OH	20	18
0.00%, 04/25/2036, Series 2006-22, Class AO	32	28
0.00%, 06/25/2036, Series 2006-43, Class PO	9	8
0.00%, 06/25/2036, Series 2006-44, Class GO	18	15
0.00%, 06/25/2036, Series 2006-43, Class DO	26	22
0.00%, 06/25/2036, Series 2006-50, Class JO	64	54
0.00%, 06/25/2036, Series 2006-50, Class PS	78	70
0.00%, 07/25/2036, Series 2006-58, Class AP	6	5
0.00%, 07/25/2036, Series 2006-58, Class PO	11	10
0.00%, 07/25/2036, Series 2006-65, Class QO	20	18
0.00%, 08/25/2036, Series 2006-72, Class TO	6	5
0.00%, 08/25/2036, Series 2006-79, Class DO	15	13
0.00%, 08/25/2036, Series 2006-79, Class OP	22	18
0.00%, 08/25/2036, Series 2006-72, Class GO	36	32
0.00%, 09/25/2036, Series 2008-42, Class AO	8	7
0.00%, 09/25/2036, Series 2006-90, Class AO	16	14
0.00%, 09/25/2036, Series 2006-86, Class OB	20	17
0.00%, 11/25/2036, Series 2006-109, Class PO	6	5
0.00%, 11/25/2036, Series 2006-111, Class EO	16	14
0.00%, 11/25/2036, Series 2006-110, Class PO	29	25
0.00%, 12/25/2036, Series 2006-119, Class PO	9	8
0.00%, 12/25/2036, Series 2006-115, Class OK	17	14
0.00%, 01/25/2037, Series 2006-128, Class PO	18	15
0.00%, 01/25/2037, Series 2009-70, Class CO	50	44
0.00%, 03/25/2037, Series 2007-14, Class OP	15	13
0.00%, 04/25/2037, Series 2007-28, Class EO	47	40
0.00%, 05/25/2037, Series 2007-42, Class AO	4	3
0.00%, 07/25/2037, Series 2007-67, Class PO	34	29
0.00%, 10/25/2037, Series 2009-86, Class OT	306	257
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	27	23
0.00%, 06/25/2040, Series 2010-63, Class AP	41	36
0.00%, 09/25/2043, Series 2013-92, Class PO	606	505
0.00%, 10/25/2043, Series 2013-101, Class DO	484	399
0.00%, 12/25/2043, Series 2013-128, Class PO	1,079	890
0.77%, 01/25/2038, Series 2007-116, Class HI(4)	180	6
0.79%, 06/25/2038, Series 2008-46, Class HI(4)	54	3
1.03% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022, Series G92-52, Class FD(3)(7)	0	0
1.07% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(3)	30	30
1.07% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(3)	137	136
1.23%, 04/25/2041, Series 2011-30, Class LS(4)	287	15

1.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(3)	231	228
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(3)(5)	24	1
1.61% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(3)(7)	0	0
1.84%, 03/25/2027, Series 1997-20, Class IB(4)(7)	0	0
1.84%, 03/25/2027, Series 1997-20, Class IO(4)(7)	1	0
1.87% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034, Series 2005-93, Class MF(3)	4	4
1.87% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(3)	65	64
1.87% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(3)	35	34
1.91% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(3)	169	168
1.92% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(3)	24	24
1.97% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(3)	62	61
1.97% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(3)	63	62
1.99% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(3)	35	35
2.02% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(3)	36	36
2.02% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(3)	123	123
2.02% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(3)	19	19
2.02% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(3)	119	118
2.07% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(3)	13	13
2.07% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(3)	170	170
2.08% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(3)	18	18
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(3)	33	33
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(3)	20	20
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(3)	21	21
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(3)	89	89
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(3)	75	74
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(3)	580	580
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(3)	218	218
2.17% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(3)	59	59
2.22% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(3)	21	21
2.22% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(3)	35	35
2.37% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(3)	68	69
2.37% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(3)	21	21
2.42% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(3)	149	151
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,692	5,709
2.50%, 02/25/2051, Series 2021-3, Class JI	12,529	1,688
2.50% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(3)(7)	0	0
2.52% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(3)	24	25
2.62% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(3)(7)	0	1
2.81%, 12/25/2039, Series 2009-103, Class MB(4)	91	94
2.82% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(3)(5)	195	14
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,191
3.00%, 10/25/2033, Series 2013-100, Class WB	851	835
3.00%, 02/25/2043, Series 2013-81, Class TA	543	539
3.00%, 01/25/2046, Series 2016-38, Class NA	1,229	1,197
3.00%, 02/25/2047, Series 2017-51, Class CP	1,244	1,189
3.50%, 04/25/2031, Series 2011-31, Class DB	429	429
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500	1,498
3.50%, 03/25/2042, Series 2013-136, Class QB	689	676
3.50%, 02/25/2043, Series 2013-4, Class AJ	173	166
3.50%, 11/25/2057, Series 2019-7, Class CA	3,690	3,688
4.00%, 04/25/2033, Series 2003-22, Class UD	113	114
4.00%, 05/25/2033, Series 2003-42, Class GB	8	8
4.00%, 04/25/2041, Series 2014-21, Class KW	1,285	1,276
4.16% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(3)(5)	20	2
4.23% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(3)(5)	84	9
4.23% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(3)(5)	90	10
4.28% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(3)(5)	27	3
4.29% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(3)(5)	91	11
4.38% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(3)(5)	249	25
4.46% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(3)(5)(7)	3	0

4.48% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(3)(5)	37	3
4.48% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(3)(5)	25	3
4.48% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(3)(5)	76	9
4.48% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(3)(5)	56	6
4.50%, 07/25/2023, Series 2008-61, Class BH	4	4
4.50%, 10/25/2036, Series 2009-19, Class PW	93	95
4.50%, 02/25/2039, Series 2009-4, Class BD	2	2
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,526
4.56% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(3)(5)	33	4
4.58% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(3)(5)	30	3
4.61% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(3)(5)	32	4
4.63% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(3)(5)	76	9
4.74% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(3)(5)(7)	3	0
4.78% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(3)(5)	228	30
4.78% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(3)(5)	106	10
4.78% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(3)(5)	38	4
4.80% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(3)(5)	54	6
4.82% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(3)(5)	118	15
4.83% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(3)(5)	79	11
4.83% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(3)(5)	125	18
4.84% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(3)(5)	121	17
4.88% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(3)(5)	93	15
4.90% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(3)(5)	17	2
4.91% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(3)(5)	378	58
4.92% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(3)(5)	118	16
4.93% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(3)(5)	61	9
4.96% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(3)(5)	73	9
5.00% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(3)(5)	76	9
5.00%, 11/25/2024, Series 2004-81, Class JG	36	36
5.00%, 03/25/2029, Series 2009-11, Class NB	57	58
5.00%, 11/25/2032, Series 2002-71, Class AP	5	5
5.00%, 03/25/2033, Series 2003-14, Class TI(7)	8	0
5.00%, 03/25/2037, Series 2009-63, Class P	2	2
5.00%, 07/25/2038, Series 2008-56, Class AC	20	21
5.00%, 07/25/2038, Series 2008-60, Class JC	27	28
5.00%, 07/25/2039, Series 2009-52, Class PI	44	8
5.00%, 08/25/2039, Series 2009-59, Class HB	174	181
5.00%, 09/25/2039, Series 2009-65, Class MT	36	35
5.00%, 06/25/2040, Series 2010-64, Class DM	268	279
5.00%, 09/25/2040, Series 2010-102, Class PN	178	185
5.03% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(3)(5)	64	6
5.03% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(3)(5)	20	2
5.08% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(3)(5)	384	50
5.09% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(3)(5)	34	4
5.23% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(3)(5)	16	2
5.28% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(3)(5)	41	6
5.37% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(3)(5)	46	7
5.48% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033, Series 2004-4, Class QI(3)(5)(7)	2	0
5.50%, 09/25/2022, Series 1992-143, Class MA(7)	0	0
5.50%, 03/25/2023, Series 2003-17, Class EQ	6	6
5.50%, 04/25/2023, Series 1993-58, Class H	1	1
5.50%, 04/25/2023, Series 2003-23, Class EQ	13	13
5.50%, 05/25/2023, Series 2003-39, Class LW	4	4
5.50%, 07/25/2024, Series 2004-53, Class NC	1	1
5.50%, 08/25/2024, Series 2004-65, Class EY	20	20
5.50%, 08/25/2025, Series 2005-67, Class EY	36	37
5.50%, 01/25/2026, Series 2005-121, Class DX	19	19
5.50%, 04/18/2029, Series 1999-18, Class Z	3	3
5.50%, 12/25/2032, Series 2002-78, Class Z	67	71
5.50%, 08/25/2033, Series 2003-72, Class IE	111	18
5.50%, 08/25/2033, Series 2003-73, Class HC	52	56
5.50%, 10/25/2033, Series 2003-105, Class AZ	414	440
5.50%, 04/25/2034, Series 2004-17, Class H	127	135
5.50%, 07/25/2034, Series 2004-50, Class VZ	208	220
5.50%, 08/25/2035, Series 2005-68, Class PG	49	51
5.50%, 08/25/2035, Series 2005-73, Class ZB	373	395

5.50%, 12/25/2035, Series 2006-46, Class UC	14	14
5.50%, 12/25/2035, Series 2005-110, Class GL	266	283
5.50%, 01/25/2036, Series 2006-39, Class WC	7	8
5.50%, 03/25/2036, Series 2006-16, Class HZ	23	24
5.50%, 03/25/2036, Series 2006-12, Class BZ	108	114
5.50%, 03/25/2036, Series 2006-8, Class JZ	135	143
5.50%, 01/25/2037, Series 2006-128, Class BP	8	8
5.50%, 07/25/2037, Series 2007-70, Class Z	80	84
5.50%, 08/25/2037, Series 2007-76, Class AZ	25	27
5.50%, 07/25/2038, Series 2011-47, Class ZA	101	106
5.50%, 10/25/2039, Series 2009-86, Class IP	103	19
5.50%, 06/25/2040, Series 2010-58, Class MB	470	492
5.50%, 07/25/2040, Series 2010-71, Class HJ	147	158
5.50%, 10/25/2040, Series 2010-111, Class AM	496	532
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	19	20
5.53% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(3)(5)	361	63
5.58% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(3)(5)	25	3
5.75%, 06/25/2033, Series 2003-47, Class PE	36	37
5.75%, 07/25/2035, Series 2005-66, Class ZH	1,082	1,142
5.75%, 10/25/2035, Series 2005-84, Class XM	40	42
5.82%, 02/25/2051, Series 2011-2, Class WA(4)	52	55
5.98% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(3)(5)	103	8
5.98% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(3)(5)	58	7
6.00%, 08/25/2022, Series 1992-136, Class PK(7)	0	0
6.00%, 09/25/2022, Series 2002-54, Class PG(7)	0	0
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(3)(5)(7)	0	0
6.00%, 07/25/2023, Series 1993-136, Class ZB(4)	4	4
6.00%, 07/18/2028, Series 1998-36, Class ZB	4	4
6.00%, 12/25/2028, Series 1998-66, Class C	1	1
6.00%, 07/25/2031, Series 2001-33, Class ID	16	2
6.00%, 11/25/2031, Series 2001-60, Class PX	27	29
6.00%, 04/25/2032, Series 2002-15, Class ZA	70	74
6.00%, 11/25/2032, Series 2011-39, Class ZA	211	226
6.00%, 05/25/2033, Series 2003-39, Class IO(4)	5	1
6.00%, 05/25/2033, Series 2003-34, Class AX	17	18
6.00%, 05/25/2033, Series 2003-34, Class GE	48	51
6.00%, 05/25/2033, Series 2003-34, Class ED	89	96
6.00%, 12/25/2035, Series 2005-109, Class PC	6	7
6.00%, 07/25/2036, Series 2006-71, Class ZL	221	238
6.00%, 03/25/2037, Series 2007-18, Class MZ	141	146
6.00%, 05/25/2037, Series 2007-42, Class B	66	71
6.00%, 08/25/2037, Series 2007-78, Class CB	9	9
6.00%, 08/25/2037, Series 2007-78, Class PE	20	21
6.00%, 08/25/2037, Series 2007-76, Class ZG	21	23
6.00%, 08/25/2037, Series 2007-81, Class GE	34	36
6.00%, 08/25/2039, Series 2009-60, Class HT	215	232
6.02%, 09/25/2039, Series 2009-69, Class WA(4)	67	71
6.05% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(3)(5)	58	56
6.17%, 03/25/2040, Series 2010-16, Class WB(4)	133	142
6.20%, 02/25/2040, Series 2010-1, Class WA(4)	30	32
6.25%, 10/25/2037, Series 2007-106, Class A7(4)	28	31
6.30%, 12/25/2039, Series 2009-99, Class WA(4)	184	196
6.35%, 04/25/2029, Series 1999-17, Class C	2	2
6.43% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023, Series 1999-38, Class SK(3)(5)(7)	0	0
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	127	134
6.50%, 08/25/2022, Series 1996-59, Class J(7)	0	0
6.50%, 02/25/2023, Series G93-5, Class Z(7)	0	0
6.50%, 03/25/2023, Series G93-14, Class J(7)	0	0
6.50%, 07/25/2023, Series 1993-122, Class M(7)	0	0
6.50%, 09/25/2023, Series 1993-178, Class PK(7)	0	0
6.50%, 10/25/2023, Series 1993-189, Class PL	2	2
6.50%, 10/25/2023, Series 1993-183, Class KA	5	5
6.50%, 11/25/2023, Series 1995-19, Class Z	2	2
6.50%, 12/25/2023, Series 1993-225, Class UB	1	1
6.50%, 03/25/2024, Series 1994-37, Class L	2	2
6.50%, 03/25/2024, Series 1994-40, Class Z	13	13
6.50%, 04/25/2027, Series 1997-32, Class PG	7	7
6.50%, 07/18/2027, Series 1997-42, Class ZC(7)	0	1
6.50%, 09/25/2031, Series 2001-49, Class Z	4	5
6.50%, 10/25/2031, Series 2001-52, Class KB	3	3
6.50%, 04/25/2032, Series 2002-21, Class PE	12	13
6.50%, 05/25/2032, Series 2002-28, Class PK	25	27
6.50%, 06/25/2032, Series 2002-37, Class Z	11	12
6.50%, 07/25/2032, Series 2006-130, Class GI	44	5
6.50%, 08/25/2032, Series 2002-48, Class GH	32	35
6.50%, 02/25/2033, Series 2003-9, Class NZ	11	11
6.50%, 05/25/2033, Series 2003-33, Class IA	47	9
6.50%, 07/25/2036, Series 2006-63, Class ZH	110	121
6.50%, 07/25/2036, Series 2011-19, Class ZY	146	160
6.50%, 08/25/2036, Series 2006-78, Class BZ	10	11
6.50%, 08/25/2036, Series 2006-77, Class PC	56	60
6.50%, 09/25/2036, Series 2006-85, Class MZ	5	5
6.50%, 06/25/2037, Series 2007-92, Class YA	12	13

6.50%, 12/25/2037, Series 2007-112, Class MJ	91	99
6.50%, 06/25/2042, Series 2002-90, Class A1	39	42
6.53% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028, Series 1998-66, Class SB(3)(5)(7)	0	0
6.88%, 08/25/2023, Series 2002-83, Class CS	3	3
7.00%, 10/25/2022, Series G92-61, Class Z(7)	0	0
7.00%, 02/25/2023, Series 1997-61, Class ZC	1	1
7.00%, 03/25/2023, Series 1993-37, Class PX	1	1
7.00%, 04/25/2023, Series 1993-54, Class Z(7)	0	0
7.00%, 05/25/2023, Series 1993-56, Class PZ	6	6
7.00%, 07/25/2023, Series 2002-1, Class G	2	2
7.00%, 07/25/2023, Series 1993-99, Class Z	3	3
7.00%, 08/25/2023, Series 1993-141, Class Z	5	6
7.00%, 04/25/2024, Series 1994-63, Class PK	8	9
7.00%, 04/25/2024, Series 1994-62, Class PK	19	20
7.00%, 11/25/2026, Series 1996-48, Class Z	5	6
7.00%, 12/18/2027, Series 1997-81, Class PI(7)	3	0
7.00%, 03/25/2031, Series 2001-7, Class PF	3	3
7.00%, 07/25/2031, Series 2001-30, Class PM	8	9
7.00%, 08/25/2031, Series 2001-36, Class DE	16	18
7.00%, 09/25/2031, Series 2001-44, Class PU	3	3
7.00%, 09/25/2031, Series 2001-44, Class PD	4	4
7.00%, 09/25/2031, Series 2001-44, Class MY	21	23
7.00%, 11/25/2031, Series 2001-61, Class Z	31	34
7.00%, 05/25/2033, Series 2007-97, Class KI	82	8
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	482	539
7.00%, 11/25/2041, Series 2011-118, Class NT	502	554
7.00%, 11/25/2041, Series 2011-118, Class MT	563	626
7.25% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(3)(5)	8	8
7.48% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(3)(5)(7)	5	0
7.50%, 10/25/2022, Series 1992-188, Class PZ(7)	0	0
7.50%, 03/25/2023, Series 1993-25, Class J(7)	0	1
7.50%, 04/18/2027, Series 1997-27, Class J	2	2
7.50%, 04/20/2027, Series 1997-29, Class J	3	3
7.50%, 05/20/2027, Series 1997-39, Class PD	11	11
7.50%, 12/18/2029, Series 1999-62, Class PB	4	4
7.50%, 02/25/2030, Series 2000-2, Class ZE	19	20
7.70%, 03/25/2023, Series 1993-21, Class KA(7)	0	0
7.75%, 09/25/2022, Series 1992-163, Class M(7)	0	0
7.88% (10 Year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(3)(5)(7)	3	0
7.90%, 01/25/2023, Series G93-1, Class KA(7)	0	0
8.00%, 07/25/2022, Series 1992-117, Class MA(7)	0	0
8.00%, 09/25/2022, Series 1992-150, Class M(7)	0	0
8.50%, 01/25/2025, Series 1995-2, Class Z	1	1
8.50%, 01/25/2031, Series 2000-52, Class IO(7)	1	0
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(3)(5)	10	10
8.80%, 01/25/2025, Series G95-1, Class C	2	2
9.08% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(3)(5)	1	1
9.41% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(3)(5)	117	125
9.45% (1 Year LIBOR USD + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(3)(5)(7)	0	0
9.79% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(3)(5)	9	9
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(3)(5)(7)	0	0
10.40% (1 Year LIBOR USD + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(3)(5)(7)	0	0
10.50% (1 Year LIBOR USD + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(3)(5)(7)	0	0
10.75% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(3)(5)	16	15
10.95% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033, Series 2004-4, Class QM(3)(5)	2	2
10.99% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(3)(5)	8	8
11.10% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(3)(5)	11	11
11.51% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(3)(5)	5	5
12.04% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(3)(5)	6	7
12.09% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(3)(5)	6	6
12.25% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(3)(5)	72	76
12.31% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(3)(5)	9	10
12.44% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(3)(5)	15	16
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(3)(5)(7)	0	0
12.64% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(3)(5)	18	19
12.82% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(3)(5)	14	16
12.82% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(3)(5)	18	20
12.94% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(3)(5)	2	2

12.95% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(3)(5)	2	2
13.28% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(3)(5)	10	10
13.32% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(3)(5)	18	21
13.68% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(3)(5)	1	1
14.59% (1 Year LIBOR USD + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(3)(5)(7)	0	0
15.06% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(3)(5)	23	26
15.06% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(3)(5)	53	61
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023, Series 1993-27, Class SA(3)(5)(7)	0	0
15.53% (7 Year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(3)(5)(7)	0	0
15.56% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(3)(5)	38	39
15.67% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(3)(5)	26	27
15.83% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(3)(5)	17	20
17.25% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(3)(5)	23	29
17.38% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(3)(5)	16	19
17.51% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(3)(5)	11	13
17.71% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(3)(5)	4	4
18.06% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(3)(5)	31	39
18.08% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(3)(5)	7	8
18.25% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(3)(5)	3	4
18.60% (1 Year LIBOR USD + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(3)(5)(7)	0	0
18.61% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(3)(5)	85	96
18.61% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(3)(5)	10	13
18.80% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(3)(5)	9	9
18.82% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(3)(5)(7)	0	1
18.82% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(3)(5)	12	13
18.83% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(3)(5)(7)	0	0
19.71% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(3)(5)	12	15
19.72% (1 Year LIBOR USD + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(3)(5)	1	1
19.91% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(3)(5)	2	3
20.07% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(3)(5)	2	3
22.31% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(3)(5)	11	12
22.84% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(3)(5)	10	14
25.13% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(3)(5)	6	6
29.26% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(3)(5)	8	18
30.16% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(3)(5)	8	11
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	38	40
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	65	69
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	231	235
6.50%, 09/25/2042, Series 2003-W6, Class 3A	84	89
Fannie Mae Trust 2003-W8
2.02% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(3)	20	20
7.00%, 10/25/2042, Series 2003-W8, Class 2A	89	95
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	146	160
Fannie Mae Trust 2004-W15
1.87% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(3)	74	73
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	26	29
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	24	26
Fannie Mae Trust 2005-W3
1.84% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(3)	630	628
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	35	37
Fannie Mae Trust 2006-W2
1.84% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(3)	286	286
2.50%, 11/25/2045, Series 2006-W2, Class 2A(4)	96	98
Fannie Mae Whole Loan
1.88% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(3)	667	662

Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	1,780	1,641
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	20,803	19,627
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	4,430	4,250
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055	945
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	2,060	1,875
1.76%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	11,542
1.86% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2022, Series 2015-M17, Class FA(3)	39	38
1.99%, 12/25/2029, Series 2019-M30, Class 2A1	14,672	14,140
2.00%, 10/25/2030, Series 2020-M50, Class X1(4)	16,580	1,505
2.09%, 11/25/2033, Series 2021-M3, Class X1(4)	28,306	3,231
2.10%, 11/25/2028, Series 2020-M38, Class X2(4)	11,690	1,174
2.11%, 07/25/2030, Series 2020-M39, Class X1(4)	107,950	11,636
2.28%, 12/27/2022, Series 2013-M7, Class A2	312	310
2.39%, 01/25/2023, Series 2013-M9, Class A2(4)	317	315
2.53%, 09/25/2024, Series 2015-M1, Class A2	1,083	1,059
2.56%, 12/25/2026, Series 2017-M3, Class A2(4)	1,218	1,173
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,127	1,108
2.66%, 12/25/2026, Series 2017-M4, Class A2(4)	6,783	6,566
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,925	1,894
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	3,404	3,321
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,200	2,128
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	799	794
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	4,936	4,853
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	6,384	6,283
3.16%, 03/25/2028, Series 2018-M4, Class A2(4)	3,526	3,456
3.17%, 06/25/2027, Series 2017-M12, Class A2(4)	4,367	4,304
3.18%, 02/25/2030, Series 2018-M3, Class A2(4)	2,732	2,659
3.22%, 04/25/2029, Series 2017-M5, Class A2(4)	4,218	4,145
3.41%, 06/25/2028, Series 2018-M8, Class A2(4)	4,693	4,646
3.48%, 07/25/2028, Series 2018-M10, Class A1(4)	1,959	1,966
3.48%, 07/25/2028, Series 2018-M10, Class A2(4)	6,977	6,937
3.50%, 01/25/2024, Series 2014-M3, Class A2(4)	4,235	4,232
3.51%, 12/25/2023, Series 2014-M2, Class A2(4)	1,089	1,091
3.67%, 09/25/2028, Series 2019-M1, Class A2(4)	7,273	7,286
3.77%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,615
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE	1	1
7.00%, 03/25/2023, Series 8, Class ZA(7)	0	0
7.50%, 04/25/2024, Series 29, Class L	6	6
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	56	33
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1	1	1
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037, Series 2006-FA8, Class 2A1(7)	4	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
4.03% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(3)(5)	567	69
FMC GMSR Issuer Trust
3.65%, 02/25/2024, Series 2021-SAT1, Class A(1)(4)	16,715	16,464
Freddie Mac Gold Pool
2.00%, 01/01/2032	2,792	2,673
2.50%, 06/01/2028	369	364
2.50%, 03/01/2030	700	688
2.50%, 07/01/2030	1,731	1,699
2.50%, 07/01/2031	1,544	1,515
2.50%, 08/01/2031	756	739
2.50%, 11/01/2046	1,343	1,217
3.00%, 07/01/2028	602	598
3.00%, 08/01/2028	399	398
3.00%, 09/01/2028	1,324	1,320
3.00%, 10/01/2028	548	547
3.00%, 05/01/2029	503	499
3.00%, 09/01/2031	609	606
3.00%, 02/01/2032	3,066	3,058
3.00%, 07/01/2035	3,794	3,730
3.00%, 09/01/2036	1,472	1,441
3.00%, 08/01/2042	754	721
3.00%, 10/01/2042	2,017	1,930
3.00%, 11/01/2042	3,516	3,364
3.00%, 02/01/2043	174	167
3.00%, 03/01/2043	1,191	1,139
3.00%, 03/01/2043	2,374	2,271
3.00%, 04/01/2043	43	41
3.00%, 04/01/2043	7,047	6,740
3.00%, 06/01/2043	19	18
3.00%, 07/01/2043	13	12
3.00%, 07/01/2043	145	139
3.00%, 08/01/2043	279	266
3.00%, 08/01/2043	3,165	3,026
3.00%, 05/01/2045	458	437
3.00%, 05/01/2045	1,457	1,387
3.00%, 06/01/2045	288	275
3.00%, 10/01/2045	2,219	2,122
3.00%, 10/01/2046	3,693	3,499
3.00%, 10/01/2046	11,445	10,893

3.00%, 01/01/2047	912	863
3.00%, 02/01/2047	5,121	4,847
3.00%, 03/01/2047	658	623
3.00%, 05/01/2047	8,098	7,679
3.50%, 01/01/2032	244	244
3.50%, 03/01/2032	95	95
3.50%, 02/01/2033	123	122
3.50%, 05/01/2033	105	103
3.50%, 05/01/2033	379	375
3.50%, 01/01/2034	3,415	3,418
3.50%, 04/01/2037	3,742	3,727
3.50%, 11/01/2037	1,025	1,009
3.50%, 05/01/2042	379	373
3.50%, 06/01/2042	164	161
3.50%, 06/01/2042	1,157	1,133
3.50%, 08/01/2042	276	271
3.50%, 09/01/2042	1,508	1,483
3.50%, 09/01/2042	2,166	2,131
3.50%, 10/01/2042	1,127	1,108
3.50%, 10/01/2042	5,839	5,744
3.50%, 11/01/2042	82	80
3.50%, 11/01/2042	498	490
3.50%, 11/01/2042	1,303	1,282
3.50%, 12/01/2042	1,402	1,379
3.50%, 01/01/2043	3,527	3,469
3.50%, 03/01/2043	311	306
3.50%, 05/01/2043	146	143
3.50%, 06/01/2043	340	333
3.50%, 06/01/2043	687	676
3.50%, 07/01/2043	237	233
3.50%, 10/01/2043	106	104
3.50%, 05/01/2044	8,207	8,073
3.50%, 01/01/2045	6,564	6,457
3.50%, 06/01/2045	639	628
3.50%, 12/01/2045	1,623	1,588
3.50%, 01/01/2046	3,806	3,725
3.50%, 05/01/2046	1,008	986
3.50%, 07/01/2046	1,637	1,602
3.50%, 08/01/2046	3,660	3,601
3.50%, 08/01/2046	3,954	3,889
3.50%, 12/01/2046	3,268	3,199
3.50%, 01/01/2047	1,279	1,254
3.50%, 10/01/2047	2,944	2,881
4.00%, 09/01/2040	260	263
4.00%, 11/01/2040	15	15
4.00%, 11/01/2040	687	695
4.00%, 12/01/2040	206	208
4.00%, 12/01/2040	407	412
4.00%, 12/01/2040	484	490
4.00%, 12/01/2040	509	516
4.00%, 12/01/2040	582	589
4.00%, 01/01/2041	465	468
4.00%, 10/01/2041	1,775	1,793
4.00%, 11/01/2041	5	5
4.00%, 01/01/2042	80	81
4.00%, 05/01/2042	7	7
4.00%, 06/01/2042	830	835
4.00%, 10/01/2042	40	39
4.00%, 01/01/2043	119	119
4.00%, 09/01/2043	3,087	3,125
4.00%, 11/01/2043	32	32
4.00%, 11/01/2043	60	60
4.00%, 12/01/2043	95	96
4.00%, 12/01/2043	162	162
4.00%, 12/01/2043	570	575
4.00%, 01/01/2044	67	68
4.00%, 01/01/2044	184	185
4.00%, 03/01/2044	964	972
4.00%, 10/01/2044	3,027	3,051
4.00%, 01/01/2045	148	149
4.00%, 10/01/2045	194	196
4.00%, 10/01/2045	2,736	2,741
4.00%, 11/01/2045	4,156	4,189
4.00%, 01/01/2046	2,047	2,058
4.00%, 05/01/2046	102	103
4.00%, 06/01/2046	4,389	4,424
4.00%, 08/01/2046	987	995
4.00%, 01/01/2047	6,348	6,399
4.00%, 04/01/2047	199	200
4.00%, 06/01/2047	1,512	1,520
4.00%, 09/01/2047	3,181	3,200
4.50%, 11/01/2035	7	7
4.50%, 07/01/2039	85	87
4.50%, 10/01/2039	653	675
4.50%, 11/01/2039	730	754
4.50%, 11/01/2039	1,032	1,066
4.50%, 05/01/2040	364	376

4.50%, 08/01/2040	150	155
4.50%, 09/01/2040	122	126
4.50%, 09/01/2040	472	487
4.50%, 03/01/2041	97	100
4.50%, 05/01/2041	852	880
4.50%, 08/01/2041	236	244
4.50%, 12/01/2043	2,978	3,076
4.50%, 03/01/2044	223	229
4.50%, 05/01/2044	303	312
4.50%, 07/01/2044	22	23
4.50%, 07/01/2044	121	125
4.50%, 09/01/2044	751	773
4.50%, 09/01/2046	1,383	1,415
4.50%, 10/01/2046	1,226	1,253
4.50%, 11/01/2046	5,391	5,567
4.50%, 07/01/2047	533	542
4.50%, 07/01/2047	631	645
4.50%, 11/01/2047	387	395
5.00%, 01/01/2034	14	14
5.00%, 06/01/2034	41	42
5.00%, 09/01/2034	51	54
5.00%, 03/01/2035	14	14
5.00%, 08/01/2035	586	617
5.00%, 03/01/2036	1,282	1,349
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	34	36
5.00%, 03/01/2037	80	84
5.00%, 06/01/2037	91	96
5.00%, 08/01/2037	97	102
5.00%, 02/01/2038	121	126
5.00%, 03/01/2038	32	34
5.00%, 03/01/2038	113	119
5.00%, 03/01/2038	133	140
5.00%, 03/01/2038	141	148
5.00%, 04/01/2038	71	74
5.00%, 09/01/2038	15	16
5.00%, 09/01/2038	89	93
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	31	32
5.00%, 12/01/2038(7)	0	0
5.00%, 12/01/2038	105	111
5.00%, 02/01/2039	211	223
5.00%, 05/01/2039	5	5
5.00%, 10/01/2039	243	256
5.00%, 01/01/2040	58	61
5.00%, 03/01/2040	99	104
5.00%, 03/01/2040	930	980
5.00%, 08/01/2040	141	149
5.00%, 04/01/2041	502	529
5.00%, 06/01/2041	236	248
5.00%, 12/01/2047	1,635	1,674
5.00%, 02/01/2048	742	768
5.50%, 02/01/2024(7)	0	0
5.50%, 01/01/2033	18	19
5.50%, 10/01/2033	21	22
5.50%, 07/01/2035	47	50
5.50%, 01/01/2036	10	10
5.50%, 12/01/2036	19	20
5.50%, 05/01/2038	27	29
5.50%, 08/01/2038	36	38
5.50%, 01/01/2039	1,452	1,557
5.50%, 03/01/2040	13	14
5.50%, 05/01/2040	932	1,002
5.50%, 08/01/2040	382	411
6.00%, 10/01/2029	5	5
6.00%, 12/01/2033	10	10
6.00%, 01/01/2034	5	5
6.00%, 01/01/2034	15	17
6.00%, 11/01/2036	7	7
6.00%, 12/01/2036	4	4
6.00%, 12/01/2036	9	10
6.50%, 01/01/2028	13	13
6.50%, 06/01/2029	6	6
6.50%, 08/01/2029	58	62
6.50%, 11/01/2034	4	5
6.50%, 01/01/2035	57	60
6.50%, 12/01/2035	10	11
6.50%, 12/01/2035	35	37
6.50%, 11/01/2036	10	11
6.50%, 11/01/2036	90	97
6.50%, 11/01/2036	101	108
6.50%, 12/01/2036	66	72
6.50%, 12/01/2036	150	164
6.50%, 01/01/2037	6	6
6.50%, 01/01/2037	9	9
6.50%, 02/01/2037	8	8
6.50%, 06/01/2037	5	5

6.50%, 11/01/2037	31	33
6.50%, 03/01/2038	28	30
7.00%, 04/01/2026(7)	0	0
7.00%, 12/01/2028	15	16
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	18	19
7.00%, 07/01/2032	2	3
7.00%, 08/01/2032	3	4
7.00%, 02/01/2037	4	5
7.50%, 08/01/2025(7)	0	0
7.50%, 01/01/2032	42	45
7.50%, 12/01/2036	131	138
7.50%, 01/01/2038	23	25
7.50%, 01/01/2038	42	46
7.50%, 09/01/2038	16	17
8.00%, 08/01/2024(7)	0	0
8.00%, 11/01/2024(7)	0	0
8.50%, 07/01/2028	1	1
10.00%, 10/01/2030	3	3
Freddie Mac Multifamily Structured Pass-Through Certificates
0.81%, 12/25/2030, Series K124, Class X1(4)	40,630	1,995
0.88%, 10/25/2022, Series K025, Class X1(4)	18,582	24
1.31%, 10/25/2030, Series K120, Class XAM(4)	31,375	2,597
1.48%, 01/25/2030, Series K106, Class X1(4)	134,545	11,003
1.48%, 03/25/2026, Series K055, Class X1(4)	26,109	1,084
1.64%, 01/25/2030, Series K107, Class A2	1,890	1,655
1.68%, 05/25/2030, Series K111, Class X1(4)	28,097	2,775
2.31%, 12/25/2022, Series KJ07, Class A2	2,049	2,041
2.36%, 08/25/2022, Series KJ08, Class A2	11	11
2.40%, 03/25/2032, Series K142, Class A2	13,700	12,314
2.52%, 01/25/2023, Series KS01, Class A2	687	685
2.57%, 07/25/2026, Series K057, Class A2	10,075	9,754
2.77%, 05/25/2025, Series KPLB, Class A	4,250	4,181
2.81%, 09/25/2024, Series KJ14, Class A2	4,324	4,283
2.84%, 09/25/2022, Series KJ09, Class A2	201	201
3.04%, 07/25/2024, Series K727, Class AM	10,000	9,918
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,986
3.10%, 02/25/2024, Series K725, Class AM(4)	5,000	4,977
3.12%, 06/25/2027, Series K066, Class A2	4,263	4,189
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650	11,474
3.19%, 07/25/2027, Series K067, Class A2	9,215	9,086
3.22%, 03/25/2027, Series K064, Class A2	14,175	14,010
3.24%, 04/25/2027, Series K065, Class A2	7,030	6,951
3.24%, 08/25/2027, Series K068, Class A2	2,846	2,812
3.30%, 11/25/2027, Series K070, Class A2(4)	4,589	4,541
3.33%, 05/25/2027, Series K065, Class AM	1,779	1,759
3.34%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,277
3.35%, 11/25/2026, Series K061, Class A2(4)	14,450	14,441
3.39%, 03/25/2024, Series K038, Class A2	4,286	4,284
3.49%, 01/25/2024, Series K037, Class A2	5,000	5,010
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,520
3.85%, 06/25/2028, Series K078, Class A2	7,875	8,005
3.90%, 10/25/2033, Series K158, Class A3(4)	6,500	6,494
Freddie Mac Multifamily WI Certificates Series WI-K138
1.89%, 03/25/2032, Series K138, Class AM	4,300	3,657
Freddie Mac Multifamily WI Certificates Series WI-K146
2.92%, 07/25/2032, Series K146, Class A2	9,700	9,093
Freddie Mac Non Gold Pool
1.83% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.49% Cap), 12/01/2036(3)	61	62
1.85% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(3)	12	12
1.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036(3)	25	26
1.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(3)	5	5
1.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(3)	103	105
1.94% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(3)	4	4
1.97% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(3)	11	11
1.99% (1 Year LIBOR USD + 1.74%, 1.74% Floor, 11.42% Cap), 11/01/2036(3)	20	20
2.00% (6 Month LIBOR USD + 1.62%, 1.62% Floor, 12.64% Cap), 08/01/2036(3)	42	43
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.46% Cap), 09/01/2036(3)	26	26
2.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(3)	5	5
2.04% (6 Month LIBOR USD + 1.74%, 1.74% Floor, 12.82% Cap), 08/01/2036(3)	26	26
2.04% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 10.08% Cap), 02/01/2036(3)	7	7
2.07% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(3)	8	8
2.12% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(3)	3	3
2.13% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(3)	2	2
2.14% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(3)	27	27
2.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(3)	18	18
2.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(3)	2	2
2.17% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 11.12% Cap), 12/01/2036(3)	40	41
2.29% (6 Month LIBOR USD + 1.78%, 1.77% Floor, 12.49% Cap), 07/01/2036(3)	24	25
2.31% (6 Month LIBOR USD + 1.74%, 1.74% Floor, 13.12% Cap), 10/01/2036(3)	60	62
2.31% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.38% Cap), 11/01/2036(3)	48	50
2.33% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 9.13% Cap), 07/01/2040(3)	19	20
2.33% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.33% Cap), 02/01/2037(3)	15	15
2.34% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.26% Cap), 01/01/2027(3)	2	2
2.35% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036(3)	66	68
2.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(3)	12	12
2.36% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.71% Cap), 11/01/2036(3)	16	17

2.36% (6 Month LIBOR USD + 1.91%, 1.87% Floor, 12.27% Cap), 03/01/2037(3)	45	46
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.87% Cap), 07/01/2036(3)	11	12
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 02/01/2036(3)	25	26
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.94% Cap), 01/01/2035(3)	19	20
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 01/01/2035(3)	68	69
2.38% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036(3)	2	2
2.39% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(3)	13	13
2.40% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(3)	26	26
2.42% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(3)	5	5
2.45% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(3)	22	22
2.47% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.11% Cap), 09/01/2032(3)	2	2
2.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.29% Cap), 10/01/2036(3)	21	21
2.48% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.71% Cap), 04/01/2030(3)	1	1
2.53% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 07/01/2036(3)	19	19
2.54% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.83% Cap), 03/01/2036(3)	33	34
2.56% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.98% Cap), 05/01/2037(3)	28	28
2.57% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 11.05% Cap), 04/01/2038(3)	25	26
2.57% (6 Month LIBOR USD + 1.88%, 1.88% Floor, 12.42% Cap), 10/01/2036(3)	22	23
2.61% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.61% Cap), 09/01/2034(3)	56	58
2.67% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(3)	25	25
2.69% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 10.73% Cap), 05/01/2038(3)	8	8
2.69% (6 Month LIBOR USD + 1.56%, 1.56% Floor, 11.81% Cap), 05/01/2037(3)	40	41
2.71% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.34% Cap), 05/01/2033(3)	51	52
2.72% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.06% Cap), 05/01/2037(3)	11	11
2.74% (1 Year LIBOR USD + 2.39%, 2.39% Floor, 12.01% Cap), 03/01/2037(3)	3	3
2.86% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.13% Cap), 04/01/2034(3)	8	8
2.91% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(3)	2	2
3.03% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.26% Cap), 05/01/2037(3)	28	28
3.06% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.82% Cap), 03/01/2036(3)	14	15
3.17% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.94% Cap), 06/01/2036(3)	73	75
3.23% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(3)	55	55
3.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036(3)	11	11
3.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.65% Cap), 05/01/2036(3)	38	39
3.52% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.91% Cap), 05/01/2036(3)	6	6
3.56% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.04% Cap), 05/01/2037(3)	28	28
Freddie Mac Pool
1.50%, 11/01/2050	8,050	6,692
2.00%, 06/01/2040	1,552	1,387
2.00%, 12/01/2041	10,365	9,192
2.00%, 12/01/2041	19,283	17,238
2.00%, 09/01/2050	4,176	3,639
2.00%, 09/01/2050	5,791	5,046
2.00%, 10/01/2050	4,320	3,765
2.00%, 11/01/2050	2,018	1,759
2.00%, 12/01/2050	1,673	1,459
2.00%, 03/01/2051	2,279	1,987
2.00%, 04/01/2051	3,862	3,367
2.00%, 04/01/2051	4,116	3,580
2.00%, 05/01/2051	981	852
2.00%, 05/01/2051	8,863	7,751
2.00%, 06/01/2051	360	314
2.00%, 08/01/2051	3,912	3,411
2.00%, 08/01/2051	5,862	5,110
2.00%, 09/01/2051	9,495	8,286
2.00%, 10/01/2051	2,457	2,142
2.00%, 11/01/2051	2,862	2,495
2.00%, 11/01/2051	15,102	13,165
2.00%, 12/01/2051	3,600	3,128
2.00%, 01/01/2052	620	539
2.00%, 02/01/2052	1,981	1,727
2.00%, 02/01/2052	20,279	17,678
2.50%, 02/01/2042	11,248	10,352
2.50%, 04/01/2042	8,924	8,213
2.50%, 07/01/2050	1,470	1,302
2.50%, 08/01/2050	1,243	1,131
2.50%, 09/01/2050	887	800
2.50%, 10/01/2050	7,304	6,581
2.50%, 10/01/2050	25,958	23,619
2.50%, 11/01/2050	2,290	2,065
2.50%, 02/01/2051	13,208	12,007
2.50%, 02/01/2051	13,658	12,420
2.50%, 03/01/2051	714	649
2.50%, 04/01/2051	25,784	23,232
2.50%, 05/01/2051	5,234	4,719
2.50%, 06/01/2051	1,465	1,320
2.50%, 08/01/2051	9,008	8,120
2.50%, 09/01/2051	9,946	8,956
2.50%, 11/01/2051	11,752	10,660
2.50%, 11/01/2051	14,078	12,779
2.50%, 11/01/2051	18,441	16,655
2.50%, 12/01/2051	20	18
2.50%, 02/01/2052	3,507	3,167
2.50%, 02/01/2052	5,293	4,769
2.50%, 02/01/2052	7,282	6,562
3.00%, 01/01/2046	8,720	8,333
3.00%, 08/01/2048	2,429	2,287
3.00%, 02/01/2049	10,739	10,206

3.00%, 10/01/2049	1,594	1,494
3.00%, 11/01/2049	1,138	1,067
3.00%, 12/01/2049	530	497
3.00%, 01/01/2050	1,626	1,524
3.00%, 01/01/2050	1,931	1,812
3.00%, 01/01/2050	2,307	2,161
3.00%, 02/01/2050	8,642	8,111
3.00%, 02/01/2050	11,309	10,562
3.00%, 04/01/2050	955	897
3.00%, 06/01/2050	640	598
3.00%, 06/01/2050	9,356	8,790
3.00%, 07/01/2050	5,595	5,259
3.00%, 09/01/2050	53	50
3.00%, 09/01/2050	1,224	1,160
3.00%, 03/01/2051	2,279	2,137
3.00%, 04/01/2051	13,733	12,819
3.00%, 01/01/2052	9,351	8,731
3.00%, 02/01/2052	8,031	7,488
3.00%, 02/01/2052	10,630	9,911
3.00%, 02/01/2052	24,704	23,045
3.00%, 04/01/2052	49,353	46,044
3.00%, 05/01/2052	994	927
3.50%, 08/01/2035	4,375	4,375
3.50%, 02/01/2042	929	913
3.50%, 08/01/2044	2,320	2,280
3.50%, 08/01/2046	242	238
3.50%, 10/01/2047	212	207
3.50%, 03/01/2048	4,656	4,551
3.50%, 10/01/2049	1,434	1,397
3.50%, 04/01/2052	19,806	19,071
3.50%, 04/01/2052	35,369	34,125
4.00%, 02/01/2046	4,571	4,623
4.00%, 04/01/2047	316	317
4.00%, 05/01/2047	1,882	1,899
4.00%, 01/01/2048	98	98
4.00%, 06/01/2048	94	94
4.00%, 01/01/2049	3,367	3,370
4.00%, 07/01/2049	9,032	9,043
4.00%, 05/01/2050	435	434
4.00%, 02/01/2051	4,065	4,034
4.00%, 06/01/2052	15,009	14,844
4.50%, 06/01/2048	3,316	3,381
4.50%, 12/01/2048	3,691	3,719
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	163	177
6.00%, 05/15/2036, Series R007, Class ZA	216	232
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1865, Class D	2	2
0.00%, 05/15/2024, Series 2306, Class K	1	1
0.00%, 09/15/2032, Series 3393, Class JO	587	510
0.00%, 12/15/2032, Series 2835, Class QO	11	9
0.00%, 07/15/2034, Series 3611, Class PO	60	52
0.00%, 02/15/2035, Series 2990, Class GO	19	17
0.00%, 04/15/2035, Series 3077, Class TO	15	15
0.00%, 08/15/2035, Series 3014, Class OD	4	4
0.00%, 09/15/2035, Series 3029, Class SO	13	12
0.00%, 02/15/2036, Series 3117, Class OG	11	10
0.00%, 02/15/2036, Series 3117, Class OK	14	12
0.00%, 02/15/2036, Series 3117, Class EO	15	13
0.00%, 02/15/2036, Series 3117, Class AO	35	32
0.00%, 03/15/2036, Series 3134, Class PO	4	3
0.00%, 03/15/2036, Series 3122, Class OP	20	18
0.00%, 03/15/2036, Series 3122, Class OH	22	19
0.00%, 04/15/2036, Series 3138, Class PO	19	16
0.00%, 04/15/2036, Series 3607, Class AO	37	31
0.00%, 04/15/2036, Series 3147, Class PO	41	37
0.00%, 04/15/2036, Series 3607, Class BO	67	58
0.00%, 05/15/2036, Series 3233, Class OP	5	4
0.00%, 05/15/2036, Series 3149, Class SO	11	9
0.00%, 05/15/2036, Series 3151, Class PO	25	21
0.00%, 05/15/2036, Series 3153, Class EO	29	25
0.00%, 06/15/2036, Series 3171, Class MO	46	42
0.00%, 07/15/2036, Series 3179, Class OA	13	11
0.00%, 08/15/2036, Series 3200, Class PO	20	18
0.00%, 09/15/2036, Series 3218, Class AO	9	7
0.00%, 09/15/2036, Series 3213, Class OA	11	9
0.00%, 10/15/2036, Series 3225, Class EO	24	20
0.00%, 12/15/2036, Series 3256, Class PO	13	11
0.00%, 01/15/2037, Series 3261, Class OA	13	11
0.00%, 02/15/2037, Series 3274, Class JO	3	3
0.00%, 02/15/2037, Series 3510, Class OD	34	30
0.00%, 03/15/2037, Series 3286, Class PO	2	1
0.00%, 04/15/2037, Series 3373, Class TO	13	11
0.00%, 05/15/2037, Series 3318, Class AO	1	1
0.00%, 05/15/2037, Series 3316, Class PO	23	19
0.00%, 05/15/2037, Series 3607, Class PO	133	111
0.00%, 06/15/2037, Series 3326, Class JO	2	2

0.00%, 06/15/2037, Series 3331, Class PO	12	11
0.00%, 07/15/2037, Series 3607, Class OP	192	160
0.00%, 09/15/2037, Series 3365, Class PO	19	16
0.00%, 10/15/2039, Series 3607, Class TO	64	54
0.00%, 01/15/2040, Series 3621, Class BO	53	46
0.00%, 10/15/2049, Series 3582, Class PO	229	203
1.01%, 01/15/2040, Series 3802, Class LS(4)	315	11
1.14% (ECOFIN + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023, Series 1470, Class F(3)(7)	0	0
1.20% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(3)	332	330
1.47% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(3)(7)	0	0
1.62% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(3)	48	48
1.69%, 02/15/2039, Series 3546, Class A(4)	35	35
1.72% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(3)	30	30
1.72% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(3)	254	253
1.72% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(3)	304	302
1.73% (ECOFIN + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(3)(7)	0	0
1.76% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(3)	20	20
1.77% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(3)	1,036	1,031
1.82% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040, Series 3966, Class BF(3)(7)	0	0
1.82% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(3)	433	431
1.82% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(3)	183	183
1.87% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(3)	293	294
1.87% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(3)	254	255
1.92% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(3)	6	6
1.92% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(3)	91	92
1.92% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(3)	9	9
2.00%, 10/25/2050, Series 5023, Class IO	5,109	606
2.00%, 12/25/2051, Series 5190, Class EC	9,448	8,682
2.00%, 02/25/2052, Series 5197, Class EA	9,082	8,295
2.00% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(3)	335	338
2.02% (10 Year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(3)(7)	0	0
2.02% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(3)(7)	0	0
2.07% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(3)	24	24
2.12% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(3)	28	28
2.22% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(3)	24	24
2.31% (10 Year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(3)	1	1
2.47% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022, Series 1370, Class JA(3)(7)	0	0
2.47% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(3)	1	1
2.52% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(3)	10	10
3.00%, 08/15/2033, Series 4238, Class WY	303	297
3.00%, 06/15/2043, Series 4217, Class KY	206	191
3.00%, 12/15/2047, Series 4740, Class P	1,203	1,143
3.00%, 10/25/2050, Series 5019, Class IP	2,192	356
3.00%, 01/25/2052, Series 5185, Class LI	6,583	1,015
3.50%, 01/15/2026, Series 3793, Class AB	517	519
3.50%, 01/15/2042, Series 3989, Class JW	1,545	1,505
3.50%, 02/15/2047, Series 4661, Class KZ	11,994	11,509
3.50%, 08/15/2047, Series 4710, Class KZ	15,860	15,219
3.50%, 11/15/2047, Series 4739, Class Z	1,838	1,777
3.50%, 12/15/2047, Series 4746, Class ZN	5,852	5,668
3.50%, 10/15/2053, Series 4821, Class MA	2,722	2,730
3.54% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(3)	24	24
4.00%, 12/15/2024, Series 3614, Class QB	43	43
4.00%, 11/15/2041, Series 3957, Class B	177	179
4.00%, 12/15/2041, Series 3966, Class NA	144	147
4.24% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022, Series 1455, Class WB(3)(5)(7)	0	0
4.50%, 06/15/2025, Series 3684, Class CY	150	152
4.50%, 07/15/2039, Series 3680, Class MA	19	20
4.50%, 12/15/2039, Series 3610, Class CA	1,626	1,669
4.50%, 05/15/2041, Series 3852, Class CE	426	441
4.50%, 09/15/2043, Series 4247, Class AY	1,000	1,037
4.53% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(3)(5)	120	14
4.68% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(3)(5)	168	20
4.68% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(3)(5)	51	5
4.68% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(3)(5)	127	14

4.68% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(3)(5)	119	17
4.78% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(3)(5)	8	1
4.82% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(3)(5)	20	3
4.88% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(3)(5)	70	7
4.93% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(3)(5)	55	6
4.98% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(3)(5)	61	2
5.00%, 05/15/2023, Series 1798, Class F	1	1
5.00%, 11/15/2023, Series 2709, Class PG	27	27
5.00%, 12/15/2023, Series 2720, Class PC	3	3
5.00%, 12/15/2024, Series 2903, Class Z	10	10
5.00%, 04/15/2030, Series 3654, Class DC	655	674
5.00%, 07/15/2033, Series 2653, Class PZ	222	228
5.00%, 01/15/2034, Series 3920, Class LP	139	145
5.00%, 10/15/2039, Series 3795, Class EI	37	1
5.00%, 12/15/2040, Series 3770, Class ZB	716	740
5.00%, 05/15/2041, Series 3860, Class PZ	1,442	1,525
5.10% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(3)(5)	146	17
5.13% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(3)(5)	36	5
5.13% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(3)(5)	91	13
5.28% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(3)(5)	29	3
5.33% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(3)(5)	292	39
5.38% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(3)(5)	31	4
5.48% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(3)(5)	83	13
5.50%, 10/15/2022, Series 2512, Class PG	1	1
5.50%, 12/15/2022, Series 2535, Class BK(7)	0	0
5.50%, 03/15/2023, Series 2586, Class HD	11	11
5.50%, 04/15/2023, Series 2595, Class HC	13	13
5.50%, 11/15/2023, Series 2710, Class HB	4	4
5.50%, 02/15/2034, Series 2744, Class PE	1	1
5.50%, 08/15/2036, Series 3645, Class KZ	30	32
5.50%, 08/15/2036, Series 3200, Class AY	85	91
5.50%, 03/15/2038, Series 3423, Class PB	238	256
5.50%, 05/15/2038, Series 3453, Class B	11	11
5.50%, 01/15/2039, Series 3501, Class CB	97	103
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(3)(5)	90	89
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(3)(5)	232	228
5.60%, 06/15/2023, Series 2033, Class J	2	2
5.67%, 10/15/2038, Series 3895, Class WA(4)	51	54
5.78% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(3)(5)	7	1
6.00%, 11/15/2023, Series 1642, Class PJ	3	3
6.00%, 06/15/2024, Series 1737, Class L	3	3
6.00%, 05/15/2027, Series 1981, Class Z	6	6
6.00%, 07/15/2028, Series 2070, Class C	5	5
6.00%, 09/15/2028, Series 2086, Class GB	2	2
6.00%, 11/15/2028, Series 2095, Class PE	13	14
6.00%, 12/15/2028, Series 2106, Class ZD	28	29
6.00%, 01/15/2029, Series 2110, Class PG	35	37
6.00%, 02/15/2029, Series 2125, Class JZ	8	9
6.00%, 09/15/2032, Series 2500, Class MC	24	26
6.00%, 12/15/2032, Series 2544, Class HC	16	18
6.00%, 12/15/2032, Series 2543, Class YX	46	49
6.00%, 01/15/2033, Series 2552, Class ME	29	32
6.00%, 02/15/2033, Series 2567, Class QD	24	26
6.00%, 02/15/2033, Series 2575, Class ME	111	119
6.00%, 03/15/2033, Series 2596, Class QG	17	18
6.00%, 05/15/2034, Series 2802, Class OH	54	57
6.00%, 04/15/2035, Series 2968, Class EH	626	661
6.00%, 01/15/2036, Series 3101, Class UZ	69	75
6.00%, 03/15/2036, Series 3122, Class ZB	3	4
6.00%, 04/15/2036, Series 3219, Class DI	35	7
6.00%, 04/15/2036, Series 3137, Class XP	45	49
6.00%, 04/15/2036, Series 3819, Class ZQ	353	384
6.00%, 06/15/2036, Series 3164, Class MG	8	8
6.00%, 02/15/2037, Series 3274, Class B	30	31
6.00%, 04/15/2037, Series 3302, Class UT	33	36
6.00%, 05/15/2037, Series 3315, Class HZ	31	33
6.00%, 06/15/2038, Series 3461, Class LZ	8	8
6.00%, 06/15/2038, Series 3461, Class Z	204	218
6.25%, 10/15/2023, Series 1591, Class PV	1	1
6.25%, 08/15/2028, Series 2075, Class PM	17	18
6.25%, 02/15/2029, Series 2126, Class CB	35	37
6.27% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(3)(5)(7)	0	0
6.38%, 02/15/2032, Series 2410, Class OE	6	6
6.50%, 09/15/2023, Series 1608, Class L	7	7
6.50%, 12/15/2023, Series 1983, Class Z	2	2
6.50%, 12/15/2023, Series 2283, Class K	2	2

6.50%, 03/15/2026, Series 1829, Class ZB(7)	0	0
6.50%, 07/15/2026, Series 1863, Class Z	3	4
6.50%, 01/15/2027, Series 1927, Class ZA	4	4
6.50%, 12/15/2027, Series 2019, Class Z	4	5
6.50%, 06/15/2028, Series 2063, Class PG	7	8
6.50%, 08/15/2028, Series 2075, Class PH	16	17
6.50%, 05/15/2031, Series 2313, Class LA	2	2
6.50%, 08/15/2031, Series 2351, Class PZ	6	7
6.50%, 08/15/2031, Series 2345, Class NE	7	8
6.50%, 08/15/2031, Series 2344, Class ZJ	11	12
6.50%, 08/15/2031, Series 2344, Class ZD	89	95
6.50%, 10/15/2031, Series 2367, Class ME	9	10
6.50%, 01/15/2032, Series 2399, Class OH	11	12
6.50%, 01/15/2032, Series 2399, Class TH	15	16
6.50%, 02/15/2032, Series 2410, Class NG	15	16
6.50%, 02/15/2032, Series 2420, Class XK	19	20
6.50%, 03/15/2032, Series 2430, Class WF	23	25
6.50%, 03/15/2032, Series 2423, Class TB	27	29
6.50%, 04/15/2032, Series 2441, Class GF	5	6
6.50%, 04/15/2032, Series 2435, Class CJ	36	39
6.50%, 04/15/2032, Series 2434, Class ZA	45	48
6.50%, 05/15/2032, Series 2455, Class GK	18	19
6.50%, 06/15/2032, Series 2466, Class DH	7	8
6.50%, 06/15/2032, Series 2458, Class ZM	14	15
6.50%, 06/15/2032, Series 2466, Class PH	21	22
6.50%, 07/15/2032, Series 2474, Class NR	20	21
6.50%, 07/15/2032, Series 2484, Class LZ	25	27
6.50%, 03/15/2033, Series 2586, Class WI	11	2
6.50%, 07/15/2036, Series 3195, Class PD	37	40
6.50%, 07/15/2036, Series 3181, Class AZ	46	50
6.63% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(3)(5)	15	1
6.68% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(3)(5)	36	5
6.68% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(3)(5)	10	1
6.82% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(3)(5)	296	296
7.00%, 04/15/2023, Series 1502, Class PX	1	1
7.00%, 05/15/2023, Series 1505, Class Q(7)	0	0
7.00%, 09/15/2023, Series 1573, Class PZ	1	1
7.00%, 01/15/2024, Series 1658, Class GZ	1	1
7.00%, 02/15/2024, Series 1671, Class L	1	1
7.00%, 03/15/2024, Series 1695, Class EB	1	1
7.00%, 03/15/2024, Series 1706, Class K	5	5
7.00%, 03/15/2028, Series 2038, Class PN	5	1
7.00%, 06/15/2028, Series 2064, Class TE	1	1
7.00%, 10/15/2028, Series 2089, Class PJ	7	1
7.00%, 04/15/2029, Series 2141, Class IO(7)	1	0
7.00%, 06/15/2029, Series 2169, Class TB	33	36
7.00%, 07/15/2029, Series 2172, Class QC	19	20
7.00%, 08/15/2029, Series 2176, Class OJ	9	9
7.00%, 01/15/2030, Series 2208, Class PG	17	18
7.00%, 10/15/2030, Series 2259, Class ZM	12	14
7.00%, 03/15/2031, Series 2296, Class PD	8	9
7.00%, 06/15/2031, Series 2325, Class PM	5	5
7.00%, 07/15/2031, Series 2332, Class ZH	15	17
7.00%, 03/15/2032, Series 2423, Class MC	14	15
7.00%, 03/15/2032, Series 2423, Class MT	17	19
7.00%, 04/15/2032, Series 2436, Class MC	8	8
7.00%, 04/15/2032, Series 2434, Class TC	31	34
7.00%, 05/15/2032, Series 2450, Class GZ	17	19
7.00%, 12/15/2036, Series 3704, Class CT	703	783
7.25%, 07/15/2027, Series 1970, Class PG(7)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	8	9
7.25%, 12/15/2030, Series 2271, Class PC	14	15
7.28% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(3)(5)	1	1
7.33% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(3)(5)	8	1
7.50%, 08/15/2022, Series 1343, Class LB(7)	0	0
7.50%, 02/15/2023, Series 1466, Class PZ	1	1
7.50%, 04/15/2023, Series 1491, Class I(7)	0	0
7.50%, 04/15/2024, Series 1720, Class PL	2	2
7.50%, 08/15/2024, Series 1745, Class D	2	2
7.50%, 09/15/2026, Series 1890, Class H	1	1
7.50%, 01/15/2027, Series 1963, Class Z	3	3
7.50%, 01/15/2027, Series 1927, Class PH	8	9
7.50%, 09/15/2027, Series 1987, Class PE	3	3
7.50%, 03/15/2028, Series 2040, Class PE	12	13
7.50%, 05/15/2028, Series 2054, Class PV	5	6
7.50%, 06/15/2029, Series 2163, Class PC(7)	3	0
7.50%, 11/15/2029, Series 2196, Class TL(7)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	4	5
7.50%, 08/15/2030, Series 2247, Class Z	5	5
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	286	320
7.50%, 12/15/2036, Series 3704, Class ET	244	276
7.51%, 11/15/2046, Series 3688, Class GT(4)	355	389

7.65% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(3)(5)	1	1
7.73% (10 Year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(3)(5)(7)	2	0
8.00%, 08/15/2022, Series 1343, Class LA(7)	0	0
8.00%, 09/15/2026, Series 1899, Class ZE	3	4
8.00%, 11/15/2029, Series 2201, Class C	6	7
8.00%, 01/15/2030, Series 2209, Class TC	5	5
8.00%, 01/15/2030, Series 2210, Class Z	17	19
8.00%, 03/15/2030, Series 2224, Class CB	4	4
8.00%, 04/15/2030, Series 2230, Class Z	5	6
8.50%, 06/15/2031, Series 2359, Class ZB	15	17
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(3)(5)	12	13
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(3)(5)	1	1
10.64% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(3)(5)	14	15
12.33% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(3)(5)	11	12
12.42% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(3)(5)	38	43
13.09% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(3)(5)	174	192
13.45% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(3)(5)	17	19
13.57% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(3)(5)	2	2
13.59% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(3)(5)	6	7
14.14% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(3)(5)	7	8
14.77% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(3)(5)	1	1
15.42% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(3)(5)	14	16
15.59% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(3)(5)	19	23
16.02% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(3)(5)	14	14
16.06% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(3)(5)	19	23
17.27% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(3)(7)	0	0
19.64% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(3)(5)	6	6
19.71% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(3)(5)	4	4
19.91% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(3)(5)	1	1
22.20% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(3)(5)	6	6
22.33% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(3)(5)	24	25
25.95% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(3)(5)	1	1
26.54% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(3)(5)	4	4
26.92% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(3)(5)(7)	0	0
28.79% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(3)(5)	1	1
30.38% (ECOFIN + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(3)(5)(7)	1	0
Freddie Mac STACR REMIC Trust 2021-DNA3
3.03% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(3)	10,610	9,811
Freddie Mac STACR REMIC Trust 2021-DNA5
2.58% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(3)	1,115	1,075
Freddie Mac STACR REMIC Trust 2021-HQA3
1.78% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(3)	26,754	25,834
Freddie Mac STACR REMIC Trust 2022-DNA1
1.93% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(3)	7,570	7,304
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	28	26
0.00%, 09/15/2043, Series 310, Class PO	432	357
1.82% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(3)	473	482
1.87% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(3)	836	847
1.87% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(3)	426	435
3.00%, 08/15/2042, Series 267, Class 30	630	597
3.00%, 01/15/2043, Series 299, Class 300	139	131
3.00%, 12/15/2046, Series 365, Class C28	946	141
3.50%, 07/15/2042, Series 262, Class 35	2,501	2,453
5.00%, 09/15/2035, Series 233, Class 12	53	7
5.00%, 09/15/2035, Series 233, Class 11	62	13
5.00%, 09/15/2035, Series 233, Class 13	101	21
6.38% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(3)(5)	185	31
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	14	12
0.00%, 09/25/2043, Series T-58, Class APO	16	12
0.00%, 10/25/2043, Series T-59, Class 1AP	18	10
1.50%, 10/25/2037, Series T-76, Class 2A(4)	684	704
1.68% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(3)	277	284

4.45%, 07/25/2033, Series T-48, Class 1A(4)	120	120
4.49%, 07/25/2032, Series T-41, Class 3A(4)	42	42
5.23%, 05/25/2043, Series T-56, Class A5	409	423
6.50%, 02/25/2043, Series T-54, Class 2A	186	204
7.00%, 02/25/2043, Series T-54, Class 3A	60	64
7.00%, 10/25/2043, Series T-59, Class 1A2	213	229
7.50%, 02/25/2042, Series T-42, Class A5	165	184
7.50%, 08/25/2042, Series T-51, Class 2A(4)	32	34
7.50%, 07/25/2043, Series T-57, Class 1A3	39	44
7.50%, 09/25/2043, Series T-58, Class 4A	220	235
FREMF 2013-K25 Mortgage Trust
3.72%, 11/25/2045, Series 2013-K25, Class C(1)(4)	2,000	1,996
FREMF 2013-K35 Mortgage Trust
4.07%, 12/25/2046, Series 2013-K35, Class C(1)(4)	2,951	2,933
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047, Series 2014-K40, Class C(1)(4)	2,273	2,240
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,864
FREMF 2015-K44 Mortgage Trust
3.85%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,437
FREMF 2015-K45 Mortgage Trust
3.73%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,093
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,866
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,459
FREMF 2015-K720 Mortgage Trust
3.60%, 07/25/2022, Series 2015-K720, Class C(1)(4)	4,000	3,993
FREMF 2016-K52 Mortgage Trust
4.06%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,673
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,355
FREMF 2016-K722 Mortgage Trust
4.02%, 07/25/2049, Series 2016-K722, Class B(1)(4)	1,845	1,841
FREMF 2017-KGS1 Mortgage Trust
3.62% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(3)	4,905	4,885
FREMF 2019-K92 Mortgage Trust
4.34%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,020	5,790
Ginnie Mae
0.00%, 03/16/2033, Series 2003-24, Class PO	4	4
0.00%, 06/16/2033, Series 2003-52, Class AP	22	20
0.00%, 10/20/2033, Series 2003-90, Class PO	3	3
0.00%, 06/20/2034, Series 2004-46, Class PO	35	33
0.00%, 08/20/2035, Series 2010-14, Class CO	82	71
0.00%, 10/20/2035, Series 2005-82, Class PO	19	16
0.00%, 11/20/2035, Series 2010-14, Class BO	28	24
0.00%, 03/20/2036, Series 2006-16, Class OP	23	21
0.00%, 05/20/2036, Series 2006-22, Class AO	33	31
0.00%, 07/20/2036, Series 2006-34, Class PO	5	4
0.00%, 03/20/2037, Series 2007-57, Class PO	43	40
0.00%, 04/16/2037, Series 2007-17, Class JO	46	39
0.00%, 05/20/2037, Series 2007-28, Class BO	7	6
0.00%, 06/16/2037, Series 2007-36, Class HO	12	11
0.00%, 06/16/2037, Series 2007-35, Class PO	118	106
0.00%, 11/16/2037, Series 2009-79, Class OK	125	111
0.00%, 01/20/2038, Series 2008-1, Class PO	5	4
0.00%, 12/20/2040, Series 2010-157, Class OP	245	211
0.91% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(3)	1,037	1,028
1.10% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(3)(7)	0	0
1.10% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(3)(7)	0	0
1.12% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(3)	432	428
1.14% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(3)	1,265	1,251
1.21% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(3)	428	424
1.22% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(3)	149	147
1.23% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(3)	9	8
1.24% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(3)	2,423	2,394
1.25% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(3)	18	18
1.25% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(3)(7)	0	0
1.25% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(3)	848	841
1.25% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(3)	1,385	1,376
1.27% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(3)	282	280
1.27% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(3)	121	120
1.27% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(3)	936	928
1.27% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(3)	1,744	1,732
1.27% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(3)	2,598	2,571

1.27% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(3)	390	386
1.28% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(3)	2,616	2,588
1.28% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(3)	5,059	5,009
1.28% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(3)	3,827	3,786
1.30% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(3)	1,054	1,045
1.30% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(3)	4	4
1.30% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(3)	1,534	1,518
1.30% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(3)	1,256	1,243
1.30% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(3)	1,497	1,481
1.30% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(3)	1,503	1,492
1.30% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(3)	4,202	4,158
1.32% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(3)	874	869
1.35% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(3)	2	2
1.35% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(3)	1	1
1.35% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(3)	4	4
1.36% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(3)	3,717	3,682
1.38% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(3)	9	9
1.40% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(3)	10	10
1.40% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(3)	2,066	2,056
1.40% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(3)	2,204	2,186
1.40% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(3)	3,647	3,617
1.40% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(3)	1,180	1,170
1.45% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(3)	11	11
1.45% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(3)	1,612	1,605
1.45% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(3)	3,183	3,168
1.45% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(3)	1,318	1,311
1.49% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(3)	2,068	2,056
1.50% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(3)	11	11
1.50% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(3)	580	577
1.65%, 01/20/2063, Series 2013-H01, Class FA	4	4
1.65%, 02/20/2063, Series 2013-H04, Class BA	17	16
1.65%, 04/20/2063, Series 2013-H09, Class HA	9	9
1.81% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(3)	38	37
1.83%, 05/20/2067, Series 2017-H11, Class LI(4)	8,819	834
2.00%, 07/01/2050(12)	36,995	32,848
2.08% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(3)	13,022	13,326
2.42% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(3)	189	191
2.50%, 07/21/2052(12)	57,725	52,818
2.57%, 06/20/2067, Series 2017-H14, Class XI(4)	8,713	352
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	948
3.00%, 10/20/2045, Series 2015-144, Class HP	721	696
3.00%, 02/20/2047, Series 2018-7, Class GA	932	910
3.00%, 09/20/2047, Series 2017-139, Class BA	936	903
3.00%, 07/01/2052(12)	31,650	29,833
3.50%, 07/20/2046, Series 2018-160, Class PA	1,208	1,210
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,259
3.50%, 07/01/2052(12)	10,440	10,143
3.72%, 01/20/2042, Series 2012-141, Class WC(4)	173	174
4.00%, 07/01/2052(12)	6,240	6,213
4.01%, 09/16/2042, Series 2012-141, Class WB(4)	105	108
4.10% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(3)(5)	117	8
4.30% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(3)(5)	106	7
4.35% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(3)(5)	83	6
4.35% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(3)(5)	82	4
4.40% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(3)(5)	79	4
4.40% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(3)(5)	651	52
4.40% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(3)(5)	30	2
4.40% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(3)(5)	65	3
4.44% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(3)(5)	51	2
4.46%, 04/20/2043, Series 2013-91, Class WA(4)	154	155

4.48% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(3)(5)(7)	125	0
4.48% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(3)(5)	111	9
4.49% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(3)(5)	220	24
4.50%, 07/01/2052(12)	7,505	7,615
4.50% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(3)(5)	212	16
4.53%, 11/16/2041, Series 2012-141, Class WA(4)	204	208
4.55% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(3)(5)	86	5
4.56%, 10/20/2041, Series 2014-188, Class W(4)	313	319
4.59% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(3)(5)(7)	43	0
4.59% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(3)(5)	113	10
4.60% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(3)(5)	90	7
4.60% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(3)(5)	44	2
4.60% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(3)(5)	80	4
4.60% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(3)(5)	88	6
4.60% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(3)(5)	25	2
4.60% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(3)(5)	221	8
4.64% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(3)(5)	60	3
4.65% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(3)(5)	63	3
4.67% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(3)(5)	143	12
4.68%, 09/20/2041, Series 2013-26, Class AK(4)	172	179
4.69%, 10/20/2042, Series 2014-41, Class W(4)	590	606
4.70% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(3)(5)	283	35
4.70% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(3)(5)(7)	103	0
4.70% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(3)(5)	57	2
4.74% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(3)(5)	126	12
4.77%, 03/20/2048, Series 2020-30, Class PT(4)	7,256	7,458
4.88%, 11/20/2042, Series 2013-54, Class WA(4)	117	122
4.89% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(3)(5)	357	32
4.89% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(3)(5)	182	21
4.90% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(3)(5)(7)	1	0
4.90% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(3)(5)	153	7
4.91% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(3)(5)	84	7
4.95% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(3)(5)	71	5
4.95% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(3)(5)	69	4
4.95% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(3)(5)	103	4
4.96% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(3)(5)	51	3
5.00% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(3)(5)	166	15
5.03% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(3)(5)	85	10
5.04% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(3)(5)	39	2
5.04% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(3)(5)	42	2
5.04% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(3)(5)	148	18
5.04% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(3)(5)	101	8
5.08% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(3)(5)	97	8
5.10% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(3)(5)	45	4
5.13%, 06/20/2040, Series 2013-75, Class WA(4)	89	94
5.15% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(3)(5)	140	16
5.15% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(3)(5)	69	5
5.20% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(3)(5)	70	67
5.20% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(3)(5)	75	4
5.21%, 07/20/2060, Series 2010-H17, Class XQ(4)	5	5
5.30% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(3)(5)	118	14
5.38%, 01/20/2039, Series 2014-6, Class W(4)	373	393
5.50%, 01/16/2033, Series 2011-43, Class ZQ	196	198
5.50%, 04/20/2033, Series 2003-25, Class PZ	109	111
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,619	1,682
5.50%, 07/20/2035, Series 2005-56, Class IC	14	2
5.50%, 09/20/2035, Series 2005-72, Class AZ	77	80
5.50%, 10/16/2037, Series 2008-32, Class PI(7)	25	0
5.50%, 02/20/2038, Series 2008-17, Class IO(7)	15	0
5.50%, 05/20/2039, Series 2009-33, Class CI	18	2

5.50%, 09/20/2039, Series 2009-75, Class MN	317	345
5.50%, 10/20/2039, Series 2009-87, Class BE	436	462
5.55%, 01/20/2038, Series 2015-137, Class WA(4)	373	401
5.56%, 10/20/2036, Series 2006-57, Class PZ	84	86
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	137	145
5.60%, 07/20/2040, Series 2011-137, Class WA(4)	127	137
5.69%, 08/20/2034, Series 2010-103, Class WA(4)	43	45
5.70% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(3)(5)	192	15
5.75%, 02/20/2036, Series 2006-20, Class QA	3	3
5.75%, 07/20/2038, Series 2008-69, Class QD	43	44
5.83%, 10/20/2033, Series 2010-41, Class WA(4)	77	81
5.89%, 12/20/2038, Series 2011-163, Class WA(4)	315	337
5.89%, 02/20/2037, Series 2011-22, Class WA(4)	29	31
5.92%, 04/20/2037, Series 2010-129, Class AW(4)	53	57
6.00%, 02/20/2029, Series 1999-4, Class ZB	41	41
6.00%, 09/16/2033, Series 2003-75, Class ZX	65	69
6.00%, 06/20/2034, Series 2004-49, Class Z	144	153
6.00%, 12/20/2035, Series 2005-91, Class PI	29	4
6.00%, 06/20/2038, Series 2008-50, Class KB	53	56
6.00%, 12/20/2038, Series 2009-65, Class IQ(7)	1	0
6.00%, 05/20/2039, Series 2009-33, Class TI	24	4
6.00% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(3)(5)	46	4
6.10% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(3)(5)	13	1
6.12%, 11/20/2038, Series 2011-97, Class WA(4)	80	86
6.19% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(3)(5)	41	4
6.50%, 07/20/2032, Series 2002-52, Class GH	39	39
6.50%, 01/20/2033, Series 2003-58, Class BE	52	53
6.50%, 03/20/2033, Series 2003-46, Class TC	29	30
6.50%, 03/20/2033, Series 2003-40, Class TJ	99	101
6.50%, 05/20/2033, Series 2003-46, Class MG	41	42
6.50%, 07/20/2036, Series 2006-33, Class Z	147	159
6.50%, 08/20/2036, Series 2006-38, Class ZK	189	198
6.50%, 03/20/2039, Series 2009-14, Class KI	29	4
6.50%, 03/20/2039, Series 2009-14, Class NI	64	12
6.74% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(3)(5)(7)	8	0
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(3)(5)	15	15
7.00%, 08/16/2039, Series 2009-104, Class AB	30	31
7.00%, 10/16/2040, Series 2010-130, Class CP	230	253
10.21% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(3)(5)	12	11
11.00% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034, Series 2004-83, Class AP(3)(5)(7)	0	0
12.80% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(3)(5)	43	44
13.40% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(3)(5)	1	1
15.16% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(3)(5)	8	8
15.42% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(3)(5)	16	18
15.51% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(3)(5)	21	24
15.80% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(3)(5)	8	9
16.69% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(3)(5)	3	3
18.85% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(3)(5)	13	15
21.63% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(3)(5)	15	18
Ginnie Mae I Pool
3.00%, 05/15/2043	306	292
3.00%, 07/15/2045	653	620
3.50%, 01/15/2042	2,184	2,182
3.50%, 03/15/2043	823	822
3.50%, 04/15/2043	1,914	1,912
3.50%, 06/15/2043	881	880
3.50%, 07/15/2043	340	340
4.00%, 06/15/2039	195	198
4.00%, 10/15/2040	102	105
4.50%, 04/15/2040	757	790
5.50%, 04/15/2033	173	188
5.50%, 06/15/2033	2	2
5.50%, 12/15/2033	7	7
5.50%, 07/15/2034	3	3
5.50%, 09/15/2034	3	3
6.00%, 11/15/2028	2	2
6.50%, 01/15/2024	1	1
6.50%, 03/15/2028	4	4
6.50%, 09/15/2028	11	12
6.50%, 10/15/2028(7)	0	0
6.50%, 01/15/2032	34	36
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	7	8
6.50%, 04/15/2033	5	5
6.50%, 12/15/2035	36	39
7.00%, 08/15/2023(7)	0	0

7.00%, 09/15/2023	1	1
7.00%, 11/15/2023(7)	0	0
7.00%, 02/15/2024(7)	0	0
7.00%, 09/15/2031	40	44
7.00%, 02/15/2033	5	5
7.00%, 06/15/2033	12	13
7.00%, 06/15/2035	94	102
7.00%, 04/15/2037	10	10
7.50%, 03/15/2023(7)	0	0
7.50%, 11/15/2026(7)	0	0
7.50%, 07/15/2027	1	1
7.50%, 07/15/2028(7)	0	0
7.50%, 09/15/2028	2	2
7.50%, 10/15/2037	17	18
8.00%, 08/15/2028	1	1
Ginnie Mae II Pool
2.00%, 03/20/2051	4,979	4,431
2.00%, 07/20/2051	2,888	2,579
2.00%, 10/20/2051	2,773	2,467
2.00%, 12/20/2051	21,445	19,080
2.50%, 12/20/2046	1,144	1,049
2.50%, 09/20/2050	3,530	3,236
2.50%, 09/20/2050	5,643	5,230
2.50%, 03/20/2051	14,671	13,331
2.50%, 03/20/2051	17,276	15,873
2.50%, 06/20/2051	15,958	14,489
2.50%, 08/20/2051	65,643	60,194
2.50%, 09/20/2051	5,647	5,188
2.50%, 10/20/2051	7,896	7,253
2.50%, 11/20/2051	4,346	3,993
2.50%, 12/20/2051	4,377	4,020
2.94%, 10/20/2070(4)	6,917	6,514
3.00%, 06/20/2042	153	147
3.00%, 08/20/2042	2,007	1,925
3.00%, 11/20/2042	1,134	1,088
3.00%, 12/20/2042	575	552
3.00%, 01/20/2043	572	549
3.00%, 04/20/2043	1,411	1,353
3.00%, 09/20/2043	438	420
3.00%, 10/20/2043	68	65
3.00%, 01/20/2044	392	376
3.00%, 07/20/2044	152	146
3.00%, 12/20/2044	241	231
3.00%, 04/20/2045	2,174	2,085
3.00%, 05/20/2045	386	370
3.00%, 07/20/2045	926	888
3.00%, 10/20/2045	1,045	1,002
3.00%, 11/20/2045	254	243
3.00%, 02/20/2046	368	353
3.00%, 04/20/2046	2,179	2,091
3.00%, 05/20/2046	94	90
3.00%, 07/20/2046	1,809	1,736
3.00%, 08/20/2046	2,078	1,994
3.00%, 09/20/2046	621	596
3.00%, 01/20/2047	1,458	1,398
3.00%, 02/20/2047	2,162	2,074
3.00%, 03/20/2047	232	223
3.00%, 07/20/2049	1,403	1,331
3.00%, 12/20/2049(11)	7,637	7,233
3.00%, 01/20/2050	915	867
3.00%, 02/20/2050	135	128
3.00%, 09/20/2050	393	372
3.00%, 09/20/2050	2,713	2,563
3.00%, 09/20/2050	8,532	8,382
3.00%, 07/20/2051	29,136	27,553
3.00%, 10/20/2051	15,604	14,749
3.00%, 11/20/2051	502	474
3.00%, 12/20/2051	534	504
3.00%, 12/20/2051	5,543	5,366
3.00%, 04/20/2052	1,997	1,885
3.00%, 05/20/2052	3,489	3,293
3.01% (1 Year CMT Index + 1.47%, 1.46% Floor, 6.58% Cap), 11/20/2071(3)	3,598	3,672
3.03%, 12/20/2070(4)	3,489	3,297
3.04%, 06/20/2070(4)	4,226	4,007
3.06%, 09/20/2070(4)	4,061	3,855
3.09%, 12/20/2071(4)	9,671	9,124
3.11% (1 Year CMT Index + 1.57%, 1.57% Floor, 6.71% Cap), 11/20/2071(3)	4,597	4,721
3.13% (1 Year CMT Index + 1.62%, 1.62% Floor, 6.74% Cap), 11/20/2071(3)	3,802	3,918
3.25% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(3)	10,283	10,678
3.28% (1 Year CMT Index + 1.73%, 1.73% Floor, 6.84% Cap), 10/20/2071(3)	10,854	11,257
3.29% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(3)	10,549	10,948
3.29% (1 Year CMT Index + 1.68%, 1.68% Floor, 8.25% Cap), 04/20/2072(3)	12,946	13,421
3.30% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.89% Cap), 11/20/2071(3)	10,817	11,236
3.30% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.92% Cap), 11/20/2071(3)	11,279	11,719
3.31% (1 Year CMT Index + 1.78%, 1.78% Floor, 6.86% Cap), 08/20/2071(3)	10,013	10,409
3.32% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(3)	9,934	10,341
3.32% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071(3)	10,021	10,421

3.39% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071(3)	9,793	10,208
3.44% (1 Year CMT Index + 1.74%, 1.74% Floor, 8.46% Cap), 04/20/2072(3)	9,647	10,027
3.44% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072(3)	9,704	10,074
3.47% (1 Year CMT Index + 1.78%, 1.78% Floor, 8.41% Cap), 04/20/2072(3)	3,297	3,438
3.48% (1 Year CMT Index + 1.97%, 1.97% Floor, 8.26% Cap), 03/20/2072(3)	9,863	10,378
3.48%, 04/20/2072(4)	3,246	3,130
3.50%, 10/20/2042	2,206	2,179
3.50%, 11/20/2042	767	753
3.50%, 05/20/2043	532	528
3.50%, 03/20/2045	550	544
3.50%, 04/20/2045	4,181	4,139
3.50%, 10/20/2045	3,521	3,479
3.50%, 01/20/2046	2,125	2,099
3.50%, 02/20/2046	7,572	7,467
3.50%, 03/20/2046	1,717	1,696
3.50%, 04/20/2046	13,470	13,280
3.50%, 05/20/2046	6,521	6,429
3.50%, 06/20/2046	2,029	2,004
3.50%, 07/20/2046(11)	3,839	3,784
3.50%, 08/20/2046	570	562
3.50%, 09/20/2046	447	441
3.50%, 11/20/2046	685	671
3.50%, 12/20/2046	3,046	3,003
3.50%, 01/20/2047	19	19
3.50%, 02/20/2047	3,059	3,015
3.50%, 03/20/2047	2,561	2,518
3.50%, 04/20/2047	315	309
3.50%, 05/20/2047	3,150	3,104
3.50%, 07/20/2047	2,580	2,539
3.50%, 08/20/2047	281	277
3.50%, 11/20/2047	5,559	5,466
3.50%, 12/20/2047	923	907
3.50%, 04/20/2048	2,621	2,560
3.50%, 06/20/2049	913	893
3.50%, 11/20/2049	3,601	3,542
3.50%, 08/20/2050	7,463	7,264
3.50%, 01/20/2051	9,436	9,367
3.50%, 06/20/2051	1,977	1,924
3.50%, 02/20/2052	2,121	2,074
3.50%, 02/20/2052	3,592	3,499
3.50%, 02/20/2052	5,238	5,137
3.69% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.69% Cap), 05/20/2072(3)	9,518	9,857
4.00%, 10/20/2040	922	937
4.00%, 06/20/2042	1,282	1,312
4.00%, 10/20/2042	2,916	2,962
4.00%, 12/20/2042	1,471	1,495
4.00%, 02/20/2043	609	619
4.00%, 10/20/2043	1,695	1,709
4.00%, 11/20/2044	950	959
4.00%, 12/20/2044	700	705
4.00%, 03/20/2045	189	190
4.00%, 05/20/2045	2,238	2,256
4.00%, 06/20/2045	445	449
4.00%, 08/20/2045	4,379	4,421
4.00%, 10/20/2045	1,351	1,362
4.00%, 11/20/2045	1,928	1,947
4.00%, 12/20/2045	51	51
4.00%, 01/20/2046	636	641
4.00%, 02/20/2046	216	218
4.00%, 03/20/2046	417	417
4.00%, 04/20/2046	1,073	1,075
4.00%, 05/20/2046	1,804	1,819
4.00%, 06/20/2046	871	880
4.00%, 11/20/2046	760	766
4.00%, 02/20/2047	1,122	1,129
4.00%, 03/20/2047	2,281	2,295
4.00%, 05/20/2047	179	179
4.00%, 05/20/2047	189	190
4.00%, 06/20/2047	1,416	1,425
4.00%, 07/20/2047	3,228	3,248
4.00%, 09/20/2047	1,044	1,051
4.00%, 12/20/2047	1,490	1,502
4.00%, 01/20/2048	840	844
4.00%, 06/20/2048	2,506	2,518
4.00%, 01/20/2050	3,000	3,015
4.00%, 12/20/2051	4,725	4,722
4.00%, 12/20/2051	11,576	11,570
4.25%, 12/20/2047	1,140	1,150
4.50%, 06/20/2040	321	335
4.50%, 01/20/2041	286	301
4.50%, 03/20/2041	252	261
4.50%, 05/20/2041	125	130
4.50%, 06/20/2041	897	937
4.50%, 09/20/2041	305	319
4.50%, 09/20/2043	699	738
4.50%, 10/20/2043	1,324	1,395
4.50%, 12/20/2043	728	768

4.50%, 10/20/2045	7,844	8,219
4.50%, 01/20/2046	1,115	1,168
4.50%, 07/20/2046	506	530
4.50%, 09/20/2046	970	995
4.50%, 11/20/2046	1,471	1,549
4.50%, 03/20/2047	268	278
4.50%, 07/20/2047	2,572	2,664
4.50%, 08/20/2047	658	683
4.50%, 09/20/2047	3,468	3,595
4.50%, 01/20/2048	503	518
4.50%, 02/20/2048	2,210	2,277
4.50%, 03/20/2048	244	252
4.50%, 04/20/2048	207	212
4.50%, 04/20/2048	1,402	1,443
4.50%, 04/20/2048	1,433	1,471
4.50%, 04/20/2048	1,659	1,722
4.50%, 05/20/2048	926	944
4.50%, 05/20/2048	2,181	2,210
4.50%, 05/20/2048	2,815	2,916
4.50%, 09/20/2048	501	510
4.50%, 11/20/2049	6,246	6,499
5.00%, 10/20/2037	188	200
5.00%, 07/20/2040	84	89
5.00%, 06/20/2044	371	395
5.00%, 07/20/2044	336	357
5.00%, 08/20/2045	399	420
5.00%, 09/20/2046	950	1,009
5.00%, 10/20/2047	129	134
5.00%, 11/20/2047	691	717
5.00%, 06/20/2048	1,003	1,046
5.00%, 07/20/2048	319	336
5.00%, 07/20/2048	2,093	2,160
5.00%, 02/20/2049	3,487	3,590
5.00%, 07/20/2049	282	298
5.00%, 08/20/2049	6,207	6,535
5.00%, 09/20/2049	3,532	3,643
5.00%, 05/20/2052	3,671	3,768
5.50%, 09/20/2039	60	66
6.00%, 03/20/2028	3	3
6.00%, 11/20/2033	2	3
6.00%, 09/20/2038	221	241
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	104	114
6.50%, 07/20/2029	37	39
7.00%, 08/20/2038	9	11
7.50%, 02/20/2028	1	1
7.50%, 09/20/2028	2	2
8.00%, 12/20/2025(7)	0	0
8.00%, 06/20/2026	1	1
8.00%, 08/20/2026(7)	0	0
8.00%, 09/20/2026	1	1
8.00%, 11/20/2026(7)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027	1	1
8.00%, 08/20/2028(7)	0	0
8.00%, 09/20/2028(7)	0	0
8.50%, 03/20/2025(7)	0	0
8.50%, 04/20/2025(7)	0	0
8.50%, 05/20/2025(7)	0	0
GMACM Mortgage Loan Trust 2005-AR3
3.18%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	37	35
GS Mortgage Securities Corp. II
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	28,634
GS Mortgage Securities Corp. Trust 2021-RENT
2.31% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(3)	5,072	4,958
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046, Series 2013-GC13, Class A4(4)	5,880	5,849
GS Mortgage Securities Trust 2013-GC16
1.18%, 11/10/2046, Series 2013-GC16, Class XA(4)	15,424	154
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046, Series 2013-GC12, Class A4	1,260	1,247
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419	8,389
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	5,452	5,312
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,290	8,067
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	10,845
3.44%, 11/10/2049, Series 2016-GS4, Class A4(4)	1,317	1,267
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053, Series 2020-GC45, Class A5	2,550	2,304
GSMPS Mortgage Loan Trust 2004-4
2.02% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(3)	39	33

GSMPS Mortgage Loan Trust 2005-RP2
1.97% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(3)	66	64
GSMPS Mortgage Loan Trust 2005-RP3
1.97% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(3)	451	391
3.14%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)	332	11
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	6	6
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	24	23
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	29	28
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	23	22
GSR Mortgage Loan Trust 2005-5F
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(3)	11	11
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	57	56
GSR Mortgage Loan Trust 2005-AR6
3.00%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	3	3
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	15	26
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	186	107
Headlands Residential LLC
3.88%, 11/25/2024, Series 2017-RPL1, Class A(1)(2)	2,268	2,246
Home Re 2018-1 Ltd.
3.22% (1 Month LIBOR USD + 1.60%), 10/25/2028, Series 2018-1, Class M1(1)(3)	223	223
Home RE 2019-1 Ltd.
3.27% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(1)(3)	513	512
Home RE 2021-2 Ltd.
2.18% (30-day Average SOFR + 1.25%), 01/25/2034, Series 2021-2, Class M1A(1)(3)	5,391	5,349
Home RE 2022-1 Ltd.
3.78% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A(1)(3)	8,800	8,748
HPA 2022-SFR1
3.95%, 04/15/2026(4)(6)	9,833	9,833
Impac CMB Trust Series 2004-4
5.29%, 09/25/2034, Series 2004-4, Class 2A2(2)	6	6
Impac CMB Trust Series 2004-7
2.36% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(3)	338	335
Impac CMB Trust Series 2005-4
2.22% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(3)	81	73
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	38	32
Impac Secured Assets Trust 2006-1
2.32% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(3)	53	49
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,286
JP Morgan Alternative Loan Trust
3.19%, 03/25/2036, Series 2006-A1, Class 2A1(4)	18	17
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.21%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(7)	806	0
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.45%, 06/12/2043, Series 2006-CB15, Class X1(4)(7)	796	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(7)	820	0
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046, Series 2013-LC11, Class A5	7,152	7,079
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
2.32% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(3)	7,918	7,798
JP Morgan Mortgage Trust 2004-A3
3.64%, 07/25/2034, Series 2004-A3, Class 4A1(4)	2	2
JP Morgan Mortgage Trust 2004-A4
3.08%, 09/25/2034, Series 2004-A4, Class 1A1(4)	12	11
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
2.72%, 02/25/2035, Series 2005-A1, Class 3A4(4)	35	34
JP Morgan Mortgage Trust 2005-A4
2.90%, 07/25/2035, Series 2005-A4, Class 1A1(4)	18	18
JP Morgan Mortgage Trust 2006-A2
2.28%, 11/25/2033, Series 2006-A2, Class 5A3(4)	97	95
3.09%, 08/25/2034, Series 2006-A2, Class 4A1(4)	206	208
JP Morgan Mortgage Trust 2006-A3
2.77%, 08/25/2034, Series 2006-A3, Class 6A1(4)	34	33
JP Morgan Mortgage Trust 2006-A7
3.17%, 01/25/2037, Series 2006-A7, Class 2A2(4)	30	27
3.17%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	53	47
JP Morgan Mortgage Trust 2007-A1
2.42%, 07/25/2035, Series 2007-A1, Class 5A1(4)	24	24
2.42%, 07/25/2035, Series 2007-A1, Class 5A2(4)	371	364
JP Morgan Mortgage Trust 2007-A2
2.98%, 04/25/2037, Series 2007-A2, Class 2A3(4)	99	87
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	2,138	2,103
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	552	551

JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	6,795	6,679
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	8,479	8,349
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	18,808
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	981
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	17,328	16,490
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059, Series 2019-GS6, Class A1(1)(2)	639	638
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(2)	12,032	12,021
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(2)	4,274	4,245
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(2)	5,424	5,251
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(2)	5,593	5,243
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(2)	2,387	2,213
Lehman Mortgage Trust 2006-2
5.92%, 04/25/2036, Series 2006-2, Class 1A1(4)	42	30
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	12	10
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	229	90
LHOME Mortgage Trust 2021-RTL1
2.09%, 09/25/2026, Series 2021-RTL1, Class A1(1)(4)	4,790	4,590
MASTR Adjustable Rate Mortgages Trust 2004-13
2.68%, 04/21/2034, Series 2004-13, Class 2A1(4)	59	57
MASTR Adjustable Rate Mortgages Trust 2004-15
2.44%, 12/25/2034, Series 2004-15, Class 3A1(4)	8	8
MASTR Adjustable Rate Mortgages Trust 2004-3
2.28%, 04/25/2034, Series 2004-3, Class 4A2(4)	19	17
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	22	21
6.00%, 01/25/2034, Series 2003-9, Class 8A1	13	13
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	130	124
6.25%, 04/25/2034, Series 2004-3, Class 2A1	23	22
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	15	11
6.00%, 07/25/2034, Series 2004-6, Class 7A1	11	11
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	11	9
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	8	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	8	7
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	20	20
MASTR Reperforming Loan Trust 2005-2
1.97% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(3)	677	371
MASTR Reperforming Loan Trust 2006-2
4.04%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	73	62
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	11	9
Mello Warehouse Securitization Trust 2021-1
1.37% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(1)(3)	8,500	8,353
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.57%, 06/25/2037, Series 2007-3, Class 1A3(4)	36	33
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.41%, 08/25/2033, Series 2003-A5, Class 2A6(4)	14	13
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
2.24% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(3)	37	35
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
2.26% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(3)	39	37
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.29%, 12/25/2034, Series 2004-1, Class 2A1(4)	37	35
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.08% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(3)	13	12
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
3.44% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(3)	23	22
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.96%, 08/25/2034, Series 2004-A4, Class A2(4)	36	34
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.82%, 02/25/2035, Series 2005-A2, Class A1(4)	61	59

MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	10,934	10,068
MHC Commercial Mortgage Trust 2021-MHC
2.67% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(3)	11,300	10,704
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	2,190	2,058
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(1)(4)	8,118	7,663
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,563
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,607	17,087
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,574	4,451
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,398
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	20,000	18,723
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4	2,552	2,520
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A(4)	93	91
Morgan Stanley Mortgage Loan Trust 2004-9
3.21%, 10/01/2022, Series 2004-9, Class 4A(4)	7	7
Mortgage Repurchase Agreement Financing Trust Series 2021-1
1.70% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 09/10/2022, Series 2021-S1, Class A1(1)(3)	10,400	10,399
MRA Issuance Trust 2020-7
2.36% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 09/15/2022, Series 2020-7, Class A(1)(3)	13,360	13,350
MRA Issuance Trust 2021-9
0.00%, 07/15/2022(4)(6)	12,780	12,780
MRA Issuance Trust 2021-EBO2
0.00%, 04/05/2023, Series 2021-EBO2(1)(4)	14,100	13,875
MRA Issuance Trust 2021-EBO5
1.84% (1 Month LIBOR USD + 1.75%), 02/15/2023, Series 2021-EBO5, Class A1X(1)(3)	16,400	15,766
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	5,571
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	9,492
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
1.80% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(3)	78	74
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
1.76% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(3)	19	19
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	35	31
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,664	1,620
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	2,753	2,694
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,595	1,546
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	8	8
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
Oaktown Re II Ltd.
3.17% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(1)(3)	547	546
Oaktown Re III Ltd.
3.02% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029, Series 2019-1A, Class M1A(1)(3)	146	146
Oaktown Re VII Ltd.
2.53% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	15,350	15,066
OBX 2022-NQM2 Trust
2.94%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	8,800	8,174
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(2)	10,575	10,429
PMT Credit Risk Transfer Trust 2020-2R
5.47% (1 Month LIBOR USD + 3.82%, 3.82% Floor), 12/25/2022, Series 2020-2R, Class A(1)(3)	5,574	5,545
PMT Credit Risk Transfer Trust 2021-1R
4.52% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(3)	10,622	10,357
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	32	31
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)	7,356	6,987
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(2)	2,194	2,073
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)	7,309	6,963
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(2)	2,128	2,006
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(2)	2,618	2,450
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(2)	1,865	1,751
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(2)	3,516	3,242

Radnor Re 2018-1 Ltd.
3.02% (1 Month LIBOR USD + 1.40%), 03/25/2028, Series 2018-1, Class M1(1)(3)	192	192
Radnor RE 2020-1 Ltd.
2.57% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 01/25/2030, Series 2020-1, Class M1A(1)(3)	1,100	1,077
RALI Series 2002-QS16 Trust
13.23% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(3)(5)(7)	0	0
RALI Series 2003-QS9 Trust
5.93% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(3)(5)(7)	1	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023, Series 2004-QS6, Class A1	1	1
RALI Series 2005-QA6 Trust
4.30%, 05/25/2035, Series 2005-QA6, Class A32(4)	81	52
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	10	8
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	512	504
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(2)	9,526	9,065
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	4	2
Residential Asset Securitization Trust 2003-A8
4.25%, 10/01/2022, Series 2003-A8, Class A5	1	1
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,260	1,211
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,678	2,615
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	11,142	10,974
Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	6,211	6,051
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,094	8,137
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	7,202	7,015
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,603
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	4,914	4,919
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	5,992	5,769
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	5,322	4,772
3.00%, 05/25/2060, Series 2020-3, Class M5TW	6,459	6,234
Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	9,662	9,248
Sequoia Mortgage Trust 2004-10
2.22% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(3)	23	21
Sequoia Mortgage Trust 2004-11
2.20% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(3)	67	61
Sequoia Mortgage Trust 2004-12
3.07% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(3)	67	62
Sequoia Mortgage Trust 2004-8
1.51% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(3)	67	66
2.30% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(3)	442	401
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(1)	1,603	1,459
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	11,326	9,607
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	16,507	15,349
Structured Asset Mortgage Investments II Trust 2004-AR5
2.26% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(3)	62	59
Structured Asset Mortgage Investments II Trust 2005-AR5
2.10% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(3)	224	208
Structured Asset Mortgage Investments Trust 2003-CL1
2.02% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(3)	123	122
Structured Asset Securities Corp.
1.97% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(3)	49	46
5.15%, 02/25/2034, Series 2004-4XS, Class 1A5(2)	121	113
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
3.03%, 11/25/2033, Series 2003-34A, Class 3A3(4)	10	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
2.31%, 12/25/2033, Series 2003-37A, Class 2A(4)	89	86
2.79%, 12/25/2033, Series 2003-37A, Class 8A2(4)	811	795
Thornburg Mortgage Securities Trust 2003-4
2.26% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(3)	276	266

Thornburg Mortgage Securities Trust 2003-5
2.00%, 10/25/2043, Series 2003-5, Class 3A(4)	1,280	1,251
Thornburg Mortgage Securities Trust 2004-4
1.94%, 12/25/2044, Series 2004-4, Class 3A(4)	133	127
Thornburg Mortgage Securities Trust 2005-1
2.18%, 04/25/2045, Series 2005-1, Class A3(4)	313	302
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022, Series 2019-2, Class A1(2)	1,642	1,635
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)	1,114	1,106
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	2,931	2,864
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	2,655	2,606
Towd Point Mortgage Trust 2019-1
3.66%, 03/25/2058, Series 2019-1, Class A1(1)(4)	4,271	4,167
Towd Point Mortgage Trust 2019-HY3
2.62% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(3)	1,077	1,060
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	2,742	2,517
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	14,223	12,646
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	10,528	10,217
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	15,493	15,128
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050, Series 2017-C2, Class ASB	10,114	9,908
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	20,192
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,650	9,328
UBS-BAMLL Trust
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	57	57
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.14%, 05/10/2063, Series 2012-C2, Class XA(1)(4)(7)	1,163	0
3.53%, 05/10/2063, Series 2012-C2, Class A4	101	101
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	271	269
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023, Series 1993-1, Class ZB	14	14
Vendee Mortgage Trust 1994-1
4.88%, 02/15/2024, Series 1994-1, Class 1(4)	11	11
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	32	32
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	42	44
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	18	19
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	61	64
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	43	45
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1(1)(4)(6)	10,800	10,287
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(2)	9,097	8,716
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(7)	311	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.52%, 10/25/2033, Series 2003-AR11, Class A6(4)	100	95
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.47%, 08/25/2033, Series 2003-AR7, Class A7(4)	36	34
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.38%, 09/25/2033, Series 2003-AR9, Class 2A(4)	21	19
2.53%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	199	189
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	38	37
WaMu Mortgage Pass-Through Certificates Series 2003-S4
13.00% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(3)(5)	9	9
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	2	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	129	123
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.81%, 01/25/2035, Series 2004-AR14, Class A1(4)	1,128	1,071
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.08%, 06/25/2034, Series 2004-AR3, Class A2(4)	53	50
3.08%, 06/25/2034, Series 2004-AR3, Class A1(4)	938	888
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	350	348
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	1,087	1,057
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	20	20
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	86	83
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	7	6

WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.83%, 09/25/2036, Series 2006-AR10, Class 2P(4)	6	5
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.85%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	30	28
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	5	4
5.50%, 03/25/2035, Series 2005-1, Class 1A1	46	44
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
3.38% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(3)(5)	97	6
3.43% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(3)(5)	380	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	137	22
5.50%, 06/25/2035, Series 2005-4, Class CB7	133	125
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	20	17
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	11	10
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(7)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	2	2
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	12	10
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	4,964	4,895
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	7,527	7,353
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	717
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,220
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,665
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	7,174
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698	3,527
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	18,955
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,441	12,802
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,720
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,888
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	16,342
2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003	852
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	19,179
Wells Fargo Commercial Mortgage Trust 2021-C61
2.66%, 11/15/2054, Series 2021-C61, Class A4	464	399
Wells Fargo Commercial Mortgage Trust 2021-SAVE
2.47% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(3)	4,981	4,796
Wells Fargo Commercial Mortgage Trust 2022-C62
4.00%, 04/15/2055, Series 2022-C62, Class A4(4)	3,819	3,655
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	7	6
WFRBS Commercial Mortgage Trust 2013-C11
4.37%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	289
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	230	226
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	6,915
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057, Series 2014-C23, Class ASB	1,582	1,571
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,796
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	7,910	7,866

Total Mortgage-Backed Obligations (Cost: $6,304,795)		5,945,616

Total Bonds & Notes (Cost: $18,315,646)		16,869,446

	Shares (000s)	Value (000s)

PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,366

Total Financials		2,366

Total Preferred Stocks (Cost: $2,375)		2,366

SHORT-TERM INVESTMENTS – 4.39%
Money Market Funds – 4.39%
Fidelity Institutional Money Market Government Fund - Class I, 1.25%(13)	750,007	750,007

Total Money Market Funds (Cost: $750,007)		750,007

	Principal Amount (000s)	Value (000s)

Time Deposits – 0.00%(14)
Citibank, New York, 1.06% due 07/01/2022	$796	796
Sumitomo, Tokyo, 1.06% due 07/01/2022	22	22

Total Time Deposits (Cost: $818)		818

Total Short-Term Investments (Cost: $750,825)		750,825

TOTAL INVESTMENTS IN SECURITIES – 103.03% (Cost: $19,068,846)		17,622,637

TBA SALE COMMITMENTS – (0.17)%
Mortgage-Backed Obligations – (0.17)%
Fannie Mae
2.50%, 07/01/2052(15)	(30,000)	(26,974)
Ginnie Mae
3.00%, 07/01/2052(15)	(3,000)	(2,828)

Total TBA Sale Commitments (Proceeds Received: $(29,753))		(29,802)

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.86)%		(488,315)

TOTAL NET ASSETS – 100.00%		$17,104,520

Percentages are stated as a percent of net assets.

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,451,549, which represents 20.18% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2022.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2022.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $40,098, which represents 0.23% of total net assets.
(7)	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Security in default as of June 30, 2022. The value of these securities totals $329, which represents 0.00% of total net assets.
(9)	Security that is restricted at June 30, 2022. The value of the restricted securities totals $5,949, which represents 0.03% of total net assets.
(10)	Inflation protected security. The value of these securities totals $3,675, which represents 0.02% of total net assets.
(11)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $38,485, which represents 0.22% of total net assets.
(12)	Delayed delivery purchase commitment security. The value of these securities totals $529,945, which represents 3.10% of total net assets.
(13)	Represents annualized seven-day yield as of the close of the reporting period.
(14)	Amount calculated is less than 0.005%.
(15)	Delayed delivery sale commitment security. The value of these securities totals $(29,802), which represents (0.17)% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
806	U.S. 2 Year Note Future	Sep. 2022	$170,021	$169,273	$(748)
3,681	U.S. 5 Year Note Future	Sep. 2022	414,417	413,192	(1,225)
775	U.S. 10 Year Note Future	Sep. 2022	91,114	91,862	748
57	U.S. Ultra 10 Year Note Future	Sep. 2022	7,395	7,260	(135)
1,470	U.S. Ultra Bond Future	Sep. 2022	230,147	226,885	(3,262)

					(4,622)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(338)	U.S. Long Bond Future	Sep. 2022	$(46,322)	$(46,855)	$(533)
(10)	U.S. Ultra 10 Year Note Future	Sep. 2022	(1,284)	(1,274)	10

					(523)

					$(5,145)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)

BONDS & NOTES – 97.09%
Asset-Backed Obligations – 11.43%
522 Funding CLO 2019-5 Ltd.
2.18% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	$4,710	$4,560
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	8,368	7,136
ABFC 2005-WMC1 Trust
2.36% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	4,812	4,644
ABFC 2007-NC1 Trust
1.92% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	9,801	9,068
Accredited Mortgage Loan Trust 2006-2
1.88% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	221	216
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
2.55% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	4,789	4,678
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
2.33% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	3,856	3,803
ACRES Commercial Realty 2021-FL1 Ltd.
2.72% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 06/15/2036, Series 2021-FL1, Class A(1)(2)	932	915
ACRES Commercial Realty 2021-FL2 Ltd.
2.92% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)	5,330	5,208
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(1)	1,475	1,444
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
2.75% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	598	565
Affirm Asset Securitization Trust 2021-B
1.40%, 08/17/2026, Series 2021-B, Class C(1)	835	758
AGL Core CLO 15 Ltd.
2.21% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	3,850	3,713
AIG CLO 2019-2 Ltd.
2.78% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,299
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)	15,000	13,252
Allegro CLO IX Ltd.
2.21% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/16/2031, Series 2018-3A, Class A(1)(2)	11,400	11,133
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024, Series 2019-2, Class A3	1,566	1,566
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(1)	3,701	3,694
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(1)	105	102
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(1)	2,785	2,668
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	8,655	8,021
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,475	3,219
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	515	524
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	6,400	6,468
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)	2,378	2,343
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024, Series 2018-2, Class D	2,940	2,945
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024, Series 2018-3, Class D	4,310	4,309
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D	1,330	1,298
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D	3,030	2,881
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D	5,720	5,506
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D	7,135	6,697
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C	4,735	4,426
1.21%, 12/18/2026, Series 2021-1, Class D	5,425	5,073
Ammc CLO 19 Ltd.
2.18% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028, Series 2016-19A, Class AR(1)(2)	2,899	2,883
Anchorage Capital CLO 15 Ltd.
2.26% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)	250	241
Anchorage Capital CLO 16 Ltd.
2.24% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)	2,870	2,777
Anchorage Capital CLO 3-R Ltd.
2.29% (3 Month LIBOR USD + 1.05%), 01/28/2031, Series 2014-3RA, Class A(1)(2)	499	492
Apidos CLO XX
2.14% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)	4,190	4,107
Apidos CLO XXIII
2.26% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR(1)(2)	5,000	4,873
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)	1,550	1,325

Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
4.55% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)		6,250	5,639
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
2.67% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)		14,220	13,810
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
2.23% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)		10,000	9,687
Arbor Realty Commercial Real Estate Notes 2022-FL2 Ltd.
3.13% (1 Month Term SOFR + 1.85%, 1.85% Floor), 05/15/2037, Series 2022-FL2, Class A(1)(2)		2,410	2,377
Ares European CLO
0.66% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,452	27,024
Ares LIX CLO Ltd.
2.21% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,344
2.58% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,248
Ares LXII CLO Ltd.
0.00% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)(3)		8,350	7,879
Aurium CLO III DAC
0.67% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	898	922
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		$9,740	8,946
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,651
2.36%, 03/20/2026, Series 2019-3A, Class A(1)		12,120	11,548
2.68%, 08/20/2026, Series 2020-1A, Class B(1)		2,505	2,329
3.35%, 09/22/2025, Series 2019-2A, Class A(1)		1,245	1,224
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		7,500	6,708
Bain Capital Credit CLO 2018-2
2.12% (3 Month LIBOR USD + 1.08%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		250	245
Bain Capital Credit CLO 2020-4 Ltd.
2.47% (3 Month LIBOR USD + 1.41%, 1.41% Floor), 10/20/2033, Series 2020-4A, Class A1(1)(2)		250	245
Bain Capital Credit CLO 2021-4 Ltd.
2.23% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,757
Bain Capital Euro CLO 2018-2 DAC
0.74% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,900	25,268
Ballyrock CLO 15 Ltd.
2.10% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	9,662
Barings CLO Ltd. 2013-I
1.86% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028, Series 2013-IA, Class AR(1)(2)		2,261	2,234
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057, Series 2017-RT2, Class A(1)(4)		410	406
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(4)		3,594	539
BDS 2021-FL10 Ltd.
2.96% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		15,910	15,237
BDS 2022-FL11 LLC
3.31% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)		3,627	3,564
Bear Stearns Asset Backed Securities I Trust 2005-EC1
2.40% (1 Month LIBOR USD + 0.78%), 11/25/2035, Series 2005-EC1, Class M3(2)		6,729	6,700
Bear Stearns Asset Backed Securities I Trust 2007-HE2
1.78% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		3,730	3,694
Benefit Street Partners CLO IV Ltd.
2.61% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)		9,595	9,145
Benefit Street Partners CLO X Ltd.
2.27% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,417
Benefit Street Partners CLO XX Ltd.
2.21% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	5,929
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		12,175	11,140
Birch Grove CLO 2 Ltd.
2.30% (3 Month LIBOR USD + 1.26%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1(1)(2)		4,000	3,865
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(5)		1,003	887
BPCRE 2022-FL2 Ltd.
3.91% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/18/2037, Series 2022-FL2, Class A(1)(2)		1,493	1,479
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		1,485	1,428
Brex Commercial Charge Card Master Trust
2.09%, 07/15/2024, Series 2021-1, Class A(1)		3,335	3,271
BSPRT 2021-FL7 Issuer Ltd.
2.64% (1 Month LIBOR USD + 1.32%, 1.32% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)		15,580	15,016
BSPRT 2022-FL8 Issuer Ltd.
2.28% (30-day Average SOFR + 1.50%, 1.50% Floor), 02/15/2037, Series 2022-FL8, Class A(1)(2)		9,260	8,993
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)		2,771	2,506
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025, Series 2018-1, Class D		2,050	2,054
Capitalsource Real Estate Loan Trust
1.64% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		2,938	2,761
1.74% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200	1,092
1.84% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700	396
Carlyle Global Market Strategies CLO 2014-1 Ltd.
2.01% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)		997	976
Carlyle Global Market Strategies CLO 2014-2R Ltd.
2.46% (3 Month LIBOR USD + 1.05%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)		1,168	1,139
Carlyle Global Market Strategies CLO 2014-5 Ltd.
2.18% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)		9,518	9,323
CARLYLE US CLO 2017-4 Ltd.
2.22% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)		13,000	12,752

Carlyle US CLO 2021-1 Ltd.
2.18% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)	1,750	1,702
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D	2,055	2,041
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D	1,120	1,098
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D	2,622	2,542
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510	1,450
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875	1,758
Carmax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	753
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,845
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,148
CarNow Auto Receivables Trust 2022-1
3.44%, 07/15/2024, Series 2022-1A, Class A(1)	11,983	11,977
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	4,645	4,463
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	2,540	2,427
2.30%, 09/11/2028, Series 2021-N4, Class D	5,760	5,378
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	4,125	3,578
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,339
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	2,921	2,626
CBAM 2019-9 Ltd.
2.32% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	12,229	12,079
Centex Home Equity Loan Trust 2005-B
2.27% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	3,993	3,922
Centex Home Equity Loan Trust 2005-D
2.58% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,131	2,082
CHEC Loan Trust 2004-2
2.58% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	1,095	1,065
CIFC Funding 2015-IV Ltd.
2.13% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600	18,878
CIFC Funding 2017-III Ltd.
2.28% (3 Month LIBOR USD + 1.22%), 07/20/2030, Series 2017-3A, Class A1(1)(2)	500	494
CIFC Funding 2018-I Ltd.
2.04% (3 Month LIBOR USD + 1.00%), 04/18/2031, Series 2018-1A, Class A(1)(2)	3,400	3,336
CIFC Funding 2019-V Ltd.
2.18% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,240
CIFC Funding 2021-VII Ltd.
2.31% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)	11,700	11,293
CIT Mortgage Loan Trust 2007-1
3.12% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)	2,000	1,863
Citigroup Mortgage Loan Trust, Inc.
2.25% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	1,907	1,791
2.52% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,455
2.52% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	12,760
CLI Funding VI LLC
2.07%, 10/18/2045, Series 2020-3A, Class A(1)	3,712	3,347
CLI Funding VIII LLC
1.64%, 02/18/2046, Series 2021-1A, Class A(1)	3,924	3,461
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	480	439
College Avenue Student Loans 2018-A LLC
2.82% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,348	1,314
4.13%, 12/26/2047, Series 2018-A, Class A2(1)	1,838	1,763
College Avenue Student Loans LLC
3.27% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	2,512	2,488
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)	1,892	1,674
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	168
8.06%, 09/01/2029, Series 2000-1, Class A5(4)	13,024	3,288
8.31%, 05/01/2032, Series 2000-4, Class A6(4)	8,505	2,034
Conseco Financial Corp.
7.70%, 05/15/2027(4)	3,464	3,272
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051, Series 2018-1, Class A(1)	575	573
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(1)	11,375	11,340
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	1,732	1,667
3.16%, 10/15/2052, Series 2019-3, Class B(1)	1,470	1,313
Corevest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)	1,525	1,266
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)	3,100	2,475
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)	1,630	1,346

Countrywide Asset-Backed Certificates
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)	20,966	19,683
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024, Series 2018-B, Class D(1)	229	229
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(1)	925	919
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	1,935	1,867
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)	2,360	2,163
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)	5,235	4,807
Credit-Based Asset Servicing & Securitization LLC
1.92% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)	11,402	9,837
2.40% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)	3,737	3,510
Crown City CLO III
2.23% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)	250	241
CVS Pass-Through Trust
6.94%, 01/10/2030	830	884
CWABS Asset-Backed Certificates Trust 2004-13
3.05% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)	4,521	4,352
CWABS Asset-Backed Certificates Trust 2005-12
2.36% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 02/25/2036, Series 2005-12, Class M2(2)	546	545
CWABS Asset-Backed Certificates Trust 2005-7
2.67% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(2)	127	127
CWABS Asset-Backed Certificates Trust 2005-9
2.60% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)	4,819	4,647
CWABS Asset-Backed Certificates Trust 2005-AB4
2.10% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)	1,916	1,835
CWABS Asset-Backed Certificates Trust 2006-2
1.85% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)	20,739	18,874
2.25% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)	23,500	22,261
CWABS Asset-Backed Certificates Trust 2006-22
1.84% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)	8,113	7,676
CWABS Asset-Backed Certificates Trust 2006-BC1
2.21% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)	1,000	855
CWABS Asset-Backed Certificates Trust 2007-10
1.80% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)	27,122	25,417
CWABS Asset-Backed Certificates Trust 2007-2
1.84% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)	25,730	23,343
CWABS Asset-Backed Certificates Trust 2007-8
1.87% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)	1,533	1,481
CWABS Asset-Backed Certificates Trust 2007-BC2
1.91% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)	6,747	6,423
CWABS Revolving Home Equity Loan Trust Series 2004-T
1.56% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)	3,664	3,579
CWABS, Inc. Asset-backed Certificates Series 2007-12
2.36% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)	3,557	3,407
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
1.51% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)	281	283
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)	2,103	2,012
4.35%, 05/20/2049, Series 2019-1A, Class A23(1)	3,660	3,412
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(1)	4,930	4,813
1.92%, 03/23/2026, Series 2020-2, Class D(1)	500	490
Diameter Capital CLO 1 Ltd.
2.28% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)	4,390	4,249
Diameter Capital CLO 3 Ltd.
1.69% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)	4,770	4,634
Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(1)	11,509	10,031
3.67%, 10/25/2049, Series 2019-1A, Class A2(1)	6,347	5,745
4.12%, 07/25/2047, Series 2017-1A, Class A23(1)	4,165	3,980
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)	2,403	2,327
Drive Auto Receivables Trust
4.30%, 09/16/2024, Series 2018-3, Class D	562	564
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026, Series 2018-5, Class D	2,210	2,220
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	2,521	2,525
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530	6,115
Dryden 30 Senior Loan Fund
2.23% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)	1,039	1,022
Dryden 36 Senior Loan Fund
2.06% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	9,516	9,387
Dryden 64 CLO Ltd.
2.01% (3 Month LIBOR USD + 0.97%), 04/18/2031, Series 2018-64A, Class A(1)(2)	5,900	5,759
Dryden 83 CLO Ltd.
2.26% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/18/2032, Series 2020-83A, Class A(1)(2)	1,250	1,228
Dryden 86 CLO Ltd.
2.14% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050	7,769
Dryden XXVI Senior Loan Fund
1.94% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	4,135	4,069
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024, Series 2018-2A, Class D(1)	27	27

DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(1)	1,635	1,624
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(1)	3,850	3,743
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)	2,650	2,457
DT Auto Owner Trust 2021-2
1.50%, 02/16/2027, Series 2021-2A, Class D(1)	2,250	2,092
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027, Series 2021-4A, Class D(1)	6,980	6,366
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)	11,305	10,693
Eaton Vance CLO 2014-1R Ltd.
2.53% (3 Month LIBOR USD + 1.49%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)	1,000	971
Eaton Vance CLO 2019-1 Ltd.
2.14% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000	22,358
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)	244	156
ECMC Group Student Loan Trust
2.62% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	872	845
ECMC Group Student Loan Trust 2017-2
2.67% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)	7,246	7,076
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)	594	543
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)	1,759	1,675
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(4)	586	524
Ellington Loan Acquisition Trust 2007-1
2.72% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	714	689
Elmwood CLO 15 Ltd.
1.98% (3 Month Term SOFR + 1.34%), 04/22/2035, Series 2022-2A, Class A1(1)(2)	11,210	10,779
Elmwood CLO I Ltd.
2.51% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 10/20/2033, Series 2019-1A, Class AR(1)(2)	2,000	1,957
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)	3,090	3,102
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	1,175	1,142
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,515	2,369
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	2,920	2,774
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)	7,863	7,779
Fieldstone Mortgage Investment Trust Series 2006-3
1.29% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)	4,217	3,934
First Franklin Mortgage Loan Trust 2002-FF4
2.19% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)	3,769	3,633
First Franklin Mortgage Loan Trust 2003-FFH2
2.71% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)	4,613	4,535
First Franklin Mortgage Loan Trust 2004-FF7
3.80% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)	854	854
First Franklin Mortgage Loan Trust 2006-FF11
1.98% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)	26,104	24,634
First Franklin Mortgage Loan Trust 2006-FF16
2.04% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)	5,463	2,641
First Franklin Mortgage Loan Trust 2006-FF17
1.77% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)	3,169	2,979
First Franklin Mortgage Loan Trust 2006-FF2
2.22% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)	9,925	9,089
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024, Series 2018-1A, Class D(1)	106	106
First Investors Auto Owner Trust 2019-2
2.71%, 12/15/2025, Series 2019-2A, Class C(1)	1,254	1,249
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)	2,875	2,708
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)	1,590	1,471
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)	805	739
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)	4,795	4,165
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)	3,380	2,918
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)	2,000	1,704
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)	10,352	9,781
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024, Series 2018-1, Class D(1)	975	976
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(1)	1,580	1,579
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)	2,235	2,176
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)	8,135	7,800
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)	1,480	1,358
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)	3,085	2,809

Flagship Credit Auto Trust 2021-4
1.96%, 12/15/2027, Series 2021-4, Class C(1)		5,215	4,831
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200	5,165
Flatiron CLO 19 Ltd.
2.49% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		500	487
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(1)	CAD	4,925	3,809
2.55%, 09/15/2024, Series 2019-AA, Class A3(1)		3,997	3,095
2.76%, 04/15/2028, Series 2020-AA, Class C(1)		290	214
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		$6,081	6,011
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		9,560	9,354
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		17,415	16,952
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	3,807
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)		4,890	4,560
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	3,016
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		885	858
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		3,655	3,269
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		3,290	3,069
Fremont Home Loan Trust 2003-1
2.90% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		2,048	1,979
Fremont Home Loan Trust 2004-4
2.42% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		23,073	21,886
Fremont Home Loan Trust 2004-C
2.60% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		7,548	7,130
Fremont Home Loan Trust 2005-1
2.78% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,645
Fremont Home Loan Trust 2005-2
2.37% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		2,154	2,104
Fremont Home Loan Trust 2005-C
2.40% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)		10,200	9,719
2.55% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		6,749	5,684
FRTKL 2021-SFR1
2.37%, 09/17/2038, Series 2021-SFR1, Class E1(1)		1,420	1,234
2.52%, 09/17/2038, Series 2021-SFR1, Class E2(1)		1,190	1,031
FS Rialto 2022-Fl4 Issuer LLC
2.69% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)		6,401	6,341
Gallatin CLO IX 2018-1 Ltd.
2.15% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		6,678	6,608
Gallatin CLO VIII 2017-1 Ltd.
2.13% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		34,600	33,832
Generate CLO 5 Ltd.
2.32% (3 Month LIBOR USD + 1.18%), 10/22/2031, Series 5A, Class A(1)(2)		500	491
Generate CLO 6 Ltd.
2.34% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	723
Generate CLO 7 Ltd.
2.51% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 01/22/2033, Series 7A, Class A1(1)(2)		1,400	1,369
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		5,235	4,786
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D(1)		15,090	13,903
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024, Series 2020-3, Class C		2,675	2,623
GM Financial Automobile Leasing Trust 2021-1
1.01%, 07/21/2025, Series 2021-1, Class D		3,055	2,939
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024, Series 2019-4, Class A3		1,436	1,432
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		6,540	6,379
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		16,035	15,515
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(1)		3,040	2,910
1.48%, 08/15/2025, Series 2020-1, Class C(1)		735	711
3.30%, 04/15/2026, Series 2019-2, Class C(1)		6,875	6,709
Goldentree Loan Management US CLO 10 Ltd.
2.16% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)		1,000	966
GoldenTree Loan Opportunities IX Ltd.
2.35% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		10,679	10,539
Golub Capital Partners CLO 51M Ltd.
2.91% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)		25,300	24,537
Golub Capital Partners CLO 55B Ltd.
2.26% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		3,990	3,868
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
2.50% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		1,900	1,873
GREYWOLF CLO VII Ltd.
2.24% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		500	491

GSAMP Trust 2005-AHL
2.60% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		4,143	3,948
GSAMP Trust 2007-FM2
1.68% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,616	1,028
Gulf Stream Meridian 1 Ltd.
2.41% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 04/15/2033, Series 2020-IA, Class A1(1)(2)		2,000	1,949
Gulf Stream Meridian 3 Ltd.
2.36% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 04/15/2034, Series 2021-IIIA, Class A1(1)(2)		3,200	3,122
Gulf Stream Meridian 4 Ltd.
2.24% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)		1,250	1,213
Gulf Stream Meridian 7 Ltd.
1.66% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/15/2035, Series 2022-7A, Class A1(1)(2)		18,270	17,679
HalseyPoint CLO 3 Ltd.
2.74% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 11/30/2032, Series 2020-3A, Class A1A(1)(2)		1,050	1,032
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,742	4,060
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		4,148	4,041
Harley Marine Financing LLC
5.68%, 05/15/2043, Series 2018-1A, Class A2(1)		698	677
Harvest CLO XXI DAC
0.76% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)	EUR	34,400	34,654
1.04%, 07/15/2031, Series 21A, Class A2R(1)		4,100	3,978
Harvest SBA Loan Trust 2018-1
3.26% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)		$3,816	3,815
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)		17,188	15,373
6.31%, 03/25/2025, Series 2022-3A, Class D(1)		17,758	17,041
Highbridge Loan Management 7-2015 Ltd.
2.59% (3 Month LIBOR USD + 1.18%), 03/15/2027, Series 7A-2015, Class BR(1)(2)		1,730	1,689
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)		69	68
2.96%, 12/26/2028, Series 2017-AA, Class B(1)		31	31
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		177	166
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)		1,181	1,068
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)		1,202	1,052
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)		803	675
Home Partners of America 2021-2 Trust
2.85%, 12/17/2026, Series 2021-2, Class E1(1)		8,640	7,608
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		4,320	3,759
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)		16,095	14,413
Honda Auto Receivables 2019-4 Owner Trust
1.83%, 01/18/2024, Series 2019-4, Class A3		637	636
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3		4,954	4,923
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3		6,255	6,142
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3		10,365	10,119
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)		1,213	1,073
HPEFS Equipment Trust
2.00%, 07/22/2030, Series 2020-2A, Class C(1)		1,030	1,017
2.40%, 11/20/2029, Series 2022-1A, Class D(1)		3,390	3,166
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029, Series 2019-1A, Class C(1)		247	247
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(1)		1,900	1,876
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(1)		1,775	1,664
Huntington CDO Ltd.
0.82% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)		9,284	9,028
Invitation Homes 2018-SFR1 Trust
2.47% (1 Month LIBOR USD + 0.95%), 03/17/2037, Series 2018-SFR1, Class B(1)(2)		7,699	7,641
IXIS Real Estate Capital Trust 2005-HE2
2.60% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)		4,874	4,701
JMP Credit Advisors CLO IV Ltd.
2.32% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 07/17/2029, Series 2017-1A, Class AR(1)(2)		5,671	5,616
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.27% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)		7,044	6,474
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
2.16% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)		8,467	7,657
JP Morgan Mortgage Acquisition Trust 2006-CW1
2.06% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)		11,322	10,120
JP Morgan Mortgage Acquisition Trust 2006-WMC4
1.74% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)		19,812	11,390
1.77% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)		18,044	10,408
JP Morgan Mortgage Acquisition Trust 2007-CH3
1.88% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)		14,194	13,972
JP Morgan Mortgage Acquisition Trust 2007-CH5
1.89% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)		6,439	6,099
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)		2,879	2,527

KKR CLO 11 Ltd.
2.22% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2031, Series 11, Class AR(1)(2)	8,900	8,752
KKR CLO 29 Ltd.
2.54% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540	8,136
KREF 2022-FL3 Ltd.
2.96% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A(1)(2)	10,000	9,668
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	5,161	4,815
LCM XVII LP
2.17% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)	1,500	1,466
Lehman XS Trust 2007-6
2.04% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	7,550	6,322
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)	2,819	2,832
LoanCore 2019-CRE2 Issuer Ltd.
2.45% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036, Series 2019-CRE2, Class A(1)(2)	278	278
LoanCore 2022-CRE7 Issuer Ltd.
2.33% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)	10,000	9,742
Long Beach Mortgage Loan Trust 2004-6
2.82% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	19,531	18,046
Long Beach Mortgage Loan Trust 2005-2
2.75% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)	12,500	11,894
Long Beach Mortgage Loan Trust 2005-WL2
2.40% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	10,000	9,733
Long Beach Mortgage Loan Trust 2006-WL1
2.25% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	15,000	14,206
Madison Park Funding XLVII Ltd.
2.89% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 01/19/2034, Series 2020-47A, Class B(1)(2)	500	472
Madison Park Funding XVIII Ltd.
2.04% (3 Month LIBOR USD + 0.94%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	5,185	5,081
Madison Park Funding XXVI Ltd.
2.44% (3 Month LIBOR USD + 1.20%), 07/29/2030, Series 2017-26A, Class AR(1)(2)	2,940	2,897
Madison Park Funding XXXIII Ltd.
2.14% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)	14,360	14,027
Madison Park Funding XXXIV Ltd.
2.30% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/25/2032, Series 2019-34A, Class AR(1)(2)	250	243
Madison Park Funding XXXIX Ltd.
2.79% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)	25,900	24,493
Madison Park Funding XXXV Ltd.
2.05% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)	2,500	2,435
Magnetite VII Ltd.
1.84% (3 Month LIBOR USD + 0.80%), 01/15/2028, Series 2012-7A, Class A1R2(1)(2)	10,962	10,803
Magnetite VIII Ltd.
2.02% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 04/15/2031, Series 2014-8A, Class AR2(1)(2)	1,100	1,085
Magnetite XXV Ltd.
2.38% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000	17,623
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)	5,204	4,821
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)	1,066	965
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)	15,697	13,621
Marble Point CLO X Ltd.
2.08% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR(1)(2)	800	789
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)	1,120	1,043
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)	2,145	1,907
MASTR Asset Backed Securities Trust 2004-WMC1
2.40% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)	1,052	1,032
MASTR Specialized Loan Trust
2.14% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	494	472
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(1)	4,880	4,643
4.21%, 03/20/2026, Series 2021-1A, Class C(1)	5,000	4,789
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(5)	1,553	1,247
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
1.86% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,224	1,743
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
2.62% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	15,366	13,778
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
1.77% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	12,288	11,289
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	3,164	2,463
MF1 2020-FL4 Ltd.
3.15% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	29,500	29,358
MF1 2021-FL6 Ltd.
2.62% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)	21,219	20,688
MF1 2021-FL7 Ltd.
2.69% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)	24,015	23,200
MF1 2022-FL8 Ltd.
2.14% (30-day Average SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A(1)(2)	6,050	5,842
MF1 2022-FL9 LLC
2.96% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)	1,546	1,542
Midocean Credit CLO VIII
2.53% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	27,400	26,869

Mission Lane Credit Card Master Trust
2.24%, 09/15/2026, Series 2021-A, Class B(1)	1,195	1,153
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
2.55% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,500
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
1.75% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	485	436
Morgan Stanley Capital I, Inc. Trust 2006-HE1
2.20% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	6,158	5,956
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(5)	12,730	3,677
Morgan Stanley Mortgage Loan Trust 2007-8XS
2.15% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	20,007	8,219
2.16% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,932	794
Mountain View CLO 2017-1 LLC
2.13% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	13,493	13,302
Mountain View CLO IX Ltd.
2.16% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	1,400	1,375
Mountain View CLO X Ltd.
1.84% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)	410	408
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	330	319
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	777	713
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	12,136	11,072
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(1)	38	37
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	208	197
Nassau 2017-I Ltd.
2.19% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	13,779	13,683
National Collegiate Student Loan Trust 2005-3
0.84% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	5,015	4,873
Navient Private Education Loan Trust 2015-B
2.77% (1 Month LIBOR USD + 1.45%), 07/16/2040, Series 2015-BA, Class A3(1)(2)	11,691	11,648
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(1)	164	163
3.91%, 12/16/2058, Series 2017-A, Class B(1)	440	415
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	1,010	998
Navient Private Education Loan Trust 2020-I
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	8,919	8,195
2.32% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	15,376	15,134
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	464	463
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	270	269
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	3,291	3,136
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	3,457	3,331
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	3,390	3,187
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	4,661	4,318
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	4,011
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	5,965	5,635
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	4,005	3,756
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	2,951	2,750
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	3,371	3,086
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	301
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,375
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	2,910
Navient Student Loan Trust 2014-3
2.24% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(2)	235	228
Navient Student Loan Trust 2016-2
3.12% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	6,055	6,054
Navient Student Loan Trust 2018-2
2.37% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)	15,000	14,460
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(5)	13,934	12,405
Nelnet Student Loan Trust 2006-1
1.95% (3 Month LIBOR USD + 0.45%), 08/23/2036, Series 2006-1, Class A6(1)(2)	24,504	23,691
Nelnet Student Loan Trust 2014-2
2.47% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,250	4,107
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	8,144	7,548
Neuberger Berman CLO XIV Ltd.
2.27% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)	2,334	2,304
Neuberger Berman CLO XVI-S Ltd.
2.08% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	18,081

Neuberger Berman Loan Advisers CLO 32 Ltd.
2.03% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,360
Neuberger Berman Loan Advisers CLO 42 Ltd.
2.14% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	527
Neuberger Berman Loan Advisers CLO 43 Ltd.
2.17% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	28,614
New Century Home Equity Loan Trust 2005-1
2.30% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	4,536	4,515
New Century Home Equity Loan Trust Series 2005-D
2.33% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)	10,390	8,568
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3	2,039	2,033
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	4,578	4,537
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3	2,734	2,707
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
2.24% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(2)	642	640
OCP CLO 2014-5 Ltd.
2.29% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)	1,250	1,226
OCP CLO 2014-7 Ltd.
2.18% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	14,474	14,300
OCP CLO 2020-19 Ltd.
2.21% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	11,999
Octagon Investment Partners 29 Ltd.
2.36% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,708
Octagon Investment Partners 43 Ltd.
2.83% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/25/2032, Series 2019-1A, Class A2(1)(2)	1,250	1,206
Octagon Investment Partners XVI Ltd.
2.06% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)	1,000	977
OHA Credit Funding 3 Ltd.
2.20% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,464
OHA Credit Funding 4 Ltd.
2.29% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)	750	724
OHA Credit Funding 6 Ltd.
2.20% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,490
OHA Credit Funding 7 Ltd.
2.15% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)	330	319
OHA Credit Partners XIII Ltd.
2.80% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 10/25/2034, Series 2016-13A, Class BR(1)(2)	250	237
OHA Credit Partners XVI
2.19% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,467
OneMain Financial Issuance Trust 2016-3
3.83%, 06/18/2031, Series 2016-3A, Class A(1)	10	10
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029, Series 2018-1A, Class D(1)	1,220	1,188
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	2,256	2,218
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	976
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031, Series 2019-1A, Class D(1)	3,360	3,357
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	3,465	3,086
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(1)	2,425	2,431
OneMain Financial Issuance Trust 2021-1
1.54% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	244	231
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,785
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)	8,785	8,601
Option One Mortgage Loan Trust 2004-2
2.42% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	5,346	5,131
Option One Mortgage Loan Trust 2005-2
2.28% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(2)	149	148
Option One Mortgage Loan Trust 2006-1
2.06% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 01/25/2036, Series 2006-1, Class 1A1(2)	104	104
2.22% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	9,271	9,185
Option One Mortgage Loan Trust 2006-3
1.76% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	16,689	11,439
Option One Mortgage Loan Trust 2007-4
1.80% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	15,130	9,113
OZLM VI Ltd.
2.12% (3 Month LIBOR USD + 1.08%), 04/17/2031, Series 2014-6A, Class A1S(1)(2)	15,517	15,195
OZLM VII Ltd.
2.05% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	6,096	6,025
OZLM VIII Ltd.
2.02% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	36,264	35,796
2.69% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,863
Pagaya AI Debt Selection Trust 2021-5
1.53%, 08/15/2029, Series 2021-5, Class A(1)	36,918	35,737
Palmer Square CLO 2013-2 Ltd.
2.54% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 10/17/2031, Series 2013-2A, Class A2R3(1)(2)	250	240
Palmer Square CLO 2020-3 Ltd.
2.49% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/15/2031, Series 2020-3A, Class A1AR(1)(2)	26,020	25,456
Palmer Square CLO 2021-2 Ltd.
2.19% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	8,684
Palmer Square CLO 2021-4 Ltd.
2.21% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	21,491

Palmer Square Loan Funding 2019-4 Ltd.
2.08% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027, Series 2019-4A, Class A1(1)(2)	513	509
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
2.40% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	7,285
Pikes Peak CLO 11
0.00% (3 Month Term SOFR + 1.95%, 1.95% Floor), 07/25/2034, Series 2022-11A, Class A1(1)(2)(3)	1,760	1,760
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	775	689
4.67%, 09/05/2048, Series 2018-1A, Class A2II(1)	4,245	4,128
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024, Series 2018-1A, Class C(1)	164	164
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,207
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(5)	25,734	24,130
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(5)	35,183	32,923
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(5)	23,652	22,468
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(1)	1,915	1,858
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	311
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	490
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	11,973	10,469
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	3,870
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,580
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,309
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	851
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	566
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	1,889
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	469
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	3,970	3,265
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	829
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	906
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	491
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,357
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,178
RAAC Series 2006-RP4 Trust
2.45% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	10,471	10,211
Rad CLO 15 Ltd.
1.34% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,195
Rad CLO 5 Ltd.
2.30% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)	700	684
RAMP Series 2005-RS5 Trust
2.64% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	500	490
RASC Series 2005-KS10 Trust
2.28% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	2,645	2,626
RASC Series 2006-KS9 Trust
1.78% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036, Series 2006-KS9, Class AI3(2)	6	11
RASC Series 2007-KS3 Trust
1.96% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	28,756	27,342
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)	1,326	1,253
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	724
Rockford Tower CLO 2017-3 Ltd.
2.25% (3 Month LIBOR USD + 1.19%), 10/20/2030, Series 2017-3A, Class A(1)(2)	7,100	6,959
Rockford Tower CLO 2019-2 Ltd.
2.58% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,453
Rockford Tower CLO 2021-1 Ltd.
2.23% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	24,996
RR 3 Ltd.
2.13% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)	3,040	2,994
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025, Series 2018-4, Class D	2,009	2,015
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024, Series 2018-5, Class D	660	662
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025, Series 2019-1, Class D	6,130	6,135
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D	4,095	4,085
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	840	840
5.35%, 03/15/2028, Series 2020-1, Class D	7,195	7,264
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	595	573
Santander Drive Auto Receivables Trust 2021-1
1.13%, 11/16/2026, Series 2021-1, Class D	3,280	3,143

Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	9,445	8,928
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	6,305	5,864
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024, Series 2019-B, Class D(1)	6,610	6,600
Santander Retail Auto Lease Trust 2019-C
2.88%, 06/20/2024, Series 2019-C, Class D(1)	10,280	10,247
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	8,685	8,098
Saxon Asset Securities Trust 2006-1
2.09% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	1,148	1,107
Saxon Asset Securities Trust 2007-2
1.82% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	18,850	16,639
Saxon Asset Securities Trust 2007-3
1.93% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	17,079	16,346
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	307
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)	2,740	2,564
Securitized Asset Backed Receivables LLC Trust 2004-OP1
2.39% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	9,526	9,319
Securitized Asset Backed Receivables LLC Trust 2005-HE1
2.27% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	2,837	2,555
Securitized Asset Backed Receivables LLC Trust 2006-CB5
1.90% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	4,256	2,908
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	639	550
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(1)	691	678
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	1,298	1,245
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	872	832
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	2,630	2,448
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	729	677
Sixth Street CLO XVI Ltd.
2.38% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(2)	6,370	6,255
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042, Series 2017-1, Class A(1)	14,346	12,600
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	9,309	8,028
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(4)	1,554	1,519
SLM Private Credit Student Loan Trust 2005-B
2.16% (3 Month LIBOR USD + 0.33%), 06/15/2039, Series 2005-B, Class A4(2)	5,429	5,170
SLM Student Loan Trust 2003-7
3.03% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	6,927	6,634
SLM Student Loan Trust 2005-4
1.35% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(2)	11,000	10,350
SLM Student Loan Trust 2006-10
1.40% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(2)	1,607	1,437
SLM Student Loan Trust 2007-2
1.35% (3 Month LIBOR USD + 0.17%), 07/25/2025, Series 2007-2, Class B(2)	6,950	6,028
SLM Student Loan Trust 2007-7
1.51% (3 Month LIBOR USD + 0.33%), 12/30/2022, Series 2007-7, Class A4(2)	1,962	1,906
SLM Student Loan Trust 2008-2
1.93% (3 Month LIBOR USD + 0.75%), 04/25/2023, Series 2008-2, Class A3(2)	6,766	6,574
SLM Student Loan Trust 2008-5
2.88% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(2)	2,940	2,937
3.03% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	7,279
SLM Student Loan Trust 2008-6
2.28% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(2)	10,191	9,918
SLM Student Loan Trust 2008-7
2.08% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(2)	7,966	7,795
SLM Student Loan Trust 2012-1
2.57% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	10,190	9,875
SLM Student Loan Trust 2012-2
1.71% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(2)	11,919	11,364
SLM Student Loan Trust 2012-7
2.27% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	3,980	3,831
3.42% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,146
SLM Student Loan Trust 2014-1
2.22% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(2)	2,368	2,255
SMB Private Education Loan Trust 2015-B
3.07% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	1,290	1,290
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	1,295	1,239
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	136	134
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	800	773
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	249	241
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	755	739

SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	1,526	1,477
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	7,871	7,670
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	3,320	3,240
4.00%, 07/15/2042, Series 2018-B, Class B(1)	285	263
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	7,884	7,767
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	740
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	5,333	5,218
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	5,100	4,938
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	9,657	9,218
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	6,098	5,595
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	9,076	8,023
SMB Private Education Loan Trust 2022-B
1.83% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)	30,500	30,343
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)	37,700	36,755
SoFi Consumer Loan Program 2019-2 Trust
3.46%, 04/25/2028, Series 2019-2, Class C(1)	1,038	1,038
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028, Series 2019-3, Class C(1)	3,191	3,186
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	853
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037, Series 2016-B, Class B(1)	195	195
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037, Series 2016-C, Class B(1)(4)	310	310
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(1)(4)	490	485
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040, Series 2016-E, Class B(1)(4)	1,600	1,598
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(1)(4)	1,030	1,014
SoFi Professional Loan Program 2017-C LLC
2.22% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	563	560
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	1,004	984
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	678
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,352
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,817
Sound Point CLO XIV Ltd.
2.17% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	2,447	2,414
Sound Point CLO XV Ltd.
2.08% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	2,493	2,453
Sound Point CLO XX Ltd.
2.31% (3 Month LIBOR USD + 1.10%), 07/26/2031, Series 2018-2A, Class A(1)(2)	530	519
Soundview Home Loan Trust 2006-OPT5
1.86% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)	21,571	19,183
Southwick Park CLO LLC
2.12% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)	11,400	11,109
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.45%, 02/25/2037, Series 2006-BC2, Class A2C(5)	11,147	4,696
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
1.76% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	11,058	9,077
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(1)	7,197	7,139
Stratus CLO 2021-3 Ltd.
2.01% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)	31,492	31,115
Structured Adjustable Rate Mortgage Loan Trust
2.83%, 02/25/2035, Series 2005-1, Class 1A1(4)	4,462	4,240
Structured Asset Investment Loan Trust 2004-8
2.52% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	655	638
Structured Asset Investment Loan Trust 2005-HE2
2.37% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	6,127	5,919
Structured Asset Mortgage Investments II Trust 2007-AR3
1.81% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	18,600	17,163
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
2.62% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	249	246
STWD 2019-FL1 Ltd.
2.53% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)	18,443	18,329
Symphony CLO XVII Ltd.
1.92% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	2,069	2,044
Symphony CLO XX Ltd.
2.69% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	10,762
Symphony CLO XXIII Ltd.
2.06% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,200	13,873
Symphony CLO XXIV Ltd.
2.38% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class A(1)(2)	650	636

Symphony CLO XXVI Ltd.
2.14% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,541
Taco Bell Funding LLC
1.95%, 08/25/2051, Series 2021-1A, Class A2I(1)	5,239	4,564
2.29%, 08/25/2051, Series 2021-1A, Class A2II(1)	9,104	7,634
Textainer Marine Containers VII Ltd.
1.68%, 02/20/2046, Series 2021-1A, Class A(1)	3,712	3,237
Theorem Funding Trust 2022-1
1.85%, 02/15/2028, Series 2022-1A, Class A(1)	5,618	5,509
TIAA CLO I Ltd.
2.26% (3 Month LIBOR USD + 1.20%), 07/20/2031, Series 2016-1A, Class AR(1)(2)	18,750	18,451
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(1)(4)	207	205
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3	6,088	6,005
Toyota Auto Receivables 2021-A Owner Trust
0.16%, 07/17/2023, Series 2021-A, Class A2	169	169
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,198
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,123
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,583
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,558
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	4,135
Trimaran Cavu 2019-1 Ltd.
2.96% (3 Month LIBOR USD + 1.90%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2(1)(2)	1,820	1,763
Triton Container Finance VIII LLC
1.86%, 03/20/2046, Series 2021-1A, Class A(1)	7,722	6,740
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	4,189	4,033
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)	16,408	16,037
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)	11,800	11,658
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)	4,699	4,612
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(5)	2,063	1,986
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(5)	9,124	8,618
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(5)	11,136	10,449
Venture XIV CLO Ltd.
2.63% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	53,676	52,964
Venture Xxv CLO Ltd.
2.08% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	21,711	21,393
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(5)	1,817	1,725
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(5)	4,673	4,427
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(5)	4,108	3,901
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(5)	3,421	3,265
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(5)	6,749	6,417
Voya CLO 2013-2 Ltd.
2.15% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)	2,000	1,955
Voya CLO 2020-1 Ltd.
2.74% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,523
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.14%, 02/25/2037, Series 2007-HY1, Class 4A1(4)	6,403	5,925
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	1,946	1,747
Wellfleet CLO 2017-2A Ltd.
2.12% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	6,102	6,038
Wellfleet CLO 2017-3 Ltd.
2.19% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1(1)(2)	6,181	6,044
Wellfleet CLO X LTD
2.23% (3 Month LIBOR USD + 1.17%), 07/20/2032, Series 2019-XA, Class A1R(1)(2)	8,700	8,424
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
2.52% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	898	882
Wendy’s Funding LLC
2.37%, 06/15/2051, Series 2021-1A, Class A2I(1)	5,030	4,264
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024, Series 2019-1A, Class D(1)	2,344	2,346
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(1)	1,030	1,005
Westlake Automobile Receivables Trust 2021-2
1.23%, 12/15/2026, Series 2021-2A, Class D(1)	5,075	4,736
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	9,200	8,552
Whitebox CLO II Ltd.
2.40% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 10/24/2034, Series 2020-2A, Class A1R(1)(2)	4,000	3,875
World Omni Auto Receivables Trust 2020-A
1.64%, 08/17/2026, Series 2020-A, Class C	3,190	3,075

Total Asset-Backed Obligations (Cost: $3,771,875)		3,582,090

Corporate Bonds – 32.14%
Basic Materials – 0.90%
Alcoa Nederland Holding BV
4.13%, 03/31/2029(1)	2,420	2,164
5.50%, 12/15/2027(1)	2,745	2,601
6.13%, 05/15/2028(1)	3,625	3,525
Alpek SAB de CV
3.25%, 02/25/2031(1)	2,835	2,273
Anglo American Capital Plc
2.63%, 09/10/2030(1)	40,530	33,353
4.00%, 09/11/2027(1)	1,000	951
4.13%, 09/27/2022(1)	2,572	2,572
4.50%, 03/15/2028(1)	19,220	18,661
AngloGold Ashanti Holdings Plc
3.75%, 10/01/2030	843	694
ArcelorMittal SA
6.75%, 03/01/2041	12,270	12,139
Braskem Idesa SAPI
6.99%, 02/20/2032(6)	574	443
6.99%, 02/20/2032(1)	683	527
Braskem Netherlands Finance BV
4.50%, 01/31/2030(1)	5,210	4,444
5.88%, 01/31/2050(1)	4,160	3,286
8.50% (5 Year CMT Index + 8.22%), 01/23/2081(2)(6)	223	223
8.50% (5 Year CMT Index + 8.22%), 01/23/2081(1)(2)	694	694
CF Industries, Inc.
4.50%, 12/01/2026(1)	5,145	5,124
Commercial Metals Co.
4.38%, 03/15/2032	1,160	950
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030	2,485	2,169
CSN Resources SA
5.88%, 04/08/2032(1)	1,503	1,142
DuPont de Nemours, Inc.
4.49%, 11/15/2025	7,783	7,836
Ecolab, Inc.
2.75%, 08/18/2055	680	474
First Quantum Minerals Ltd.
6.88%, 03/01/2026(1)	2,855	2,629
6.88%, 10/15/2027(1)	7,600	6,795
7.50%, 04/01/2025(1)	1,530	1,447
FMC Corp.
3.45%, 10/01/2029	1,850	1,678
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)	8,085	6,599
Freeport Indonesia PT
4.76%, 04/14/2027(1)	850	813
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	10,475	9,532
4.38%, 08/01/2028	1,505	1,406
4.63%, 08/01/2030	12,621	11,710
5.40%, 11/14/2034	5,945	5,802
Fresnillo Plc
4.25%, 10/02/2050(6)	582	427
Glencore Funding LLC
1.63%, 04/27/2026(1)	5,105	4,516
2.50%, 09/01/2030(1)	5,954	4,850
2.63%, 09/23/2031(1)	8,597	6,928
2.85%, 04/27/2031(1)	7,430	6,134
3.38%, 09/23/2051(1)	50	34
3.88%, 10/27/2027(1)	20,729	19,601
4.00%, 04/16/2025(1)	4,450	4,395
4.00%, 03/27/2027(1)	1,000	962
4.13%, 03/12/2024(1)	4,920	4,895
4.88%, 03/12/2029(1)	8,160	7,936
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(1)	1,400	1,313
6.53%, 11/15/2028	200	203
6.53%, 11/15/2028(1)	1,800	1,825
Industrias Penoles SAB de CV
4.75%, 08/06/2050(6)	582	462
5.65%, 09/12/2049(6)	582	518
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030(1)	14,250	11,711
5.00%, 09/26/2048	9,965	9,283
LYB International Finance III LLC
3.63%, 04/01/2051	631	466
4.20%, 05/01/2050	580	471
Metinvest BV
7.75%, 10/17/2029(6)	200	109
8.50%, 04/23/2026(6)	215	118
Newmont Corp.
2.25%, 10/01/2030	1,267	1,052
2.60%, 07/15/2032	1,159	956

Nucor Corp.
2.70%, 06/01/2030		3,159	2,733
4.30%, 05/23/2027		1,730	1,723
Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031(1)		9,280	7,447
4.00%, 10/04/2027(1)		1,255	1,174
5.50%, 01/15/2048(6)		582	489
5.88%, 09/17/2044(6)		582	521
Sasol Financing USA LLC
4.38%, 09/18/2026		1,368	1,206
5.50%, 03/18/2031		763	587
5.88%, 03/27/2024		371	363
6.50%, 09/27/2028		384	348
Sherwin-Williams Co.
2.30%, 05/15/2030		662	559
Stillwater Mining Co.
4.00%, 11/16/2026(6)		571	475
Suzano Austria GmbH
3.13%, 01/15/2032		668	503
3.75%, 01/15/2031		6,703	5,413
5.00%, 01/15/2030		735	669
5.75%, 07/14/2026(1)		443	448
Syngenta Finance NV
3.38%, 04/16/2026	EUR	1,000	1,031
4.89%, 04/24/2025(1)		$550	551
5.18%, 04/24/2028(1)		500	506
Vale Overseas Ltd.
6.88%, 11/21/2036		1,132	1,215
Vedanta Resources Finance II Plc
8.95%, 03/11/2025(1)		1,471	1,162
Vedanta Resources Ltd.
6.13%, 08/09/2024(1)		396	240
Volcan Compania Minera SAA
4.38%, 02/11/2026(1)		1,290	1,123
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	1,787
3.38%, 08/15/2061		$3,521	2,371
3.60%, 08/15/2026		1,925	1,874

Total Basic Materials			280,339

Communications – 4.20%
Alibaba Group Holding Ltd.
3.40%, 12/06/2027		628	600
Altice Financing SA
3.00%, 01/15/2028	EUR	1,900	1,483
5.75%, 08/15/2029(1)		$7,503	6,021
Altice France SA
5.50%, 01/15/2028(1)		3,450	2,780
Amazon.com, Inc.
2.50%, 06/03/2050		494	348
4.05%, 08/22/2047		1,751	1,639
4.10%, 04/13/2062		2,000	1,810
AT&T, Inc.
1.65%, 02/01/2028		1,610	1,393
2.25%, 02/01/2032		7,580	6,193
2.30%, 06/01/2027		4,381	3,999
2.55%, 12/01/2033		49,116	39,845
2.75%, 06/01/2031		11,655	10,064
3.55%, 09/15/2055		14,500	10,864
3.65%, 06/01/2051		4,268	3,338
3.65%, 09/15/2059		1,717	1,286
3.80%, 12/01/2057		29,092	22,468
3.85%, 06/01/2060		2,000	1,546
4.30%, 02/15/2030		9,630	9,398
4.30%, 12/15/2042		5,329	4,645
4.35%, 03/01/2029		7,181	7,071
4.50%, 05/15/2035		1,637	1,556
4.50%, 03/09/2048		6,420	5,689
4.75%, 05/15/2046		1,950	1,805
5.25%, 03/01/2037		6,052	6,236
Axtel SAB de CV
6.38%, 11/14/2024(1)		779	686
Baidu, Inc.
2.88%, 07/06/2022		5,105	5,105
4.38%, 03/29/2028		1,192	1,172
Booking Holdings, Inc.
4.63%, 04/13/2030		12,515	12,443
C&W Senior Financing DAC
6.88%, 09/15/2027(1)		600	539
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(1)		11,366	9,263
4.25%, 01/15/2034(1)		13,710	10,591
4.50%, 08/15/2030(1)		11,485	9,536
4.50%, 05/01/2032		185	150
4.50%, 06/01/2033(1)		1,762	1,389
4.75%, 03/01/2030(1)		754	645
4.75%, 02/01/2032(1)		7,465	6,112
5.38%, 06/01/2029(1)		1,325	1,184

Charter Communications Operating LLC
2.25%, 01/15/2029	1,626	1,336
2.30%, 02/01/2032	19,340	14,633
2.80%, 04/01/2031	25,492	20,415
3.50%, 03/01/2042	6,348	4,405
3.70%, 04/01/2051	23,007	15,569
3.75%, 02/15/2028	6,703	6,190
3.85%, 04/01/2061	30,381	19,980
3.90%, 06/01/2052	14,132	9,811
3.95%, 06/30/2062	60,088	40,141
4.20%, 03/15/2028	4,921	4,598
4.40%, 04/01/2033	7,361	6,572
4.40%, 12/01/2061	16,717	12,023
4.80%, 03/01/2050	11,054	8,759
5.25%, 04/01/2053	9,340	7,892
5.38%, 04/01/2038	980	871
5.38%, 05/01/2047	16,334	13,908
5.75%, 04/01/2048	5,589	5,010
6.48%, 10/23/2045	1,445	1,405
6.83%, 10/23/2055	1,914	1,924
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027(1)	642	542
Comcast Corp.
2.89%, 11/01/2051	15,864	11,333
3.25%, 11/01/2039	5,115	4,204
CommScope Technologies LLC
5.00%, 03/15/2027(1)	4,460	3,297
CommScope, Inc.
4.75%, 09/01/2029(1)	7,905	6,377
6.00%, 03/01/2026(1)	2,205	2,031
7.13%, 07/01/2028(1)	3,740	2,843
Connect Finco Sarl
6.75%, 10/01/2026(1)	1,066	958
Cox Communications, Inc.
3.15%, 08/15/2024(1)	636	621
3.60%, 06/15/2051(1)	2,150	1,617
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	1,300	1,271
CSC Holdings LLC
4.13%, 12/01/2030(1)	1,420	1,108
4.63%, 12/01/2030(1)	26,645	17,819
5.00%, 11/15/2031(1)	1,145	772
5.38%, 02/01/2028(1)	530	458
5.50%, 04/15/2027(1)	2,300	2,084
5.75%, 01/15/2030(1)	2,035	1,481
6.50%, 02/01/2029(1)	260	235
7.50%, 04/01/2028(1)	591	493
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(1)	19,000	4,750
Digicel Group Holdings Ltd.
8.00%, 04/01/2025(1)(7)	378	264
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.00%, 12/31/2026(1)	147	99
8.75%, 05/25/2024(1)	375	349
DISH DBS Corp.
5.13%, 06/01/2029	1,365	829
5.25%, 12/01/2026(1)	11,645	9,128
5.75%, 12/01/2028(1)	8,850	6,553
5.88%, 07/15/2022	14,300	14,219
Expedia Group, Inc.
2.95%, 03/15/2031	29,525	23,484
3.25%, 02/15/2030	15,237	12,707
4.63%, 08/01/2027	1,800	1,729
6.25%, 05/01/2025(1)	6,780	6,983
FactSet Research Systems, Inc.
3.45%, 03/01/2032	4,008	3,513
Grupo Televisa SAB
6.63%, 01/15/2040	391	426
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)	4,176	3,441
5.25%, 08/15/2027(1)	4,120	3,526
6.38%, 05/01/2026	4,451	4,123
8.38%, 05/01/2027	3,844	3,055
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(8)(9)	12,702	—
6.50%, 03/15/2030(1)	32,427	26,752
8.50%, 10/15/2024(1)(8)(9)	18,280	—
9.75%, 07/15/2025(1)(8)(9)	15,687	—
Kenbourne Invest SA
4.70%, 01/22/2028(1)	333	254
6.88%, 11/26/2024(1)	937	853
Lamar Media Corp.
3.75%, 02/15/2028	66	59
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)	3,120	2,687
3.63%, 01/15/2029(1)	5,624	4,336
3.75%, 07/15/2029(1)	7,200	5,567

3.88%, 11/15/2029(1)		14,974	12,367
4.25%, 07/01/2028(1)		2,319	1,858
4.63%, 09/15/2027(1)		621	529
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026(1)		710	621
Lumen Technologies, Inc.
4.00%, 02/15/2027(1)		2,250	1,903
5.38%, 06/15/2029(1)		3,000	2,375
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,066
2.75%, 05/24/2031		7,400	5,979
4.60%, 02/23/2028		5,796	5,605
5.60%, 06/01/2032		4,397	4,434
NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	405
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,337
3.63%, 05/15/2027	EUR	15,245	14,946
3.63%, 06/15/2030		12,461	11,263
3.88%, 11/15/2029		5,000	4,713
4.63%, 05/15/2029		5,400	5,326
4.88%, 04/15/2028		$10,765	10,130
4.88%, 06/15/2030(1)		27,736	25,385
5.38%, 11/15/2029(1)		1,896	1,792
5.88%, 11/15/2028		15,972	15,616
6.38%, 05/15/2029		23,034	23,263
Nexstar Media, Inc.
5.63%, 07/15/2027(1)		603	550
Nokia OYJ
4.38%, 06/12/2027		4,255	4,020
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	675
Oi SA
10.00%, 07/27/2025(6)(7)		373	182
Omnicom Group, Inc.
2.60%, 08/01/2031		1,526	1,281
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.63%, 03/15/2030(1)		56	44
5.00%, 08/15/2027(1)		702	613
Paramount Global
4.20%, 05/19/2032		2,355	2,077
4.38%, 03/15/2043		3,853	2,980
4.95%, 01/15/2031		10,430	9,929
Prosus NV
1.99%, 07/13/2033	EUR	4,400	3,072
3.06%, 07/13/2031(1)		$9,400	6,920
Rogers Communications, Inc.
3.70%, 11/15/2049		839	639
3.80%, 03/15/2032(1)		5,667	5,182
4.55%, 03/15/2052(1)		3,382	2,970
SES GLOBAL Americas Holdings, Inc.
5.30%, 03/25/2044(1)		10,000	8,518
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		674	583
5.00%, 08/01/2027(1)		1,385	1,285
5.50%, 07/01/2029(1)		806	734
Sprint Capital Corp.
6.88%, 11/15/2028		3,445	3,623
8.75%, 03/15/2032		1,200	1,444
Sprint Communications, Inc.
6.00%, 11/15/2022		4,570	4,590
Sprint Corp.
7.13%, 06/15/2024		12,500	12,828
7.63%, 02/15/2025		11,900	12,404
7.63%, 03/01/2026		137	144
7.88%, 09/15/2023		30,319	31,253
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		32,141	32,147
5.15%, 03/20/2028(1)		30,177	30,399
TEGNA, Inc.
4.63%, 03/15/2028		111	104
5.00%, 09/15/2029		122	115
Tencent Holdings Ltd.
3.84%, 04/22/2051(1)		16,095	12,483
3.94%, 04/22/2061(1)		15,200	11,553
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	10,909
5.50%, 09/01/2041		11,204	9,780
5.88%, 11/15/2040		6,520	5,975
T-Mobile USA, Inc.
2.05%, 02/15/2028		2,045	1,775
2.25%, 02/15/2026		10,909	9,817
2.25%, 02/15/2026(1)		13,200	11,879
2.25%, 11/15/2031		690	560
2.40%, 03/15/2029(1)		5,015	4,331
2.55%, 02/15/2031		10,666	8,975
2.70%, 03/15/2032(1)		7,589	6,367

3.38%, 04/15/2029(1)		5,800	5,075
3.38%, 04/15/2029		17,959	15,714
3.40%, 10/15/2052(1)		15,166	11,200
3.50%, 04/15/2031(1)		5,500	4,749
3.50%, 04/15/2031		16,939	14,626
3.75%, 04/15/2027		25,105	24,174
3.88%, 04/15/2030		53,396	49,832
4.50%, 04/15/2050		2,613	2,319
Twitter, Inc.
0.00%, 03/15/2026		2,890	2,558
Uber Technologies, Inc.
4.50%, 08/15/2029(1)		7,075	5,819
6.25%, 01/15/2028(1)		7,305	6,756
7.50%, 09/15/2027(1)		1,395	1,351
United Group BV
4.88%, 07/01/2024	EUR	8,500	8,088
Univision Communications, Inc.
5.13%, 02/15/2025(1)		$7,541	7,096
6.63%, 06/01/2027(1)		4,480	4,265
Verizon Communications, Inc.
1.75%, 01/20/2031		25,565	20,534
2.10%, 03/22/2028		4,545	4,037
2.36%, 03/15/2032		13,024	10,799
2.55%, 03/21/2031		49,511	42,332
Virgin Media Secured Finance Plc
4.50%, 08/15/2030(1)		4,031	3,312
5.50%, 05/15/2029(1)		1,670	1,493
Vodafone Group Plc
4.25%, 09/17/2050		1,955	1,633
4.88%, 06/19/2049		6,963	6,376
5.25%, 05/30/2048		14,148	13,460
VTR Comunicaciones SpA
4.38%, 04/15/2029(1)		685	468
5.13%, 01/15/2028(1)		381	275
Walt Disney Co.
3.50%, 05/13/2040		1,011	862
3.60%, 01/13/2051		7,500	6,260
Ziggo Bond Co. BV
6.00%, 01/15/2027(1)		334	296
Ziggo BV
4.88%, 01/15/2030(1)		254	215

Total Communications			1,315,160

Consumer, Cyclical – 2.80%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(1)		83	72
4.00%, 10/15/2030(1)		2,326	1,867
7-Eleven, Inc.
0.80%, 02/10/2024(1)		24,535	23,246
Air Canada
3.88%, 08/15/2026(1)		1,900	1,607
Air Canada 2015-2 Class B Pass-Through Trust
5.00%, 12/15/2023(1)		1,080	1,061
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)		9,723	9,096
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)		1,363	1,345
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(1)		3,000	2,798
3.80%, 01/25/2050(1)		4,513	3,405
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		586	525
American Airlines 2015-2 Class B Pass-Through Trust
4.40%, 09/22/2023		7,053	6,723
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 01/15/2024		322	307
American Airlines 2016-2 Class B Pass-Through Trust
4.38%, 06/15/2024(1)		2,454	2,284
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		2,135	1,891
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		184	161
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025		1,123	999
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/2032		802	709
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		9,450	7,970
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		15,700	13,365
American Airlines, Inc.
5.50%, 04/20/2026(1)		157	144
5.75%, 04/20/2029(1)		3,405	2,907
American Honda Finance Corp.
0.55%, 07/12/2024		47,945	45,029
Aramark Services, Inc.
5.00%, 02/01/2028(1)		628	569

AutoNation, Inc.
4.75%, 06/01/2030		1,030	969
AutoZone, Inc.
3.63%, 04/15/2025		5,645	5,575
4.00%, 04/15/2030		8,465	8,037
Azul Investments LLP
5.88%, 10/26/2024(1)		467	354
7.25%, 06/15/2026(1)		412	282
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)		1,818	1,718
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)		2,582	2,249
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		366	326
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)		333	320
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027(1)		640	531
Caesars Entertainment, Inc.
4.63%, 10/15/2029(1)		2,801	2,178
6.25%, 07/01/2025(1)		5,600	5,397
8.13%, 07/01/2027(1)		1,883	1,819
Carnival Corp.
4.00%, 08/01/2028(1)		12,385	10,156
Carvana Co.
4.88%, 09/01/2029(1)		5,000	2,843
5.50%, 04/15/2027(1)		790	510
10.25%, 05/01/2030(1)		23,700	19,434
Cedar Fair LP
5.25%, 07/15/2029		540	476
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.38%, 04/15/2027		536	508
5.50%, 05/01/2025(1)		370	359
Churchill Downs, Inc.
4.75%, 01/15/2028(1)		318	283
5.50%, 04/01/2027(1)		641	609
Daimler Finance North America LLC
2.45%, 03/02/2031(1)		1,748	1,486
Delta Air Lines, Inc.
7.00%, 05/01/2025(1)		2,526	2,557
Dillard’s, Inc.
7.00%, 12/01/2028		380	403
7.75%, 07/15/2026		135	142
7.75%, 05/15/2027		85	90
Dollar General Corp.
3.50%, 04/03/2030		3,125	2,876
Ferguson Finance Plc
3.25%, 06/02/2030(1)		1,720	1,489
FirstCash, Inc.
5.63%, 01/01/2030(1)		5,000	4,317
Ford Motor Co.
3.25%, 02/12/2032		31,824	23,801
9.00%, 04/22/2025		33	35
Ford Motor Credit Co. LLC
0.32% (3 Month EURIBOR + 0.73%), 11/15/2023(2)(3)	EUR	1,600	1,615
0.35% (3 Month EURIBOR + 0.70%), 12/01/2024(2)(3)		2,000	1,948
1.74%, 07/19/2024		2,200	2,128
2.33%, 11/25/2025		1,400	1,298
2.98%, 08/03/2022		$800	800
3.02%, 03/06/2024	EUR	4,400	4,418
3.25%, 09/15/2025		3,090	2,962
3.35%, 11/01/2022		$5,600	5,559
3.38%, 11/13/2025		1,800	1,621
3.55%, 10/07/2022		4,200	4,179
3.63%, 06/17/2031		2,295	1,779
3.66%, 09/08/2024		3,100	2,931
3.81%, 01/09/2024		950	922
4.25%, 09/20/2022		2,100	2,095
4.39%, 01/08/2026		2,666	2,456
4.54%, 03/06/2025	GBP	1,800	2,049
5.13%, 06/16/2025		$2,300	2,196
5.58%, 03/18/2024		2,487	2,475
General Motors Co.
5.20%, 04/01/2045		28,550	23,980
5.40%, 04/01/2048		1,330	1,157
6.25%, 10/02/2043		65	62
General Motors Financial Co., Inc.
1.05%, 03/08/2024		5,995	5,683
1.20%, 10/15/2024		8,570	7,969
2.90%, 02/26/2025		2,017	1,925
3.10%, 01/12/2032		9,976	8,018
4.00%, 10/06/2026		537	513
4.30%, 07/13/2025		1,151	1,132
4.35%, 04/09/2025		3,984	3,935
5.10%, 01/17/2024		13,185	13,316
Genm Capital Labuan Ltd.
3.88%, 04/19/2031(1)		10,990	8,699

Gol Finance SA
7.00%, 01/31/2025(1)		1,376	858
Hasbro, Inc.
3.55%, 11/19/2026		5,270	5,037
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(1)		6,488	5,154
3.75%, 05/01/2029(1)		18,012	15,277
4.00%, 05/01/2031(1)		15,400	12,797
Hyundai Capital America
1.15%, 11/10/2022(1)		20,000	19,857
1.25%, 09/18/2023(1)		8,802	8,528
1.80%, 10/15/2025(1)		5,395	4,934
2.10%, 09/15/2028(1)		6,385	5,381
InRetail Consumer
3.25%, 03/22/2028(1)		544	451
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		623	539
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		3,156	2,933
JSM Global Sarl
4.75%, 10/20/2030(1)		752	570
KAR Auction Services, Inc.
5.13%, 06/01/2025(1)		508	483
Las Vegas Sands Corp.
3.20%, 08/08/2024		200	189
3.90%, 08/08/2029		1,200	981
Lennar Corp.
4.75%, 11/29/2027		4,275	4,150
4.88%, 12/15/2023		510	513
Lithia Motors, Inc.
3.88%, 06/01/2029(1)		6,480	5,504
Lowe’s Companies, Inc.
1.30%, 04/15/2028		698	590
1.70%, 09/15/2028		9,491	8,080
2.80%, 09/15/2041		6,114	4,440
4.25%, 04/01/2052		200	173
Magallanes, Inc.
3.43%, 03/15/2024(1)		3,448	3,380
3.76%, 03/15/2027(1)		9,740	9,136
4.05%, 03/15/2029(1)		4,505	4,126
4.28%, 03/15/2032(1)		18,200	16,266
5.05%, 03/15/2042(1)		21,535	18,322
5.14%, 03/15/2052(1)		31,733	26,635
Magna International, Inc.
4.15%, 10/01/2025		665	668
Marriott International, Inc.
2.75%, 10/15/2033		2,722	2,141
2.85%, 04/15/2031		7,650	6,344
3.13%, 02/15/2023		1,360	1,356
3.50%, 10/15/2032		6,200	5,348
3.75%, 10/01/2025		1,505	1,473
4.63%, 06/15/2030		11,174	10,712
5.75%, 05/01/2025		1,399	1,451
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	620
Mattamy Group Corp.
5.25%, 12/15/2027(1)		56	46
MDC Holdings, Inc.
3.97%, 08/06/2061		7,835	4,508
6.00%, 01/15/2043		7,970	6,510
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(1)		3,100	1,862
Meritage Homes Corp.
3.88%, 04/15/2029(1)		4,635	3,842
Metalsa S A P I de CV
3.75%, 05/04/2031(6)		720	508
MGM China Holdings Ltd.
5.25%, 06/18/2025(1)		2,100	1,611
5.38%, 05/15/2024(1)		407	347
5.88%, 05/15/2026(1)		1,112	841
MGM Resorts International
4.63%, 09/01/2026		43	38
5.50%, 04/15/2027		72	65
5.75%, 06/15/2025		74	70
Michaels Companies, Inc.
7.88%, 05/01/2029(1)		11,145	7,345
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		9,040	8,885
Mitchells & Butlers Finance Plc
2.28% (3 Month LIBOR USD + 0.45%), 12/15/2030(2)		7,244	6,620
6.01%, 12/15/2028	GBP	282	348
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		$1,420	1,115
5.88%, 02/15/2027(1)		7,150	6,113
Nemak SAB de CV
3.63%, 06/28/2031(6)		710	496
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200	38,099

2.00%, 03/09/2026(1)		14,300	12,372
2.45%, 09/15/2028(1)		4,800	3,870
2.75%, 03/09/2028(1)		14,600	12,206
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,325
4.35%, 09/17/2027(1)		10,500	9,636
4.81%, 09/17/2030(1)		61,431	54,571
Ross Stores, Inc.
1.88%, 04/15/2031		698	552
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		2,075	1,442
9.13%, 06/15/2023(1)		370	366
10.88%, 06/01/2023(1)		5,657	5,676
11.50%, 06/01/2025(1)		3,158	3,245
Sands China Ltd.
3.10%, 03/08/2029(1)		2,000	1,415
3.25%, 08/08/2031(1)		1,900	1,255
3.80%, 01/08/2026		2,000	1,602
4.88%, 06/18/2030		1,000	731
5.13%, 08/08/2025		10,423	8,741
5.40%, 08/08/2028		2,000	1,540
Southwest Airlines Co. 2007-1 Pass-Through Trust
6.65%, 08/01/2022		6	6
Starbucks Corp.
3.00%, 02/14/2032		7,000	6,085
Tapestry, Inc.
3.05%, 03/15/2032		3,325	2,709
Target Corp.
1.95%, 01/15/2027		3,790	3,516
Travel + Leisure Co.
4.50%, 12/01/2029(1)		2,270	1,756
6.00%, 04/01/2027		6,035	5,466
6.60%, 10/01/2025		1,120	1,087
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		534	472
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		4,634	4,246
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		557	524
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,352	1,187
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		846	722
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		18,381	18,059
United Airlines, Inc.
4.63%, 04/15/2029(1)		4,200	3,563
US Airways 2011-1 Class A Pass-Through Trust
7.13%, 10/22/2023		1,059	1,068
US Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025		1,079	982
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(1)		35,590	34,101
1.63%, 11/24/2027(1)		792	677
2.70%, 09/26/2022(1)		6,040	6,031
3.20%, 09/26/2026(1)		1,180	1,116
3.35%, 05/13/2025(1)		1,455	1,406
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027(1)		588	504
5.50%, 03/01/2025(1)		1,166	1,067
Wynn Macau Ltd.
4.88%, 10/01/2024(1)		615	457
5.13%, 12/15/2029(1)		800	496
5.50%, 01/15/2026(1)		2,600	1,797
5.50%, 10/01/2027(1)		2,465	1,596
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029(1)		475	374
7.75%, 04/15/2025(1)		1,800	1,752
Yum! Brands, Inc.
4.75%, 01/15/2030(1)		750	681

Total Consumer, Cyclical			878,743

Consumer, Non-cyclical – 3.82%
AA Bond Co. Ltd.
4.88%, 07/31/2024	GBP	1,000	1,209
AbbVie, Inc.
2.85%, 05/14/2023		$1,000	997
3.20%, 11/21/2029		622	572
4.05%, 11/21/2039		5,273	4,702
4.25%, 11/21/2049		8,786	7,800
4.40%, 11/06/2042		7,147	6,495
4.45%, 05/14/2046		2,355	2,136
4.50%, 05/14/2035		13,745	13,340
4.55%, 03/15/2035		3,300	3,210
4.70%, 05/14/2045		5,020	4,725
4.88%, 11/14/2048		563	540
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(1)		4,985	4,641

Aetna, Inc.
2.80%, 06/15/2023	2,000	1,975
3.50%, 11/15/2024	3,370	3,329
Albertsons Companies, Inc.
4.88%, 02/15/2030(1)	91	78
5.88%, 02/15/2028(1)	490	458
Altria Group, Inc.
3.40%, 02/04/2041	10,070	6,666
Amgen, Inc.
2.80%, 08/15/2041	962	713
3.00%, 02/22/2029	10,120	9,334
4.20%, 02/22/2052	5,571	4,888
4.66%, 06/15/2051	636	595
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	4,164	3,743
4.60%, 04/15/2048	2,000	1,796
4.70%, 02/01/2036	3,200	3,066
4.90%, 02/01/2046	3,250	3,055
Astrazeneca Finance LLC
1.75%, 05/28/2028	1,121	989
Atento Luxco 1 SA
8.00%, 02/10/2026(1)	853	602
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,995	13,856
4.70%, 05/15/2028(1)	232	229
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700	6,923
BAT Capital Corp.
2.73%, 03/25/2031	29,370	23,261
3.56%, 08/15/2027	3,582	3,277
4.39%, 08/15/2037	1,020	809
4.54%, 08/15/2047	10,555	7,739
4.70%, 04/02/2027	7,982	7,797
5.65%, 03/16/2052	11,755	10,144
BAT International Finance Plc
1.67%, 03/25/2026	1,870	1,655
Bausch Health Americas, Inc.
9.25%, 04/01/2026(1)	731	523
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)	615	481
5.00%, 01/30/2028(1)	938	499
5.00%, 02/15/2029(1)	130	68
5.25%, 01/30/2030(1)	375	194
5.25%, 02/15/2031(1)	1,380	706
5.75%, 08/15/2027(1)	230	191
6.25%, 02/15/2029(1)	145	77
7.00%, 01/15/2028(1)	240	137
9.00%, 12/15/2025(1)	761	562
Bayer US Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,273
3.38%, 07/15/2024(1)	5,915	5,808
4.25%, 12/15/2025(1)	5,060	4,994
4.38%, 12/15/2028(1)	5,273	5,134
4.40%, 07/15/2044(1)	6,355	5,099
4.88%, 06/25/2048(1)	11,025	9,910
Bayer US Finance LLC
3.38%, 10/08/2024(1)	5,000	4,879
Becton Dickinson & Co.
1.96%, 02/11/2031	4,664	3,765
3.36%, 06/06/2024	864	855
3.73%, 12/15/2024	1,046	1,041
7.00%, 08/01/2027	361	402
Biogen, Inc.
2.25%, 05/01/2030	2,522	2,067
3.15%, 05/01/2050	1,708	1,171
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	4,000	2,982
Boston Scientific Corp.
2.65%, 06/01/2030	1,000	873
BRF GmbH
4.35%, 09/29/2026(1)	827	744
BRF SA
5.75%, 09/21/2050(1)	538	358
Bristol-Myers Squibb Co.
3.55%, 03/15/2042	956	840
Centene Corp.
2.45%, 07/15/2028	36,123	30,128
2.50%, 03/01/2031	14,580	11,573
2.63%, 08/01/2031	8,395	6,678
3.00%, 10/15/2030	18,729	15,522
3.38%, 02/15/2030	2,527	2,143
4.25%, 12/15/2027	16,150	15,076
4.63%, 12/15/2029	315	294
Charles River Laboratories International, Inc.
4.25%, 05/01/2028(1)	56	50
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(1)	4,700	3,441

5.63%, 03/15/2027(1)		17,473	14,789
8.00%, 03/15/2026(1)		4,312	3,927
Cigna Corp.
3.40%, 03/01/2027		6,858	6,595
3.40%, 03/15/2051		868	668
3.88%, 10/15/2047		1,520	1,253
4.38%, 10/15/2028		24,030	23,845
4.80%, 08/15/2038		2,350	2,286
Clorox Co.
4.60%, 05/01/2032		8,250	8,287
CommonSpirit Health
1.55%, 10/01/2025		3,450	3,182
2.78%, 10/01/2030		7,175	6,201
3.35%, 10/01/2029		3,390	3,129
3.91%, 10/01/2050		2,500	2,007
Constellation Brands, Inc.
4.65%, 11/15/2028		4,330	4,301
4.75%, 05/09/2032		6,400	6,360
CoStar Group, Inc.
2.80%, 07/15/2030(1)		11,000	9,159
CVS Health Corp.
1.30%, 08/21/2027		7,129	6,143
1.88%, 02/28/2031		2,616	2,095
3.25%, 08/15/2029		6,270	5,724
4.30%, 03/25/2028		3,882	3,841
4.75%, 12/01/2022(1)		56	56
5.05%, 03/25/2048		51,933	49,713
5.13%, 07/20/2045		2,250	2,167
CVS Pass-Through Trust
5.77%, 01/10/2033(1)		57	60
5.77%, 01/10/2033		2,097	2,191
6.04%, 12/10/2028		1,061	1,089
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)		4,283	4,106
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)		9,509	9,095
DP World Crescent Ltd.
4.85%, 09/26/2028		1,250	1,247
DP World Salaam
6.00% (5 Year CMT Index + 5.75%), 01/01/2171(2)(6)		734	736
Element Fleet Management Corp.
1.60%, 04/06/2024(1)		2,195	2,090
Elevance Health, Inc.
3.60%, 03/15/2051		1,836	1,490
3.65%, 12/01/2027		2,580	2,511
Embecta Corp.
5.00%, 02/15/2030(1)		2,488	2,089
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028(1)		11,859	919
ERAC USA Finance LLC
3.80%, 11/01/2025(1)		4,605	4,524
Ford Foundation
2.82%, 06/01/2070		880	605
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026(1)		9,545	8,220
2.38%, 02/16/2031(1)		10,000	7,906
Frigorifico Concepcion SA
7.70%, 07/21/2028(1)		564	443
Gartner, Inc.
3.63%, 06/15/2029(1)		970	840
Gilead Sciences, Inc.
2.60%, 10/01/2040		4,746	3,470
2.80%, 10/01/2050		1,697	1,184
4.60%, 09/01/2035		9,201	9,117
5.65%, 12/01/2041		491	524
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023		35,910	34,693
Global Payments, Inc.
1.20%, 03/01/2026		10,422	9,181
2.90%, 05/15/2030		1,148	969
2.90%, 11/15/2031		13,400	10,974
3.20%, 08/15/2029		8,970	7,839
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,269	3,751
5.11%, 03/15/2034		428	530
Grifols Escrow Issuer SA
4.75%, 10/15/2028(1)		$4,345	3,768
Grupo KUO SAB de CV
5.75%, 07/07/2027(1)		344	314
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032(1)		8,305	7,675
HCA, Inc.
2.38%, 07/15/2031		13,750	10,721
3.13%, 03/15/2027(1)		5,000	4,543
3.38%, 03/15/2029(1)		8,475	7,454
3.50%, 09/01/2030		9,977	8,488
3.50%, 07/15/2051		1,036	708

3.63%, 03/15/2032(1)		5,600	4,724
4.13%, 06/15/2029		25,061	22,850
4.50%, 02/15/2027		3,741	3,597
4.63%, 03/15/2052(1)		7,974	6,380
5.00%, 03/15/2024		1,664	1,671
5.25%, 04/15/2025		11,001	11,018
5.25%, 06/15/2049		6,070	5,228
5.38%, 09/01/2026		7,650	7,586
5.50%, 06/15/2047		9,720	8,671
5.88%, 02/15/2026		1,085	1,091
7.58%, 09/15/2025		1,322	1,400
7.69%, 06/15/2025		840	880
Herc Holdings, Inc.
5.50%, 07/15/2027(1)		638	582
Humana, Inc.
2.15%, 02/03/2032		4,550	3,684
3.15%, 12/01/2022		1,302	1,302
3.70%, 03/23/2029		11,540	10,924
3.85%, 10/01/2024		4,014	4,008
3.95%, 03/15/2027		2,112	2,072
4.88%, 04/01/2030		10,643	10,748
Illumina, Inc.
2.55%, 03/23/2031		11,640	9,465
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)		10,790	10,448
3.50%, 07/26/2026(1)		8,675	8,128
4.25%, 07/21/2025(1)		4,170	4,127
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000	5,954
IQVIA, Inc.
5.00%, 05/15/2027(1)		609	576
JBS USA LUX SA
3.00%, 02/02/2029(1)		5,290	4,468
3.75%, 12/01/2031(1)		6,852	5,621
4.38%, 02/02/2052(1)		2,090	1,478
5.50%, 01/15/2030(1)		5,532	5,235
5.75%, 04/01/2033(1)		10,000	9,523
6.50%, 04/15/2029(1)		1,909	1,920
6.50%, 12/01/2052(1)		7,760	7,346
JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500	3,515
Kraft Heinz Foods Co.
3.88%, 05/15/2027		11,351	10,977
4.38%, 06/01/2046		8,255	6,880
4.88%, 10/01/2049		7,855	6,938
5.00%, 06/04/2042		5,436	4,966
Market Bidco Finco Plc
4.75%, 11/04/2027(1)	EUR	16,000	13,280
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,683
Massachusetts Institute of Technology
4.68%, 07/01/2114		45	45
5.60%, 07/01/2111		72	86
Medline Borrower LP
3.88%, 04/01/2029(1)		3,417	2,910
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029(1)		5,100	4,119
Molina Healthcare, Inc.
3.88%, 11/15/2030(1)		4,206	3,595
3.88%, 05/15/2032(1)		6,253	5,244
4.38%, 06/15/2028(1)		10,418	9,306
Moody’s Corp.
3.10%, 11/29/2061		2,730	1,872
3.75%, 02/25/2052		332	271
Movida Europe SA
5.25%, 02/08/2031(6)		443	343
Natura Cosmeticos SA
4.13%, 05/03/2028(1)		5,270	4,339
NBM US Holdings, Inc.
7.00%, 05/14/2026(1)		8,095	8,216
Nestle Holdings, Inc.
0.38%, 01/15/2024(1)		48,380	46,299
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,403
Option Care Health, Inc.
4.38%, 10/31/2029(1)		5,500	4,716
PepsiCo, Inc.
0.40%, 10/07/2023		2,043	1,982
Performance Food Group, Inc.
5.50%, 10/15/2027(1)		557	516
PerkinElmer, Inc.
2.25%, 09/15/2031		2,250	1,778
2.55%, 03/15/2031		11,115	9,119
3.30%, 09/15/2029		698	619
Pilgrim’s Pride Corp.
3.50%, 03/01/2032(1)		16,890	13,195
4.25%, 04/15/2031(1)		2,650	2,211

5.88%, 09/30/2027(1)	530	507
Pomona College
2.89%, 01/01/2051	3,570	2,776
Post Holdings, Inc.
4.50%, 09/15/2031(1)	4,647	3,801
4.63%, 04/15/2030(1)	10,565	8,914
5.50%, 12/15/2029(1)	407	364
5.63%, 01/15/2028(1)	512	486
RELX Capital, Inc.
4.00%, 03/18/2029	8,030	7,779
4.75%, 05/20/2032	435	442
Reynolds American, Inc.
4.45%, 06/12/2025	1,408	1,400
5.70%, 08/15/2035	6,650	6,307
5.85%, 08/15/2045	9,235	7,749
Rockefeller Foundation
2.49%, 10/01/2050	6,700	4,871
S&P Global, Inc.
1.25%, 08/15/2030	2,597	2,056
4.25%, 05/01/2029(1)	2,585	2,556
4.75%, 08/01/2028(1)	11,982	12,174
Select Medical Corp.
6.25%, 08/15/2026(1)	298	278
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	5,697	5,633
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)	10,000	7,896
3.00%, 10/15/2030(1)	925	767
4.25%, 02/01/2027(1)	1,290	1,242
Spectrum Brands, Inc.
5.50%, 07/15/2030(1)	3,217	2,895
Sutter Health
3.16%, 08/15/2040	4,700	3,692
3.36%, 08/15/2050	11,400	8,746
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	7,244	6,059
Tenet Healthcare Corp.
4.38%, 01/15/2030(1)	1,295	1,096
4.88%, 01/01/2026(1)	1,126	1,036
5.13%, 11/01/2027(1)	170	153
6.13%, 06/15/2030(1)	2,058	1,899
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	10,685	8,762
4.10%, 10/01/2046	7,075	4,406
4.75%, 05/09/2027	6,755	5,770
5.13%, 05/09/2029	4,885	4,024
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/2027(1)	912	867
Unilever Capital Corp.
2.60%, 05/05/2024	28,544	28,138
UnitedHealth Group, Inc.
2.00%, 05/15/2030	649	556
2.90%, 05/15/2050	10,669	7,990
3.88%, 12/15/2028	1,070	1,064
4.75%, 05/15/2052	9,605	9,600
Universal Health Services, Inc.
1.65%, 09/01/2026(1)	8,275	7,177
US Renal Care, Inc.
10.63%, 07/15/2027(1)	558	197
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835	3,695

Total Consumer, Non-cyclical		1,197,622

Energy – 2.18%
Aker BP ASA
2.88%, 01/15/2026(1)	1,685	1,593
3.00%, 01/15/2025(1)	1,645	1,589
3.75%, 01/15/2030(1)	15,485	13,872
4.00%, 01/15/2031(1)	14,110	12,674
Boardwalk Pipelines LP
3.40%, 02/15/2031	5,979	5,098
4.95%, 12/15/2024	834	840
BP Capital Markets America, Inc.
3.00%, 03/17/2052	5,961	4,294
Buckeye Partners LP
3.95%, 12/01/2026	67	59
Cameron LNG LLC
2.90%, 07/15/2031(1)	811	714
3.30%, 01/15/2035(1)	6,312	5,401
3.40%, 01/15/2038(1)	1,059	900
3.70%, 01/15/2039(1)	1,330	1,122
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345	1,422
Cenovus Energy, Inc.
6.75%, 11/15/2039	743	792
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	3,174	2,505
3.70%, 11/15/2029	14,912	13,640

5.13%, 06/30/2027		12,186	12,231
5.88%, 03/31/2025		12,738	13,042
7.00%, 06/30/2024		5,812	6,022
Citgo Holding, Inc.
9.25%, 08/01/2024(1)		517	500
Continental Resources, Inc.
2.88%, 04/01/2032(1)		10,920	8,528
5.75%, 01/15/2031(1)		26,930	26,040
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027(1)		561	443
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(1)		285	268
DCP Midstream Operating LP
3.25%, 02/15/2032		15,045	11,801
5.13%, 05/15/2029		3,380	3,042
Devon Energy Corp.
4.50%, 01/15/2030		3,414	3,225
4.75%, 05/15/2042		2,005	1,818
5.88%, 06/15/2028		135	138
8.25%, 08/01/2023		588	611
Diamondback Energy, Inc.
3.13%, 03/24/2031		5,946	5,179
3.25%, 12/01/2026		9,889	9,648
3.50%, 12/01/2029		19,906	18,233
4.25%, 03/15/2052		1,798	1,491
4.40%, 03/24/2051		3,125	2,661
Ecopetrol SA
6.88%, 04/29/2030		2,155	1,905
EIG Pearl Holdings Sarl
4.39%, 11/30/2046(1)		2,723	2,152
Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)		4,950	4,189
5.88%, 03/30/2031(1)		6,495	5,277
Energy Transfer LP
2.90%, 05/15/2025		6,950	6,606
3.60%, 02/01/2023		3,218	3,209
3.90%, 05/15/2024		2,971	2,948
4.00%, 10/01/2027		6,885	6,516
4.05%, 03/15/2025		140	138
4.20%, 09/15/2023		530	531
4.40%, 03/15/2027		1,460	1,414
4.50%, 04/15/2024		985	985
4.75%, 01/15/2026		4,720	4,702
4.95%, 06/15/2028		5,882	5,796
5.00%, 05/15/2050		9,361	7,966
5.15%, 03/15/2045		2,700	2,309
5.25%, 04/15/2029		728	721
5.30%, 04/01/2044		600	520
5.35%, 05/15/2045		2,250	1,959
5.40%, 10/01/2047		22,797	20,001
5.50%, 06/01/2027		1,750	1,776
5.88%, 01/15/2024		1,074	1,095
6.00%, 06/15/2048		3,990	3,748
6.25%, 04/15/2049		7,520	7,289
Energy Transfer LP / Regency Energy Finance Corp.
4.50%, 11/01/2023		9,442	9,489
ENI SpA
4.75%, 09/12/2028(1)		4,075	4,066
Enterprise Products Operating LLC
2.80%, 01/31/2030		10,752	9,413
3.20%, 02/15/2052		42	30
3.30%, 02/15/2053		38	28
EQT Corp.
3.13%, 05/15/2026(1)		1,540	1,442
3.63%, 05/15/2031(1)		8,355	7,219
3.90%, 10/01/2027		14,950	13,912
5.00%, 01/15/2029		3,110	3,011
7.50%, 02/01/2030		1,175	1,261
Frontera Energy Corp.
7.88%, 06/21/2028(1)		647	525
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		2,028	1,723
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022		3,000	2,430
4.95%, 03/23/2027		20,900	6,061
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	4,716
2.95%, 01/27/2029(1)		$28,600	7,865
3.00%, 06/29/2027		10,000	2,700
Geopark Ltd.
5.50%, 01/17/2027(1)		253	212
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)		1,171	1,141
2.60%, 10/15/2025(1)		1,575	1,471
3.45%, 10/15/2027(1)		2,061	1,884
Greenko Dutch BV
3.85%, 03/29/2026(1)		7,566	6,412

Helmerich & Payne, Inc.
2.90%, 09/29/2031		1,000	857
Hess Corp.
4.30%, 04/01/2027		4,305	4,196
5.60%, 02/15/2041		4,660	4,540
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	252
5.38%, 04/24/2030		2,346	2,067
KazTransGas JSC
4.38%, 09/26/2027		600	530
Kinder Morgan, Inc.
3.60%, 02/15/2051		1,184	872
4.30%, 06/01/2025		14,500	14,425
5.55%, 06/01/2045		960	904
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		8,515	7,993
Lundin Energy Finance BV
2.00%, 07/15/2026(1)		7,715	6,891
3.10%, 07/15/2031(1)		5,635	4,662
Matador Resources Co.
5.88%, 09/15/2026		117	112
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)		1,020	811
MPLX LP
4.25%, 12/01/2027		5,655	5,457
NGPL PipeCo LLC
4.88%, 08/15/2027(1)		4,268	4,222
Noble Finance Co.
11.00%, 02/15/2028(1)(7)		25	27
11.00%, 02/15/2028(7)		35	38
Occidental Petroleum Corp.
0.00%, 10/10/2036		5,454	2,702
5.55%, 03/15/2026		2,820	2,800
8.00%, 07/15/2025		2,130	2,242
8.50%, 07/15/2027		1,705	1,876
8.88%, 07/15/2030		2,618	3,006
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		7	6
Oil & Gas Holding Co. BSCC
7.63%, 11/07/2024(6)		602	618
OQ SAOC
5.13%, 05/06/2028(1)		348	328
Ovintiv, Inc.
6.50%, 08/15/2034		11,993	12,517
7.38%, 11/01/2031		1,182	1,299
Pertamina Persero PT
3.10%, 08/27/2030(1)		4,663	4,060
Petrobras Global Finance BV
6.25%, 12/14/2026	GBP	4,359	5,134
Petroleos de Venezuela SA
5.38%, 04/12/2027(10)		$2,052	115
5.50%, 04/12/2037(10)		2,500	140
6.00%, 05/16/2024(10)		2,312	136
6.00%, 11/15/2026(10)		4,600	258
9.00%, 11/17/2022(10)		200	12
9.75%, 05/17/2035(10)		830	48
Petroleos Mexicanos
5.50%, 06/27/2044		787	450
5.95%, 01/28/2031		4,020	2,940
6.70%, 02/16/2032		38,267	29,179
6.75%, 09/21/2047		14,742	9,103
6.95%, 01/28/2060		3,895	2,397
7.69%, 01/23/2050		7,512	5,107
8.75%, 06/02/2029(1)		2,569	2,325
Petronas Capital Ltd.
2.48%, 01/28/2032(1)		1,700	1,447
3.50%, 04/21/2030(1)		3,900	3,664
Plains All American Pipeline LP
3.55%, 12/15/2029		800	705
4.90%, 02/15/2045		390	314
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030		4,120	3,642
4.30%, 01/31/2043		4,600	3,466
Puma International Financing SA
5.00%, 01/24/2026(6)		572	500
5.13%, 10/06/2024(1)		531	486
Qatar Energy
2.25%, 07/12/2031		2,700	2,305
Reliance Industries Ltd.
4.13%, 01/28/2025		250	250
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		162	167
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		177	187
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)		448	464

Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)	5,700	4,873
6.88%, 04/15/2040(1)	3,535	2,925
Ruby Pipeline LLC
8.00%, 04/01/2023(1)(10)	2,879	2,447
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	9,450	9,056
5.00%, 03/15/2027	6,115	6,130
5.63%, 03/01/2025	23,856	24,331
5.75%, 05/15/2024	7,532	7,681
5.88%, 06/30/2026	6,040	6,241
Santos Finance Ltd.
3.65%, 04/29/2031(1)	10,000	8,482
Saudi Arabian Oil Co.
1.63%, 11/24/2025	2,200	2,031
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,584	1,554
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	883
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,581
Sunoco LP / Sunoco Finance Corp.
4.50%, 04/30/2030(1)	693	559
Targa Resources Corp.
4.95%, 04/15/2052	1,551	1,329
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	2,085	1,901
5.00%, 01/15/2028	665	633
5.50%, 03/01/2030	2,105	2,009
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,348
Texas Eastern Transmission LP
2.80%, 10/15/2022(1)	6,320	6,318
3.50%, 01/15/2028(1)	2,263	2,134
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	437	377
5.75%, 09/30/2039(1)	3,367	3,055
TransCanada PipeLines Ltd.
4.10%, 04/15/2030	671	641
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	1,610	1,446
4.00%, 03/15/2028	5,410	5,242
4.60%, 03/15/2048	2,646	2,398
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	2,540	2,245
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(1)	942	898
Transocean Poseidon Ltd.
6.88%, 02/01/2027(1)	3,544	3,118
Transocean Proteus Ltd.
6.25%, 12/01/2024(1)	4,719	4,401
Transocean, Inc.
7.25%, 11/01/2025(1)	100	74
8.00%, 02/01/2027(1)	70	47
Valero Energy Partners LP
4.50%, 03/15/2028	5,370	5,293
Venture Global Calcasieu Pass LLC
4.13%, 08/15/2031(1)	1,000	855
Western Midstream Operating LP
4.55%, 02/01/2030	1,775	1,535
5.30%, 03/01/2048	5,089	4,102
5.45%, 04/01/2044	1,256	1,044
5.50%, 08/15/2048	940	766
5.75%, 02/01/2050	2,350	1,887
Williams Companies, Inc.
2.60%, 03/15/2031	9,367	7,840
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	1,614	1,586
3.70%, 03/15/2028(1)	626	584
YPF SA
7.00%, 12/15/2047(1)	750	368

Total Energy		683,698

Financials – 12.69%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	4,983	4,339
3.00%, 10/29/2028	39,661	33,407
3.30%, 01/30/2032	8,105	6,488
3.50%, 01/15/2025	958	915
3.65%, 07/21/2027	200	182
3.88%, 01/23/2028	10,445	9,428
4.88%, 01/16/2024	1,828	1,818
6.50%, 07/15/2025	250	256
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	2,400	2,354
Air Lease Corp.
3.00%, 02/01/2030	4,635	3,782
3.13%, 12/01/2030	14,900	12,178
3.25%, 10/01/2029	1,250	1,053

3.38%, 07/01/2025		5,360	5,047
3.88%, 07/03/2023		4,000	3,965
4.63%, 10/01/2028		30	28
Aircastle Ltd.
4.13%, 05/01/2024		5,440	5,286
5.00%, 04/01/2023		5,090	5,084
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034		269	224
3.95%, 01/15/2027		1,107	1,090
3.95%, 01/15/2028		1,192	1,154
4.70%, 07/01/2030		1,139	1,125
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025		2,325	2,293
Ally Financial, Inc.
2.20%, 11/02/2028		4,235	3,449
3.88%, 05/21/2024		15	15
4.63%, 03/30/2025		16,915	16,801
5.13%, 09/30/2024		400	404
5.75%, 11/20/2025		9,925	9,778
5.80%, 05/01/2025		9,805	10,014
8.00%, 11/01/2031		5	5
8.00%, 11/01/2031		13,313	14,800
American Assets Trust LP
3.38%, 02/01/2031		10,870	9,301
American Campus Communities Operating Partnership LP
2.25%, 01/15/2029		5,405	5,005
2.85%, 02/01/2030		8,335	7,911
3.30%, 07/15/2026		3,525	3,445
3.63%, 11/15/2027		274	269
3.75%, 04/15/2023		2,000	2,002
4.13%, 07/01/2024		2,750	2,765
American Express Co.
2.55%, 03/04/2027		11,545	10,757
American Homes 4 Rent LP
2.38%, 07/15/2031		1,690	1,348
American International Group, Inc.
4.75%, 04/01/2048		1,226	1,147
American Tower Corp.
2.10%, 06/15/2030		604	484
2.30%, 09/15/2031		7,761	6,147
3.38%, 05/15/2024		1,552	1,529
3.65%, 03/15/2027		1,640	1,557
3.80%, 08/15/2029		10,244	9,403
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)		5,500	4,627
Antares Holdings LP
2.75%, 01/15/2027(1)		8,970	7,163
3.75%, 07/15/2027(1)		20,265	17,038
Aon Corp.
2.80%, 05/15/2030		6,747	5,898
Aon Corp. / Aon Global Holdings Plc
2.60%, 12/02/2031		6,275	5,261
3.90%, 02/28/2052		1,262	1,032
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/2026(1)		875	797
Arabian Centres Sukuk Ltd.
5.38%, 11/26/2024(6)		456	432
Ares Capital Corp.
2.88%, 06/15/2028		8,315	6,587
3.20%, 11/15/2031		18,865	13,707
Arthur J Gallagher & Co.
3.05%, 03/09/2052		1,995	1,384
ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)		986	922
Athene Global Funding
1.61%, 06/29/2026(1)		9,100	7,940
1.72%, 01/07/2025(1)		27,575	25,731
1.99%, 08/19/2028(1)		12,230	10,154
1.99% (SOFR + 0.70%), 05/24/2024(1)(2)		10,525	10,219
2.55%, 11/19/2030(1)		3,300	2,668
2.72%, 01/07/2029(1)		3,800	3,227
3.21%, 03/08/2027(1)		5,070	4,611
Athene Holding Ltd.
3.50%, 01/15/2031		1,835	1,553
4.13%, 01/12/2028		11,630	10,936
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500	518
Aviation Capital Group LLC
1.95%, 01/30/2026(1)		$2,130	1,853
4.88%, 10/01/2025(1)		2,789	2,703
5.50%, 12/15/2024(1)		3,900	3,866
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)		37,187	30,313
2.75%, 02/21/2028(1)		6,105	4,979
2.88%, 02/15/2025(1)		3,919	3,605
3.95%, 07/01/2024(1)		2,449	2,345
4.25%, 04/15/2026(1)		515	477

4.38%, 05/01/2026(1)		886	821
5.50%, 01/15/2026(1)		1,069	1,037
Banco Bilbao Vizcaya Argentaria SA
5.88% (5 Year Swap Rate EUR + 5.66%), 12/24/2170(2)	EUR	400	402
Banco Davivienda SA
6.65% (10 Year CMT Index + 5.10%), 10/22/2170(1)(2)		$233	186
Banco Mercantil del Norte SA
5.88% (5 Year CMT Index + 4.64%), 01/24/2171(1)(2)		1,095	906
6.63% (10 Year CMT Index + 5.03%), 01/24/2171(1)(2)		995	813
Banco Mercantil del Norte SA/Grand Cayman
5.88% (5 Year CMT Index + 4.64%), 01/24/2171(2)(6)		856	708
6.63% (10 Year CMT Index + 5.03%), 01/24/2171(2)(6)		856	699
6.75% (5 Year CMT Index + 4.97%), 09/27/2170(2)(6)		856	806
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)		5,395	5,413
Banco Santander SA
0.70% (1 Year CMT Index + 0.45%), 06/30/2024(2)		35,800	34,486
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)		2,800	2,430
2.75%, 12/03/2030		3,200	2,542
3.49%, 05/28/2030		2,000	1,769
5.18%, 11/19/2025		2,400	2,399
Banco Votorantim SA
4.00%, 09/24/2022(1)		399	398
Bank of America Corp.
0.52% (SOFR + 0.41%), 06/14/2024(2)		1,849	1,782
1.32% (SOFR + 1.15%), 06/19/2026(2)		470	427
1.66% (SOFR + 0.91%), 03/11/2027(2)		50,030	44,838
1.73% (SOFR + 0.96%), 07/22/2027(2)		45,622	40,553
1.90% (SOFR + 1.53%), 07/23/2031(2)		11,605	9,275
1.92% (SOFR + 1.37%), 10/24/2031(2)		14,935	11,930
2.09% (SOFR + 1.06%), 06/14/2029(2)		19,260	16,494
2.30% (SOFR + 1.22%), 07/21/2032(2)		12,480	10,085
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(2)		5,377	5,122
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)		25,075	21,191
2.55% (SOFR + 1.05%), 02/04/2028(2)		4,252	3,867
2.57% (SOFR + 1.21%), 10/20/2032(2)		8,673	7,154
2.59% (SOFR + 2.15%), 04/29/2031(2)		29,325	24,872
2.69% (SOFR + 1.32%), 04/22/2032(2)		3,110	2,611
2.97% (SOFR + 1.33%), 02/04/2033(2)		14,208	12,104
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)		13,175	13,132
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(2)		5,300	4,936
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)		2,135	2,017
4.18%, 11/25/2027		16,659	16,190
4.25%, 10/22/2026		13,040	12,856
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)		17,970	17,266
4.38% (SOFR + 1.58%), 04/27/2028(2)		6,449	6,349
4.45%, 03/03/2026		855	851
4.57% (SOFR + 1.83%), 04/27/2033(2)		10,670	10,384
Barclays Bank Plc
7.63%, 11/21/2022		5,611	5,666
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)		25,615	22,708
2.85% (SOFR + 2.71%), 05/07/2026(2)		1,840	1,738
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(2)		15,000	12,057
3.33% (1 Year CMT Index + 1.30%), 11/24/2042(2)		15,000	11,148
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)		45,920	37,859
3.81% (1 Year CMT Index + 1.70%), 03/10/2042(2)		920	697
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)		8,495	8,357
4.38%, 01/12/2026		2,670	2,643
4.38% (5 Year CMT Index + 3.41%), 12/15/2170(2)		10,985	8,424
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)		3,700	3,636
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)		1,570	1,482
5.88% (5 Year Sterling Overnight Index Average Mid-Swap + 5.19%), 12/15/2170(2)	GBP	2,400	2,697
6.13% (5 Year CMT Index + 5.87%), 12/15/2170(2)		$4,700	4,364
6.38% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 03/15/2171(2)	GBP	4,100	4,592
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2170(2)		3,200	3,735
7.25% (5 Year Sterling Overnight Index Average Mid-Swap + 6.74%), 06/15/2171(2)		18,283	21,866
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2170(2)		$5,150	5,060
7.88% (5 Year Sterling Overnight Index Average Mid-Swap + 6.10%), 12/15/2170(2)	GBP	1,600	1,938
Barings BDC, Inc.
3.30%, 11/23/2026(1)		$8,585	7,447
BBVA Bancomer SA
1.88%, 09/18/2025(1)		6,755	6,123
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052		16,214	13,880
Blackstone Secured Lending Fund
2.13%, 02/15/2027		21,770	18,205
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)		7,507	6,632
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)		17,105	15,075
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)		1,585	1,326
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)		17,941	16,138
BOC Aviation Ltd.
2.75%, 09/18/2022(1)		300	300
Boston Properties LP
3.25%, 01/30/2031		757	649

Brixmor Operating Partnership LP
2.25%, 04/01/2028	925	793
3.65%, 06/15/2024	2,825	2,784
3.85%, 02/01/2025	1,035	1,018
3.90%, 03/15/2027	3,304	3,160
4.05%, 07/01/2030	2,337	2,109
4.13%, 06/15/2026	1,967	1,920
4.13%, 05/15/2029	4,934	4,596
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,700	3,017
Brookfield Finance I UK Plc
2.34%, 01/30/2032	14,500	11,653
Brookfield Finance, Inc.
2.72%, 04/15/2031	2,900	2,451
Capital One Financial Corp.
3.27% (SOFR + 1.79%), 03/01/2030(2)	19,011	16,824
3.65%, 05/11/2027	1,125	1,072
5.27% (SOFR + 2.37%), 05/10/2033(2)	1,065	1,046
CBRE Services, Inc.
2.50%, 04/01/2031	4,900	3,986
4.88%, 03/01/2026	445	449
CDBL Funding 2
3.00%, 08/01/2022	1,700	1,699
Charles Schwab Corp.
2.00%, 03/20/2028	728	650
2.90%, 03/03/2032	14,665	12,910
4.00% (10 Year CMT Index + 3.08%), 03/01/2171(2)	6,883	5,298
4.00% (5 Year CMT Index + 3.17%), 06/01/2171(2)	13,200	11,189
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026	300	168
6.00%, 07/16/2025	1,755	1,045
6.45%, 11/07/2024	660	420
Citigroup, Inc.
0.78% (SOFR + 0.69%), 10/30/2024(2)	2,205	2,102
1.28% (SOFR + 0.53%), 11/03/2025(2)	1,315	1,221
1.46% (SOFR + 0.77%), 06/09/2027(2)	18,288	16,168
1.68% (SOFR + 1.67%), 05/15/2024(2)	1,210	1,186
2.01% (SOFR + 0.69%), 01/25/2026(2)	59,090	55,356
2.56% (SOFR + 1.17%), 05/01/2032(2)	11,800	9,716
2.57% (SOFR + 2.11%), 06/03/2031(2)	5,160	4,337
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)	1,290	1,289
3.06% (SOFR + 1.35%), 01/25/2033(2)	23,476	19,900
3.07% (SOFR + 1.28%), 02/24/2028(2)	14,433	13,389
3.11% (SOFR + 2.84%), 04/08/2026(2)	3,865	3,710
3.29% (SOFR + 1.53%), 03/17/2026(2)	11,787	11,396
3.35% (3 Month LIBOR USD + 0.90%), 04/24/2025(2)	800	784
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)	938	876
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)	771	728
3.79% (SOFR + 1.94%), 03/17/2033(2)	7,740	6,974
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)	850	817
4.00% (5 Year CMT Index + 3.60%), 03/10/2171(2)	2,172	1,879
4.13%, 07/25/2028	1,675	1,607
4.41% (SOFR + 3.91%), 03/31/2031(2)	18,395	17,568
4.91% (SOFR + 2.09%), 05/24/2033(2)	1,010	997
CNO Financial Group, Inc.
5.25%, 05/30/2025	1,718	1,745
5.25%, 05/30/2029	3,840	3,723
Corebridge Financial, Inc.
3.65%, 04/05/2027(1)	10,000	9,400
3.85%, 04/05/2029(1)	4,600	4,251
Corporate Office Properties LP
2.75%, 04/15/2031	1,555	1,257
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026	500	231
3.30%, 01/12/2031	4,895	2,000
3.88%, 10/22/2030	300	125
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)	21,168	19,336
4.38%, 03/17/2025(1)	1,717	1,688
Credit Suisse AG
3.70%, 02/21/2025	9,610	9,383
Credit Suisse Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)	22,465	19,309
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)	12,335	11,180
3.00% (3 Month LIBOR USD + 1.20%), 12/14/2023(1)(2)	3,967	3,941
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)	25,710	20,460
3.63%, 09/09/2024	10,950	10,752
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)	10,164	8,994
4.28%, 01/09/2028(1)	4,305	4,019
5.25% (5 Year CMT Index + 4.89%), 02/11/2171(1)(2)	1,100	850
6.50%, 08/08/2023(1)	1,400	1,400
7.13% (5 Year Swap Rate USD + 5.11%), 07/29/2170(2)	1,800	1,794
7.25% (5 Year 1100 Run ICE Swap Rate USD + 4.33%), 03/12/2171(1)(2)	1,100	956
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2171(1)(2)	2,900	2,675
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2171(2)	1,400	1,332
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2171(1)(2)	1,800	1,713
Crown Castle International Corp.
2.10%, 04/01/2031	4,659	3,706

2.50%, 07/15/2031		1,525	1,248
2.90%, 03/15/2027		1,596	1,472
3.15%, 07/15/2023		663	656
3.30%, 07/01/2030		1,085	957
3.65%, 09/01/2027		7,580	7,179
3.80%, 02/15/2028		12,642	11,927
4.30%, 02/15/2029		11,875	11,401
4.45%, 02/15/2026		7,275	7,200
CTP NV
1.25%, 06/21/2029	EUR	300	219
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		$7,177	6,839
5.38%, 01/12/2024(1)		15,221	15,356
Deutsche Bank AG
0.96%, 11/08/2023		20,885	20,009
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(3)	EUR	2,500	2,156
2.13% (SOFR + 1.87%), 11/24/2026(2)(6)		$5,400	4,795
2.22% (SOFR + 2.16%), 09/18/2024(2)		4,895	4,719
3.04% (SOFR + 1.72%), 05/28/2032(2)(6)		3,300	2,611
3.55% (SOFR + 3.04%), 09/18/2031(2)		16,820	14,080
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	4,007
3.96% (SOFR + 2.58%), 11/26/2025(2)		19,469	18,808
5.63% (5 Year Swap Rate EUR + 6.00%), 05/19/2031(2)(3)	EUR	1,800	1,882
Discover Bank
2.45%, 09/12/2024		$1,310	1,260
4.65%, 09/13/2028		1,896	1,825
Discover Financial Services
3.95%, 11/06/2024		6,058	5,969
4.10%, 02/09/2027		6,742	6,466
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		15,430	13,388
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust
5.13%, 11/30/2022(1)		518	511
Duke Realty LP
1.75%, 02/01/2031		704	572
2.25%, 01/15/2032		2,973	2,476
Emirates NBD Bank PJSC
6.13% (6 Year CMT Index USD + 3.66%), 09/20/2170(2)(6)		732	731
EPR Properties
4.75%, 12/15/2026		140	132
4.95%, 04/15/2028		414	381
Equinix, Inc.
1.00%, 09/15/2025		6,058	5,427
2.15%, 07/15/2030		17,645	14,275
2.50%, 05/15/2031		3,177	2,574
3.20%, 11/18/2029		15,829	14,061
3.90%, 04/15/2032		4,185	3,785
Equitable Financial Life Global Funding
1.80%, 03/08/2028(1)		13,720	11,893
Equitable Holdings, Inc.
4.35%, 04/20/2028		707	682
Essential Properties LP
2.95%, 07/15/2031		2,800	2,194
Essex Portfolio LP
4.00%, 03/01/2029		793	757
Extra Space Storage LP
2.35%, 03/15/2032		3,190	2,529
Fairfax Financial Holdings Ltd.
4.63%, 04/29/2030		3,763	3,613
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		3,860	4,080
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		8,000	7,884
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000	2,704
8.63%, 05/01/2024(1)		4,480	4,775
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)		2,360	2,401
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840	5,444
3.40%, 06/15/2030		5,874	5,139
4.50%, 08/15/2028		15,455	14,899
Fifth Third Bancorp
2.55%, 05/05/2027		1,020	935
First American Financial Corp.
2.40%, 08/15/2031		6,800	5,243
First-Citizens Bank & Trust Co.
2.97% (3 Month Term SOFR + 1.72%), 09/27/2025(2)		1,700	1,638
FS KKR Capital Corp.
3.13%, 10/12/2028		7,820	6,237
Global Atlantic Finance Co.
4.40%, 10/15/2029(1)		2,987	2,706
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(2)		750	703
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032		16,633	13,331
3.35%, 09/01/2024		11,589	11,075

4.00%, 01/15/2030		9,751	8,539
5.25%, 06/01/2025		2,271	2,227
5.30%, 01/15/2029		5,325	5,086
5.38%, 11/01/2023		6,254	6,264
5.38%, 04/15/2026		9,110	8,915
5.75%, 06/01/2028		4,034	3,940
Goldman Sachs Group, Inc.
0.63% (SOFR + 0.54%), 11/17/2023(2)		21,965	21,690
0.66% (SOFR + 0.51%), 09/10/2024(2)		687	657
0.67% (SOFR + 0.57%), 03/08/2024(2)		5,000	4,885
0.93% (SOFR + 0.49%), 10/21/2024(2)		20,322	19,433
1.22%, 12/06/2023		20,000	19,268
1.43% (SOFR + 0.80%), 03/09/2027(2)		38,960	34,535
1.54% (SOFR + 0.82%), 09/10/2027(2)		18,755	16,463
1.76% (SOFR + 0.73%), 01/24/2025(2)		37,627	36,171
1.95% (SOFR + 0.91%), 10/21/2027(2)		18,550	16,418
1.99% (SOFR + 1.09%), 01/27/2032(2)		2,820	2,228
2.38% (SOFR + 1.25%), 07/21/2032(2)		22,065	17,843
2.60%, 02/07/2030		3,345	2,853
2.62% (SOFR + 1.28%), 04/22/2032(2)		2,659	2,208
2.64% (SOFR + 1.11%), 02/24/2028(2)		6,769	6,143
2.65% (SOFR + 1.26%), 10/21/2032(2)		9,465	7,800
3.10% (SOFR + 1.41%), 02/24/2033(2)		8,746	7,470
3.20%, 02/23/2023		10,030	10,033
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)		6,686	6,496
3.50%, 04/01/2025		31,382	30,762
3.50%, 11/16/2026		1,895	1,818
3.62% (SOFR + 1.85%), 03/15/2028(2)		9,738	9,216
Grupo Aval Ltd.
4.38%, 02/04/2030(1)		1,627	1,212
4.75%, 09/26/2022(6)		291	290
Healthcare Realty Trust, Inc.
3.63%, 01/15/2028		1,095	1,022
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031		8,500	6,589
3.10%, 02/15/2030		3,411	2,939
3.50%, 08/01/2026		2,000	1,903
3.75%, 07/01/2027		245	233
Healthpeak Properties, Inc.
2.88%, 01/15/2031		1,980	1,708
3.40%, 02/01/2025		160	157
3.50%, 07/15/2029		685	631
Highwoods Realty LP
4.13%, 03/15/2028		1,569	1,500
Host Hotels & Resorts LP
2.90%, 12/15/2031		1,000	794
Howard Hughes Corp.
4.13%, 02/01/2029(1)		2,635	2,032
5.38%, 08/01/2028(1)		2,805	2,349
HSBC Holdings Plc
0.98% (SOFR + 0.71%), 05/24/2025(2)		6,440	6,005
1.59% (SOFR + 1.29%), 05/24/2027(2)		10,490	9,212
1.65% (SOFR + 1.54%), 04/18/2026(2)		2,782	2,549
2.01% (SOFR + 1.73%), 09/22/2028(2)		19,960	17,073
2.10% (SOFR + 1.93%), 06/04/2026(2)		6,954	6,423
2.21% (SOFR + 1.29%), 08/17/2029(2)		16,275	13,670
2.25% (SOFR + 1.10%), 11/22/2027(2)		7,382	6,577
2.36% (SOFR + 1.95%), 08/18/2031(2)		2,300	1,864
2.63% (SOFR + 1.40%), 11/07/2025(2)		2,390	2,279
2.80% (SOFR + 1.19%), 05/24/2032(2)		7,935	6,516
2.85% (SOFR + 2.39%), 06/04/2031(2)		34,320	28,998
2.87% (SOFR + 1.41%), 11/22/2032(2)		43,030	35,212
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)		13,200	12,125
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)		1,900	1,856
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(2)		3,200	3,085
4.76% (SOFR + 2.11%), 06/09/2028(2)		6,075	5,906
4.95%, 03/31/2030		9,900	9,781
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2171(2)	GBP	5,600	6,186
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2171(2)	EUR	600	621
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2170(2)		$3,420	3,097
Huarong Finance 2017 Co. Ltd.
4.95%, 11/07/2047		400	280
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/2030		200	150
3.88%, 11/13/2029		200	159
4.50%, 05/29/2029		200	166
Hudson Pacific Properties LP
3.95%, 11/01/2027		10,372	9,873
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029		3,355	2,711
IMMOFINANZ AG
2.63%, 01/27/2023	EUR	4,200	4,385
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		$27,050	21,127
2.10%, 06/15/2030		5,379	4,498
3.00%, 09/15/2060		9,500	6,401
3.65%, 05/23/2025		12,000	11,911

4.00%, 09/15/2027		6,000	5,903
4.35%, 06/15/2029		1,243	1,226
5.20%, 06/15/2062		3,000	2,991
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028		2,487	2,092
4.15%, 04/15/2032		10,666	9,684
Jefferies Group LLC
6.25%, 01/15/2036		1,430	1,438
6.45%, 06/08/2027		3,660	3,913
6.50%, 01/20/2043		1,125	1,112
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180	6,450
4.85%, 01/15/2027		1,500	1,501
JP Morgan Chase & Co.
0.77% (SOFR + 0.49%), 08/09/2025(2)		2,535	2,351
0.97% (3 Month Term SOFR + 0.58%), 06/23/2025(2)		31,140	29,110
1.47% (SOFR + 0.77%), 09/22/2027(2)		8,340	7,315
1.58% (SOFR + 0.89%), 04/22/2027(2)		33,028	29,392
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)		6,670	5,274
1.95% (SOFR + 1.07%), 02/04/2032(2)		15,000	11,989
2.01% (3 Month Term SOFR + 1.59%), 03/13/2026(2)		8,481	7,942
2.08% (SOFR + 1.85%), 04/22/2026(2)		8,375	7,831
2.18% (SOFR + 1.89%), 06/01/2028(2)		7,115	6,326
2.52% (SOFR + 2.04%), 04/22/2031(2)		24,710	21,046
2.55% (SOFR + 1.18%), 11/08/2032(2)		15,585	12,949
2.58% (SOFR + 1.25%), 04/22/2032(2)		8,931	7,515
2.74% (SOFR + 1.51%), 10/15/2030(2)		4,350	3,795
2.95% (SOFR + 1.17%), 02/24/2028(2)		12,747	11,810
2.96% (SOFR + 2.52%), 05/13/2031(2)		5,112	4,414
2.96% (SOFR + 1.26%), 01/25/2033(2)		11,940	10,249
3.11% (SOFR + 2.44%), 04/22/2051(2)		9,936	7,282
4.49% (SOFR + 3.79%), 03/24/2031(2)		13,825	13,502
JPMorgan Chase & Co.
0.70% (SOFR + 0.58%), 03/16/2024(2)		1,276	1,248
2.30% (SOFR + 1.16%), 10/15/2025(2)		2,905	2,766
3.85% (SOFR + 0.98%), 06/14/2025(2)		4,248	4,206
Kimco Realty Corp.
3.25%, 08/15/2026		1,665	1,601
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)		14,105	12,535
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)		25,630	25,541
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)		420	393
3.75% (1 Year CMT Index + 1.80%), 03/18/2028(2)		7,440	7,080
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)		1,675	1,654
4.45%, 05/08/2025		3,665	3,668
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2171(2)(3)	EUR	7,781	7,647
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2170(2)		$4,300	4,191
7.50% (5 Year Swap Rate USD + 4.76%), 06/27/2171(2)		3,330	3,230
7.63% (5 Year Swap Rate GBP + 5.29%), 06/27/2171(2)	GBP	1,900	2,307
7.88% (5 Year Sterling Overnight Index Average Mid-Swap + 5.11%), 06/27/2171(2)		900	1,080
Logan Group Co. Ltd.
4.25%, 07/12/2025		$2,205	464
4.85%, 12/14/2026		2,995	631
LSEGA Financing Plc
2.00%, 04/06/2028(1)		7,630	6,685
2.50%, 04/06/2031(1)		3,150	2,701
Macquarie Group Ltd.
1.34% (SOFR + 1.07%), 01/12/2027(1)(2)		10,480	9,211
2.87% (SOFR + 1.53%), 01/14/2033(1)(2)		14,785	12,060
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(1)(2)		2,905	2,898
4.44% (SOFR + 2.41%), 06/21/2033(1)(2)		6,445	5,960
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		4,407	3,719
Mitsubishi UFJ Financial Group, Inc.
2.31% (1 Year CMT Index + 0.95%), 07/20/2032(2)		679	553
Mizuho Financial Group, Inc.
0.85% (SOFR + 0.87%), 09/08/2024(2)(3)		913	878
1.55% (1 Year CMT Index + 0.75%), 07/09/2027(2)		1,062	934
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(2)		1,784	1,424
Morgan Stanley
0.00%, 04/02/2032(5)(6)		14,800	9,233
0.53% (SOFR + 0.46%), 01/25/2024(2)		24,878	24,387
0.56% (SOFR + 0.47%), 11/10/2023(2)		5,000	4,943
0.73% (SOFR + 0.62%), 04/05/2024(2)		19,373	18,886
0.79% (SOFR + 0.51%), 01/22/2025(2)		5,940	5,615
1.16% (SOFR + 0.56%), 10/21/2025(2)		29,255	27,104
1.51% (SOFR + 0.86%), 07/20/2027(2)		22,071	19,357
1.59% (SOFR + 0.88%), 05/04/2027(2)		22,995	20,412
1.79% (SOFR + 1.03%), 02/13/2032(2)		13,004	10,229
1.93% (SOFR + 1.02%), 04/28/2032(2)		17,588	13,947
2.24% (SOFR + 1.18%), 07/21/2032(2)		30,150	24,425
2.48% (SOFR + 1.00%), 01/21/2028(2)		32,901	29,908
2.51% (SOFR + 1.20%), 10/20/2032(2)		4,635	3,830
2.70% (SOFR + 1.14%), 01/22/2031(2)		10,000	8,661
2.94% (SOFR + 1.29%), 01/21/2033(2)		1,499	1,285
3.22% (SOFR + 1.49%), 04/22/2042(2)		751	591
3.62% (SOFR + 1.16%), 04/17/2025(2)		2,803	2,767

3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)	13,385	13,338
3.95%, 04/23/2027	31,330	30,338
4.21% (SOFR + 1.61%), 04/20/2028(2)	3,045	2,977
4.35%, 09/08/2026	8,350	8,264
5.00%, 11/24/2025	10,320	10,486
5.30% (SOFR + 2.62%), 04/20/2037(2)	6,315	6,115
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	17,400	13,714
5.25%, 08/01/2026	56	53
Nasdaq, Inc.
0.45%, 12/21/2022	5,405	5,334
National General Holdings Corp.
6.75%, 05/15/2024(1)	12,910	13,609
National Retail Properties, Inc.
3.00%, 04/15/2052	687	468
Nationwide Building Society
0.55%, 01/22/2024(1)	16,400	15,575
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)	26,268	26,199
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)	5,650	5,240
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)	8,600	8,229
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)	4,000	4,004
Nationwide Mutual Insurance Co.
4.12% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)	6,180	6,181
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)	12,170	10,670
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(2)	28,415	28,123
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	4,390	4,133
4.60% (5 Year CMT Index + 3.10%), 09/30/2170(2)	3,600	2,650
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,900	2,810
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	6,600	6,460
6.00% (5 Year CMT Index + 5.63%), 09/30/2170(2)	8,300	7,681
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2170(2)	7,151	7,074
NatWest Group Plc
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)	5,115	5,151
Navient Corp.
5.00%, 03/15/2027	1,997	1,643
5.50%, 01/25/2023	3,000	2,974
5.88%, 10/25/2024	284	261
6.13%, 03/25/2024	14	13
6.75%, 06/25/2025	272	245
6.75%, 06/15/2026	1,977	1,750
7.25%, 09/25/2023	133	132
NBK Tier 1 Ltd.
3.63% (6 Year CMT Index USD + 2.88%), 08/24/2170(1)(2)	1,058	951
New York Life Global Funding
0.85%, 01/15/2026(1)	12,430	11,213
2.35%, 07/14/2026(1)	1,000	944
New York Life Insurance Co.
3.75%, 05/15/2050(1)	7,841	6,404
Newmark Group, Inc.
6.13%, 11/15/2023	602	600
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	16,173
2.61%, 07/14/2031	1,825	1,456
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)	2,760	2,103
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	5,520	4,780
Old Republic International Corp.
3.88%, 08/26/2026	5,155	5,010
4.88%, 10/01/2024	335	340
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	8,700	6,589
OneMain Finance Corp.
5.63%, 03/15/2023	3,658	3,609
6.13%, 03/15/2024	2,400	2,292
Owl Rock Capital Corp.
2.63%, 01/15/2027	7,570	6,342
2.88%, 06/11/2028	7,985	6,270
Owl Rock Technology Finance Corp.
2.50%, 01/15/2027	10,635	8,974
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(1)	6,564	6,540
5.50%, 02/15/2024(1)	1,247	1,237
Prologis LP
1.25%, 10/15/2030	670	530
Raymond James Financial, Inc.
4.95%, 07/15/2046	4,420	4,307
Realty Income Corp.
2.20%, 06/15/2028	1,212	1,063
3.40%, 01/15/2028	3,938	3,720
3.95%, 08/15/2027	4,030	3,931
4.63%, 11/01/2025	2,260	2,292
Regency Centers LP
3.60%, 02/01/2027	2,399	2,321
3.70%, 06/15/2030	1,966	1,784
4.13%, 03/15/2028	970	932

Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895	870
Rexford Industrial Realty LP
2.15%, 09/01/2031		800	629
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027		436	387
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)		9,815	8,111
3.63%, 03/01/2029		4,385	3,448
3.88%, 03/01/2031(1)		29,710	22,261
4.00%, 10/15/2033(1)		29,285	20,792
Royal Bank of Canada
0.50%, 10/26/2023		15,460	14,951
Sabra Health Care LP
3.20%, 12/01/2031		12,000	9,523
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255	5,866
3.50%, 06/07/2024		50	49
Santander UK Group Holdings Plc
1.09% (SOFR + 0.79%), 03/15/2025(2)		23,040	21,512
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)		12,810	11,473
1.67% (SOFR + 0.99%), 06/14/2027(2)		11,405	9,955
2.47% (SOFR + 1.22%), 01/11/2028(2)		1,125	994
2.90% (SOFR + 1.48%), 03/15/2032(2)		24,900	20,655
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		4,990	4,632
4.75%, 09/15/2025(1)		1,025	1,012
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(2)		14,535	14,535
6.75% (5 Year Swap Rate GBP + 6.07%), 06/24/2171(2)	GBP	5,800	6,778
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022		$1,300	130
Service Properties Trust
4.35%, 10/01/2024		279	227
Shimao Group Holdings Ltd.
3.45%, 01/11/2031		5,645	579
4.60%, 07/13/2030		400	41
4.75%, 07/03/2022		4,359	503
5.20%, 01/16/2027		4,595	476
5.60%, 07/15/2026		3,025	325
6.13%, 02/21/2024		1,275	139
Simon Property Group LP
2.65%, 07/15/2030		4,194	3,558
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029		1,725	742
4.75%, 01/14/2030		3,305	1,428
Sirius International Group Ltd.
4.60%, 11/01/2026(1)		2,520	2,344
SITE Centers Corp.
3.63%, 02/01/2025		1,914	1,860
4.25%, 02/01/2026		2,500	2,455
4.70%, 06/01/2027		8,000	7,893
Sitka Holdings LLC
6.75% (3 Month LIBOR USD + 4.50%), 07/06/2026(1)(2)		4,167	4,031
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000	5,985
SL Green Realty Corp.
4.50%, 12/01/2022		850	851
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400	8,304
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705	6,278
4.25%, 04/14/2025(1)		2,340	2,293
4.75%, 11/24/2025(1)		9,285	9,138
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2171(1)(2)		4,300	4,142
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)		2,500	2,356
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(2)		5,744	5,130
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	41,781
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241	3,068
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	33,296
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853	21,780
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	12,434
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(5)	EUR	3,876	3,938
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028		$738	626
2.45%, 09/27/2024		1,067	1,028
2.70%, 07/16/2024		5,000	4,862
Sunac China Holdings Ltd.
7.00%, 07/09/2025		700	102
Synchrony Financial
4.25%, 08/15/2024		5,145	5,113
4.38%, 03/19/2024		9,540	9,482
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		7,205	5,496
4.27%, 05/15/2047(1)		515	458
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,353
4.90%, 09/15/2044(1)		1,505	1,443

Times China Holdings Ltd.
5.75%, 01/14/2027		5,214	678
6.20%, 03/22/2026		1,950	253
6.75%, 07/08/2025		1,715	223
Toronto-Dominion Bank
0.25%, 01/06/2023		19,175	18,919
Trust Fibra Uno
5.25%, 01/30/2026(6)		200	189
6.39%, 01/15/2050(6)		400	318
UBS AG
1.62% (SOFR + 0.45%), 08/09/2024(1)(2)		11,950	11,869
5.13%, 05/15/2024		200	200
UBS Group AG
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(2)		3,050	3,038
4.75% (1 Year CMT Index + 1.75%), 05/12/2028(1)(2)		10,500	10,391
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)		1,060	916
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,326
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,560
7.83%, 12/04/2023(1)		13,400	13,861
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	1,894	2,350
US Bancorp
2.22% (SOFR + 0.73%), 01/27/2028(2)		$17,045	15,615
Ventas Realty LP
4.88%, 04/15/2049		1,895	1,753
VICI Properties LP
4.38%, 05/15/2025		1,065	1,040
4.75%, 02/15/2028		2,960	2,825
4.95%, 02/15/2030		5,645	5,350
5.13%, 05/15/2032		8,325	7,845
5.63%, 05/15/2052		6,534	5,947
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027(1)		1,903	1,674
3.88%, 02/15/2029(1)		4,764	4,097
4.25%, 12/01/2026(1)		12,614	11,520
4.50%, 09/01/2026(1)		12,145	11,173
4.50%, 01/15/2028(1)		1,850	1,686
4.63%, 06/15/2025(1)		9,034	8,594
5.63%, 05/01/2024(1)		6,145	6,068
5.75%, 02/01/2027(1)		4,643	4,406
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)		67	59
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)		17,765	16,697
2.19% (SOFR + 2.00%), 04/30/2026(2)		10,160	9,505
2.39% (SOFR + 2.10%), 06/02/2028(2)		14,663	13,131
2.57% (SOFR + 1.26%), 02/11/2031(2)		4,803	4,129
2.88% (SOFR + 1.43%), 10/30/2030(2)		21,652	19,040
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)		5,739	5,433
3.35% (SOFR + 1.50%), 03/02/2033(2)		36,020	31,967
3.53% (SOFR + 1.51%), 03/24/2028(2)		16,860	15,969
3.90% (5 Year CMT Index + 3.45%), 03/15/2171(2)		13,900	11,971
4.30%, 07/22/2027		2,141	2,117
5.01% (SOFR + 4.50%), 04/04/2051(2)		3,925	3,850
Welltower, Inc.
4.00%, 06/01/2025		4,690	4,655
4.50%, 01/15/2024		650	654
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	9,065
WP Carey, Inc.
2.40%, 02/01/2031		677	553

Total Financials			3,976,258

Government – 0.11%
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200	553
CBB International Sukuk Co. 7 SPC
6.88%, 10/05/2025		$1,600	1,665
European Investment Bank
0.25%, 09/15/2023		30,865	29,834
International Finance Corp.
8.00%, 10/09/2023	IDR	9,100,000	629
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/2030(1)		$1,700	1,490

Total Government			34,171

Industrials – 1.54%
Agilent Technologies, Inc.
2.30%, 03/12/2031		1,233	1,004
2.75%, 09/15/2029		648	566
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260	11,797
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027(1)		5,400	3,850
5.25%, 08/15/2027(1)		6,101	4,350
Arrow Electronics, Inc.
4.00%, 04/01/2025		2,326	2,312

Artera Services LLC
9.03%, 12/04/2025(1)	6,400	5,157
Avnet, Inc.
4.63%, 04/15/2026	10,485	10,543
5.50%, 06/01/2032	5,440	5,338
BAE Systems Plc
1.90%, 02/15/2031(1)	1,594	1,282
3.40%, 04/15/2030(1)	10,068	9,191
Berry Global, Inc.
1.57%, 01/15/2026	3,800	3,389
4.88%, 07/15/2026(1)	18,610	17,761
Boeing Co.
1.43%, 02/04/2024	16,015	15,298
2.20%, 02/04/2026	19,000	17,126
2.25%, 06/15/2026	2,170	1,939
2.95%, 02/01/2030	2,790	2,322
3.10%, 05/01/2026	370	345
3.20%, 03/01/2029	1,855	1,605
3.25%, 02/01/2035	800	605
3.38%, 06/15/2046	9,940	6,463
3.60%, 05/01/2034	200	160
3.63%, 03/01/2048	1,941	1,300
3.75%, 02/01/2050	10,181	7,184
3.83%, 03/01/2059	1,023	659
3.85%, 11/01/2048	1,465	1,034
4.88%, 05/01/2025	3,005	2,994
5.15%, 05/01/2030	7,397	7,100
5.71%, 05/01/2040	7,091	6,614
5.81%, 05/01/2050	9,293	8,535
5.93%, 05/01/2060	8,907	8,109
Bombardier, Inc.
7.50%, 03/15/2025(1)	1,002	906
7.88%, 04/15/2027(1)	1,492	1,242
Boral Finance Pty Ltd.
3.00%, 11/01/2022(1)	913	910
3.75%, 05/01/2028(1)	1,095	1,029
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	2,212	1,652
4.45%, 01/15/2053	1,155	1,117
5.15%, 09/01/2043	3,815	3,955
Carrier Global Corp.
2.24%, 02/15/2025	791	752
Caterpillar Financial Services Corp.
0.95%, 01/10/2024	25,235	24,370
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	900	616
Cemex SAB de CV
3.88%, 07/11/2031(1)	24,365	18,274
5.13% (5 Year CMT Index + 4.53%), 09/08/2170(1)(2)	5,670	4,811
5.20%, 09/17/2030(1)	8,900	7,620
5.45%, 11/19/2029(1)	3,460	3,076
CNH Industrial Capital LLC
1.95%, 07/02/2023	4,243	4,147
CSX Corp.
4.25%, 11/01/2066	3,328	2,803
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,156	2,086
5.40%, 02/01/2027	960	909
6.95%, 01/17/2028(1)	293	284
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/2050(1)	2,075	1,245
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(1)	1,561	1,473
GE Capital Funding LLC
4.55%, 05/15/2032	1,088	1,049
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	18,991	17,737
General Dynamics Corp.
2.25%, 06/01/2031	2,204	1,917
2.85%, 06/01/2041	655	509
General Electric Co.
5.16% (3 Month LIBOR USD + 3.33%), 06/15/2171(2)	6,184	5,418
6.75%, 03/15/2032	3,627	4,058
HTA Group Ltd.
7.00%, 12/18/2025(1)	590	504
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,217	1,038
3.48%, 12/01/2027	605	566
3.84%, 05/01/2025	5,344	5,262
4.20%, 05/01/2030	3,064	2,887
IHS Holding Ltd.
5.63%, 11/29/2026(1)	1,212	993
6.25%, 11/29/2028(1)	765	617
Jabil, Inc.
1.70%, 04/15/2026	4,870	4,361
3.00%, 01/15/2031	2,470	2,074
John Deere Capital Corp.
0.70%, 01/15/2026	1,350	1,219

0.90%, 01/10/2024		6,420	6,197
1.25%, 01/10/2025		9,965	9,449
2.15% (3 Month LIBOR USD + 0.48%), 09/08/2022(2)		10,000	9,998
Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800	5,154
Klabin Austria GmbH
3.20%, 01/12/2031(1)		513	391
L3Harris Technologies, Inc.
1.80%, 01/15/2031		6,553	5,229
Lockheed Martin Corp.
3.90%, 06/15/2032		765	755
4.07%, 12/15/2042		4,838	4,492
4.09%, 09/15/2052		652	607
4.15%, 06/15/2053		651	607
Masonite International Corp.
5.38%, 02/01/2028(1)		276	250
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(1)		510	487
Norfolk Southern Corp.
2.90%, 06/15/2026		641	612
3.00%, 03/15/2032		3,436	3,097
3.05%, 05/15/2050		2,380	1,744
3.16%, 05/15/2055		1,277	928
4.55%, 06/01/2053		1,125	1,063
Northrop Grumman Corp.
3.25%, 01/15/2028		3,649	3,468
4.03%, 10/15/2047		5,621	4,991
Parker-Hannifin Corp.
2.70%, 06/14/2024		1,081	1,055
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)		3,726	3,327
4.00%, 07/15/2025(1)		3,519	3,464
Raytheon Technologies Corp.
2.38%, 03/15/2032		1,822	1,542
3.03%, 03/15/2052		9,701	7,224
4.13%, 11/16/2028		9,077	8,958
4.50%, 06/01/2042		928	885
Republic Services, Inc.
2.38%, 03/15/2033		1,200	981
Rolls-Royce Plc
1.63%, 05/09/2028	EUR	16,946	13,201
3.38%, 06/18/2026	GBP	2,693	2,834
4.63%, 02/16/2026	EUR	3,221	3,164
5.75%, 10/15/2027	GBP	2,925	3,347
Ryder System, Inc.
2.50%, 09/01/2024		$4,986	4,810
3.65%, 03/18/2024		5,981	5,930
Siemens Financieringsmaatschappij NV
1.70%, 03/11/2028(1)		1,174	1,029
2.15%, 03/11/2031(1)		689	584
Simpar Europe SA
5.20%, 01/26/2031(1)		825	637
Spirit AeroSystems, Inc.
4.60%, 06/15/2028		2,125	1,569
Standard Industries, Inc.
2.25%, 11/21/2026	EUR	800	654
4.75%, 01/15/2028(1)		$112	96
5.00%, 02/15/2027(1)		273	244
TD SYNNEX Corp.
1.75%, 08/09/2026(1)		10,725	9,448
Textron, Inc.
3.00%, 06/01/2030		26,608	23,144
TK Elevator US Newco, Inc.
5.25%, 07/15/2027(1)		2,361	2,105
Trivium Packaging Finance BV
5.50%, 08/15/2026(1)		6,143	5,803
Union Pacific Corp.
2.97%, 09/16/2062		919	636
3.55%, 05/20/2061		857	681
3.84%, 03/20/2060		8,070	6,736
Vulcan Materials Co.
3.50%, 06/01/2030		1,400	1,269
Waste Management, Inc.
2.95%, 06/01/2041		1,074	836
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)		5,183	4,604
WRKCo, Inc.
3.75%, 03/15/2025		815	808
4.00%, 03/15/2028		1,325	1,293

Total Industrials			481,835

Technology – 1.97%
Activision Blizzard, Inc.
1.35%, 09/15/2030		1,296	1,041
Amdocs Ltd.
2.54%, 06/15/2030		15,503	13,056
Analog Devices, Inc.
2.80%, 10/01/2041		1,340	1,050

Apple, Inc.
2.38%, 02/08/2041	1,973	1,509
2.55%, 08/20/2060	2,465	1,688
2.70%, 08/05/2051	5,870	4,378
2.80%, 02/08/2061	1,234	886
3.85%, 05/04/2043	5,433	4,997
4.65%, 02/23/2046	1,250	1,287
Applied Materials, Inc.
2.75%, 06/01/2050	708	527
Autodesk, Inc.
2.40%, 12/15/2031	1,572	1,283
3.50%, 06/15/2027	2,647	2,531
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 01/15/2027	2,423	2,331
Broadcom, Inc.
2.45%, 02/15/2031(1)	24,605	19,769
2.60%, 02/15/2033(1)	3,200	2,461
3.14%, 11/15/2035(1)	5,817	4,417
3.15%, 11/15/2025	9,014	8,681
3.19%, 11/15/2036(1)	10,955	8,328
3.42%, 04/15/2033(1)	14,402	11,907
3.47%, 04/15/2034(1)	29,523	24,028
4.00%, 04/15/2029(1)	20,200	18,717
4.15%, 11/15/2030	8,634	7,911
4.15%, 04/15/2032(1)	13,255	11,967
4.30%, 11/15/2032	5,137	4,666
4.93%, 05/15/2037(1)	25,177	22,572
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	934	903
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	1,415	1,261
3.25%, 02/15/2029	3,620	3,052
3.28%, 12/01/2028	6,400	5,521
3.57%, 12/01/2031	44,205	36,521
4.25%, 04/01/2028	895	808
CGI, Inc.
2.30%, 09/14/2031	14,300	11,473
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(1)	230	224
Citrix Systems, Inc.
3.30%, 03/01/2030	2,300	2,243
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(1)	119	99
Dell International LLC / EMC Corp.
3.45%, 12/15/2051(1)	201	136
4.90%, 10/01/2026	5,249	5,251
5.30%, 10/01/2029	3,695	3,643
6.02%, 06/15/2026	721	748
DXC Technology Co.
2.38%, 09/15/2028	975	839
Electronic Arts, Inc.
1.85%, 02/15/2031	3,961	3,218
Entegris Escrow Corp.
4.75%, 04/15/2029(1)	19,155	17,838
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 07/15/2026(1)	218	72
Fidelity National Information Services, Inc.
3.10%, 03/01/2041	2,664	1,944
Fiserv, Inc.
3.50%, 07/01/2029	4,443	4,053
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	10,082	10,009
HP, Inc.
2.65%, 06/17/2031	913	733
6.00%, 09/15/2041	800	808
Intel Corp.
2.80%, 08/12/2041	924	705
3.05%, 08/12/2051	5,000	3,723
3.20%, 08/12/2061	3,013	2,201
International Business Machines Corp.
3.43%, 02/09/2052	2,257	1,736
KLA Corp.
3.30%, 03/01/2050	4,113	3,257
4.10%, 03/15/2029	6,032	5,959
5.25%, 07/15/2062	2,185	2,252
Lam Research Corp.
2.88%, 06/15/2050	1,715	1,258
3.75%, 03/15/2026	3,171	3,163
Leidos, Inc.
2.30%, 02/15/2031	1,200	956
4.38%, 05/15/2030	7,619	7,047
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	4,908
2.95%, 04/15/2031	36,852	30,903
Microchip Technology, Inc.
0.98%, 09/01/2024	4,290	4,001
4.33%, 06/01/2023	22,025	22,037

Micron Technology, Inc.
2.70%, 04/15/2032	4,200	3,349
4.19%, 02/15/2027	5,359	5,231
4.66%, 02/15/2030	15,005	14,389
5.33%, 02/06/2029	6,490	6,455
Microsoft Corp.
2.92%, 03/17/2052	2,570	2,027
NXP BV
5.35%, 03/01/2026	1,945	1,982
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	4,980	4,094
2.65%, 02/15/2032	1,879	1,543
2.70%, 05/01/2025	2,408	2,289
3.15%, 05/01/2027	5,939	5,503
3.25%, 11/30/2051	2,628	1,820
4.30%, 06/18/2029	5,000	4,770
4.40%, 06/01/2027	1,715	1,688
Open Text Corp.
3.88%, 02/15/2028(1)	445	396
Open Text Holdings, Inc.
4.13%, 02/15/2030(1)	5,035	4,356
Oracle Corp.
2.30%, 03/25/2028	1,017	875
2.80%, 04/01/2027	2,410	2,198
2.88%, 03/25/2031	3,260	2,686
3.60%, 04/01/2040	12,690	9,483
3.60%, 04/01/2050	14,135	9,819
3.65%, 03/25/2041	4,582	3,415
3.80%, 11/15/2037	937	729
3.85%, 07/15/2036	6,000	4,821
3.85%, 04/01/2060	7,163	4,914
3.95%, 03/25/2051	33,015	24,249
4.00%, 07/15/2046	11,909	8,805
4.00%, 11/15/2047	1,660	1,231
4.10%, 03/25/2061(6)	8,700	6,155
4.13%, 05/15/2045	5,600	4,259
QUALCOMM, Inc.
3.25%, 05/20/2027	636	622
3.25%, 05/20/2050	1,378	1,125
4.30%, 05/20/2047	1,083	1,038
Roper Technologies, Inc.
2.95%, 09/15/2029	1,930	1,702
Salesforce, Inc.
3.05%, 07/15/2061	2,648	1,936
Seagate HDD Cayman
3.13%, 07/15/2029	6,000	4,708
4.09%, 06/01/2029	4,719	4,058
4.13%, 01/15/2031	11,000	8,993
5.75%, 12/01/2034	1,122	987
ServiceNow, Inc.
1.40%, 09/01/2030	3,507	2,744
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,189
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,359
TSMC Arizona Corp.
2.50%, 10/25/2031	12,905	11,066
4.25%, 04/22/2032	4,000	3,944
4.50%, 04/22/2052	4,850	4,744
TSMC Global Ltd.
1.00%, 09/28/2027(1)	2,529	2,183
VMware, Inc.
2.20%, 08/15/2031	12,991	10,229
4.70%, 05/15/2030	2,700	2,603
Western Digital Corp.
2.85%, 02/01/2029	13,507	10,997
3.10%, 02/01/2032	1,020	782
4.75%, 02/15/2026	9,220	8,797
Workday, Inc.
3.80%, 04/01/2032	1,415	1,293

Total Technology		618,121

Utilities – 1.93%
Adani Green Energy Ltd.
4.38%, 09/08/2024(6)	442	397
AEP Texas, Inc.
3.45%, 05/15/2051	628	482
AEP Transmission Co. LLC
2.75%, 08/15/2051	4,537	3,180
3.75%, 12/01/2047	2,190	1,861
4.50%, 06/15/2052	875	838
AES Corp.
2.45%, 01/15/2031	4,485	3,607
3.95%, 07/15/2030(1)	2,040	1,839
Alabama Power Co.
3.13%, 07/15/2051	2,626	1,965
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)	925	821

Ameren Illinois Co.
2.90%, 06/15/2051	921	675
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)	9,303	7,879
American Water Capital Corp.
3.45%, 05/01/2050	1,148	915
4.15%, 06/01/2049	1,425	1,262
APA Infrastructure Ltd.
4.25%, 07/15/2027(1)	1,678	1,632
Atmos Energy Corp.
2.85%, 02/15/2052	1,158	827
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(1)	2,558	2,557
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	2,102	1,534
4.55%, 06/01/2052	4,979	4,825
Black Hills Corp.
4.35%, 05/01/2033	6,250	5,830
Calpine Corp.
3.75%, 03/01/2031(1)	9,495	7,723
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	2,718	2,208
3.60%, 03/01/2052	1,205	1,032
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	1,572	1,277
Cleco Power LLC
6.00%, 12/01/2040	1,000	1,060
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/2027(6)	1,750	1,691
Commonwealth Edison Co.
2.75%, 09/01/2051	2,120	1,508
3.85%, 03/15/2052	1,535	1,352
Consumers Energy Co.
2.65%, 08/15/2052	3,025	2,118
DTE Electric Co.
3.65%, 03/01/2052	484	418
3.95%, 03/01/2049	1,650	1,479
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610	3,157
3.45%, 04/15/2051	3,552	2,888
3.55%, 03/15/2052	417	346
3.70%, 12/01/2047	2,500	2,116
3.88%, 03/15/2046	2,750	2,420
4.25%, 12/15/2041	1,650	1,520
Duke Energy Corp.
2.55%, 06/15/2031	10,699	8,888
Duke Energy Florida LLC
3.00%, 12/15/2051	481	359
3.80%, 07/15/2028	6,065	5,927
Duke Energy Progress LLC
2.50%, 08/15/2050	1,900	1,298
3.70%, 09/01/2028	2,405	2,329
4.10%, 03/15/2043	900	807
4.20%, 08/15/2045	1,000	909
Edison International
4.95%, 04/15/2025	7,313	7,331
5.75%, 06/15/2027	1,722	1,748
Empresas Publicas de Medellin ESP
4.25%, 07/18/2029(1)	478	373
4.38%, 02/15/2031(1)	363	278
4.38%, 02/15/2031	1,400	1,071
Enel Finance International NV
1.88%, 07/12/2028(1)	1,342	1,125
2.25%, 07/12/2031(1)	1,179	925
3.50%, 04/06/2028(1)	1,505	1,391
Entergy Louisiana LLC
4.20%, 09/01/2048	2,366	2,171
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(6)	907	763
Eversource Energy
4.60%, 07/01/2027	9,315	9,390
Exelon Corp.
2.75%, 03/15/2027(1)	1,146	1,071
4.10%, 03/15/2052(1)	1,814	1,564
4.70%, 04/15/2050	1,255	1,176
FirstEnergy Corp.
2.65%, 03/01/2030	5,702	4,704
3.40%, 03/01/2050	2,515	1,705
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	16,876	14,266
4.35%, 01/15/2025(1)	2,000	1,969
4.55%, 04/01/2049(1)	4,728	3,804
Florida Power & Light Co.
2.88%, 12/04/2051	1,995	1,483
3.15%, 10/01/2049	4,897	3,889
3.99%, 03/01/2049	2,381	2,169

Genneia SA
8.75%, 09/02/2027(1)	266	254
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,156
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	1,922
4.05%, 07/01/2023	3,812	3,831
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)	2,000	1,701
4.30%, 01/15/2026(1)	2,000	1,975
4.70%, 04/01/2024(1)	150	151
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	4,500	4,244
Metropolitan Edison Co.
4.00%, 04/15/2025(1)	4,000	3,935
4.30%, 01/15/2029(1)	5,000	4,918
MidAmerican Energy Co.
2.70%, 08/01/2052	3,297	2,366
3.65%, 04/15/2029	2,871	2,789
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	700	683
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	300	242
NextEra Energy Capital Holdings, Inc.
5.00%, 07/15/2032	16,490	16,894
Northern States Power Co.
2.60%, 06/01/2051	2,262	1,592
3.60%, 09/15/2047	1,800	1,512
4.00%, 08/15/2045	1,000	882
NRG Energy, Inc.
2.45%, 12/02/2027(1)	7,243	6,219
4.45%, 06/15/2029(1)	10,926	9,786
5.25%, 06/15/2029(1)	2,526	2,254
5.75%, 01/15/2028	2,444	2,221
NSTAR Electric Co.
1.95%, 08/15/2031	1,992	1,654
Ohio Power Co.
2.90%, 10/01/2051	4,528	3,237
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,434	1,109
4.15%, 06/01/2032(1)	1,095	1,097
Pacific Gas & Electric Co.
1.37%, 03/10/2023	15,194	14,961
2.10%, 08/01/2027	11,308	9,479
2.50%, 02/01/2031	6,357	4,863
2.95%, 03/01/2026	3,312	3,009
3.00%, 06/15/2028	13,949	12,018
3.15%, 01/01/2026	6,569	6,013
3.25%, 06/15/2023	2,670	2,632
3.25%, 06/01/2031	2,300	1,858
3.30%, 03/15/2027	2,052	1,837
3.30%, 12/01/2027	3,700	3,231
3.30%, 08/01/2040	4,970	3,427
3.40%, 08/15/2024	2,476	2,379
3.45%, 07/01/2025	7,760	7,297
3.50%, 06/15/2025	10,754	10,183
3.50%, 08/01/2050	3,273	2,186
3.75%, 02/15/2024	2,914	2,848
3.75%, 07/01/2028	18,444	16,281
3.75%, 08/15/2042	1,883	1,273
3.85%, 11/15/2023	1,259	1,242
3.95%, 12/01/2047	1,241	860
4.00%, 12/01/2046	13,182	9,246
4.25%, 08/01/2023	20,431	20,316
4.25%, 03/15/2046	409	299
4.30%, 03/15/2045	12,052	8,762
4.40%, 03/01/2032	11,850	10,285
4.45%, 04/15/2042	7,667	5,758
4.50%, 07/01/2040	11,103	8,605
4.50%, 12/15/2041	3,353	2,460
4.55%, 07/01/2030	40,930	36,367
4.60%, 06/15/2043	1,248	951
4.65%, 08/01/2028	100	93
4.75%, 02/15/2044	11,506	8,820
4.95%, 07/01/2050	4,288	3,421
5.25%, 03/01/2052	5,800	4,777
5.90%, 06/15/2032	2,900	2,803
PECO Energy Co.
2.85%, 09/15/2051	2,757	2,022
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	200	186
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	3,170	3,188
4.38%, 06/01/2039	3,510	3,461
4.45%, 12/01/2047	18,300	18,431
4.67%, 12/01/2051	4,100	4,092
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,028	10,136
5.05%, 05/15/2052	4,100	4,009

Promigas SA ESP
3.75%, 10/16/2029(6)		378	305
3.75%, 10/16/2029(1)		584	471
Public Service Co. of New Mexico
3.85%, 08/01/2025		7,000	6,885
Public Service Electric & Gas Co.
3.20%, 05/15/2029		3,781	3,600
Southern California Edison Co.
1.20%, 02/01/2026		2,506	2,242
2.50%, 06/01/2031		4,537	3,807
3.70%, 08/01/2025		7,162	7,045
Southern Co.
3.25%, 07/01/2026		1,258	1,204
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,669
5.88%, 03/15/2041		7,873	8,290
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	9,659
Southwestern Public Service Co.
3.15%, 05/01/2050		997	761
Spire, Inc.
3.54%, 02/27/2024		5,000	4,922
Tampa Electric Co.
3.45%, 03/15/2051		614	483
Tucson Electric Power Co.
3.05%, 03/15/2025		3,000	2,936
Virginia Electric & Power Co.
4.00%, 01/15/2043		2,725	2,384
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)		8,385	8,093
3.70%, 01/30/2027(1)		6,435	5,923
4.30%, 07/15/2029(1)		7,285	6,597
5.00%, 07/31/2027(1)		712	647
5.13%, 05/13/2025(1)		8,879	8,792
5.50%, 09/01/2026(1)		548	518
5.63%, 02/15/2027(1)		713	670

Total Utilities			605,014

Total Corporate Bonds (Cost: $11,593,979)			10,070,961

Convertible Securities – 0.26%
Communications – 0.11%
DISH Network Corp.
0.00%, 12/15/2025		2,700	1,890
2.38%, 03/15/2024		7,520	6,618
3.38%, 08/15/2026		25,080	16,941
Uber Technologies, Inc.
0.00%, 12/15/2025		10,515	8,388

Total Communications			33,837

Consumer, Cyclical – 0.03%
GOL Equity Finance SA
3.75%, 07/15/2024(1)		200	146
Peloton Interactive, Inc.
0.00%, 02/15/2026		1,975	1,244
Southwest Airlines Co.
1.25%, 05/01/2025		7,400	8,714

Total Consumer, Cyclical			10,104

Consumer, Non-cyclical – 0.12%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		10,090	9,989
1.25%, 05/15/2027		10,100	10,037
Livongo Health, Inc.
0.88%, 06/01/2025		5,435	4,571
Teladoc Health, Inc.
1.25%, 06/01/2027		16,800	12,306

Total Consumer, Non-cyclical			36,903

Total Convertible Securities (Cost: $100,662)			80,844

Government Related – 23.79%
Other Government Related – 1.96%
Abu Dhabi Government International Bond
2.50%, 09/30/2029		2,541	2,333
2.70%, 09/02/2070(1)		6,171	4,125
3.88%, 04/16/2050		4,200	3,729
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,061
Airport Authority
3.25%, 01/12/2052(1)		10,310	8,176
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,570
Angolan Government International Bond
8.75%, 04/14/2032(1)		703	560
Argentina Bocon
47.33% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(2)	ARS	3,900	7
Argentina Treasury Bond BONCER
1.40%, 03/25/2023		486,637	9,288
1.45%, 08/13/2023		718,535	11,588

Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804	296
Argentine Republic Government International Bond
0.50%, 07/09/2030(5)		$25,484	5,981
1.00%, 07/09/2029		1,109	252
1.13%, 07/09/2035(5)		6,568	1,414
1.13%, 07/09/2046(5)		115	26
2.00%, 01/09/2038(5)		261	74
2.50%, 07/09/2041(5)		12,427	3,327
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	3,835
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025	BRL	185,230	33,357
Brazilian Government International Bond
2.88%, 06/06/2025		$2,300	2,168
3.88%, 06/12/2030		4,400	3,685
4.63%, 01/13/2028		600	560
California State University
2.37%, 11/01/2035		5,520	4,404
Chile Government International Bond
2.45%, 01/31/2031		1,849	1,577
2.55%, 01/27/2032		2,270	1,927
City of New York NY
1.92%, 08/01/2031		4,350	3,595
2.05%, 03/01/2032		2,480	2,054
3.55%, 12/01/2028		3,645	3,551
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,536
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610	1,355
2.83%, 11/01/2041		6,380	5,072
Ciudad Autonoma de Buenos Aires/Government Bonds
52.23% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(2)	ARS	401,380	3,173
53.71% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(2)		314,346	2,523
Colombia Government International Bond
3.00%, 01/30/2030		$3,730	2,838
3.13%, 04/15/2031		650	479
4.13%, 02/22/2042		427	265
4.13%, 05/15/2051		676	405
4.50%, 01/28/2026		2,192	2,056
4.50%, 03/15/2029		2,372	2,046
Colombian TES
7.00%, 03/26/2031	COP	3,722,000	679
7.25%, 10/18/2034		3,280,000	570
Commonwealth of Puerto Rico
0.00%, 07/01/2024		$167	153
0.00%, 07/01/2033		418	235
0.00%, 11/01/2043(11)		1,615	803
4.00%, 07/01/2033		325	298
4.00%, 07/01/2035		292	261
4.00%, 07/01/2037		251	222
4.00%, 07/01/2041		248	215
5.25%, 07/01/2023		363	369
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	767
2.71%, 10/01/2033		1,290	1,093
3.45%, 10/01/2030		600	562
Croatia Government International Bond
6.00%, 01/26/2024		1,253	1,290
Dominican Republic International Bond
4.50%, 01/30/2030(1)		3,830	3,066
4.88%, 09/23/2032		2,500	1,924
5.50%, 02/22/2029(1)		1,275	1,108
Egypt Government International Bond
5.25%, 10/06/2025		400	327
7.60%, 03/01/2029(1)		1,550	1,128
Ghana Government International Bond
7.63%, 05/16/2029(6)		464	225
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		1,300	1,149
3.00%, 06/01/2046		530	466
3.49%, 06/01/2036		1,600	1,344
3.85%, 06/01/2050		2,800	2,523
4.21%, 06/01/2050		7,900	6,430
Guatemala Government Bond
3.70%, 10/07/2033		700	538
4.90%, 06/01/2030		2,500	2,276
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	2,855
5.50%, 06/16/2034(1)		1,290	1,250
Indonesia Government International Bond
2.85%, 02/14/2030		3,783	3,376
3.05%, 03/12/2051		3,490	2,652
Israel Government International Bond
4.50%, 04/03/2120		1,400	1,266
Israel Makam Bill
0.00%, 10/07/2022	ILS	5,300	1,514

Ivory Coast Government International Bond
6.63%, 03/22/2048(6)	EUR	633	442
Los Angeles Community College District
6.60%, 08/01/2042		$955	1,212
Los Angeles Department of Water & Power Water System Revenue
6.01%, 07/01/2039		675	758
Los Angeles Unified School District
5.75%, 07/01/2034		2,510	2,788
6.76%, 07/01/2034		2,990	3,572
Massachusetts School Building Authority
2.50%, 02/15/2037		4,495	3,568
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065	2,131
5.87%, 11/15/2039		300	334
6.67%, 11/15/2039		140	167
6.81%, 11/15/2040		310	375
Mexican Bonos
6.75%, 03/09/2023	MXN	320,418	15,650
8.50%, 11/18/2038		707,857	33,375
Mexico Government International Bond
2.66%, 05/24/2031		$11,851	9,753
3.75%, 01/11/2028		4,850	4,644
4.40%, 02/12/2052		1,640	1,232
4.50%, 04/22/2029		773	751
4.50%, 01/31/2050		7,786	6,061
4.75%, 04/27/2032		1,100	1,055
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		983	1,154
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	1,991
7.41%, 01/01/2040		941	1,249
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		500	606
6.01%, 06/15/2042		255	311
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,184
2.69%, 05/01/2033		1,275	1,097
2.80%, 02/01/2026		1,850	1,804
3.95%, 08/01/2032		1,900	1,855
5.27%, 05/01/2027		5,820	6,195
New York State Dormitory Authority
5.05%, 09/15/2027		1,800	1,894
5.29%, 03/15/2033		830	885
Oman Government International Bond
5.63%, 01/17/2028		3,300	3,173
Panama Government International Bond
2.25%, 09/29/2032		2,200	1,714
3.16%, 01/23/2030		6,109	5,425
3.88%, 03/17/2028		3,108	2,959
4.50%, 04/01/2056		3,232	2,561
Paraguay Government International Bond
4.70%, 03/27/2027		2,030	1,944
4.95%, 04/28/2031(1)		1,200	1,108
Peru Government Bond
5.94%, 02/12/2029	PEN	21,282	5,075
6.15%, 08/12/2032		15,829	3,653
6.95%, 08/12/2031		5,192	1,287
Peruvian Government International Bond
2.78%, 01/23/2031		$720	612
2.84%, 06/20/2030		1,370	1,192
3.55%, 03/10/2051		2,819	2,103
4.13%, 08/25/2027		5,606	5,483
5.94%, 02/12/2029	PEN	10,087	2,405
5.94%, 02/12/2029(1)		11,100	2,647
6.15%, 08/12/2032(1)		2,030	468
6.35%, 08/12/2028(1)		12,544	3,088
6.90%, 08/12/2037(1)		780	184
6.95%, 08/12/2031		1,183	293
6.95%, 08/12/2031(1)		10,939	2,711
8.20%, 08/12/2026(1)		15,908	4,345
Philippine Government International Bond
1.65%, 06/10/2031		$563	451
1.95%, 01/06/2032		1,000	814
2.46%, 05/05/2030		3,387	2,950
3.00%, 02/01/2028		3,452	3,260
3.20%, 07/06/2046		3,645	2,724
Port Authority of New York & New Jersey
4.93%, 10/01/2051		425	454
4.96%, 08/01/2046		1,010	1,053
5.65%, 11/01/2040		825	924
Province of Quebec Canada
0.60%, 07/23/2025		7,535	6,969
Provincia de Buenos Aires/Government Bonds
49.10% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476	10,130
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(10)		$100	80

Qatar Government International Bond
3.75%, 04/16/2030		1,350	1,338
4.50%, 04/23/2028		3,159	3,270
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,545	8,581
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR	43,000	2,294
8.25%, 03/31/2032		60,400	3,106
8.75%, 02/28/2048		16,700	789
8.88%, 02/28/2035		43,200	2,225
10.50%, 12/21/2026		1,668,900	108,523
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$1,534	1,309
4.85%, 09/30/2029		7,935	6,765
4.88%, 04/14/2026		700	663
5.88%, 04/20/2032		2,000	1,706
7.30%, 04/20/2052		1,472	1,174
Romanian Government International Bond
1.75%, 07/13/2030(1)	EUR	16,100	12,002
2.75%, 04/14/2041(1)		8,300	5,067
2.88%, 04/13/2042(1)		11,800	7,224
3.00%, 02/14/2031		$3,400	2,613
Russian Federal Bond - OFZ
6.10%, 07/18/2035	RUB	279,032	431
Russian Foreign Bond - Eurobond
4.25%, 06/23/2027		$1,000	200
5.10%, 03/28/2035		200	50
5.25%, 06/23/2047(1)		200	40
5.25%, 06/23/2047		4,000	800
5.63%, 04/04/2042		1,200	372
5.88%, 09/16/2043		2,600	572
Saudi Government International Bond
3.25%, 10/26/2026		2,800	2,734
3.25%, 10/22/2030		990	931
3.63%, 03/04/2028		3,080	3,037
Serbia International Bond
1.65%, 03/03/2033(1)	EUR	3,200	2,096
3.13%, 05/15/2027(1)		1,998	1,829
State of California
4.60%, 04/01/2038		$395	399
7.55%, 04/01/2039		2,705	3,669
State of Illinois
5.10%, 06/01/2033		5,530	5,564
6.73%, 04/01/2035		70	74
7.35%, 07/01/2035		55	60
State of Israel
3.80%, 05/13/2060		16,900	14,052
State of Texas
5.52%, 04/01/2039		1,720	1,947
Turkey Government International Bond
3.25%, 03/23/2023		2,050	1,984
4.25%, 03/13/2025		400	343
4.63%, 03/31/2025	EUR	3,700	3,581
5.75%, 05/11/2047		$2,800	1,720
7.63%, 04/26/2029		11,900	10,012
Turkiye Ihracat Kredi Bankasi AS
8.25%, 01/24/2024(1)		1,000	980
University of California
4.86%, 05/15/2112		743	706
University of Michigan
3.50%, 04/01/2052		5,300	4,688
Uruguay Government International Bond
4.38%, 10/27/2027		1,783	1,806
4.38%, 01/23/2031		3,170	3,203
5.10%, 06/18/2050		1,868	1,876
Venezuela Government International Bond
6.00%, 12/09/2049(10)		30	2
7.00%, 03/31/2038(10)		187	15
7.65%, 04/21/2025(10)		534	44
7.75%, 10/13/2099(10)		100	7
8.25%, 10/13/2024(10)		7,294	584
9.00%, 05/07/2023(10)		110	9
9.00%, 05/07/2023(10)		7,405	592
9.25%, 09/15/2027(10)		1,049	87
9.25%, 05/07/2028(10)		420	35
11.75%, 10/21/2026(10)		120	10
11.95%, 08/05/2031(10)		3,200	264

Total Other Government Related			612,588

U.S. Treasury Obligations – 21.83%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/2027(12)		136,085	133,985
0.13%, 07/15/2030(12)		10,171	9,700
0.13%, 02/15/2052(12)		23,358	18,123
0.25%, 07/15/2029(12)(13)		40,606	39,373
0.25%, 02/15/2050(12)		3,846	3,035
0.63%, 02/15/2043(12)		377	333
0.75%, 02/15/2042(12)		640	585
0.75%, 02/15/2045(12)		4,297	3,847

0.88%, 02/15/2047(12)	4,312	3,983
1.00%, 02/15/2046(12)	2,440	2,312
1.00%, 02/15/2048(12)	3,869	3,692
1.00%, 02/15/2049(12)	6,445	6,201
1.38%, 02/15/2044(12)	620	634
2.13%, 02/15/2040(12)	268	312
2.13%, 02/15/2041(12)	396	460
U.S. Treasury Note/Bond
0.13%, 08/31/2022	186,755	186,309
0.13%, 09/30/2022	78,645	78,318
0.13%, 12/31/2022(13)	57,430	56,744
0.13%, 02/28/2023	97,570	95,912
0.13%, 04/30/2023	111,785	109,270
0.13%, 08/31/2023	100,725	97,448
0.25%, 04/15/2023	64,441	63,145
0.25%, 09/30/2023	237,345	229,520
0.25%, 03/15/2024	64,441	61,529
0.38%, 10/31/2023	33,975	32,834
0.38%, 09/15/2024	64,441	60,821
0.38%, 04/30/2025	95,425	88,563
0.50%, 03/15/2023	64,441	63,439
0.50%, 11/30/2023	124,500	120,269
0.50%, 03/31/2025	95,425	89,058
0.50%, 04/30/2027	48,605	43,019
0.50%, 05/31/2027	48,605	42,924
0.63%, 03/31/2027	48,605	43,389
0.75%, 08/31/2026	95,425	86,859
0.88%, 01/31/2024	68,555	66,338
0.88%, 09/30/2026	95,425	87,150
0.88%, 11/15/2030	78,150	65,985
1.13%, 02/29/2028	76,082	68,408
1.13%, 05/15/2040	25,840	17,987
1.13%, 08/15/2040	25,840	17,852
1.25%, 03/31/2028	298,605	269,771
1.25%, 08/15/2031	14,846	12,780
1.38%, 11/15/2031	403,700	350,147
1.38%, 11/15/2040	25,840	18,610
1.38%, 08/15/2050	73,900	48,644
1.50%, 02/15/2030	14,846	13,335
1.63%, 05/15/2031	14,846	13,265
1.75%, 08/15/2041	25,840	19,656
1.88%, 02/28/2027	110,900	105,268
1.88%, 02/15/2032	198,230	179,584
1.88%, 02/15/2051	38,400	28,805
2.00%, 11/15/2041	836,527	664,385
2.00%, 08/15/2051	36,035	27,850
2.25%, 08/15/2049	116,300	95,425
2.25%, 02/15/2052	264,765	217,893
2.38%, 02/15/2042	60,090	50,954
2.38%, 05/15/2051	36,035	30,420
2.50%, 04/30/2024	18,015	17,858
2.50%, 05/31/2024	139,070	137,815
2.50%, 02/15/2045	49,400	41,897
2.63%, 05/31/2027	153,485	150,583
2.75%, 05/15/2025	88,860	88,180
2.75%, 11/15/2047	36,285	32,506
2.88%, 06/15/2025	185,235	184,497
2.88%, 05/15/2032	1,292,013	1,277,478
2.88%, 05/15/2052	215,583	203,625
3.00%, 06/30/2024	8,235	8,239
3.00%, 05/15/2045	30,000	27,827
3.00%, 02/15/2048	51,835	48,838
3.00%, 08/15/2048	10,405	9,832
3.00%, 02/15/2049	64,740	61,693
3.13%, 05/15/2048	12,780	12,368
3.25%, 06/30/2027	190,210	192,068

Total U.S. Treasury Obligations		6,841,761

Total Government Related (Cost: $8,014,376)		7,454,349

Mortgage-Backed Obligations – 29.47%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)	4,300	4,149
280 Park Avenue 2017-280P Mortgage Trust
2.07% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,290
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(5)	13,839	13,369
Alen 2021-ACEN Mortgage Trust
2.47% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	10,717
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	387	371
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	118	114
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	189	183
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	200	195
Alternative Loan Trust 2005-56
3.08% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,515	3,260

Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,599	5,926
Alternative Loan Trust 2006-HY12
3.36%, 08/25/2036, Series 2006-HY12, Class A5(4)	153	144
Alternative Loan Trust 2006-OA17
1.81% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	11,009	9,187
Alternative Loan Trust 2006-OA22
2.04% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	9,965	8,819
Alternative Loan Trust 2006-OA3
2.02% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	4,295	3,714
Alternative Loan Trust 2006-OA7
1.42% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	9,274	7,719
Alternative Loan Trust 2006-OC5
2.14% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	6,688	5,880
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	13,163	8,426
Alternative Loan Trust 2007-HY7C
1.90% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	2,014	1,852
Alternative Loan Trust 2007-OA2
1.32% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	17,631	15,125
1.88% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	9,787	7,711
Alternative Loan Trust 2007-OA4
1.96% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,399	1,222
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(4)	732	695
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(4)	2,480	2,294
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(4)	3,246	2,965
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(4)	3,518	3,173
Angel Oak Mortgage Trust 2022-1
2.88%, 12/25/2066, Series 2022-1, Class A1(1)(5)	7,579	7,158
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(4)	39,864	38,223
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(1)(4)	433	431
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(4)	3,460	3,410
AREIT 2022-CRE6 Trust
2.02% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/16/2037, Series 2022-CRE6, Class A(1)(2)	9,650	9,266
Ashford Hospitality Trust 2018-KEYS
2.78% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,883
Austin Fairmont Hotel Trust 2019-FAIR
2.57% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,090
2.77% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,306
3.80% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/15/2032, Series 2019-FAIR, Class D(1)(2)	10,000	9,522
Aventura Mall Trust
4.25%, 07/05/2040, Series 2018-AVM, Class A(1)(4)	5,325	5,030
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
2.67% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 09/15/2034, Series 2018-DSNY, Class C(1)(2)	1,800	1,710
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A(1)(4)	6,575	6,359
BAMLL Re-REMIC Trust 2016-RRLD11
6.02%, 06/17/2050, Series 2016-LD11, Class AJB(1)(4)	100	33
Banc of America Funding 2015-R7 Trust
1.24% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	351	348
Banc of America Funding 2015-R8 Trust
1.16%, 11/26/2046, Series 2015-R8, Class 1A1(1)(4)	157	157
Banc of America Funding 2015-R9 Trust
1.83% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	5,270	5,183
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	5,560
BANK 2021-BNK37
2.62%, 11/15/2064, Series 2021-BN37, Class A5(4)	1,277	1,114
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(4)	5,549	4,606
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033, Series 2015-GTP, Class C(1)(4)	2,715	2,551
BBCMS 2017-DELC Mortgage Trust
2.52% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 08/15/2036, Series 2017-DELC, Class C(1)(2)	13,718	13,235
BBCMS Mortgage Trust 2021-C12
2.69%, 11/15/2054, Series 2021-C12, Class A5	1,192	1,041
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	1,730	1,767
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)	2,045	1,874
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)	1,086	1,060
BCAP LLC 2014-RR2
1.49% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	11,701	11,283
Bear Stearns ALT-A Trust 2005-1
2.75% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)	6,027	6,257
Bear Stearns ARM Trust 2003-3
3.00%, 05/25/2033, Series 2003-3, Class 3A1(4)	367	355
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(4)	509	485
Bear Stearns Mortgage Funding Trust 2007-AR4
1.83% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)	9,396	8,756

Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(4)		2,050	1,938
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055, Series 2022-B34, Class A5(4)		1,483	1,419
Benchmark 2022-B35 Mortgage Trust
4.59%, 05/15/2055, Series 2022-B35, Class A5(4)		1,070	1,082
BFLD 2019-DPLO
2.86% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)		4,650	4,486
BFLD Trust 2020-OBRK
3.37% (1 Month LIBOR USD + 2.05%, 2.05% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)		13,350	13,175
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(4)		8,591	7,865
BMO 2022-C2 Mortgage Trust
4.97%, 07/15/2054, Series 2022-C2, Class A5(4)		783	811
BOCA Commercial Mortgage Trust 2022-BOCA
2.27% (1 Month Term SOFR + 1.77%, 1.77% Floor), 05/15/2039, Series 2022-BOCA, Class A(1)(2)		1,587	1,555
BPR Trust 2021-NRD
3.46% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2023, Series 2021-NRD, Class B(1)(2)		2,815	2,712
3.76% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2023, Series 2021-NRD, Class C(1)(2)		2,880	2,755
5.06% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2023, Series 2021-NRD, Class D(1)(2)		1,770	1,679
BPR Trust 2022-OANA
3.18% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)		25,012	24,500
Braemar Hotels & Resorts Trust 2018-Prime
2.37% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)		3,000	2,887
Brass NO 8 Plc
2.11% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)		708	708
BRAVO Residential Funding Trust 2022-NQM1
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(4)		4,391	4,244
BX Commercial Mortgage Trust 2019-XL
2.24% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)		15,746	15,469
BX Commercial Mortgage Trust 2020-VIVA
3.67%, 03/11/2044, Series 2020-VIVA, Class D(1)(4)		5,500	4,438
BX Commercial Mortgage Trust 2022-AHP
3.12% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)		13,508	13,002
BX Commercial Mortgage Trust 2022-CSMO
2.86% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)		20,460	20,179
3.89% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)		12,065	11,854
BX Trust 2018-GW
2.12% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)		2,485	2,416
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)		7,400	6,612
4.08%, 12/09/2041, Series 2019-OC11, Class E(1)(4)		1,300	1,044
BX Trust 2021-RISE
3.07% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)		3,240	3,001
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,550
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(5)		8,260	7,736
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(1)		5,010	4,750
Canterbury Finance NO 1 Plc
1.95% (Sterling Overnight Index Average + 1.35%), 05/16/2056, Series 1, Class A2(2)	GBP	6,566	7,992
Cassia 2022-1 SRL
0.00% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A(1)(2)(3)	EUR	2,506	2,497
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		$5,185	4,527
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,591	2,731
CIM Trust 2018-R5
3.75%, 07/25/2058, Series 2018-R5, Class A1(1)(4)		5,417	5,396
CIM Trust 2018-R6
2.14% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058, Series 2018-R6, Class A1(1)(2)		7,567	7,386
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(4)		12,945	11,876
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(4)		15,436	14,417
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(4)		21,307	19,610
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(4)		12,682	11,356
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(4)		20,914	18,696
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(4)		4,788	4,385
CIM Trust 2021-NR2
2.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(5)		7,313	6,962
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(5)		12,737	12,068
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(4)		21,673	19,401
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(4)		9,831	9,292
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(4)		32,720	29,671
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(4)		33,026	30,014

CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(4)		25,572	21,781
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(4)		23,000	22,623
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(4)		37,401	36,275
Citigroup Commercial Mortgage Trust 2013-375P
3.63%, 05/10/2035, Series 2013-375P, Class C(1)(4)		9,030	8,652
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,369
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(4)		1,823	1,774
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(4)		1,287	1,127
Clavis Securities Plc
1.76% (3 Month LIBOR GBP + 0.17%), 12/15/2032, Series 2007-1, Class A3A(2)	GBP	780	907
Cold Storage Trust 2020-ICE5
2.97% (1 Month LIBOR USD + 1.65%, 1.43% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(6)		$3,534	3,436
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(4)		586	562
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(4)		18,150	16,456
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(4)		27,293	26,959
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(4)		34,679	34,247
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(1)		4,535	4,513
Comm 2013-CCRE13 Mortgage Trust
5.04%, 11/10/2046, Series 2013-CR13, Class C(4)		7,470	7,309
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5		1,990	1,958
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM		2,495	2,429
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3		3,110	2,998
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029, Series 2017-PANW, Class B(1)(4)		1,285	1,227
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)		5,150	4,797
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)		770	741
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(4)		16,078	14,966
Credit Suisse Mortgage Capital Certificates 2019-ICE4
2.30% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 05/15/2036, Series 2019-ICE4, Class A(1)(2)		18,943	18,633
CRSNT Trust 2021-MOON
2.53% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)		20,000	19,071
2.88% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)		12,000	11,391
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057, Series 2015-C2, Class AS(4)		5,670	5,462
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049, Series 2016-C6, Class A5		840	805
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4		6,050	5,412
3.28%, 09/15/2052, Series 2019-C17, Class AS		2,625	2,377
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4		67	67
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)		5,255	4,836
4.34%, 09/15/2037, Series 2014-USA, Class C(1)		400	355
4.37%, 09/15/2037, Series 2014-USA, Class D(1)		6,175	5,184
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)		2,741	2,528
3.53%, 08/15/2037, Series 2020-NET, Class C(1)		4,405	4,049
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)		8,807	8,538
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(1)(4)		2,694	2,599
CSMC 2021-ADV
3.63% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)		1,650	1,554
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(4)		13,304	11,927
CSMC 2021-RPL11 Trust
3.76%, 10/25/2061, Series 2021-RP11, Class PT(1)(4)		28,692	25,745
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(1)		995	893
CSMC 2021-RPL4 Trust
1.80%, 12/27/2060, Series 2021-RPL4, Class A1(1)(4)		10,094	9,492
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(4)		16,176	14,328
CSMC 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class PT(1)(4)		32,112	30,901
CSMC 2022-RPL3 Trust
3.61%, 03/25/2061, Series 2022-RPL3, Class A1(1)(4)		42,330	41,213
CSMC Trust 2013-5R
1.41% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)		758	765

CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)		1,239	1,068
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)		1,400	1,348
DBCG 2017-BBG Mortgage Trust
2.03% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,645	2,585
DBGS 2018-5BP Mortgage Trust
2.82% (1 Month LIBOR USD + 1.50%, 1.35% Floor), 06/15/2033, Series 2018-5BP, Class D(1)(2)		5,171	4,859
DBUBS 2017-BRBK Mortgage Trust
3.65%, 10/10/2034, Series 2017-BRBK, Class D(1)(4)		2,540	2,391
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)		12,545	11,041
Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(4)		2,438	2,230
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(4)		10,769	10,453
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
2.02% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		3,075	2,858
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035, Series 2015-11MD, Class A(1)(4)		870	841
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(4)		1,460	1,414
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(4)		896	867
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(4)		3,639	3,503
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(4)		4,612	4,147
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(4)		4,812	4,226
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(4)		15,899	14,492
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%, 1.00% Floor, 6.00% Cap), 04/23/2029, Series 35A, Class A(1)(2)	EUR	582	602
Eurosail-UK 2007-5np Plc
2.36% (3 Month LIBOR GBP + 0.77%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	7,925	9,011
Eurosail-UK 2007-6nc Plc
2.29% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045, Series 2007-6NCX, Class A3A(2)		181	215
Extended Stay America Trust 2021-ESH
2.41% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$76,271	74,355
3.03% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 07/15/2038, Series 2021-ESH, Class C(1)(2)		2,833	2,740
3.58% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D(1)(2)		1,849	1,784
Fannie Mae
1.50%, 07/01/2036(14)		28,436	25,857
1.50%, 07/01/2052(14)		28,300	23,484
2.00%, 06/01/2037(14)		79,785	74,468
2.00%, 07/01/2052(14)		261,987	227,315
2.00%, 08/01/2052(14)		493,125	427,401
2.50%, 07/01/2037(14)		46,601	44,499
2.50%, 07/01/2052(14)		283,065	254,515
2.50%, 08/01/2052(14)		647,823	581,706
3.00%, 07/01/2037(14)		1,596	1,559
3.00%, 07/01/2052(14)		270,912	252,266
3.00%, 08/01/2052(14)		49,275	45,826
3.50%, 07/01/2052(14)		185,264	178,157
3.50%, 08/01/2052(14)		343,224	329,628
4.00%, 07/01/2052(14)		241,729	238,363
4.50%, 07/01/2052(14)		71,935	72,208
5.00%, 07/01/2052(14)		15,361	15,678
5.00%, 08/01/2052(14)		8,468	8,618
Fannie Mae Pool
1.50%, 11/01/2041		40,323	34,552
1.50%, 12/01/2041		20,683	17,718
2.00%, 10/01/2040		6,507	5,819
2.00%, 11/01/2040		19,774	17,683
2.00%, 05/01/2041		6,835	6,111
2.00%, 06/01/2041		27,079	24,210
2.00%, 12/01/2041		3,194	2,855
2.00%, 02/01/2042		1,517	1,356
2.00%, 03/01/2042		14,426	12,824
2.00%, 04/01/2042		2,239	2,001
2.00%, 09/01/2050		2,582	2,251
2.00%, 10/01/2050		4,636	4,052
2.00%, 12/01/2050		1,112	973
2.00%, 12/01/2050		3,519	3,071
2.00%, 02/01/2051		3,830	3,340
2.00%, 03/01/2051		1,265	1,106
2.00%, 03/01/2051		2,283	1,993
2.00%, 04/01/2051		799	699
2.00%, 04/01/2051		1,411	1,235
2.00%, 04/01/2051		2,273	1,984
2.00%, 04/01/2051		2,665	2,331
2.00%, 08/01/2051		9,347	8,150
2.00%, 08/01/2051		10,781	9,399
2.00%, 10/01/2051		45,520	39,618
2.00%, 11/01/2051		373	324
2.00%, 11/01/2051		1,335	1,168
2.00%, 11/01/2051		1,725	1,508
2.00%, 11/01/2051		3,149	2,746

2.00%, 11/01/2051	4,625	4,036
2.00%, 11/01/2051	5,251	4,585
2.00%, 11/01/2051	5,970	5,204
2.00%, 12/01/2051	796	700
2.00%, 12/01/2051	1,757	1,532
2.00%, 12/01/2051	2,685	2,342
2.00%, 12/01/2051	4,084	3,560
2.00%, 12/01/2051	4,133	3,603
2.00%, 12/01/2051	6,108	5,316
2.00%, 01/01/2052	990	864
2.00%, 01/01/2052	2,925	2,551
2.00%, 01/01/2052	3,206	2,796
2.00%, 01/01/2052	3,692	3,220
2.00%, 01/01/2052	4,984	4,359
2.00%, 01/01/2052	111,129	96,882
2.00%, 02/01/2052	1,895	1,654
2.00%, 02/01/2052	2,261	1,972
2.00%, 02/01/2052	4,290	3,741
2.00%, 02/01/2052	9,516	8,296
2.00%, 02/01/2052	18,313	15,965
2.00%, 02/01/2052	29,728	25,831
2.00%, 03/01/2052	2,362	2,060
2.00%, 03/01/2052	3,413	2,975
2.00%, 03/01/2052	6,245	5,444
2.46%, 04/01/2040	8,775	6,917
2.50%, 11/01/2031	1,014	995
2.50%, 01/01/2032	856	839
2.50%, 02/01/2035	2,485	2,437
2.50%, 07/01/2050	3,499	3,192
2.50%, 07/01/2050	5,395	4,901
2.50%, 07/01/2050	5,451	4,951
2.50%, 07/01/2050	5,461	4,961
2.50%, 08/01/2050	1,732	1,578
2.50%, 08/01/2050	5,728	5,203
2.50%, 08/01/2050	6,932	6,297
2.50%, 11/01/2050	1,233	1,125
2.50%, 11/01/2050	3,963	3,615
2.50%, 01/01/2051	957	869
2.50%, 02/01/2051	4,913	4,433
2.50%, 02/01/2051	22,404	20,218
2.50%, 02/01/2051	31,269	28,218
2.50%, 11/01/2051	2,526	2,297
2.50%, 01/01/2052	2,803	2,550
2.50%, 01/01/2052	4,465	4,036
2.50%, 01/01/2052	4,890	4,437
2.50%, 01/01/2052	5,943	5,386
2.50%, 01/01/2052	5,946	5,392
2.50%, 01/01/2052	6,710	6,089
2.50%, 01/01/2052	7,409	6,703
2.50%, 01/01/2052	8,990	8,146
2.50%, 02/01/2052	1,031	937
2.50%, 02/01/2052	1,478	1,341
2.50%, 02/01/2052	5,258	4,766
2.50%, 02/01/2052	6,249	5,660
3.00%, 02/01/2030	3,754	3,729
3.00%, 03/01/2030	4,118	4,099
3.00%, 09/01/2030	1,212	1,208
3.00%, 04/01/2031	5,342	5,337
3.00%, 06/01/2032	615	610
3.00%, 09/01/2032	1,215	1,202
3.00%, 10/01/2032	4,530	4,490
3.00%, 12/01/2032	1,304	1,293
3.00%, 12/01/2032	2,780	2,770
3.00%, 10/01/2033	1,119	1,099
3.00%, 11/01/2033	3,653	3,626
3.00%, 02/01/2034	2,005	1,987
3.00%, 12/01/2034	2,987	2,951
3.00%, 01/01/2035	1,072	1,059
3.00%, 01/01/2035	1,949	1,925
3.00%, 02/01/2035	1,747	1,726
3.00%, 02/01/2035	2,861	2,829
3.00%, 11/01/2035	4,502	4,493
3.00%, 11/01/2036	859	846
3.00%, 11/01/2036	1,139	1,118
3.00%, 12/01/2036	1,124	1,099
3.00%, 03/01/2038	925	891
3.00%, 01/01/2043	1,307	1,249
3.00%, 02/01/2043	2,058	1,967
3.00%, 04/01/2043	1,497	1,430
3.00%, 06/01/2043	1,614	1,542
3.00%, 08/01/2043	4,611	4,404
3.00%, 09/01/2043	746	712
3.00%, 07/01/2045	3,041	2,893
3.00%, 05/01/2046	3,733	3,538
3.00%, 07/01/2046	901	852
3.00%, 09/01/2046	2,990	2,858
3.00%, 10/01/2046	1,078	1,022

3.00%, 11/01/2046	226	214
3.00%, 11/01/2046	789	746
3.00%, 11/01/2046	1,055	998
3.00%, 11/01/2046	1,058	1,001
3.00%, 11/01/2046	1,124	1,064
3.00%, 11/01/2046	2,573	2,436
3.00%, 01/01/2047	1,131	1,069
3.00%, 01/01/2047	8,040	7,609
3.00%, 04/01/2047	1,038	983
3.00%, 04/01/2047	1,323	1,249
3.00%, 06/01/2047	1,489	1,411
3.00%, 08/01/2047	6,589	6,247
3.00%, 11/01/2047	2,591	2,450
3.00%, 04/01/2048	11,999	11,455
3.00%, 09/01/2048	870	825
3.00%, 02/01/2049	1,231	1,166
3.00%, 08/01/2049	1,210	1,142
3.00%, 08/01/2049	24,538	22,882
3.00%, 09/01/2049	16,358	15,388
3.00%, 09/01/2049	20,346	19,094
3.00%, 10/01/2049	32,666	30,637
3.00%, 11/01/2049	24,043	22,562
3.00%, 03/01/2050	1,223	1,141
3.00%, 03/01/2050	8,199	7,661
3.00%, 07/01/2050	2,210	2,070
3.00%, 07/01/2050	27,343	25,691
3.00%, 08/01/2050	1,208	1,129
3.00%, 08/01/2050	2,203	2,058
3.00%, 10/01/2050	3,819	3,568
3.00%, 04/01/2051	9,673	9,093
3.00%, 03/01/2052	145	135
3.00%, 03/01/2052	281	263
3.00%, 03/01/2052	1,000	933
3.00%, 03/01/2052	45,988	42,883
3.00%, 04/01/2052	276	258
3.00%, 04/01/2052	371	347
3.00%, 04/01/2052	536	500
3.00%, 04/01/2052	2,563	2,392
3.00%, 04/01/2052	7,260	6,769
3.00%, 04/01/2052	74,036	69,036
3.00%, 05/01/2052	1,000	933
3.00%, 05/01/2052	1,000	933
3.00%, 05/01/2052	1,234	1,151
3.00%, 05/01/2052	10,999	10,258
3.00%, 06/01/2052	500	467
3.00%, 06/01/2052	1,000	932
3.00%, 06/01/2052	1,000	933
3.00%, 06/01/2052	2,226	2,075
3.00%, 06/01/2052	4,766	4,448
3.00%, 06/01/2052	68,660	64,076
3.00%, 07/01/2052	44,838	41,814
3.50%, 11/01/2032	833	835
3.50%, 09/01/2033	3,000	2,998
3.50%, 12/01/2033	2,630	2,627
3.50%, 07/01/2034	2,570	2,572
3.50%, 01/01/2038	2,181	2,145
3.50%, 09/01/2042	79	77
3.50%, 12/01/2042	529	518
3.50%, 12/01/2042	757	740
3.50%, 06/01/2043	712	700
3.50%, 06/01/2043	1,034	1,013
3.50%, 08/01/2043	53	52
3.50%, 01/01/2044	2,488	2,433
3.50%, 06/01/2045	789	771
3.50%, 06/01/2045	1,010	990
3.50%, 07/01/2045	1,103	1,080
3.50%, 09/01/2045	1,745	1,714
3.50%, 11/01/2045	2,112	2,065
3.50%, 02/01/2046	4,137	4,045
3.50%, 06/01/2046	1,313	1,290
3.50%, 06/01/2046	1,620	1,584
3.50%, 06/01/2046	1,751	1,713
3.50%, 09/01/2046	1,856	1,815
3.50%, 12/01/2046	686	670
3.50%, 01/01/2047	2,188	2,140
3.50%, 01/01/2047	7,041	6,896
3.50%, 02/01/2047	442	432
3.50%, 07/01/2047	3,009	2,946
3.50%, 08/01/2047	6,538	6,393
3.50%, 11/01/2047	3,102	3,034
3.50%, 12/01/2047	1,358	1,323
3.50%, 12/01/2047	1,694	1,653
3.50%, 12/01/2047	1,897	1,855
3.50%, 12/01/2047	2,043	1,998
3.50%, 01/01/2048	1,957	1,913
3.50%, 01/01/2048	3,816	3,731
3.50%, 01/01/2048	5,058	4,943

3.50%, 02/01/2048	804	787
3.50%, 02/01/2048	5,056	4,944
3.50%, 12/01/2048	10,611	10,378
3.50%, 06/01/2049	5,953	5,792
3.50%, 09/01/2049	2,341	2,276
3.50%, 07/01/2050	4,639	4,518
3.50%, 01/01/2051	14,246	13,871
3.50%, 07/01/2051	3,113	3,005
3.50%, 03/01/2052	125	120
3.50%, 04/01/2052	416	401
3.50%, 04/01/2052	13,999	13,618
3.50%, 05/01/2052	50	48
3.50%, 05/01/2052	509	490
3.50%, 05/01/2052	2,025	1,951
3.50%, 05/01/2052	4,373	4,211
3.50%, 06/01/2052	285	274
3.50%, 06/01/2052	500	481
3.50%, 06/01/2052	775	747
3.50%, 06/01/2052	38,753	37,314
3.50%, 07/01/2052	5,000	4,817
3.50%, 07/01/2052	118,344	113,952
4.00%, 02/01/2039	97	97
4.00%, 11/01/2040	1,150	1,149
4.00%, 01/01/2042	1,271	1,285
4.00%, 03/01/2042	1,520	1,537
4.00%, 06/01/2042	5,317	5,325
4.00%, 08/01/2042	1,154	1,160
4.00%, 12/01/2043	1,158	1,164
4.00%, 06/01/2045	2,469	2,452
4.00%, 10/01/2045	1,121	1,126
4.00%, 12/01/2045	1,904	1,917
4.00%, 03/01/2046	5,513	5,553
4.00%, 09/01/2046	594	596
4.00%, 12/01/2046	2,102	2,112
4.00%, 02/01/2047	978	985
4.00%, 02/01/2047	1,629	1,640
4.00%, 03/01/2047	686	688
4.00%, 04/01/2047	181	181
4.00%, 04/01/2047	699	702
4.00%, 05/01/2047	15	15
4.00%, 05/01/2047	770	773
4.00%, 06/01/2047	770	770
4.00%, 07/01/2047	695	696
4.00%, 08/01/2047	26	26
4.00%, 08/01/2047	773	773
4.00%, 08/01/2047	1,111	1,120
4.00%, 08/01/2047	6,392	6,408
4.00%, 09/01/2047	122	122
4.00%, 10/01/2047	3,451	3,462
4.00%, 01/01/2048	48	48
4.00%, 03/01/2048	118	118
4.00%, 04/01/2048	60	60
4.00%, 04/01/2048	218	218
4.00%, 05/01/2048	251	251
4.00%, 06/01/2048	3,877	3,888
4.00%, 07/01/2048	169	169
4.00%, 07/01/2048	180	180
4.00%, 07/01/2048	3,017	3,009
4.00%, 08/01/2048	11	11
4.00%, 08/01/2048	50	50
4.00%, 08/01/2048	198	198
4.00%, 09/01/2048	18	18
4.00%, 09/01/2048	86	86
4.00%, 09/01/2048	118	117
4.00%, 09/01/2048	1,271	1,272
4.00%, 09/01/2048	11,449	11,476
4.00%, 10/01/2048	530	530
4.00%, 11/01/2048	27	27
4.00%, 11/01/2048	215	215
4.00%, 12/01/2048	75	75
4.00%, 12/01/2048	164	164
4.00%, 12/01/2048	644	643
4.00%, 01/01/2049	3,271	3,283
4.00%, 02/01/2049	2,794	2,796
4.00%, 03/01/2049	368	369
4.00%, 03/01/2049	11,667	11,677
4.00%, 06/01/2049	16,646	16,581
4.00%, 08/01/2049	105	105
4.00%, 09/01/2049	4,911	4,915
4.00%, 10/01/2049	91	91
4.00%, 11/01/2049	392	391
4.00%, 11/01/2049	734	729
4.00%, 12/01/2049	351	350
4.00%, 12/01/2049	601	599
4.00%, 02/01/2050	4,703	4,700
4.00%, 03/01/2050	2,381	2,361
4.00%, 03/01/2050	5,325	5,300

4.00%, 04/01/2050		146	145
4.00%, 04/01/2050		975	968
4.00%, 05/01/2050		730	725
4.00%, 05/01/2050		1,989	1,989
4.00%, 06/01/2050		2,663	2,644
4.00%, 08/01/2050		883	875
4.00%, 08/01/2050		69,003	68,434
4.00%, 11/01/2050		61	61
4.00%, 11/01/2050		196	195
4.00%, 01/01/2051		256	254
4.00%, 01/01/2051		10,285	10,257
4.00%, 03/01/2051		1,327	1,322
4.00%, 03/01/2051		11,613	11,581
4.00%, 05/01/2051		26,369	26,392
4.00%, 10/01/2051		27,309	27,220
4.00%, 05/01/2052		8,999	8,885
4.50%, 11/01/2035		150	155
4.50%, 11/01/2040		957	987
4.50%, 05/01/2041		1,583	1,629
4.50%, 05/01/2041		2,638	2,717
4.50%, 06/01/2045		171	175
4.50%, 02/01/2046		949	975
4.50%, 03/01/2046		766	773
4.50%, 09/01/2046		1,237	1,273
4.50%, 02/01/2047		3,725	3,844
4.50%, 05/01/2047		2,180	2,250
4.50%, 11/01/2047		1,410	1,440
4.50%, 04/01/2048		828	833
4.50%, 05/01/2048		2,107	2,128
4.50%, 05/01/2048		5,207	5,259
4.50%, 08/01/2048		467	471
4.50%, 08/01/2048		3,602	3,636
4.50%, 09/01/2048		1,187	1,196
4.50%, 11/01/2048		642	646
4.50%, 12/01/2048		1,535	1,548
4.50%, 05/01/2049		2,491	2,535
4.50%, 09/01/2049		5,408	5,518
4.50%, 01/01/2050		3,269	3,293
5.00%, 11/01/2044		1,642	1,727
5.50%, 05/01/2034		905	969
5.50%, 12/01/2039		158	169
5.50%, 03/01/2040		997	1,069
5.50%, 06/01/2041		141	151
5.50%, 02/01/2042		592	633
5.50%, 10/01/2043		279	299
5.50%, 05/01/2044		3,629	3,890
6.00%, 07/01/2041		3,305	3,622
Fannie Mae REMICS
2.12% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		2,142	2,139
3.00%, 09/25/2049, Series 2019-52, Class PA		402	383
3.50%, 03/25/2042, Series 2012-20, Class ZT		2,530	2,420
3.50%, 01/25/2047, Series 2018-55, Class PA		3,113	3,118
3.50%, 06/25/2047, Series 2018-38, Class PA		3,646	3,640
4.00%, 05/25/2047, Series 2018-86, Class JA		1,263	1,266
Flagstar Mortgage Trust 2017-2
4.05%, 10/25/2047, Series 2017-2, Class B1(1)(4)		1,225	1,179
Flagstar Mortgage Trust 2020-1NV
2.47% (1 Month LIBOR USD + 0.85%), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		851	803
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(4)		4,015	3,346
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(4)		5,808	4,962
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)		7,500	7,213
Formentera Issuer Plc
1.35% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 2022-1, Class A(2)	GBP	27,464	33,007
Freddie Mac Gold Pool
2.50%, 02/01/2032		$4,682	4,595
3.00%, 03/01/2031		305	304
3.00%, 12/01/2032		1,018	1,007
3.00%, 06/01/2033		419	414
3.00%, 02/01/2038		1,334	1,287
3.00%, 04/01/2046		64	61
3.00%, 06/01/2046		2,374	2,252
3.00%, 08/01/2046		2,924	2,772
3.00%, 09/01/2046		8,872	8,407
3.00%, 10/01/2046		2,848	2,705
3.00%, 11/01/2046		3,165	2,993
3.00%, 12/01/2046		2,164	2,053
3.00%, 01/01/2047		3,943	3,734
3.00%, 02/01/2047		3,933	3,722
3.00%, 03/01/2047		2,332	2,207
3.00%, 04/01/2047		1,426	1,347
3.50%, 05/01/2033		211	211
3.50%, 08/01/2033		1,686	1,690
3.50%, 08/01/2033		4,889	4,898
3.50%, 11/01/2033		3,179	3,171
3.50%, 07/01/2043		185	181

3.50%, 10/01/2045	5,426	5,319
3.50%, 06/01/2046	2,077	2,022
3.50%, 08/01/2046	3,327	3,277
3.50%, 08/01/2046	9,774	9,615
3.50%, 11/01/2046	805	789
3.50%, 02/01/2047	389	382
3.50%, 04/01/2047	1,533	1,501
3.50%, 04/01/2047	7,599	7,437
3.50%, 09/01/2047	5,272	5,160
3.50%, 10/01/2047	1,147	1,124
3.50%, 11/01/2047	779	762
3.50%, 11/01/2047	1,259	1,232
3.50%, 12/01/2047	17,624	17,248
3.50%, 01/01/2048	930	911
3.50%, 01/01/2048	12,360	12,189
3.50%, 02/01/2048	832	813
3.50%, 03/01/2048	14,487	14,174
3.50%, 03/01/2048	15,386	15,058
3.50%, 03/01/2048	18,509	18,114
4.00%, 01/01/2045	919	927
4.00%, 12/01/2045	1,873	1,892
4.00%, 03/01/2048	4,365	4,380
4.00%, 07/01/2048	4,762	4,777
4.00%, 11/01/2048	18,540	18,599
4.50%, 05/01/2044	171	176
4.50%, 06/01/2045	420	434
4.50%, 02/01/2046	443	457
4.50%, 05/01/2046	469	484
4.50%, 06/01/2046	477	491
4.50%, 02/01/2047	382	395
4.50%, 12/01/2047	1,216	1,235
4.50%, 10/01/2048	2,894	2,928
5.00%, 07/01/2048	616	637
5.00%, 08/01/2048	275	284
5.00%, 09/01/2048	192	198
5.00%, 10/01/2048	842	870
5.00%, 11/01/2048	1,288	1,330
5.50%, 08/01/2041	3,487	3,743
8.00%, 04/01/2032	126	140
Freddie Mac Multifamily Structured Pass-Through Certificates
0.86%, 01/25/2031, Series KLU1, Class X1(4)	286,122	6,493
1.05%, 04/25/2034, Series K-1512, Class X1(4)	18,891	1,402
3.01%, 12/25/2047, Series Q010, Class APT2(4)	170	170
3.09%, 10/25/2046, Series Q010, Class APT3(4)	211	209
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,503
Freddie Mac Pool
2.00%, 09/01/2040	10,388	9,307
2.00%, 10/01/2040	8,147	7,283
2.00%, 02/01/2042	923	825
2.00%, 03/01/2042	3,396	3,011
2.00%, 04/01/2042	956	852
2.00%, 08/01/2050	730	637
2.00%, 11/01/2050	1,298	1,136
2.00%, 03/01/2051	8,078	7,042
2.00%, 04/01/2051	4,274	3,740
2.00%, 04/01/2051	83,902	73,144
2.00%, 05/01/2051	2,294	2,006
2.00%, 07/01/2051	9,243	8,100
2.00%, 09/01/2051	522	456
2.00%, 09/01/2051	2,645	2,307
2.00%, 10/01/2051	688	599
2.00%, 10/01/2051	8,553	7,456
2.00%, 12/01/2051	426	372
2.00%, 12/01/2051	1,043	909
2.00%, 12/01/2051	2,226	1,940
2.00%, 12/01/2051	2,837	2,474
2.00%, 12/01/2051	5,044	4,386
2.00%, 01/01/2052	4,925	4,317
2.00%, 01/01/2052	6,605	5,760
2.00%, 01/01/2052	21,197	18,562
2.00%, 02/01/2052	275	240
2.00%, 02/01/2052	919	801
2.00%, 02/01/2052	2,453	2,139
2.50%, 07/01/2050	961	871
2.50%, 02/01/2051	8,241	7,510
2.50%, 05/01/2051	4,816	4,406
2.50%, 05/01/2051	21,569	19,554
2.50%, 11/01/2051	4,582	4,161
2.50%, 11/01/2051	20,717	18,807
2.50%, 12/01/2051	11,627	10,541
2.50%, 01/01/2052	13,953	12,616
2.50%, 01/01/2052	53,236	48,255
2.50%, 02/01/2052	82,506	74,266
2.50%, 04/01/2052	21,561	19,408
3.00%, 05/01/2031	4,105	4,102
3.00%, 11/01/2034	1,070	1,058
3.00%, 09/01/2046	7,527	7,151

3.00%, 05/01/2047	3,106	2,948
3.00%, 09/01/2049	1,403	1,323
3.00%, 11/01/2049	9,489	8,924
3.00%, 01/01/2050	7,374	6,919
3.00%, 01/01/2050	28,918	27,154
3.00%, 02/01/2050	3,606	3,339
3.00%, 02/01/2050	7,997	7,552
3.00%, 04/01/2050	5,652	5,307
3.00%, 07/01/2050	24,384	22,920
3.00%, 08/01/2050	4,954	4,654
3.00%, 12/01/2050	8,531	8,021
3.00%, 02/01/2052	77	72
3.00%, 03/01/2052	1,000	932
3.00%, 03/01/2052	71,485	66,657
3.00%, 04/01/2052	916	854
3.00%, 04/01/2052	1,000	933
3.00%, 04/01/2052	1,000	934
3.00%, 05/01/2052	1,000	932
3.00%, 05/01/2052	1,000	933
3.00%, 05/01/2052	3,050	2,845
3.00%, 06/01/2052	1,000	933
3.00%, 06/01/2052	1,200	1,120
3.00%, 06/01/2052	1,500	1,400
3.00%, 06/01/2052	14,539	13,568
3.00%, 06/01/2052	56,744	52,913
3.00%, 07/01/2052	195,759	182,538
3.50%, 06/01/2033	3,953	3,958
3.50%, 06/01/2046	335	327
3.50%, 11/01/2047	14,375	14,054
3.50%, 12/01/2047	174	171
3.50%, 03/01/2048	3,897	3,809
3.50%, 08/01/2049	2,461	2,392
3.50%, 01/01/2050	475	461
3.50%, 11/01/2050	2,383	2,314
3.50%, 02/01/2052	25	24
3.50%, 04/01/2052	1,366	1,316
3.50%, 05/01/2052	338	326
3.50%, 05/01/2052	9,904	9,536
3.50%, 06/01/2052	376	362
3.50%, 06/01/2052	432	416
3.50%, 06/01/2052	951	916
3.50%, 06/01/2052	977	942
3.50%, 06/01/2052	2,528	2,435
3.50%, 06/01/2052	7,705	7,419
3.50%, 07/01/2052	23,675	22,796
4.00%, 08/01/2038	371	372
4.00%, 05/01/2047	205	206
4.00%, 04/01/2048	223	224
4.00%, 07/01/2048	11	11
4.00%, 07/01/2048	252	252
4.00%, 07/01/2048	638	639
4.00%, 11/01/2048	334	335
4.00%, 12/01/2048	294	294
4.00%, 12/01/2049	1,745	1,738
4.00%, 01/01/2050	2,251	2,236
4.00%, 02/01/2050	1,474	1,472
4.00%, 03/01/2050	61	61
4.00%, 03/01/2050	171	171
4.00%, 03/01/2050	5,402	5,423
4.00%, 05/01/2050	68	67
4.00%, 05/01/2050	75	75
4.00%, 06/01/2050	101	101
4.00%, 06/01/2050	638	632
4.00%, 05/01/2051	255	251
4.00%, 09/01/2051	57	56
4.00%, 07/01/2052	8,599	8,569
5.00%, 12/01/2041	646	663
5.00%, 03/01/2042	183	196
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	916	889
3.00%, 04/15/2049, Series 4879, Class BC	2,283	2,180
Freddie Mac STACR REMIC Trust 2020-DNA6
1.83% (30-day Average SOFR + 0.90%), 12/25/2050, Series 2020-DNA6, Class M1(1)(2)	6	6
Freddie Mac STACR REMIC Trust 2021-DNA5
2.58% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	3,510	3,384
Freddie Mac STACR REMIC Trust 2021-HQA1
1.63% (30-day Average SOFR + 0.70%), 08/25/2033, Series 2021-HQA1, Class M1(1)(2)	3,015	2,992
Freddie Mac STACR REMIC Trust 2021-HQA3
1.78% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	8,939	8,632
Freddie Mac STACR Trust 2018-DNA2
2.57% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	5,420	5,362
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	43,140	40,903
Freddie Mac Structured Agency Credit Risk Debt Notes
1.73% (30-day Average SOFR + 0.80%), 08/25/2033, Series 2021-DNA2, Class M1(1)(2)	2,280	2,265
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1(1)(4)	1,267	1,237

FREMF 2018-K731 Mortgage Trust
4.07%, 02/25/2025, Series 2018-K731, Class B(1)(4)	4,525	4,487
FREMF 2019-K736 Mortgage Trust
3.88%, 07/25/2026, Series 2019-K736, Class B(1)(4)	5,440	5,284
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052, Series 2019-K94, Class B(1)(4)	2,800	2,653
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052, Series 2019-K98, Class B(1)(4)	2,895	2,701
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(4)	469	461
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(4)	525	517
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(4)	3,383	3,345
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(4)	2,193	2,107
GCT Commercial Mortgage Trust 2021-GCT
3.02% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	2,875
Ginnie Mae
2.00%, 07/01/2050(14)	50,933	45,223
2.50%, 07/21/2052(14)	131,993	120,774
3.00%, 07/20/2049, Series 2019-90, Class HE	211	202
3.00%, 09/20/2049, Series 2019-119, Class JE	1,561	1,496
3.00%, 07/01/2052(14)	12,192	11,492
3.50%, 08/20/2048, Series 2018-115, Class DE	2,583	2,564
3.50%, 09/20/2048, Series 2018-124, Class NW	2,002	1,997
3.50%, 12/20/2048, Series 2019-44, Class CA	56	56
3.50%, 07/01/2052(14)	23,780	23,104
4.00%, 07/01/2052(14)	12,568	12,513
4.50%, 07/01/2052(14)	5,038	5,112
Ginnie Mae I Pool
4.50%, 05/15/2041	287	296
5.00%, 09/15/2041	112	119
5.00%, 07/15/2044	85	90
7.50%, 08/15/2033	108	116
Ginnie Mae II Pool
2.00%, 08/20/2050	15,246	13,630
2.00%, 11/20/2050	10,739	9,586
2.00%, 01/20/2051	24,357	21,737
2.00%, 02/20/2051	1,809	1,613
2.50%, 10/20/2051	57,916	53,204
2.50%, 12/20/2051	37,429	34,372
3.00%, 02/20/2043	1,317	1,243
3.00%, 06/20/2045	14,126	13,549
3.00%, 10/20/2045	2,775	2,662
3.00%, 05/20/2046	4,448	4,267
3.00%, 07/20/2046	5,444	5,223
3.00%, 10/20/2046	845	811
3.00%, 12/20/2046	2,071	1,986
3.00%, 03/20/2047	555	533
3.00%, 09/20/2047	5,553	5,301
3.00%, 11/20/2047	1,933	1,844
3.00%, 01/20/2048	2,449	2,332
3.00%, 10/20/2049	5,000	4,699
3.00%, 03/20/2050	2,421	2,274
3.00%, 04/20/2050	136	127
3.00%, 04/20/2051	12,761	12,084
3.00%, 07/20/2051	24,647	23,307
3.50%, 06/20/2043	874	868
3.50%, 07/20/2043	880	873
3.50%, 01/20/2045	1,128	1,114
3.50%, 12/20/2045	1,032	1,018
3.50%, 01/20/2046	710	702
3.50%, 03/20/2046	7,821	7,725
3.50%, 04/20/2046	2,589	2,553
3.50%, 05/20/2046	1,190	1,173
3.50%, 06/20/2046	1,675	1,650
3.50%, 12/20/2046	1,770	1,745
3.50%, 01/20/2047	2,145	2,117
3.50%, 04/20/2047	2,879	2,830
3.50%, 05/20/2047	126	124
3.50%, 06/20/2047	7,615	7,500
3.50%, 07/20/2047	2,202	2,168
3.50%, 08/20/2047	1,957	1,925
3.50%, 09/20/2047	4,979	4,920
3.50%, 10/20/2047	396	389
3.50%, 11/20/2047	6,810	6,695
3.50%, 12/20/2047	4,506	4,430
3.50%, 01/20/2048	3,117	3,064
3.50%, 02/20/2048	1,546	1,527
3.50%, 02/20/2048	4,471	4,417
3.50%, 02/20/2048	7,080	6,949
3.50%, 04/20/2048	12,394	12,302
3.50%, 05/20/2048	3,530	3,470
3.50%, 06/20/2049	238	228
3.50%, 07/20/2049	1,503	1,439
3.50%, 03/20/2050	631	617

3.50%, 02/20/2051		10,750	10,515
3.50%, 08/20/2051		10,140	9,887
4.00%, 09/20/2045		766	773
4.00%, 03/20/2047		568	571
4.00%, 04/20/2047		1,184	1,191
4.00%, 05/20/2047		928	934
4.00%, 06/20/2047		1,050	1,057
4.00%, 09/20/2047		1,480	1,491
4.00%, 11/20/2047		1,048	1,055
4.00%, 12/20/2047		998	1,005
4.00%, 01/20/2048		1,363	1,370
4.00%, 06/20/2048		5,345	5,372
4.00%, 08/20/2048		1,991	2,001
4.00%, 09/20/2048		1,133	1,138
4.00%, 10/20/2048		443	445
4.00%, 10/20/2050		9,455	9,477
4.50%, 07/20/2045		1,660	1,739
4.50%, 09/20/2046		2,047	2,099
4.50%, 01/20/2047		1,349	1,410
4.50%, 05/20/2047		2,290	2,375
4.50%, 06/20/2047		3,107	3,196
4.50%, 08/20/2047		905	939
4.50%, 09/20/2047		902	935
4.50%, 08/20/2048		3,773	3,840
4.50%, 09/20/2048		410	417
5.00%, 12/20/2044		155	165
5.00%, 06/20/2047		1,653	1,715
5.00%, 09/20/2047		940	975
5.00%, 12/20/2047		644	668
5.00%, 01/20/2048		832	861
5.00%, 02/20/2048		633	661
5.00%, 08/20/2048		1,410	1,450
5.00%, 10/20/2048		1,223	1,259
5.50%, 05/20/2048		1,160	1,221
5.50%, 11/20/2048		694	728
5.50%, 03/20/2049		915	962
Gosforth Funding 2018-1 Plc
1.97% (3 Month LIBOR USD + 0.45%), 08/25/2060, Series 2018-1A, Class A1(1)(2)		138	137
Government National Mortgage Association
1.25%, 01/16/2061, Series 2021-31, Class B		9,950	7,648
1.25%, 09/16/2062, Series 2020-193, Class AC		4,800	3,718
1.34%, 06/16/2063, Series 2021-14, Class AB		5,842	4,583
1.40%, 06/16/2063, Series 2021-21, Class AH		9,516	7,576
1.50%, 06/16/2063, Series 2021-2, Class AH		13,543	10,803
Great Wolf Trust 2019-WOLF
2.36% (1 Month LIBOR USD + 1.03%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655	13,277
Grifonas Finance No 1 Plc
0.00% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)(3)	EUR	3,455	3,470
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class A(1)(4)		$3,430	3,182
3.67%, 03/05/2033, Series 2013-PEMB, Class D(1)(4)		5,150	4,047
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	7,977
GS Mortgage Securities Corp. Trust 2021-DM
2.21% (1 Month LIBOR USD + 0.89%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		9,830	9,442
GS Mortgage Securities Corp. Trust 2021-STAR
2.27% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 12/15/2036, Series 2021-STAR, Class A(1)(2)		5,100	4,899
GS Mortgage Securities Corp. Trust 2022-SROA
3.78% (1 Month Term SOFR + 2.65%, 2.70% Floor), 07/12/2024, Series 2022-SROA, Class A(1)(2)(8)		6,000	6,000
GS Mortgage Securities Trust 2011-GC5
5.30%, 08/10/2044, Series 2011-GC5, Class D(1)(4)		266	113
GS Mortgage Securities Trust 2013-G1
3.72%, 04/10/2031, Series 2013-G1, Class B(1)(4)		3,560	3,423
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(4)		7,561	7,470
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		12,558	12,462
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355	2,267
4.89%, 01/10/2047, Series 2014-GC18, Class B(4)		9,523	8,718
GS Mortgage-Backed Securities Trust 2020-INV1
2.95%, 10/25/2050, Series 2020-INV1, Class A14(1)(4)		4,206	3,798
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(4)		6,013	4,998
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(4)		3,751	3,110
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(4)		11,325	10,328
HarborView Mortgage Loan Trust 2005-9
2.51% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		5,120	4,759
HarborView Mortgage Loan Trust 2006-10
1.81% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		7,519	6,401
HarborView Mortgage Loan Trust 2006-12
1.82% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		25,950	22,692
HarborView Mortgage Loan Trust 2006-7
2.00% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,689	2,482
HarborView Mortgage Loan Trust 2007-6
1.81% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		6,547	5,730

Harbour
1.30% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1(2)	GBP	896	1,079
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(4)		$3,652	3,518
Hawaii Hotel Trust 2019-MAUI
2.77% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 05/15/2038, Series 2019-MAUI, Class B(1)(2)		1,155	1,117
Hawksmoor Mortgages
1.70% (Sterling Overnight Index Average + 1.05%), 05/25/2053, Series 2019-1A, Class A(1)(2)	GBP	15,141	18,428
Hilton Orlando Trust 2018-ORL
2.52% (1 Month LIBOR USD + 1.20%, 1.05% Floor), 12/15/2034, Series 2018-ORL, Class B(1)(2)		$350	337
2.77% (1 Month LIBOR USD + 1.45%, 1.30% Floor), 12/15/2034, Series 2018-ORL, Class C(1)(2)		14,000	13,401
Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065, Series 2020-2, Class A1(1)(4)		381	379
HPLY Trust 2019-HIT
3.60% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C(1)(2)		7,705	7,358
HSI Asset Securitization Corp. Trust 2005-NC1
2.58% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		6,336	6,151
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039, Series 2019-30HY, Class A(1)		6,570	5,927
Hudson Yards 2019-55HY Mortgage Trust
3.04%, 12/10/2041, Series 2019-55HY, Class A(1)(4)		5,545	4,934
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)		3,540	3,186
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)		7,575	7,303
Impac CMB Trust Series 2004-7
2.26% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)		2,502	2,451
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(4)		3,210	2,829
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)		3,265	3,169
IndyMac INDX Mortgage Loan Trust 2006-AR19
2.97%, 08/25/2036, Series 2006-AR19, Class 5A2(4)		15,058	12,161
IndyMac INDX Mortgage Loan Trust 2007-AR15
2.97%, 08/25/2037, Series 2007-AR15, Class 1A1(4)		3,264	2,605
InTown Hotel Portfolio Trust 2018-STAY
2.78% (1 Month LIBOR USD + 1.45%, 1.05% Floor), 01/15/2033, Series 2018-STAY, Class B(1)(2)		430	425
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.51%, 12/15/2047, Series 2012-LC9, Class D(1)(4)		215	212
4.51%, 12/15/2047, Series 2012-LC9, Class C(1)(4)		6,150	6,088
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993	1,865
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
2.27% (1 Month LIBOR USD + 0.95%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)		7,500	7,327
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)		965	957
5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)		10,060	9,899
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)		8,013	7,343
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
2.62% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000	4,862
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
3.29% (1 Month LIBOR USD + 1.97%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)		8,700	8,242
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
3.02% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)		4,263	4,027
3.30% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		1,000	950
JP Morgan Mortgage Trust 2019-7
3.04%, 02/25/2050, Series 2019-7, Class B2A(1)(4)		5,151	4,502
JP Morgan Mortgage Trust 2019-INV1
5.00%, 10/25/2049, Series 2019-INV1, Class B3(1)(4)		1,510	1,411
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(4)		962	902
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(4)		1,126	1,073
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(4)		3,311	3,021
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(4)		942	895
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(4)		1,435	1,328
JP Morgan Mortgage Trust 2020-LTV1
3.29%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(4)		4,742	4,409
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(4)		40,001	34,178
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(4)		18,600	15,856
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2(1)(4)		7,698	6,848
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(4)		7,773	6,695
JP Morgan Trust 2015-1
2.17%, 12/25/2044, Series 2015-1, Class B4(1)(4)		1,211	1,182
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047, Series 2014-C24, Class A2		69	68
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		2,780	2,745
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048, Series 2015-C31, Class A3		4,662	4,552

JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(4)		4,990	4,778
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040	3,801
Lanark Master Issuer Plc
2.28%, 12/22/2069, Series 2020-1A, Class 1A(1)(4)		695	689
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059, Series 2019-GS7, Class A1(1)(5)		4,464	4,442
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(5)		3,195	3,173
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(1)(5)		849	836
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(1)(5)		2,410	2,349
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(5)		4,834	4,532
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(5)		9,789	9,003
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(5)		8,563	7,937
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(5)		8,072	7,520
Lehman XS Trust Series 2005-5N
1.98% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	8,516
Life 2021-BMR Mortgage Trust
4.27% (1 Month LIBOR USD + 2.95%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		9,214	8,573
Ludgate Funding Plc
1.64% (3 Month LIBOR GBP + 0.60%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	512	607
LUXE Trust 2021-MLBH
3.03% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/15/2038, Series 2021-MLBH, Class C(1)(2)		$15,500	14,767
Mansard Mortgages 2007-1 Plc
0.87% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)	GBP	4,740	5,353
Med Trust 2021-MDLN
3.13% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		$4,140	3,948
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(4)		9,773	8,331
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.12%, 04/25/2029, Series 2004-HB1, Class A3(4)		328	304
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(4)		7,649	7,450
MF1 2021-W10X
2.35% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	5,138
MF1 Multifamily Housing Mortgage Loan Trust
2.65% (1 Month Term SOFR + 1.31%, 1.20% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,592
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(4)		3,120	2,828
MHC Commercial Mortgage Trust 2021-MHC
2.67% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		3,500	3,315
MHC Trust 2021-MHC2
3.27% (1 Month LIBOR USD + 1.95%, 1.95% Floor), 05/15/2023, Series 2021-MHC2, Class E(1)(2)		2,050	1,911
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(1)(4)		81	80
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(4)		1,762	1,732
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(4)		494	482
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(4)		1,184	1,158
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069, Series 2019-1, Class A1(1)(4)		1,258	1,223
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(4)		1,188	1,095
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(4)		2,837	2,771
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(4)		1,115	1,032
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(4)		7,563	7,332
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(4)		1,000	869
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.50%, 08/15/2046, Series 2013-C11, Class B(4)		1,563	1,168
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.92%, 10/15/2046, Series 2013-C12, Class C(4)		900	851
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940	1,929
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974	963
4.46%, 08/15/2047, Series 2014-C17, Class B(4)		122	119
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,900
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	3,048
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044, Series 2011-C2, Class E(1)(4)		1,415	1,132
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		4,030	3,980
Morgan Stanley Capital I Trust 2018-SUN
2.72% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/15/2035, Series 2018-SUN, Class C(1)(2)		16,000	15,317

Morgan Stanley Capital I Trust 2021-230P
3.12% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 12/15/2023, Series 2021-230P, Class C(1)(2)		9,974	9,555
Morgan Stanley Resecuritization Trust 2013-R7
1.55% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046, Series 2013-R7, Class 4B(1)(2)		783	781
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		3,000	2,736
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		767	760
MSCG Trust 2018-SELF
2.22% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		4,110	4,017
New Orleans Hotel Trust 2019-HNLA
2.31% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000	4,819
2.61% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,131
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(1)(4)		1,085	1,028
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(4)		21,694	20,958
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(4)		8,812	7,989
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(4)		1,202	1,154
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(4)		6,411	5,846
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(4)		1,194	1,128
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(4)		1,468	1,385
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(4)(8)		21,317	20,569
NYO Commercial Mortgage Trust 2021-1290
2.42% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		10,900	10,416
OBX 2018-EXP1 Trust
2.47% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		238	237
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(4)		291	279
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(4)		860	821
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(4)		589	565
OBX 2020-EXP1 Trust
2.37% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		272	266
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(4)		1,235	1,164
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(4)		2,894	2,712
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(4)		2,319	2,199
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(4)		1,323	1,262
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(4)		4,561	3,942
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(4)		2,591	2,234
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		7,390	6,385
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)		9,606	9,429
Precise Mortgage Funding 2018-2B Plc
1.55% (Sterling Overnight Index Average + 0.80%), 03/12/2055, Series 2018-2B, Class A(2)	GBP	2,471	2,997
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(1)(5)		$2,516	2,434
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)		6,102	5,796
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(5)		6,600	6,236
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)		2,741	2,612
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(5)		5,669	5,345
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(4)		5,178	4,817
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(5)		39,053	37,520
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037, Series 2013-QCA, Class A(1)		3,915	3,758
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,826	2,368
RALI Series 2007-QH8 Trust
1.26%, 10/25/2037, Series 2007-QH8, Class A(4)		868	797
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		15,687	13,463
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(4)		16,428	14,036
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/15/2032, Series 2013-GSP, Class A(1)(4)		6,870	6,760
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(4)		16,235	13,871
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(4)		9,976	8,560
Ready Capital Mortgage Financing 2022-FL9 LLC
3.72% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		771	766

Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(4)	CAD	8,284	6,287
Residential Mortgage Securities 32 Plc
2.04% (Sterling Overnight Index Average + 1.25%), 06/20/2070, Series 32A, Class A(1)(2)	GBP	1,406	1,706
RESIMAC Bastille Trust Series 2018-1NC
1.68% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$408	408
RIAL 2022-FL8 Issuer Ltd.
3.73% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		5,488	5,401
Ripon Mortgages Plc
1.35% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)	GBP	48,148	57,750
Sequoia Mortgage Trust 2003-2
2.26% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		$279	271
Sequoia Mortgage Trust 2004-9
1.99% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		806	743
Sequoia Mortgage Trust 2013-4
3.45%, 04/25/2043, Series 2013-4, Class B1(4)		525	509
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(4)		622	612
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(4)		239	232
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(4)		248	241
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(4)		67	64
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(4)		169	166
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(4)		247	245
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(4)		103	103
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(4)		612	609
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(1)(4)		92	91
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049, Series 2019-CH2, Class A1(1)(4)		141	140
SFO Commercial Mortgage Trust 2021-555
2.47% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900	4,679
3.12% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,000	5,638
SLM Student Loan Trust 2008-9
2.68% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(2)		5,638	5,623
Southern Pacific Securities 06-1 Plc
1.84% (3 Month LIBOR GBP + 0.30%), 03/10/2044, Series 2006-1X, Class B1C(2)	GBP	222	270
SREIT Trust 2021-MFP2
2.15% (1 Month LIBOR USD + 0.82%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A(1)(2)		$5,000	4,792
STACR Trust 2018-DNA3
2.52% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		3,293	3,258
STACR Trust 2018-HRP2
2.87% (1 Month LIBOR USD + 1.25%), 02/25/2047, Series 2018-HRP2, Class M2(1)(2)		296	295
Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049, Series 2019-INV1, Class A1(1)(4)		83	83
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,498
Stratton Mortgage Funding
1.85% (Sterling Overnight Index Average + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	15,901	19,228
STWD 2021-LIH Mortgage Trust
3.28% (1 Month LIBOR USD + 1.96%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		$16,200	15,362
STWD Trust 2021-FLWR
3.25% (1 Month LIBOR USD + 1.92%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		5,000	4,650
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037, Series 2017-SBC6, Class A(1)(4)		544	543
Taubman Centers Commercial Mortgage Trust 2022-DPM
3.46% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A(1)(2)		2,380	2,315
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(1)(5)		7,160	6,709
Towd Point Mortgage Funding
1.36% (Sterling Overnight Index Average + 0.90%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	74,540	90,637
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
1.55% (Sterling Overnight Index Average + 0.92%, 0.80% Floor), 02/20/2045, Series 2018-A12X, Class A(2)		1,831	2,222
Towd Point Mortgage Funding 2019 - Granite4 Plc
2.10% (Sterling Overnight Index Average + 1.14%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		17,582	21,332
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(4)		$100	99
3.75%, 04/25/2055, Series 2015-4, Class M1(1)(4)		431	430
Towd Point Mortgage Trust 2016-1
3.00%, 02/25/2055, Series 2016-1, Class A3B(1)(4)		12	12
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056, Series 2016-4, Class A1(1)(4)		17	17
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(4)		81	80
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(4)		6,315	6,125
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)		39	38
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(4)		320	311
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(4)		3,873	3,507
Towd Point Mortgage Trust 2017-5
2.22% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)		168	166
3.12% (1 Month LIBOR USD + 1.50%), 02/25/2057, Series 2017-5, Class M2(1)(2)		3,310	3,231

Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(4)		3,462	3,383
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(4)		1,015	916
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(4)		2,250	1,932
Towd Point Mortgage Trust 2019-1
3.66%, 03/25/2058, Series 2019-1, Class A1(1)(4)		6,150	5,999
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(4)		9,810	8,638
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(4)		62,359	60,381
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(4)		1,155	1,020
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(4)		575	512
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(4)		310	266
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)		43,454	42,431
Trinity Square 2021-1 Plc
2.34% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	13,779
2.64% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	3,941
2.94% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	2,836
3.69% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,346
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(4)		$4,392	3,964
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(4)		11,644	10,951
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.96%, 05/10/2063, Series 2012-C2, Class E(1)(4)		3,235	109
4.96%, 05/10/2063, Series 2012-C2, Class D(1)(4)		1,135	333
Uropa Securities Plc
0.00% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)(3)	EUR	1,865	1,870
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(4)		$6,326	5,281
VASA Trust 2021-VASA
2.57% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		14,000	13,327
3.07% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	11,393
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(1)(5)		887	882
2.85%, 11/25/2059, Series 2019-4, Class A2(1)(5)		1,041	1,035
3.00%, 11/25/2059, Series 2019-4, Class A3(1)(5)		1,809	1,798
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(4)		2,471	2,464
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(4)		2,442	2,383
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(1)(5)		3,232	3,168
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(4)		2,853	2,582
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(4)		14,839	13,358
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(4)		1,909	1,851
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(4)		2,791	2,691
Verus Securitization Trust 2022-1
2.72%, 01/25/2067, Series 2022-1, Class A1(1)(5)		11,371	10,711
Verus Securitization Trust 2022-3
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(5)		23,960	23,481
Vista Point Securitization Trust 2020-1
1.76%, 03/25/2065, Series 2020-1, Class A1(1)(4)		44	44
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(4)		3,765	3,693
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(4)		1,303	1,244
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
2.26% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)		1,461	1,407
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
2.20% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)		2,235	2,129
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
2.14% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)		3,410	3,135
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
2.28% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)		3,523	3,355
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
1.23% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)		9,040	7,941
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1		5,189	5,006
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.43%, 07/15/2046, Series 2013-LC12, Class B(4)		1,940	1,819
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS		3,015	2,924
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3		901	874
4.51%, 03/15/2059, Series 2016-C33, Class B(4)		4,317	4,227
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS		3,155	2,948
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS		4,341	4,025

Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS		6,000	5,666
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050, Series 2017-C38, Class A5		1,695	1,633
Wells Fargo Commercial Mortgage Trust 2017-HSDB
2.11% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)		8,100	7,964
2.36% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)		6,700	6,549
3.10% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)		100	95
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031, Series 2019-JWDR, Class A(1)(4)		6,560	5,982
3.44%, 09/15/2031, Series 2019-JWDR, Class D(1)(4)		10,000	8,910
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5		5,200	4,630
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(4)		5,613	5,233
WFRBS Commercial Mortgage Trust 2012-C7
4.69%, 06/15/2045, Series 2012-C7, Class E(1)(4)		690	62
WFRBS Commercial Mortgage Trust 2013-C15
4.67%, 08/15/2046, Series 2013-C15, Class B(4)		1,525	1,451
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B		2,365	2,241
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(4)		4,250	4,177
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(4)		825	764
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)		1,740	1,619
3.72%, 11/10/2036, Series 2017-WWP, Class C(1)(4)		320	281

Total Mortgage-Backed Obligations (Cost: $9,633,268)			9,235,764

Total Bonds & Notes (Cost: $33,114,160)			30,424,008

BANK LOANS – 1.30%
1011778 BC ULC
3.42% (LIBOR + 1.75%), 11/19/2026(2)		1,552	1,478
AAdvantage Loyality IP Ltd.
5.81% (LIBOR + 4.75%), 04/20/2028(2)		2,246	2,138
Acrisure LLC
5.17% (LIBOR + 3.50%), 02/15/2027(2)		2,985	2,731
Acuity Specialty Products, Inc.
5.00% (LIBOR + 4.00%), 08/12/2024(2)		2,369	2,061
AEA International Holdings Sarl
6.06% (LIBOR + 3.75%), 09/07/2028(2)		1,349	1,285
Air Canada
4.25% (LIBOR + 3.50%), 08/11/2028(2)		3,700	3,395
Allied Universal Holdco LLC
5.42% (LIBOR + 3.75%), 05/12/2028(2)		1,129	1,033
Amentum Government Services Holdings LLC
0.00%, 01/29/2027		408	387
American Airlines, Inc.
3.40% (LIBOR + 1.75%), 01/29/2027(2)		346	304
AmSurg LLC
0.00%, 04/29/2027		231	218
12.50% (CME Term SOFR + 11.50%), 04/28/2028(2)		3,062	2,827
16.03% (CME Term SOFR + 15.00%), 04/29/2027(2)		1,269	1,199
AmWINS Group, Inc.
3.92% (LIBOR + 2.25%), 02/19/2028(2)		8,249	7,779
Aramark Intermediate HoldCo Corp.
3.42% (LIBOR + 1.75%), 03/11/2025(2)		187	179
athenahealth Group, Inc.
5.01% (CME Term SOFR + 3.50%), 02/15/2029(2)		2,138	1,963
Avantor Funding, Inc.
3.92% (LIBOR + 2.25%), 11/08/2027(2)		2,215	2,125
Avolon TLB Borrower 1 US LLC
3.10% (LIBOR + 1.50%), 02/12/2027(2)		695	655
3.35% (LIBOR + 1.75%), 01/15/2025(2)		281	268
Axalta Coating Systems Dutch Holding B BV
4.00% (LIBOR + 1.75%), 06/01/2024(2)		67	65
Bakelite US Holdco, Inc.
6.16% (CME Term SOFR + 4.00%), 05/29/2029(2)		2,304	2,148
Bally’s Corp.
4.37% (LIBOR + 3.25%), 10/02/2028(2)		2,995	2,773
BCPE North Star US Holdco 2, Inc.
6.25% (LIBOR + 4.00%), 06/09/2028(2)		1,528	1,404
Berry Global, Inc.
3.00% (LIBOR + 1.75%), 07/01/2026(2)		1,372	1,322
Buckeye Partners LP
3.92% (LIBOR + 2.25%), 11/01/2026(2)		4,052	3,867
Caesars Resort Collection LLC
4.42% (LIBOR + 2.75%), 12/23/2024(2)		20,491	19,693
5.17% (LIBOR + 3.50%), 07/21/2025(2)		3,424	3,293
Carnival Corp.
3.97% (EURIBOR + 3.75%), 06/30/2025(2)	EUR	4,900	4,711
5.88% (LIBOR + 3.00%), 06/30/2025(2)		$10,584	9,806
6.13% (LIBOR + 3.25%), 10/18/2028(2)		6,261	5,603
Central Parent, Inc.
0.00%, 07/06/2029		2,900	2,734

Change Healthcare Holdings LLC
4.17% (LIBOR + 2.50%), 03/01/2024(2)		1,421	1,380
Charter Communications Operating LLC
3.42% (LIBOR + 1.75%), 02/01/2027(2)		7,309	6,952
Clarios Global LP
4.92% (LIBOR + 3.25%), 04/30/2026(2)		761	708
Cobham Ultra US Co-Borrower LLC
0.00%, 11/17/2028		330	313
Commscope, Inc.
4.92% (LIBOR + 3.25%), 04/06/2026(2)		5,782	5,179
ConnectWise LLC
5.75% (LIBOR + 3.50%), 09/29/2028(2)		1,412	1,290
CSC Holdings LLC
3.57% (LIBOR + 2.25%), 07/17/2025(2)		3,692	3,426
3.82% (LIBOR + 2.50%), 04/15/2027(2)		1,583	1,468
Deerfield Dakota Holding LLC
5.28% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,328	1,240
Diamond Sports Group LLC
4.43% (CME Term SOFR + 3.25%), 08/24/2026(2)		1,728	403
DIRECTV Financing LLC
6.67% (LIBOR + 5.00%), 08/02/2027(2)		10,071	9,244
Elanco Animal Health, Inc.
2.81% (LIBOR + 1.75%), 08/01/2027(2)		10,238	9,649
Element Materials Technology Group US Holdings, Inc.
0.00%, 04/12/2029		284	272
0.00%, 04/12/2029		615	589
Entegris, Inc.
0.00%, 07/06/2029		1,610	1,554
Fanatics Commerce Intermediate Holdco LLC
4.92% (LIBOR + 3.25%), 11/24/2028(2)		482	454
Fertitta Entertainment LLC
5.53% (CME Term SOFR + 4.00%), 01/27/2029(2)		6,152	5,657
Foundation Building Materials, Inc.
4.49% (LIBOR + 3.25%), 01/31/2028(2)		2,055	1,788
Gainwell Acquisition Corp.
6.25% (LIBOR + 4.00%), 10/01/2027(2)		2,487	2,347
Genesee & Wyoming, Inc.
4.25% (LIBOR + 2.00%), 12/30/2026(2)		837	802
Gray Television, Inc.
4.06% (LIBOR + 3.00%), 12/01/2028(2)		2,159	2,062
Grifols Worldwide Operations Ltd.
3.67% (LIBOR + 2.00%), 11/15/2027(2)		6,690	6,307
Hilton Worldwide Finance LLC
3.37% (LIBOR + 1.75%), 06/22/2026(2)		7,632	7,321
Horizon Therapeutics USA, Inc.
3.38% (LIBOR + 1.75%), 03/15/2028(2)		7,229	6,964
Hostess Brands LLC
3.60% (LIBOR + 2.25%), 08/03/2025(2)		1,657	1,585
Hub International Ltd.
0.00%, 04/25/2025		2,890	2,735
II-VI, Inc.
0.00%, 12/08/2028		4,120	3,940
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(2)	EUR	21,473	21,446
Ingram Micro, Inc.
0.00%, 06/30/2028		$446	421
Intelsat Jackson Holdings SA
4.92% (CME Term SOFR + 4.25%), 02/01/2029(2)		3,256	2,979
Jazz Pharmaceuticals Plc
5.17% (LIBOR + 3.50%), 05/05/2028(2)		5,181	4,932
Lealand Finance Co. BV
2.67% (LIBOR + 1.00%), 06/30/2025(2)		623	313
4.67% (LIBOR + 3.00%), 06/28/2024(2)		149	89
Level 3 Financing, Inc.
3.42% (LIBOR + 1.75%), 03/01/2027(2)		9,790	9,048
LSF11 A5 Holdco LLC
5.14% (SOFR + 3.50%), 10/15/2028(2)		1,811	1,690
Lumen Technologies, Inc.
3.92% (LIBOR + 2.25%), 03/15/2027(2)		6,745	6,191
Marriott Ownership Resorts, Inc.
3.42% (LIBOR + 1.75%), 08/29/2025(2)		105	100
Medline Borrower LP
4.92% (LIBOR + 3.25%), 10/23/2028(2)		2,743	2,540
MH Sub I LLC
5.42% (LIBOR + 3.75%), 09/13/2024(2)		2,950	2,771
Naked Juice LLC
5.40% (CME Term SOFR + 3.25%), 01/24/2029(2)		2,369	2,200
Nortonlifelock, Inc.
0.00%, 01/28/2029		9,100	8,609
Nouryon Finance BV
5.25% (LIBOR + 3.00%), 10/01/2025(2)		775	732
Olaplex, Inc.
4.80% (CME Term SOFR + 3.75%), 02/23/2029(2)		2,362	2,227
Organon & Co.
4.63% (LIBOR + 3.00%), 06/02/2028(2)		4,366	4,193
Osmosis Buyer Ltd.
0.00%, 07/31/2028		228	207
0.00%, 07/31/2028		1,004	910

Peraton Corp.
0.00%, 02/01/2028		438	411
PetSmart LLC
4.50% (LIBOR + 3.75%), 02/11/2028(2)		18,163	17,046
PetVet Care Centers LLC
0.00%, 02/14/2025		446	419
Pre-Paid Legal Services, Inc.
0.00%, 12/15/2028		864	805
Prime Security Services Borrower LLC
0.00%, 09/23/2026		1,071	997
Proofpoint, Inc.
0.00%, 08/31/2028		541	501
SBA Senior Finance II LLC
3.42% (LIBOR + 1.75%), 04/11/2025(2)		1,440	1,385
Scientific Games Holdings LP
4.18% (CME Term SOFR + 3.50%), 04/04/2029(2)		1,446	1,336
Scientific Games International, Inc.
0.00%, 04/14/2029		447	424
Sequa Mezzanine Holdings LLC
8.30% (LIBOR + 6.75%), 11/28/2023(2)		6,219	6,163
Setanta Aircraft Leasing DAC
4.25% (LIBOR + 2.00%), 11/05/2028(2)		1,500	1,424
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(2)	EUR	7,690	6,129
Sinclair Television Group, Inc.
4.67% (LIBOR + 3.00%), 04/01/2028(2)		$3,713	3,432
Softbank Vision Fund II
0.00%, 12/21/2025(8)		9,438	9,438
Sophia LP
0.00%, 10/07/2027		243	226
Sotera Health Holdings LLC
4.42% (LIBOR + 2.75%), 12/11/2026(2)		12,000	11,385
Southwestern Energy Co.
4.70% (SOFR + 2.50%), 06/22/2027(2)		1,283	1,244
Spin Holdco, Inc.
5.61% (LIBOR + 4.00%), 03/04/2028(2)		3,046	2,798
SS&C Technologies Holdings, Inc.
3.42% (LIBOR + 1.75%), 04/16/2025(2)		234	221
3.42% (LIBOR + 1.75%), 04/16/2025(2)		282	268
Sunshine Luxembourg VII Sarl
6.00% (LIBOR + 3.75%), 10/01/2026(2)		6,542	6,040
Syniverse Holdings LLC
8.22% (CME Term SOFR + 7.00%), 05/13/2027(2)		291	256
Telenet Financing USD LLC
3.32% (LIBOR + 2.00%), 04/30/2028(2)		1,250	1,154
Trans Union LLC
3.92% (LIBOR + 2.25%), 12/01/2028(2)		4,105	3,906
TransDigm, Inc.
3.92% (LIBOR + 2.25%), 08/22/2024(2)		2,745	2,642
3.92% (LIBOR + 2.25%), 05/30/2025(2)		25,895	24,553
3.92% (LIBOR + 2.25%), 12/09/2025(2)		21,543	20,382
TruGreen LP
0.00%, 11/02/2027		446	423
Uber Technologies, Inc.
5.07% (LIBOR + 3.50%), 04/04/2025(2)		14,430	13,796
5.07% (LIBOR + 3.50%), 02/25/2027(2)		10,363	9,899
United AirLines, Inc.
5.39% (LIBOR + 3.75%), 04/21/2028(2)		667	618
Univision Communications, Inc.
4.42% (LIBOR + 2.75%), 03/15/2024(2)		1,528	1,499
Windstream Services II LLC
7.92% (LIBOR + 6.25%), 09/21/2027(2)		73	67
Zayo Group Holdings, Inc.
4.67% (LIBOR + 3.00%), 03/09/2027(2)		8,611	7,914
5.78% (CME Term SOFR + 4.25%), 03/09/2027(2)		1,111	1,034

Total Bank Loans (Cost: $435,074)			406,906

	Shares (000s)		Value (000s)

COMMON STOCKS – 0.12%
Communications – 0.08%
Clear Channel Outdoor Holdings, Inc. — Class A(15)		2,065	2,209
iHeartMedia, Inc. — Class A(15)		499	3,937
iHeartMedia, Inc. — Class B(8)(15)		365	2,595
Intelsat SA(6)(8)(15)		446	16,399

Total Communications			25,140

Consumer Discretionary – 0.04%
Neiman Marcus Group, Inc.(6)(8)(15)		62	10,773

Total Consumer Discretionary			10,773

Energy – 0.00%(16)
Noble Corp.(1)(8)(15)		2	47
Noble Corp.(6)(15)		16	395

Total Energy			442

Financials – 0.00%(16)
CBL & Associates Properties, Inc.(15)		2	40
Voyager Aviation Holdings LLC(1)(8)(9)(15)		0	–

Total Financials			40

Industrials – 0.00%(16)
AMI Investments LLC(8)(9)(15)		206	—

Total Industrials			—

Total Common Stocks (Cost: $53,433)			36,395

CONVERTIBLE PREFERRED STOCKS – 0.17%
Financials – 0.17%
Bank of America Corp., 7.25%		23	28,155
Wells Fargo & Co., 7.50%		20	24,642

Total Financials			52,797

Total Convertible Preferred Stocks (Cost: $62,493)			52,797

PREFERRED STOCKS – 0.07%
Communications – 0.07%
AT&T Mobility II LLC, 7.00%(6)(8)(15)		1,036	23,554

Total Communications			23,554

Financials – 0.00%(16)
Cayenne Aviation Holdings LLC(1)(8)(9)(15)		0	7

Total Financials			7

Total Preferred Stocks (Cost: $28,084)			23,561

RIGHTS – 0.00%(16)
Communications – 0.00%(16)
Intelsat Jackson Holdings SA, expires 12/31/2049(8)(9)(15)		47	—
Intelsat Jackson Holdings SA, expires 12/31/2049(8)(9)(15)		48	—

Total Communications			—

Total Rights (Cost: $0)			—

WARRANTS – 0.00%(16)
Communications – 0.00%(16)
Intelsat SA, expires 02/17/2027(8)(9)(15)		1	—
Intelsat SA, expires 02/17/2027(8)(9)(15)		4	—
Windstream Holdings II LLC, expires 09/21/2055(8)(15)		9	81

Total Communications			81

Total Warrants (Cost: $8,440)			81

SHORT-TERM INVESTMENTS – 11.20%
Money Market Funds – 2.49%
Fidelity Institutional Money Market Government Fund — Class I, 1.25%(17)		778,926	778,926

Total Money Market Funds (Cost: $778,926)			778,926

	Principal Amount (000s)		Value (000s)

Government Related – 0.04%
Republic of Argentina, -35.08%, 12/16/2022	ARS	1,401,000	13,426

Total Government Related (Cost: $13,394)			13,426

Repurchase Agreements – 0.99%
JP Morgan Securities LLC, 1.35% dated 06/30/2022, due 07/01/2022, repurchase price $124,205 (collateralized by U.S. Treasury Bond, value $127,114, 3.25%, 05/15/2042)		$124,200	124,200
JP Morgan Securities LLC, 1.40% dated 06/30/2022, due 07/01/2022, repurchase price $2,700 (collateralized by U.S. Treasury Bond, value $2,765, 2.25%, 05/15/2041)		2,700	2,700
Nomura Securities International, Inc., 1.42% dated 06/30/2022, due 07/01/2022, repurchase price $182,707 (collateralized by U.S. Treasury Bond, value $187,152, 4.38%, 11/15/2039)		182,700	182,700

Total Repurchase Agreements (Cost: $309,600)			309,600

U.S. Treasury Bills – 7.58%
U.S. Cash Management Bill, 0.00%, 10/04/2022		100,000	99,524
U.S. Cash Management Bill, 0.00%, 10/25/2022		75,000	74,516
U.S. Treasury Bill, 0.00%, 07/07/2022		586,471	586,398
U.S. Treasury Bill, 0.00%, 07/12/2022(13)		14,723	14,719
U.S. Treasury Bill, 0.00%, 07/21/2022(13)		32,851	32,832
U.S. Treasury Bill, 0.00%, 07/26/2022		62,300	62,256
U.S. Treasury Bill, 0.00%, 07/28/2022(13)		427,710	427,364
U.S. Treasury Bill, 0.00%, 08/04/2022		263,300	263,006
U.S. Treasury Bill, 0.00%, 08/11/2022(13)		10,000	9,985
U.S. Treasury Bill, 0.00%, 08/25/2022		296,168	295,519
U.S. Treasury Bill, 0.00%, 09/01/2022(13)		93,837	93,591
U.S. Treasury Bill, 0.00%, 09/15/2022		134,595	134,146
U.S. Treasury Bill, 0.00%, 09/22/2022		72,995	72,721
U.S. Treasury Bill, 0.00%, 11/03/2022		58,875	58,470
U.S. Treasury Bill, 0.00%, 12/15/2022		151,600	150,012

Total U.S. Treasury Bills (Cost: $2,376,396)			2,375,059

Time Deposits – 0.10%
ANZ, Hong Kong, 0.25% due 07/01/2022	AUD	901	622
BBVA, Madrid, 1.06% due 07/01/2022		$194	194
BNP Paribas, Paris, -1.20% due 07/01/2022	CHF	117	122
BNP Paribas, Paris, 0.52% due 07/01/2022	GBP	1,742	2,120
Brown Brothers Harriman, 0.25% due 07/01/2022	NZD	89	56
Brown Brothers Harriman, 3.85% due 07/01/2022	ZAR	6,134	377
Citibank, London, -0.78% due 07/01/2022	EUR	878	921
Citibank, New York, 1.06% due 07/01/2022		$7,427	7,427
Nordea Bank ABP, Oslo, 0.07% due 07/01/2022	NOK	5	1
Royal Bank of Canada, Toronto, 0.56% due 07/04/2022	CAD	84	65
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022		$14,612	14,612
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2022(9)	SEK	3	0
Sumitomo, Tokyo, -0.36% due 07/01/2022	JPY	732,552	5,399

Total Time Deposits (Cost: $31,916)			31,916

Total Short-Term Investments (Cost: $3,510,232)			3,508,927

TOTAL INVESTMENTS IN SECURITIES – 109.95% (Cost: $37,211,916)			34,452,675

TBA SALE COMMITMENTS – (1.19)%
Mortgage-Backed Obligations – (1.19)%
Fannie Mae
1.50%, 07/01/2036(18)	$(583)	(530)
1.50%, 07/01/2052(18)	(453)	(376)
2.00%, 06/01/2037(18)	(497)	(464)
2.00%, 07/01/2052(18)	(44,421)	(38,542)
2.50%, 07/01/2037(18)	(388)	(371)
2.50%, 07/01/2052(18)	(74,062)	(66,592)
3.00%, 07/01/2037(18)	(14,204)	(13,877)
3.50%, 07/01/2037(18)	(3,981)	(3,956)
3.50%, 07/01/2052(18)	(18,752)	(18,033)
4.00%, 07/01/2052(18)	(71,143)	(70,152)
4.00%, 08/01/2052(18)	(103,828)	(102,192)
5.00%, 07/01/2052(18)	(15,729)	(16,053)
Ginnie Mae
3.50%, 07/01/2052(18)	(23,180)	(22,521)
3.50%, 08/01/2052(18)	(19,248)	(18,672)

Total TBA Sale Commitments (Proceeds Received: $(371,015))		(372,331)

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.76)%		(2,746,375)

TOTAL NET ASSETS – 100.00%		$31,333,969

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

COP Colombian Peso

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

ILS Israeli New Shekel

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

RUB Russian Ruble

SEK Swedish Krona

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,986,361, which represents 25.49% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(3)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2022.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2022.
(6)	Security that is restricted at June 30, 2022. The value of the restricted securities totals $92,515, which represents 0.30% of total net assets.
(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(8)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $89,463 or 0.29% of the Fund’s net assets.
(9)	A zero balance may reflect actual amounts rounding to less than one thousand.
(10)	Security in default as of June 30, 2022. The value of these securities totals $4,885, which represents 0.02% of total net assets.
(11)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2022.
(12)	Inflation protected security. The value of these securities totals $226,575, which represents 0.72% of total net assets.
(13)

Partially assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $102,181, which represents 0.33% of total net assets.

(14)	Delayed delivery purchase commitment security. The value of these securities totals $3,019,766, which represents 9.64% of total net assets.
(15)	Non-income producing security.
(16)	Amount calculated is less than 0.005%.
(17)	Represents annualized seven-day yield as of the close of the reporting period.
(18)	Delayed delivery sale commitment security. The value of these securities totals $(372,331), which represents (1.19)% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Sep. 2022	AUD	32,818	$22,568	$(84)
610	Euro-Btp Future	Sep. 2022	EUR	77,219	78,704	(2,217)
433	Euro-Bund Future	Sep. 2022		62,287	67,511	2,237
5,910	U.S. 2 Year Note Future	Sep. 2022		$1,246,437	1,241,192	(5,245)
6,352	U.S. 5 Year Note Future	Sep. 2022		716,820	713,012	(3,808)
12,025	U.S. 10 Year Note Future	Sep. 2022		1,438,906	1,425,338	(13,568)
1,558	U.S. Long Bond Future	Sep. 2022		218,819	215,978	(2,841)
2,690	U.S. Ultra 10 Year Note Future	Sep. 2022		331,200	342,639	11,439
986	U.S. Ultra Bond Future	Sep. 2022		149,146	152,183	3,037

						(11,050)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(1,091)	Euro-Btp Future	Sep. 2022	EUR	(129,117)	$(140,765)	$(5,457)
(312)	Euro-Bund Future	Sep. 2022		(47,461)	(48,645)	1,092
(24)	Japan 10 Year Bond Future	Sep. 2022	JPY	(3,577,120)	(26,287)	77
(554)	U.S. Long Bond Future	Sep. 2022		$(77,356)	(76,798)	558
(391)	U.S. Ultra 10 Year Note Future	Sep. 2022		(49,322)	(49,804)	(482)

						(4,212)

						$(15,262)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,210	USD	1,519	07/20/22	Deutsche Bank	$6
AUD	4,088	USD	2,813	08/02/22	J.P. Morgan	9
AUD	3,198	USD	2,203	08/02/22	Morgan Stanley	5
BRL*	23,400	USD	4,449	07/05/22	BNP Paribas	23
BRL*	24,000	USD	4,554	07/05/22	J.P. Morgan	32
CHF	1,197	USD	1,250	07/20/22	Barclays Bank	5
CZK	22,660	USD	950	07/20/22	UBS	8
EUR	1,475	USD	1,545	07/05/22	Bank Of America(1)	0
EUR	30,190	GBP	25,787	09/21/22	Deutsche Bank	380
GBP	1,325	USD	1,602	07/05/22	Bank Of America	11
GBP	926	USD	1,119	07/05/22	J.P. Morgan	8
GBP	1,509	USD	1,836	07/05/22	Morgan Stanley	1
JPY	12,369,261	USD	91,200	08/02/22	BNP Paribas	121
MXN	1,074,672	USD	51,377	07/01/22	BNP Paribas	2,064
MXN	245,793	USD	12,108	08/09/22	Bank Of America	34
MXN	132,419	USD	6,028	08/09/22	BNP Paribas	513
MXN	19,031	USD	911	08/24/22	Morgan Stanley	27
MXN	927,331	USD	45,463	09/15/22	BNP Paribas	22
PEN*	519	USD	134	07/25/22	Goldman Sachs	1
RUB*	0	USD	0	08/10/22	Deutsche Bank(1)	0
RUB*	262,970	USD	2,777	10/07/22	Goldman Sachs	1,274
RUB*	106,548	USD	1,105	10/21/22	Deutsche Bank	506
USD	46,143	MXN	927,331	07/01/22	BNP Paribas	29
USD	31,853	AUD	45,187	07/05/22	Bank Of America	662
USD	221,115	EUR	206,291	07/05/22	Bank Of America	4,932
USD	396,771	GBP	313,805	07/05/22	Bank Of America	14,776
USD	83,594	EUR	77,891	07/05/22	BNP Paribas	1,968
USD	758	AUD	1,054	07/05/22	Goldman Sachs	31
USD	72,535	BRL*	377,071	07/05/22	Goldman Sachs	484
USD	4,682	EUR	4,437	07/05/22	J.P. Morgan	32
USD	4,610	GBP	3,750	07/05/22	J.P. Morgan	45
USD	114	JPY	14,700	07/05/22	J.P. Morgan	5
USD	16,169	ZAR	248,087	07/13/22	Bank Of America	932
USD	984	ZAR	15,400	07/13/22	BNP Paribas	38
USD	3	ILS	12	07/15/22	BNP Paribas(1)	0
USD	1,860	ZAR	29,955	07/20/22	J.P. Morgan	22
USD	296,088	EUR	280,994	08/02/22	BNP Paribas	1,061
USD	37	IDR*	542,165	08/10/22	Bank Of America	1
USD	17,203	TWD	506,870	08/10/22	J.P. Morgan	113
USD	5,117	TWD	150,736	08/10/22	Morgan Stanley	35
USD	11	IDR*	165,487	08/16/22	BNP Paribas(1)	0
USD	35,236	ZAR	562,601	08/16/22	BNP Paribas	811
USD	1,159	CAD	1,485	08/16/22	Morgan Stanley	5
USD	11	IDR*	162,429	08/23/22	Bank Of America(1)	0
USD	1,475	COP	5,661,781	08/24/22	Barclays Bank	124
USD	1,752	MXN	35,430	08/24/22	J.P. Morgan	7
USD	613	EUR	582	08/24/22	Morgan Stanley	1
USD	4,691	CAD	5,907	09/21/22	BNP Paribas	102
USD	524	GBP	422	09/21/22	Deutsche Bank	9
USD	32,135	EUR	30,190	09/21/22	J.P. Morgan	316

USD	1,669	ILS	5,300	10/07/22	Bank Of America	141
USD	20,030	ZAR	308,883	10/19/22	Deutsche Bank	1,251
USD	3,973	ZAR	63,088	11/08/22	Bank Of America	145
USD	11,528	ZAR	185,594	11/08/22	BNP Paribas	267
USD	2,023	ZAR	32,472	11/08/22	Goldman Sachs	53
USD	10,014	ZAR	157,343	12/12/22	Deutsche Bank	500
USD	536	MXN	10,917	12/21/22	Goldman Sachs	10
USD	7,239	ZAR	120,980	05/12/23	Goldman Sachs	38

					Total Unrealized Appreciation	33,996

AUD	53,527	USD	37,318	07/05/22	BNP Paribas	(372)
AUD	24,856	USD	17,263	08/02/22	Bank Of America	(102)
BRL*	400,700	USD	80,459	07/05/22	Goldman Sachs	(3,894)
BRL*	4,722	USD	920	07/20/22	J.P. Morgan	(22)
BRL*	377,071	USD	71,964	08/02/22	Goldman Sachs	(551)
BRL*	252,800	USD	49,899	10/04/22	BNP Paribas	(2,846)
BRL*	183,500	USD	35,179	10/04/22	Goldman Sachs	(1,024)
EUR	283,951	USD	298,650	07/05/22	BNP Paribas	(1,084)
EUR	4,303	USD	4,540	07/05/22	J.P. Morgan	(30)
EUR	6,890	USD	7,304	09/21/22	Barclays Bank	(42)
GBP	8,344	USD	10,201	07/05/22	BNP Paribas	(44)
GBP	3,841	USD	4,839	07/05/22	J.P. Morgan	(164)
GBP	938	USD	1,172	07/05/22	Morgan Stanley	(30)
IDR*	155,959,687	USD	10,602	08/10/22	J.P. Morgan	(182)
IDR*	74,283,364	USD	5,038	08/16/22	BNP Paribas	(76)
IDR*	81,773,752	USD	5,522	08/16/22	Goldman Sachs	(59)
IDR*	91,987,945	USD	6,235	08/23/22	Morgan Stanley	(92)
IDR*	1,147,768	USD	78	09/21/22	Goldman Sachs	(1)
INR*	4,041	USD	52	08/10/22	BNP Paribas	(1)
INR*	6,787	USD	87	08/10/22	Morgan Stanley	(1)
JPY	1,543,000	USD	11,454	07/05/22	Bank Of America	(82)
JPY	10,894,100	USD	81,911	07/05/22	J.P. Morgan	(1,618)
JPY	216,878	USD	1,610	07/20/22	UBS	(10)
MXN	35,430	USD	1,785	08/24/22	Citibank	(40)
NOK	118,006	USD	12,394	08/16/22	Bank Of America	(402)
NOK	212,480	USD	22,016	08/16/22	BNP Paribas	(424)
PEN*	115	USD	31	07/14/22	Goldman Sachs	(1)
PEN*	1,029	USD	275	07/19/22	Morgan Stanley	(7)
PEN*	1,919	USD	508	08/08/22	BNP Paribas	(8)
PEN*	7,347	USD	1,932	08/08/22	J.P. Morgan	(20)
SEK	312,915	USD	31,633	08/16/22	Deutsche Bank	(994)
TRY	15,980	USD	950	07/20/22	Deutsche Bank(1)	(0)
USD	1,270	MXN	26,280	07/01/22	BNP Paribas	(37)
USD	5,856	MXN	121,061	07/01/22	Goldman Sachs	(164)
USD	4,079	BRL*	23,400	07/05/22	BNP Paribas	(392)
USD	4,511	BRL*	23,629	07/05/22	Goldman Sachs	(4)
USD	2,813	AUD	4,088	07/05/22	J.P. Morgan	(9)
USD	4,367	BRL*	24,000	07/05/22	J.P. Morgan	(218)
USD	1,610	JPY	218,967	07/20/22	Barclays Bank	(5)
USD	920	BRL*	4,839	07/20/22	Goldman Sachs(1)	(0)
USD	1,240	MXN	25,050	07/20/22	Goldman Sachs	(2)
USD	950	TRY	17,323	07/20/22	J.P. Morgan	(80)
USD	881	EUR	840	07/20/22	Morgan Stanley(1)	(0)
USD	2,517	EUR	2,410	07/20/22	UBS	(11)
USD	10,157	PEN*	40,911	07/25/22	Bank Of America	(504)
USD	1,165	EUR	1,116	08/02/22	Bank Of America	(7)

USD	365,330	GBP	300,672	08/02/22	Bank Of America	(861)
USD	17,553	MXN	365,744	08/09/22	Deutsche Bank	(515)
USD	1,465	TWD	43,496	08/10/22	Deutsche Bank	(2)
USD	4,837	CAD	6,256	08/16/22	BNP Paribas	(24)
USD	55,008	BRL*	314,800	10/04/22	Goldman Sachs	(3,585)
USD	20,970	BRL*	121,500	10/04/22	J.P. Morgan	(1,644)
USD	12,225	ZAR	204,161	02/13/23	Deutsche Bank	(43)
ZAR	88,677	USD	5,514	07/22/22	Bank Of America	(73)

					Total Unrealized Depreciation	(22,403)

					Net Unrealized Appreciation	$11,593

*	Non-deliverable forward
(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	1.03%	$5,200	$18	$(6)	$12
AT&T, Inc.	1.00	6/20/2026	1.14	6,900	106	(122)	(16)
Boeing Co.	1.00	12/20/2026	2.45	1,200	(4)	(64)	(68)
Boeing Co.	1.00	6/20/2027	2.54	10,800	(672)	(40)	(712)
CDX.EM.28	1.00	12/20/2022	18.80	9,588	(164)	(539)	(703)
CDX.EM.29	1.00	6/20/2023	10.64	1,880	(32)	(119)	(151)
CDX.EM.30	1.00	12/20/2023	8.02	6,768	(133)	(459)	(592)
CDX.EM.31	1.00	6/20/2024	5.90	8,178	(276)	(391)	(667)
CDX.EM.32	1.00	12/20/2024	5.26	12,090	(523)	(537)	(1,060)
CDX.EM.34	1.00	12/20/2025	5.69	3,100	(198)	(210)	(408)
CDX.EM.36	1.00	12/20/2026	4.59	40,200	(1,414)	(3,707)	(5,121)
CDX.NA.HY.35	5.00	12/20/2025	5.14	495	39	(34)	5
CDX.NA.HY.38	5.00	6/20/2027	5.75	28,071	(763)	(12)	(775)
CDX.NA.HY.38	5.00	6/20/2027	5.75	33,309	(1,000)	81	(919)
Ford Motor Credit Co. LLC	5.00	6/20/2023	2.73	28,100	760	249	1,009
Ford Motor Credit Co. LLC	5.00	6/20/2024	3.13	18,400	980	(81)	899
Ford Motor Credit Co. LLC	5.00	12/20/2024	3.39	1,700	105	(19)	86
Ford Motor Credit Co. LLC	5.00	12/20/2025	3.77	400	14	7	21
Ford Motor Credit Co. LLC	5.00	6/20/2026	3.93	19,400	1,621	(640)	981
General Electric Co.	1.00	12/20/2023	0.87	700	(12)	14	2
iTraxx Asia ex-Japan Series 37 Version 1 Index	1.00	6/20/2027	1.42	10,100	(49)	(135)	(184)

					$(1,597)	$(6,764)	$(8,361)

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2027	0.44%	$2,433	$(59)	$(4)	$(63)
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	589	39	10	49
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	981	65	17	82
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	981	64	18	82
Bank of America	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	1,094	73	18	91
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	586	9	3	12
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	1,370	21	7	28
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	975	15	5	20
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	974	15	5	20
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	970	15	5	20
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	976	15	5	20
Barclays Bank	Brazilian Government International	1.00	Quarterly	6/20/2027	2.92	14,173	790	395	1,185
Goldman Sachs	Chile Government International	1.00	Quarterly	6/20/2027	1.13	1,662	(10)	19	9
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	2,002	102	64	166
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	943	41	37	78
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	943	42	36	78
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	943	42	36	78
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	943	42	36	78
Goldman Sachs	Indonesia Government International	1.00	Quarterly	6/20/2027	1.43	3,849	48	25	73
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	1.75	5,667	36	153	189
Goldman Sachs	Philippine Government Internat	1.00	Quarterly	6/20/2027	1.28	5,765	31	40	71

							$1,436	$930	$2,366

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.59%	$16,450	$(261)	$202	$(59)
Goldman Sachs	CMBX.NA.AAA.13	0.50	Monthly	12/16/2072	0.78	205,400	563	(4,222)	(3,659)
Morgan Stanley	CMBX.NA.AAA.13	0.50	Monthly	12/16/2072	0.78	157,900	636	(3,449)	(2,813)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	6/20/2024	1.61	300	(4)	1	(3)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.87	3,200	(24)	(41)	(65)
BNP Paribas	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	600	(29)	(19)	(48)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	2,800	(118)	(107)	(225)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	2.72	1,400	(66)	(30)	(96)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	400	(15)	(17)	(32)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.91	2,000	(96)	(65)	(161)
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	1.50	100	(1)	(1)	(2)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	1.18	300	(2)	1	(1)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	1.64	500	75	(88)	(13)
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	1.75	2,300	(15)	(62)	(77)

Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	2.18	4,700	(81)	(22)	(103)
Morgan Stanley	Republic of Turkey	1.00	Quarterly	6/20/2024	9.23	400	(46)	(11)	(57)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	1541.61	1,300	(8)	(965)	(973)
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	1504.57	13,000	(112)	(9,621)	(9,733)
Goldman Sachs	Russian Foreign Bond - Eurobond	1.00	Quarterly	12/20/2024	1504.56	12,600	34	(9,467)	(9,433)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	3,000	(171)	(155)	(326)
Bank of America	Turkey Government International	1.00	Quarterly	6/20/2024	9.23	400	(37)	(20)	(57)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	9.04	1,300	(134)	(84)	(218)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	500	(40)	(14)	(54)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	200	(14)	(7)	(21)
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	8.92	200	(34)	(4)	(38)
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	9.23	1,200	(91)	(79)	(170)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	9.04	900	(96)	(55)	(151)
J.P. Morgan	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	200	(14)	(8)	(22)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2023	9.16	500	(38)	(16)	(54)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.80	8,200	(21)	39	18
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.96	8,500	(383)	412	29
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	1.05	100	(1)	1	—
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.59	3,800	2	7	9

							$(642)	$(27,966)	$(28,608)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.00%	10-Year GBP Inflation Linked	Pay	9/15/2031	GBP	7,300	$(6)	$(681)	$(687)
4.06	10-Year GBP Inflation Linked	Pay	9/15/2031		6,800	28	(615)	(587)
4.07	10-Year GBP Inflation Linked	Pay	9/15/2031		13,100	(162)	(949)	(1,111)

						$(140)	$(2,245)	$(2,385)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$77	$77
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	99	99
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	60	60
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	135	135
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	100	100
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	56	56
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	223	2,373	2,596
0.25	6 Month EURIBOR	Received	Semi-Annual	9/21/2032		116,600	10,392	11,623	22,015
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032	JPY	1,696,910	0	159	159
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,710,982	0	156	156
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,704,401	0	153	153
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,487,699	0	131	131
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,677,618	0	147	147
0.39	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	30	30
0.40	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	28	28
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,066,232	0	37	37
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,330,006	0	34	34
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(267)	3,344	3,077
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$269,450	(21,036)	(27,477)	(48,513)
0.75	Sterling Overnight Index Average	Received	Annual	9/21/2032	GBP	17,300	1,634	1,347	2,981
0.75	Sterling Overnight Index Average	Received	Annual	9/21/2052		40,700	2,653	12,485	15,138
0.81	1 Year JPY TONA (1)	Received	Annual	5/30/2052	JPY	378,708	0	145	145
0.82	1 Year JPY TONA (1)	Received	Annual	5/30/2052		378,708	0	140	140
0.83	1 Year JPY TONA (1)	Received	Annual	5/30/2052		378,708	0	132	132
0.86	1 Year JPY TONA (1)	Received	Annual	5/9/2052		374,201	0	109	109
0.86	1 Year JPY TONA (1)	Received	Annual	5/9/2052		679,175	0	192	192
0.87	1 Year JPY TONA (1)	Received	Annual	5/30/2052		378,708	0	104	104
0.89	1 Year JPY TONA (1)	Received	Annual	5/10/2052		344,733	0	81	81
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		$224,440	—	(8,253)	(8,253)
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		166,015	—	(6,080)	(6,080)
1.07	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		112,220	—	(4,028)	(4,028)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		1,300	(23)	119	96
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		49,170	(1,295)	(5,197)	(6,492)
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		11,630	(977)	(558)	(1,535)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900	4,735	11,272	16,007
1.31	6 Month EURIBOR(1)	Received	Semi-Annual	6/10/2052	EUR	10,822	0	(51)	(51)
1.39	3 Month USD LIBOR	Paid	Quarterly	9/28/2025		$273,250	—	(7,865)	(7,865)
1.44	6 Month EURIBOR(1)	Received	Semi-Annual	6/10/2052	EUR	4,778	0	(63)	(63)
1.45	6 Month EURIBOR	Received	Semi-Annual	6/10/2052		4,893	(2)	(65)	(67)
1.46	6 Month EURIBOR	Received	Semi-Annual	6/10/2052		5,080	1	(74)	(73)
1.48	6 Month EURIBOR(1)	Received	Semi-Annual	6/10/2052		4,838	0	(76)	(76)

1.49	6 Month EURIBOR(1)	Received	Semi-Annual	6/10/2052		4,783	0	(78)	(78)
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		$81,200	(14,295)	36,777	22,482
1.52	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031	EUR	4,162	0	(187)	(187)
1.52	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		3,113	0	(140)	(140)
1.54	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		10,559	0	(459)	(459)
1.55	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		5,296	0	(226)	(226)
1.55	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		3,113	0	(131)	(131)
1.56	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		10,559	0	(440)	(440)
1.57	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		10,563	0	(432)	(432)
1.59	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		5,276	0	(205)	(205)
1.64	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		2,063	0	(71)	(71)
1.65	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		2,063	0	(71)	(71)
1.65	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		4,168	0	(143)	(143)
1.69	3 Month USD LIBOR	Paid	Quarterly	12/7/2025		$297,995	—	(6,650)	(6,650)
1.69	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031	EUR	2,126	0	(65)	(65)
1.74	3 Month USD LIBOR	Received	Quarterly	12/7/2053		$24,920	—	5,287	5,287
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2029		164,400	(12,922)	2,618	(10,304)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		9,860	(434)	(436)	(870)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		3,590	(149)	(168)	(317)
1.77	3 Month USD LIBOR	Received	Quarterly	7/24/2053		18,750	—	3,973	3,973
1.79	3 Month USD LIBOR	Received	Quarterly	7/24/2053		13,870	—	2,905	2,905
1.81	3 Month USD LIBOR	Received	Quarterly	7/24/2053		9,375	—	1,922	1,922
1.82	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031	EUR	8,573	0	(170)	(170)
1.87	3 Month USD LIBOR	Received	Quarterly	9/28/2053		$23,320	—	4,427	4,427
1.94	Secured Overnight Financing Rate	Received	Annual	5/23/2052		61,602	2	142	144
1.95	Secured Overnight Financing Rate	Received	Annual	5/12/2052		61,885	2	107	109
1.96	Secured Overnight Financing Rate	Received	Annual	5/23/2052		61,602	2	79	81
1.97	Secured Overnight Financing Rate	Received	Annual	5/12/2052		61,885	2	70	72
2.08	Secured Overnight Financing Rate	Paid	Annual	5/30/2052		58,865	2	275	277
2.09	Secured Overnight Financing Rate	Received	Annual	5/12/2052		61,885	2	(338)	(336)
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200	(10)	411	401
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	489	(2,362)	(1,873)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$6,100	354	(360)	(6)
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200	—	(102)	(102)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		291,500	(8)	(450)	(458)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500	—	(202)	(202)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		429,900	3,182	(3,844)	(662)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200	—	(100)	(100)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026	ZAR	151,700	(42)	(803)	(845)
4.85	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/7/2026		41,600	0	(231)	(231)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000	(17)	(553)	(570)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(9)	(9)
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027		3,400	0	(23)	(23)
5.97	3 Month ZAR SAJIBOR(1)	Received	Quarterly	3/10/2026	ZAR	2,100	0	8	8
6.15	3 Month PLN WIBOR(1)	Received	Quarterly	4/11/2024	PLN	21,075	0	74	74
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(14)	(81)	(95)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	3	6

7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027	40,300	(2)	(135)	(137)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037	1,300	5	4	9
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032	5,900	24	2	26
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032	24,500	98	11	109
7.53	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/23/2032	49,970	0	(219)	(219)
7.57	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/12/2032	27,764	0	(118)	(118)
7.60	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/1/2032	73,611	0	(305)	(305)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023	222,400	59	27	86
7.75	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/5/2023	1,400	—	0	—
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023	2,800	—	(1)	(1)
7.82	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	2/6/2023	2,800	0	(1)	(1)
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022	3,400	—	(1)	(1)
7.88	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	12/16/2022	2,000	—	0	—
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022	36,000	4	(12)	(8)
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027	800	—	2	2
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027	3,300	0	7	7
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027	100	—	0	—
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027	20,200	(7)	49	42
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028	1,600	0	3	3
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028	2,400	1	4	5
8.29	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	3/17/2032	45,215	0	(87)	(87)
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027	14,300	—	17	17
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024	49,700	—	36	36
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024	119,300	—	84	84
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032	14,300	—	8	8
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027	12,100	—	6	6
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032	6,000	—	3	3
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024	29,000	—	17	17
8.96	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	4/21/2032	34,304	0	7	7

						$(27,631)	$24,037	$(3,594)

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	12.04%	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025	BRL 13,221	$—	$(38)	$(38)

						$—	$(38)	$(38)

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SAJIBOR	South African Johannesburg Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 97.37%
Alabama – 2.44%
Alabama Community College System
3.00%, 11/01/2023	$630	$637
4.00%, 11/01/2024	190	197
Alabama Community College System ACCS Enhancements Fee Revenue
4.00%, 09/01/2035	430	433
4.00%, 09/01/2037	750	752
4.00%, 09/01/2038	640	640
4.00%, 09/01/2039	625	623
4.00%, 09/01/2040	610	605
4.00%, 09/01/2041	525	519
4.00%, 09/01/2046	1,750	1,711
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	4,845	5,150
5.00%, 09/01/2036	10,000	11,072
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,443
5.00%, 06/01/2035	4,000	4,273
5.00%, 11/01/2037	47,500	53,678
Birmingham Airport Authority
5.00%, 07/01/2028	700	782
5.00%, 07/01/2030	1,000	1,135
5.00%, 07/01/2031	350	393
5.00%, 07/01/2032	300	334
5.00%, 07/01/2034	800	880
Black Belt Energy Gas District
1.26% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(1)	24,660	23,495
4.00%, 10/01/2049(2)	4,500	4,559
4.00%, 07/01/2052(2)	6,805	7,007
4.00%, 10/01/2052(2)	1,500	1,518
4.00%, 10/01/2052(2)	1,550	1,569
4.00%, 12/01/2052(2)	5,550	5,557
4.00%, 04/01/2053(2)	1,500	1,516
City of Montgomery AL
4.00%, 12/01/2036	400	400
4.00%, 12/01/2037	500	500
County of Jefferson AL
5.00%, 04/01/2023	1,550	1,588
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500	1,567
5.25%, 10/01/2048	1,650	1,728
5.50%, 10/01/2053	715	751
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,360
5.00%, 06/01/2036	2,600	2,771
5.00%, 06/01/2037	3,300	3,509
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,335
5.00%, 12/01/2041	2,750	2,789
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(2)	3,870	3,685
2.90%, 07/15/2034(2)	200	202
Lower Alabama Gas District
4.00%, 12/01/2050(2)	12,610	12,796
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,319
4.00%, 03/01/2035	1,360	1,364
4.00%, 03/01/2036	1,500	1,499
4.00%, 03/01/2038	1,750	1,730
4.00%, 03/01/2039	1,700	1,670
4.00%, 03/01/2040	1,580	1,551
4.00%, 03/01/2041	2,765	2,695
4.00%, 03/01/2042	3,000	2,921
5.00%, 03/01/2028	1,030	1,121
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	687
4.00%, 03/01/2039	415	416
4.00%, 03/01/2041	400	397
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000	1,048
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	162
2.38%, 11/01/2028	550	421
Southeast Alabama Gas Supply District
1.56% (1 Month LIBOR USD + 0.85%), 06/01/2049(1)	5,365	5,287
4.00%, 06/01/2049(2)	24,010	24,245
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(2)	15,000	15,093
4.00%, 12/01/2051(2)	1,865	1,857
5.00%, 05/01/2053(2)	16,925	17,904

Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	2,564	2,307
5.25%, 05/01/2044(3)	7,400	6,605
University of Alabama
4.00%, 06/01/2033	1,070	1,121
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430	437

Total Alabama		264,316

Alaska – 0.14%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,300	1,265
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,515
Northern Tobacco Securitization Corp.
0.50%, 06/01/2031	165	164
4.00%, 06/01/2034	1,000	976
4.00%, 06/01/2050	3,145	2,793
4.00%, 06/01/2050	3,570	3,575
5.00%, 06/01/2030	500	538
5.00%, 06/01/2031	875	943
5.00%, 06/01/2032	875	940
5.00%, 06/01/2033	750	803
State of Alaska International Airports System
5.00%, 10/01/2029	1,600	1,766

Total Alaska		15,278

Arizona – 1.82%
Arizona Health Facilities Authority
1.16% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(1)	3,750	3,647
5.00%, 12/01/2039	1,150	1,180
Arizona Industrial Development Authority
2.65%, 07/01/2026	370	356
3.00%, 12/15/2031(3)	400	342
4.00%, 07/01/2031	275	274
4.00%, 07/01/2031	310	301
4.00%, 11/01/2039	1,140	1,075
4.00%, 07/15/2041(3)	265	224
4.00%, 12/15/2041(3)	600	514
4.00%, 07/15/2050(3)	1,500	1,207
4.00%, 07/01/2051	1,825	1,495
4.00%, 07/15/2051(3)	500	393
4.00%, 12/15/2051(3)	925	739
4.00%, 07/15/2056(3)	475	364
4.50%, 07/15/2029(3)	2,500	2,405
5.00%, 02/01/2034	2,585	2,853
5.00%, 07/15/2040(3)	835	830
5.00%, 07/01/2049(3)	650	615
5.00%, 07/15/2049(3)	500	482
5.00%, 07/15/2050(3)	2,365	2,275
5.50%, 07/01/2052(3)	655	659
Chandler Industrial Development Authority
5.00%, 06/01/2049(2)	18,960	19,842
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,978
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,356
City of Phoenix AZ
4.00%, 07/01/2022	900	900
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,802
5.00%, 07/01/2025	1,295	1,398
5.00%, 07/01/2026	1,675	1,807
5.00%, 07/01/2027	4,600	5,020
5.00%, 07/01/2028	1,070	1,189
5.00%, 07/01/2028	4,440	4,870
5.00%, 07/01/2029	725	799
5.00%, 07/01/2029	12,865	13,120
5.00%, 07/01/2030	1,000	1,116
5.00%, 07/01/2030	1,500	1,528
5.00%, 07/01/2031	725	806
5.00%, 07/01/2032	120	133
5.00%, 07/01/2032	800	854
5.00%, 07/01/2036	3,000	3,201
5.00%, 07/01/2042	540	563
5.00%, 07/01/2045	635	677
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,630
5.00%, 07/15/2033	1,920	2,266
5.00%, 07/15/2034	1,785	2,092
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	281
5.00%, 07/01/2025	790	847
5.00%, 07/01/2027	715	789
5.00%, 07/01/2033	435	412
5.00%, 07/01/2038	450	413
5.00%, 07/01/2048	915	791
5.00%, 05/15/2056	1,375	1,288

Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700	725
5.00%, 07/01/2033	415	424
5.00%, 07/01/2034	765	780
5.00%, 07/01/2037	4,750	4,836
5.00%, 07/01/2038	1,295	1,313
5.00%, 07/01/2049	525	523
Industrial Development Authority of the County of Pima
4.00%, 04/01/2035	415	409
4.00%, 04/01/2036	420	413
4.00%, 04/01/2037	450	440
4.00%, 04/01/2038	520	506
4.00%, 04/01/2039	700	678
4.00%, 04/01/2040	675	650
4.00%, 06/15/2041(3)	675	574
4.00%, 06/15/2051(3)	1,000	796
4.00%, 06/15/2057(3)	1,000	769
5.00%, 04/01/2032	500	549
5.00%, 04/01/2033	575	628
5.00%, 04/01/2034	795	865
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(2)	2,100	2,051
Maricopa County Industrial Development Authority
4.00%, 10/15/2047(3)	2,200	1,869
5.00%, 01/01/2046(2)	3,210	3,487
5.00%, 07/01/2047	1,000	1,060
5.00%, 01/01/2048(2)	1,300	1,312
5.75%, 01/01/2036(3)	1,500	1,194
6.00%, 01/01/2048(3)	1,155	855
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,381
4.00%, 07/01/2037	860	897
4.00%, 07/01/2038	500	509
4.00%, 07/01/2039	1,035	1,051
4.00%, 07/01/2040	1,090	1,104
Maricopa County Special Health Care District
4.00%, 07/01/2038	19,340	19,576
5.00%, 07/01/2025	5,000	5,383
5.00%, 07/01/2026	7,000	7,658
5.00%, 07/01/2033	6,555	7,413
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2024	1,600	1,675
5.00%, 01/01/2033	1,000	1,107
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	5,420
5.00%, 12/01/2037	3,500	3,759
State of Arizona
5.00%, 10/01/2024	1,075	1,145
Tempe Industrial Development Authority
4.00%, 12/01/2022	205	205
4.00%, 12/01/2024	115	114
4.00%, 12/01/2038	1,190	991
5.00%, 12/01/2050	500	451
5.00%, 12/01/2054	750	669
Tender Option Bond Trust Receipts/Certificates
1.06%, 03/01/2029(2)(3)	1,515	1,515
1.16%, 01/01/2061(2)(3)	2,100	2,100
University of Arizona
5.00%, 06/01/2038	1,955	2,137
5.00%, 06/01/2039	860	939
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000	2,000
5.00%, 07/01/2024	320	338
5.00%, 07/01/2025	1,410	1,520
Yuma & La Paz Counties Community College District
4.00%, 07/01/2031	345	362
4.00%, 07/01/2032	355	368
4.00%, 07/01/2033	370	379
4.00%, 07/01/2034	375	381
4.00%, 07/01/2035	350	353

Total Arizona		196,604

Arkansas – 0.11%
Arkansas Development Finance Authority
1.20%, 03/01/2024(2)	5,000	4,998
3.13%, 07/01/2036	180	148
4.00%, 07/01/2025	150	151
4.00%, 07/01/2027	220	220
4.50%, 09/01/2049(3)	2,900	2,790
4.75%, 09/01/2049(3)	2,500	2,500
Arkansas Development Finance Authority Public Safety Charges Revenue
4.00%, 06/01/2029	930	983

Total Arkansas		11,790

California – 7.20%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300	1,337
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,580
5.00%, 10/01/2037	2,000	2,061

Alisal Union School District
5.25%, 08/01/2042	740	804
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	2,086
Apple Valley Public Financing Authority
4.00%, 06/01/2031	585	626
4.00%, 06/01/2036	1,350	1,359
Bay Area Toll Authority
1.32% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(1)	15,000	14,498
1.36% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(1)	10,000	9,796
2.16% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(1)	1,000	1,007
2.85%, 04/01/2047(2)	985	982
2.95%, 04/01/2047(2)	1,155	1,152
Calexico Unified School District
4.00%, 08/01/2042	830	812
California Community Housing Agency
4.00%, 02/01/2050(3)	2,735	2,118
4.00%, 08/01/2051(3)	925	607
4.00%, 02/01/2056(3)	8,400	6,697
5.00%, 08/01/2049(3)	3,850	3,535
5.00%, 02/01/2050(3)	2,365	2,164
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	395
4.00%, 06/01/2036	275	269
4.00%, 06/01/2037	275	267
4.00%, 06/01/2038	275	266
5.00%, 06/01/2026	215	229
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930	1,890
4.00%, 08/15/2040	4,000	3,995
4.00%, 04/01/2049	2,000	1,871
5.00%, 11/01/2032(2)	1,400	1,415
5.00%, 07/01/2034(2)	1,710	1,727
5.00%, 08/15/2034	125	135
California Housing Finance
3.50%, 11/20/2035	1,267	1,182
4.00%, 03/20/2033	3,368	3,329
4.25%, 01/15/2035	508	501
California Infrastructure & Economic Development Bank
0.85%, 01/01/2050(2)(3)	20,000	19,733
California Municipal Finance Authority
0.70%, 12/01/2044(2)	3,550	3,441
4.00%, 05/15/2032	750	755
4.00%, 05/15/2036	2,750	2,730
4.00%, 08/15/2037	1,560	1,496
4.00%, 08/15/2042	1,635	1,518
4.00%, 02/01/2051	975	880
5.00%, 08/15/2029	1,000	1,110
5.00%, 05/15/2031	200	220
5.00%, 08/15/2034	1,065	1,164
5.00%, 05/15/2036	2,500	2,608
5.00%, 12/31/2043	12,725	12,835
5.00%, 12/31/2047	555	557
5.00%, 05/15/2049	1,000	1,028
5.00%, 10/01/2049(3)	515	473
5.00%, 10/01/2057(3)	1,000	898
California Pollution Control Financing Authority
2.00%, 08/01/2024(2)(3)	7,375	7,375
5.00%, 07/01/2037(3)	5,000	5,017
California Public Finance Authority
2.13%, 11/15/2027(3)	1,875	1,742
2.38%, 11/15/2028(3)	500	459
4.00%, 07/15/2041	2,800	2,700
5.00%, 07/01/2027(3)	175	151
5.00%, 11/15/2036(3)	250	246
5.00%, 07/01/2047(3)	140	107
5.00%, 10/15/2047	1,775	1,793
California School Finance Authority
2.00%, 10/01/2024(3)	285	275
3.00%, 10/01/2031(3)	215	192
4.00%, 11/01/2031	500	463
4.00%, 11/01/2041	980	824
4.00%, 06/01/2061(3)	1,000	730
California State Public Works Board
4.00%, 05/01/2036	350	350
4.00%, 05/01/2037	500	497
4.00%, 11/01/2038	4,000	3,971
4.00%, 05/01/2041	525	523
5.00%, 03/01/2024	2,500	2,626
5.00%, 03/01/2025	3,340	3,586
5.00%, 08/01/2030	970	1,105
5.00%, 08/01/2033	1,800	2,050
5.00%, 11/01/2037	235	238
5.00%, 09/01/2039	10,705	11,197

California Statewide Communities Development Authority
4.00%, 09/02/2022	500	501
4.00%, 09/02/2025	375	377
4.00%, 09/02/2029	200	200
4.00%, 09/02/2029	300	293
4.00%, 09/02/2031	300	287
4.00%, 05/15/2035	2,210	2,205
4.00%, 04/01/2036	675	673
4.00%, 05/15/2036	3,250	3,233
4.00%, 04/01/2037	700	693
4.00%, 05/15/2037	3,595	3,563
4.00%, 04/01/2038	2,400	2,289
4.00%, 05/15/2038	2,795	2,756
4.00%, 05/15/2039	2,030	1,993
4.00%, 09/02/2051	1,000	823
4.00%, 09/02/2051	1,175	1,006
4.00%, 09/02/2051	1,250	1,061
5.00%, 10/01/2028	1,100	1,109
5.00%, 11/01/2032(3)	1,135	1,188
5.00%, 04/01/2035	1,300	1,408
5.00%, 01/01/2038	750	769
5.00%, 09/02/2039	745	779
5.00%, 05/15/2040	400	411
5.00%, 11/01/2041(3)	875	906
5.00%, 09/02/2042	1,300	1,305
5.00%, 01/01/2043	1,000	1,016
5.00%, 09/02/2044	500	514
5.00%, 09/02/2044	700	721
5.00%, 09/02/2044	1,350	1,390
5.00%, 02/01/2045	1,175	1,091
5.00%, 04/01/2046(2)	4,300	4,874
5.00%, 01/01/2048	2,840	2,866
5.00%, 09/02/2049	700	718
5.00%, 09/02/2052	1,900	1,860
5.25%, 12/01/2048(3)	800	792
5.25%, 12/01/2056(3)	6,635	6,665
5.38%, 11/01/2049(3)	100	92
5.50%, 12/01/2054	2,270	2,297
5.50%, 12/01/2058(3)	6,315	6,356
City of Los Angeles CA Wastewater System Revenue
5.00%, 06/01/2031	8,000	9,317
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	684
4.00%, 05/15/2036	800	793
4.00%, 05/15/2037	850	839
4.00%, 05/15/2038	750	740
4.00%, 05/15/2038	20,000	19,720
4.00%, 05/15/2039	775	763
4.00%, 05/15/2040	750	735
4.00%, 05/15/2041	800	781
4.00%, 05/15/2044	3,000	2,882
4.75%, 05/15/2035	8,340	8,504
5.00%, 05/15/2025	2,000	2,136
5.00%, 05/15/2026	520	565
5.00%, 05/15/2026	1,455	1,581
5.00%, 05/15/2027	1,325	1,462
5.00%, 05/15/2028	1,150	1,277
5.00%, 05/15/2033	1,325	1,425
5.00%, 05/15/2034	2,425	2,684
5.00%, 05/15/2037	2,000	2,173
5.00%, 05/15/2040	1,095	1,128
5.00%, 05/15/2040	10,000	10,683
5.00%, 05/15/2041	2,255	2,421
5.25%, 05/15/2031	4,805	5,288
5.25%, 05/15/2032	3,210	3,514
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,256
City of Vernon CA Electric System Revenue
5.00%, 10/01/2027	475	515
CMFA Special Finance Agency
4.00%, 08/01/2045(3)	970	754
CMFA Special Finance Agency VII
3.00%, 08/01/2056(3)	2,000	1,439
4.00%, 08/01/2047(3)	2,330	1,777
CMFA Special Finance Agency VIII
3.00%, 08/01/2056(3)	3,675	2,624
CMFA Special Finance Agency XII
4.38%, 08/01/2049(3)	800	612
Coast Community College District
5.00%, 08/01/2036	3,000	3,400
Compton Community Redevelopment Agency Successor Agency
5.00%, 08/01/2028	3,510	3,889
Corona Community Facilities District
5.00%, 09/01/2027	100	108
5.25%, 09/01/2034	185	198
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	163
5.00%, 09/01/2031	225	243
5.00%, 09/01/2034	335	355
5.00%, 09/01/2036	560	585

CSCDA Community Improvement Authority
3.00%, 09/01/2056(3)	6,565	4,694
3.00%, 03/01/2057(3)	2,000	1,440
3.13%, 06/01/2057(3)	4,540	3,031
3.25%, 04/01/2057(3)	2,880	2,057
3.25%, 05/01/2057(3)	2,400	1,698
4.00%, 09/01/2056(3)	2,025	1,669
4.00%, 10/01/2056(3)	250	214
4.00%, 10/01/2056(3)	6,125	4,882
4.00%, 12/01/2056(3)	5,030	3,783
4.00%, 06/01/2058(3)	1,575	1,293
4.00%, 12/01/2058(3)	3,595	2,801
4.00%, 12/01/2059(3)	255	162
Deutsche Bank Spears/Lifers Trust
1.31%, 12/01/2052(2)(3)(4)	15,000	15,000
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,888
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	266
5.00%, 04/01/2036	200	213
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	8,300	7,627
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000	961
0.00%, 06/01/2066	4,225	414
5.00%, 06/01/2024	255	270
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,239
5.00%, 08/01/2042	630	674
Huntington Beach Union High School District
5.00%, 08/01/2022	200	201
Irvine Unified School District
5.00%, 03/01/2057	800	817
La Mesa-Spring Valley School District
4.00%, 08/01/2036	250	251
4.00%, 08/01/2038	425	426
4.00%, 08/01/2040	530	530
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,074
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,569
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,293
5.00%, 12/01/2030	2,520	2,709
5.00%, 12/01/2032	3,250	3,776
5.00%, 12/01/2034	5,375	6,150
Los Angeles Department of Water & Power
5.00%, 07/01/2039	2,500	2,835
5.00%, 07/01/2040	7,295	8,144
5.00%, 07/01/2046	3,880	4,286
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2034	4,505	4,825
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,239
4.00%, 07/01/2037	3,000	3,013
5.00%, 07/01/2027	2,385	2,681
Los Rios Community College District
3.00%, 08/01/2025	1,150	1,174
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,835
5.00%, 08/01/2028	1,000	1,085
5.00%, 08/01/2029	775	841
5.00%, 08/01/2030	2,530	2,744
Merced City School District
4.00%, 08/01/2046	1,250	1,204
Metropolitan Water District of Southern California
1.05% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(1)	2,530	2,524
1.05% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(1)	6,650	6,634
Mizuho Floater/Residual Trust
1.16%, 12/01/2039(2)(3)(4)	8,800	8,800
1.16%, 06/01/2050(2)(3)	13,400	13,400
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,305
4.00%, 08/01/2028	1,350	1,454
4.00%, 08/01/2029	1,000	1,078
4.00%, 08/01/2030	1,445	1,554
4.00%, 08/01/2032	2,030	2,163
Natomas Unified School District
4.00%, 08/01/2045	4,000	3,941
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	3,939
5.00%, 03/01/2028	1,340	1,446
5.00%, 03/01/2030	1,700	1,810
5.00%, 03/01/2042	1,390	1,454

North Coast County Water District
4.00%, 10/01/2029	145	157
4.00%, 10/01/2033	250	264
4.00%, 10/01/2036	125	126
4.00%, 10/01/2041	420	414
Ontario International Airport Authority
4.00%, 05/15/2039	850	820
4.00%, 05/15/2040	635	608
4.00%, 05/15/2041	400	382
Orange County Community Facilities District
5.25%, 08/15/2045	975	1,001
Orange County Transportation Authority
5.00%, 10/15/2024	6,385	6,816
Pittsburg Unified School District
4.00%, 08/01/2032	280	291
4.00%, 08/01/2033	100	103
4.00%, 08/01/2035	280	284
4.00%, 08/01/2036	285	287
4.00%, 08/01/2039	400	398
4.00%, 08/01/2046	875	854
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,895
Port of Oakland
5.00%, 05/01/2023	175	180
5.00%, 05/01/2024	150	158
5.00%, 05/01/2024	1,920	2,012
5.00%, 05/01/2025	9,600	10,240
5.00%, 05/01/2026	1,170	1,265
5.00%, 05/01/2027	3,970	4,342
5.00%, 05/01/2028	1,875	2,056
5.00%, 05/01/2029	1,875	2,068
5.00%, 11/01/2029	1,875	2,075
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	16,692
5.00%, 05/15/2047	10,825	11,747
Riverside County Community Facilities Districts
4.00%, 09/01/2040	1,500	1,449
Riverside County Transportation Commission
4.00%, 06/01/2046	5,250	4,922
Sacramento City Financing Authority
5.00%, 12/01/2033	875	936
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	1,983
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	4,715
4.00%, 07/01/2036	5,625	5,487
5.00%, 07/01/2030	205	226
5.00%, 07/01/2037	6,000	6,432
5.00%, 07/01/2038	6,100	6,523
San Francisco Bay Area Rapid Transit District
5.00%, 08/01/2039	2,650	3,029
San Francisco City & County Airport Comm-San Francisco International Airport
4.00%, 05/01/2039	1,875	1,824
5.00%, 05/01/2037	945	999
San Mateo Foster City Public Financing Authority
5.00%, 08/01/2025	2,500	2,701
Santa Ana Unified School District
5.50%, 08/01/2022	200	201
State of California
4.00%, 10/01/2024	4,475	4,669
4.00%, 03/01/2025	3,500	3,670
4.00%, 10/01/2025	2,240	2,367
4.00%, 03/01/2026	375	398
4.00%, 10/01/2026	2,740	2,930
4.00%, 11/01/2035	1,750	1,776
4.00%, 03/01/2036	3,385	3,413
4.00%, 11/01/2036	2,735	2,759
4.00%, 11/01/2037	1,625	1,638
4.00%, 10/01/2041	2,235	2,241
4.00%, 11/01/2041	2,000	2,002
5.00%, 08/01/2023	3,000	3,108
5.00%, 12/01/2023	2,980	3,115
5.00%, 05/01/2024	1,945	2,054
5.00%, 10/01/2024	1,790	1,907
5.00%, 12/01/2024	1,255	1,342
5.00%, 10/01/2025	1,280	1,394
5.00%, 09/01/2026	2,000	2,218
5.00%, 08/01/2027	620	670
5.00%, 11/01/2028	8,000	9,163
5.00%, 08/01/2029	935	1,025
5.00%, 09/01/2029	370	406
5.00%, 11/01/2029	3,170	3,558
5.00%, 04/01/2030	5,130	5,963
5.00%, 08/01/2030	3,500	3,824
5.00%, 08/01/2030	3,910	4,355
5.00%, 11/01/2032	11,555	13,423
5.00%, 03/01/2033	7,765	8,914

5.00%, 04/01/2035	2,585	3,016
5.00%, 04/01/2035	4,980	5,551
5.00%, 10/01/2037	15,000	17,187
5.00%, 10/01/2041	10,465	11,734
5.00%, 04/01/2042	1,700	1,834
5.00%, 04/01/2042	1,750	1,974
State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,643
5.00%, 12/01/2033	8,530	9,790
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	268
5.00%, 10/01/2034	250	268
5.00%, 10/01/2035	240	256
5.00%, 10/01/2038	600	630
Tustin Unified School District
4.00%, 09/01/2034	125	126
4.00%, 09/01/2035	255	256
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,129
4.00%, 07/01/2036	1,220	1,223
4.00%, 07/01/2038	1,320	1,321
4.00%, 07/01/2040	2,850	2,818

Total California		778,216

Colorado – 2.22%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,264
5.00%, 12/15/2030	4,000	4,389
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,000	1,571
Amber Creek Metropolitan District
5.00%, 12/01/2037	747	721
5.13%, 12/01/2047	1,050	969
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,325
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	478
5.00%, 12/01/2050	1,000	889
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400	1,345
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	519
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	491
5.00%, 12/01/2050	1,340	1,197
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500	485
City & County of Denver CO
5.00%, 10/01/2032	9,405	9,374
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465	4,567
5.00%, 11/15/2025	4,390	4,721
5.00%, 11/15/2029	3,105	3,373
5.00%, 12/01/2029	1,130	1,234
5.00%, 11/15/2031(2)	1,000	1,076
5.00%, 12/01/2031	7,045	7,610
5.00%, 11/15/2032	2,175	2,446
5.00%, 12/01/2032	385	413
5.00%, 12/01/2035	5,520	5,849
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500	1,710
Colorado Educational & Cultural Facilities Authority
4.00%, 08/01/2023	135	137
4.00%, 08/01/2024	165	168
4.00%, 05/01/2026	80	80
4.00%, 06/01/2026	535	553
4.00%, 06/01/2028	580	600
4.00%, 05/01/2029	70	68
4.00%, 05/01/2030	65	63
4.00%, 06/01/2030	325	334
4.00%, 06/01/2032	340	342
4.00%, 05/01/2036	75	68
4.00%, 07/01/2036	1,295	1,290
4.00%, 12/15/2036	750	746
4.00%, 12/15/2041	1,000	979
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	700
2.80%, 05/15/2042(2)	3,585	3,598
4.00%, 11/01/2039	3,775	3,625
4.00%, 08/01/2044	1,520	1,399
5.00%, 12/01/2022	1,855	1,881
5.00%, 11/01/2023	1,350	1,406
5.00%, 11/01/2024	1,125	1,188
5.00%, 11/01/2025	1,715	1,837
5.00%, 11/01/2026	1,330	1,441
5.00%, 08/01/2027	1,000	1,073
5.00%, 08/01/2028	1,000	1,075
5.00%, 01/01/2031	100	99

5.00%, 11/15/2036(2)	6,770	7,037
5.00%, 01/01/2037	250	242
5.00%, 08/01/2044	6,110	6,242
5.00%, 09/01/2046	1,000	1,024
5.00%, 08/01/2049(2)	1,330	1,405
5.00%, 11/15/2049(2)	2,585	2,848
5.25%, 01/01/2040	540	549
6.13%, 12/01/2045(3)	675	532
6.25%, 12/01/2050(3)	205	161
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645	650
5.00%, 12/31/2051	2,150	2,164
5.00%, 12/31/2056	4,790	4,818
Colorado Housing & Finance Authority
4.25%, 11/01/2049	455	465
4.25%, 11/01/2049	830	848
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635	635
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775	750
5.00%, 12/01/2049	1,500	1,382
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	488
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	835
County of El Paso CO
4.00%, 12/01/2033	800	840
4.00%, 12/01/2035	910	949
5.00%, 12/01/2031	600	685
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	11,419
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950	5,000
5.00%, 12/01/2030	2,000	2,085
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,359	1,357
5.63%, 12/01/2048	2,130	2,091
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,850
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500	500
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000	1,017
E-470 Public Highway Authority
1.36% (SOFR + 0.35%), 09/01/2039(1)	2,195	2,165
5.00%, 09/01/2040	5,165	5,391
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000	2,055
Eagle County School District No Re50J
4.00%, 12/01/2036	980	1,018
Fiddlers Business Improvement District
5.00%, 12/01/2032(3)	1,190	1,218
Hogback Metropolitan District
5.00%, 12/01/2041	725	659
5.00%, 12/01/2051	1,050	907
Lewis Pointe Metropolitan District
4.00%, 12/01/2029	270	287
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,237
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	663
5.00%, 12/01/2049	1,000	898
Mizuho Floater/Residual Trust
1.16%, 07/01/2034(2)(3)(4)	300	300
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	396
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500	475
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775	1,877
Peak Metropolitan District No 1
5.00%, 12/01/2041(3)	1,000	914
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	402
4.00%, 12/01/2051	650	504
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(3)	250	207
4.75%, 12/01/2045(3)	1,900	1,702
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	694
Rampart Range Metropolitan District No 5
4.00%, 12/01/2051	2,125	1,615
Regional Transportation District
4.00%, 01/15/2033	850	812
4.00%, 07/15/2033	270	257
4.00%, 07/15/2034	750	708
5.00%, 06/01/2031	1,315	1,444
5.00%, 07/15/2032	600	629

Reunion Metropolitan District
3.63%, 12/01/2044	1,705	1,264
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,500	1,278
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290	1,384
Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2022	575	580
4.00%, 12/01/2025	270	283
4.00%, 12/01/2026	300	317
4.00%, 12/01/2042	1,035	1,039
4.00%, 12/01/2046	750	744
Southglenn Metropolitan District
5.00%, 12/01/2046	500	467
Southlands Metropolitan District No 1
3.00%, 12/01/2022	100	100
3.50%, 12/01/2027	500	469
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500	499
State of Colorado
4.00%, 12/15/2035	7,400	7,464
6.00%, 12/15/2038	5,000	6,149
6.00%, 12/15/2039	1,200	1,473
6.00%, 12/15/2040	5,165	6,322
6.00%, 12/15/2041	6,125	7,482
STC Metropolitan District No 2
3.00%, 12/01/2025	555	525
5.00%, 12/01/2038	500	489
University of Colorado
2.00%, 06/01/2051(2)	1,310	1,263
2.00%, 06/01/2051(2)	1,545	1,509
2.00%, 06/01/2054(2)	5,955	5,875
5.00%, 06/01/2047	500	552
University of Colorado Hospital Authority
5.00%, 11/15/2047(2)	9,530	9,984
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	212
5.00%, 12/15/2024	135	143
5.00%, 12/01/2025	180	195
5.00%, 12/15/2025	85	92
5.00%, 12/01/2026	195	215
5.00%, 12/01/2027	205	229
5.00%, 12/01/2028	210	237
5.00%, 12/15/2028	130	141
5.00%, 12/01/2029	210	239
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	500	542
5.00%, 12/01/2031	230	260
5.00%, 12/01/2032	250	282
5.00%, 12/01/2035	100	111
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,525
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	576
5.00%, 12/01/2049	1,000	922

Total Colorado		239,505

Connecticut – 2.51%
City of Bridgeport CT
4.00%, 08/01/2036	225	231
4.00%, 06/01/2037	2,460	2,504
5.00%, 09/15/2029	2,600	2,969
5.00%, 09/15/2030	2,250	2,556
5.00%, 06/01/2033	1,985	2,224
5.00%, 08/01/2034	250	283
City of Hartford CT
5.00%, 07/15/2022	2,250	2,252
5.00%, 07/15/2023	2,000	2,068
5.00%, 07/15/2026	2,430	2,604
City of New Britain CT
5.00%, 03/01/2027	1,260	1,383
5.00%, 03/01/2028	1,490	1,628
5.00%, 03/01/2033	1,900	2,043
City of New Haven CT
4.00%, 08/01/2037	1,000	1,015
5.00%, 08/15/2023	900	932
5.00%, 08/15/2029	2,000	2,170
5.00%, 08/15/2031	1,000	1,080
5.25%, 08/01/2023	1,115	1,153
City of West Haven CT
4.00%, 09/15/2030	300	317
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250	1,248
3.00%, 11/15/2050	6,415	6,309
3.00%, 05/15/2051	8,820	8,616
5.00%, 05/15/2025	1,995	2,132
5.00%, 11/15/2025	1,270	1,369

5.00%, 05/15/2026	1,290	1,402
5.00%, 11/15/2026	600	658
5.00%, 05/15/2027	675	745
5.00%, 11/15/2027	550	611
5.00%, 05/15/2028	700	781
5.00%, 11/15/2028	750	841
5.00%, 05/15/2029	720	809
5.00%, 11/15/2029	1,000	1,129
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(2)	5,885	5,631
0.55%, 07/01/2037(2)	4,500	4,425
1.10%, 07/01/2033(2)	22,000	21,116
1.10%, 07/01/2048(2)	9,000	8,942
1.80%, 07/01/2049(2)	2,005	1,978
2.00%, 07/01/2042(2)	6,470	6,272
4.00%, 07/01/2022(3)	1,010	1,010
4.00%, 07/01/2032	250	264
4.00%, 07/01/2033	265	279
4.00%, 07/01/2034	275	288
4.00%, 07/01/2035	250	259
4.00%, 07/01/2036	200	205
4.00%, 07/01/2044	865	733
4.00%, 07/01/2046	880	754
4.00%, 07/01/2049	3,370	2,765
5.00%, 07/01/2023	325	335
5.00%, 11/01/2023	695	723
5.00%, 07/01/2024	365	385
5.00%, 11/01/2024	475	505
5.00%, 07/01/2025	150	162
5.00%, 07/01/2025(3)	435	434
5.00%, 06/01/2027	200	219
5.00%, 06/01/2028	400	440
5.00%, 11/01/2028	1,245	1,411
5.00%, 06/01/2029	250	277
5.00%, 07/01/2029	150	169
5.00%, 07/01/2029(3)	440	428
5.00%, 07/01/2029	1,000	1,099
5.00%, 07/01/2030	175	198
5.00%, 06/01/2031	600	664
5.00%, 07/01/2031	250	285
5.00%, 07/01/2032	700	771
5.00%, 07/01/2032	2,000	2,158
5.00%, 07/01/2033	235	262
5.00%, 07/01/2033	600	658
5.00%, 07/01/2033	2,730	2,945
5.00%, 07/01/2034	320	355
5.00%, 07/01/2034	700	765
5.00%, 07/01/2035	350	386
5.00%, 07/01/2035	525	571
5.00%, 07/01/2036	360	395
5.00%, 07/01/2036	1,000	1,082
5.00%, 07/01/2037	390	426
5.00%, 07/01/2042(2)	4,000	4,000
5.00%, 07/01/2043	1,750	1,775
5.00%, 07/01/2049(3)	1,550	1,313
5.00%, 07/01/2053(2)	2,625	2,874
5.00%, 07/01/2053(2)	3,445	3,653
Mattabassett District
5.00%, 08/01/2022	195	196
Metropolitan District
4.00%, 09/01/2037	3,980	4,005
4.00%, 09/01/2038	3,000	3,011
State of Connecticut
3.00%, 01/15/2023	525	529
3.00%, 01/15/2024	450	457
4.00%, 01/15/2024	290	299
4.00%, 01/15/2039	8,835	8,815
5.00%, 07/15/2022	1,455	1,457
5.00%, 04/15/2023	3,200	3,284
5.00%, 07/15/2023	1,160	1,198
5.00%, 01/15/2026	850	929
5.00%, 04/15/2026	1,500	1,647
5.00%, 06/15/2027	1,680	1,804
5.00%, 09/15/2027	1,000	1,124
5.00%, 03/01/2029	1,500	1,558
5.00%, 04/15/2030	565	638
5.00%, 09/15/2030	650	747
5.00%, 06/15/2032	500	581
5.00%, 06/15/2032	710	753
5.00%, 09/15/2032	325	378
5.00%, 11/15/2032	200	213
5.00%, 04/15/2034	645	712
5.00%, 04/15/2035	3,250	3,578
5.00%, 06/15/2035	300	341
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260	3,277
4.00%, 05/01/2038	1,025	1,039

4.00%, 05/01/2039	5,645	5,632
4.00%, 05/01/2040	1,780	1,769
4.00%, 11/01/2040	1,040	1,033
5.00%, 09/01/2023	900	933
5.00%, 05/01/2030	2,000	2,292
5.00%, 10/01/2031	26,000	26,797
5.00%, 05/01/2033	3,000	3,370
5.00%, 05/01/2034	3,400	3,800
5.00%, 05/01/2034	8,900	10,033
5.00%, 05/01/2035	4,615	5,191
5.00%, 01/01/2036	1,500	1,621
5.00%, 05/01/2037	5,000	5,539
5.00%, 01/01/2038	4,400	4,734
Town of Hamden CT
4.00%, 08/15/2024	275	284
5.00%, 08/15/2026	500	523
5.00%, 08/15/2026	1,335	1,454
5.00%, 08/01/2030	500	555
5.00%, 08/01/2032	500	543
5.00%, 01/01/2040	1,875	1,743
University of Connecticut
5.00%, 11/01/2028	1,290	1,460
5.00%, 02/15/2036	1,000	1,101
5.00%, 02/15/2037	1,500	1,646
5.25%, 11/15/2034	3,705	4,137

Total Connecticut		271,866

Delaware – 0.43%
County of Kent DE
5.00%, 07/01/2040	1,020	983
5.00%, 07/01/2048	2,305	2,135
County of Sussex DE
5.00%, 01/01/2036	2,230	2,251
Delaware Municipal Electric Corp.
4.00%, 07/01/2036	365	372
5.00%, 07/01/2032	235	270
Delaware River & Bay Authority
4.00%, 01/01/2042	185	185
4.00%, 01/01/2046	1,100	1,078
5.00%, 01/01/2029	350	400
5.00%, 01/01/2032	500	582
5.00%, 01/01/2035	350	401
Delaware State Economic Development Authority
1.05%, 01/01/2031(2)	4,630	4,394
4.00%, 09/01/2030	180	176
4.00%, 09/01/2041	550	496
4.00%, 06/01/2042	1,000	873
5.00%, 09/01/2036	1,225	1,258
5.00%, 08/01/2039	715	715
5.00%, 09/01/2040	250	258
5.00%, 09/01/2046	700	711
5.00%, 11/15/2048	2,000	2,060
5.00%, 08/01/2049	900	874
5.00%, 09/01/2050	250	255
5.00%, 08/01/2054	835	800
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385	1,444
5.00%, 06/01/2043	1,000	1,034
5.00%, 06/01/2048	500	514
5.00%, 06/01/2050	2,000	2,053
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,700
5.00%, 09/01/2032	3,245	3,644
5.00%, 09/01/2033	2,750	3,071
5.00%, 09/01/2034	6,750	7,522
5.00%, 09/01/2035	2,200	2,447

Total Delaware		46,956

District of Columbia – 1.83%
District of Columbia
0.00%, 06/01/2046(3)	1,200	730
4.00%, 02/01/2037	2,860	2,902
5.00%, 10/01/2022	3,730	3,763
5.00%, 03/01/2024	455	478
5.00%, 10/01/2029	5,000	5,787
5.00%, 06/01/2030	1,085	1,132
5.00%, 12/01/2033	5,000	5,572
5.00%, 06/01/2034	1,000	1,057
5.00%, 06/01/2034	2,100	2,290
5.00%, 06/01/2035	3,000	3,110
5.00%, 07/01/2042	780	731
5.00%, 06/01/2046	3,370	3,404
5.00%, 07/01/2052	1,230	1,100
District of Columbia Housing Finance Agency
0.70%, 06/01/2024(2)	10,000	9,831
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000	280
0.00%, 06/15/2046	13,000	2,721

District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(2)	9,340	9,255
3.00%, 10/01/2057(2)	8,715	8,594
Metropolitan Washington Airports Authority
4.00%, 10/01/2037	570	563
4.00%, 10/01/2038	635	624
5.00%, 10/01/2023	850	879
5.00%, 10/01/2024	1,325	1,397
5.00%, 10/01/2024	1,500	1,594
5.00%, 10/01/2025	1,185	1,286
5.00%, 10/01/2027	500	551
5.00%, 10/01/2027	32,565	35,861
5.00%, 10/01/2030	1,480	1,493
5.00%, 10/01/2030	2,530	2,818
5.00%, 10/01/2030	5,280	5,697
5.00%, 10/01/2031	4,305	4,822
5.00%, 10/01/2031	5,335	5,789
5.00%, 10/01/2032	5,000	5,288
5.00%, 10/01/2032	11,490	12,770
5.00%, 10/01/2033	6,230	6,898
5.00%, 10/01/2034	1,520	1,673
5.00%, 10/01/2035	1,350	1,477
5.00%, 10/01/2036	1,075	1,169
5.00%, 10/01/2037	1,000	1,052
5.00%, 10/01/2043	8,000	8,405
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,433
0.00%, 10/01/2037	1,000	512
4.00%, 10/01/2038	415	394
5.00%, 10/01/2033	1,250	1,314
5.00%, 10/01/2034	1,500	1,574
6.50%, 10/01/2041	2,000	2,344
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330	1,381
5.00%, 10/01/2024	1,030	1,094
Washington Metropolitan Area Transit Authority
4.00%, 07/15/2034	2,935	3,011
4.00%, 07/15/2035	2,190	2,239
5.00%, 07/15/2023	1,665	1,720
5.00%, 07/01/2024	2,115	2,234
5.00%, 07/15/2024	1,100	1,165
5.00%, 07/01/2032	3,250	3,579
5.00%, 07/15/2035	3,675	4,140
5.00%, 07/15/2037	2,300	2,596

Total District of Columbia		197,573

Florida – 5.49%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,530
5.00%, 12/01/2036	1,000	1,031
5.00%, 12/01/2044	3,350	3,421
6.00%, 11/15/2034	35	29
6.25%, 11/15/2044	400	311
6.38%, 11/15/2049	300	231
Alachua County School Board
5.00%, 07/01/2027	1,155	1,281
5.00%, 07/01/2030	2,140	2,446
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	208
2.75%, 05/01/2031(3)	270	225
Astonia Community Development District
2.50%, 05/01/2026(3)	250	229
3.00%, 05/01/2031(3)	205	173
Ave Maria Stewardship Community District
2.88%, 05/01/2027	1,225	1,110
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	125	114
2.88%, 05/01/2031	250	209
5.00%, 05/01/2042	1,920	1,857
5.00%, 05/01/2053	1,920	1,798
Berry Bay Community Development District
2.63%, 05/01/2026	200	184
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,361
5.00%, 04/01/2039	1,335	1,402
5.00%, 04/01/2040	5,000	5,350
Capital Projects Finance Authority
5.00%, 10/01/2024	550	566
5.00%, 10/01/2025	2,630	2,724
5.00%, 10/01/2026	1,275	1,324
5.00%, 10/01/2027	1,750	1,823
5.00%, 10/01/2034	500	510
5.00%, 10/01/2035	500	510
Capital Trust Agency, Inc.
3.38%, 07/01/2031(3)	1,440	1,250
4.00%, 06/15/2023(3)	550	547
4.00%, 06/15/2025(3)	250	244
4.00%, 06/15/2031(3)	700	629
5.25%, 12/01/2058(3)	2,650	2,476

Celebration Community Development District
2.25%, 05/01/2026	105	95
2.75%, 05/01/2031	120	100
Central Florida Expressway Authority
5.00%, 07/01/2026	1,375	1,521
5.00%, 07/01/2035	5,000	5,436
CFM Community Development District
2.88%, 05/01/2031	420	352
Charles Cove Community Development District
3.00%, 05/01/2031	280	235
City of Jacksonville FL
5.00%, 10/01/2026	475	521
5.00%, 10/01/2027	380	424
5.00%, 08/15/2028	3,045	3,442
5.00%, 10/01/2028	755	850
5.00%, 08/15/2029	2,500	2,851
5.00%, 10/01/2029	655	746
5.00%, 08/15/2030	1,700	1,923
5.00%, 10/01/2030	615	706
5.00%, 08/15/2031	2,250	2,519
5.00%, 08/15/2032	1,200	1,324
5.00%, 10/01/2032	565	659
5.00%, 08/15/2033	1,200	1,315
5.00%, 06/01/2053(3)	1,485	1,422
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,825
City of Orlando FL
5.00%, 10/01/2031	1,120	1,269
5.00%, 10/01/2032	1,300	1,429
5.00%, 10/01/2032	1,680	1,898
5.00%, 10/01/2035	1,200	1,348
5.00%, 10/01/2036	1,000	1,121
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,245
City of Palmetto FL
4.25%, 06/01/2027	250	252
5.00%, 06/01/2032	400	410
City of Pompano Beach FL
1.45%, 01/01/2027	600	530
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250	259
5.00%, 08/15/2024	400	421
5.00%, 08/15/2025	700	750
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,465
City of Tampa FL
0.00%, 09/01/2036	800	432
0.00%, 09/01/2037	800	409
5.00%, 04/01/2040	1,115	1,142
Cobblestone Community Development District
3.40%, 05/01/2027	190	178
Cordova Palms Community Development District
2.40%, 05/01/2026(3)	175	159
2.80%, 05/01/2031(3)	245	205
4.50%, 05/01/2027(3)	115	115
5.10%, 05/01/2032(3)	170	170
5.30%, 05/01/2032(3)	105	105
County of Broward FL
5.00%, 04/01/2028	560	573
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185	1,194
5.00%, 10/01/2025	2,125	2,279
5.00%, 10/01/2026	1,000	1,083
5.00%, 10/01/2026	3,665	3,969
5.00%, 10/01/2027	1,650	1,804
5.00%, 10/01/2027	3,500	3,828
5.00%, 10/01/2028	1,500	1,649
5.00%, 10/01/2029	500	525
5.00%, 10/01/2029	1,150	1,270
5.00%, 10/01/2030	405	434
5.00%, 10/01/2031	1,525	1,662
5.00%, 10/01/2036	1,350	1,437
5.00%, 10/01/2036	1,500	1,573
5.00%, 10/01/2040	10,000	10,338
5.00%, 10/01/2042	110	111
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	1,007
5.00%, 09/01/2030	310	351
5.00%, 09/01/2030	1,780	1,966
5.00%, 09/01/2032	265	298
5.00%, 09/01/2034	1,925	2,100
5.00%, 09/01/2035	2,000	2,177
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,539
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,290
5.00%, 10/01/2030	1,680	1,913

5.00%, 10/01/2031	1,375	1,559
5.00%, 10/01/2035	1,805	2,026
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,952
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,255
County of Miami-Dade FL
5.00%, 07/01/2023	1,000	1,033
5.00%, 07/01/2023	7,135	7,368
5.00%, 10/01/2024	1,785	1,886
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	3,200	3,168
4.00%, 10/01/2039	300	291
4.00%, 10/01/2040	1,450	1,403
4.00%, 10/01/2041	1,500	1,450
5.00%, 10/01/2024	2,510	2,650
5.00%, 10/01/2029	625	647
5.00%, 10/01/2030	250	279
5.00%, 10/01/2031	3,000	3,026
5.00%, 10/01/2031	7,500	7,770
5.00%, 10/01/2033	7,000	7,236
5.00%, 10/01/2034	5,520	5,690
5.00%, 10/01/2035	1,000	1,028
5.00%, 10/01/2037	2,990	3,087
5.00%, 10/01/2038	490	503
5.00%, 10/01/2040	1,380	1,434
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755	1,774
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2035	1,540	1,560
4.00%, 10/01/2038	1,250	1,257
4.00%, 10/01/2040	8,880	8,908
4.00%, 10/01/2048	1,700	1,643
5.00%, 10/01/2031	4,000	4,238
5.00%, 10/01/2032	1,275	1,348
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	974
4.00%, 10/01/2039	7,000	6,789
4.00%, 10/01/2040	6,000	5,845
6.00%, 10/01/2038	7,000	7,362
6.25%, 10/01/2038	2,000	2,103
County of Palm Beach FL
5.00%, 05/01/2029	1,915	2,095
County of Pasco FL
5.00%, 10/01/2050	4,785	5,254
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	175	170
East Nassau Stewardship District
2.40%, 05/01/2026	185	168
3.00%, 05/01/2031	245	206
Elevation Pointe Community Development District
3.90%, 05/01/2027	205	196
4.13%, 05/01/2032	250	237
4.40%, 05/01/2032	1,100	1,053
Entrada Community Development District
2.13%, 05/01/2026(3)	270	246
Epperson North Community Development District
2.45%, 11/01/2026	185	167
2.50%, 05/01/2026	95	87
3.00%, 05/01/2031	180	151
3.10%, 11/01/2031	250	210
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,172
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	120	115
3.25%, 11/01/2025	250	240
Florida Development Finance Corp.
1.75%, 06/01/2026(3)	1,050	963
2.38%, 06/01/2027(3)	440	399
3.00%, 07/01/2031(3)	375	326
3.00%, 06/01/2032	2,755	2,231
4.00%, 06/01/2024	105	103
4.00%, 06/01/2026	110	105
4.00%, 07/01/2031	170	165
4.00%, 11/15/2034	3,300	3,287
4.00%, 11/15/2035	2,850	2,821
4.00%, 07/01/2051(3)	1,000	792
5.00%, 04/01/2028	315	344
5.00%, 04/01/2029	250	275
5.00%, 05/01/2029(3)	2,625	2,548
5.00%, 02/15/2031	655	669
5.00%, 06/01/2031	140	131
5.00%, 06/15/2032	545	562
5.00%, 06/01/2035	125	113
5.00%, 02/01/2036	1,905	1,939
5.00%, 02/01/2037	795	805
5.00%, 02/15/2038	600	609

5.00%, 06/15/2038	860	877
5.00%, 02/15/2048	1,600	1,613
5.00%, 02/01/2052	6,600	6,520
5.00%, 06/15/2056	2,570	2,577
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,077
5.00%, 10/01/2033	1,000	1,047
5.00%, 06/01/2048(3)	2,310	2,235
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,575	2,574
Florida Municipal Power Agency
3.00%, 10/01/2032	750	714
3.00%, 10/01/2033	700	659
5.00%, 10/01/2025	3,475	3,751
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	226
5.00%, 10/01/2032	150	170
5.00%, 10/01/2033	200	226
5.00%, 10/01/2035	250	281
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000	1,008
5.00%, 10/01/2024	8,935	9,422
5.00%, 10/01/2026	500	541
5.00%, 10/01/2031	2,000	2,096
5.00%, 10/01/2033	2,020	2,104
5.00%, 10/01/2033	6,705	7,288
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,105
Harbor Bay Community Development District
3.10%, 05/01/2024	40	39
3.10%, 05/01/2024	200	196
3.10%, 05/01/2024	250	246
Hernando County School District
5.00%, 07/01/2024	805	847
Hillsborough County Aviation Authority
4.00%, 10/01/2038	1,000	999
4.00%, 10/01/2040	1,610	1,604
4.00%, 10/01/2041	1,100	1,095
5.00%, 10/01/2032	375	414
5.00%, 10/01/2033	465	511
5.00%, 10/01/2034	2,150	2,354
5.00%, 10/01/2035	2,275	2,480
5.00%, 10/01/2036	2,650	2,877
5.00%, 10/01/2040	12,500	13,300
5.00%, 10/01/2047	8,000	8,671
Hillsborough County Port District
5.00%, 06/01/2038	900	955
Hillsborough County School Board
5.00%, 07/01/2029	1,795	2,003
Hilltop Point Community Development District
5.00%, 05/01/2033	200	196
Hyde Park Community Development District No 1
3.25%, 05/01/2027	425	391
3.60%, 05/01/2032	505	436
JEA Electric System Revenue
5.00%, 10/01/2026	1,120	1,227
5.00%, 10/01/2031	1,360	1,544
5.00%, 10/01/2033	2,130	2,397
5.00%, 10/01/2034	1,215	1,361
JEA Water & Sewer System Revenue
4.00%, 10/01/2038	4,390	4,410
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	112
3.88%, 05/01/2031	1,465	1,256
3.90%, 05/01/2041	285	232
4.10%, 05/01/2051	265	220
4.13%, 05/01/2031	2,000	1,839
4.13%, 05/01/2041	200	176
4.30%, 05/01/2051	325	276
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	185	169
2.50%, 05/01/2025(3)	375	354
2.63%, 05/01/2031	300	246
3.13%, 05/01/2025	195	188
3.13%, 05/01/2030(3)	310	271
3.40%, 05/01/2030	370	333
4.00%, 05/01/2040	600	529
4.00%, 05/01/2050	1,000	823
4.35%, 05/01/2024	660	663
4.55%, 05/01/2024(3)	370	372
Laurel Road Community Development District
3.00%, 05/01/2031	550	468
3.13%, 05/01/2031	2,405	2,052
4.00%, 05/01/2052	1,450	1,178
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,871
5.63%, 12/01/2037(3)	250	214
5.75%, 12/01/2052(3)	750	591

Lee County School Board
5.00%, 08/01/2028	3,275	3,703
Lee Memorial Health System
5.00%, 04/01/2033(2)	2,850	3,062
5.00%, 04/01/2035	6,575	7,011
5.00%, 04/01/2037	2,060	2,180
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,591
LT Ranch Community Development District
3.00%, 05/01/2025	415	398
Manatee County School District
5.00%, 10/01/2025	520	562
Marion County School Board
5.00%, 06/01/2026	1,455	1,563
Martin County Health Facilities Authority
5.00%, 11/15/2023	800	832
Meadow View at Twin Creeks Community Development District
2.40%, 05/01/2026	150	136
3.00%, 05/01/2031	310	260
Miami Beach Health Facilities Authority
4.00%, 11/15/2040	500	473
4.00%, 11/15/2041	500	471
4.00%, 11/15/2046	4,825	4,465
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,938
5.00%, 04/01/2045	1,010	1,035
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,306
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	117
5.00%, 08/01/2026	155	167
5.00%, 08/01/2027	345	376
5.00%, 08/01/2028	400	433
5.00%, 08/01/2028	460	503
5.00%, 08/01/2029	480	516
5.00%, 08/01/2030	680	727
5.00%, 08/01/2030	1,050	1,159
5.00%, 08/01/2032	750	792
Miami-Dade County Industrial Development Authority
0.32%, 09/01/2027(2)	1,500	1,495
Mirada II Community Development District
2.50%, 05/01/2026	405	370
Mizuho Floater/Residual Trust
1.16%, 05/01/2034(2)(3)(4)	990	990
Monroe County School District
5.00%, 06/01/2033	540	593
5.00%, 06/01/2035	500	548
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	285	261
North Springs Improvement District
4.00%, 05/01/2041	2,000	2,019
Orange County Convention Center
5.00%, 10/01/2023	1,510	1,567
Orange County Health Facilities Authority
5.00%, 10/01/2039	1,125	1,172
Orange County School Board
5.00%, 08/01/2029	1,000	1,079
Orlando Utilities Commission
1.25%, 10/01/2046(2)	1,190	1,000
Palm Beach County Health Facilities Authority
3.00%, 06/01/2027	900	830
4.00%, 06/01/2026	150	147
4.00%, 06/01/2031	625	571
4.25%, 06/01/2056	2,100	1,661
5.00%, 12/01/2023	105	110
5.00%, 05/15/2024	615	628
5.00%, 12/01/2024	105	112
5.00%, 05/15/2028	1,920	1,945
5.00%, 06/01/2055	2,500	2,410
Palm Beach County School District
5.00%, 08/01/2023	500	517
5.00%, 08/01/2024	220	232
5.00%, 08/01/2026	1,065	1,165
5.00%, 08/01/2026	3,750	4,101
5.00%, 08/01/2030	4,520	4,782
5.00%, 08/01/2032	3,000	3,162
5.00%, 08/01/2038	1,280	1,415
5.00%, 08/01/2039	2,560	2,823
Palm Coast Park Community Development District
2.40%, 05/01/2026	120	109
4.63%, 05/01/2032	500	496
Pasco County School Board
5.00%, 08/01/2030	450	514
5.00%, 08/01/2033	1,000	1,125
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	84

Pinellas County Housing Finance Authority
0.65%, 01/01/2025(2)	2,210	2,113
Portico Community Development District
2.80%, 05/01/2025	620	589
Preston Cove Community Development District
3.25%, 05/01/2027	200	184
3.60%, 05/01/2032	340	294
Reunion East Community Development District
2.40%, 05/01/2026	145	133
2.85%, 05/01/2031	200	170
Reunion West Community Development District
3.00%, 05/01/2036	450	357
Ridge at Apopka Community Development District
4.75%, 05/01/2027	250	249
River Hall Community Development District
3.00%, 05/01/2031	250	211
Rivers Edge II Community Development District
2.40%, 05/01/2026	350	318
3.00%, 05/01/2031	300	251
Rolling Hills Community Development District
3.13%, 05/01/2027	315	286
3.65%, 05/01/2032	400	344
3.75%, 05/01/2042	485	387
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750	725
5.00%, 01/01/2047	875	826
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	285
4.25%, 05/01/2053	1,945	1,660
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,228
5.00%, 05/01/2026	1,000	1,066
5.00%, 05/01/2028	2,785	2,953
5.00%, 02/01/2030	500	532
5.00%, 05/01/2031	5,000	5,347
5.00%, 05/01/2031(2)	6,410	6,731
School District of Broward County
5.00%, 07/01/2022	1,000	1,000
5.00%, 07/01/2028	1,500	1,656
5.00%, 07/01/2029	2,545	2,802
5.00%, 07/01/2030	3,955	4,452
5.00%, 07/01/2030	5,500	5,886
5.00%, 07/01/2031	1,000	1,113
5.00%, 07/01/2033	5,000	5,524
5.00%, 07/01/2045	12,400	13,980
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690	2,519
4.00%, 06/15/2041(3)	425	361
4.00%, 06/15/2051(3)	830	655
4.00%, 06/15/2056(3)	705	538
Seminole Improvement District
4.40%, 10/01/2027	250	249
5.00%, 10/01/2032	250	250
5.30%, 10/01/2037	500	500
Somerset Community Development District
4.00%, 05/01/2024	200	200
4.00%, 05/01/2025	210	209
4.00%, 05/01/2032	255	240
Southern Groves Community Development District No 5
2.40%, 05/01/2026	215	195
2.80%, 05/01/2031	300	248
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	166
4.00%, 12/15/2026	185	178
4.00%, 12/15/2027	215	204
St Johns County School Board
5.00%, 07/01/2029	1,250	1,423
5.00%, 07/01/2030	1,500	1,705
5.00%, 07/01/2031	1,000	1,134
State of Florida
4.00%, 07/01/2034	2,530	2,661
5.00%, 06/01/2023	2,425	2,499
5.00%, 06/01/2024	2,415	2,554
5.00%, 07/01/2024	2,460	2,604
State of Florida Department of Transportation
3.00%, 07/01/2032	2,500	2,416
3.00%, 07/01/2033	2,500	2,379
State of Florida Department of Transportation Turnpike System Revenue
4.00%, 07/01/2039	3,625	3,607
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,479
5.00%, 07/01/2024	4,000	4,226
Stillwater Community Development District
2.38%, 06/15/2026(3)	245	223
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,383

Tender Option Bond Trust Receipts/Certificates
0.97%, 10/01/2051(2)(3)	100	100
1.05%, 01/01/2028(2)(3)	6,300	6,300
Tolomato Community Development District
2.00%, 05/01/2023	1,250	1,249
2.00%, 05/01/2024	1,295	1,281
2.10%, 05/01/2025	1,345	1,312
2.80%, 05/01/2027	2,015	1,815
2.88%, 05/01/2027	170	155
3.00%, 05/01/2032	1,500	1,256
3.50%, 05/01/2024	170	169
Town of Davie FL
5.00%, 04/01/2048	1,440	1,512
Tradition Community Development District No 9
2.30%, 05/01/2026	195	177
2.70%, 05/01/2031	270	224
Two Rivers North Community Development District
4.63%, 05/01/2027	125	124
4.88%, 05/01/2032	250	245
V-Dana Community Development District
2.60%, 05/01/2026	125	115
3.13%, 05/01/2031	125	107
Verano No 3 Community Development District
2.38%, 05/01/2026	80	73
3.00%, 05/01/2031	120	102
Viera Stewardship District
2.30%, 05/01/2026	255	231
2.80%, 05/01/2031	465	390
3.13%, 05/01/2041	750	565
Village Community Development District No 13
3.00%, 05/01/2029	965	888
3.38%, 05/01/2034	975	859
Village Community Development District No 14
5.38%, 05/01/2042(3)	4,095	4,110
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	721
5.00%, 10/15/2044	390	414
5.00%, 10/15/2049	730	771
Volusia County School Board
5.00%, 08/01/2024	2,100	2,217
Watergrass Community Development District II
2.00%, 05/01/2026	285	255
2.50%, 05/01/2031	310	251
West Villages Improvement District
4.00%, 05/01/2024	205	205
Westside Community Development District
3.50%, 05/01/2024(3)	355	349
Westside Haines City Community Development District
2.50%, 05/01/2026	125	116
3.00%, 05/01/2031	215	187
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	355	330
3.63%, 05/01/2032	350	305
Wiregrass II Community Development District
4.50%, 05/01/2027	100	99
4.80%, 05/01/2032	240	233

Total Florida		593,922

Georgia – 2.91%
Atlanta Development Authority
6.50%, 01/01/2029	420	223
6.75%, 01/01/2035	2,390	1,267
7.00%, 01/01/2040	2,585	1,370
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	1,660	1,607
2.88%, 07/01/2031(3)	1,680	1,513
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	380
Bartow County Development Authority
1.55%, 08/01/2043(2)	3,000	2,997
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,510
5.00%, 07/01/2031	650	725
5.00%, 07/01/2032	1,000	1,105
5.00%, 07/01/2033	1,135	1,248
5.00%, 07/01/2037	1,800	1,956
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	250
5.00%, 07/01/2024	615	645
5.00%, 07/01/2026	580	629
5.00%, 07/01/2026	1,210	1,329
5.00%, 07/01/2027	2,635	2,944
5.00%, 01/01/2029	875	900
5.00%, 07/01/2032	250	277
5.00%, 07/01/2033	350	387
5.00%, 07/01/2034	250	275
5.00%, 07/01/2035	350	382
5.00%, 07/01/2036	350	380
5.00%, 07/01/2037	385	417

City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595	15,286
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	504
5.00%, 04/01/2047	1,150	1,200
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(2)	2,700	2,979
5.00%, 07/01/2054(2)	3,330	3,581
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,170
4.00%, 03/01/2041	935	786
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,381
Development Authority for Fulton County
5.00%, 04/01/2023	300	307
5.00%, 06/15/2044	580	632
5.00%, 04/01/2047	1,750	1,826
Development Authority of Burke County
0.92%, 07/01/2049(2)	12,000	12,000
1.50%, 01/01/2040(2)	4,000	3,834
1.70%, 12/01/2049(2)	2,400	2,324
2.25%, 10/01/2032(2)	2,800	2,783
2.93%, 11/01/2053(2)	2,940	2,931
3.25%, 11/01/2045(2)	3,000	3,011
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	3,375	3,411
5.00%, 11/01/2047(3)	500	498
Fayette County Hospital Authority
5.00%, 07/01/2054(2)	1,300	1,350
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2051(3)	1,500	1,075
5.00%, 04/01/2047(3)	700	635
5.00%, 04/01/2054(3)	550	484
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650	691
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,078
4.00%, 01/01/2036	1,500	1,372
4.00%, 01/01/2054	2,115	1,758
5.00%, 01/01/2054(3)	5,500	4,706
Georgia State Road & Tollway Authority
5.00%, 06/01/2023	1,000	1,030
5.00%, 06/01/2023	3,250	3,346
5.00%, 06/01/2031	2,000	2,281
5.00%, 06/01/2032	2,000	2,273
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	640
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	525
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000	998
Main Street Natural Gas, Inc.
1.54% (1 Month LIBOR USD + 0.83%), 08/01/2048(1)	1,700	1,687
4.00%, 03/01/2023	545	552
4.00%, 12/01/2029	1,370	1,369
4.00%, 04/01/2048(2)	3,000	3,053
4.00%, 08/01/2048(2)	7,975	8,136
4.00%, 08/01/2049(2)	47,670	49,011
4.00%, 03/01/2050(2)	20,000	20,064
4.00%, 05/01/2052(2)	8,335	8,344
4.00%, 07/01/2052(2)	12,855	13,180
4.00%, 09/01/2052(2)	14,010	13,904
5.00%, 05/15/2027	3,000	3,179
5.00%, 05/15/2028	2,500	2,655
5.00%, 05/15/2043	4,520	4,676
Municipal Electric Authority of Georgia
3.00%, 11/01/2022	600	602
4.00%, 11/01/2023	805	824
4.00%, 01/01/2034	1,800	1,787
4.00%, 01/01/2035	435	426
4.00%, 01/01/2035	1,500	1,483
4.00%, 01/01/2036	435	424
4.00%, 01/01/2037	860	827
4.00%, 01/01/2038	850	813
4.00%, 01/01/2039	850	808
4.00%, 01/01/2046	400	388
4.00%, 01/01/2046	590	573
4.00%, 01/01/2051	220	197
4.00%, 01/01/2051	1,100	993
5.00%, 01/01/2024	830	863
5.00%, 01/01/2025	350	370
5.00%, 01/01/2025	900	950
5.00%, 01/01/2025	950	1,003
5.00%, 01/01/2026	300	322
5.00%, 01/01/2026	320	343
5.00%, 01/01/2026	1,000	1,073
5.00%, 01/01/2027	300	326

5.00%, 01/01/2027	1,500	1,630
5.00%, 11/01/2027	200	221
5.00%, 01/01/2028	25	27
5.00%, 01/01/2028	750	824
5.00%, 11/01/2028	275	306
5.00%, 11/01/2029	300	336
5.00%, 01/01/2030	1,000	1,089
5.00%, 01/01/2031	685	747
5.00%, 01/01/2033	1,200	1,290
5.00%, 01/01/2034	1,080	1,171
5.00%, 01/01/2035	465	495
5.00%, 01/01/2039	605	632
5.00%, 01/01/2049	3,610	3,717
5.00%, 01/01/2056	190	196
5.00%, 01/01/2056	280	288
5.00%, 01/01/2056	1,930	1,986
5.00%, 01/01/2062	700	728
5.00%, 01/01/2062	1,155	1,201
5.00%, 01/01/2063	515	527
Paulding County Hospital Authority
4.00%, 04/01/2041	3,225	3,140
5.00%, 04/01/2033	250	277
5.00%, 04/01/2034	350	387
5.00%, 04/01/2035	200	221
5.00%, 04/01/2036	330	363
5.00%, 04/01/2037	300	329
5.00%, 04/01/2038	450	493
5.00%, 04/01/2039	725	792
5.00%, 04/01/2042	1,875	2,031
5.00%, 04/01/2043	2,250	2,428
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	980
4.00%, 09/01/2037	8,350	8,381
4.00%, 09/01/2038	4,665	4,671
5.00%, 10/01/2023	300	311
5.00%, 04/01/2027	1,900	1,999
5.00%, 04/01/2028	400	440
5.00%, 04/01/2034	780	862
5.00%, 04/01/2044	1,000	1,052
Savannah Economic Development Authority
7.25%, 01/01/2049	120	129
State of Georgia
4.00%, 08/01/2034	6,455	6,810
4.00%, 02/01/2036	5,000	5,145
5.00%, 07/01/2023	1,000	1,033

Total Georgia		314,292

Guam – 0.16%
Guam Department of Education
3.63%, 02/01/2025	745	716
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,587
Guam Power Authority
5.00%, 10/01/2043	1,800	1,837
5.00%, 10/01/2044	1,000	1,020
Territory of Guam
4.00%, 01/01/2036	2,000	1,840
4.00%, 01/01/2042	2,040	1,800
5.00%, 11/01/2027	430	451
5.00%, 01/01/2028	375	395
5.00%, 11/01/2028	485	510
5.00%, 01/01/2029	850	896
5.00%, 11/01/2029	485	510
5.00%, 01/01/2030	750	791
5.00%, 11/01/2030	250	263
5.00%, 01/01/2031	625	660
5.00%, 11/15/2031	2,100	2,161
5.00%, 11/01/2035	875	907
5.00%, 11/01/2040	1,000	1,025

Total Guam		17,369

Hawaii – 0.74%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275	1,355
5.00%, 11/01/2024	1,895	2,013
5.00%, 11/01/2028	540	613
5.00%, 03/01/2029	2,640	3,030
5.00%, 10/01/2029	2,000	2,154
5.00%, 11/01/2029	1,800	2,067
5.00%, 03/01/2030	6,360	7,386
5.00%, 07/01/2034	810	912
5.00%, 07/01/2035	1,345	1,512
Kauai County Community Facilities District
4.00%, 05/15/2028	485	477
State of Hawaii
5.00%, 08/01/2023	1,925	1,991
5.00%, 01/01/2030	2,330	2,641
5.00%, 01/01/2032	12,800	14,353
5.00%, 01/01/2033	9,500	10,620

State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,373
5.00%, 07/01/2032	1,500	1,606
5.00%, 07/01/2033	1,425	1,519
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	1,090	1,055
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,055
4.00%, 07/01/2035	2,320	2,363
4.00%, 07/01/2036	545	556
4.00%, 07/01/2039	1,000	1,014
University of Hawaii
5.00%, 10/01/2028	4,015	4,569
5.00%, 10/01/2028	4,445	5,058
5.00%, 10/01/2029	1,225	1,409
5.00%, 10/01/2030	5,350	6,209

Total Hawaii		79,910

Idaho – 0.20%
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	399
4.00%, 03/01/2035	250	249
4.00%, 03/01/2039	700	684
4.00%, 03/01/2040	835	811
4.00%, 03/01/2041	850	822
4.00%, 03/01/2046	2,900	2,732
4.00%, 03/01/2051	1,370	1,269
5.00%, 03/01/2034	3,155	3,226
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	434
3.00%, 05/01/2032	630	570
4.00%, 07/15/2036	500	509
4.00%, 07/15/2037	645	648
4.00%, 07/15/2038	1,250	1,247
4.00%, 07/15/2039	4,000	3,986
4.00%, 01/01/2050	215	218
5.00%, 07/15/2034	600	679
5.00%, 07/15/2035	875	988
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(3)	3,512	2,517

Total Idaho		21,988

Illinois – 8.16%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	452
Chicago Board of Education
0.00%, 12/01/2025	265	235
0.00%, 12/01/2025	345	304
4.00%, 12/01/2047	1,250	1,092
5.00%, 12/01/2022	500	504
5.00%, 12/01/2023	2,000	2,042
5.00%, 12/01/2024	130	134
5.00%, 12/01/2024	2,175	2,240
5.00%, 12/01/2025	2,500	2,667
5.00%, 12/01/2026	145	151
5.00%, 12/01/2026	3,660	3,820
5.00%, 12/01/2028	1,270	1,332
5.00%, 12/01/2029	540	567
5.00%, 12/01/2030	2,000	2,080
5.00%, 12/01/2030	2,430	2,527
5.00%, 12/01/2031	2,185	2,264
5.00%, 12/01/2033	300	308
5.00%, 12/01/2033	1,165	1,205
5.00%, 12/01/2034	250	264
5.00%, 12/01/2034	7,500	7,738
5.00%, 12/01/2035	1,380	1,421
5.00%, 12/01/2036	1,410	1,452
5.00%, 12/01/2037	450	462
5.00%, 12/01/2040	1,150	1,172
5.00%, 12/01/2041	550	560
5.00%, 12/01/2042	200	200
5.00%, 12/01/2046	1,200	1,217
5.00%, 12/01/2046	3,555	3,603
5.00%, 12/01/2047	9,045	9,119
6.50%, 12/01/2046	100	108
6.75%, 12/01/2030(3)	1,500	1,679
7.00%, 12/01/2046(3)	400	445
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,883
5.00%, 01/01/2027	1,800	1,902
5.00%, 01/01/2030	865	886
5.00%, 01/01/2032	2,000	2,048
5.00%, 01/01/2034	1,000	1,021
5.00%, 01/01/2041	835	862
5.00%, 01/01/2046	300	306
5.50%, 01/01/2028	5,000	5,057
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060	4,043
4.00%, 01/01/2036	2,500	2,506

4.00%, 01/01/2036	7,000	6,934
4.00%, 01/01/2037	2,500	2,468
5.00%, 01/01/2023	1,000	1,016
5.00%, 01/01/2025	415	439
5.00%, 01/01/2027	520	563
5.00%, 01/01/2028	1,000	1,075
5.00%, 01/01/2028	1,500	1,664
5.00%, 01/01/2030	520	565
5.00%, 01/01/2030	2,000	2,093
5.00%, 01/01/2030	3,105	3,216
5.00%, 01/01/2031	660	697
5.00%, 01/01/2031	700	723
5.00%, 01/01/2031	835	901
5.00%, 01/01/2032	1,140	1,223
5.00%, 01/01/2032	1,300	1,340
5.00%, 01/01/2032	11,555	12,040
5.00%, 01/01/2033	345	363
5.00%, 01/01/2033	1,200	1,279
5.00%, 01/01/2033	2,520	2,622
5.00%, 07/01/2033	550	573
5.00%, 01/01/2034	400	420
5.00%, 01/01/2035	1,285	1,361
5.00%, 01/01/2036	430	450
5.00%, 01/01/2037	1,200	1,265
5.00%, 01/01/2042	500	516
5.00%, 01/01/2048	880	919
5.00%, 01/01/2048	1,025	1,064
5.00%, 01/01/2053	615	637
Chicago Park District
5.00%, 01/01/2029	3,000	3,135
5.00%, 01/01/2044	5,700	6,044
Chicago Transit Authority
5.00%, 06/01/2023	240	246
5.00%, 06/01/2024	200	210
5.00%, 06/01/2025	200	213
5.00%, 06/01/2026	160	173
5.00%, 06/01/2026	8,275	8,954
5.00%, 06/01/2029	1,500	1,660
City of Chicago IL
4.00%, 01/01/2029	767	759
4.00%, 01/01/2035	1,300	1,241
5.00%, 01/01/2027	500	534
5.00%, 01/01/2027	2,000	2,115
5.00%, 01/01/2030	1,960	2,069
5.00%, 01/01/2031	1,000	1,049
5.00%, 01/01/2031	2,915	3,073
5.00%, 01/01/2033	12,080	12,576
5.00%, 01/01/2034	2,000	2,074
5.00%, 01/01/2035	750	769
5.00%, 01/01/2035	2,650	2,682
5.00%, 01/01/2039	1,200	1,238
5.25%, 01/01/2027	2,435	2,532
5.50%, 01/01/2035	1,000	1,032
5.63%, 01/01/2031	1,500	1,591
5.75%, 01/01/2034	2,000	2,124
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000	2,090
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450	456
5.00%, 01/01/2024	500	518
5.00%, 01/01/2028	2,900	2,986
5.00%, 01/01/2028	3,000	3,004
5.00%, 01/01/2029	1,300	1,334
5.00%, 01/01/2030	1,000	1,078
5.00%, 01/01/2030	1,310	1,370
5.00%, 01/01/2033	2,000	2,079
5.00%, 01/01/2039	1,000	1,033
5.00%, 01/01/2044	5,000	5,061
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025	1,033
5.00%, 11/01/2022	1,000	1,010
5.00%, 11/01/2023	650	671
5.00%, 11/01/2024	250	261
5.00%, 11/01/2024	1,000	1,044
5.00%, 11/01/2024	1,150	1,201
5.00%, 11/01/2025	1,000	1,043
5.00%, 11/01/2026	1,000	1,041
5.00%, 11/01/2033	500	513
City of Galesburg IL
4.00%, 10/01/2036	565	552
5.00%, 10/01/2029	300	325
5.00%, 10/01/2031	325	351
City of Springfield IL
5.00%, 12/01/2024	340	361
5.00%, 12/01/2025	395	426
5.00%, 12/01/2026	160	170

City of Sterling IL
4.00%, 11/01/2031	500	528
4.00%, 11/01/2032	500	519
City of Waukegan IL
4.00%, 12/30/2024	540	559
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	513
5.00%, 12/30/2031	635	729
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	727
4.00%, 02/01/2035	350	360
4.00%, 02/01/2037	535	540
4.00%, 02/01/2039	415	420
4.00%, 02/01/2041	475	479
Cook County Community College District No 508
5.25%, 12/01/2028	1,150	1,172
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000	929
3.00%, 12/01/2037	1,000	901
3.00%, 12/01/2038	1,000	889
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	906
County of Cook IL
4.00%, 11/15/2026	555	585
4.00%, 11/15/2027	560	594
4.00%, 11/15/2028	280	298
5.00%, 11/15/2023	350	365
5.00%, 11/15/2023	3,090	3,224
5.00%, 11/15/2024	375	397
5.00%, 11/15/2025	375	404
5.00%, 11/15/2026	750	820
5.00%, 11/15/2026	1,450	1,586
5.00%, 11/15/2029	1,000	1,082
5.00%, 11/15/2030	500	539
5.00%, 11/15/2032	4,400	4,861
5.00%, 11/15/2034	1,200	1,284
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085	1,098
5.00%, 11/15/2033	2,795	3,060
5.25%, 11/15/2035	3,000	3,310
County of Kendall IL
5.00%, 12/15/2024	2,190	2,323
County of Sangamon IL
3.00%, 12/15/2032	500	471
4.00%, 12/15/2036	500	515
Crawford Hospital District
4.00%, 01/01/2041	580	557
Illinois Finance Authority
3.00%, 07/01/2035	2,250	2,022
3.63%, 02/15/2032	355	348
3.75%, 02/15/2034	200	196
4.00%, 05/15/2023	10	10
4.00%, 05/15/2023	85	85
4.00%, 10/01/2028(3)	280	271
4.00%, 10/15/2028	670	645
4.00%, 11/01/2028	235	235
4.00%, 10/01/2029(3)	405	388
4.00%, 10/15/2029	1,045	994
4.00%, 10/01/2030(3)	630	596
4.00%, 10/15/2030	730	687
4.00%, 11/01/2030	250	246
4.00%, 11/01/2030	2,500	2,578
4.00%, 10/01/2031(3)	620	581
4.00%, 10/15/2031	1,135	1,058
4.00%, 10/01/2032(3)	340	315
4.00%, 10/01/2033(3)	375	345
4.00%, 08/01/2034	2,050	1,926
4.00%, 08/01/2035	1,625	1,516
4.00%, 02/15/2036	800	801
4.00%, 07/15/2037	3,090	3,060
4.00%, 08/01/2037	1,160	1,068
4.00%, 08/15/2037	4,350	4,241
4.00%, 07/15/2038	5,750	5,689
4.00%, 08/01/2038	1,165	1,060
4.00%, 08/15/2038	4,100	3,944
4.00%, 10/01/2038	7,090	7,144
4.00%, 07/15/2039	6,280	6,205
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	130	138
4.13%, 08/15/2037	1,090	1,065
4.75%, 05/15/2033	125	128
4.75%, 05/15/2033	835	837
5.00%, 11/15/2023	1,680	1,750
5.00%, 12/01/2023	1,880	1,957
5.00%, 01/01/2024	250	261
5.00%, 02/15/2024	215	225
5.00%, 05/15/2024	350	367

5.00%, 02/15/2025	695	744
5.00%, 07/01/2025	225	240
5.00%, 07/15/2025	230	248
5.00%, 08/01/2025	1,605	1,677
5.00%, 02/15/2026	360	393
5.00%, 02/15/2026	1,345	1,468
5.00%, 07/01/2026	240	260
5.00%, 08/15/2026	1,500	1,652
5.00%, 08/15/2027	2,000	2,240
5.00%, 03/01/2028	15	16
5.00%, 05/15/2028	12,620	13,781
5.00%, 07/01/2028	750	829
5.00%, 09/01/2028	500	533
5.00%, 01/01/2029	1,650	1,814
5.00%, 02/15/2029	1,445	1,584
5.00%, 10/01/2029	505	573
5.00%, 12/01/2029	340	363
5.00%, 02/15/2030	1,240	1,351
5.00%, 05/15/2030	1,180	1,189
5.00%, 07/01/2030	275	301
5.00%, 07/15/2030	710	784
5.00%, 09/01/2030	430	456
5.00%, 10/01/2030	565	638
5.00%, 11/01/2030	1,455	1,565
5.00%, 11/15/2030	2,000	2,081
5.00%, 01/01/2031	3,545	3,948
5.00%, 02/15/2031	300	324
5.00%, 05/15/2031	5,000	5,390
5.00%, 07/01/2031	1,420	1,546
5.00%, 08/15/2031	1,525	1,724
5.00%, 08/15/2032	730	824
5.00%, 05/15/2033	795	693
5.00%, 08/15/2033	250	276
5.00%, 10/01/2033	500	532
5.00%, 10/01/2033	700	780
5.00%, 12/01/2033	700	740
5.00%, 01/01/2034	605	674
5.00%, 02/15/2034	1,890	2,015
5.00%, 07/01/2034	300	329
5.00%, 07/01/2034	10,000	11,243
5.00%, 08/15/2034	2,310	2,568
5.00%, 08/15/2034	2,500	2,668
5.00%, 10/01/2034	430	456
5.00%, 11/15/2034	300	309
5.00%, 11/15/2034	3,000	3,089
5.00%, 08/15/2035	100	103
5.00%, 08/15/2035	600	661
5.00%, 10/01/2035	400	424
5.00%, 10/01/2035	4,470	4,759
5.00%, 02/15/2036	905	962
5.00%, 07/01/2036	830	909
5.00%, 08/15/2036	1,000	1,102
5.00%, 10/01/2036	620	687
5.00%, 01/01/2037	2,785	3,143
5.00%, 05/15/2037	395	402
5.00%, 05/15/2037	1,050	1,128
5.00%, 08/15/2037	1,000	1,102
5.00%, 08/15/2038	1,000	1,100
5.00%, 11/15/2038	3,795	3,889
5.00%, 08/15/2039	1,200	1,315
5.00%, 08/15/2040	5,000	5,465
5.00%, 02/15/2041	1,075	1,130
5.00%, 05/15/2041	400	372
5.00%, 08/01/2042	120	123
5.00%, 01/01/2044	4,145	4,678
5.00%, 08/15/2044	200	205
5.00%, 12/01/2046	5,950	6,153
5.00%, 05/15/2047	100	101
5.00%, 08/01/2049	140	143
5.00%, 05/15/2050(2)	1,625	1,695
5.00%, 05/15/2050(2)	2,170	2,338
5.00%, 05/15/2051	1,000	887
5.00%, 05/15/2056	1,630	1,425
5.00%, 07/15/2057(2)	11,305	11,466
5.13%, 05/15/2038	1,000	837
5.25%, 08/15/2031	500	556
5.25%, 07/01/2035	20,085	22,768
5.25%, 02/15/2037	380	384
5.25%, 05/15/2047	35	36
5.25%, 05/15/2047	245	246
5.25%, 05/15/2054	1,000	763
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	931
3.50%, 04/01/2052	5,600	5,558
3.75%, 04/01/2050	620	625
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,449

4.00%, 02/01/2035	24,645	24,271
5.00%, 02/01/2023	285	290
5.00%, 02/01/2031	470	505
Illinois Sports Facilities Authority
5.00%, 06/15/2030	750	765
5.00%, 06/15/2031	575	584
5.25%, 06/15/2032	1,735	1,809
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935	977
5.00%, 01/01/2025	1,250	1,333
5.00%, 01/01/2026	1,550	1,686
5.00%, 01/01/2028	3,000	3,368
5.00%, 12/01/2031	235	251
5.00%, 12/01/2032	425	452
5.00%, 01/01/2034	1,300	1,413
5.00%, 01/01/2036	1,000	1,113
5.00%, 01/01/2037	1,260	1,313
5.00%, 01/01/2041	2,190	2,374
5.00%, 01/01/2041	6,665	7,000
5.00%, 01/01/2044	2,270	2,433
5.00%, 01/01/2046	1,140	1,233
Illinois State University
5.00%, 04/01/2032	1,745	1,939
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,194
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125	4,388
5.00%, 02/01/2026	1,930	2,091
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,062
5.00%, 01/01/2027	100	107
5.00%, 01/01/2027	2,100	2,225
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,114

Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	851
4.00%, 12/01/2035	870	901
4.00%, 12/01/2036	500	513
4.00%, 12/01/2037	400	407
4.00%, 12/01/2044	755	748
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,296
4.00%, 01/01/2033	1,950	1,980
4.00%, 01/01/2034	1,750	1,770
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	795
4.00%, 12/01/2040	1,965	1,990
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	460	446
0.00%, 01/15/2024	540	519
0.00%, 01/15/2025	1,000	929
0.00%, 01/15/2026	1,000	897
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165	158
0.00%, 06/15/2028	14,270	11,460
0.00%, 06/15/2029	2,540	1,950
0.00%, 12/15/2030	11,000	7,868
0.00%, 12/15/2034	550	321
0.00%, 12/15/2035	10,000	5,541
0.00%, 06/15/2037	1,490	748
0.00%, 06/15/2041	1,460	579
3.00%, 06/15/2024	1,125	1,118
4.00%, 06/15/2052	1,820	1,567
5.00%, 12/15/2028	1,000	1,061
5.00%, 12/15/2032	550	570
5.00%, 06/15/2042	4,600	4,707
5.00%, 06/15/2050	16,465	16,615
5.00%, 06/15/2057	3,275	3,295
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,117
Northern Illinois University
4.00%, 10/01/2032	515	526
4.00%, 10/01/2034	1,000	1,011
4.00%, 10/01/2039	875	852
4.00%, 10/01/2040	800	776
4.00%, 10/01/2041	800	768
4.00%, 10/01/2043	975	925
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,525
Peoria Public Building Commission
5.00%, 12/01/2022	1,500	1,522
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	1,740	1,784
5.00%, 06/01/2024	5,275	5,518

Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,056
5.00%, 01/01/2025	4,000	4,223
5.00%, 01/01/2026	2,000	2,143
5.00%, 01/01/2029	1,000	1,108
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325	364
5.00%, 12/01/2029	710	812
5.00%, 12/01/2031	600	678
5.00%, 12/01/2032	400	451
5.00%, 12/01/2033	375	422
Southern Illinois University
4.00%, 04/01/2029	200	207
4.00%, 04/01/2030	525	539
4.00%, 04/01/2035	300	288
4.00%, 04/01/2039	500	469
5.00%, 04/01/2032	240	260
5.00%, 04/01/2033	300	321
Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000	1,036
State of Illinois
4.00%, 01/01/2023	330	330
4.00%, 03/01/2024	4,000	4,080
4.00%, 03/01/2031	1,500	1,514
4.00%, 10/01/2032	1,390	1,368
4.00%, 11/01/2039	2,000	1,872
4.00%, 10/01/2040	800	743
5.00%, 08/01/2022	3,000	3,007
5.00%, 09/01/2022	1,340	1,346
5.00%, 11/01/2022	570	575
5.00%, 02/01/2023	200	203
5.00%, 02/01/2023	235	239
5.00%, 03/01/2023	2,320	2,359
5.00%, 09/01/2023	1,365	1,402
5.00%, 09/01/2024	1,365	1,425
5.00%, 11/01/2024	6,290	6,582
5.00%, 02/01/2025	455	469
5.00%, 05/01/2025	3,050	3,161
5.00%, 06/01/2025	880	927
5.00%, 10/01/2025	355	376
5.00%, 10/01/2025	10,000	10,577
5.00%, 11/01/2025	2,040	2,160
5.00%, 11/01/2025	16,705	17,688
5.00%, 12/01/2025	8,500	9,010
5.00%, 06/01/2026	125	133
5.00%, 10/01/2026	2,270	2,429
5.00%, 11/01/2026	3,000	3,213
5.00%, 12/01/2026	1,380	1,479
5.00%, 01/01/2027	2,000	2,121
5.00%, 02/01/2027	1,635	1,755
5.00%, 11/01/2027	1,040	1,121
5.00%, 02/01/2028	2,100	2,250
5.00%, 05/01/2028	265	273
5.00%, 11/01/2028	3,000	3,215
5.00%, 02/01/2029	1,000	1,060
5.00%, 03/01/2029	2,620	2,840
5.00%, 04/01/2029	605	621
5.00%, 03/01/2030	11,310	12,258
5.00%, 10/01/2030	3,575	3,875
5.00%, 03/01/2031	1,085	1,174
5.00%, 03/01/2031	11,350	12,282
5.00%, 10/01/2031	1,750	1,878
5.00%, 10/01/2031	7,300	7,720
5.00%, 05/01/2032	800	814
5.00%, 01/01/2033	415	428
5.00%, 03/01/2034	1,000	1,069
5.00%, 05/01/2034	2,500	2,540
5.00%, 01/01/2035	1,400	1,438
5.00%, 03/01/2035	3,670	3,896
5.00%, 03/01/2035	23,005	24,423
5.00%, 03/01/2036	1,000	1,058
5.00%, 05/01/2038	1,200	1,242
5.00%, 01/01/2041	800	814
5.00%, 11/01/2041	1,500	1,531
5.25%, 02/01/2029	3,720	3,828
5.25%, 02/01/2030	100	103
5.25%, 12/01/2030	11,685	12,552
5.25%, 02/01/2031	760	779
5.50%, 07/01/2024	1,000	1,028
5.50%, 05/01/2025	840	896
5.50%, 07/01/2025	400	410
5.50%, 07/01/2038	1,500	1,531
5.50%, 03/01/2042	3,125	3,395
State of Illinois Sales Tax Revenue
5.00%, 06/15/2023	510	522
5.00%, 06/15/2024	590	614
5.00%, 06/15/2024	4,905	5,014
5.00%, 06/15/2025	340	358

5.00%, 06/15/2025	4,190	4,278
5.00%, 06/15/2026	500	534
5.00%, 06/15/2027	1,000	1,077
Tender Option Bond Trust Receipts/Certificates
1.04%, 01/01/2037(2)(3)	3,900	3,900
University of Illinois
3.00%, 04/01/2034	3,400	3,011
4.00%, 04/01/2036	1,500	1,448
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005	1,943
Village of Bolingbrook IL
4.00%, 03/01/2023	500	507
4.00%, 03/01/2025	500	520
4.00%, 03/01/2027	1,000	1,059
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,119
Village of Hillside IL
5.00%, 01/01/2024	420	423
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,384
0.00%, 11/01/2026	905	801
5.00%, 11/01/2023	420	437
5.00%, 11/01/2024	2,390	2,543
5.00%, 11/01/2026	1,800	1,991
Winnebago-Boone Etc Counties Community College District No 511 Rock Valley Clg
5.00%, 01/01/2027	1,355	1,493
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	1,034
4.00%, 12/01/2036	1,095	1,128

Total Illinois		882,481

Indiana – 1.75%
Ball State University
5.00%, 07/01/2033	955	1,037
City of Whiting IN
5.00%, 12/01/2044(2)	21,625	23,269
5.00%, 11/01/2045(2)	3,000	3,024
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,348
Elkhart County Building Corp.
4.00%, 12/01/2032	1,265	1,340
Evansville Waterworks District
5.00%, 01/01/2037	500	559
Indiana Finance Authority
0.28%, 12/15/2045(2)	22,800	22,626
0.40%, 10/01/2031(2)	600	597
0.65%, 08/01/2025	2,250	2,070
0.70%, 12/01/2046(2)	8,525	8,020
0.75%, 12/01/2038(2)	500	429
0.95%, 12/01/2038(2)	900	782
1.40%, 08/01/2029	2,500	2,131
1.75%, 05/01/2028(2)	4,000	4,000
2.25%, 12/01/2058(2)	1,285	1,274
2.50%, 11/01/2030	1,000	870
3.75%, 03/01/2031(2)	1,450	1,453
4.00%, 02/01/2036	15,000	15,714
4.00%, 10/01/2036	1,100	1,120
4.00%, 02/01/2037	12,395	12,919
4.00%, 10/01/2040	2,775	2,750
4.00%, 11/15/2043	1,070	892
4.13%, 12/01/2026	7,055	7,004
4.25%, 11/01/2030	1,925	1,896
4.50%, 05/01/2035(2)	1,200	1,202
5.00%, 12/01/2024	3,000	3,204
5.00%, 05/01/2026	1,100	1,205
5.00%, 11/01/2026	1,200	1,327
5.00%, 05/01/2027	700	781
5.00%, 05/01/2029	685	779
5.00%, 11/01/2029	2,350	2,601
5.00%, 09/01/2031	440	472
5.00%, 10/01/2035	930	1,066
5.00%, 03/01/2036	4,000	4,130
5.00%, 09/01/2036	1,000	1,049
5.25%, 02/01/2033	2,500	2,692
5.25%, 01/01/2051	5,450	5,622
5.50%, 07/01/2052	3,400	3,598
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(2)	2,070	2,071
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	910	890
3.00%, 07/01/2051	990	970
3.50%, 01/01/2049	1,030	1,031
5.00%, 07/01/2022	560	560
5.00%, 01/01/2023	575	585
5.00%, 01/01/2024	285	298
5.00%, 01/01/2024	500	521
5.00%, 07/01/2024	295	312

5.00%, 07/01/2024	500	526
5.00%, 01/01/2025	300	320
5.00%, 01/01/2025	1,245	1,324
5.00%, 01/01/2026	300	327
5.00%, 01/01/2026	600	649
5.00%, 07/01/2026	320	352
5.00%, 07/01/2026	400	436
5.00%, 01/01/2027	300	332
5.00%, 01/01/2027	575	631
5.00%, 07/01/2027	300	335
5.00%, 07/01/2027	400	442
5.00%, 01/01/2028	600	665
5.00%, 07/01/2028	500	557
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2023	285	289
5.00%, 06/01/2023	435	448
5.00%, 07/15/2023	300	310
5.00%, 07/15/2024	1,000	1,058
5.00%, 01/01/2025	1,195	1,265
5.00%, 07/15/2025	750	812
5.00%, 06/01/2026	3,300	3,581
5.00%, 01/15/2027	700	777
5.00%, 01/01/2028	455	469
5.00%, 01/15/2028	500	563
5.00%, 01/01/2029	1,000	1,062
5.00%, 01/01/2030	3,530	3,627
5.00%, 01/01/2031	1,000	1,055
5.00%, 01/01/2032	5,000	5,164
5.00%, 02/01/2054	2,020	2,195
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065	1,083
5.00%, 07/10/2023	1,740	1,795
Muncie Sanitary District
5.00%, 07/01/2029	525	593
5.00%, 01/01/2030	665	754
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	424
5.00%, 01/15/2029	540	586
5.00%, 01/15/2030	700	758

Total Indiana		189,654

Iowa – 0.31%
City of Coralville IA
4.00%, 06/01/2026	415	421
4.00%, 06/01/2028	300	301
4.00%, 05/01/2030	805	814
4.00%, 06/01/2034	890	862
5.00%, 05/01/2036	735	782
5.00%, 05/01/2038	1,400	1,481
5.00%, 05/01/2040	2,260	2,386
5.00%, 05/01/2041	1,650	1,739

Dubuque Community School District Infrastructure Sales Services & Use Tax
3.00%, 07/01/2036	600	538
3.00%, 07/01/2037	675	600
3.00%, 07/01/2038	500	440
Iowa Finance Authority
1.50%, 01/01/2042(2)	1,370	1,362
4.75%, 08/01/2042	1,180	1,133
5.00%, 05/15/2043	270	256
5.00%, 05/15/2048	825	767
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	382
4.00%, 10/01/2031	395	393
4.00%, 10/01/2032	140	138
4.00%, 10/01/2033	275	269
4.00%, 10/01/2036	325	309
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,072
5.00%, 12/01/2025	1,775	1,908
5.00%, 12/01/2028	1,640	1,805
5.00%, 12/01/2029	1,275	1,397
5.00%, 12/01/2030	1,000	1,101
PEFA, Inc.
5.00%, 09/01/2049(2)	10,000	10,499

Total Iowa		33,155

Kansas – 0.25%
City of Lenexa KS
5.00%, 05/15/2039	325	318
City of Manhattan KS
4.00%, 06/01/2026	315	311
4.00%, 06/01/2027	2,650	2,612
4.00%, 06/01/2028	300	291
4.00%, 06/01/2036	500	446
City of Prairie Village KS
2.88%, 04/01/2030	410	343
3.13%, 04/01/2036	500	383
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350	352

Kansas Development Finance Authority
5.00%, 11/15/2054(2)	4,710	5,376
5.00%, 11/15/2054(2)	14,000	15,737
Wyandotte County Unified School District No 500 Kansas City
4.13%, 09/01/2037	750	802

Total Kansas		26,971

Kentucky – 1.57%
City of Ashland KY
4.00%, 02/01/2034	500	479
4.00%, 02/01/2038	620	579
5.00%, 02/01/2028	255	276
5.00%, 02/01/2032	395	422
City of Berea KY
0.65%, 06/01/2032(2)	1,600	1,600
City of Henderson KY
3.70%, 01/01/2032(3)	5,000	4,795
4.45%, 01/01/2042(3)	1,000	939
4.45%, 01/01/2042(3)	6,520	6,123
4.70%, 01/01/2052(3)	1,955	1,817
County of Carroll KY
1.55%, 09/01/2042(2)	10,750	9,497
1.75%, 10/01/2034(2)	1,045	947
County of Trimble KY
1.30%, 09/01/2044(2)	3,000	2,520
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,060
5.00%, 09/01/2025	1,250	1,348
Kentucky Economic Development Finance Authority
1.15%, 05/01/2034(2)	19,000	19,000
5.00%, 08/01/2030	2,160	2,305
5.00%, 05/15/2031	350	337
5.00%, 06/01/2037	325	337
5.00%, 06/01/2041	225	229
5.00%, 06/01/2045	1,000	1,013
5.00%, 12/01/2045	300	329
5.00%, 05/15/2046	500	435
5.00%, 12/01/2047	375	379
5.00%, 05/15/2051	325	277
5.25%, 06/01/2041	725	746
6.00%, 11/15/2036	275	250
6.25%, 11/15/2046	2,325	2,041
6.38%, 11/15/2051	250	220
Kentucky Housing Corp.
1.16%, 02/01/2023(2)	3,000	2,999
Kentucky Public Energy Authority
4.00%, 04/01/2048(2)	5,000	5,047
4.00%, 01/01/2049(2)	12,500	12,650
4.00%, 12/01/2049(2)	10,000	10,133
4.00%, 12/01/2049(2)	11,270	11,420
4.00%, 02/01/2050(2)	4,000	4,033
4.00%, 12/01/2050(2)	17,720	17,934
4.00%, 08/01/2052(2)	2,010	2,011
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,060	1,097
6.00%, 07/01/2053	970	1,006
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,637
5.00%, 04/01/2027	1,000	1,101
5.00%, 11/01/2027	2,435	2,678
5.00%, 05/01/2029	1,000	1,091
5.00%, 05/01/2029	1,025	1,131
5.00%, 11/01/2031	1,685	1,852
5.00%, 05/01/2032	270	297
Kentucky State University
3.00%, 11/01/2032	160	150
4.00%, 11/01/2038	500	517
4.00%, 11/01/2041	445	447
5.00%, 11/01/2029	250	285
5.00%, 11/01/2031	180	209
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	12,900
5.00%, 10/01/2023	1,565	1,625
5.00%, 10/01/2030	2,500	2,663
5.00%, 10/01/2032	430	456
5.00%, 10/01/2037	1,200	1,270
5.00%, 10/01/2047(2)	740	790
5.00%, 10/01/2047(2)	1,100	1,202
5.00%, 10/01/2047(2)	2,165	2,232
Tender Option Bond Trust Receipts/Certificates
1.06%, 02/15/2026(2)(3)	2,400	2,400
1.16%, 11/01/2060(2)(3)	4,500	4,500

Total Kentucky		170,063

Louisiana – 2.14%
City of Youngsville LA Sales Tax Revenue
4.00%, 05/01/2036	250	261
4.00%, 05/01/2038	250	258
4.00%, 05/01/2040	250	253

East Baton Rouge Sewerage Commission
5.00%, 02/01/2031	1,000	1,144
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,078
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,118
5.00%, 09/01/2028	960	1,086
5.00%, 09/01/2029	365	418
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,377
4.00%, 02/01/2036	750	772
4.00%, 02/01/2038	1,055	1,071
4.00%, 02/01/2039	3,110	3,137
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,061
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600	610
5.63%, 06/15/2048(3)	700	706
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(2)	7,420	6,761
3.00%, 10/01/2022	200	201
3.00%, 10/01/2023	125	127
3.50%, 11/01/2032	6,000	5,636
4.00%, 10/01/2024	125	129
4.00%, 10/01/2025	135	141
4.00%, 10/01/2026	150	158
5.00%, 10/01/2028	1,045	1,176
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(2)	2,500	2,473
1.65%, 09/01/2034(2)	4,500	4,452
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000	1,907
4.00%, 10/01/2036	765	734
4.00%, 10/01/2037	1,005	958
4.00%, 10/01/2038	310	293
4.00%, 10/01/2040	1,100	1,027
4.00%, 10/01/2041	590	548
5.00%, 12/15/2022	55	56
5.00%, 12/15/2022	175	178
5.00%, 12/15/2023	335	349
5.00%, 12/15/2024	330	349
5.00%, 12/15/2025	275	295
5.00%, 12/15/2026	300	326
5.00%, 12/15/2028	250	272
5.00%, 12/15/2029	200	217
5.00%, 12/15/2030	150	162
5.00%, 05/15/2031	1,250	1,326
5.00%, 12/15/2031	390	420
5.00%, 05/15/2032	1,000	1,054
5.00%, 10/01/2032	275	296
5.00%, 05/15/2050(2)	7,500	7,952
Mizuho Floater/Residual Trust
1.16%, 06/01/2033(2)(3)(4)	1,200	1,200
New Orleans Aviation Board
5.00%, 01/01/2023	50	51
5.00%, 01/01/2024	55	57
5.00%, 01/01/2024	1,525	1,583
5.00%, 01/01/2027	850	890
5.00%, 01/01/2028	155	167
5.00%, 01/01/2029	810	842
5.00%, 01/01/2030	275	292
5.00%, 01/01/2033	740	777
5.00%, 01/01/2033	2,600	2,807
5.00%, 01/01/2034	170	178
5.00%, 01/01/2034	750	784
5.00%, 01/01/2034	2,750	2,950
5.00%, 01/01/2036	500	520
5.00%, 01/01/2037	500	519
5.00%, 01/01/2040	1,540	1,578
5.00%, 01/01/2040	9,890	10,085
Parish of St James LA
1.15%, 11/01/2040(2)	91,725	91,725
6.10%, 06/01/2038(2)(3)	1,000	1,105
6.10%, 12/01/2040(2)(3)	1,930	2,132
6.35%, 07/01/2040(3)	3,015	3,338
6.35%, 10/01/2040(3)	440	487
Parish of St John the Baptist LA
2.00%, 06/01/2037(2)	2,335	2,307
2.10%, 06/01/2037(2)	5,995	5,797
2.13%, 06/01/2037(2)	8,175	7,909
2.20%, 06/01/2037(2)	2,475	2,301
2.38%, 06/01/2037(2)	1,000	936
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	804
5.00%, 04/01/2035	420	449
5.00%, 04/01/2037	500	533

Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080	6,944
State of Louisiana
4.00%, 05/01/2032	5,000	5,112
4.00%, 05/01/2034	10,685	10,866
5.00%, 09/01/2030	1,200	1,391
5.00%, 09/01/2031	1,475	1,706
5.00%, 09/01/2032	1,480	1,702

Total Louisiana		231,147

Maine – 0.12%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2035	250	251
4.00%, 07/01/2041	1,480	1,340
4.00%, 07/01/2046	330	291
5.00%, 07/01/2032	550	610
5.00%, 07/01/2034	850	922
5.00%, 07/01/2034	1,000	1,077
5.00%, 07/01/2041	1,235	1,265
5.00%, 07/01/2043	610	629
5.00%, 07/01/2046	1,840	1,876
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	720
Maine Turnpike Authority
5.00%, 07/01/2032	885	1,017
5.00%, 07/01/2034	900	1,022
Tender Option Bond Trust Receipts/Certificates
1.06%, 07/01/2028(2)(3)	1,520	1,520

Total Maine		12,540

Maryland – 2.13%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,491
4.00%, 07/01/2037	790	800
4.00%, 07/01/2037	1,235	1,250
4.00%, 07/01/2039	605	609
5.00%, 09/01/2023	1,000	1,003
5.00%, 07/01/2026	720	788
5.00%, 07/01/2029	4,770	5,232
5.00%, 09/01/2030	3,000	2,961
5.00%, 09/01/2031	1,000	981
5.00%, 09/01/2032	1,000	976
5.00%, 09/01/2036	2,790	2,673
5.00%, 09/01/2046	2,500	2,285
City of Gaithersburg MD
5.00%, 01/01/2027	1,335	1,372
5.00%, 01/01/2033	130	131
5.00%, 01/01/2036	85	86
City of Rockville MD
5.00%, 11/01/2042	2,250	2,126
5.00%, 11/01/2047	1,885	1,742
City of Westminster MD
6.25%, 07/01/2044	1,100	1,128
County of Baltimore MD
4.00%, 03/01/2033	2,000	2,093
4.00%, 03/01/2036	5,075	5,241
5.00%, 10/01/2023	2,495	2,595
5.00%, 03/01/2024	1,100	1,156
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,290
5.38%, 07/01/2048	625	569
County of Prince George’s MD
4.00%, 08/01/2029	4,035	4,133
5.13%, 07/01/2039(3)	1,500	1,479
County of Washington MD
4.00%, 05/01/2036	1,500	1,303
4.00%, 05/01/2042	3,225	2,625
Maryland Community Development Administration
2.60%, 09/01/2022	695	696
2.70%, 03/01/2023	405	408
2.75%, 09/01/2023	125	126
2.85%, 03/01/2024	325	328
2.95%, 03/01/2025	385	389
3.00%, 09/01/2051	20,000	19,476
3.10%, 03/01/2026	180	181
3.25%, 03/01/2027	595	602
3.50%, 03/01/2050	895	896
4.00%, 09/01/2049	855	867
5.00%, 09/01/2042	2,000	2,077
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,105
4.00%, 06/01/2038	350	298
4.00%, 09/01/2040	410	358
4.00%, 09/01/2050	2,245	1,823
5.00%, 06/01/2023	215	221
5.00%, 07/01/2027	1,100	1,100
5.00%, 06/01/2028	2,000	2,181
5.00%, 07/01/2028	100	101

5.00%, 11/12/2028	9,935	10,454
5.00%, 07/01/2029	75	75
5.00%, 06/01/2035	1,415	1,501
5.00%, 07/01/2036	100	97
5.00%, 06/30/2038	2,800	2,866
5.00%, 12/31/2039	2,350	2,400
5.00%, 12/31/2040	3,575	3,643
5.00%, 06/30/2041	5,210	5,298
5.00%, 12/31/2041	5,950	6,051
5.00%, 06/30/2042	5,000	5,071
5.00%, 06/01/2049	1,350	1,389
5.00%, 06/01/2058	600	572
5.25%, 06/30/2055	14,800	15,007
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	105
4.00%, 06/01/2046	860	754
4.00%, 06/01/2051	1,435	1,229
4.00%, 06/01/2055	895	753
5.00%, 07/01/2024	535	566
5.00%, 07/01/2024	745	779
5.00%, 07/01/2030	600	641
5.00%, 07/01/2032	750	778
5.00%, 07/01/2035	75	78
5.00%, 08/15/2038	1,945	2,010
5.00%, 07/01/2043	500	529
5.00%, 07/01/2045	2,000	2,017
5.00%, 07/01/2045(2)	2,075	2,261
5.00%, 07/01/2048	1,000	1,050
5.50%, 01/01/2029	1,500	1,608
5.50%, 01/01/2030	1,750	1,867
5.50%, 01/01/2046	1,290	1,334
Maryland Stadium Authority
5.00%, 05/01/2032	765	816
5.00%, 05/01/2041	5,000	5,510
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	2,934
Maryland State Transportation Authority
5.00%, 07/01/2023	500	517
5.00%, 07/01/2024	1,000	1,058
5.00%, 07/01/2030	4,655	5,121
5.00%, 07/01/2031	1,665	1,935
5.00%, 07/01/2034	1,550	1,754
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	662
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,217
State of Maryland
3.00%, 08/01/2027	6,490	6,682
5.00%, 08/01/2024	1,450	1,539
5.00%, 03/15/2032	6,625	7,640
5.00%, 06/01/2037	8,000	9,365
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	6,004
5.00%, 12/01/2023	815	843
5.00%, 10/01/2026	11,570	12,870
5.00%, 12/01/2027	1,205	1,335
5.00%, 12/01/2028	1,335	1,532
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	5,123

Total Maryland		230,591

Massachusetts – 1.76%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450	13,554
Bridgewater-Raynham Regional School District/MA
4.00%, 02/01/2027	1,655	1,764
City of Boston MA
5.00%, 04/01/2023	2,095	2,148
Commonwealth of Massachusetts
1.70%, 08/01/2043(2)	1,750	1,750
4.00%, 11/01/2037	2,500	2,527
5.00%, 09/01/2023	2,500	2,594
5.00%, 09/01/2025	6,400	6,964
5.00%, 07/01/2028	350	383
5.00%, 12/01/2030	1,500	1,640
5.00%, 07/01/2036	12,630	13,327
5.00%, 04/01/2037	3,850	4,158
5.00%, 07/01/2040	5,000	5,258
5.00%, 03/01/2046	205	210
5.00%, 05/01/2049	2,665	2,897
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2034	4,930	5,447
5.00%, 06/01/2035	4,000	4,413
5.00%, 06/01/2036	3,845	4,236
5.00%, 06/01/2040	7,435	8,138
Massachusetts Bay Transportation Authority Sales Tax Revenue
5.00%, 07/01/2040	5,000	5,265

Massachusetts Development Finance Agency
4.00%, 07/15/2036	8,525	8,786
4.00%, 07/01/2045	1,325	1,298
5.00%, 07/01/2023	900	928
5.00%, 10/01/2024	2,020	2,142
5.00%, 07/01/2025	1,090	1,157
5.00%, 10/01/2025	905	949
5.00%, 07/01/2026	1,140	1,227
5.00%, 10/01/2026	955	1,010
5.00%, 10/01/2028	475	523
5.00%, 10/01/2029	405	449
5.00%, 07/01/2030	590	651
5.00%, 01/01/2031	475	495
5.00%, 10/01/2031	355	392
5.00%, 01/01/2032	635	659
5.00%, 07/01/2032	500	527
5.00%, 01/01/2033	540	558
5.00%, 07/15/2033(3)	315	322
5.00%, 01/01/2034	710	733
5.00%, 07/01/2034	500	524
5.00%, 07/15/2034(3)	270	275
5.00%, 01/01/2035	745	768
5.00%, 07/15/2035(3)	275	280
5.00%, 01/01/2036	1,100	1,132
5.00%, 07/15/2036(3)	465	473
5.00%, 07/15/2037(3)	490	497
5.00%, 10/01/2037(3)	500	527
5.00%, 07/01/2038(2)	8,525	8,858
5.00%, 01/01/2040	755	776
5.00%, 10/01/2041	825	809
5.00%, 03/01/2044	1,000	1,022
5.00%, 07/15/2046(3)	1,000	984
5.00%, 10/01/2047(3)	1,375	1,448
5.00%, 10/01/2048	1,750	1,790
5.00%, 10/01/2048	9,700	9,263
5.00%, 10/01/2057(3)	1,000	1,053
5.13%, 01/01/2040	1,020	982
5.13%, 11/15/2046(3)	800	828
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700	2,378
5.00%, 07/01/2023	200	206
5.00%, 07/01/2024	575	602
5.00%, 07/01/2024	2,190	2,289
5.00%, 07/01/2025	825	874
5.00%, 07/01/2025	850	900
5.00%, 07/01/2026	5,000	5,387
5.00%, 07/01/2027	1,500	1,626
5.00%, 07/01/2028	1,250	1,360
5.00%, 07/01/2029	1,600	1,743
5.00%, 07/01/2030	1,425	1,569
Massachusetts Housing Finance Agency
1.46% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(1)	9,400	9,400
Massachusetts Port Authority
5.00%, 07/01/2024	835	875
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,595
5.00%, 08/15/2037	10,000	10,563

Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(2)	6,830	6,932

Total Massachusetts		190,067

Michigan – 3.16%
Avondale School District
5.00%, 11/01/2022	600	607
5.00%, 11/01/2023	680	708
5.00%, 11/01/2024	800	849
5.00%, 11/01/2025	785	849
5.00%, 11/01/2026	765	842
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	800
5.00%, 02/15/2037	1,695	1,754
City of Detroit MI
5.00%, 04/01/2023	750	763
5.00%, 04/01/2024	900	932
5.00%, 04/01/2025	900	943
5.00%, 04/01/2034	1,000	1,042
5.00%, 04/01/2035	1,700	1,781
5.00%, 04/01/2036	300	314
5.50%, 04/01/2031	560	617
5.50%, 04/01/2033	470	514
5.50%, 04/01/2035	350	381
5.50%, 04/01/2037	465	504
5.50%, 04/01/2039	645	697
5.50%, 04/01/2045	750	804
5.50%, 04/01/2050	605	646
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050	4,050

City of Greenville MI
4.00%, 06/01/2025	245	255
4.00%, 06/01/2029	285	303
4.00%, 06/01/2035	715	736
City of Royal Oak MI
5.00%, 04/01/2029	500	565
5.00%, 04/01/2031	1,045	1,171
City of Saginaw MI Water Supply System Revenue
4.00%, 07/01/2034	355	371
4.00%, 07/01/2035	185	193
4.00%, 07/01/2036	195	202
City of Taylor MI
4.00%, 03/01/2030	490	522
4.00%, 03/01/2034	570	594
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2022	800	806
5.00%, 10/01/2023	500	517
5.00%, 10/01/2024	765	810
County of Jackson MI
4.00%, 05/01/2034	610	635
County of Kent MI
5.00%, 06/01/2028	700	771
Dearborn School District
5.00%, 05/01/2035	1,080	1,213
Detroit City School District
5.25%, 05/01/2030	3,345	3,901
Detroit Downtown Development Authority
5.00%, 07/01/2037	540	565
5.00%, 07/01/2038	1,000	1,047
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,628
5.00%, 01/01/2051	1,345	1,454
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075	1,155
5.00%, 11/01/2037	1,750	1,944
5.00%, 11/01/2038	1,000	1,108
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,223
5.00%, 07/01/2036	1,000	1,064
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000	1,031
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,390
5.25%, 11/01/2040	130	133
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000	823
4.00%, 11/15/2045	750	601
Lake Orion Community School District
5.00%, 05/01/2025	3,275	3,515
Lansing Board of Water & Light
2.00%, 07/01/2051(2)	8,585	8,135
5.00%, 07/01/2038	2,620	2,901
Michigan Finance Authority
1.20%, 10/15/2030(2)	1,900	1,699
1.20%, 10/15/2038(2)	18,900	16,923
3.50%, 11/01/2023	5,500	5,526
3.75%, 11/01/2024	5,500	5,524
3.75%, 11/15/2049(2)	3,600	3,723
4.00%, 12/01/2035	1,500	1,491
4.00%, 12/01/2036	6,610	6,548
4.00%, 12/01/2040	1,485	1,420
5.00%, 07/01/2022	1,235	1,235
5.00%, 11/15/2022	275	279
5.00%, 10/01/2023	1,000	1,008
5.00%, 10/01/2024	3,000	3,186
5.00%, 11/01/2024	750	798
5.00%, 11/01/2025	400	434
5.00%, 11/01/2025	1,000	1,086
5.00%, 11/01/2026	500	553
5.00%, 12/01/2026	1,190	1,321
5.00%, 06/01/2027	690	741
5.00%, 11/01/2027	500	560
5.00%, 06/01/2028	2,380	2,570
5.00%, 04/15/2029	4,000	4,545
5.00%, 06/01/2029	1,500	1,629
5.00%, 12/01/2029	500	554
5.00%, 04/15/2030	4,155	4,753
5.00%, 06/01/2030	1,725	1,880
5.00%, 07/01/2030	600	632
5.00%, 10/01/2030	800	837
5.00%, 06/01/2031	2,895	3,154
5.00%, 04/15/2032	3,165	3,618
5.00%, 06/01/2032	280	304
5.00%, 08/01/2032	850	901
5.00%, 11/15/2032	1,445	1,524
5.00%, 04/15/2033	1,935	2,181
5.00%, 06/01/2033	510	552
5.00%, 07/01/2033	350	367

5.00%, 04/15/2034	970	1,086
5.00%, 04/15/2035	555	617
5.00%, 04/15/2036	5,000	5,530
5.00%, 06/01/2040	900	948
5.00%, 12/01/2041	3,000	3,199
5.00%, 12/01/2044(2)	2,550	2,715
5.00%, 06/01/2049	2,020	2,041
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	430	411
Michigan State Building Authority
5.00%, 04/15/2035	1,250	1,392
Michigan State Hospital Finance Authority
2.40%, 11/15/2047(2)	850	853
4.00%, 11/15/2047(2)	4,505	4,640
4.00%, 11/15/2047(2)	9,750	9,923
5.00%, 12/01/2022	125	127
5.00%, 12/01/2023	1,150	1,200
5.00%, 12/01/2024	275	293
5.00%, 12/01/2025	700	762
5.00%, 12/01/2027	415	467
Michigan State Housing Development Authority
3.00%, 06/01/2052	2,180	2,127
3.50%, 12/01/2050	960	959
5.00%, 06/01/2053	4,000	4,237
Michigan Strategic Fund
1.80%, 10/01/2049(2)	2,075	2,007
4.00%, 10/01/2061(2)	3,520	3,483
5.00%, 06/30/2025	2,000	2,081
5.00%, 12/31/2025	2,595	2,712
5.00%, 06/30/2026	2,800	2,934
5.00%, 12/31/2026	355	373
5.00%, 06/30/2030	1,080	1,122
5.00%, 06/30/2032	150	154
Michigan Technological University
4.00%, 10/01/2051	1,255	1,205
5.00%, 10/01/2025	400	432
5.00%, 10/01/2026	270	296
5.00%, 10/01/2027	595	662
5.00%, 10/01/2028	890	999
5.00%, 10/01/2029	2,000	2,263
5.00%, 10/01/2030	355	404
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300	241
Milan Area Schools
5.00%, 05/01/2023	245	251
Oakland University
5.00%, 03/01/2041	2,190	2,324
Portage Public Schools
5.00%, 11/01/2028	1,000	1,094
Richfield Public School Academy
2.50%, 09/01/2025	235	219
Romeo Community School District
4.00%, 05/01/2023	265	270
4.00%, 05/01/2024	275	285
4.00%, 05/01/2025	465	485
4.00%, 05/01/2026	180	189
4.00%, 05/01/2027	325	345
4.00%, 05/01/2033	525	549
4.00%, 05/01/2034	540	563
4.00%, 05/01/2035	755	784
4.00%, 05/01/2036	780	799
4.00%, 05/01/2037	815	822
4.00%, 05/01/2038	1,255	1,263
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320	10,835
Royal Oak School District
5.00%, 05/01/2023	600	617
5.00%, 05/01/2024	600	631
Saginaw City School District
4.00%, 05/01/2028	1,035	1,113
4.00%, 05/01/2031	1,290	1,381
4.00%, 05/01/2034	1,035	1,063
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	901
5.00%, 07/01/2028	435	478
State of Michigan
5.00%, 03/15/2023	2,000	2,047
5.00%, 03/15/2025	1,145	1,230
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	5,891
4.00%, 11/15/2046	24,000	23,457
5.00%, 11/15/2036	7,550	8,596
Summit Academy North
2.25%, 11/01/2026	545	495
4.00%, 11/01/2031	785	738
Tender Option Bond Trust Receipts/Certificates
1.06%, 11/15/2024(2)(3)	1,400	1,400

University of Michigan
5.00%, 04/01/2024	1,670	1,758
5.00%, 04/01/2033	560	658
Van Buren Public Schools
4.00%, 11/01/2036	1,085	1,121
4.00%, 11/01/2037	1,925	1,956
4.00%, 11/01/2038	2,005	2,023
Wayne County Airport Authority
5.00%, 12/01/2022	200	203
5.00%, 12/01/2023	250	260
5.00%, 12/01/2023	400	417
5.00%, 12/01/2023	550	570
5.00%, 12/01/2024	375	398
5.00%, 12/01/2024	500	527
5.00%, 12/01/2025	600	641
5.00%, 12/01/2025	1,000	1,075
5.00%, 12/01/2027	4,055	4,305
5.00%, 12/01/2031	350	377
5.00%, 12/01/2032	1,400	1,453
5.00%, 12/01/2033	325	348
5.00%, 12/01/2034	1,310	1,427
5.00%, 12/01/2039	1,675	1,792
5.00%, 12/01/2040	2,000	2,172
5.00%, 12/01/2040	4,000	4,164
5.00%, 12/01/2041	1,000	1,084
5.00%, 12/01/2042	900	935
5.00%, 12/01/2042	1,000	1,007
5.00%, 12/01/2046	4,250	4,558
5.00%, 12/01/2047	1,000	1,033
Wayne State University
5.00%, 11/15/2036	3,090	3,375
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	3,857
4.00%, 11/01/2036	4,305	4,408
4.00%, 11/01/2038	4,205	4,225
5.00%, 11/01/2022	190	192
5.00%, 11/01/2023	80	83
5.00%, 11/01/2024	185	197
5.00%, 11/01/2025	95	103
5.00%, 11/01/2026	1,000	1,106
5.00%, 11/01/2027	600	673
5.00%, 11/01/2029	585	665
Wyoming Public Schools
4.00%, 05/01/2041	685	684

Total Michigan		341,575

Minnesota – 0.52%
City of Deephaven MN
5.00%, 10/01/2037	1,250	1,169
5.00%, 10/01/2049	2,200	1,933
City of Independence MN
4.00%, 07/01/2041	1,500	1,276
City of Minneapolis MN
4.00%, 11/15/2036	1,125	1,128
4.00%, 11/15/2037	1,625	1,625
City of Moorhead MN
5.00%, 12/01/2025	775	806
City of Rochester MN
5.00%, 12/01/2025	900	898
5.00%, 11/15/2057	2,530	2,756
5.25%, 12/01/2038	1,000	930
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(2)(3)	2,280	2,276
County of Hennepin MN
5.00%, 12/15/2037	2,500	2,809
Duluth Economic Development Authority
5.00%, 02/15/2033	500	528
5.00%, 02/15/2034	750	790
5.00%, 02/15/2037	1,250	1,310
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	531
Minneapolis Special School District No 1
4.00%, 02/01/2039	960	968
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2037	1,750	1,852
Minnesota Housing Finance Agency
3.00%, 07/01/2051	725	710
3.00%, 01/01/2052	2,825	2,758
3.00%, 07/01/2052	9,990	9,726
Minnesota Rural Water Finance Authority, Inc.
0.25%, 08/01/2022	1,500	1,498
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895	4,174
5.00%, 02/01/2026	2,315	2,529
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185	3,332
State of Minnesota
5.00%, 08/01/2023	1,465	1,517
5.00%, 08/01/2029	2,000	2,166

Tender Option Bond Trust Receipts/Certificates
1.05%, 11/15/2026(2)(3)	2,025	2,025
1.16%, 12/01/2061(2)(3)	2,175	2,175

Total Minnesota		56,195

Mississippi – 0.17%
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,703
4.00%, 10/01/2041(3)	1,640	1,455
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	998
5.00%, 01/01/2033	1,750	1,885
5.00%, 10/01/2035	700	743
5.00%, 10/01/2036	2,000	2,120
5.00%, 10/01/2040(2)	4,215	4,569
5.00%, 09/01/2044(2)	2,000	2,109
State of Mississippi
4.00%, 10/01/2039	1,450	1,457
5.00%, 10/01/2030	1,000	1,112

Total Mississippi		18,151

Missouri – 0.76%
Belton School District No 124
5.00%, 03/01/2028	250	282
5.50%, 03/01/2033	500	560
5.50%, 03/01/2036	500	557
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500	522
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	311
5.00%, 01/01/2031	135	151
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	427
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,622
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	299
4.00%, 02/15/2034	500	476
4.00%, 07/01/2035	1,500	1,510
4.00%, 02/15/2037	425	396
4.00%, 02/15/2039	990	910
4.00%, 02/01/2040	100	95
5.00%, 06/01/2025	7,000	7,449
5.00%, 04/01/2027	1,705	1,800
5.00%, 02/01/2029	1,000	1,044
5.00%, 06/01/2033	1,550	1,746
5.00%, 02/01/2035	1,000	1,014
5.00%, 02/01/2036	200	205
5.00%, 08/01/2040	1,145	1,166
5.00%, 10/01/2042	6,370	6,787
5.00%, 10/01/2046	6,000	6,481
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90	80
4.38%, 11/15/2035	230	195
4.75%, 11/15/2047	1,250	1,010
Kansas City Industrial Development Authority
4.00%, 03/01/2050	3,750	3,463
4.00%, 03/01/2057	6,250	5,766
5.00%, 03/01/2025	1,250	1,333
5.00%, 03/01/2025	2,000	2,113
5.00%, 03/01/2026	4,395	4,706
5.00%, 03/01/2027	2,955	3,246
5.00%, 03/01/2028	3,350	3,665
Missouri Housing Development Commission
3.25%, 05/01/2051	3,310	3,271
4.00%, 05/01/2050	270	274
Mizuho Floater/Residual Trust
1.16%, 06/01/2033(2)(3)(4)	405	405
St Louis County Industrial Development Authority
5.00%, 12/01/2025	605	614
5.00%, 09/01/2038	500	467
5.00%, 09/01/2048	1,700	1,518
5.13%, 08/15/2045	200	184
5.13%, 09/01/2048	2,590	2,356
5.50%, 09/01/2033	1,000	1,002
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,052
5.38%, 06/01/2043	2,000	2,080
St Louis School District
4.00%, 04/01/2023	5,380	5,465
Washington Industrial Development Authority
2.50%, 11/01/2029	235	201
Wright City R-II School District
6.00%, 03/01/2037	575	708
6.00%, 03/01/2040	1,100	1,345

Total Missouri		82,329

Montana – 0.09%
City of Kalispell MT
5.25%, 05/15/2037	765	758
5.25%, 05/15/2047	500	473
5.25%, 05/15/2052	50	47
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,600
4.00%, 10/15/2036(3)	2,965	2,560
4.00%, 10/15/2041(3)	1,800	1,475
4.00%, 10/15/2046(3)	1,160	904
4.00%, 10/15/2051(3)	950	713
Fergus County School District No 1
4.00%, 07/01/2036	240	253
Mizuho Floater/Residual Trust
1.16%, 06/01/2034(2)(3)(4)	1,000	1,000
Montana Board of Housing
4.00%, 12/01/2047	180	182
4.00%, 06/01/2050	145	147

Total Montana		10,112

Nebraska – 0.71%
Ashland-Greenwood Public Schools
4.00%, 12/15/2034	1,000	1,054
4.00%, 12/15/2037	1,340	1,382
4.00%, 12/15/2039	1,000	1,019
Central Plains Energy Project
4.00%, 12/01/2049(2)	32,420	33,304
5.00%, 09/01/2033	1,500	1,603
5.00%, 09/01/2035	930	996
5.00%, 03/01/2050(2)	10,670	10,990
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	422
Hershey Public Schools
4.00%, 12/15/2026	400	427
4.00%, 12/15/2028	640	675
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,955	1,913
3.50%, 09/01/2050	825	824
3.75%, 09/01/2049	810	817
4.00%, 09/01/2049	670	678
Nebraska Public Power District
0.60%, 01/01/2051(2)	16,920	16,653
5.00%, 01/01/2024	2,455	2,565
Omaha Airport Authority
5.00%, 12/15/2031	515	548
Southeast Community College Area
4.00%, 03/15/2036	250	253
4.00%, 03/15/2042	400	400

Total Nebraska		76,523

Nevada – 1.03%
Carson City NV
5.00%, 09/01/2026	550	591
City of Henderson NV
4.00%, 06/01/2035	900	936
4.00%, 06/01/2036	925	960
4.00%, 06/01/2038	3,540	3,595
5.00%, 06/01/2037	3,230	3,648
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	445	406
4.00%, 06/01/2049	1,085	929
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900	878
City of Las Vegas NV Special Improvement District No 816
2.00%, 06/01/2023	150	147
2.75%, 06/01/2036	420	311
3.00%, 06/01/2041	630	450
3.13%, 06/01/2046	1,300	889
City of North Las Vegas NV
4.00%, 06/01/2029	665	713
4.00%, 06/01/2030	695	745
4.00%, 06/01/2036	1,500	1,532
5.00%, 06/01/2027	605	674
City of Reno NV
0.00%, 07/01/2058(3)	2,000	240
5.00%, 06/01/2038	150	161
City of Sparks NV
2.50%, 06/15/2024(3)	875	846
Clark County School District
4.00%, 06/15/2034	5,000	5,136
4.00%, 06/15/2038	775	787
5.00%, 06/15/2023	370	381
5.00%, 06/15/2023	1,665	1,716
5.00%, 06/15/2024	4,500	4,751
5.00%, 06/15/2025	25	27
5.00%, 06/15/2025	6,060	6,528
5.00%, 06/15/2026	3,670	4,029
5.00%, 06/15/2029	4,080	4,570
5.00%, 06/15/2035	500	560

County of Clark Department of Aviation
5.00%, 07/01/2024	3,320	3,480
5.00%, 07/01/2028	630	659
5.00%, 07/01/2030	730	762
5.00%, 07/01/2035	7,000	7,816
5.00%, 07/01/2036	2,250	2,499
County of Clark NV
1.65%, 01/01/2036(2)	1,560	1,553
5.00%, 11/01/2028	3,000	3,306
5.00%, 06/01/2032	3,000	3,330
5.00%, 12/01/2032	5,385	6,014
5.00%, 06/01/2035	2,070	2,272
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,370	1,436
5.00%, 07/01/2025	2,220	2,372
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	114
3.00%, 09/01/2036	175	133
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	660
5.00%, 07/01/2043	2,500	2,705
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000	1,048
5.00%, 06/15/2040	685	707
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,044
4.00%, 06/01/2035	4,295	4,439
5.00%, 06/01/2039	2,815	2,965
Mizuho Floater/Residual Trust
1.16%, 08/01/2050(2)(3)(4)	12,700	12,700
Nevada Housing Division
4.00%, 10/01/2049	430	436
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	507
4.00%, 07/01/2026	1,540	1,562

Total Nevada		111,655

New Hampshire – 0.32%
New Hampshire Business Finance Authority
1.29% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(1)	7,520	7,246
3.75%, 07/01/2045(2)(3)	1,000	814
4.00%, 08/15/2039	1,100	1,072
4.00%, 01/01/2041	2,000	1,765
4.00%, 01/01/2051	3,000	2,460
4.13%, 01/20/2034	4,952	4,872
4.38%, 09/20/2036	2,750	2,638
5.00%, 01/01/2024	720	750
5.00%, 08/15/2029	750	841
5.25%, 07/01/2039(3)	240	220
5.63%, 07/01/2046(3)	125	117
5.75%, 07/01/2054(3)	315	294
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	111
5.00%, 07/01/2023	500	516
5.00%, 08/01/2027	1,575	1,714
5.00%, 10/01/2028	1,580	1,685
5.00%, 07/01/2030	390	431
5.00%, 08/01/2030	305	328
5.00%, 10/01/2032	2,825	2,957
5.00%, 10/01/2038	425	440
5.00%, 07/01/2044	3,040	3,125
5.25%, 07/01/2027(3)(5)	550	220
6.13%, 07/01/2052(3)(5)	245	98
6.25%, 07/01/2042(3)(5)	700	280

Total New Hampshire		34,994

New Jersey – 3.85%
Atlantic County Improvement Authority
4.00%, 07/01/2037	460	454
Borough of Roseland NJ
1.50%, 07/20/2022	2,346	2,346
Camden County Improvement Authority
5.00%, 01/15/2028	500	551
5.00%, 01/15/2029	1,000	1,097
5.00%, 01/15/2033	500	542
City of Newark NJ
1.25%, 07/25/2022	1,400	1,400
1.25%, 10/03/2022	2,000	2,000
1.25%, 10/03/2022	2,000	2,000
5.00%, 10/01/2026	700	762
5.00%, 10/01/2027	750	826
Clifton Board Of Education
2.13%, 08/15/2044	900	599
County of Hudson NJ
3.00%, 11/15/2025	4,000	4,071
County of Union NJ
3.00%, 03/01/2026	3,000	3,060
Essex County Improvement Authority
4.00%, 08/01/2038	305	301
4.00%, 08/01/2039	320	314
4.00%, 08/01/2040	335	326
4.00%, 08/01/2041	350	339

Garden State Preservation Trust
5.75%, 11/01/2028	2,000	2,242
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	734
4.00%, 07/01/2040	525	509
5.00%, 07/01/2037	1,130	1,248
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,148
4.00%, 01/01/2037	855	868
5.00%, 10/01/2026	1,500	1,658
5.00%, 10/01/2027	1,000	1,123
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,127
New Jersey Economic Development Authority
1.20%, 11/01/2034(2)	3,000	2,969
2.20%, 10/01/2039(2)	1,400	1,235
3.13%, 07/01/2029	445	422
4.00%, 06/15/2023	1,200	1,223
4.00%, 06/15/2035	500	499
4.00%, 06/15/2037	600	595
4.00%, 06/15/2038	600	591
4.00%, 11/01/2038	825	812
4.00%, 11/01/2039	1,000	978
4.00%, 06/15/2040	1,000	959
4.00%, 11/01/2044	1,000	931
4.00%, 08/01/2059	355	328
5.00%, 01/01/2023	400	404
5.00%, 03/01/2023	4,160	4,249
5.00%, 03/01/2024	2,405	2,419
5.00%, 06/15/2024	2,000	2,090
5.00%, 06/15/2025	5,190	5,469
5.00%, 03/01/2026	2,000	2,035
5.00%, 06/01/2026	900	986
5.00%, 06/15/2026	470	494
5.00%, 06/15/2029	1,000	1,093
5.00%, 01/01/2030	500	486
5.00%, 06/15/2030	455	481
5.00%, 06/15/2030	4,000	4,308
5.00%, 11/01/2030	1,315	1,429
5.00%, 01/01/2031	500	510
5.00%, 11/01/2031	2,200	2,376
5.00%, 06/15/2032	370	391
5.00%, 06/15/2033	5,000	5,352
5.00%, 07/01/2033	2,875	3,017
5.00%, 06/15/2034	1,000	1,065
5.00%, 06/15/2035	1,595	1,679
5.00%, 10/01/2037	5,185	5,361
5.00%, 10/01/2039(3)	355	296
5.00%, 01/01/2040(3)	540	432
5.00%, 10/01/2047	8,450	8,641
5.00%, 01/01/2048	2,000	1,791
5.00%, 06/15/2054(3)	3,250	3,130
5.00%, 08/01/2059	1,000	1,066
5.13%, 01/01/2034	705	716
5.13%, 06/15/2043	2,450	2,452
5.25%, 09/01/2024(3)	35,925	37,513
5.25%, 09/01/2025(3)	1,605	1,700
5.25%, 01/01/2044	190	180
5.50%, 01/01/2027	500	515
5.50%, 06/15/2030	2,000	2,273
5.63%, 11/15/2030	2,095	2,127
5.63%, 11/15/2030	2,230	2,264
5.63%, 01/01/2052	2,000	2,034
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930	956
5.00%, 07/01/2023	3,390	3,488
5.00%, 07/01/2029	1,500	1,592
5.00%, 07/01/2032	4,920	5,158
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	2,850	2,820
5.00%, 07/01/2022	540	540
5.00%, 07/01/2023	140	144
5.00%, 07/01/2023	530	547
5.00%, 07/01/2024	110	116
5.00%, 07/01/2024	1,470	1,470
5.00%, 07/01/2025	120	129
5.00%, 07/01/2026	40	44
5.00%, 07/01/2027	60	66
5.00%, 07/01/2028	155	169
5.00%, 07/01/2030	165	180
5.00%, 07/01/2033	500	530
5.00%, 07/01/2041	815	827
5.00%, 07/01/2042(2)	2,755	2,934
5.00%, 07/01/2043(2)	2,250	2,366
5.00%, 07/01/2045(2)	3,705	3,983
5.00%, 07/01/2046	2,375	2,426

New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2023	300	311
5.00%, 12/01/2023	460	479
5.00%, 12/01/2024	745	791
5.00%, 12/01/2024	1,000	1,053
5.00%, 12/01/2025	490	529
5.00%, 12/01/2025	535	573
5.00%, 12/01/2025	1,000	1,071
5.00%, 12/01/2025	2,600	2,778
5.00%, 12/01/2026	1,330	1,438
5.00%, 12/01/2026	1,550	1,672
5.00%, 12/01/2027	1,455	1,588
5.00%, 12/01/2027	1,470	1,598
5.00%, 12/01/2027	2,965	3,216
5.00%, 12/01/2030	4,805	5,247
5.00%, 12/01/2044	1,000	1,013
New Jersey Housing & Mortgage Finance Agency
3.55%, 04/01/2027	1,735	1,762
3.65%, 04/01/2028	1,250	1,270
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,810
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,234
0.00%, 12/15/2026	3,000	2,593
0.00%, 12/15/2027	3,260	2,684
0.00%, 12/15/2028	980	770
0.00%, 12/15/2028	1,020	802
0.00%, 12/15/2030	2,000	1,427
0.00%, 12/15/2030	2,000	1,444
0.00%, 12/15/2031	2,075	1,426
0.00%, 12/15/2031	3,275	2,222
4.00%, 06/15/2037	2,000	1,982
4.00%, 06/15/2039	2,250	2,200
4.00%, 06/15/2039	3,850	3,765
4.00%, 06/15/2040	1,820	1,746
4.00%, 06/15/2040	6,000	5,755
4.00%, 06/15/2040	6,550	6,282
4.00%, 06/15/2042	1,140	1,075
4.00%, 06/15/2046	1,585	1,460
4.00%, 06/15/2050	1,580	1,439
4.00%, 06/15/2050	4,030	3,671
5.00%, 06/15/2023	900	925
5.00%, 12/15/2023	2,720	2,829
5.00%, 06/15/2024	2,500	2,566
5.00%, 12/15/2024	1,335	1,397
5.00%, 06/15/2025	450	461
5.00%, 12/15/2025	1,255	1,331
5.00%, 12/15/2026	2,000	2,147
5.00%, 06/15/2027	505	547
5.00%, 12/15/2028	5,510	6,003
5.00%, 06/15/2029	1,200	1,284
5.00%, 12/15/2029	820	899
5.00%, 12/15/2030	2,000	2,150
5.00%, 06/15/2031	4,545	4,826
5.00%, 06/15/2032	235	242
5.00%, 06/15/2032	2,725	2,910
5.00%, 06/15/2032	7,440	8,043
5.00%, 12/15/2032	1,940	2,069
5.00%, 06/15/2033	4,210	4,556
5.00%, 12/15/2033	2,200	2,335
5.00%, 06/15/2034	4,040	4,344
5.00%, 06/15/2037	1,780	1,895
5.00%, 06/15/2037	2,980	3,193
5.00%, 06/15/2038	1,675	1,790
5.00%, 06/15/2040	2,040	2,156
5.00%, 06/15/2050	905	939
5.25%, 12/15/2022	1,760	1,789
5.25%, 12/15/2023	3,940	4,111
5.25%, 06/15/2043	3,000	3,155
5.50%, 12/15/2023	190	199
New Jersey Turnpike Authority
4.00%, 01/01/2042	6,565	6,558
4.00%, 01/01/2051	725	707
5.00%, 01/01/2028	1,540	1,678
5.00%, 01/01/2033	5,000	5,270
5.00%, 01/01/2034	1,175	1,237
Newark Board of Education
4.00%, 07/15/2037	2,075	2,055
5.00%, 07/15/2031	1,300	1,496
5.00%, 07/15/2033	1,600	1,815
Robbinsville Board of Education
5.25%, 01/01/2023	1,594	1,621
Salem County Improvement Authority
4.00%, 08/15/2042	400	377
State of New Jersey
2.00%, 06/01/2023	5,595	5,598
4.00%, 06/01/2030	4,560	4,820

4.00%, 06/01/2031	700	739
4.00%, 06/01/2032	5,515	5,803
5.00%, 06/01/2025	2,635	2,816
5.00%, 06/01/2026	3,420	3,715
5.00%, 06/01/2027	5,000	5,513
5.00%, 06/01/2029	13,235	14,875
Tender Option Bond Trust Receipts/Certificates
1.08%, 12/15/2034(2)(3)	1,600	1,600
Tobacco Settlement Financing Corp.
5.00%, 06/01/2023	570	582
5.00%, 06/01/2046	9,000	9,000
Township of Livingston NJ
1.50%, 12/14/2022	5,565	5,559
Township of Montclair NJ
4.00%, 03/01/2023	800	813

Total New Jersey		416,010

New Mexico – 0.25%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,643
5.00%, 07/01/2028	1,700	1,863
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	867
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	520
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	5,001
5.00%, 09/01/2026	1,530	1,661
5.00%, 09/01/2027	2,130	2,338
5.00%, 09/01/2029	1,000	1,109
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(2)	2,360	2,540
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	580	584
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(2)	7,140	7,524

Total New Mexico		26,650

New York – 10.34%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	1,009
Buffalo Sewer Authority
4.00%, 06/15/2034	175	178
4.00%, 06/15/2036	265	266
5.00%, 06/15/2030	150	170
5.00%, 06/15/2032	150	169
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750	773
5.00%, 08/01/2022	200	201
5.00%, 08/01/2023	515	532
5.00%, 01/01/2035(3)	3,900	3,965
5.00%, 12/01/2041(3)	1,250	1,245
5.00%, 06/15/2051(3)	3,000	2,977
5.00%, 12/01/2055(3)	430	413
5.50%, 05/01/2048(3)	1,350	1,385
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,148
5.00%, 09/01/2029	2,800	3,042
City of New York NY
4.00%, 10/01/2035	905	906
4.00%, 08/01/2037	3,960	3,944
4.00%, 03/01/2040	2,650	2,624
4.00%, 08/01/2040	4,000	3,960
4.00%, 12/01/2041	500	493
5.00%, 03/01/2023	505	516
5.00%, 08/01/2025	1,600	1,736
5.00%, 08/01/2026	2,575	2,850
5.00%, 08/01/2027	400	427
5.00%, 08/01/2027	2,975	3,205
5.00%, 08/01/2028	400	432
5.00%, 08/01/2028	700	762
5.00%, 08/01/2028	3,975	4,282
5.00%, 08/01/2029	1,305	1,459
5.00%, 08/01/2029	1,500	1,677
5.00%, 08/01/2031	1,000	1,102
5.00%, 08/01/2032	1,745	1,917
5.00%, 11/01/2032	2,200	2,489
5.00%, 08/01/2034	1,690	1,879
5.00%, 05/01/2035	585	656
5.00%, 12/01/2037	5,000	5,358
5.00%, 03/01/2038	2,250	2,459
5.00%, 08/01/2047	6,100	6,633
5.00%, 03/01/2050	575	622
5.50%, 05/01/2044	900	1,031
City of Yonkers NY
5.00%, 10/15/2022	200	202
5.00%, 09/01/2023	1,000	1,035
5.00%, 10/15/2024	500	530
5.00%, 09/01/2025	720	775
5.00%, 09/01/2025	1,015	1,093

County of Erie NY
5.00%, 06/01/2025	1,000	1,080
County of Nassau NY
5.00%, 10/01/2024	3,000	3,181
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,968
5.00%, 06/15/2024	665	701
5.00%, 06/15/2025	710	763
5.00%, 10/01/2025	810	875
5.00%, 10/01/2026	415	456
5.00%, 10/01/2028	680	762
5.00%, 06/15/2029	985	1,109
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	580
Genesee County Funding Corp.
5.00%, 12/01/2031	375	402
5.00%, 12/01/2032	460	491
5.00%, 12/01/2033	750	789
5.00%, 12/01/2034	700	735
5.00%, 12/01/2035	540	565
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550	890
0.00%, 01/01/2055	710	601
5.00%, 01/01/2056	1,485	1,308
Hempstead Town Local Development Corp.
4.00%, 07/01/2039	575	555
4.00%, 07/01/2041	620	593
5.00%, 07/01/2023	1,160	1,193
5.53%, 02/01/2040	3,500	3,523
5.89%, 02/01/2032	1,250	1,296
6.24%, 02/01/2047	1,000	1,041
6.47%, 02/01/2033	1,000	1,071
Hempstead Union Free School District
1.00%, 07/13/2022	2,875	2,875
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,570
4.00%, 02/15/2039	1,450	1,421
4.00%, 02/15/2044	2,320	2,236
4.00%, 02/15/2047	18,780	17,905
5.00%, 02/15/2032	12,325	13,474
5.00%, 02/15/2035	1,700	1,843
5.00%, 02/15/2037	1,335	1,442
Long Island Power Authority
0.85%, 09/01/2050(2)	16,125	15,164
1.00%, 09/01/2025	9,250	8,674
1.50%, 09/01/2051(2)	4,310	4,082
1.65%, 09/01/2049(2)	4,395	4,315
5.00%, 09/01/2023	550	571
5.00%, 09/01/2024	565	599
5.00%, 09/01/2025	1,000	1,082
5.00%, 09/01/2026	2,000	2,200
5.00%, 09/01/2027	6,500	7,251
5.00%, 09/01/2039	1,725	1,889
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,018
4.00%, 11/15/2039	540	533
4.00%, 11/15/2045	3,375	3,029
4.00%, 11/15/2046	2,545	2,271
4.00%, 11/15/2047	2,000	1,777
5.00%, 11/15/2022	200	202
5.00%, 11/15/2022	3,830	3,874
5.00%, 02/01/2023	4,915	4,999
5.00%, 11/15/2024	1,500	1,596
5.00%, 11/15/2024	1,885	1,953
5.00%, 11/15/2025	1,155	1,226
5.00%, 11/15/2026	1,600	1,713
5.00%, 11/15/2026	2,350	2,517
5.00%, 11/15/2028	2,970	3,193
5.00%, 11/15/2028	4,000	4,320
5.00%, 11/15/2029	745	779
5.00%, 11/15/2029	2,220	2,332
5.00%, 11/15/2030	730	773
5.00%, 11/15/2031	1,055	1,110
5.00%, 11/15/2033	1,025	1,061
5.00%, 11/15/2033	1,715	1,799
5.00%, 11/15/2033	3,645	3,823
5.00%, 11/15/2034	4,000	4,186
5.00%, 11/15/2035	1,750	1,803
5.00%, 11/15/2036	1,865	1,965
5.00%, 11/15/2039	2,000	2,042
5.25%, 11/15/2036	5,000	5,341
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	949
5.00%, 12/01/2032	1,000	1,065
5.00%, 12/01/2033	1,000	1,062
5.00%, 12/01/2034	1,100	1,162
5.00%, 01/01/2050	490	415

MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,502
5.00%, 11/15/2056	4,380	4,501
Nassau County Industrial Development Agency
5.00%, 01/01/2058(2)	1,334	930
9.00%, 01/01/2041(3)	515	451
New York City Educational Construction Fund
5.00%, 04/01/2052	3,070	3,304
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060	1,106
New York City Housing Development Corp.
0.60%, 05/01/2061(2)	7,775	7,176
0.70%, 11/01/2060(2)	7,205	6,719
0.70%, 11/01/2060(2)	20,320	18,982
0.90%, 11/01/2060(2)	24,505	22,709
1.13%, 05/01/2060(2)	7,500	7,213
2.75%, 05/01/2050(2)	6,500	6,508
5.00%, 05/01/2026	110	119
5.00%, 05/01/2027	600	656
5.00%, 11/01/2027	855	936
5.00%, 05/01/2028	875	959
5.00%, 11/01/2028	600	656
5.00%, 05/01/2029	300	329
5.00%, 11/01/2029	875	963
5.00%, 11/01/2030	500	553
New York City Industrial Development Agency
4.00%, 03/01/2045	3,500	3,301
5.00%, 01/01/2024	2,250	2,340
5.00%, 01/01/2028	1,250	1,372
5.00%, 03/01/2028	850	929
5.00%, 01/01/2029	1,500	1,655
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	1,500	1,497
4.00%, 06/15/2039	5,000	4,989
4.00%, 06/15/2040	5,200	5,174
5.00%, 06/15/2031	6,075	6,526
5.00%, 06/15/2032	4,000	4,648
5.00%, 06/15/2034	6,000	6,932
5.00%, 06/15/2035	9,025	9,664
5.00%, 06/15/2036	5,000	5,345
5.00%, 06/15/2037	6,000	6,359
5.00%, 06/15/2039	8,320	8,799
5.00%, 06/15/2040	2,115	2,298
5.00%, 06/15/2046	9,785	9,912
5.00%, 06/15/2048	3,375	3,690
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,031
5.00%, 07/15/2025	1,695	1,833
5.00%, 07/15/2026	1,995	2,199
5.00%, 07/15/2027	1,940	2,175
5.00%, 07/15/2032	2,000	2,190
5.00%, 07/15/2037	5,340	5,666
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2036	2,000	2,013
4.00%, 02/01/2038	9,675	9,663
4.00%, 08/01/2038	500	499
4.00%, 11/01/2038	4,000	3,995
4.00%, 05/01/2039	5,000	4,989
4.00%, 08/01/2039	3,215	3,208
4.00%, 02/01/2040	26,755	26,591
4.00%, 02/01/2043	1,600	1,569
5.00%, 11/01/2023	2,165	2,258
5.00%, 11/01/2024	4,215	4,497
5.00%, 11/01/2025	5,355	5,823
5.00%, 11/01/2028	1,500	1,615
5.00%, 11/01/2029	2,000	2,128
5.00%, 02/01/2030	4,480	4,839
5.00%, 02/01/2031	2,720	2,764
5.00%, 11/01/2032	6,750	7,696
5.00%, 05/01/2033	2,535	2,776
5.00%, 08/01/2034	700	765
5.00%, 11/01/2034	2,300	2,607
5.00%, 08/01/2035	1,600	1,742
5.00%, 11/01/2036	7,000	7,798
5.00%, 08/01/2038	1,975	2,139
5.00%, 02/01/2039	10,000	11,066
5.00%, 02/01/2041	200	207
5.00%, 02/01/2043	4,250	4,504
5.00%, 02/01/2047	3,375	3,678
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,170
5.00%, 11/15/2040	1,085	1,134
New York Liberty Development Corp.
2.63%, 09/15/2069	400	360
2.75%, 11/15/2041	14,370	11,186
2.80%, 09/15/2069	1,025	926

4.00%, 02/15/2043	3,550	3,414
5.00%, 11/15/2044(3)	1,300	1,264
5.25%, 10/01/2035	2,285	2,565
5.38%, 11/15/2040(3)	6,200	6,251
New York Power Authority
4.00%, 11/15/2038	3,500	3,502
New York State Bridge Authority
5.00%, 01/01/2035	565	638
5.00%, 01/01/2036	475	535
5.00%, 01/01/2037	535	599
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,247
4.00%, 03/15/2032	17,500	17,843
4.00%, 02/15/2037	5,000	4,969
4.00%, 03/15/2037	3,785	3,761
4.00%, 03/15/2039	1,285	1,265
4.00%, 03/15/2039	3,825	3,766
4.00%, 03/15/2039	8,700	8,566
4.00%, 03/15/2040	8,000	7,851
5.00%, 12/01/2022(3)	900	911
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	245	253
5.00%, 07/01/2023	1,000	1,032
5.00%, 03/15/2024	3,700	3,891
5.00%, 05/01/2024	4,870	5,116
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	345	365
5.00%, 03/15/2025	500	538
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	255	276
5.00%, 12/01/2026(3)	300	316
5.00%, 12/01/2026(3)	1,500	1,623
5.00%, 03/15/2027	2,500	2,675
5.00%, 07/01/2027	200	214
5.00%, 12/01/2027(3)	500	523
5.00%, 07/01/2028	110	118
5.00%, 10/01/2028	1,735	1,955
5.00%, 12/01/2028(3)	600	624
5.00%, 03/15/2029	3,700	3,875
5.00%, 10/01/2029	1,430	1,605
5.00%, 12/01/2029(3)	450	467
5.00%, 07/01/2030	150	162
5.00%, 10/01/2030	1,910	2,134
5.00%, 12/01/2030(3)	1,000	1,034
5.00%, 03/15/2031	6,090	6,971
5.00%, 12/01/2033(3)	700	729
5.00%, 07/01/2034	410	426
5.00%, 03/15/2036	3,500	3,963
5.00%, 03/15/2036	10,000	11,206
5.00%, 07/01/2036	735	759
5.00%, 07/15/2037	700	716
5.00%, 03/15/2046	1,775	1,953
5.00%, 05/01/2048(2)	1,040	1,112
5.00%, 05/01/2048(2)	5,695	5,886
5.25%, 03/15/2033	6,000	6,419
5.25%, 03/15/2038	1,930	2,154
New York State Environmental Facilities Corp.
5.00%, 05/15/2026	335	344
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,819
0.65%, 11/01/2056(2)	7,645	7,066
0.75%, 05/01/2025	10,450	9,882
0.75%, 11/01/2025	2,785	2,604
0.75%, 11/01/2025	4,870	4,531
1.00%, 11/01/2061(2)	1,815	1,657
1.10%, 11/01/2061(2)	13,130	11,822
2.50%, 11/01/2060(2)	9,700	9,355
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,381
4.00%, 01/01/2040	5,000	4,896
4.00%, 03/15/2043	9,000	8,823
5.00%, 01/01/2032	3,610	3,816
5.00%, 01/01/2034	2,500	2,733
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	803
4.00%, 03/15/2038	8,675	8,555
4.00%, 03/15/2039	9,995	9,817
4.00%, 03/15/2039	10,000	9,893
4.00%, 03/15/2042	1,500	1,464
4.00%, 03/15/2045	790	764
5.00%, 03/15/2023	700	717
5.00%, 03/15/2024	400	421
5.00%, 03/15/2035	2,800	2,927
5.00%, 03/15/2035	3,000	3,336
5.00%, 03/15/2036	2,090	2,312
5.00%, 03/15/2037	6,690	7,311
5.00%, 03/15/2047	12,160	13,118

New York Transportation Development Corp.
2.25%, 08/01/2026	1,175	1,100
4.00%, 10/01/2030	3,860	3,746
4.00%, 12/01/2039	450	427
4.00%, 12/01/2040	500	471
4.00%, 12/01/2041	450	422
4.00%, 12/01/2042	500	454
4.00%, 12/01/2042	500	464
5.00%, 01/01/2023	270	273
5.00%, 08/01/2026	1,000	994
5.00%, 12/01/2028	400	424
5.00%, 12/01/2028	1,300	1,384
5.00%, 12/01/2029	300	322
5.00%, 12/01/2030	250	268
5.00%, 01/01/2031	1,015	1,036
5.00%, 08/01/2031	5,105	5,072
5.00%, 12/01/2031	300	323
5.00%, 12/01/2032	1,775	1,879
5.00%, 12/01/2032	2,355	2,481
5.00%, 01/01/2033	5,500	5,582
5.00%, 12/01/2033	400	421
5.00%, 12/01/2033	700	732
5.00%, 12/01/2033	3,650	3,841
5.00%, 12/01/2034	400	417
5.00%, 12/01/2034	500	528
5.00%, 12/01/2034	3,990	4,140
5.00%, 10/01/2035	9,000	9,102
5.00%, 12/01/2035	500	527
5.00%, 12/01/2035	800	833
5.00%, 12/01/2035	1,995	2,089
5.00%, 01/01/2036	1,330	1,343
5.00%, 12/01/2036	550	578
5.00%, 12/01/2036	1,360	1,414
5.00%, 12/01/2037	500	519
5.00%, 12/01/2037	600	629
5.00%, 12/01/2037	3,965	4,136
5.00%, 12/01/2038	500	524
5.00%, 12/01/2038	2,420	2,521
5.00%, 12/01/2039	715	743
5.00%, 10/01/2040	2,200	2,213
5.00%, 12/01/2040	450	466
5.00%, 07/01/2041	2,300	2,355
5.00%, 12/01/2041	450	465
5.00%, 12/01/2042	450	465
5.25%, 08/01/2031	470	489
5.38%, 08/01/2036	800	851
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	933
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	331
5.00%, 12/01/2027	1,425	1,470
5.00%, 12/01/2028	1,000	1,030
5.00%, 12/01/2035	1,160	1,259
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,113
Port Authority of New York & New Jersey
4.00%, 07/15/2034	2,000	1,989
4.00%, 07/15/2037	2,500	2,424
5.00%, 09/15/2024	5,115	5,395
5.00%, 09/15/2026	1,000	1,090
5.00%, 10/15/2028	4,000	4,231
5.00%, 09/15/2029	1,500	1,628
5.00%, 10/15/2029	1,000	1,082
5.00%, 09/15/2032	1,500	1,609
5.00%, 11/01/2032	4,000	4,418
5.00%, 07/15/2033	2,500	2,758
5.00%, 10/15/2033	3,500	3,606
5.00%, 10/15/2033	6,000	6,394
5.00%, 12/01/2033	5,070	5,175
5.00%, 08/01/2034	7,415	8,232
5.00%, 10/15/2037	4,665	4,793
5.50%, 08/01/2041	11,255	12,628
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000	922
3.25%, 10/01/2051	9,220	9,001
5.00%, 10/01/2023	920	947
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	2,210	1,873
Tender Option Bond Trust Receipts/Certificates
1.06%, 01/01/2044(2)(3)	3,700	3,700
1.08%, 05/01/2030(2)(3)	8,100	8,100
1.08%, 01/01/2053(2)(3)	5,400	5,400
1.09%, 05/15/2028(2)(3)	700	700
1.09%, 05/15/2028(2)(3)	10,100	10,100
Tompkins County Development Corp.
5.00%, 07/01/2044	115	117
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,873

Town of Oyster Bay NY
4.00%, 03/01/2023	875	888
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(2)	2,425	2,305
2.00%, 05/15/2045(2)	6,375	6,209
4.00%, 05/15/2040	1,250	1,234
4.00%, 05/15/2042	2,840	2,787
5.00%, 11/15/2030	4,000	4,671
5.00%, 11/15/2033	8,000	9,076
5.00%, 05/15/2037	2,200	2,462
5.00%, 05/15/2038	3,000	3,344
5.00%, 05/15/2039	11,650	12,938
5.00%, 11/15/2042	1,910	2,079
5.00%, 05/15/2051	3,100	3,364
TSASC, Inc.
5.00%, 06/01/2028	2,025	2,137
Utility Debt Securitization Authority
5.00%, 12/15/2032	640	667
5.00%, 12/15/2041	5,000	5,487
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,401
5.00%, 01/01/2037	525	534
5.00%, 01/01/2041	500	505
5.50%, 05/01/2042	150	153

Total New York		1,117,781

North Carolina – 1.14%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050(2)	8,500	9,470
City of Charlotte NC Airport Special Facilities Revenue
4.00%, 07/01/2038	1,525	1,500
4.00%, 07/01/2039	1,670	1,640
4.00%, 07/01/2040	2,030	1,984
4.00%, 07/01/2041	1,500	1,460
County of New Hanover NC
5.00%, 10/01/2027	100	112
5.00%, 10/01/2034	1,000	1,125
5.00%, 10/01/2047	840	945
Greater Asheville Regional Airport Authority
5.00%, 07/01/2035	1,750	1,896
5.00%, 07/01/2036	1,505	1,627
5.00%, 07/01/2037	1,780	1,920
5.25%, 07/01/2038	1,200	1,315
5.25%, 07/01/2042	1,100	1,195
5.50%, 07/01/2047	3,135	3,436
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160	2,204
North Carolina Capital Facilities Finance Agency
1.75%, 07/01/2034(2)	9,500	9,499
4.00%, 05/01/2023	265	270
4.00%, 05/01/2024	190	196
5.00%, 05/01/2031	1,000	1,121
North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,600	3,612
North Carolina Medical Care Commission
2.20%, 12/01/2048(2)	2,285	2,286
2.55%, 06/01/2048(2)	3,955	3,904
4.00%, 03/01/2024	110	109
4.00%, 03/01/2025	135	133
4.00%, 03/01/2029	140	131
4.00%, 03/01/2030	145	134
4.00%, 03/01/2031	145	132
4.00%, 09/01/2033	180	177
4.00%, 03/01/2041	2,225	1,785
4.00%, 03/01/2042	1,500	1,183
4.00%, 09/01/2047	1,000	849
4.88%, 07/01/2040	550	528
5.00%, 10/01/2024	300	320
5.00%, 10/01/2025	205	208
5.00%, 03/01/2026	125	126
5.00%, 03/01/2027	150	150
5.00%, 03/01/2028	155	155
5.00%, 10/01/2030	420	421
5.00%, 10/01/2030	2,100	2,117
5.00%, 01/01/2031	625	614
5.00%, 10/01/2031	2,950	2,958
5.00%, 02/01/2032	500	562
5.00%, 09/01/2037	3,000	3,179
5.00%, 10/01/2037	250	245
5.00%, 01/01/2039	1,225	1,149
5.00%, 07/01/2039	1,110	1,083
5.00%, 10/01/2040	900	924
5.00%, 09/01/2041	440	469
5.00%, 10/01/2043	2,000	1,926
5.00%, 07/01/2049	900	841
5.00%, 02/01/2051(2)	1,000	1,085
6.25%, 07/01/2035	1,000	1,043

North Carolina Turnpike Authority
4.00%, 01/01/2055	3,550	3,028
5.00%, 02/01/2024	11,390	11,858
5.00%, 01/01/2027	530	586
5.00%, 01/01/2032	1,000	1,045
5.00%, 07/01/2051	1,700	1,716
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000	2,094
5.00%, 05/01/2025	3,000	3,197
State of North Carolina
5.00%, 03/01/2023	2,335	2,385
5.00%, 05/01/2026	4,750	5,231
5.00%, 05/01/2027	7,500	8,418
Tender Option Bond Trust Receipts/Certificates
1.16%, 01/01/2062(2)(3)	6,600	6,600

Total North Carolina		123,611

North Dakota – 0.14%
City of Grand Forks ND
4.00%, 12/01/2037	675	631
4.00%, 12/01/2038	625	583
4.00%, 12/01/2040	1,025	950
4.00%, 12/01/2041	890	819
5.00%, 12/01/2027	1,110	1,203
5.00%, 12/01/2028	1,500	1,631
5.00%, 12/01/2031	1,300	1,428
North Dakota Housing Finance Agency
3.00%, 07/01/2051	6,340	6,225
3.00%, 01/01/2052	1,500	1,466

Total North Dakota		14,936

Ohio – 2.24%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	420
4.00%, 11/15/2034	500	492
4.00%, 11/15/2036	2,875	2,799
4.00%, 11/15/2037	2,300	2,229
4.00%, 11/15/2038	450	434
5.00%, 11/15/2030	450	497
5.25%, 11/15/2031	530	564
5.25%, 11/15/2032	645	682
5.25%, 11/15/2033	1,770	1,869
5.25%, 11/15/2046	1,255	1,301
American Municipal Power, Inc.
1.00%, 02/15/2048(2)	2,015	1,934
4.00%, 02/15/2038	2,860	2,853
5.00%, 02/15/2035	3,285	3,670
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038	1,000	974
4.00%, 06/01/2048	15,125	13,759
5.00%, 06/01/2055	48,735	45,890
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450	2,560
5.00%, 01/01/2048	2,000	2,071
City of Columbus OH
5.00%, 04/01/2033	1,345	1,517
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	1,023
Clermont County Port Authority
5.00%, 12/01/2029	750	809
5.00%, 12/01/2030	850	916
5.00%, 12/01/2031	650	700
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125	129
5.50%, 12/01/2053	1,600	1,641
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	650
5.00%, 12/01/2030	585	644
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,615
5.00%, 02/15/2042	2,525	2,569
5.50%, 02/15/2052	1,790	1,847
5.50%, 02/15/2057	2,745	2,833
County of Fairfield OH
4.25%, 06/15/2024	1,470	1,481
County of Franklin OH
5.00%, 11/15/2033(2)	12,645	12,998
County of Hamilton OH
5.00%, 09/15/2034	1,050	1,124
County of Marion OH
5.13%, 12/01/2049	575	537
County of Montgomery OH
4.00%, 08/01/2038	2,055	1,995
4.00%, 08/01/2039	2,220	2,146
5.00%, 08/01/2025	515	550
County of Muskingum OH
4.00%, 02/15/2023	1,700	1,714
5.00%, 02/15/2048	2,080	2,015
County of Scioto OH
5.00%, 02/15/2029	1,200	1,271

County of Wood OH
5.00%, 12/01/2032	40	41
5.00%, 12/01/2032	75	76
5.00%, 12/01/2042	50	51
Crestview Local School District/Columbiana County
4.00%, 12/01/2043	385	386
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	2,770	2,796
5.00%, 12/01/2051	2,135	2,139
Miami University/Oxford OH
5.00%, 09/01/2030	475	545
5.00%, 09/01/2032	1,000	1,134
5.00%, 09/01/2034	700	757
Ohio Air Quality Development Authority
2.10%, 12/01/2027(2)	5,000	4,851
2.10%, 07/01/2028(2)	12,500	12,126
2.10%, 10/01/2028(2)	15,000	14,552
2.88%, 02/01/2026	5,400	5,171
3.25%, 09/01/2029	2,995	2,806
4.00%, 09/01/2030(2)	1,500	1,515
4.25%, 11/01/2039(2)	7,575	7,668
4.50%, 01/15/2048(3)	2,000	1,862
5.00%, 07/01/2049(3)	2,800	2,532
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	886
4.00%, 07/01/2032	900	918
4.00%, 07/01/2035	505	507
5.00%, 05/01/2028	1,535	1,697
5.00%, 01/01/2032	235	250
5.00%, 10/01/2032	1,000	1,091
5.00%, 01/01/2033	285	301
5.00%, 05/01/2033	995	1,089
5.00%, 01/01/2034	360	379
5.00%, 01/15/2034	600	625
5.00%, 01/15/2040	830	854
5.25%, 01/01/2035	375	402
5.25%, 01/01/2036	500	534
5.25%, 01/01/2037	420	447
Ohio Housing Finance Agency
4.50%, 03/01/2050	195	200
Ohio State University
4.00%, 12/01/2039	7,350	7,397
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,226
5.00%, 02/15/2051	795	876
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485	427
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	1,019
5.75%, 12/01/2032	445	448
6.00%, 12/01/2042	550	553
State of Ohio
4.00%, 01/15/2038	2,500	2,466
4.00%, 01/15/2040	1,550	1,516
4.00%, 01/15/2041	655	636
4.00%, 01/15/2050	450	420
5.00%, 01/01/2023	430	437
5.00%, 08/01/2024	2,500	2,653
5.00%, 02/01/2028	1,295	1,466
5.00%, 03/01/2028	690	782
5.00%, 03/01/2028	860	975
5.00%, 03/15/2028	1,725	1,956
5.00%, 01/01/2030	1,170	1,299
5.00%, 01/15/2035	1,645	1,767
5.00%, 10/01/2035	1,410	1,538
5.00%, 01/15/2050	1,000	1,057
United Local School District
4.00%, 12/01/2026	165	174
4.00%, 12/01/2029	120	128
4.00%, 12/01/2030	175	186
4.00%, 12/01/2032	320	337
University of Akron
4.00%, 01/01/2027	2,780	2,916
5.00%, 01/01/2037	6,675	7,153
University of Cincinnati
5.00%, 06/01/2028	250	276
5.00%, 06/01/2029	400	439

Total Ohio		242,433

Oklahoma – 0.57%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500	517
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,575
5.00%, 09/01/2026	1,725	1,905
5.00%, 09/01/2028	1,120	1,234

Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	440	464
5.00%, 09/01/2025	300	322
5.00%, 09/01/2026	375	409
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,696
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	544
5.00%, 12/01/2025	545	586
5.00%, 12/01/2026	820	894
Grady County School Finance Authority
5.00%, 09/01/2028	375	423
5.00%, 09/01/2030	1,235	1,386
Grand River Dam Authority
5.00%, 06/01/2023	1,000	1,030
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	2,057
Norman Regional Hospital Authority
4.00%, 09/01/2045	1,750	1,547
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,178
5.00%, 07/01/2026	2,195	2,369
5.00%, 07/01/2030	1,350	1,460
5.00%, 07/01/2032	2,960	3,170
5.00%, 07/01/2035	3,240	3,424
5.00%, 07/01/2043	1,065	1,108
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900	1,615
5.70%, 04/01/2025(5)	335	285
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,147
Oklahoma Development Finance Authority
4.00%, 12/01/2022	530	535
4.00%, 06/01/2023	1,305	1,330
5.00%, 08/01/2023	515	524
5.00%, 08/01/2026	75	78
5.00%, 08/01/2030	1,010	1,040
5.25%, 08/15/2048	2,500	2,250
5.50%, 08/15/2052	830	775
5.50%, 08/15/2057	1,780	1,615
Oklahoma State University
5.00%, 09/01/2031	1,500	1,714
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	747
5.00%, 01/01/2026	2,500	2,720
5.00%, 01/01/2027	3,000	3,318
5.00%, 01/01/2028	2,905	3,253
Oklahoma Water Resources Board
4.00%, 04/01/2035	1,750	1,821
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,200
5.00%, 06/01/2033	1,240	1,314
Tulsa County Industrial Authority
5.00%, 11/15/2023	230	234
5.00%, 11/15/2029	400	414
5.25%, 11/15/2037	1,000	1,032
5.25%, 11/15/2045	1,500	1,530

Total Oklahoma		61,789

Oregon – 0.58%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	312
County of Yamhill OR
4.00%, 12/01/2030	950	980
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525	1,703
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	210
5.00%, 09/01/2032	270	282
5.00%, 09/01/2046	1,000	1,026
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,218
Oregon State Facilities Authority
5.00%, 06/01/2030	7,775	8,677
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,715
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,670
5.00%, 07/01/2027	1,000	1,089
5.00%, 07/01/2027	2,000	2,178
5.00%, 07/01/2028	2,000	2,188
5.00%, 07/01/2028	2,190	2,396
5.00%, 07/01/2029	750	840
5.00%, 07/01/2031	1,000	1,055
5.00%, 07/01/2032	1,000	1,029
5.00%, 07/01/2033	3,485	3,577
5.00%, 07/01/2045	2,420	2,564

Salem Hospital Facility Authority
4.00%, 05/15/2040	1,000	890
4.00%, 05/15/2041	1,875	1,797
4.00%, 05/15/2047	475	404
4.00%, 05/15/2057	1,500	1,205
Salem-Keizer School District No 24J
4.00%, 06/15/2037	3,000	3,085
State of Oregon
4.00%, 05/01/2039	2,000	2,022
4.00%, 05/01/2040	1,000	1,007
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,165	1,164
4.00%, 07/01/2051	2,790	2,830
Yamhill County Hospital Authority
1.75%, 11/15/2026	2,000	1,853
2.13%, 11/15/2027	1,000	897
2.50%, 11/15/2028	1,000	895
5.00%, 11/15/2046	1,540	1,314
5.00%, 11/15/2051	1,005	865
5.00%, 11/15/2051	1,100	920
5.00%, 11/15/2056	1,940	1,594

Total Oregon		62,451

Other Territory – 0.03%
Tender Option Bond Trust Receipts/Certificates
1.16%, 12/01/2061(2)(3)	3,300	3,300

Total Other Territory		3,300

Pennsylvania – 4.13%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	942
5.00%, 01/01/2056	13,570	14,123
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	302
4.00%, 03/01/2033	300	300
4.00%, 03/01/2035	345	341
4.00%, 03/01/2041	2,615	2,510
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,518
5.00%, 07/15/2034	5,100	5,553
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	1,020	842
4.00%, 12/01/2041	1,720	1,293
4.25%, 12/01/2050	1,915	1,377
Allentown City School District
5.00%, 02/01/2031	500	567
5.00%, 02/01/2033	470	532
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(3)	1,250	1,288
5.00%, 05/01/2032(3)	2,025	2,055
5.00%, 05/01/2036	850	909
5.00%, 05/01/2042(3)	1,750	1,750
5.00%, 05/01/2042	3,875	4,053
5.00%, 05/01/2042(3)	4,345	4,345
6.00%, 05/01/2042(3)	450	469
Bucks County Industrial Development Authority
5.00%, 07/01/2025	375	393
5.00%, 07/01/2026	475	502
5.00%, 07/01/2027	475	504
5.00%, 07/01/2028	925	982
5.00%, 07/01/2029	500	531
5.00%, 07/01/2030	675	716
5.00%, 07/01/2033	640	662
5.00%, 07/01/2034	1,580	1,624
5.00%, 07/01/2035	435	445
5.00%, 07/01/2036	665	676
5.00%, 07/01/2037	1,410	1,425
5.00%, 07/01/2038	1,460	1,466
5.00%, 07/01/2039	1,510	1,507
Capital Region Water Revenue
5.00%, 07/15/2023	1,750	1,805
5.00%, 07/15/2025	1,000	1,077
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	453
5.00%, 07/15/2028	350	393
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175	174
5.00%, 03/01/2038(3)	425	420
5.13%, 03/01/2048(3)	1,045	1,008
Chichester School District
4.00%, 09/15/2028	750	796
4.00%, 09/15/2029	900	955
4.00%, 09/15/2030	1,000	1,057
City of Oil City PA
4.00%, 12/01/2030	225	240
4.00%, 12/01/2032	185	193
4.00%, 12/01/2038	325	329
City of Philadelphia PA
5.00%, 08/01/2023	4,000	4,138
5.00%, 07/15/2026	2,475	2,593
5.00%, 08/01/2027	1,500	1,673

5.00%, 08/01/2028	6,000	6,471
5.00%, 02/01/2029	3,175	3,563
5.00%, 08/01/2031	500	570
5.00%, 08/01/2031	8,000	8,728
5.00%, 08/01/2033	2,000	2,156
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2026	1,155	1,260
5.00%, 07/01/2027	1,520	1,678
5.00%, 07/01/2029	230	253
5.00%, 07/01/2030	1,000	1,068
5.00%, 07/01/2031	2,000	2,124
5.00%, 07/01/2032	1,745	1,845
5.00%, 07/01/2033	1,000	1,053
5.00%, 07/01/2047	1,060	1,090
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,275
5.00%, 11/01/2027	1,540	1,703
5.00%, 11/01/2032	1,000	1,099
City of Reading PA
5.00%, 11/01/2027	2,330	2,580
Coatesville School District
5.00%, 08/01/2025	875	944
Commonwealth Financing Authority
5.00%, 06/01/2023	750	770
5.00%, 06/01/2027	750	831
5.00%, 06/01/2027	1,500	1,637
5.00%, 06/01/2027	2,165	2,400
5.00%, 06/01/2028	2,555	2,811
5.00%, 06/01/2030	1,750	1,990
5.00%, 06/01/2031	1,255	1,412
Commonwealth of Pennsylvania
4.00%, 04/01/2033	20,000	20,093
5.00%, 02/01/2023	895	913
5.00%, 01/01/2024	5,800	6,072
5.00%, 01/01/2027	2,095	2,330
County of Lancaster PA
4.00%, 11/01/2029	625	667
4.00%, 11/01/2030	560	592
County of Lehigh PA
4.00%, 07/01/2039	1,955	1,901
County of Luzerne PA
5.00%, 12/15/2029	750	836
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	219
4.00%, 01/01/2033	545	540
4.00%, 01/01/2033	745	778
4.50%, 01/01/2040(3)	3,500	3,099
Dauphin County General Authority
5.00%, 06/01/2035	1,000	1,036
Deer Creek Drainage Basin Authority
4.00%, 12/01/2033	575	597
4.00%, 12/01/2035	375	387
5.00%, 12/01/2028	275	308
Delaware County Authority
5.00%, 08/01/2030	1,150	1,231
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,184
Deutsche Bank Spears/Lifers Trust
1.31%, 02/01/2043(2)(3)(4)	8,600	8,600
Doylestown Hospital Authority
4.00%, 07/01/2045	750	587
5.00%, 07/01/2046	3,700	3,453
5.00%, 07/01/2049	3,620	3,348
Easton Area School District
5.00%, 04/01/2029	1,000	1,091
5.00%, 04/01/2030	2,805	3,058
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500	442
Geisinger Authority
5.00%, 04/01/2035	3,000	3,247
5.00%, 02/15/2039	1,500	1,579
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,110
5.00%, 06/01/2044	1,085	1,144
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2023	325	333
5.00%, 07/01/2030	780	826
5.00%, 07/01/2034	2,000	2,083
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	809
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,126
Lancaster County Hospital Authority
5.00%, 07/01/2023	775	780
5.00%, 07/01/2031	560	553
5.00%, 07/01/2032	560	550
5.00%, 12/01/2032	250	239

5.00%, 12/01/2037	820	758
5.00%, 11/01/2039	550	586
5.00%, 11/01/2040	500	532
5.00%, 11/01/2041	1,000	1,063
5.00%, 07/01/2045	1,970	1,900
5.00%, 12/01/2047	2,010	1,735
5.00%, 11/01/2051	2,600	2,729
Lancaster Industrial Development Authority
4.00%, 07/01/2031	165	154
4.00%, 07/01/2037	130	115
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	402
4.00%, 03/01/2039	320	281
4.00%, 03/01/2040	500	435
4.00%, 03/01/2046	750	618
4.00%, 03/01/2051	800	639
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(2)	1,025	1,024
1.80%, 09/01/2029(2)	1,925	1,924
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000	1,083
Manheim Central School District
4.00%, 05/01/2038	850	855
4.00%, 05/01/2039	550	553
4.00%, 05/01/2040	500	503
4.00%, 05/01/2041	200	201
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460	476
5.00%, 10/01/2023	50	51
5.00%, 09/01/2024	410	431
5.00%, 10/01/2028	1,000	1,024
5.00%, 09/01/2032	1,000	1,071
5.00%, 09/01/2033	305	326
5.00%, 10/01/2036	1,320	1,329
5.00%, 10/01/2040	1,595	1,599
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500	2,677
5.25%, 01/01/2040	1,510	1,516
5.38%, 01/01/2050	500	501
North Allegheny School District
4.00%, 05/01/2035	1,000	1,024
4.00%, 05/01/2036	705	715
Northampton County General Purpose Authority
1.78% (1 Month LIBOR USD + 1.04%), 08/15/2048(1)	1,625	1,632
5.00%, 08/15/2036	455	472
Pennsylvania Economic Development Financing Authority
0.40%, 10/01/2023	7,500	7,286
1.25%, 12/01/2030(2)	13,260	13,260
1.31% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(1)	3,085	2,979
1.75%, 08/01/2038(2)	10,000	9,582
3.25%, 08/01/2039(3)	625	489
4.00%, 04/15/2037	1,000	978
4.00%, 11/15/2042	7,500	7,130
5.00%, 04/15/2026	2,500	2,685
5.00%, 04/15/2027	4,600	5,006
5.00%, 04/15/2031	2,095	2,322
5.00%, 12/31/2034	1,000	1,022
9.00%, 04/01/2051(2)(3)	3,030	3,471
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005	3,171
5.00%, 06/15/2025	1,855	1,995
5.00%, 08/15/2029	1,600	1,766
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	14,900	14,350
3.00%, 10/01/2052	8,600	8,195
3.50%, 04/01/2051	705	708
Pennsylvania Turnpike Commission
4.00%, 12/01/2036	905	894
4.00%, 12/01/2037	1,000	985
4.00%, 12/01/2038	360	360
4.00%, 12/01/2038	625	612
4.00%, 12/01/2039	4,000	3,986
4.00%, 12/01/2045	2,000	1,872
4.00%, 12/01/2046	2,000	1,867
4.00%, 12/01/2051	3,995	3,797
5.00%, 06/01/2028	2,085	2,250
5.00%, 06/01/2032	2,000	2,146
5.00%, 06/01/2033	3,155	3,377
5.00%, 12/01/2034	1,240	1,349
5.00%, 12/01/2037	450	503
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	675	650
4.00%, 06/01/2041	750	635
4.00%, 06/01/2051	800	628
4.00%, 06/01/2056	850	645
5.00%, 07/01/2031	205	196
5.00%, 07/01/2032	600	570

5.00%, 07/01/2037	150	138
5.00%, 06/15/2039	500	501
5.00%, 06/15/2040(3)	900	889
5.00%, 08/01/2040	620	630
5.00%, 06/15/2050	1,375	1,327
5.00%, 06/15/2050(3)	1,700	1,617
5.00%, 08/01/2050	1,050	1,053
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,013
5.00%, 08/01/2022	750	752
5.00%, 08/01/2024	425	448
5.00%, 08/01/2024	500	528
5.00%, 08/01/2025	450	483
5.00%, 08/01/2027	750	828
5.00%, 08/01/2028	625	695
5.00%, 08/01/2029	1,000	1,119
5.00%, 08/01/2031	1,755	2,004
5.00%, 08/01/2032	1,000	1,136
5.00%, 08/01/2033	1,250	1,411
5.00%, 08/01/2034	1,410	1,588
5.00%, 08/01/2035	1,000	1,124
5.00%, 08/01/2036	1,690	1,896
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,846
Pittsburgh Water & Sewer Authority
1.56% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(1)	15,000	15,007
5.00%, 09/01/2038	1,000	1,114
Reading School District
5.00%, 03/01/2035	1,100	1,197
5.00%, 03/01/2036	1,250	1,356
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335	1,364
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,778
5.00%, 09/01/2029	1,500	1,688
5.00%, 09/01/2030	15	17
5.00%, 09/01/2030	3,985	4,356
5.00%, 09/01/2031	1,000	1,091
5.00%, 09/01/2031	1,200	1,321
5.00%, 09/01/2032	1,200	1,312
5.00%, 09/01/2032	2,200	2,425
5.00%, 09/01/2033	960	1,087
5.00%, 09/01/2033	1,500	1,646
Scranton School District
5.00%, 06/01/2033	530	588
5.00%, 06/01/2035	515	570
South Wayne County Water & Sewer Authority
4.00%, 02/15/2036	600	614
St Mary Hospital Authority
5.00%, 11/15/2022	1,900	1,923
State Public School Building Authority
4.00%, 06/15/2033	685	713
4.00%, 06/15/2034	700	727
5.00%, 12/01/2024	625	663
5.00%, 12/01/2024	625	667
5.00%, 06/15/2025	3,000	3,197
5.00%, 12/01/2025	425	453
5.00%, 12/01/2025	1,145	1,222
5.00%, 06/01/2026	180	193
5.00%, 12/01/2026	605	645
5.00%, 12/01/2026	645	686
5.00%, 06/01/2029	665	752
5.00%, 12/01/2032	725	805
5.00%, 12/01/2032	2,335	2,537
5.25%, 09/15/2030	995	1,110
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000	1,030
5.00%, 01/01/2038	4,125	4,226
Tender Option Bond Trust Receipts/Certificates
1.16%, 12/01/2060(2)(3)	4,800	4,800
Trinity Area School District
4.00%, 11/01/2043	2,375	2,381
Upper Darby School District
4.00%, 04/01/2041	250	252
4.00%, 04/01/2042	330	333
Upper Merion Area School District
3.00%, 01/15/2040	250	222
5.00%, 01/15/2030	600	657
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,098
York County School of Technology Authority
5.00%, 02/15/2023	1,200	1,224
5.00%, 02/15/2028	400	422

Total Pennsylvania		447,004

Puerto Rico – 2.72%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	2,289	2,094
0.00%, 07/01/2033	2,886	1,621
0.00%, 11/01/2043(2)	11,163	5,554
4.00%, 07/01/2033	3,948	3,617
4.00%, 07/01/2035	3,111	2,786
4.00%, 07/01/2037	2,880	2,548
4.00%, 07/01/2041	2,352	2,035
4.00%, 07/01/2046	2,446	2,052
5.25%, 07/01/2023	2,505	2,550
5.38%, 07/01/2025	15,673	16,273
5.63%, 07/01/2027	18,901	20,106
5.63%, 07/01/2029	7,041	7,560
5.75%, 07/01/2031	5,846	6,384
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(3)	2,900	2,549
4.00%, 07/01/2042(3)	3,460	3,042
4.00%, 07/01/2042(3)	4,450	3,912
4.00%, 07/01/2047(3)	1,025	876
4.00%, 07/01/2047(3)	1,250	1,068
5.00%, 07/01/2022(3)	305	305
5.00%, 07/01/2027(3)	1,070	1,111
5.00%, 07/01/2029(3)	1,360	1,414
5.00%, 07/01/2029(3)	3,150	3,276
5.00%, 07/01/2030(3)	7,420	7,722
5.00%, 07/01/2033(3)	5,845	5,976
5.00%, 07/01/2035(3)	3,000	3,043
5.00%, 07/01/2037(3)	1,050	1,065
5.00%, 07/01/2037(3)	5,655	5,737
5.00%, 07/01/2037(3)	7,750	7,872
5.00%, 07/01/2047(3)	8,000	8,031
6.13%, 07/01/2024	180	184
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(5)	20	16
5.00%, 07/01/2024(5)	415	352
5.00%, 07/01/2025(5)	25	21
5.00%, 07/01/2026(5)	60	51
5.00%, 07/01/2027(5)	15	13
5.00%, 07/01/2027(5)	25	21
5.00%, 07/01/2028(5)	30	25
5.00%, 07/01/2028(5)	50	42
5.00%, 07/01/2032(5)	500	424
5.00%, 07/01/2037(5)	2,300	1,949
5.05%, 07/01/2042(5)	120	102
5.25%, 07/01/2023(5)	3,495	2,962
5.25%, 07/01/2024(5)	110	93
5.25%, 07/01/2026(5)	635	538
5.25%, 07/01/2027(5)	200	169
5.25%, 07/01/2027(5)	210	178
5.25%, 07/01/2027(5)	315	267
5.25%, 07/01/2028(5)	60	51
5.25%, 07/01/2033(5)	95	81
5.25%, 07/01/2040(5)	3,075	2,606
5.25%, 07/01/2050(5)	270	229
5.50%, 07/01/2038(5)	4,000	3,405
5.75%, 07/01/2036(5)	1,300	1,111
6.75%, 07/01/2036(5)	1,560	1,373
7.25%, 07/01/2030(5)	265	235
Puerto Rico Housing Finance Authority
5.00%, 12/01/2022	5,735	5,809
5.00%, 12/01/2023	4,300	4,463
5.00%, 12/01/2024	9,270	9,796

Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	220
5.00%, 07/01/2030	285	315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	2,149	1,998
0.00%, 07/01/2024	5,955	5,537
0.00%, 07/01/2027	407	337
0.00%, 07/01/2027	2,061	1,706
0.00%, 07/01/2029	2,569	1,936
0.00%, 07/01/2031	5,167	3,499
0.00%, 07/01/2033	12,567	7,558
0.00%, 07/01/2046	32,706	8,796
0.00%, 07/01/2051	6,000	1,193
4.33%, 07/01/2040	6,839	6,422
4.33%, 07/01/2040	34,910	32,783
4.50%, 07/01/2034	2,582	2,593
4.55%, 07/01/2040	3,500	3,371
4.75%, 07/01/2053	8,294	7,969
4.78%, 07/01/2058	13,131	12,542
5.00%, 07/01/2058	27,485	27,017

Total Puerto Rico		294,537

Rhode Island – 0.30%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,791
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,233

Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750	1,816
4.00%, 09/15/2042	5,000	4,872
5.00%, 09/01/2031	710	741
5.00%, 09/01/2036	100	103
5.00%, 05/15/2039	700	719
Rhode Island Housing & Mortgage Finance Corp.
3.00%, 10/01/2051	3,575	3,476
3.50%, 10/01/2050	1,015	1,015
4.00%, 10/01/2049	435	441
5.00%, 10/01/2026	395	436
5.00%, 04/01/2027	215	239
5.00%, 10/01/2027	250	280
5.00%, 10/01/2027	520	569
5.00%, 04/01/2028	480	526
5.00%, 10/01/2028	275	311
5.00%, 10/01/2029	285	322
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	244
5.00%, 12/01/2024	600	635
5.00%, 12/01/2025	500	539
5.00%, 12/01/2025	1,000	1,070
5.00%, 12/01/2026	750	820
5.00%, 12/01/2026	1,000	1,087
5.00%, 12/01/2027	800	878
5.00%, 12/01/2027	1,000	1,104
5.00%, 12/01/2028	1,150	1,275
5.00%, 12/01/2029	675	754
5.00%, 12/01/2030	600	674
State of Rhode Island
4.00%, 04/01/2034	2,000	2,095
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,496

Total Rhode Island		32,561

South Carolina – 0.87%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,518
Connector 2000 Association, Inc.
0.00%, 01/01/2032(4)	1,007	311
0.00%, 01/01/2032	4,761	2,515
0.00%, 01/01/2042	5,258	1,315
0.00%, 07/22/2051	22,772	2,601
County of Richland SC
5.00%, 03/01/2025	2,900	3,121
Lancaster County School District
5.00%, 03/01/2023	445	455
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250	253
5.00%, 11/01/2023	300	312
5.00%, 11/01/2024	780	827
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(2)	34,175	34,800
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	4,005
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060	1,105
South Carolina Jobs-Economic Development Authority
5.00%, 04/01/2031	510	559
5.00%, 05/01/2037	500	463
5.00%, 05/01/2042	500	445
5.00%, 11/15/2042	585	541
5.00%, 05/01/2043	4,675	4,856
5.00%, 04/01/2047	2,000	1,815
5.00%, 04/01/2052	1,750	1,564
5.00%, 11/15/2054	1,000	878
6.00%, 02/01/2035(3)(5)	525	210
6.25%, 02/01/2045(3)(5)	995	398
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	2,090
5.00%, 07/01/2027	3,120	3,390
5.00%, 07/01/2028	1,100	1,200
South Carolina Public Service Authority
4.00%, 12/01/2036	3,500	3,459
5.00%, 12/01/2032	1,500	1,575
5.00%, 12/01/2032	5,345	5,830
5.00%, 12/01/2035	1,500	1,558
5.00%, 12/01/2041	3,000	3,095
5.75%, 12/01/2043	2,000	2,106
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	715	726
4.00%, 07/01/2050	700	710
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	331
Tender Option Bond Trust Receipts/Certificates
1.06%, 06/01/2029(2)(3)	935	935
1.06%, 12/01/2042(2)(3)	1,400	1,400

Total South Carolina		94,272

South Dakota – 0.17%
City of Sioux Falls SD
5.00%, 11/01/2042	750	693
County of Lawrence SD
4.00%, 12/01/2036	730	760
4.00%, 12/01/2038	810	822
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,719
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	373
5.00%, 09/01/2025	880	938
5.00%, 09/01/2026	2,000	2,161
5.00%, 11/01/2029	800	840
5.00%, 11/01/2030	1,000	1,046
5.00%, 07/01/2033(2)	2,630	2,753
5.00%, 11/01/2045	1,500	1,533
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,150	1,127
4.00%, 11/01/2047	3,860	3,914

Total South Dakota		18,679

Tennessee – 1.12%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240	897
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2022	325	326
5.00%, 10/01/2030	500	509
5.00%, 10/01/2032	1,215	1,233
5.00%, 10/01/2035	2,260	2,287
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850	1,895
5.00%, 07/01/2035	1,275	1,342
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000	2,007
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825	1,865
5.00%, 04/01/2024	1,000	1,042
5.00%, 04/01/2027	1,740	1,867
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	540	465
5.50%, 07/01/2037	1,600	1,221
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 05/01/2024	495	518
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2031	1,100	1,192
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	945	956
5.13%, 06/01/2036(3)	3,290	3,354
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	566
0.00%, 04/01/2030	750	679
0.00%, 04/01/2031	650	588
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590	1,391
Tender Option Bond Trust Receipts/Certificates
1.16%, 12/01/2060(2)(3)	4,500	4,500
Tennergy Corp.
4.00%, 12/01/2051(2)	28,625	28,784
5.00%, 02/01/2050(2)	9,320	9,721
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(2)	7,135	7,223
4.00%, 11/01/2049(2)	7,070	7,179
5.00%, 02/01/2027	2,725	2,884
Tennessee Housing Development Agency
3.00%, 01/01/2052	1,735	1,689
3.75%, 07/01/2052	2,400	2,408
5.00%, 01/01/2053	3,215	3,405
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	27,276

Total Tennessee		121,269

Texas – 8.24%
Alamo Community College District
4.00%, 02/15/2023	1,000	1,015
Arlington Higher Education Finance Corp.
4.00%, 08/15/2031	435	458
4.00%, 08/15/2038	4,410	4,421
4.00%, 08/15/2039	4,925	4,926
4.00%, 08/15/2040	5,130	5,111
4.00%, 08/15/2041	5,400	5,360
4.00%, 08/15/2042	3,000	2,964
5.00%, 08/15/2022	55	55
5.00%, 08/15/2023	55	56
Arlington Independent School District
4.00%, 02/15/2039	1,500	1,536
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	456
5.00%, 08/01/2028	310	345
5.00%, 08/01/2031	300	330
5.00%, 08/01/2031	580	639

Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250	251
5.00%, 01/01/2025	150	152
5.00%, 01/01/2027	400	405
5.00%, 01/01/2028	540	545
5.00%, 01/01/2028	1,570	1,642
5.00%, 01/01/2029	475	476
5.00%, 01/01/2029	1,045	1,088
5.00%, 01/01/2030	720	719
5.00%, 01/01/2032	1,700	1,754
5.00%, 01/01/2034	1,000	973
Austin Independent School District
4.00%, 08/01/2032	2,835	3,051
4.00%, 08/01/2033	3,160	3,369
4.00%, 08/01/2034	3,620	3,826
4.00%, 08/01/2035	2,465	2,581
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425	1,462
5.00%, 10/01/2025	1,780	1,873
5.00%, 10/01/2026	1,400	1,487
5.00%, 10/01/2028	1,925	2,045
5.00%, 10/01/2030	2,175	2,287
5.00%, 10/01/2033	2,000	2,081
5.00%, 10/01/2034	2,000	2,078
5.00%, 10/01/2036	1,000	1,036
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,615
Baytown Area Water Authority
5.00%, 05/01/2023	1,000	1,025
5.00%, 05/01/2024	1,000	1,050
5.00%, 05/01/2025	1,000	1,069
Birdville Independent School District
5.00%, 02/15/2026	725	794
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290	289
5.25%, 12/01/2035	525	537
Board of Regents of the University of Texas System
4.00%, 08/15/2036	10,785	10,870
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	964
4.00%, 01/01/2033	1,000	982
4.00%, 01/01/2036	500	492
4.00%, 01/01/2037	620	606
5.00%, 01/01/2024	175	180
5.00%, 01/01/2025	225	237
5.00%, 01/01/2025	3,795	3,958
5.00%, 01/01/2028	300	318
5.00%, 01/01/2029	750	818
5.00%, 01/01/2031	500	547
5.00%, 01/01/2031	600	656
5.00%, 01/01/2032	500	544
5.00%, 01/01/2034	1,475	1,596
5.00%, 01/01/2035	600	650
5.00%, 01/01/2036	600	648
5.00%, 01/01/2037	605	651
5.00%, 01/01/2038	400	429
5.00%, 01/01/2039	500	535
Central Texas Turnpike System
5.00%, 08/15/2037	2,500	2,553
5.00%, 08/15/2042	1,400	1,424
City of Arlington TX
5.00%, 08/15/2031	265	285
5.00%, 08/15/2033	290	308
5.00%, 08/15/2035	320	338
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,250	1,220
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,237
5.00%, 11/15/2028	1,000	1,045
5.25%, 11/15/2047	1,825	1,970
City of Crandall TX
3.38%, 09/15/2026(3)	50	46
4.00%, 09/15/2031(3)	100	89
City of Dallas TX
5.00%, 02/15/2024	1,055	1,106
5.00%, 02/15/2027	8,125	9,031
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,158
4.00%, 08/15/2030	1,040	1,082
4.00%, 08/15/2032	1,000	1,033
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530	575
5.00%, 10/01/2031	800	875
City of El Paso TX
5.00%, 08/15/2025	2,245	2,428

City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,974
5.00%, 03/01/2035	1,035	1,181
City of Elgin TX
4.00%, 07/15/2027	330	349
4.00%, 07/15/2029	350	371
4.00%, 07/15/2031	295	312
4.00%, 07/15/2031	385	408
4.00%, 07/15/2033	240	250
4.00%, 07/15/2033	415	432
4.00%, 07/15/2034	175	180
4.00%, 07/15/2037	280	280
4.00%, 07/15/2039	270	262
4.00%, 07/15/2040	315	297
City of Fort Worth TX
5.00%, 03/01/2023	1,125	1,149
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	775
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	750	845
5.00%, 08/15/2032	1,250	1,418
5.00%, 08/15/2034	1,300	1,464
City of Houston TX
5.00%, 03/01/2023	1,975	2,019
5.00%, 03/01/2025	750	805
5.00%, 03/01/2029	1,000	1,104
City of Houston TX Airport System Revenue
4.00%, 07/01/2035	2,100	2,073
4.00%, 07/01/2036	2,500	2,467
4.00%, 07/01/2041	1,950	1,661
4.75%, 07/01/2024	1,400	1,402
5.00%, 07/01/2027	1,625	1,648
5.00%, 07/01/2027	3,000	3,312
5.00%, 07/15/2027	2,325	2,358
5.00%, 07/01/2029	1,000	1,088
5.00%, 07/01/2031	1,750	1,884
5.00%, 07/01/2032	1,750	1,874
5.00%, 07/01/2033	1,770	1,935
5.00%, 07/01/2034	1,750	1,902
5.00%, 07/15/2035	800	786
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2028	5,000	4,156
4.00%, 11/15/2035	300	308
4.00%, 11/15/2036	300	307
5.00%, 11/15/2022	200	203
5.00%, 11/15/2023	225	235
5.00%, 05/15/2028	410	431
5.00%, 11/15/2033	400	431
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,271
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	3,020
4.00%, 04/15/2039	2,500	2,510
City of Midland TX
4.00%, 03/01/2044	1,250	1,250
City of Mission TX
5.00%, 02/15/2027	230	253
5.00%, 02/15/2027	335	369
5.00%, 02/15/2029	125	140
City of Pearland TX
5.00%, 03/01/2024	650	682
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,182
5.00%, 07/01/2028	1,750	1,918
5.00%, 07/01/2030	1,000	1,092
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(2)	22,440	20,741
1.75%, 02/01/2049(2)	4,000	3,868
2.00%, 02/01/2049(2)	15,940	15,099
5.00%, 02/01/2030	1,000	1,099
5.00%, 02/01/2037	800	893
5.00%, 02/01/2038	1,530	1,701
5.00%, 02/01/2039	1,700	1,884
5.00%, 02/01/2040	1,465	1,617
5.00%, 02/01/2041	570	628
City of Temple TX
4.00%, 08/01/2031	225	236
4.00%, 08/01/2033	200	207
4.00%, 08/01/2034	240	248
4.00%, 08/01/2035	215	222
4.00%, 08/01/2039	220	224
4.00%, 08/01/2041	170	172
City of Waco TX
5.00%, 02/01/2025	1,710	1,789
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	354
3.00%, 08/15/2033	260	245

3.00%, 08/15/2034	655	612
3.00%, 08/15/2035	680	626
3.00%, 08/15/2036	330	301
3.00%, 08/15/2037	730	657
3.00%, 08/15/2038	380	337
3.00%, 08/15/2039	780	684
3.00%, 08/15/2040	935	806
3.00%, 08/15/2041	965	819
4.00%, 08/15/2034	400	425
4.00%, 08/15/2036	350	370
4.00%, 08/15/2037	500	527
4.00%, 08/15/2038	600	629
5.00%, 08/15/2025	460	495
5.00%, 08/15/2030	170	194
5.00%, 08/15/2031	100	115
6.13%, 08/15/2048	4,750	4,840
Conroe Local Government Corp.
5.00%, 10/01/2033	200	225
5.00%, 10/01/2034	200	224
5.00%, 10/01/2035	135	151
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,431
4.00%, 08/15/2036	2,580	2,700
5.00%, 08/15/2033	2,985	3,339
County of Comal TX
4.00%, 02/01/2023	1,000	1,014
County of El Paso TX
5.00%, 02/15/2029	1,500	1,670
5.00%, 02/15/2031	1,280	1,371
County of Harris TX
5.00%, 10/01/2027	5,000	5,643
County of Tarrant TX
5.00%, 07/15/2037	945	1,071
5.00%, 07/15/2038	2,500	2,825
Cypress-Fairbanks Independent School District
1.25%, 02/15/2036(2)	390	390
1.25%, 02/15/2036(2)	1,190	1,190
5.00%, 02/15/2025	1,000	1,047
5.00%, 02/15/2025	1,205	1,292
5.00%, 02/15/2027	470	513
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	588
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125	1,177
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	1,934
4.00%, 11/01/2035	3,870	3,871
4.00%, 11/01/2045	4,215	4,079
4.00%, 11/01/2046	3,950	3,821
5.00%, 11/01/2031	2,310	2,615
5.00%, 11/01/2032	1,600	1,632
5.00%, 11/01/2044	300	302
5.25%, 11/01/2027	1,145	1,180
Dallas Independent School District
4.00%, 02/15/2023	1,250	1,269
4.00%, 02/15/2025	1,655	1,734
4.00%, 02/15/2026	1,000	1,059
Decatur Hospital Authority
5.00%, 09/01/2030	555	607
5.00%, 09/01/2032	1,110	1,195
Denton Independent School District
0.00%, 08/15/2025	500	464
2.00%, 08/01/2044(2)	175	173
2.00%, 08/01/2044(2)	2,700	2,667
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,291
5.00%, 08/15/2029	50	51
Fort Bend Independent School District
0.72%, 08/01/2051(2)	10,340	9,497
0.88%, 08/01/2050(2)	2,820	2,685
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580	1,606
5.00%, 10/01/2031	2,630	2,910
5.00%, 10/01/2033	1,205	1,318
5.00%, 10/01/2034	1,500	1,638
5.00%, 10/01/2052(2)	9,910	10,250
Greater Texoma Utility Authority
5.00%, 10/01/2022	140	141
5.00%, 10/01/2037	1,305	1,453
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635	635
5.00%, 07/01/2042	25	25
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	2,250	2,222
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,433

Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(2)	1,630	1,603
1.39% (1 Month LIBOR USD + 0.65%), 11/15/2046(1)	1,500	1,504
3.00%, 10/01/2040	1,000	851
4.00%, 10/01/2041	500	495
5.00%, 01/01/2043	180	167
5.00%, 07/01/2049(2)	1,390	1,398
5.00%, 07/01/2049(2)	1,480	1,565
5.00%, 07/01/2049(2)	5,000	5,455
5.00%, 10/01/2051(2)	14,500	16,401
Harris County Flood Control District
4.00%, 10/01/2036	480	502
4.00%, 10/01/2037	4,400	4,576
5.00%, 10/01/2031	3,145	3,636
Harris County Municipal Utility District No 82
4.00%, 10/01/2023	750	770
Hays Consolidated Independent School District
2.70%, 08/15/2042(2)	240	240
2.70%, 08/15/2042(2)	930	931
2.70%, 08/15/2042(2)	1,730	1,732
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	868
Houston Independent School District
4.00%, 06/01/2029(2)	1,200	1,222
4.00%, 06/01/2039(2)	4,415	4,494
5.00%, 02/15/2030	1,000	1,089
Irving Hospital Authority
5.00%, 10/15/2035	625	648
Keller Independent School District
4.00%, 08/15/2038	10,000	10,169
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	275
4.00%, 09/01/2035	250	239
5.00%, 09/01/2026	230	243
5.00%, 09/01/2030	250	268
Lewisville Independent School District
4.00%, 08/15/2036	1,600	1,669
Love Field Airport Modernization Corp.
4.00%, 11/01/2038	1,000	965
5.00%, 11/01/2028	1,250	1,261
5.00%, 11/01/2030	1,080	1,130
5.00%, 11/01/2035	1,000	1,050
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,276
5.00%, 05/15/2026	1,000	1,092
5.00%, 05/15/2036	1,425	1,563
5.00%, 05/15/2038	3,480	3,816
5.00%, 05/15/2040	5,250	5,727
5.00%, 05/15/2051	5,000	5,313
Mesquite Independent School District
4.00%, 08/15/2039	1,000	1,031
Midlothian Independent School District
2.00%, 08/01/2051(2)	1,065	1,051
Mission Economic Development Corp.
4.63%, 10/01/2031(3)	3,955	4,019
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50	51
5.00%, 09/15/2033	270	277
5.00%, 09/15/2034	55	56
5.00%, 09/15/2035	1,145	1,171
5.00%, 09/15/2036	75	77
5.00%, 09/15/2037	1,245	1,271
5.00%, 09/15/2038	125	127
5.00%, 09/15/2043	380	385
5.00%, 09/15/2048	1,070	1,081
Needville Independent School District
5.00%, 08/15/2025	1,175	1,272
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2026(3)	665	653
4.00%, 08/15/2028(3)	535	518
4.00%, 08/15/2031(3)	725	680
4.25%, 10/01/2026	2,000	2,000
5.00%, 08/15/2024	730	773
5.00%, 08/15/2026	200	220
5.00%, 08/15/2027	375	420
5.00%, 04/01/2029	1,000	1,004
5.00%, 08/15/2030	3,500	3,839
5.00%, 04/01/2031	335	367
5.00%, 10/01/2031	160	155
5.00%, 11/01/2031	1,750	1,812
5.00%, 04/01/2034	475	499
5.00%, 10/01/2034	185	176
5.00%, 07/01/2035	2,100	1,785
5.00%, 04/01/2036	820	898
5.00%, 04/01/2037	1,310	1,459
5.00%, 10/01/2039	250	230
5.00%, 07/01/2040	4,000	3,773
5.00%, 11/01/2040	1,100	1,126

5.00%, 07/01/2047	1,075	914
5.00%, 04/01/2048	1,250	1,368
5.00%, 07/01/2058	275	285
5.25%, 10/01/2049	610	557
5.50%, 11/15/2052	250	219
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	537
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2028	1,050	1,175
5.00%, 06/01/2029	600	668
North Texas Tollway Authority
4.00%, 01/01/2033	1,000	1,034
4.00%, 01/01/2034	1,000	1,030
4.00%, 01/01/2035	1,000	1,024
4.00%, 01/01/2036	1,350	1,369
4.00%, 01/01/2037	1,650	1,656
4.00%, 01/01/2038	1,250	1,246
4.00%, 01/01/2040	1,250	1,233
5.00%, 01/01/2023	90	92
5.00%, 01/01/2023	145	147
5.00%, 01/01/2025	705	752
5.00%, 01/01/2025	860	917
5.00%, 01/01/2030	75	80
5.00%, 01/01/2030	6,250	6,445
5.00%, 01/01/2031	105	112
5.00%, 01/01/2031	500	534
5.00%, 01/01/2031	1,100	1,207
5.00%, 01/01/2031	1,900	1,957
5.00%, 01/01/2032	1,100	1,202
5.00%, 01/01/2033	500	537
5.00%, 01/01/2033	1,250	1,362
5.00%, 01/01/2033	3,150	3,289
5.00%, 01/01/2034	1,400	1,522
5.00%, 01/01/2035	1,500	1,627
5.00%, 01/01/2036	550	582
5.00%, 01/01/2039	170	179
5.00%, 01/01/2040	2,000	2,022
Northside Independent School District
0.70%, 06/01/2050(2)	24,595	23,297
1.60%, 08/01/2049(2)	14,920	14,702
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,423
Pasadena Independent School District
1.50%, 02/15/2044(2)	4,295	4,235
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235	258
Pflugerville Independent School District
2.50%, 02/15/2039(2)	1,340	1,351
Port Arthur Independent School District
4.00%, 02/15/2034	550	575
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	783
2.00%, 01/01/2027(3)	550	495
2.13%, 01/01/2028(3)	575	506
2.25%, 01/01/2029(3)	820	705
2.50%, 01/01/2030(3)	1,000	851
2.63%, 01/01/2031(3)	800	669
2.88%, 01/01/2041(3)	1,000	697
4.00%, 01/01/2050(3)	1,035	848
Port of Port Arthur Navigation District
0.95%, 04/01/2040(2)	27,485	27,485
0.95%, 04/01/2040(2)	33,090	33,090
0.97%, 04/01/2040(2)	6,165	6,165
Rockwall Independent School District
0.00%, 02/15/2024	1,005	972
San Antonio Water System
2.00%, 05/01/2044(2)	900	900
4.00%, 05/15/2039	4,500	4,479
5.00%, 05/15/2032	3,000	3,061
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	411
4.00%, 09/01/2032	400	409
4.00%, 09/01/2033	425	431
4.00%, 09/01/2034	355	360
4.00%, 09/01/2035	225	227
4.00%, 09/01/2036	700	707
State of Texas
4.00%, 10/01/2032	1,200	1,219
5.00%, 08/01/2025	2,035	2,096
5.00%, 08/01/2026	1,000	1,053
5.00%, 04/01/2027	5,000	5,483
5.00%, 04/01/2039	10,000	10,528
5.50%, 08/01/2032	1,000	1,098
Tarrant County College District
5.00%, 08/15/2038	5,000	5,609
5.00%, 08/15/2039	7,000	7,835

Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 10/01/2041	1,950	1,925
4.00%, 10/01/2042	1,285	1,269
5.00%, 11/15/2022	300	303
5.00%, 07/01/2026	1,775	1,914
5.00%, 11/15/2035(5)	1,015	406
5.00%, 11/15/2035	1,750	1,776
5.00%, 11/15/2037	4,400	4,634
5.00%, 10/01/2038	1,775	1,944
5.00%, 10/01/2039	1,650	1,803
5.00%, 11/15/2040	1,650	1,715
5.00%, 11/15/2040	1,800	1,818
5.00%, 11/15/2045(5)	1,175	470
5.00%, 11/15/2046	1,615	1,669
5.75%, 12/01/2054	531	419
Tender Option Bond Trust Receipts/Certificates
1.03%, 01/01/2029(2)(3)	400	400
1.16%, 04/01/2059(2)(3)	3,100	3,100
1.16%, 11/01/2060(2)(3)	3,400	3,400
1.16%, 01/01/2061(2)(3)	1,000	1,000
1.16%, 01/01/2061(2)(3)	2,550	2,550
1.16%, 08/01/2061(2)(3)	1,900	1,900
1.16%, 12/01/2061(2)(3)	3,500	3,500
Texas A&M University
3.00%, 05/15/2028	2,300	2,336
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,616	1,485
3.50%, 03/01/2051	6,300	6,269
3.50%, 07/01/2052	7,675	7,601
4.00%, 03/01/2050	1,505	1,527
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450	456
5.25%, 12/15/2025	3,000	3,185
6.25%, 12/15/2026	5,740	6,139
Texas Municipal Gas Acquisition & Supply Corp. II
1.90% (3 Month LIBOR USD + 0.69%), 09/15/2027(1)	36,000	35,103
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2022	1,000	1,011
5.00%, 12/15/2023	1,250	1,286
5.00%, 12/15/2028	7,000	7,435
5.00%, 12/15/2029	1,445	1,538
5.00%, 12/15/2030	6,850	7,297
5.00%, 12/15/2031	630	671
5.00%, 12/15/2032	12,400	13,215
Texas Municipal Power Agency
3.00%, 09/01/2034	785	727
3.00%, 09/01/2038	2,900	2,568
3.00%, 09/01/2040	1,800	1,559
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,415
4.00%, 12/31/2033	2,040	1,956
4.00%, 06/30/2036	1,175	1,106
5.00%, 12/31/2034	3,000	3,117
5.00%, 12/31/2050	5,410	5,438
5.00%, 12/31/2055	2,755	2,767
5.00%, 06/30/2058	1,000	990
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,597
Texas State University System
5.00%, 03/15/2029	610	670
5.00%, 03/15/2032	1,325	1,447
Texas Transportation Commission
0.65%, 10/01/2041(2)	15,145	13,966
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	619
0.00%, 08/01/2037	725	362
0.00%, 08/01/2038	800	376
0.00%, 08/01/2039	710	316
0.00%, 08/01/2040	1,500	632
5.00%, 08/01/2057	2,930	2,979
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020	5,222
Texas Water Development Board
4.00%, 10/15/2044	5,000	5,047
5.00%, 04/15/2028	1,500	1,701
5.00%, 10/15/2028	2,370	2,704
5.00%, 04/15/2029	2,000	2,294
5.00%, 10/15/2029	4,100	4,730
5.00%, 04/15/2030	2,000	2,318
5.00%, 10/15/2030	3,060	3,565
5.00%, 08/01/2041	6,000	6,788
University of Houston
5.00%, 02/15/2030	860	926
University of North Texas System
5.00%, 04/15/2032	210	244
5.00%, 04/15/2033	205	236
5.00%, 04/15/2034	280	320

5.00%, 04/15/2035	295	336
5.00%, 04/15/2036	280	318
5.00%, 04/15/2037	370	420
5.00%, 04/15/2038	425	481
5.00%, 04/15/2039	465	526
Uptown Development Authority
4.00%, 09/01/2032	425	410
5.00%, 09/01/2033	715	735
Viridian Municipal Management District
4.00%, 12/01/2029	520	530
4.00%, 12/01/2031	560	569
4.00%, 12/01/2032	580	588
4.00%, 12/01/2033	605	613
Wylie Independent School District
0.00%, 08/15/2037	600	333

Total Texas		890,403

Utah – 0.53%
Intermountain Power Agency
5.00%, 07/01/2029	1,125	1,289
5.00%, 07/01/2030	1,250	1,442
5.00%, 07/01/2037	5,175	5,882
Military Installation Development Authority
4.00%, 06/01/2041	200	163
4.00%, 06/01/2041	1,200	951
4.00%, 06/01/2052	3,500	2,544
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,066
5.00%, 07/01/2026	1,700	1,831
5.00%, 07/01/2026	3,000	3,231
5.00%, 07/01/2030	1,000	1,084
5.00%, 07/01/2042	2,500	2,594
5.00%, 07/01/2047	5,000	5,156
5.25%, 07/01/2048	3,000	3,149
State of Utah
5.00%, 07/01/2023	1,760	1,818
Tender Option Bond Trust Receipts/Certificates
1.16%, 04/01/2065(2)(3)	6,600	6,600
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(3)	3,500	2,829
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,371
4.00%, 10/15/2040	2,130	2,081
Utah Infrastructure Agency
3.00%, 10/15/2026	500	484
4.00%, 10/15/2028	350	347
4.00%, 10/15/2029	610	597
4.00%, 10/15/2031	250	237
4.00%, 10/15/2033	600	553
4.00%, 10/15/2034	1,410	1,282
4.00%, 10/15/2036	345	356
4.00%, 10/15/2036	500	442
4.00%, 10/15/2038	650	658
4.00%, 10/15/2041	800	799
4.00%, 10/15/2041	1,550	1,291
4.00%, 10/15/2044	960	959
5.00%, 10/15/2027	550	576
Utah Transit Authority
4.00%, 12/15/2031	2,880	2,989

Total Utah		57,651

Vermont – 0.07%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,061
5.00%, 10/15/2029	890	936
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,935	1,864
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	846
5.00%, 06/15/2026	100	107
5.00%, 06/15/2026	500	536
5.00%, 06/15/2027	700	745
5.00%, 06/15/2030	450	476
5.00%, 06/15/2031	500	529

Total Vermont		7,100

Virgin Islands – 0.29%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,150
5.00%, 10/01/2027	14,870	15,283
5.00%, 10/01/2028	4,145	4,261
5.00%, 10/01/2030	2,510	2,580
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000	3,014

Total Virgin Islands		31,288

Virginia – 1.89%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905	989
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700	7,957
5.00%, 07/01/2046	4,535	4,668
5.00%, 07/01/2051	1,670	1,713

City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645	1,666
County of Botetourt VA
4.75%, 07/01/2023	40	40
6.00%, 07/01/2034	1,500	1,559
County of Loudoun VA
5.00%, 12/01/2023	825	860
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290	1,345
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,683
5.00%, 05/15/2044	975	1,003
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,255	1,278
5.00%, 01/01/2033	1,320	1,343
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	513
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	10,234
5.00%, 07/01/2027	835	934
5.50%, 07/01/2057	1,275	1,472
Hanover County Economic Development Authority
4.00%, 07/01/2040(3)	2,000	1,668
4.00%, 07/01/2047(3)	2,000	1,561
5.00%, 07/01/2042	1,120	1,120
5.00%, 07/01/2047	2,080	2,080
Henrico County Economic Development Authority
5.00%, 10/01/2047	1,185	1,215
James City County Economic Development Authority
4.00%, 12/01/2023	305	305
4.00%, 12/01/2025	420	414
4.00%, 12/01/2027	445	430
4.00%, 12/01/2029	235	222
4.00%, 12/01/2035	515	447
Norfolk Airport Authority
4.00%, 07/01/2023	235	239
5.00%, 07/01/2024	325	340
5.00%, 07/01/2025	490	522
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870	3,818
5.00%, 01/01/2046	240	226
5.00%, 01/01/2049	500	466
Salem Economic Development Authority
5.00%, 04/01/2030	710	770
5.00%, 04/01/2031	400	432
5.00%, 04/01/2032	700	753
5.00%, 04/01/2033	350	375
5.00%, 04/01/2034	925	989
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	50
5.00%, 06/15/2030	150	158
5.00%, 06/15/2033	150	156
5.00%, 06/15/2034	500	520
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000	766
5.00%, 06/01/2047	9,405	9,377
Virginia College Building Authority
4.00%, 02/01/2034	2,610	2,669
5.00%, 02/01/2023	700	714
5.00%, 06/01/2023	125	128
5.00%, 09/01/2023	1,000	1,037
5.00%, 02/01/2026	1,000	1,096
5.00%, 02/01/2030	1,500	1,683
5.00%, 07/01/2030(3)	500	503
5.00%, 06/01/2031	175	187
5.00%, 02/01/2034	1,000	1,117
5.00%, 02/01/2039	18,215	20,854
5.00%, 07/01/2045(3)	500	487
5.00%, 07/01/2045(3)	3,500	3,407
5.25%, 07/01/2035(3)	1,000	1,008
5.25%, 02/01/2041	6,400	7,414
Virginia Commonwealth Transportation Board
5.00%, 09/15/2023	2,500	2,597
Virginia Port Authority
5.00%, 07/01/2023	1,000	1,030
Virginia Public Building Authority
5.00%, 08/01/2023	1,425	1,475
5.00%, 08/01/2024	2,245	2,382
Virginia Public School Authority
5.00%, 08/01/2022	2,505	2,512
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,166
4.00%, 07/01/2033	1,160	1,125
4.00%, 01/01/2034	2,500	2,419
4.00%, 07/01/2034	1,785	1,722

4.00%, 12/01/2036	500	463
4.00%, 01/01/2037	1,250	1,186
4.00%, 01/01/2039	5,270	4,931
4.00%, 01/01/2040	2,650	2,455
4.00%, 01/01/2040	5,395	5,010
4.00%, 01/01/2048	11,130	9,887
5.00%, 01/01/2026	750	799
5.00%, 01/01/2027	1,000	1,077
5.00%, 01/01/2036	2,500	2,657
5.00%, 01/01/2038	2,000	2,105
5.00%, 07/01/2038	6,250	6,578
5.00%, 12/31/2038	830	885
5.00%, 12/31/2047	4,075	4,227
5.00%, 01/01/2048(2)(3)	500	488
5.00%, 12/31/2049	3,105	3,165
5.00%, 12/31/2052	9,065	9,213
5.00%, 12/31/2056	5,965	6,052
5.50%, 01/01/2042	6,590	6,590
Wise County Industrial Development Authority
1.20%, 11/01/2040(2)	3,355	3,239
York County Economic Development Authority
1.90%, 05/01/2033(2)	600	595

Total Virginia		204,010

Washington – 2.88%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000	1,024
Auburn School District No 408 of King & Pierce Counties
4.00%, 12/01/2034	1,225	1,282
4.00%, 12/01/2036	1,140	1,190
5.00%, 12/01/2033	2,000	2,212
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960	1,047
City of Seattle WA Municipal Light & Power Revenue
1.40% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(1)	5,000	5,004
4.00%, 01/01/2032	3,385	3,558
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	730
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	502
Clark County Public Utility District No 1
5.00%, 01/01/2023	375	381
5.00%, 01/01/2023	750	763
5.00%, 01/01/2024	395	413
County of King WA Sewer Revenue
1.14% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(1)	13,060	12,791
5.00%, 01/01/2047	28,000	29,314
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	719
5.00%, 12/01/2031	925	1,039
Energy Northwest
5.00%, 07/01/2028	15,000	17,021
5.00%, 07/01/2034	6,890	7,837
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500	5,608
King County Housing Authority
3.00%, 06/01/2024	785	794
3.00%, 12/01/2024	800	810
4.00%, 06/01/2026	450	472
4.00%, 12/01/2026	430	453
4.00%, 06/01/2027	585	615
4.00%, 06/01/2027	620	654
4.00%, 12/01/2027	400	421
4.00%, 06/01/2028	1,115	1,175
4.00%, 06/01/2029	840	885
4.00%, 06/01/2030	400	419
4.00%, 06/01/2031	650	672
4.00%, 11/01/2031	1,640	1,722
4.00%, 06/01/2032	625	642
4.00%, 11/01/2032	1,705	1,785
4.00%, 06/01/2033	500	510
4.00%, 06/01/2034	525	532
4.00%, 06/01/2035	735	736
5.00%, 11/01/2027	1,000	1,110
5.00%, 11/01/2028	1,430	1,603
5.00%, 11/01/2029	750	849
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500	4,842
King County School District No 210 Federal Way
4.00%, 12/01/2035	2,000	2,090
King County School District No 412 Shoreline
4.00%, 12/01/2036	2,000	2,084
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,778
5.00%, 12/01/2036	3,205	3,555
5.00%, 12/01/2037	1,425	1,571
5.00%, 12/01/2038	865	952

Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,994
Port of Seattle WA
5.00%, 07/01/2024	595	610
5.00%, 03/01/2025	440	466
5.00%, 04/01/2029	5,050	5,573
5.00%, 04/01/2030	2,000	2,088
5.00%, 08/01/2032	11,940	13,259
5.00%, 04/01/2034	1,000	1,043
5.00%, 01/01/2037	3,500	3,797
5.00%, 05/01/2037	3,000	3,221
5.00%, 08/01/2038	5,000	5,389
5.00%, 08/01/2039	8,380	9,013
Seattle Housing Authority
1.00%, 06/01/2026	1,470	1,385
1.10%, 06/01/2040(2)	550	550
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,249
State of Washington
4.00%, 07/01/2035	1,600	1,677
4.00%, 07/01/2035	3,700	3,878
5.00%, 08/01/2027	235	259
5.00%, 08/01/2027	550	595
5.00%, 08/01/2028	235	258
5.00%, 08/01/2030	235	257
5.00%, 08/01/2030	1,830	2,029
5.00%, 06/01/2034	660	731
5.00%, 07/01/2036	1,505	1,663
5.00%, 08/01/2039	13,350	13,922
5.00%, 08/01/2040	1,410	1,511
Tender Option Bond Trust Receipts/Certificates
1.06%, 03/01/2028(2)(3)	3,000	3,000
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2031	1,100	1,249
Tobacco Settlement Authority
5.00%, 06/01/2023	1,000	1,023
5.00%, 06/01/2024	1,000	1,022
University of Washington
4.00%, 05/01/2048(2)	10,000	10,638
Washington Health Care Facilities Authority
1.96% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(1)	5,000	5,012
5.00%, 08/15/2023	650	673
5.00%, 10/01/2024	465	469
5.00%, 07/01/2025	360	384
5.00%, 08/01/2028	1,005	1,080
5.00%, 07/01/2029	115	125
5.00%, 07/01/2030	410	443
5.00%, 08/01/2030	3,500	3,736
5.00%, 08/15/2030	1,000	1,059
5.00%, 08/15/2031	845	890
5.00%, 09/01/2031	185	203
5.00%, 08/15/2032	480	502
5.00%, 09/01/2032	180	195
5.00%, 09/01/2033	225	243
5.00%, 07/01/2034	105	112
5.00%, 09/01/2034	450	483
5.00%, 09/01/2035	365	391
5.00%, 10/01/2038	11,320	11,537
5.00%, 07/01/2042	2,415	2,510
5.00%, 08/01/2049(2)	10,000	10,450
5.00%, 09/01/2050	500	522
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	367
4.00%, 05/01/2045	1,000	925
4.00%, 05/01/2050	950	861
5.00%, 05/01/2025	100	106
5.00%, 05/01/2026	375	404
5.00%, 05/01/2028	420	461
5.00%, 05/01/2029	180	199
5.00%, 10/01/2029	565	611
5.00%, 10/01/2029	1,855	1,973
5.00%, 10/01/2033	690	737
5.00%, 10/01/2033	735	773
Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	15,125	14,436
Washington State Housing Finance Commission
1.46% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(1)	10,000	9,975
2.13%, 07/01/2027(3)	1,625	1,453
3.50%, 12/20/2035	2,117	1,936
3.70%, 07/01/2030	5,000	5,015
4.00%, 07/01/2026(3)	900	881
5.00%, 01/01/2024(3)	180	181
5.00%, 01/01/2025(3)	375	378
5.00%, 01/01/2026(3)	300	302
5.00%, 12/01/2026	350	388
5.00%, 06/01/2028	500	562
5.00%, 06/01/2029	500	561
5.00%, 06/01/2030	500	563

5.00%, 12/01/2030	500	565
5.00%, 07/01/2031(3)	1,000	986
5.00%, 07/01/2053(3)	400	310
5.00%, 01/01/2055(3)	2,775	2,448
Washington State University
5.00%, 04/01/2029	425	443
5.00%, 04/01/2029	860	905

Total Washington		311,239

West Virginia – 0.20%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(3)	750	667
4.88%, 06/01/2043(3)	250	220
5.50%, 06/01/2037(3)	200	203
5.75%, 06/01/2043(3)	200	204
Ohio County Board of Education
3.00%, 06/01/2028	2,150	2,180
State of West Virginia
5.00%, 12/01/2036	2,910	3,218
West Virginia Economic Development Authority
5.00%, 07/01/2045(2)	900	915
West Virginia Hospital Finance Authority
1.30%, 06/01/2033(2)	4,925	4,925
5.00%, 01/01/2031	620	656
5.00%, 09/01/2038	1,355	1,424
5.00%, 09/01/2039	920	965
West Virginia Parkways Authority
5.00%, 06/01/2047	3,280	3,622
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695	695
5.00%, 07/01/2024	500	527
5.00%, 07/01/2032	940	1,020

Total West Virginia		21,441

Wisconsin – 1.57%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	625
5.00%, 11/15/2032	500	547
Public Finance Authority
3.00%, 04/01/2025(3)	325	319
3.00%, 12/01/2026	125	121
4.00%, 03/01/2025	535	533
4.00%, 06/15/2031(3)	450	418
4.00%, 12/01/2031	450	444
4.00%, 04/01/2032(3)	1,060	1,019
4.00%, 08/01/2035(4)	6,250	5,432
4.00%, 07/01/2041	1,000	819
4.00%, 12/01/2041	2,000	1,875
4.00%, 04/01/2042(3)	850	726
4.00%, 06/15/2042(3)	750	630
4.00%, 04/01/2052(3)	1,350	1,078
4.00%, 06/01/2056	2,650	1,784
4.00%, 07/01/2061(3)	1,175	973
4.13%, 05/01/2026(3)	515	499
4.25%, 07/01/2054	3,575	2,748
5.00%, 12/01/2025	1,000	1,052
5.00%, 12/01/2027	4,725	4,912
5.00%, 05/15/2028(3)	200	197
5.00%, 05/01/2029(3)	2,330	2,213
5.00%, 06/15/2034	500	516
5.00%, 07/01/2035	5,000	5,493
5.00%, 07/01/2036	305	323
5.00%, 01/01/2037	500	527
5.00%, 06/15/2037(3)	1,130	1,098
5.00%, 07/01/2037	825	831
5.00%, 01/01/2038	350	368
5.00%, 07/01/2038	375	394
5.00%, 06/15/2039(3)	410	402
5.00%, 06/15/2039	500	510
5.00%, 04/01/2040(3)	400	404
5.00%, 10/01/2043(3)	170	156
5.00%, 10/01/2044	1,300	1,355
5.00%, 10/01/2048(3)	1,865	1,663
5.00%, 06/15/2049(3)	420	396
5.00%, 06/15/2049(3)	750	681
5.00%, 06/15/2049	1,100	1,108
5.00%, 04/01/2050(3)	550	549
5.00%, 02/01/2052	2,000	2,021
5.00%, 06/01/2052	800	613
5.00%, 10/01/2053(3)	1,305	1,145
5.00%, 06/15/2054(3)	455	424
5.00%, 05/01/2055(3)	3,400	3,230
5.00%, 07/01/2055(3)	550	517
5.25%, 05/15/2037(3)	500	477
5.25%, 03/01/2042	1,605	1,636
5.25%, 05/15/2042(3)	60	56
5.25%, 10/01/2043	2,105	2,125
5.25%, 05/15/2047(3)	60	55
5.25%, 10/01/2048	2,105	2,118

5.25%, 05/15/2052(3)	115	103
5.25%, 07/01/2061(3)	400	329
5.51%, 06/01/2037(2)	500	536
5.61%, 06/01/2047(2)	500	537
State of Wisconsin
4.00%, 05/01/2041	3,500	3,522
5.00%, 05/01/2023	2,000	2,056
5.00%, 05/01/2023	4,000	4,111
5.00%, 05/01/2024	7,470	7,882
5.00%, 05/01/2025	520	554
5.00%, 05/01/2025	1,730	1,870
5.00%, 05/01/2025	5,335	5,740
5.00%, 05/01/2030	1,000	1,091
5.00%, 05/01/2032	450	502
5.00%, 05/01/2033	9,790	10,847
5.00%, 05/01/2034	2,400	2,583
5.00%, 05/01/2036	2,000	2,223
Tender Option Bond Trust Receipts/Certificates
1.05%, 12/15/2050(2)(3)	500	500
1.06%, 06/01/2028(2)(3)	1,440	1,440
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,366
4.00%, 04/01/2038	2,110	2,088
Village of Mount Pleasant WI
3.00%, 03/01/2027	1,875	1,889
Wisconsin Center District
0.00%, 12/15/2028	1,025	821
0.00%, 12/15/2030	550	409
0.00%, 12/15/2030	1,045	764
0.00%, 12/15/2032	1,400	929
0.00%, 12/15/2033	1,500	947
Wisconsin Health & Educational Facilities Authority
1.56% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(1)	4,000	3,984
2.55%, 11/01/2027	390	378
2.83%, 11/01/2028	605	542
4.00%, 02/15/2025	270	282
4.00%, 02/15/2026	510	536
4.00%, 02/15/2031	460	484
4.00%, 02/15/2033	550	578
4.00%, 09/15/2041	1,010	888
4.00%, 09/15/2045	950	805
5.00%, 10/01/2022	330	333
5.00%, 12/01/2022	560	568
5.00%, 11/01/2024	155	157
5.00%, 04/01/2025	2,000	2,145
5.00%, 04/01/2026	1,000	1,094
5.00%, 02/15/2027	300	324
5.00%, 04/01/2027	1,700	1,893
5.00%, 10/01/2027	580	639
5.00%, 04/01/2028	900	1,013
5.00%, 10/01/2028	700	778
5.00%, 11/01/2029	760	765
5.00%, 04/01/2030	1,670	1,867
5.00%, 12/15/2033	1,450	1,557
5.00%, 09/01/2036	400	446
5.00%, 09/15/2037	650	654
5.00%, 08/15/2039	5,395	5,851
5.00%, 11/15/2039	2,755	2,913
5.00%, 09/15/2050	645	668
5.00%, 08/15/2054(2)	830	901
Wisconsin Housing & Economic Development Authority
0.40%, 05/01/2045(2)	5,000	4,849
0.50%, 11/01/2050(2)	2,350	2,180
0.61%, 11/01/2042(2)	405	389
0.81%, 11/01/2052(2)	1,350	1,269
1.60%, 11/01/2048(2)	6,000	5,997
3.00%, 03/01/2052	1,480	1,446
3.00%, 09/01/2052	2,280	2,220
3.50%, 09/01/2050	2,110	2,106

Total Wisconsin		169,293

Wyoming – 0.10%
County of Laramie WY
4.00%, 05/01/2026	200	210
4.00%, 05/01/2031	500	518
4.00%, 05/01/2033	500	507
4.00%, 05/01/2035	500	500
4.00%, 05/01/2038	1,365	1,338
University of Wyoming
4.00%, 06/01/2042	750	749
Wyoming Community Development Authority
3.00%, 06/01/2049	7,535	7,398

Total Wyoming		11,220

Total Municipal Bonds (Cost: $11,172,954)		10,528,716

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.19%
Money Market Funds – 2.02%
Fidelity Institutional Money Market Government Fund - Class I, 1.25%(6)	218,301	218,301

Total Money Market Funds (Cost: $218,301)		218,301

	Principal Amount (000s)	Value (000s)
Commercial Paper – 0.16%
California Statewide Communities Development Authority, 0.20%, 07/12/2022	$17,335	17,331

Total Commercial Paper (Cost: $17,335)		17,331

Time Deposits – 0.01%
ANZ, London, 1.06% due 07/01/2022	1,184	1,184

Total Time Deposits (Cost: $1,184)		1,184

Total Short-Term Investments (Cost: $236,820)		236,816

TOTAL INVESTMENTS IN SECURITIES – 99.56% (Cost: $11,409,774)		10,765,532

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.44%		47,591

TOTAL NET ASSETS – 100.00%		$10,813,123

Percentages are stated as a percent of net assets.

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(2)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2022.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $618,896, which represents 5.72% of total net assets.

(4)	Security that is restricted at June 30, 2022. The value of the restricted securities totals $54,738, which represents 0.51% of total net assets.
(5)	Security in default as of June 30, 2022. The value of these securities totals $18,681, which represents 0.17% of total net assets.
(6)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(654)	U.S. 5 Year Note Future	Sep. 2022	$(74,158)	$(73,411)	$747
(905)	U.S. 10 Year Note Future	Sep. 2022	(108,673)	(107,270)	1,403
(79)	U.S. Long Bond Future	Sep. 2022	(11,120)	(10,951)	169
(700)	U.S. Ultra 10 Year Note Future	Sep. 2022	(90,825)	(89,163)	1,662

					$3,981

MUNICIPAL BONDS	% of Net Assets
Education	8.01%
General Obligation	17.48%
General Revenue	28.32%
Healthcare	12.72%
Housing	6.31%
Transportation	15.87%
Utilities	8.66%

Total Municipal Bonds	97.37%

SHORT-TERM INVESTMENTS	2.19%

TOTAL INVESTMENTS	99.56%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.44%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.23%
Communication Services – 8.81%
Alphabet, Inc. - Class A(1)	214	$465,568
Alphabet, Inc. - Class C(1)	157	342,787
Cable One, Inc.(2)	0	397
Charter Communications, Inc. - Class A(1)	10	4,605
Electronic Arts, Inc.	1	174
Liberty Broadband Corp. - Class A(1)	1	93
Liberty Broadband Corp. - Class C(1)	5	571
Liberty Media Corp.-Liberty Formula One - Class C(1)	2	118
Liberty Media Corp.-Liberty SiriusXM - Class A	2	63
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4	128
Live Nation Entertainment, Inc.(1)	6	524
Madison Square Garden Sports Corp. - Class A(1)	1	122
Match Group, Inc.(1)	2,261	157,551
Meta Platforms, Inc. - Class A(1)	230	37,105
Netflix, Inc.(1)	817	142,875
Nexstar Media Group, Inc. - Class A(2)	0	38
Pinterest, Inc. - Class A(1)	10	181
Playtika Holding Corp.(1)	9	114
ROBLOX Corp. - Class A(1)	277	9,114
Roku, Inc. - Class A(1)	3	229
Spotify Technology SA(1)	225	21,111
Take-Two Interactive Software, Inc.(1)	11	1,361
TripAdvisor, Inc.(1)	5	89
Twitter, Inc.(1)	58	2,180
Walt Disney Co.(1)	1,744	164,664
Warner Bros Discovery, Inc.(1)	146	1,962
World Wrestling Entertainment, Inc. - Class A	3	199
ZoomInfo Technologies, Inc. - Class A(1)	23	753

Total Communication Services		1,354,676

Consumer Discretionary – 13.82%
Advance Auto Parts, Inc.(2)	0	70
Airbnb, Inc. - Class A(1)	495	44,130
Amazon.com, Inc.(1)	7,111	755,284
Aptiv Plc(1)	397	35,395
AutoZone, Inc.(1)	2	3,265
Best Buy Co., Inc.	5	346
Booking Holdings, Inc.(1)	3	6,020
Bright Horizons Family Solutions, Inc.(1)	1	116
Brunswick Corp.	1	54
Burlington Stores, Inc.(1)	5	734
Caesars Entertainment, Inc.(1)	12	455
CarMax, Inc.(1)	2	142
Carvana Co. - Class A(1)	9	199
Chipotle Mexican Grill, Inc. - Class A(1)	29	38,471
Choice Hotels International, Inc.	3	336
Churchill Downs, Inc.	3	618
Darden Restaurants, Inc.	7	843
Deckers Outdoor Corp.(1)	2	502
Dollar General Corp.	294	72,064
Dollar Tree, Inc.(1)	5	846
Domino’s Pizza, Inc.	2	864
DoorDash, Inc. - Class A(1)	19	1,202
DR Horton, Inc.	14	923
DraftKings, Inc. - Class A(1)	32	373
eBay, Inc.	6	250
Etsy, Inc.(1)	11	797
Expedia Group, Inc.(1)	13	1,187
Five Below, Inc.(1)	5	541
Floor & Decor Holdings, Inc. - Class A(1)	9	560
Genuine Parts Co.	1	126
H&R Block, Inc.	12	424
Hilton Worldwide Holdings, Inc.	17	1,865
Home Depot, Inc.	471	129,092
Las Vegas Sands Corp.(1)	10	341
Leslie’s, Inc.(1)	12	178
Lowe’s Companies, Inc.	405	70,692
Lucid Group, Inc.(1)	41	708
Lululemon Athletica, Inc.(1)	155	42,144
LVMH Moet Hennessy Louis Vuitton SE	136	83,290
Marriott International, Inc. - Class A	309	41,973
Mattel, Inc.(1)	14	312
McDonald’s Corp.	561	138,496
MercadoLibre, Inc.(1)	101	64,630
Mister Car Wash, Inc.(1)	5	55
NIKE, Inc. - Class B	908	92,762
Nordstrom, Inc.	8	163
Norwegian Cruise Line Holdings Ltd.(1)	3	29
NVR, Inc.(1)(2)	0	737
O’Reilly Automotive, Inc.(1)	2	1,426

Planet Fitness, Inc. - Class A(1)	5	339
Polaris, Inc.	3	330
Pool Corp.	3	1,178
PulteGroup, Inc.	8	309
RH(1)	1	114
Ross Stores, Inc.	12	847
Six Flags Entertainment Corp.(1)	2	53
Skechers USA, Inc. - Class A(1)	1	44
Starbucks Corp.	563	42,999
Tapestry, Inc.	2	71
Target Corp.	22	3,059
Tesla, Inc.(1)	353	237,418
TJX Companies, Inc.	99	5,540
Toll Brothers, Inc.	5	214
TopBuild Corp.(1)	2	392
Tractor Supply Co.	10	1,895
Travel + Leisure Co.	5	181
Ulta Beauty, Inc.(1)	5	1,737
Vail Resorts, Inc.	3	756
Victoria’s Secret & Co.(1)	5	140
Wayfair, Inc. - Class A(1)	4	164
Wendy’s Co.	15	284
Williams-Sonoma, Inc.	5	523
Wyndham Hotels & Resorts, Inc.	5	329
Wynn Resorts Ltd.(1)	1	63
YETI Holdings, Inc.(1)	7	321
Yum! Brands, Inc.	1,683	191,063

Total Consumer Discretionary		2,126,393

Consumer Staples – 4.09%
BJ’s Wholesale Club Holdings, Inc.(1)	7	434
Boston Beer Co., Inc. - Class A(1)	1	236
Brown-Forman Corp. - Class A	2	127
Brown-Forman Corp. - Class B	9	639
Church & Dwight Co., Inc.	9	840
Clorox Co.	9	1,219
Coca-Cola Co.	2,306	145,083
Colgate-Palmolive Co.	43	3,463
Costco Wholesale Corp.	178	85,387
Darling Ingredients, Inc.(1)	1	43
Estee Lauder Companies, Inc. - Class A	381	97,075
Freshpet, Inc.(1)	4	200
Hershey Co.	11	2,326
Kellogg Co.	12	833
Kimberly-Clark Corp.	17	2,278
Lamb Weston Holdings, Inc.	12	849
Mondelez International, Inc. - Class A	551	34,239
Monster Beverage Corp.(1)	29	2,691
Olaplex Holdings, Inc.(1)	10	144
PepsiCo, Inc.	99	16,502
Performance Food Group Co.(1)	4	178
Pilgrim’s Pride Corp.(1)	2	64
Procter & Gamble Co.	964	138,566
Sysco Corp.	1,125	95,293

Total Consumer Staples		628,709

Energy – 1.42%
Antero Resources Corp.(1)	16	483
Cheniere Energy, Inc.	12	1,635
ConocoPhillips	1,786	160,437
Continental Resources, Inc.	2	150
Coterra Energy, Inc.	11	286
Devon Energy Corp.	27	1,497
Diamondback Energy, Inc.	9	1,037
Enviva, Inc.	3	144
EOG Resources, Inc.	36	4,004
Halliburton Co.	34	1,052
Hess Corp.	19	1,972
New Fortress Energy, Inc. - Class A	4	161
Occidental Petroleum Corp.	57	3,376
ONEOK, Inc.	4	230
Ovintiv, Inc.	15	670
PDC Energy, Inc.	4	257
Pioneer Natural Resources Co.	11	2,497
Range Resources Corp.(1)	14	354
Schlumberger NV	1,000	35,753
Southwestern Energy Co.(1)	7	42
Targa Resources Corp.	19	1,141
Texas Pacific Land Corp.	1	765

Total Energy		217,943

Financials – 9.28%
Alleghany Corp.(1)(2)	0	127
American Express Co.	1,966	272,575
Ameriprise Financial, Inc.	6	1,405
Aon Plc - Class A	17	4,530
Apollo Global Management, Inc.	30	1,437
Arch Capital Group Ltd.(1)	10	439
Ares Management Corp. - Class A	13	728
Arthur J. Gallagher & Co.	2	319

Bank of America Corp.	5,974	185,965
Blackstone, Inc. - Class A	59	5,412
Blue Owl Capital, Inc. - Class A	33	333
Brown & Brown, Inc.	1	85
Charles Schwab Corp.	72	4,518
Commerce Bancshares, Inc.	742	48,694
Credit Acceptance Corp.(1)(2)	0	29
Erie Indemnity Co. - Class A	1	278
Everest Re Group Ltd.	1	284
FactSet Research Systems, Inc.	3	1,236
First Citizens BancShares, Inc. - Class A(2)	0	162
Goldman Sachs Group, Inc.	113	33,632
Intercontinental Exchange, Inc.	1,824	171,559
Lincoln National Corp.	3	140
LPL Financial Holdings, Inc.	7	1,266
Markel Corp.(1)(2)	0	334
MarketAxess Holdings, Inc.	3	817
Marsh & McLennan Companies, Inc.	751	116,547
Moody’s Corp.	13	3,477
Morningstar, Inc.	2	457
MSCI, Inc. - Class A	512	210,986
PNC Financial Services Group, Inc.	666	104,999
Progressive Corp.	43	5,005
Raymond James Financial, Inc.	1	115
RenaissanceRe Holdings Ltd.	2	314
Rocket Companies, Inc. - Class A	11	83
Ryan Specialty Holdings, Inc. - Class A(1)	7	266
S&P Global, Inc.	578	194,734
Signature Bank(2)	0	48
SVB Financial Group(1)	3	1,252
Tradeweb Markets, Inc. - Class A	6	383
Upstart Holdings, Inc.(1)	4	128
UWM Holdings Corp.	6	20
Wells Fargo & Co.	1,329	52,038
Western Alliance Bancorp	5	385

Total Financials		1,427,541

Healthcare – 19.64%
10X Genomics, Inc. - Class A(1)	7	338
Abbott Laboratories	1,881	204,416
AbbVie, Inc.	150	22,944
ABIOMED, Inc.(1)	4	947
Agilent Technologies, Inc.	23	2,700
agilon health, Inc.(1)	14	297
Align Technology, Inc.(1)	5	1,179
Alnylam Pharmaceuticals, Inc.(1)	10	1,498
AmerisourceBergen Corp. - Class A	13	1,782
Amgen, Inc.	38	9,250
Avantor, Inc.(1)	48	1,492
Baxter International, Inc.	6	416
Bio-Techne Corp.	3	1,172
Boston Scientific Corp.(1)	2,128	79,328
Bruker Corp.	9	568
Catalent, Inc.(1)	5	493
Certara, Inc.(1)	5	114
Change Healthcare, Inc.(1)	2	39
Charles River Laboratories International, Inc.(1)	4	858
Chemed Corp.(2)	0	206
Cigna Corp.	4	1,109
Danaher Corp.	1,623	411,347
DaVita, Inc.(1)	5	394
Definitive Healthcare Corp. - Class A(1)	1	34
DexCom, Inc.(1)	33	2,477
Doximity, Inc. - Class A(1)	4	128
Edwards Lifesciences Corp.(1)	52	4,977
Elevance Health, Inc.	6	2,988
Eli Lilly & Co.	322	104,457
Exact Sciences Corp.(1)	3	103
Exelixis, Inc.(1)	23	473
Globus Medical, Inc. - Class A(1)(2)	0	26
Guardant Health, Inc.(1)	8	320
HCA Healthcare, Inc.	1	191
Horizon Therapeutics Plc(1)	18	1,410
Humana, Inc.	197	92,188
ICU Medical, Inc.(1)(2)	0	52
IDEXX Laboratories, Inc.(1)	7	2,468
Incyte Corp.(1)	14	1,032
Insulet Corp.(1)	6	1,246
Intuitive Surgical, Inc.(1)	868	174,246
Ionis Pharmaceuticals, Inc.(1)	11	412
IQVIA Holdings, Inc.(1)	949	205,885
Johnson & Johnson	1,526	270,896
Maravai LifeSciences Holdings, Inc. - Class A(1)	9	267
Masimo Corp.(1)	3	408
McKesson Corp.	2	765
Medtronic Plc	1,645	147,643
Merck & Co., Inc.	90	8,191
Mettler-Toledo International, Inc.(1)	2	2,170

Moderna, Inc.(1)	2	243
Molina Healthcare, Inc.(1)	4	1,035
Natera, Inc.(1)	6	229
Neurocrine Biosciences, Inc.(1)	8	788
Novavax, Inc.(1)	7	343
Novo Nordisk A/S - ADR	357	39,761
Novocure Ltd.(1)	9	601
Penumbra, Inc.(1)	3	369
Regeneron Pharmaceuticals, Inc.(1)	291	171,872
Repligen Corp.(1)	3	527
ResMed, Inc.	12	2,557
Sarepta Therapeutics, Inc.(1)	7	538
Seagen, Inc.(1)	11	2,030
Sotera Health Co.(1)	8	162
Stryker Corp.	16	3,159
Syneos Health, Inc. - Class A(1)	2	109
Tandem Diabetes Care, Inc.(1)	5	291
Teladoc Health, Inc.(1)	1	43
Thermo Fisher Scientific, Inc.	603	327,339
Ultragenyx Pharmaceutical, Inc.(1)	4	253
UnitedHealth Group, Inc.	968	497,240
Veeva Systems, Inc. - Class A(1)	12	2,356
Vertex Pharmaceuticals, Inc.(1)	232	65,297
Waters Corp.(1)	5	1,673
West Pharmaceutical Services, Inc.	6	1,914
Zoetis, Inc. - Class A	764	131,393

Total Healthcare		3,020,462

Industrials – 3.79%
Advanced Drainage Systems, Inc.	5	478
AECOM	1	45
AGCO Corp.	1	50
Allegion Plc	6	587
Allison Transmission Holdings, Inc.	7	257
AO Smith Corp.	3	139
Armstrong World Industries, Inc.	2	147
Axon Enterprise, Inc.(1)	6	528
Boeing Co.(1)	14	1,969
Booz Allen Hamilton Holding Corp. - Class A	11	1,017
BWX Technologies, Inc.	3	162
Carlisle Companies, Inc.	4	852
Caterpillar, Inc.	262	46,847
CH Robinson Worldwide, Inc.	3	289
ChargePoint Holdings, Inc.(1)	16	224
Cintas Corp.	7	2,601
Copart, Inc.(1)	18	1,956
Core & Main, Inc. - Class A(1)	3	66
CoStar Group, Inc.(1)	5	280
CSX Corp.	46	1,348
Deere & Co.	24	7,115
Delta Air Lines, Inc.(1)	55	1,592
Donaldson Co., Inc.	1	58
Emerson Electric Co.	16	1,270
Equifax, Inc.	5	915
Expeditors International of Washington, Inc.	4	414
Fastenal Co.	49	2,426
Fortune Brands Home & Security, Inc.	4	228
FTI Consulting, Inc.(1)	1	211
Generac Holdings, Inc.(1)	5	1,115
General Electric Co.	5	322
Graco, Inc.	10	577
GXO Logistics, Inc.(1)	1	41
HEICO Corp.	283	37,170
HEICO Corp. - Class A	6	642
Honeywell International, Inc.	906	157,441
Howmet Aerospace, Inc.	2	76
Huntington Ingalls Industries, Inc.	1	155
IAA, Inc.(1)	12	380
IDEX Corp.	1	202
Illinois Tool Works, Inc.	24	4,304
JB Hunt Transport Services, Inc.	6	1,009
KBR, Inc.	7	358
Landstar System, Inc.	3	422
Lincoln Electric Holdings, Inc.	5	621
Lockheed Martin Corp.	20	8,650
Lyft, Inc. - Class A(1)	25	334
Masco Corp.	1	52
Middleby Corp.(1)	1	173
MSA Safety, Inc.	1	118
Nordson Corp.	1	232
Norfolk Southern Corp.	422	95,890
Northrop Grumman Corp.	1	676
Old Dominion Freight Line, Inc.	9	2,205
Otis Worldwide Corp.	4	301
Parker-Hannifin Corp.	2	589
Plug Power, Inc.(1)	21	352
Quanta Services, Inc.	6	802
Republic Services, Inc. - Class A	1	142

Robert Half International, Inc.	8	617
Rockwell Automation, Inc.	7	1,321
Rollins, Inc.	19	649
SiteOne Landscape Supply, Inc.(1)	2	271
Southwest Airlines Co.(1)	699	25,265
Spirit AeroSystems Holdings, Inc. - Class A	8	239
Tetra Tech, Inc.	2	246
Toro Co.	9	645
Trane Technologies Plc	11	1,491
TransDigm Group, Inc.(1)	2	899
TransUnion	12	952
Trex Co., Inc.(1)	10	534
Uber Technologies, Inc.(1)	2,252	46,069
Union Pacific Corp.	53	11,349
United Parcel Service, Inc. - Class B	56	10,145
United Rentals, Inc.(1)	3	657
Valmont Industries, Inc.(2)	0	55
Verisk Analytics, Inc. - Class A	13	2,270
Vertiv Holdings Co. - Class A	4	32
Waste Management, Inc.	574	87,774
Watsco, Inc.	1	343
WESCO International, Inc.(1)	2	208
WillScot Mobile Mini Holdings Corp. - Class A(1)	9	308
WW Grainger, Inc.	4	1,748
XPO Logistics, Inc.(1)	1	31
Xylem, Inc.	2	162

Total Industrials		583,702

Information Technology – 29.98%
Accenture Plc - Class A	293	81,254
Adobe, Inc.(1)	761	278,493
Advanced Micro Devices, Inc.(1)	108	8,250
Adyen NV(1)(3)	43	61,609
Affirm Holdings, Inc. - Class A(1)	978	17,670
Allegro MicroSystems, Inc.(1)	3	66
Alteryx, Inc. - Class A(1)	5	251
Amphenol Corp. - Class A	1,088	70,037
Analog Devices, Inc.	746	108,914
ANSYS, Inc.(1)	4	904
Apple, Inc.	2,742	374,909
Applied Materials, Inc.	631	57,381
AppLovin Corp. - Class A(1)	19	638
Arista Networks, Inc.(1)	21	1,973
Arrow Electronics, Inc.(1)(2)	0	31
Aspen Technology, Inc.(1)	2	448
Atlassian Corp. Plc - Class A(1)	246	46,186
Autodesk, Inc.(1)	1,060	182,344
Automatic Data Processing, Inc.	32	6,824
Avalara, Inc.(1)	7	523
Bentley Systems, Inc. - Class B	14	474
Black Knight, Inc.(1)	1	79
Broadcom, Inc.	88	42,837
Broadridge Financial Solutions, Inc.	9	1,289
Cadence Design Systems, Inc.(1)	23	3,455
CCC Intelligent Solutions Holdings, Inc.(1)	6	51
CDK Global, Inc.	8	437
CDW Corp.	12	1,842
Ceridian HCM Holding, Inc.(1)	2	101
Cisco Systems, Inc.	2,663	113,548
Citrix Systems, Inc.	5	486
Cloudflare, Inc. - Class A(1)	24	1,032
Cognex Corp.	380	16,160
Coherent, Inc.(1)	2	503
Confluent, Inc. - Class A(1)	10	238
Corning, Inc.	4	116
Coupa Software, Inc.(1)	3	197
Crowdstrike Holdings, Inc. - Class A(1)	346	58,271
Datadog, Inc. - Class A(1)	22	2,093
Dell Technologies, Inc. - Class C	3	156
DocuSign, Inc. - Class A(1)	17	951
DoubleVerify Holdings, Inc.(1)	6	127
Dropbox, Inc. - Class A(1)	25	530
Dynatrace, Inc.(1)	17	664
Elastic NV(1)	6	437
Enphase Energy, Inc.(1)	11	2,181
Entegris, Inc.	12	1,072
EPAM Systems, Inc.(1)	5	1,360
Euronet Worldwide, Inc.(1)	3	313
Fair Isaac Corp.(1)	2	873
Fiserv, Inc.(1)	5	407
Five9, Inc.(1)	6	538
FleetCor Technologies, Inc.(1)	700	147,066
Fortinet, Inc.(1)	55	3,132
Gartner, Inc.(1)	7	1,600
Genpact Ltd.	8	333
GLOBALFOUNDRIES, Inc.(1)	2	91
Globant SA(1)	3	607
GoDaddy, Inc. - Class A(1)	2	131

HP, Inc.	41	1,343
HubSpot, Inc.(1)	75	22,461
Informatica, Inc. - Class A(1)	2	41
International Business Machines Corp.	51	7,171
Intuit, Inc.	566	218,038
Jabil, Inc.	10	488
Jack Henry & Associates, Inc.	6	1,106
Jamf Holding Corp.(1)	4	92
Keysight Technologies, Inc.(1)	14	1,953
KLA Corp.	13	4,022
Lam Research Corp.	12	5,004
Lattice Semiconductor Corp.(1)	11	542
Manhattan Associates, Inc.(1)	3	376
Mastercard, Inc. - Class A	333	104,935
Microchip Technology, Inc.	40	2,299
Micron Technology, Inc.	17	961
Microsoft Corp.	3,998	1,026,823
MongoDB, Inc. - Class A(1)	5	1,419
Monolithic Power Systems, Inc.	4	1,501
National Instruments Corp.	1	45
nCino, Inc.(1)	5	144
NCR Corp.(1)	4	112
NetApp, Inc.	19	1,229
New Relic, Inc.(1)	5	234
NortonLifeLock, Inc.	17	375
Nutanix, Inc. - Class A(1)	9	132
NVIDIA Corp.	852	129,189
Okta, Inc. - Class A(1)	1	126
ON Semiconductor Corp.(1)	23	1,153
Oracle Corp.	88	6,135
Palantir Technologies, Inc. - Class A(1)	153	1,385
Palo Alto Networks, Inc.(1)	68	33,533
Paychex, Inc.	27	3,115
Paycom Software, Inc.(1)	4	1,214
Paylocity Holding Corp.(1)	3	603
PayPal Holdings, Inc.(1)	312	21,816
Pegasystems, Inc.	4	169
Procore Technologies, Inc.(1)	4	193
PTC, Inc.(1)	9	971
Pure Storage, Inc. - Class A(1)	24	610
QUALCOMM, Inc.	95	12,132
RingCentral, Inc. - Class A(1)	7	364
Salesforce, Inc.(1)	2,206	364,156
SentinelOne, Inc. - Class A(1)	10	232
ServiceNow, Inc.(1)	17	8,070
Shift4 Payments, Inc. - Class A(1)	4	148
Shopify, Inc. - Class A(1)	368	11,482
Smartsheet, Inc. - Class A(1)	11	335
Snowflake, Inc. - Class A(1)	244	33,970
Splunk, Inc.(1)	14	1,203
Switch, Inc. - Class A	10	319
Synopsys, Inc.(1)	13	3,909
Teradata Corp.(1)	8	292
Teradyne, Inc.	12	1,101
Texas Instruments, Inc.	574	88,203
Thoughtworks Holding, Inc.(1)	7	101
Toast, Inc. - Class A(1)	19	241
Trade Desk, Inc. - Class A(1)	806	33,756
Twilio, Inc. - Class A(1)	5	448
Tyler Technologies, Inc.(1)	3	991
Ubiquiti, Inc.(2)	0	114
UiPath, Inc. - Class A(1)	3	53
Unity Software, Inc.(1)	13	480
Universal Display Corp.	4	379
VeriSign, Inc.(1)	1	141
Visa, Inc. - Class A	2,915	573,941
VMware, Inc. - Class A	8	956
Vontier Corp.	8	174
Western Union Co.	11	180
WEX, Inc.(1)	3	427
Wix.com Ltd.(1)	5	305
Workday, Inc. - Class A(1)	1,163	162,331
Zebra Technologies Corp. - Class A(1)	2	520
Zendesk, Inc.(1)	10	774
Zoom Video Communications, Inc. - Class A(1)	11	1,164
Zscaler, Inc.(1)	7	1,054

Total Information Technology		4,611,987

Materials – 4.01%
Albemarle Corp.	5	1,067
Avery Dennison Corp.	331	53,625
Axalta Coating Systems Ltd.(1)	5	100
Ball Corp.	2,876	197,756
Berry Global Group, Inc.(1)	5	284
CF Industries Holdings, Inc.	18	1,511
Chemours Co.	7	225
Crown Holdings, Inc.	9	789
Eagle Materials, Inc.	3	295

Ecolab, Inc.		1,233	189,639
FMC Corp.		4	389
Ginkgo Bioworks Holdings, Inc.(1)		14	33
Graphic Packaging Holding Co.		19	398
Linde Plc		9	2,563
Louisiana-Pacific Corp.		1	36
Martin Marietta Materials, Inc.(2)		0	135
Mosaic Co.		4	173
MP Materials Corp.(1)		7	240
PPG Industries, Inc.		11	1,212
Royal Gold, Inc.(2)		0	38
RPM International, Inc.		1	42
Scotts Miracle-Gro Co.		1	90
Sealed Air Corp.		12	693
Sherwin-Williams Co.		733	164,038
Southern Copper Corp.		7	330
Valvoline, Inc.		15	425
Vulcan Materials Co.		5	757

Total Materials			616,883

Real Estate – 2.39%
American Tower Corp.		173	44,158
Apartment Income REIT Corp.		1	45
Camden Property Trust		1	99
CBRE Group, Inc. - Class A(1)		13	977
Crown Castle International Corp.		37	6,157
Equinix, Inc.		267	175,505
Equity LifeStyle Properties, Inc.		9	647
Extra Space Storage, Inc.		1	226
Iron Mountain, Inc.		18	889
Lamar Advertising Co. - Class A		7	577
Opendoor Technologies, Inc.(1)		8	38
Prologis, Inc.		1,128	132,751
Public Storage		10	3,277
SBA Communications Corp. - Class A		2	641
Simon Property Group, Inc.		13	1,272
Zillow Group, Inc. - Class A(1)(2)		0	9
Zillow Group, Inc. - Class C(1)		1	26

Total Real Estate			367,294

Utilities – 0.00%(4)
AES Corp.		10	208
National Fuel Gas Co.		1	40
Vistra Corp.		20	463

Total Utilities			711

Total Common Stocks (Cost: $12,315,245)			14,956,301

SHORT-TERM INVESTMENTS – 2.66%
Money Market Funds – 2.62%
Goldman Sachs Financial Square Government Fund - Class I, 1.36%(5)		402,049	402,049

Total Money Market Funds (Cost: $402,049)			402,049

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.04%
Barclays Bank, London, 1.06% due 07/01/2022		$2,434	2,434
BBVA, Madrid, 1.06% due 07/01/2022		306	306
Citibank, London, -0.78% due 07/01/2022	EUR	2	2
Citibank, New York, 1.06% due 07/01/2022		$281	281
Sumitomo, Tokyo, 1.06% due 07/01/2022		3,419	3,419

Total Time Deposits (Cost: $6,442)			6,442

Total Short-Term Investments (Cost: $408,491)			408,491

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $12,723,736)			15,364,792

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.11%			16,159

TOTAL NET ASSETS – 100.00%			$15,380,951

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $61,609, which represents 0.40% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
20	NASDAQ 100 E-mini Future	Sep. 2022	$4,803	$4,612	$(191)
13	S&P 500 E-mini Future	Sep. 2022	2,518	2,463	(55)

					$(246)

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.51%
Communication Services – 7.15%
Activision Blizzard, Inc.	37	$2,882
Alphabet, Inc. - Class A(1)	2	4,062
Alphabet, Inc. - Class C(1)	79	173,292
Altice USA, Inc. - Class A(1)	2,473	22,876
AMC Entertainment Holdings, Inc. - Class A(1)	25	333
AT&T, Inc.	1,923	40,296
Cable One, Inc.(2)	0	146
Comcast Corp. - Class A	7,111	279,042
DISH Network Corp. - Class A(1)	12	208
Electronic Arts, Inc.	1,188	144,509
Fox Corp. - Class A	313	10,053
Fox Corp. - Class B	334	9,929
Frontier Communications Parent, Inc.(1)	12	274
IAC/InterActiveCorp(1)	4	286
Interpublic Group of Companies, Inc.	19	522
Liberty Broadband Corp. - Class A(1)	1	60
Liberty Broadband Corp. - Class C(1)	3	380
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	51
Liberty Media Corp.-Liberty Formula One - Class C(1)	8	539
Liberty Media Corp.-Liberty SiriusXM - Class A	3	93
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5	192
Live Nation Entertainment, Inc.(1)	4	303
Lumen Technologies, Inc.	491	5,362
Madison Square Garden Sports Corp. - Class A(1)(2)	0	68
Match Group, Inc.(1)	1	60
Meta Platforms, Inc. - Class A(1)	816	131,529
Netflix, Inc.(1)	323	56,529
New York Times Co. - Class A	8	214
News Corp. - Class A	2,435	37,940
News Corp. - Class B	6	92
Nexstar Media Group, Inc. - Class A	44	7,233
Omnicom Group, Inc.	10	615
Paramount Global - Class A(2)	0	11
Paramount Global - Class B	282	6,971
Pinterest, Inc. - Class A(1)	22	392
Roku, Inc. - Class A(1)	4	336
Sirius XM Holdings, Inc.	34	207
Take-Two Interactive Software, Inc.(1)	1	159
TEGNA, Inc.	273	5,721
T-Mobile U.S., Inc.(1)	634	85,325
TripAdvisor, Inc.(1)	4	80
Twitter, Inc.(1)	3	98
Verizon Communications, Inc.	870	44,131
Walt Disney Co.(1)	951	89,790
Warner Bros Discovery, Inc.(1)	4,035	54,153

Total Communication Services		1,217,344

Consumer Discretionary – 8.80%
ADT, Inc.	10	61
Advance Auto Parts, Inc.	369	63,954
Aptiv Plc(1)	10	859
Aramark	2,017	61,789
AutoNation, Inc.(1)	597	66,739
AutoZone, Inc.(1)(2)	0	187
Bath & Body Works, Inc.	11	306
Best Buy Co., Inc.	172	11,192
Booking Holdings, Inc.(1)	59	103,379
BorgWarner, Inc.	161	5,380
Boyd Gaming Corp.	4	190
Bright Horizons Family Solutions, Inc.(1)	2	171

Brunswick Corp.	3	189
Burlington Stores, Inc.(1)(2)	0	21
Caesars Entertainment, Inc.(1)	3	118
Capri Holdings Ltd.(1)	7	284
CarMax, Inc.(1)	7	610
Carnival Corp.(1)	41	357
Carter’s, Inc.	74	5,248
Columbia Sportswear Co.	2	121
Compass Group Plc	5,088	104,467
Darden Restaurants, Inc.	2	181
Deckers Outdoor Corp.(1)(2)	0	39
Dick’s Sporting Goods, Inc.	95	7,143
Dollar General Corp.	346	84,846
Dollar Tree, Inc.(1)	7	1,088
Domino’s Pizza, Inc.(2)	0	179
DoorDash, Inc. - Class A(1)	1	88
DR Horton, Inc.	7	485
eBay, Inc.	271	11,289
Foot Locker, Inc.	126	3,172
Ford Motor Co.	804	8,948
GameStop Corp. - Class A(1)	3	391
Gap, Inc.	9	72
Garmin Ltd.	7	721
General Motors Co.(1)	371	11,767
Gentex Corp.	11	308
Genuine Parts Co.	6	808
Grand Canyon Education, Inc.(1)	2	143
H&R Block, Inc.	1	49
Hanesbrands, Inc.	463	4,766
Harley-Davidson, Inc.	181	5,715
Hasbro, Inc.	6	512
Hilton Worldwide Holdings, Inc.	4	403
Home Depot, Inc.	262	71,984
Hyatt Hotels Corp. - Class A(1)	3	186
Kohl’s Corp.	581	20,720
Las Vegas Sands Corp.(1)	2,581	86,684
La-Z-Boy, Inc.	211	4,996
Lear Corp.	43	5,438
Leggett & Platt, Inc.	6	215
Lennar Corp. - Class A	133	9,402
Lennar Corp. - Class B	1	45
Leslie’s, Inc.(1)	1	8
Lithia Motors, Inc. - Class A	160	44,010
LKQ Corp.	13	626
Lowe’s Companies, Inc.	4	755
Lucid Group, Inc.(1)	2	27
Macy’s, Inc.	14	248
Marriott International, Inc. - Class A	571	77,625
Marriott Vacations Worldwide Corp.	348	40,400
Mattel, Inc.(1)	1,037	23,163
McDonald’s Corp.	486	120,087
MGM Resorts International	1,241	35,938
Mister Car Wash, Inc.(1)	1	12
Mohawk Industries, Inc.(1)	2	307
Murphy USA, Inc.	28	6,520
Newell Brands, Inc.	360	6,850
NIKE, Inc. - Class B	1,010	103,181
Nordstrom, Inc.	90	1,904
Norwegian Cruise Line Holdings Ltd.(1)	18	205
NVR, Inc.(1)(2)	0	160
Ollie’s Bargain Outlet Holdings, Inc.(1)	3	167
O’Reilly Automotive, Inc.(1)	2	1,164
Peloton Interactive, Inc. - Class A(1)	14	130
Penn National Gaming, Inc.(1)	8	241
Penske Automotive Group, Inc.	92	9,671
Petco Health & Wellness Co., Inc. - Class A(1)	4	57
Planet Fitness, Inc. - Class A(1)	1	69

Polaris, Inc.	1	69
PulteGroup, Inc.	165	6,532
PVH Corp.	3	175
QuantumScape Corp. - Class A(1)	12	100
Ralph Lauren Corp. - Class A	2	201
RH(1)	1	110
Rivian Automotive, Inc. - Class A(1)	8	218
Ross Stores, Inc.	9	665
Royal Caribbean Cruises Ltd.(1)	10	366
SeaWorld Entertainment, Inc.(1)	1,077	47,595
Service Corp. International	7	501
Six Flags Entertainment Corp.(1)	2	34
Skechers USA, Inc. - Class A(1)	6	199
Sleep Number Corp.(1)	63	1,962
Starbucks Corp.	35	2,672
Tapestry, Inc.	11	337
Target Corp.	65	9,149
Tempur Sealy International, Inc.	8	174
Terminix Global Holdings, Inc.(1)	6	233
Thor Industries, Inc.	81	6,085
TJX Companies, Inc.	2,921	163,136
Toll Brothers, Inc.	3	113
TopBuild Corp.(1)(2)	0	38
Travel + Leisure Co.	1	45
Under Armour, Inc. - Class A(1)	8	69
Under Armour, Inc. - Class C(1)	11	84
Vail Resorts, Inc.(2)	0	22
VF Corp.	17	735
Victoria’s Secret & Co.(1)	1	25
Wayfair, Inc. - Class A(1)	1	65
Whirlpool Corp.	86	13,373
Williams-Sonoma, Inc.	1	76
Wyndham Hotels & Resorts, Inc.	1	87
Wynn Resorts Ltd.(1)	4	252
Yum! Brands, Inc.	12	1,370

Total Consumer Discretionary		1,498,797

Consumer Staples – 7.98%
Albertsons Companies, Inc. - Class A	7	198
Altria Group, Inc.	2,233	93,280
Archer-Daniels-Midland Co.	27	2,071
BJ’s Wholesale Club Holdings, Inc.(1)	2	147
Brown-Forman Corp. - Class A	1	63
Brown-Forman Corp. - Class B	4	253
Bunge Ltd.	96	8,742
Campbell Soup Co.	9	441
Casey’s General Stores, Inc.	2	334
Church & Dwight Co., Inc.	6	586
Clorox Co.	1	151
Coca-Cola Co.	1,792	112,749
Coca-Cola Europacific Partners Plc	1,265	65,306
Colgate-Palmolive Co.	1,807	144,814
Conagra Brands, Inc.	1,782	61,022
Constellation Brands, Inc. - Class A	7	1,718
Costco Wholesale Corp.	168	80,520
Coty, Inc. - Class A(1)	17	133
Darling Ingredients, Inc.(1)	7	429
Diageo Plc - ADR	417	72,580
Edgewell Personal Care Co.	115	3,981
Flowers Foods, Inc.	9	237
Freshpet, Inc.(1)	1	49
General Mills, Inc.	29	2,165
Grocery Outlet Holding Corp.(1)	4	159
Hershey Co.	1	203
Hormel Foods Corp.	14	647
Ingredion, Inc.	91	8,061
J.M. Smucker Co.	99	12,715
Kellogg Co.	5	388

Keurig Dr Pepper, Inc.	41	1,446
Kimberly-Clark Corp.	380	51,318
Kraft Heinz Co.	431	16,442
Kroger Co.	447	21,148
McCormick & Co., Inc.	12	994
Molson Coors Beverage Co. - Class B	278	15,175
Mondelez International, Inc. - Class A	127	7,880
Monster Beverage Corp.(1)	1	122
PepsiCo, Inc.	665	110,808
Performance Food Group Co.(1)	5	230
Philip Morris International, Inc.	2,426	239,496
Pilgrim’s Pride Corp.(1)	14	444
Post Holdings, Inc.(1)	3	227
Procter & Gamble Co.	843	121,171
Reynolds Consumer Products, Inc.	2	62
Seaboard Corp.(2)	0	54
Spectrum Brands Holdings, Inc.	2	155
Sprouts Farmers Market, Inc.(1)	295	7,477
Tyson Foods, Inc. - Class A	583	50,194
US Foods Holding Corp.(1)	10	317
Walgreens Boots Alliance, Inc.	302	11,439
Walmart, Inc.	240	29,166

Total Consumer Staples		1,359,907

Energy – 5.03%
Antero Midstream Corp.	15	138
Antero Resources Corp.(1)	5	150
APA Corp.	222	7,760
Baker Hughes Co. - Class A	44	1,273
Cheniere Energy, Inc.	5	682
Chesapeake Energy Corp.	6	492
Chevron Corp.	135	19,613
ConocoPhillips	62	5,539
Continental Resources, Inc.(2)	0	28
Coterra Energy, Inc.	32	817
Devon Energy Corp.	16	882
Diamondback Energy, Inc.	4	438
DT Midstream, Inc.	4	219
Enbridge, Inc.	192	8,126
EOG Resources, Inc.	1,383	152,728
EQT Corp.	18	604
Exxon Mobil Corp.	1,017	87,106
Halliburton Co.	1,101	34,530
Hess Corp.	1,027	108,751
HF Sinclair Corp.	191	8,612
Kinder Morgan, Inc.	453	7,599
Marathon Oil Corp.	293	6,589
Marathon Petroleum Corp.	159	13,075
NOV, Inc.	19	319
Occidental Petroleum Corp.	148	8,700
ONEOK, Inc.	19	1,042
Ovintiv, Inc.	4	157
PDC Energy, Inc.	2	129
Phillips 66	897	73,583
Pioneer Natural Resources Co.	395	88,075
Range Resources Corp.(1)	4	105
Schlumberger NV	2,474	88,479
Southwestern Energy Co.(1)	49	308
Targa Resources Corp.	29	1,719
TC Energy Corp.	681	35,261
TotalEnergies SE - ADR	369	19,409
TotalEnergies SE	1,185	62,366
Valero Energy Corp.	97	10,350
Williams Companies, Inc.	58	1,811

Total Energy		857,564

Financials – 15.63%
Affiliated Managers Group, Inc.	52	6,037
Aflac, Inc.	239	13,225

AGNC Investment Corp.	25	273
Alleghany Corp.(1)	1	442
Allstate Corp.	537	68,017
Ally Financial, Inc.	15	507
American Express Co.	828	114,814
American Financial Group, Inc.	84	11,666
American International Group, Inc.	2,771	141,691
Ameriprise Financial, Inc.	81	19,368
Annaly Capital Management, Inc.	584	3,452
Aon Plc - Class A	1	157
Apollo Global Management, Inc.	93	4,528
Arch Capital Group Ltd.(1)	2,307	104,951
Ares Capital Corp.	394	7,063
Arthur J. Gallagher & Co.	9	1,432
Assurant, Inc.	2	422
Assured Guaranty Ltd.	3	167
Axis Capital Holdings Ltd.	889	50,766
Bank of America Corp.	3,188	99,233
Bank of Hawaii Corp.	2	138
Bank of New York Mellon Corp.	433	18,077
Bank OZK	5	202
Berkshire Hathaway, Inc. - Class B(1)	314	85,697
BlackRock, Inc. - Class A	7	4,356
Blackstone, Inc. - Class A	696	63,472
BOK Financial Corp.	1	113
Brighthouse Financial, Inc.(1)	4	144
Brown & Brown, Inc.	10	611
Capital One Financial Corp.	145	15,091
Carlyle Group, Inc.	10	312
CBOE Global Markets, Inc.	5	578
Charles Schwab Corp.	257	16,264
Chubb Ltd.	1,139	223,916
Cincinnati Financial Corp.	7	886
Citigroup, Inc.	812	37,321
Citizens Financial Group, Inc.	398	14,190
CME Group, Inc. - Class A	286	58,641
CNA Financial Corp.	140	6,273
Coinbase Global, Inc. - Class A(1)	7	347
Comerica, Inc.	6	451
Commerce Bancshares, Inc.	5	336
Credit Acceptance Corp.(1)(2)	0	141
Cullen/Frost Bankers, Inc.	3	331
Discover Financial Services	129	12,196
East West Bancorp, Inc.	7	437
Equitable Holdings, Inc.	1,694	44,171
Erie Indemnity Co. - Class A(2)	0	60
Essent Group Ltd.	99	3,862
Evercore, Inc. - Class A	2	168
Everest Re Group Ltd.	33	9,314
Fidelity National Financial, Inc.	13	476
Fifth Third Bancorp	1,229	41,291
First American Financial Corp.	5	270
First Citizens BancShares, Inc. - Class A(2)	0	286
First Hawaiian, Inc.	6	131
First Horizon Corp.	556	12,148
First Republic Bank	9	1,228
FNB Corp.	518	5,621
Franklin Resources, Inc.	111	2,591
Globe Life, Inc.	4	420
Goldman Sachs Group, Inc.	458	135,953
Hanover Insurance Group, Inc.	2	253
Hartford Financial Services Group, Inc.	455	29,753
Huntington Bancshares, Inc.	2,926	35,205
Interactive Brokers Group, Inc. - Class A	4	243
Intercontinental Exchange, Inc.	26	2,473
Invesco Ltd.	18	287
Janus Henderson Group Plc	7	154

Jefferies Financial Group, Inc.	1,990	54,972
JPMorgan Chase & Co.	288	32,447
Kemper Corp.	3	148
KeyCorp	639	11,016
KKR & Co., Inc. - Class Miscella	27	1,261
Lazard Ltd. - Class A	4	139
Lincoln National Corp.	148	6,922
Loews Corp.	735	43,548
M&T Bank Corp.	501	79,911
Markel Corp.(1)(2)	0	634
Marsh & McLennan Companies, Inc.	705	109,481
MetLife, Inc.	997	62,631
MGIC Investment Corp.	14	183
Moody’s Corp.(2)	0	123
Morgan Stanley	1,642	124,897
Morningstar, Inc.(2)	0	31
MSCI, Inc. - Class A	1	382
Nasdaq, Inc.	5	825
Navient Corp.	425	5,942
New Residential Investment Corp.	554	5,166
New York Community Bancorp, Inc.	21	192
Northern Trust Corp.	602	58,057
Old Republic International Corp.	13	301
OneMain Holdings, Inc. - Class A	6	209
PacWest Bancorp	6	156
Pinnacle Financial Partners, Inc.	4	261
PNC Financial Services Group, Inc.	385	60,766
Popular, Inc.	4	278
Primerica, Inc.	2	221
Principal Financial Group, Inc.	12	783
PROG Holdings, Inc.(1)	1,002	16,534
Progressive Corp.	4	421
Prosperity Bancshares, Inc.	4	287
Prudential Financial, Inc.	97	9,318
Radian Group, Inc.	253	4,973
Raymond James Financial, Inc.	31	2,807
Regions Financial Corp.	680	12,755
Reinsurance Group of America, Inc. - Class A	3	371
RenaissanceRe Holdings Ltd.	1	147
Robinhood Markets, Inc. - Class A(1)	26	217
Rocket Companies, Inc. - Class A	2	18
S&P Global, Inc.	16	5,457
SEI Investments Co.	5	262
Signature Bank	3	494
SLM Corp.	13	208
SoFi Technologies, Inc.(1)	38	200
Starwood Property Trust, Inc.	14	298
State Street Corp.	647	39,890
Stifel Financial Corp.	5	277
SVB Financial Group(1)	1	400
Synchrony Financial	2,545	70,297
Synovus Financial Corp.	7	247
T Rowe Price Group, Inc.	11	1,211
TFS Financial Corp.	2	29
Tradeweb Markets, Inc. - Class A	2	129
Travelers Companies, Inc.	11	1,930
Truist Financial Corp.	63	3,005
Umpqua Holdings Corp.	11	176
Unum Group	10	328
Upstart Holdings, Inc.(1)	3	89
US Bancorp	995	45,803
UWM Holdings Corp.	2	6
Virtu Financial, Inc. - Class A	5	111
Voya Financial, Inc.	91	5,425
Webster Financial Corp.	9	361
Wells Fargo & Co.	4,179	163,706
Western Alliance Bancorp	2	138

White Mountains Insurance Group Ltd.(2)	0	169
Willis Towers Watson Plc	329	64,854
Wintrust Financial Corp.	3	227
WR Berkley Corp.	10	669
Zions Bancorp N.A.	202	10,293

Total Financials		2,661,510

Healthcare – 16.92%
10X Genomics, Inc. - Class A(1)(2)	0	20
Abbott Laboratories	71	7,709
AbbVie, Inc.	566	86,754
Acadia Healthcare Co., Inc.(1)	4	291
Agilent Technologies, Inc.	1	166
agilon health, Inc.(1)	1	20
Align Technology, Inc.(1)	1	221
Amedisys, Inc.(1)	2	160
Amgen, Inc.	88	21,379
AstraZeneca Plc - ADR	256	16,897
Avantor, Inc.(1)	2	64
Azenta, Inc.	4	254
Baxter International, Inc.	1,293	83,068
Becton Dickinson & Co.	225	55,423
Biogen, Inc.(1)	54	10,977
BioMarin Pharmaceutical, Inc.(1)	9	728
Bio-Rad Laboratories, Inc. - Class A(1)	1	504
Boston Scientific Corp.(1)	68	2,535
Bristol Myers Squibb Co.	551	42,429
Cardinal Health, Inc.	417	21,778
Catalent, Inc.(1)	6	594
Centene Corp.(1)	288	24,355
Certara, Inc.(1)	2	47
Change Healthcare, Inc.(1)	11	253
Charles River Laboratories International, Inc.(1)(2)	0	27
Chemed Corp.(2)	0	210
Cigna Corp.	483	127,261
Cooper Companies, Inc.	2	724
CVS Health Corp.	1,403	130,044
Danaher Corp.	331	83,834
DaVita, Inc.(1)	71	5,669
Definitive Healthcare Corp. - Class A(1)	1	21
Dentsply Sirona, Inc.	10	364
Doximity, Inc. - Class A(1)	2	85
Elanco Animal Health, Inc.(1)	22	424
Elevance Health, Inc.	343	165,711
Eli Lilly & Co.	7	2,422
Encompass Health Corp.	5	261
Enovis Corp.(1)	2	133
Envista Holdings Corp.(1)	1,309	50,444
Exact Sciences Corp.(1)	7	268
Exelixis, Inc.(1)	2	38
Fresenius Medical Care AG & Co. KGaA	964	48,305
Gilead Sciences, Inc.	407	25,143
Globus Medical, Inc. - Class A(1)	3	193
GSK Plc	180	3,880
HCA Healthcare, Inc.	73	12,284
Henry Schein, Inc.(1)	7	510
Hologic, Inc.(1)	770	53,372
Horizon Therapeutics Plc(1)	1	60
Humana, Inc.	161	75,316
ICU Medical, Inc.(1)	1	128
Illumina, Inc.(1)	7	1,380
Incyte Corp.(1)	1	83
Integra LifeSciences Holdings Corp.(1)	4	189
Intuitive Surgical, Inc.(1)	1	271
Ionis Pharmaceuticals, Inc.(1)(2)	0	17
Jazz Pharmaceuticals Plc(1)	77	12,086
Johnson & Johnson	1,036	183,882
Koninklijke Philips NV	3,245	69,609

Laboratory Corp. of America Holdings	4	1,038
LivaNova Plc(1)	726	45,349
Masimo Corp.(1)	1	81
McKesson Corp.	60	19,527
Medtronic Plc	2,855	256,218
Merck & Co., Inc.	3,810	347,340
Mirati Therapeutics, Inc.(1)	2	138
Moderna, Inc.(1)	15	2,199
Molina Healthcare, Inc.(1)	1	172
Natera, Inc.(1)(2)	0	8
Oak Street Health, Inc.(1)	6	91
Organon & Co.	105	3,558
PerkinElmer, Inc.	6	854
Perrigo Co. Plc	1,922	77,993
Pfizer, Inc.	2,743	143,791
Premier, Inc. - Class A	6	208
QIAGEN NV(1)	11	504
Quest Diagnostics, Inc.	56	7,448
QuidelOrtho Corp.(1)	2	229
Regeneron Pharmaceuticals, Inc.(1)	4	2,502
Repligen Corp.(1)	1	123
Royalty Pharma Plc - Class A	17	735
Sanofi - ADR	249	12,482
Sanofi	201	20,285
Select Medical Holdings Corp.	170	4,006
Signify Health, Inc. - Class A(1)	3	37
STERIS Plc	4	837
Stryker Corp.	494	98,177
Syneos Health, Inc. - Class A(1)	4	290
Tandem Diabetes Care, Inc.(1)(2)	0	13
Teladoc Health, Inc.(1)	7	229
Teleflex, Inc.	2	549
Tenet Healthcare Corp.(1)	5	266
Thermo Fisher Scientific, Inc.	16	8,897
Ultragenyx Pharmaceutical, Inc.(1)	1	36
United Therapeutics Corp.(1)	39	9,267
UnitedHealth Group, Inc.	494	253,819
Universal Health Services, Inc. - Class B	57	5,697
Vertex Pharmaceuticals, Inc.(1)	352	99,289
Viatris, Inc.	337	3,533
Zimmer Biomet Holdings, Inc.	218	22,917

Total Healthcare		2,882,006

Industrials – 14.45%
3M Co.	68	8,813
Acuity Brands, Inc.	48	7,321
AECOM	978	63,794
AerCap Holdings NV(1)	996	40,786
AGCO Corp.	85	8,419
Air Lease Corp. - Class A	1,668	55,750
Airbus SE	251	24,571
Airbus SE - ADR	2,273	55,211
Alaska Air Group, Inc.(1)	6	240
Allegion Plc	1	81
Allison Transmission Holdings, Inc.	130	5,016
AMERCO(2)	0	207
American Airlines Group, Inc.(1)	30	382
AMETEK, Inc.	11	1,206
AO Smith Corp.	5	253
Armstrong World Industries, Inc.	1	70
Atkore, Inc.(1)	118	9,754
Avis Budget Group, Inc.(1)	1	208
Axon Enterprise, Inc.(1)	1	68
AZEK Co., Inc. - Class A(1)	5	90
Boeing Co.(1)	172	23,566
Builders FirstSource, Inc.(1)	8	440
BWX Technologies, Inc.	1,263	69,580
CACI International, Inc. - Class A(1)	1	319

Canadian National Railway Co.	702	78,900
Carlisle Companies, Inc.(2)	0	92
Carrier Global Corp.	40	1,440
Caterpillar, Inc.	3	586
CH Robinson Worldwide, Inc.	4	443
Cintas Corp.(2)	0	102
Clarivate Plc(1)	23	320
Clean Harbors, Inc.(1)	2	205
Copa Holdings SA - Class A(1)	1	94
Core & Main, Inc. - Class A(1)	2	34
CoStar Group, Inc.(1)	16	969
Crane Holdings Co.	90	7,839
CSX Corp.	77	2,251
Cummins, Inc.	78	15,047
Curtiss-Wright Corp.	55	7,203
Deere & Co.	327	97,881
Delta Air Lines, Inc.(1)	195	5,638
Donaldson Co., Inc.	5	231
Dover Corp.	7	831
Driven Brands Holdings, Inc.(1)	3	73
Dun & Bradstreet Holdings, Inc.(1)	12	180
Eaton Corp. Plc	19	2,397
Emerson Electric Co.	19	1,524
Equifax, Inc.	3	529
Esab Corp.	2	107
Expeditors International of Washington, Inc.	5	535
FedEx Corp.	669	151,628
Flowserve Corp.	102	2,913
Fortive Corp.	17	929
Fortune Brands Home & Security, Inc.	4	244
FTI Consulting, Inc.(1)	1	168
Gates Industrial Corp. Plc(1)	6	61
General Dynamics Corp.	439	97,089
General Electric Co.	1,103	70,229
Graco, Inc.	3	149
GXO Logistics, Inc.(1)	4	194
Hayward Holdings, Inc.(1)	4	50
HEICO Corp.(2)	0	18
HEICO Corp. - Class A(2)	0	25
Hertz Global Holdings, Inc.(1)	11	176
Hexcel Corp.	4	213
Hillenbrand, Inc.	158	6,480
Honeywell International, Inc.	690	119,882
Howmet Aerospace, Inc.	16	514
Hubbell, Inc. - Class B	3	463
Huntington Ingalls Industries, Inc.	39	8,487
IAA, Inc.(1)	1	36
IDEX Corp.	3	540
Illinois Tool Works, Inc.	1	269
Ingersoll Rand, Inc.	19	814
ITT, Inc.	4	262
Jacobs Engineering Group, Inc.	359	45,665
JB Hunt Transport Services, Inc.	435	68,437
JetBlue Airways Corp.(1)	387	3,241
Johnson Controls International Plc	33	1,587
KBR, Inc.	2	112
Kirby Corp.(1)	3	179
Knight-Swift Transportation Holdings, Inc. - Class A	8	351
L3Harris Technologies, Inc.	273	65,920
Landstar System, Inc.(2)	0	22
Leidos Holdings, Inc.	6	651
Lennox International, Inc.	2	311
Lockheed Martin Corp.	167	71,730
Lyft, Inc. - Class A(1)	3	39
ManpowerGroup, Inc.	3	195
Masco Corp.	11	538
MasTec, Inc.(1)	3	209

MDU Resources Group, Inc.	2,452	66,176
Mercury Systems, Inc.(1)	3	163
Middleby Corp.(1)	2	302
Moog, Inc. - Class A	65	5,144
MSA Safety, Inc.	1	124
MSC Industrial Direct Co., Inc. - Class A	2	163
Nielsen Holdings Plc	176	4,084
Nordson Corp.	2	428
Norfolk Southern Corp.	11	2,576
Northrop Grumman Corp.	540	258,365
nVent Electric Plc	8	240
Oshkosh Corp.	61	5,000
Otis Worldwide Corp.	18	1,250
Owens Corning	82	6,095
PACCAR, Inc.	162	13,300
Parker-Hannifin Corp.	5	1,159
Pentair Plc	8	364
Plug Power, Inc.(1)	12	206
Quanta Services, Inc.	3	386
Raytheon Technologies Corp.	2,743	263,599
Regal Rexnord Corp.	3	362
Republic Services, Inc. - Class A	9	1,203
Robert Half International, Inc.	1	41
Rockwell Automation, Inc.	2	359
Rollins, Inc.	1	23
Ryder System, Inc.	102	7,234
Safran SA	697	69,367
Schneider National, Inc. - Class B	3	60
Science Applications International Corp.	42	3,892
Sensata Technologies Holding Plc	7	307
Siemens AG	195	20,040
SiteOne Landscape Supply, Inc.(1)	1	94
Snap-on, Inc.	41	8,039
Southwest Airlines Co.(1)	234	8,445
Spirit AeroSystems Holdings, Inc. - Class A(2)	0	7
Stanley Black & Decker, Inc.	380	39,876
Stericycle, Inc.(1)	480	21,048
Sunrun, Inc.(1)	10	237
Tetra Tech, Inc.	1	204
Textron, Inc.	107	6,531
Timken Co.	3	165
Trane Technologies Plc	5	605
TransDigm Group, Inc.(1)	2	823
TransUnion	2	196
Uber Technologies, Inc.(1)	12	247
Union Pacific Corp.	439	93,557
United Airlines Holdings, Inc.(1)	16	550
United Parcel Service, Inc. - Class B	864	157,708
United Rentals, Inc.(1)	15	3,556
Univar Solutions, Inc.(1)	246	6,106
Valmont Industries, Inc.	1	193
Vertiv Holdings Co. - Class A	6,173	50,741
Waste Management, Inc.	1	191
Watsco, Inc.	1	176
Werner Enterprises, Inc.	137	5,272
WESCO International, Inc.(1)	1	107
Westinghouse Air Brake Technologies Corp.	9	708
WillScot Mobile Mini Holdings Corp. - Class A(1)	5	157
Woodward, Inc.	3	267
XPO Logistics, Inc.(1)	5	217
Xylem, Inc.	7	574

Total Industrials		2,461,225

Information Technology – 9.88%
Accenture Plc - Class A	324	89,995
Advanced Micro Devices, Inc.(1)	16	1,248
Affirm Holdings, Inc. - Class A(1)	8	151
Akamai Technologies, Inc.(1)	8	692

Amdocs Ltd.	75	6,218
Amkor Technology, Inc.	293	4,961
Amphenol Corp. - Class A	7	442
Analog Devices, Inc.	20	2,904
ANSYS, Inc.(1)	2	469
Applied Materials, Inc.	381	34,655
Arrow Electronics, Inc.(1)	110	12,338
Automatic Data Processing, Inc.	319	67,068
Avnet, Inc.	5	204
Bill.com Holdings, Inc.(1)	5	511
Black Knight, Inc.(1)	7	436
Block, Inc. - Class A(1)	25	1,515
Broadcom, Inc.	125	60,717
Broadridge Financial Solutions, Inc.	1	79
CCC Intelligent Solutions Holdings, Inc.(1)	5	45
CDK Global, Inc.	1	52
Ceridian HCM Holding, Inc.(1)	5	249
Ciena Corp.(1)	7	328
Cirrus Logic, Inc.(1)	3	194
Cisco Systems, Inc.	1,996	85,129
Citrix Systems, Inc.	183	17,754
Cognex Corp.	1	24
Cognizant Technology Solutions Corp. - Class A	857	57,830
Coherent, Inc.(1)(2)	0	23
Concentrix Corp.	2	279
Consensus Cloud Solutions, Inc.(1)	19	831
Corning, Inc.	34	1,066
Coupa Software, Inc.(1)	2	91
Dell Technologies, Inc. - Class C	216	10,004
Diodes, Inc.(1)	77	4,998
Dolby Laboratories, Inc. - Class A	3	217
DoubleVerify Holdings, Inc.(1)	1	18
Dropbox, Inc. - Class A(1)	1	19
DXC Technology Co.(1)	179	5,411
Euronet Worldwide, Inc.(1)	1	57
F5, Inc.(1)	3	441
Fidelity National Information Services, Inc.	745	68,279
First Solar, Inc.(1)	5	352
Fiserv, Inc.(1)	257	22,856
Genpact Ltd.	4	172
Global Payments, Inc.	13	1,472
GLOBALFOUNDRIES, Inc.(1)	2	91
GoDaddy, Inc. - Class A(1)	7	462
Guidewire Software, Inc.(1)	4	278
Hewlett Packard Enterprise Co.	534	7,080
HP, Inc.	603	19,771
II-VI, Inc.(1)	5	255
Informatica, Inc. - Class A(1)	2	35
Intel Corp.	962	35,972
International Business Machines Corp.	154	21,721
IPG Photonics Corp.(1)	2	160
Jabil, Inc.	106	5,445
Jamf Holding Corp.(1)(2)	0	8
Juniper Networks, Inc.	15	441
Keysight Technologies, Inc.(1)	1	88
Kyndryl Holdings, Inc.(1)	8	79
Lam Research Corp.	12	5,284
Littelfuse, Inc.	1	292
Lumentum Holdings, Inc.(1)	3	262
Mandiant, Inc.(1)	11	239
Manhattan Associates, Inc.(1)	1	131
Marvell Technology, Inc.	40	1,760
Mastercard, Inc. - Class A	286	90,272
Methode Electronics, Inc.	117	4,338
Microchip Technology, Inc.	739	42,905
Micron Technology, Inc.	43	2,383
Microsoft Corp.	557	143,110

MKS Instruments, Inc.	3	271
Motorola Solutions, Inc.	8	1,644
National Instruments Corp.	5	169
nCino, Inc.(1)	2	67
NCR Corp.(1)	6	179
NortonLifeLock, Inc.	17	379
Nutanix, Inc. - Class A(1)	5	70
NXP Semiconductors NV	436	64,472
Okta, Inc. - Class A(1)	5	462
ON Semiconductor Corp.(1)	8	391
Oracle Corp.	1,202	83,979
Paycor HCM, Inc.(1)	2	59
PayPal Holdings, Inc.(1)	38	2,667
Procore Technologies, Inc.(1)	1	49
Qorvo, Inc.(1)	70	6,620
QUALCOMM, Inc.	994	127,019
Roper Technologies, Inc.	5	1,986
Salesforce, Inc.(1)	36	5,951
Samsung Electronics Co. Ltd.	1,924	84,859
Seagate Technology Holdings Plc	160	11,423
SentinelOne, Inc. - Class A(1)	2	57
Skyworks Solutions, Inc.	8	710
Snowflake, Inc. - Class A(1)	1	81
SS&C Technologies Holdings, Inc.	11	617
Switch, Inc. - Class A	3	94
TD SYNNEX Corp.	68	6,153
TE Connectivity Ltd.	77	8,691
Teledyne Technologies, Inc.(1)	2	827
Teradata Corp.(1)	2	84
Teradyne, Inc.	1	64
Texas Instruments, Inc.	743	114,117
Trimble, Inc.(1)	12	692
Twilio, Inc. - Class A(1)	5	426
Tyler Technologies, Inc.(1)(2)	0	84
Ubiquiti, Inc.(2)	0	50
UiPath, Inc. - Class A(1)	16	293
Unity Software, Inc.(1)	3	119
VeriSign, Inc.(1)	4	682
Viasat, Inc.(1)	3	95
Visa, Inc. - Class A	1,013	199,476
VMware, Inc. - Class A	39	4,392
Vontier Corp.	3	66
Western Digital Corp.(1)	15	669
Western Union Co.	322	5,309
WEX, Inc.(1)	1	92
Wix.com Ltd.(1)	1	37
Wolfspeed, Inc.(1)	6	350
Zebra Technologies Corp. - Class A(1)	1	432
Zoom Video Communications, Inc. - Class A(1)	6	644

Total Information Technology		1,683,775

Materials – 4.62%
Air Products & Chemicals, Inc.	306	73,678
Akzo Nobel NV	120	7,822
Albemarle Corp.	3	565
Alcoa Corp.	9	404
Amcor Plc	71	888
AptarGroup, Inc.	3	319
Ardagh Group SA - Class A(4)	1	11
Ardagh Metal Packaging SA	4	25
Ashland Global Holdings, Inc.	2	253
Avery Dennison Corp.	1	242
Axalta Coating Systems Ltd.(1)	2,358	52,131
Ball Corp.	9	619
Berry Global Group, Inc.(1)	109	5,934
Celanese Corp. - Class A	73	8,616
CF Industries Holdings, Inc.	685	58,708
Chemours Co.	3	93

Cleveland-Cliffs, Inc.(1)	25	379
Corteva, Inc.	631	34,188
Crown Holdings, Inc.	40	3,721
Dow, Inc.	35	1,791
DuPont de Nemours, Inc.	759	42,196
Eagle Materials, Inc.(2)	0	35
Eastman Chemical Co.	103	9,282
Ecolab, Inc.	607	93,405
Element Solutions, Inc.	3,242	57,704
FMC Corp.	4	422
Freeport-McMoRan, Inc.	69	2,015
Ginkgo Bioworks Holdings, Inc.(1)	31	74
Graphic Packaging Holding Co.	3	68
Huntsman Corp.	267	7,556
Ingevity Corp.(1)	71	4,503
International Flavors & Fragrances, Inc.	822	97,961
International Paper Co.	1,387	58,020
Linde Plc	360	103,379
Louisiana-Pacific Corp.	144	7,572
LyondellBasell Industries NV - Class A	129	11,287
Martin Marietta Materials, Inc.	3	808
Mosaic Co.	15	713
NewMarket Corp.(2)	0	82
Newmont Corp.	38	2,259
Nucor Corp.	13	1,316
Olin Corp.	7	308
Packaging Corp. of America	4	597
PPG Industries, Inc.	5	602
Reliance Steel & Aluminum Co.	48	8,183
Royal Gold, Inc.	3	311
RPM International, Inc.	99	7,830
Scotts Miracle-Gro Co.	1	100
Silgan Holdings, Inc.	4	165
Sonoco Products Co.	5	263
Southern Copper Corp.	1	69
SSR Mining, Inc.	10	169
Steel Dynamics, Inc.	9	564
United States Steel Corp.	12	215
Valvoline, Inc.	227	6,553
Vulcan Materials Co.	3	459
Westlake Corp.	2	154
Westrock Co.	225	8,970

Total Materials		786,556

Real Estate – 3.38%
Alexandria Real Estate Equities, Inc.	8	1,114
American Assets Trust, Inc.	90	2,661
American Campus Communities, Inc.	975	62,859
American Homes 4 Rent - Class A	14	512
American Tower Corp.	208	53,161
Americold Realty Trust, Inc.	13	392
Apartment Income REIT Corp.	7	280
AvalonBay Communities, Inc.	7	1,292
Boston Properties, Inc.	7	664
Brandywine Realty Trust	330	3,185
Brixmor Property Group, Inc.	14	286
Camden Property Trust	5	609
CBRE Group, Inc. - Class A(1)	8	592
Corporate Office Properties Trust	2,610	68,357
Cousins Properties, Inc.	92	2,676
CubeSmart	11	455
Digital Realty Trust, Inc.	14	1,756
Douglas Emmett, Inc.	8	185
Duke Realty Corp.	18	1,004
EastGroup Properties, Inc.	2	302
EPR Properties	3	162
Equinix, Inc.	1	700
Equity LifeStyle Properties, Inc.	3	231

Equity Residential	669	48,287
Essex Property Trust, Inc.	3	810
Extra Space Storage, Inc.	6	953
Federal Realty OP LP	4	359
First Industrial Realty Trust, Inc.	6	298
Gaming & Leisure Properties, Inc.	120	5,525
Healthcare Trust of America, Inc. - Class A	11	304
Healthpeak Properties, Inc.	26	665
Highwoods Properties, Inc.	5	173
Host Hotels & Resorts, Inc.	256	4,012
Howard Hughes Corp.(1)	502	34,148
Hudson Pacific Properties, Inc.	7	97
Invitation Homes, Inc.	29	1,034
Iron Mountain, Inc.	139	6,763
JBG SMITH Properties	5	127
Jones Lang LaSalle, Inc.(1)	2	403
Kilroy Realty Corp.	5	283
Kimco Realty Corp.	29	569
Lamar Advertising Co. - Class A(2)	0	39
Life Storage, Inc.	4	447
Medical Properties Trust, Inc.	234	3,576
Mid-America Apartment Communities, Inc.	6	961
National Retail Properties, Inc.	8	359
National Storage Affiliates Trust	4	202
Office Properties Income Trust	132	2,627
Omega Healthcare Investors, Inc.	11	309
Opendoor Technologies, Inc.(1)	18	83
Park Hotels & Resorts, Inc.	11	147
Prologis, Inc.	35	4,142
Public Storage	185	57,775
Rayonier, Inc.	663	24,769
Realty Income Corp.	29	1,957
Regency Centers Corp.	8	484
Rexford Industrial Realty, Inc.	8	453
SBA Communications Corp. - Class A	4	1,255
Simon Property Group, Inc.	8	759
SL Green Realty Corp.	3	132
Spirit Realty Capital, Inc.	6	241
STORE Capital Corp.	12	316
Sun Communities, Inc.	6	910
UDR, Inc.	15	696
Ventas, Inc.	19	978
VICI Properties, Inc.	3,283	97,788
Vornado Realty Trust	98	2,801
Welltower, Inc.	144	11,879
WeWork, Inc. - Class A(1)	6	31
Weyerhaeuser Co.	1,504	49,805
WP Carey, Inc.	9	749
Zillow Group, Inc. - Class A(1)	3	83
Zillow Group, Inc. - Class C(1)	7	233

Total Real Estate		575,231

Utilities – 3.67%
AES Corp.	26	547
Alliant Energy Corp.	12	700
Ameren Corp.	254	22,910
American Electric Power Co., Inc.	25	2,351
American Water Works Co., Inc.	9	1,289
Atmos Energy Corp.	7	737
Avangrid, Inc.	3	156
Brookfield Renewable Corp. - Class A	6	216
CenterPoint Energy, Inc.	2,279	67,409
CMS Energy Corp.	14	931
Consolidated Edison, Inc.	17	1,607
Constellation Energy Corp.	16	891
Dominion Energy, Inc.	488	38,942
DTE Energy Co.	9	1,165
Duke Energy Corp.	37	3,935

Edison International	18	1,132
Entergy Corp.	605	68,203
Essential Utilities, Inc.	11	505
Evergy, Inc.	11	696
Eversource Energy	16	1,386
Exelon Corp.	1,499	67,927
FirstEnergy Corp.	26	993
Hawaiian Electric Industries, Inc.	5	207
IDACORP, Inc.	2	260
National Fuel Gas Co.	103	6,793
NextEra Energy, Inc.	302	23,415
NiSource, Inc.	1,110	32,734
NRG Energy, Inc.	269	10,277
OGE Energy Corp.	9	365
PG&E Corp.(1)	265	2,645
Pinnacle West Capital Corp.	1,096	80,113
PPL Corp.	35	961
Public Service Enterprise Group, Inc.	24	1,501
Sempra Energy	437	65,649
Southern Co.	1,242	88,587
UGI Corp.	10	385
Vistra Corp.	377	8,607
WEC Energy Group, Inc.	15	1,513
Xcel Energy, Inc.	242	17,137

Total Utilities		625,777

Total Common Stocks (Cost: $13,377,273)		16,609,692

CONVERTIBLE PREFERRED STOCKS – 0.26%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%	225	11,137

Total Healthcare		11,137

Utilities – 0.19%
NextEra Energy, Inc., 5.28%	173	8,598
NiSource, Inc., 7.75%	89	10,137
Southern Co., 6.75%	256	13,567

Total Utilities		32,302

Total Convertible Preferred Stocks (Cost: $40,240)		43,439

PREFERRED STOCKS – 0.15%
Consumer Discretionary – 0.15%
Volkswagen AG	188	25,298

Total Consumer Discretionary		25,298

Total Preferred Stocks (Cost: $33,121)		25,298

SHORT-TERM INVESTMENTS – 1.76%
Money Market Funds – 1.73%
Goldman Sachs Financial Square Government Fund - Class I, 1.36%(3)	294,167	294,167

Total Money Market Funds (Cost: $294,167)		294,167

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.03%
BBVA, Madrid, 1.06% due 07/01/2022	$310	310
BNP Paribas, Paris, 0.52% due 07/01/2022(2)	GBP 0	0
Brown Brothers Harriman, 0.01% due 07/01/2022(2)	SEK 0	0
Citibank, London, -0.78% due 07/01/2022	EUR 1	1
Citibank, New York, 1.06% due 07/01/2022	$4,456	4,456
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022	665	665

Total Time Deposits (Cost: $5,432)		5,432

Total Short-Term Investments (Cost: $299,599)		299,599

TOTAL INVESTMENTS IN SECURITIES – 99.68% (Cost: $13,750,233)		16,978,028

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.32%		55,229

TOTAL NET ASSETS – 100.00%		$17,033,257

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $11, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
18	S&P 500 E-mini Future	Sep. 2022	$3,509	$3,411	$(98)

					$(98)

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 93.54%
Communication Services – 9.56%
Activision Blizzard, Inc.	5	$427
Alphabet, Inc. - Class A(1)	2	4,459
Alphabet, Inc. - Class C(1)	1	2,319
Altice USA, Inc. - Class A(1)	28	259
AT&T, Inc.	4	78
Comcast Corp. - Class A	31	1,226
Electronic Arts, Inc.	7	795
IAC/InterActiveCorp(1)	1	111
Live Nation Entertainment, Inc.(1)	3	207
Match Group, Inc.(1)	3	224
Meta Platforms, Inc. - Class A(1)	7	1,197
Netflix, Inc.(1)	1	223
Snap, Inc. - Class A(1)	15	192
Spotify Technology SA(1)	3	258
T-Mobile U.S., Inc.(1)	11	1,522
Verizon Communications, Inc.	11	550
Walt Disney Co.(1)	5	468

Total Communication Services		14,515

Consumer Discretionary – 10.65%
Advance Auto Parts, Inc.	4	645
Amazon.com, Inc.(1)	45	4,767
Aramark	21	655
Booking Holdings, Inc.(1)(2)	0	367
BorgWarner, Inc.	1	35
Carvana Co. - Class A(1)	3	66
Chipotle Mexican Grill, Inc. - Class A(1)(2)	0	280
Coupang, Inc. - Class A(1)	9	115
Darden Restaurants, Inc.(2)	0	1
Dollar General Corp.	6	1,425
DoorDash, Inc. - Class A(1)	1	78
DR Horton, Inc.	1	57
eBay, Inc.(2)	0	0
Etsy, Inc.(1)(2)	0	0
Garmin Ltd.(2)	0	24
General Motors Co.(1)	8	256
Hilton Worldwide Holdings, Inc.(2)	0	50
Home Depot, Inc.	4	1,076
Las Vegas Sands Corp.(1)	21	697
Lennar Corp. - Class A	1	49
Lithia Motors, Inc. - Class A	1	411
Lowe’s Companies, Inc.(2)	0	69
Lululemon Athletica, Inc.(1)	1	203
Marriott International, Inc. - Class A	1	74
Marriott Vacations Worldwide Corp.	4	437
McDonald’s Corp.(2)	0	84
MGM Resorts International	12	343
NIKE, Inc. - Class B	2	244
O’Reilly Automotive, Inc.(1)(2)	0	23
Peloton Interactive, Inc. - Class A(1)	11	104
Rivian Automotive, Inc. - Class A(1)	32	827
Ross Stores, Inc.	7	514
SeaWorld Entertainment, Inc.(1)	11	491
Starbucks Corp.	1	67

Target Corp.	1	74
Tesla, Inc.(1)	1	451
TJX Companies, Inc.	14	773
Toll Brothers, Inc.	7	298
Ulta Beauty, Inc.(1)(2)	0	47
Yum! Brands, Inc.(2)	0	1

Total Consumer Discretionary		16,178

Consumer Staples – 3.79%
Altria Group, Inc.	2	68
Archer-Daniels-Midland Co.	1	47
Church & Dwight Co., Inc.(2)	0	1
Coca-Cola Co.	11	695
Coca-Cola Europacific Partners Plc	14	716
Colgate-Palmolive Co.	1	48
Conagra Brands, Inc.	1	23
Costco Wholesale Corp.(2)	0	100
Estee Lauder Companies, Inc. - Class A(2)	0	63
General Mills, Inc.	1	68
Hershey Co.(2)	0	55
J.M. Smucker Co.(2)	0	31
Kellogg Co.(2)	0	11
McCormick & Co., Inc.(2)	0	20
Mondelez International, Inc. - Class A	8	494
Monster Beverage Corp.(1)	1	69
PepsiCo, Inc.	4	684
Philip Morris International, Inc.	7	666
Procter & Gamble Co.	6	846
Sysco Corp.	1	53
Walmart, Inc.	8	996

Total Consumer Staples		5,754

Energy – 4.22%
Chevron Corp.	7	1,082
ConocoPhillips	1	61
Devon Energy Corp.	1	28
EOG Resources, Inc.(2)	0	52
EQT Corp.	7	258
Exxon Mobil Corp.	9	784
Halliburton Co.	11	345
Hess Corp.	9	948
Kinder Morgan, Inc.	18	303
Marathon Oil Corp.	2	36
Marathon Petroleum Corp.	1	52
Occidental Petroleum Corp.	1	37
Phillips 66	8	625
Pioneer Natural Resources Co.	8	1,732
Schlumberger NV(2)	0	0
Williams Companies, Inc.	2	71

Total Energy		6,414

Financials – 9.65%
Allstate Corp.	5	589
American Express Co.	3	388
American International Group, Inc.	14	712
Ameriprise Financial, Inc.(2)	0	24
Arthur J. Gallagher & Co.(2)	0	46
Axis Capital Holdings Ltd.	10	555
Bank of America Corp.	29	904
Berkshire Hathaway, Inc. - Class B(1)	7	1,823
BlackRock, Inc. - Class A(2)	0	74
Capital One Financial Corp.	1	61
Charles Schwab Corp.	1	64
Chubb Ltd.	4	699

Citigroup, Inc.	1	63
Citizens Financial Group, Inc.	1	21
CME Group, Inc. - Class A	2	420
Fifth Third Bancorp(2)	0	0
Globe Life, Inc.(2)	0	1
Goldman Sachs Group, Inc.(2)	0	76
Hartford Financial Services Group, Inc.	1	91
Intercontinental Exchange, Inc.	2	167
Jefferies Financial Group, Inc.	18	484
JPMorgan Chase & Co.	12	1,296
KeyCorp	1	22
Loews Corp.(2)	0	22
M&T Bank Corp.	5	781
MarketAxess Holdings, Inc.(2)	0	51
Marsh & McLennan Companies, Inc.(2)	0	75
MetLife, Inc.	1	71
MSCI, Inc. - Class A(2)	0	75
Northern Trust Corp.	6	606
PNC Financial Services Group, Inc.(2)	0	54
PROG Holdings, Inc.(1)	11	183
Progressive Corp.	5	583
Prudential Financial, Inc.	1	66
Raymond James Financial, Inc.(2)	0	1
Regions Financial Corp.	3	50
S&P Global, Inc.(2)	0	95
SVB Financial Group(1)(2)	0	153
Travelers Companies, Inc.	7	1,105
Truist Financial Corp.	4	213
US Bancorp	16	759
Wells Fargo & Co.	11	433
Willis Towers Watson Plc	3	665
WR Berkley Corp.(2)	0	31
Zions Bancorp N.A.(2)	0	0

Total Financials		14,652

Healthcare – 14.99%
Abbott Laboratories	1	82
AbbVie, Inc.	1	131
AmerisourceBergen Corp. - Class A(2)	0	53
Amgen, Inc.(2)	0	84
Avantor, Inc.(1)	12	363
Becton Dickinson & Co.	3	794
Boston Scientific Corp.(1)(2)	0	0
Bristol Myers Squibb Co.	1	105
Centene Corp.(1)	1	66
Cigna Corp.	5	1,186
CVS Health Corp.	8	726
Daiichi Sankyo Co. Ltd. - ADR	5	115
Danaher Corp.(2)	0	89
Edwards Lifesciences Corp.(1)	1	62
Elevance Health, Inc.	2	1,009
Eli Lilly & Co.	2	668
Envista Holdings Corp.(1)	14	553
Gilead Sciences, Inc.	1	62
HCA Healthcare, Inc.(2)	0	20
Hologic, Inc.(1)	8	573
Humana, Inc.	3	1,218
Insulet Corp.(1)	1	233
Intuitive Surgical, Inc.(1)	3	647
IQVIA Holdings, Inc.(1)(2)	0	68
Johnson & Johnson	8	1,387
LivaNova Plc(1)	8	483

McKesson Corp.(2)	0	72
Medtronic Plc	8	737
Merck & Co., Inc.	23	2,136
Mettler-Toledo International, Inc.(1)(2)	0	56
Moderna, Inc.(1)(2)	0	38
Perrigo Co. Plc	20	796
Pfizer, Inc.	17	868
Stryker Corp.	5	956
Thermo Fisher Scientific, Inc.	3	1,390
UnitedHealth Group, Inc.	9	4,416
Vertex Pharmaceuticals, Inc.(1)	2	451
Zoetis, Inc. - Class A(2)	0	74

Total Healthcare		22,767

Industrials – 8.01%
3M Co.	1	68
AECOM	10	660
AerCap Holdings NV(1)	10	400
Boeing Co.(1)(2)	0	47
BWX Technologies, Inc.	13	719
Canadian Pacific Railway Ltd.	4	256
Caterpillar, Inc.(2)	0	65
Copart, Inc.(1)(2)	0	26
CSX Corp.	1	37
Deere & Co.	2	704
Delta Air Lines, Inc.(1)	2	50
Eaton Corp. Plc	2	300
Fastenal Co.	1	30
FedEx Corp.(2)	0	32
Fortune Brands Home & Security, Inc.	1	47
General Dynamics Corp.(2)	0	62
General Electric Co.	1	56
Honeywell International, Inc.	6	982
Ingersoll Rand, Inc.	9	381
Jacobs Engineering Group, Inc.	4	481
JB Hunt Transport Services, Inc.	5	746
Johnson Controls International Plc(2)	0	19
L3Harris Technologies, Inc.(2)	0	41
Lockheed Martin Corp.(2)	0	70
Masco Corp.(2)	0	5
MDU Resources Group, Inc.	22	588
Norfolk Southern Corp.(2)	0	59
Northrop Grumman Corp.(2)	0	134
Old Dominion Freight Line, Inc.(2)	0	91
Otis Worldwide Corp.	1	61
PACCAR, Inc.(2)	0	34
Raytheon Technologies Corp.	20	1,954
Republic Services, Inc. - Class A(2)	0	37
Stanley Black & Decker, Inc.	4	424
Textron, Inc.(2)	0	0
Trane Technologies Plc(2)	0	23
TransDigm Group, Inc.(1)(2)	0	35
Union Pacific Corp.	1	237
United Parcel Service, Inc. - Class B	5	851
Vertiv Holdings Co. - Class A	63	520
Waste Management, Inc.	5	829
Westinghouse Air Brake Technologies Corp.(2)	0	0

Total Industrials		12,161

Information Technology – 23.23%
Accenture Plc - Class A	1	190
Adobe, Inc.(1)	2	651
Advanced Micro Devices, Inc.(1)	4	299

Affirm Holdings, Inc. - Class A(1)	3	61
Amphenol Corp. - Class A	7	458
Analog Devices, Inc.	1	83
Apple, Inc.	46	6,270
Applied Materials, Inc.	1	91
Arista Networks, Inc.(1)	2	196
ASML Holding NV - Class REG	2	954
Atlassian Corp. Plc - Class A(1)	1	279
Automatic Data Processing, Inc.	4	821
Block, Inc. - Class A(1)	1	46
Broadcom, Inc.	1	703
Broadridge Financial Solutions, Inc.(2)	0	56
Cadence Design Systems, Inc.(1)	1	78
CDW Corp.(2)	0	32
Cisco Systems, Inc.	8	356
Cognizant Technology Solutions Corp. - Class A	9	614
Enphase Energy, Inc.(1)	2	315
Fidelity National Information Services, Inc.	12	1,112
Fiserv, Inc.(1)	9	842
Fortinet, Inc.(1)	10	588
Global Payments, Inc.	6	621
HashiCorp, Inc. - Class A(1)	1	27
Hewlett Packard Enterprise Co.	1	20
Intel Corp.	2	70
International Business Machines Corp.	1	75
Intuit, Inc.	3	1,270
Juniper Networks, Inc.	2	48
Lam Research Corp.(2)	0	64
Mastercard, Inc. - Class A	2	714
Microchip Technology, Inc.	8	451
Microsoft Corp.	35	9,101
MongoDB, Inc. - Class A(1)	1	274
Motorola Solutions, Inc.(2)	0	58
NVIDIA Corp.	5	704
Oracle Corp.	16	1,128
PayPal Holdings, Inc.(1)	2	155
QUALCOMM, Inc.	4	522
Roper Technologies, Inc.(2)	0	21
Salesforce, Inc.(1)	5	822
SentinelOne, Inc. - Class A(1)	6	131
ServiceNow, Inc.(1)	1	651
Snowflake, Inc. - Class A(1)	1	125
Synopsys, Inc.(1)	1	454
TE Connectivity Ltd.(2)	0	53
Teledyne Technologies, Inc.(1)(2)	0	153
Texas Instruments, Inc.(2)	0	71
Trade Desk, Inc. - Class A(1)	3	108
Visa, Inc. - Class A	12	2,291

Total Information Technology		35,277

Materials – 4.52%
Air Products & Chemicals, Inc.	6	1,400
Amcor Plc	5	58
ArcelorMittal SA	18	397
Axalta Coating Systems Ltd.(1)	23	516
Ball Corp.	6	388
Corteva, Inc.	8	412
Dow, Inc.	1	48
DuPont de Nemours, Inc.	7	408
Ecolab, Inc.	2	313
Element Solutions, Inc.	31	552
Freeport-McMoRan, Inc.(2)	0	8

International Flavors & Fragrances, Inc.	6	743
Linde Plc(2)	0	80
LyondellBasell Industries NV - Class A	1	56
Martin Marietta Materials, Inc.(2)	0	51
Newmont Corp.	1	55
Nucor Corp.	1	59
PPG Industries, Inc.	6	727
Sherwin-Williams Co.	2	366
Vulcan Materials Co.	2	224

Total Materials		6,861

Real Estate – 2.53%
American Campus Communities, Inc.	11	713
American Tower Corp.	3	805
AvalonBay Communities, Inc.(2)	0	21
CBRE Group, Inc. - Class A(1)(2)	0	0
Corporate Office Properties Trust	28	725
Crown Castle International Corp.(2)	0	61
Duke Realty Corp.(2)	0	8
Equity Residential(2)	0	0
Healthpeak Properties, Inc.	2	49
Howard Hughes Corp.(1)	5	347
Mid-America Apartment Communities, Inc.(2)	0	57
Prologis, Inc.	1	78
UDR, Inc.(2)	0	1
VICI Properties, Inc.	33	985

Total Real Estate		3,850

Utilities – 2.39%
Alliant Energy Corp.	1	54
Ameren Corp.	1	57
American Electric Power Co., Inc.	1	60
American Water Works Co., Inc.(2)	0	57
Atmos Energy Corp.(2)	0	1
CenterPoint Energy, Inc.	22	658
CMS Energy Corp.(2)	0	0
Consolidated Edison, Inc.	1	76
Duke Energy Corp.	1	66
Entergy Corp.	6	674
Exelon Corp.	14	634
NextEra Energy, Inc.	3	225
Pinnacle West Capital Corp.	11	782
Sempra Energy	1	224
Southern Co.	1	58
Xcel Energy, Inc.(2)	0	0

Total Utilities		3,626

Total Common Stocks (Cost: $151,607)		142,055

SHORT-TERM INVESTMENTS – 4.04%
Money Market Funds – 3.02%
Goldman Sachs Financial Square Government Fund - Class I, 1.36%(3)	4,577	4,577

Total Money Market Funds (Cost: $4,577)		4,577

	Principal Amount (000s)	Value (000s)
Time Deposits – 1.02%
Citibank, New York, 1.06% due 07/01/2022	$1,552	1,552

Total Time Deposits (Cost: $1,552)		1,552

Total Short-Term Investments (Cost: $6,129)		6,129

TOTAL INVESTMENTS IN SECURITIES – 97.58% (Cost: $157,736)		148,184

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.42%		3,682

TOTAL NET ASSETS – 100.00%		$151,866

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.30%
Communication Services – 3.67%
AdTheorent Holding Co., Inc.(1)	2	$6
Anterix, Inc.(1)(2)	0	19
Arena Group Holdings, Inc.(1)	1	10
Bandwidth, Inc. - Class A(1)	1	11
Boston Omaha Corp. - Class A(1)(2)	0	5
Bumble, Inc. - Class A(1)	287	8,079
Cable One, Inc.	5	6,319
Cargurus, Inc. - Class A(1)	194	4,166
Cars.com, Inc.(1)	2	14
Charge Enterprises, Inc.(1)	14	67
Cinemark Holdings, Inc.(1)	11	168
Cogent Communications Holdings, Inc.	3	189
Consolidated Communications Holdings, Inc.(1)	1	8
DHI Group, Inc.(1)	5	23
Electronic Arts, Inc.	53	6,472
Entravision Communications Corp. - Class A	5	24
Eventbrite, Inc. - Class A(1)	9	91
EverQuote, Inc. - Class A(1)	2	20
Gambling.com Group Ltd.(1)	1	9
Globalstar, Inc.(1)	74	92
Gogo, Inc.(1)(2)	0	8
Gray Television, Inc.	5	83
IDT Corp. - Class B(1)	1	33
IMAX Corp.(1)	4	66
Innovid Corp.(1)	3	5
Integral Ad Science Holding Corp.(1)	2	16
Iridium Communications, Inc.(1)	17	634
John Wiley & Sons, Inc. - Class A	212	10,113
Liberty Broadband Corp. - Class A(1)	1	114
Liberty Broadband Corp. - Class C(1)	6	655
Liberty Media Corp.-Liberty Braves - Class A(1)	1	36
Liberty Media Corp.-Liberty Braves - Class C(1)	5	119
Liberty Media Corp.-Liberty Formula One - Class A(1)(2)	0	15
Liberty Media Corp.-Liberty Formula One - Class C(1)	329	20,867
Liberty Media Corp.-Liberty SiriusXM - Class A	2	68
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4	145
Live Nation Entertainment, Inc.(1)	208	17,189
Loyalty Ventures, Inc.(1)	1	4
Madison Square Garden Sports Corp. - Class A(1)	1	136
Match Group, Inc.(1)	383	26,671
MediaAlpha, Inc. - Class A(1)	3	34
New York Times Co. - Class A	219	6,099
Nexstar Media Group, Inc. - Class A	92	14,954
Ooma, Inc.(1)	3	36
Pinterest, Inc. - Class A(1)	12	209
Playstudios, Inc.(1)	5	22
Playtika Holding Corp.(1)	9	119
PubMatic, Inc. - Class A(1)	5	82
QuinStreet, Inc.(1)(2)	0	5
Reservoir Media, Inc.(1)	2	16
ROBLOX Corp. - Class A(1)	42	1,384
Roku, Inc. - Class A(1)	3	264
Sinclair Broadcast Group, Inc. - Class A	5	111
Spotify Technology SA(1)	13	1,256
Stagwell, Inc.(1)	1	4
Starry Group Holdings, Inc. - Class A(1)	3	12
Take-Two Interactive Software, Inc.(1)	178	21,842
TechTarget, Inc.(1)	4	234
Thryv Holdings, Inc.(1)	1	17

TripAdvisor, Inc.(1)	1	14
Twitter, Inc.(1)	66	2,471
Vimeo, Inc.(1)	19	117
Vinco Ventures, Inc.(1)	13	19
Warner Bros Discovery, Inc.(1)	166	2,223
Warner Music Group Corp. - Class A	231	5,634
Wejo Group Ltd.(1)	4	4
WideOpenWest, Inc.(1)	4	72
World Wrestling Entertainment, Inc. - Class A	204	12,741
Yelp, Inc. - Class A(1)	9	249
Ziff Davis, Inc.(1)	1	86
ZipRecruiter, Inc. - Class A(1)	299	4,436
ZoomInfo Technologies, Inc. - Class A(1)	540	17,944

Total Communication Services		195,479

Consumer Discretionary – 10.05%
Accel Entertainment, Inc. - Class A(1)	8	86
Acushnet Holdings Corp.	219	9,123
Advance Auto Parts, Inc.	189	32,793
aka Brands Holding Corp.(1)	1	2
Allbirds, Inc. - Class A(1)	3	13
American Axle & Manufacturing Holdings, Inc.(1)	1	7
Aptiv Plc(1)	170	15,113
Arko Corp.	11	90
Asbury Automotive Group, Inc.(1)	1	141
Aterian, Inc.(1)	1	1
AutoZone, Inc.(1)	2	3,699
Bath & Body Works, Inc.	347	9,341
Bed Bath & Beyond, Inc.(1)	8	38
Best Buy Co., Inc.	6	392
Bloomin’ Brands, Inc.	8	140
Bluegreen Vacations Holding Corp. - Class A(2)	0	5
Boot Barn Holdings, Inc.(1)	74	5,113
Bright Horizons Family Solutions, Inc.(1)	45	3,841
Brinker International, Inc.(1)	5	116
Brunswick Corp.	1	82
Buckle, Inc.	4	107
Build-A-Bear Workshop, Inc.	1	21
Burlington Stores, Inc.(1)	173	23,602
Caesars Entertainment, Inc.(1)	14	518
Caleres, Inc.	5	124
Callaway Golf Co.(1)	349	7,124
Camping World Holdings, Inc. - Class A	5	107
Canoo, Inc.(1)	15	27
CarMax, Inc.(1)	2	159
CarParts.com, Inc.(1)	7	47
Carriage Services, Inc. - Class A	2	72
Carvana Co. - Class A(1)	10	223
Cavco Industries, Inc.(1)	1	235
Century Casinos, Inc.(1)	3	22
Century Communities, Inc.(2)	0	11
Cheesecake Factory, Inc.	7	172
Chegg, Inc.(1)	16	309
Chewy, Inc. - Class A(1)	151	5,228
Chico’s FAS, Inc.(1)	11	57
Children’s Place, Inc.(1)	1	43
Chipotle Mexican Grill, Inc. - Class A(1)	25	32,093
Choice Hotels International, Inc.	3	357
Churchill Downs, Inc.	3	660
Citi Trends, Inc.(1)(2)	0	1
Clarus Corp.	3	60
Coursera, Inc.(1)	15	216
Cracker Barrel Old Country Store, Inc.	3	260
Crocs, Inc.(1)	8	391
Darden Restaurants, Inc.	9	986
Dave & Buster’s Entertainment, Inc.(1)	6	189
Deckers Outdoor Corp.(1)	2	584
Denny’s Corp.(1)	6	50

Designer Brands, Inc. - Class A	5	71
Destination XL Group, Inc.(1)	4	13
Dillard’s, Inc. - Class A	1	126
Dine Brands Global, Inc.	2	124
Dollar Tree, Inc.(1)	83	12,895
Domino’s Pizza, Inc.	19	7,512
DoorDash, Inc. - Class A(1)	21	1,358
Dorman Products, Inc.(1)	3	376
DR Horton, Inc.	16	1,074
DraftKings, Inc. - Class A(1)	37	426
Dream Finders Homes, Inc. - Class A(1)	3	30
Duluth Holdings, Inc. - Class B(1)	1	9
Duolingo, Inc. - Class A(1)	87	7,629
eBay, Inc.	7	295
Ermenegildo Zegna Holditalia SpA(1)	1	14
Etsy, Inc.(1)	88	6,414
European Wax Center, Inc. - Class A	3	44
Everi Holdings, Inc.(1)	6	106
EVgo, Inc.(1)	2	12
Expedia Group, Inc.(1)	14	1,372
F45 Training Holdings, Inc.(1)	5	19
Faraday Future Intelligent Electric, Inc.(1)	7	17
Farfetch Ltd. - Class A(1)	202	1,447
First Watch Restaurant Group, Inc.(1)(2)	0	6
Fisker, Inc.(1)	21	181
Five Below, Inc.(1)	85	9,625
Floor & Decor Holdings, Inc. - Class A(1)	78	4,920
Fox Factory Holding Corp.(1)	83	6,703
Franchise Group, Inc.	3	122
Full House Resorts, Inc.(1)	1	7
Funko, Inc. - Class A(1)	136	3,040
Gentherm, Inc.(1)	247	15,400
Genuine Parts Co.	1	142
Global-e Online Ltd.(1)	389	7,846
Golden Entertainment, Inc.(1)	3	106
Green Brick Partners, Inc.(1)	1	21
Groupon, Inc. - Class A(1)(2)	0	3
Guess?, Inc.	5	79
H&R Block, Inc.	13	455
Harley-Davidson, Inc.	226	7,159
Helen of Troy Ltd.(1)	21	3,465
Hibbett, Inc.	1	57
Hilton Grand Vacations, Inc.(1)	12	418
Hilton Worldwide Holdings, Inc.	19	2,113
Holley, Inc.(1)	7	71
Hovnanian Enterprises, Inc. - Class A(1)	1	29
Hyatt Hotels Corp. - Class A(1)	111	8,210
Inspired Entertainment, Inc.(1)	2	17
Installed Building Products, Inc.	3	268
International Game Technology Plc	3	55
iRobot Corp.(1)	3	113
Jack in the Box, Inc.(2)	0	26
KB Home	2	52
Kontoor Brands, Inc.	7	245
Krispy Kreme, Inc.	2	33
Kura Sushi USA, Inc. - Class A(1)	1	30
Las Vegas Sands Corp.(1)	12	401
Latham Group, Inc.(1)	5	37
LCI Industries	3	366
Leslie’s, Inc.(1)	1,874	28,440
LGI Homes, Inc.(1)(2)	0	17
Lindblad Expeditions Holdings, Inc.(1)(2)	0	3
Liquidity Services, Inc.(1)	2	22
LKQ Corp.	113	5,535
Lovesac Co.(1)	2	52
Lucid Group, Inc.(1)	48	820
Lululemon Athletica, Inc.(1)	62	17,038

Lulu’s Fashion Lounge Holdings, Inc.(1)	1	12
Luminar Technologies, Inc. - Class A(1)	32	189
M/I Homes, Inc.(1)	1	26
Malibu Boats, Inc. - Class A(1)	3	143
Marine Products Corp.	1	9
MarineMax, Inc.(1)(2)	0	7
MasterCraft Boat Holdings, Inc.(1)	2	52
Mattel, Inc.(1)	916	20,454
MDC Holdings, Inc.	2	61
Meritage Homes Corp.(1)(2)	0	22
Mister Car Wash, Inc.(1)	5	60
Monarch Casino & Resort, Inc.(1)	2	102
Mullen Automotive, Inc.(1)	3	3
Murphy USA, Inc.	3	689
National Vision Holdings, Inc.(1)	134	3,680
NEOGAMES SA(1)	2	22
Nerdy, Inc.(1)	7	15
Noodles & Co. - Class A(1)	6	27
Nordstrom, Inc.	9	192
Norwegian Cruise Line Holdings Ltd.(1)	3	31
NVR, Inc.(1)(2)	0	825
Ollie’s Bargain Outlet Holdings, Inc.(1)	56	3,315
ONE Group Hospitality, Inc.(1)	3	21
OneSpaWorld Holdings Ltd.(1)	9	63
OneWater Marine, Inc. - Class A(1)(2)	0	3
O’Reilly Automotive, Inc.(1)	3	1,610
Oxford Industries, Inc.	1	128
Papa John’s International, Inc.	124	10,371
Party City Holdco, Inc.(1)	5	7
Patrick Industries, Inc.(2)	0	15
Petco Health & Wellness Co., Inc. - Class A(1)	329	4,853
PetMed Express, Inc.	2	44
Planet Fitness, Inc. - Class A(1)	391	26,580
Polaris, Inc.	4	395
Pool Corp.	16	5,794
Portillo’s, Inc. - Class A(1)	3	43
PowerSchool Holdings, Inc. - Class A(1)	2	25
PulteGroup, Inc.	9	356
Purple Innovation, Inc. - Class A(1)(2)	0	1
Quotient Technology, Inc.(1)	1	4
RCI Hospitality Holdings, Inc.	1	51
RealReal, Inc.(1)	2	4
Red Rock Resorts, Inc. - Class A	3	106
Rent the Runway, Inc. - Class A(1)	6	19
Rent-A-Center, Inc.	7	135
Revolve Group, Inc. - Class A(1)	176	4,571
RH(1)	1	131
Rocky Brands, Inc.(2)	0	2
Ross Stores, Inc.	14	984
Rover Group, Inc. - Class A(1)	11	43
Rush Street Interactive, Inc.(1)	7	35
Ruth’s Hospitality Group, Inc.	5	74
Sally Beauty Holdings, Inc.(1)	13	157
SeaWorld Entertainment, Inc.(1)	3	129
Shake Shack, Inc. - Class A(1)	5	200
Shutterstock, Inc.	3	181
Six Flags Entertainment Corp.(1)	4	78
Skechers USA, Inc. - Class A(1)	2	68
Skyline Champion Corp.(1)	122	5,778
Sleep Number Corp.(1)	1	39
Smith & Wesson Brands, Inc.(2)	0	5
Solid Power, Inc.(1)	3	15
Sonder Holdings, Inc.(1)	6	6
Sonos, Inc.(1)	17	307
Steven Madden Ltd.	212	6,823
Stitch Fix, Inc. - Class A(1)	4	21
Stoneridge, Inc.(1)(2)	0	7

Stride, Inc.(1)	5	216
Sturm Ruger & Co., Inc.	2	135
Sweetgreen, Inc. - Class A(1)	2	20
Tapestry, Inc.	3	103
Target Hospitality Corp.(1)	4	23
Taylor Morrison Home Corp. - Class A(1)	2	42
Tenneco, Inc. - Class A(1)	11	190
Terminix Global Holdings, Inc.(1)	25	1,001
Texas Roadhouse, Inc. - Class A	96	7,011
ThredUp, Inc. - Class A(1)	1	4
Toll Brothers, Inc.	5	240
TopBuild Corp.(1)	3	438
Torrid Holdings, Inc.(1)	1	5
Tractor Supply Co.	153	29,624
Travel + Leisure Co.	6	222
TRI Pointe Homes, Inc.(1)	1	19
Udemy, Inc.(1)	9	95
Ulta Beauty, Inc.(1)	111	42,613
Universal Technical Institute, Inc.(1)	4	30
Vail Resorts, Inc.	4	797
Victoria’s Secret & Co.(1)	6	157
Visteon Corp.(1)	95	9,848
Vivid Seats, Inc. - Class A	1	6
Vivint Smart Home, Inc.(1)	4	12
Vizio Holding Corp. - Class A(1)	9	60
Vuzix Corp.(1)	7	48
Warby Parker, Inc. - Class A(1)	11	127
Wayfair, Inc. - Class A(1)	5	205
Wendy’s Co.	16	310
Williams-Sonoma, Inc.	5	587
Wingstop, Inc.	140	10,502
Winmark Corp.	13	2,540
Wolverine World Wide, Inc.	10	211
Workhorse Group, Inc.(1)	18	46
Wyndham Hotels & Resorts, Inc.	6	402
Wynn Resorts Ltd.(1)	1	73
Xometry, Inc. - Class A(1)	4	149
XPEL, Inc.(1)	3	133
Xponential Fitness, Inc. - Class A(1)	1	9
YETI Holdings, Inc.(1)	172	7,428
Yum! Brands, Inc.	3	362

Total Consumer Discretionary		535,583

Consumer Staples – 4.29%
22nd Century Group, Inc.(1)	21	45
Beauty Health Co.(1)	312	4,013
BellRing Brands, Inc.(1)	457	11,381
Benson Hill, Inc.(1)	11	30
Beyond Meat, Inc.(1)	8	196
BJ’s Wholesale Club Holdings, Inc.(1)	8	508
Boston Beer Co., Inc. - Class A(1)	33	9,953
BRC, Inc. - Class A(1)	3	27
Brown-Forman Corp. - Class A	3	172
Brown-Forman Corp. - Class B	10	727
Calavo Growers, Inc.	2	95
Cal-Maine Foods, Inc.	5	230
Celsius Holdings, Inc.(1)	251	16,388
Central Garden & Pet Co. - Class A(1)	1	21
Central Garden & Pet Co. - Class A(1)	2	78
Chefs’ Warehouse, Inc.(1)	3	128
Church & Dwight Co., Inc.	74	6,812
Clorox Co.	144	20,269
Coca-Cola Consolidated, Inc.	1	349
Darling Ingredients, Inc.(1)	1	65
Duckhorn Portfolio, Inc.(1)	5	102
elf Beauty, Inc.(1)	207	6,364
Energizer Holdings, Inc.	9	250
Freshpet, Inc.(1)	441	22,876

Grocery Outlet Holding Corp.(1)	134	5,709
Herbalife Nutrition Ltd.(1)	9	176
Hershey Co.	12	2,603
Hormel Foods Corp.	308	14,587
Hostess Brands, Inc. - Class A(1)	100	2,124
Inter Parfums, Inc.	168	12,251
J&J Snack Foods Corp.	2	278
J.M. Smucker Co.	137	17,537
John B Sanfilippo & Son, Inc.	1	56
Kellogg Co.	13	945
Lamb Weston Holdings, Inc.	224	15,991
Lancaster Colony Corp.	2	282
Local Bounti Corp.(1)	2	7
McCormick & Co., Inc.	284	23,643
Medifast, Inc.	2	272
MGP Ingredients, Inc.	115	11,484
Mission Produce, Inc.(1)	1	12
Molson Coors Beverage Co. - Class B	93	5,073
National Beverage Corp.	3	151
Natural Grocers by Vitamin Cottage, Inc.	1	16
Nu Skin Enterprises, Inc. - Class A	3	120
Olaplex Holdings, Inc.(1)	12	165
Performance Food Group Co.(1)	4	204
Pilgrim’s Pride Corp.(1)	2	76
PriceSmart, Inc.	2	147
Rite Aid Corp.(1)	3	23
Sanderson Farms, Inc.	2	521
Simply Good Foods Co.(1)	317	11,962
Sovos Brands, Inc.(1)	3	41
Sprouts Farmers Market, Inc.(1)	15	368
SunOpta, Inc.(1)	12	92
Tattooed Chef, Inc.(1)	7	43
Thorne HealthTech, Inc.(1)	2	10
Tootsie Roll Industries, Inc.	2	61
Turning Point Brands, Inc.	2	59
United Natural Foods, Inc.(1)(2)	0	20
USANA Health Sciences, Inc.(1)	2	109
Utz Brands, Inc.	8	104
Vector Group Ltd.	3	30
Veru, Inc.(1)	9	100
Vintage Wine Estates, Inc.(1)	1	5
Vita Coco Co., Inc.(1)	4	36
Vital Farms, Inc.(1)	4	39
WD-40 Co.	2	361

Total Consumer Staples		228,972

Energy – 2.49%
Amplify Energy Corp.(1)	4	24
Antero Resources Corp.(1)	18	565
Arch Resources, Inc.	2	289
Archaea Energy, Inc. - Class A(1)	3	45
Battalion Oil Corp.(1)	1	5
Berry Corp.	2	16
Borr Drilling Ltd.(1)	9	43
Brigham Minerals, Inc. - Class A	7	168
Cactus, Inc. - Class A	124	4,986
Callon Petroleum Co.(1)	89	3,502
Cameco Corp.	789	16,590
Centennial Resource Development, Inc. - Class A(1)	3	20
ChampionX Corp.	538	10,674
Cheniere Energy, Inc.	14	1,853
CNX Resources Corp.(1)	2	29
Comstock Resources, Inc.(1)	12	144
CONSOL Energy, Inc.(1)	4	213
Continental Resources, Inc.	3	168
Coterra Energy, Inc.	205	5,290
Crescent Energy Co. - Class A	4	54
CVR Energy, Inc.	4	130

Delek US Holdings, Inc.(1)	9	240
Denbury, Inc.(1)	7	403
Devon Energy Corp.	31	1,696
Diamondback Energy, Inc.	141	17,080
DMC Global, Inc.(1)(2)	0	8
Earthstone Energy, Inc. - Class A(1)	6	77
Empire Petroleum Corp.(1)	1	11
Energy Fuels, Inc.(1)	17	83
Enviva, Inc.	3	164
Equitrans Midstream Corp.	13	85
Golar LNG Ltd.(1)	1	17
Gulfport Energy Corp.(1)	2	127
Halliburton Co.	39	1,222
Helmerich & Payne, Inc.	255	11,000
Hess Corp.	21	2,234
HighPeak Energy, Inc.	1	28
Kinetik Holdings, Inc. - Class A(2)	0	8
Kosmos Energy Ltd.(1)	59	364
Laredo Petroleum, Inc.(1)	2	154
Liberty Energy, Inc. - Class A(1)	19	237
Magnolia Oil & Gas Corp. - Class A	334	7,005
Matador Resources Co.	184	8,596
Murphy Oil Corp.	8	256
Nabors Industries Ltd.(1)	1	146
New Fortress Energy, Inc. - Class A	140	5,547
NextDecade Corp.(1)	4	16
NexTier Oilfield Solutions, Inc.(1)	24	225
Noble Corp.(1)	1	29
Northern Oil & Gas, Inc.	7	187
Oasis Petroleum, Inc.	3	315
Oceaneering International, Inc.(1)	12	126
ONEOK, Inc.	5	273
Ovintiv, Inc.	18	779
Par Pacific Holdings, Inc.(1)	7	102
Patterson-UTI Energy, Inc.	19	299
PBF Energy, Inc. - Class A(1)	3	84
PDC Energy, Inc.	5	296
Pioneer Natural Resources Co.	15	3,261
ProFrac Holding Corp. - Class A(1)	338	6,188
Range Resources Corp.(1)	16	407
Ranger Oil Corp. - Class A(1)	158	5,179
Riley Exploration Permian, Inc.	1	21
Ring Energy, Inc.(1)	5	13
RPC, Inc.(1)	11	74
SandRidge Energy, Inc.(1)	2	39
SilverBow Resources, Inc.(1)	2	45
Sitio Royalties Corp.	2	39
SM Energy Co.	16	549
Solaris Oilfield Infrastructure, Inc. - Class A	5	52
Southwestern Energy Co.(1)	1,445	9,030
Talos Energy, Inc.(1)	9	135
Targa Resources Corp.	22	1,290
Tellurian, Inc.(1)	68	203
TETRA Technologies, Inc.(1)	18	73
Texas Pacific Land Corp.	1	817
Uranium Energy Corp.(1)	37	112
Ur-Energy, Inc.(1)	28	30
US Silica Holdings, Inc.(1)	1	16
VAALCO Energy, Inc.	8	53
Valaris Ltd.(1)	8	342
Vertex Energy, Inc.(1)	6	66
W&T Offshore, Inc.(1)	10	45
Weatherford International Plc(1)	9	183
Whiting Petroleum Corp.	1	86

Total Energy		132,675

Financials – 10.72%
Alleghany Corp.(1)(2)	0	155

Ameriprise Financial, Inc.	7	1,592
AMERISAFE, Inc.	64	3,328
Apollo Global Management, Inc.	33	1,623
Arch Capital Group Ltd.(1)	11	520
Ares Management Corp. - Class A	15	827
Argo Group International Holdings Ltd.	145	5,342
Arthur J. Gallagher & Co.	213	34,770
Artisan Partners Asset Management, Inc. - Class A	5	181
Atlanticus Holdings Corp.(1)(2)	0	12
Axos Financial, Inc.(1)	1	27
B. Riley Financial, Inc.	3	111
BancFirst Corp.	2	152
Bancorp, Inc.(1)	4	78
Bank of NT Butterfield & Son Ltd.(2)	0	14
BayCom Corp.(2)	0	6
Blucora, Inc.(1)	6	116
Blue Owl Capital, Inc. - Class A	39	391
Bridgewater Bancshares, Inc.(1)	1	17
Brightsphere Investment Group, Inc.	4	74
Brown & Brown, Inc.	2	102
BRP Group, Inc. - Class A(1)	8	183
Cadence Bank	1	33
Camden National Corp.	69	3,051
Coastal Financial Corp.(1)	1	56
Cohen & Steers, Inc.	134	8,501
Columbia Banking System, Inc.	271	7,764
Columbia Financial, Inc.(1)	1	32
Credit Acceptance Corp.(1)(2)	0	31
Cullen/Frost Bankers, Inc.	77	8,967
Curo Group Holdings Corp.	2	13
Customers Bancorp, Inc.(1)	114	3,860
Diamond Hill Investment Group, Inc.(2)	0	68
Donnelley Financial Solutions, Inc.(1)(2)	0	8
Eastern Bankshares, Inc.	4	81
eHealth, Inc.(1)	1	9
Erie Indemnity Co. - Class A	2	340
Esquire Financial Holdings, Inc.	1	30
Everest Re Group Ltd.	143	40,123
FactSet Research Systems, Inc.	35	13,318
Farmers & Merchants Bancorp, Inc.(2)	0	15
Federated Hermes, Inc. - Class B	12	367
First Citizens BancShares, Inc. - Class A(2)	0	187
First Financial Bankshares, Inc.	17	678
First Interstate BancSystem, Inc. - Class A	138	5,277
First Merchants Corp.	189	6,742
First Republic Bank	134	19,352
FirstCash Holdings, Inc.	117	8,143
Five Star Bancorp	1	16
Focus Financial Partners, Inc. - Class A(1)	237	8,058
FVCBankcorp, Inc.(1)(2)	0	5
GAMCO Investors, Inc. - Class A	1	12
GCM Grosvenor, Inc. - Class A	5	34
Glacier Bancorp, Inc.	2	90
Goosehead Insurance, Inc. - Class A	2	99
Green Dot Corp. - Class A(1)(2)	0	11
Greene County Bancorp, Inc.(2)	0	20
Hamilton Lane, Inc. - Class A	5	316
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	25
HCI Group, Inc.	1	65
Hingham Institution for Savings(2)	0	9
HomeTrust Bancshares, Inc.(2)	0	7
Houlihan Lokey, Inc. - Class A	122	9,660
Investors Title Co.(2)	0	6
Kinsale Capital Group, Inc.	103	23,660
Lakeland Financial Corp.	3	192
LendingClub Corp.(1)	1	8
LendingTree, Inc.(1)	1	60

Lincoln National Corp.	4	165
Live Oak Bancshares, Inc.	3	114
LPL Financial Holdings, Inc.	216	39,886
Manning & Napier, Inc. - Class A	1	10
Markel Corp.(1)(2)	0	378
MarketAxess Holdings, Inc.	30	7,723
Meta Financial Group, Inc.	1	40
Metrocity Bankshares, Inc.	1	12
Metropolitan Bank Holding Corp.(1)(2)	0	12
Moelis & Co. - Class A	4	170
Morningstar, Inc.	2	518
MSCI, Inc. - Class A	63	25,761
Nasdaq, Inc.	183	27,938
NerdWallet, Inc. - Class A(1)	3	26
Nicolet Bankshares, Inc.(1)(2)	0	17
NMI Holdings, Inc. - Class A(1)	1	15
Northern Trust Corp.	186	17,945
Open Lending Corp. - Class A(1)	14	146
PacWest Bancorp	152	4,044
Palomar Holdings, Inc. - Class A(1)	97	6,261
PennyMac Mortgage Investment Trust	3	36
Perella Weinberg Partners - Class A	6	34
Piper Sandler Companies	31	3,546
PJT Partners, Inc. - Class A	3	219
PRA Group, Inc.(1)	356	12,961
Professional Holding Corp. - Class A(1)(2)	0	5
PROG Holdings, Inc.(1)	1	21
Prosperity Bancshares, Inc.	213	14,542
Pzena Investment Management, Inc. - Class A	2	13
Raymond James Financial, Inc.	1	133
RenaissanceRe Holdings Ltd.	2	355
RLI Corp.	5	603
Rocket Companies, Inc. - Class A	6	47
Ryan Specialty Holdings, Inc. - Class A(1)	787	30,835
Sculptor Capital Management, Inc. - Class A	2	13
ServisFirst Bancshares, Inc.	7	526
Signature Bank(2)	0	54
Silvercrest Asset Management Group, Inc. - Class A	1	20
Silvergate Capital Corp. - Class A(1)	69	3,667
SiriusPoint Ltd.(1)	2	11
StepStone Group, Inc. - Class A	7	183
Stock Yards Bancorp, Inc.	3	190
StoneX Group, Inc.(1)(2)	0	21
SVB Financial Group(1)	128	50,572
Tradeweb Markets, Inc. - Class A	804	54,858
Triumph Bancorp, Inc.(1)	1	72
Trupanion, Inc.(1)	5	312
UMB Financial Corp.	59	5,079
Universal Insurance Holdings, Inc.	1	8
Upstart Holdings, Inc.(1)	1	42
UWM Holdings Corp.	8	27
Value Line, Inc.(2)	0	5
Veritex Holdings, Inc.	1	27
Victory Capital Holdings, Inc. - Class A	1	16
Virtus Investment Partners, Inc.(2)	0	20
Walker & Dunlop, Inc.	44	4,235
West Bancorp, Inc.	1	16
Westamerica Bancorporation	1	47
Western Alliance Bancorp	6	443
Wintrust Financial Corp.	93	7,436
WisdomTree Investments, Inc.	18	90
World Acceptance Corp.(1)(2)	0	41
WR Berkley Corp.	352	24,039
WSFS Financial Corp.	152	6,083

Total Financials		571,704

Healthcare – 22.82%
10X Genomics, Inc. - Class A(1)	8	350

23andMe Holding Co. - Class A(1)	9	23
Aadi Bioscience, Inc.(1)	2	23
Abcam Plc - ADR(1)	365	5,278
AbCellera Biologics, Inc.(1)	11	122
ABIOMED, Inc.(1)	4	1,059
Acadia Healthcare Co., Inc.(1)	280	18,949
ACADIA Pharmaceuticals, Inc.(1)	16	221
Aclaris Therapeutics, Inc.(1)	8	109
Adaptive Biotechnologies Corp.(1)	1	6
Addus HomeCare Corp.(1)	1	69
ADMA Biologics, Inc.(1)	11	21
Aduro Bioteech, Inc.(1)(4)	5	16
Aerie Pharmaceuticals, Inc.(1)	5	40
Affimed NV(1)	19	52
Agenus, Inc.(1)	35	69
Agilent Technologies, Inc.	184	21,840
Agiliti, Inc.(1)	4	74
agilon health, Inc.(1)	17	369
AirSculpt Technologies, Inc.(1)	2	10
Akero Therapeutics, Inc.(1)(2)	0	3
Akoya Biosciences, Inc.(1)	2	26
Albireo Pharma, Inc.(1)	2	45
Alector, Inc.(1)	8	82
Align Technology, Inc.(1)	71	16,716
Alignment Healthcare, Inc.(1)	11	125
Alkermes Plc(1)	198	5,911
Allscripts Healthcare Solutions, Inc.(1)	283	4,196
Alnylam Pharmaceuticals, Inc.(1)	66	9,584
Alphatec Holdings, Inc.(1)	8	54
Alpine Immune Sciences, Inc.(1)	1	8
AmerisourceBergen Corp. - Class A	14	2,020
Amicus Therapeutics, Inc.(1)	36	391
AMN Healthcare Services, Inc.(1)	147	16,132
Amneal Pharmaceuticals, Inc.(1)	14	46
Amphastar Pharmaceuticals, Inc.(1)	5	179
Amylyx Pharmaceuticals, Inc.(1)(2)	0	6
Anavex Life Sciences Corp.(1)	9	89
Apellis Pharmaceuticals, Inc.(1)	116	5,226
Apollo Medical Holdings, Inc.(1)	5	200
Arbutus Biopharma Corp.(1)	8	21
Arcturus Therapeutics Holdings, Inc.(1)	3	43
Arcutis Biotherapeutics, Inc.(1)	5	97
Argenx SE - ADR(1)	145	55,089
Arrowhead Pharmaceuticals, Inc.(1)	14	484
Artivion, Inc.(1)	4	83
Arvinas, Inc.(1)	7	274
Ascendis Pharma - ADR(1)	404	37,573
Atara Biotherapeutics, Inc.(1)	1	11
AtriCure, Inc.(1)	4	164
Atrion Corp.(2)	0	116
Aura Biosciences, Inc.(1)	2	33
Aurinia Pharmaceuticals, Inc.(1)	18	180
Avantor, Inc.(1)	54	1,685
Avid Bioservices, Inc.(1)	8	120
Axogen, Inc.(1)	5	43
Axonics, Inc.(1)	73	4,164
Axsome Therapeutics, Inc.(1)	4	143
Azenta, Inc.	277	19,959
Babylon Holdings Ltd./Jersey - Class A(1)	14	14
Beam Therapeutics, Inc.(1)	8	327
BioCryst Pharmaceuticals, Inc.(1)	559	5,918
Biohaven Pharmaceutical Holding Co. Ltd.(1)	5	745
BioLife Solutions, Inc.(1)(2)	0	4
BioNTech SE - ADR	63	9,433
Bio-Rad Laboratories, Inc. - Class A(1)	27	13,365
Bio-Techne Corp.	101	35,135
Blueprint Medicines Corp.(1)	8	401

Bridgebio Pharma, Inc.(1)	9	77
Bruker Corp.	10	649
Cano Health, Inc.(1)	22	96
Cardiovascular Systems, Inc.(1)	3	42
CareDx, Inc.(1)	7	148
Cassava Sciences, Inc.(1)	5	139
Catalent, Inc.(1)	652	69,991
Catalyst Pharmaceuticals, Inc.(1)	12	87
Celldex Therapeutics, Inc.(1)	1	38
Celularity, Inc.(1)	2	6
Cerevel Therapeutics Holdings, Inc.(1)	7	192
Certara, Inc.(1)	7	153
Cerus Corp.(1)	23	119
Change Healthcare, Inc.(1)	2	43
Charles River Laboratories International, Inc.(1)	5	964
Chemed Corp.(2)	0	230
ChemoCentryx, Inc.(1)	6	150
Chimerix, Inc.(1)	7	15
Clover Health Investments Corp. - Class A(1)	49	106
Codexis, Inc.(1)	8	83
Coherus Biosciences, Inc.(1)	10	69
Collegium Pharmaceutical, Inc.(1)	4	80
CONMED Corp.	93	8,863
Cooper Companies, Inc.	78	24,349
Corcept Therapeutics, Inc.(1)	11	265
CorVel Corp.(1)	1	173
Crinetics Pharmaceuticals, Inc.(1)	285	5,318
Cross Country Healthcare, Inc.(1)	1	13
CryoPort, Inc.(1)	181	5,597
CTI BioPharma Corp.(1)	2	13
Cutera, Inc.(1)	2	81
Cytek Biosciences, Inc.(1)	15	159
Cytokinetics, Inc.(1)	10	386
DaVita, Inc.(1)	6	453
Deciphera Pharmaceuticals, Inc.(1)	2	22
Definitive Healthcare Corp. - Class A(1)	2	35
Denali Therapeutics, Inc.(1)	13	385
Dentsply Sirona, Inc.	470	16,793
DermTech, Inc.(1)	165	913
DexCom, Inc.(1)	455	33,897
DocGo, Inc.(1)	10	75
Doximity, Inc. - Class A(1)	4	147
Dynavax Technologies Corp. - Class A(1)	16	197
Eagle Pharmaceuticals, Inc.(1)	1	64
Edwards Lifesciences Corp.(1)	355	33,757
Eiger BioPharmaceuticals, Inc.(1)	5	30
Embecta Corp.(1)	6	164
Enanta Pharmaceuticals, Inc.(1)(2)	0	15
Ensign Group, Inc.	7	527
Envista Holdings Corp.(1)	309	11,909
Equillium, Inc.(1)	375	765
Esperion Therapeutics, Inc.(1)	8	53
Evolent Health, Inc. - Class A(1)	84	2,575
Evolus, Inc.(1)	5	55
Evotec SE - ADR(1)	587	7,030
Exact Sciences Corp.(1)	113	4,450
Exelixis, Inc.(1)	453	9,434
EyePoint Pharmaceuticals, Inc.(1)	2	12
Fate Therapeutics, Inc.(1)	179	4,445
FibroGen, Inc.(1)	10	107
Figs, Inc. - Class A(1)	14	128
Foghorn Therapeutics, Inc.(1)	3	35
Galapagos NV - ADR(1)	170	9,472
Genmab - ADR(1)	374	12,147
Geron Corp.(1)	33	51
Glaukos Corp.(1)	6	275
Global Blood Therapeutics, Inc.(1)	8	265

Globus Medical, Inc. - Class A(1)	153	8,566
Gossamer Bio, Inc.(1)	8	69
GreenLight Biosciences Holdings PBC(1)	2	4
GTX, Inc.(1)(2)(4)	0	0
Guardant Health, Inc.(1)	9	373
Haemonetics Corp.(1)	7	436
Halozyme Therapeutics, Inc.(1)	679	29,892
Hanger, Inc.(1)	5	76
Harmony Biosciences Holdings, Inc.(1)	3	165
Health Catalyst, Inc.(1)	148	2,139
HealthEquity, Inc.(1)	262	16,100
HealthStream, Inc.(1)	1	11
Heron Therapeutics, Inc.(1)	13	38
Heska Corp.(1)	38	3,583
HilleVax, Inc.(1)	1	6
Hims & Hers Health, Inc.(1)	13	61
Hologic, Inc.(1)	100	6,963
Horizon Therapeutics Plc(1)	99	7,900
Humacyte, Inc.(1)	2	7
ICON Plc(1)	57	12,376
ICU Medical, Inc.(1)(2)	0	58
IDEXX Laboratories, Inc.(1)	42	14,683
IGM Biosciences, Inc.(1)	1	18
Illumina, Inc.(1)	10	1,905
Imago Biosciences, Inc.(1)	2	28
ImmunityBio, Inc.(1)	8	30
ImmunoGen, Inc.(1)	14	62
Inari Medical, Inc.(1)	135	9,165
Incyte Corp.(1)	15	1,147
Inhibrx, Inc.(1)	4	41
Innovage Holding Corp.(1)(2)	0	2
Innoviva, Inc.(1)	8	123
Inogen, Inc.(1)(2)	0	5
Insmed, Inc.(1)	16	315
Inspire Medical Systems, Inc.(1)	139	25,358
Insulet Corp.(1)	28	6,206
Integra LifeSciences Holdings Corp.(1)	396	21,395
Intellia Therapeutics, Inc.(1)	7	339
Intercept Pharmaceuticals, Inc.(1)	3	45
Intra-Cellular Therapies, Inc.(1)	306	17,479
Ionis Pharmaceuticals, Inc.(1)	12	456
IQVIA Holdings, Inc.(1)	18	3,910
iRadimed Corp.	1	33
iRhythm Technologies, Inc.(1)	38	4,144
Ironwood Pharmaceuticals, Inc. - Class A(1)	18	208
IVERIC bio, Inc.(1)	16	151
Joint Corp.(1)	2	29
Karuna Therapeutics, Inc.(1)	38	4,862
Karyopharm Therapeutics, Inc.(1)	10	47
Keros Therapeutics, Inc.(1)	2	57
Kezar Life Sciences, Inc.(1)	423	3,498
Kiniksa Pharmaceuticals Ltd. - Class A(1)	4	38
Krystal Biotech, Inc.(1)	1	60
Kura Oncology, Inc.(1)	120	2,201
Lantheus Holdings, Inc.(1)	9	597
LeMaitre Vascular, Inc.	3	119
Lexicon Pharmaceuticals, Inc.(1)	3	6
LHC Group, Inc.(1)	4	615
LifeStance Health Group, Inc.(1)	1	3
Ligand Pharmaceuticals, Inc.(1)	49	4,337
Liquidia Corp.(1)	4	16
LivaNova Plc(1)	78	4,845
Madrigal Pharmaceuticals, Inc.(1)	2	118
MannKind Corp.(1)	3	12
Maravai LifeSciences Holdings, Inc. - Class A(1)	297	8,449
Masimo Corp.(1)	100	13,019
Medpace Holdings, Inc.(1)	81	12,053

MeiraGTx Holdings Plc(1)(2)	0	2
Meridian Bioscience, Inc.(1)	6	175
Merit Medical Systems, Inc.(1)	6	349
Mesa Laboratories, Inc.	52	10,521
Mettler-Toledo International, Inc.(1)	2	2,460
Mirum Pharmaceuticals, Inc.(1)	2	40
ModivCare, Inc.(1)	1	44
Molina Healthcare, Inc.(1)	4	1,201
Morphic Holding, Inc.(1)	3	66
NanoString Technologies, Inc.(1)	6	73
Nano-X Imaging Ltd.(1)(2)	0	5
Natera, Inc.(1)	8	269
National Research Corp.	2	72
Natus Medical, Inc.(1)	3	82
Neogen Corp.(1)	154	3,711
Neurocrine Biosciences, Inc.(1)	97	9,457
Nevro Corp.(1)	87	3,811
NextGen Healthcare, Inc.(1)	4	62
NGM Biopharmaceuticals, Inc.(1)	3	40
Novavax, Inc.(1)	7	380
Novocure Ltd.(1)	10	690
Nutex Health, Inc.(1)	5	15
NuVasive, Inc.(1)	98	4,799
Ocugen, Inc.(1)	29	66
Ocular Therapeutix, Inc.(1)	11	43
Omnicell, Inc.(1)	110	12,533
Oncology Institute, Inc.(1)	2	11
Opthea Ltd. - ADR(1)	160	1,008
OptimizeRx Corp.(1)	2	62
Option Care Health, Inc.(1)	182	5,045
Organogenesis Holdings, Inc. - Class A(1)	9	45
OrthoPediatrics Corp.(1)	2	86
Outlook Therapeutics, Inc.(1)	17	17
Outset Medical, Inc.(1)	6	92
Owens & Minor, Inc.	1	35
Owlet, Inc.(1)	3	4
P3 Health Partners, Inc.(1)	2	8
Pacira BioSciences, Inc.(1)	128	7,446
Paragon 28, Inc.(1)	6	95
Patterson Companies, Inc.	9	270
Pennant Group, Inc.(1)	3	43
Penumbra, Inc.(1)	3	421
PetIQ, Inc. - Class A(1)	3	49
Phathom Pharmaceuticals, Inc.(1)	3	25
Phibro Animal Health Corp. - Class A	3	52
Phreesia, Inc.(1)	3	76
Point Biopharma Global, Inc. - Class A(1)	9	61
Praxis Precision Medicines, Inc.(1)(2)	0	1
Precigen, Inc.(1)	13	17
Prestige Consumer Healthcare, Inc.(1)	142	8,376
Privia Health Group, Inc.(1)	6	163
PROCEPT BioRobotics Corp.(1)	3	114
Progyny, Inc.(1)	10	289
Prometheus Biosciences, Inc.(1)	4	106
Prothena Corp. Plc(1)	5	125
Provention Bio, Inc.(1)	6	25
PTC Therapeutics, Inc.(1)	7	278
Pulmonx Corp.(1)	5	70
Quanterix Corp.(1)	1	9
R1 RCM, Inc.(1)	18	369
Radius Health, Inc.(1)	6	64
RadNet, Inc.(1)	6	110
Rallybio Corp.(1)	2	14
RAPT Therapeutics, Inc.(1)	2	43
Reata Pharmaceuticals, Inc. - Class A(1)	3	92
Recursion Pharmaceuticals, Inc. - Class A(1)	2	13
Relay Therapeutics, Inc.(1)	403	6,745

Relmada Therapeutics, Inc.(1)	3	50
Repligen Corp.(1)	257	41,744
ResMed, Inc.	51	10,743
Revance Therapeutics, Inc.(1)	9	127
REVOLUTION Medicines, Inc.(1)	1	23
Rigel Pharmaceuticals, Inc.(1)	26	30
RxSight, Inc.(1)	3	37
Sangamo Therapeutics, Inc.(1)	1	6
Sarepta Therapeutics, Inc.(1)	8	608
Schrodinger, Inc.(1)	73	1,920
Science 37 Holdings, Inc.(1)	7	15
Seagen, Inc.(1)	13	2,301
Select Medical Holdings Corp.	12	283
Senseonics Holdings, Inc.(1)	60	61
Seres Therapeutics, Inc.(1)	9	30
Shockwave Medical, Inc.(1)	111	21,162
SI-BONE, Inc.(1)	4	56
Sierra Oncology, Inc.(1)	2	105
SIGA Technologies, Inc.	6	71
Sight Sciences, Inc.(1)(2)	0	2
Silk Road Medical, Inc.(1)	4	163
Simulations Plus, Inc.	2	105
SomaLogic, Inc.(1)	2	11
Sorrento Therapeutics, Inc.(1)	8	15
Sotera Health Co.(1)	9	184
SpringWorks Therapeutics, Inc.(1)	383	9,420
STAAR Surgical Co.(1)	6	450
STERIS Plc	124	25,563
Supernus Pharmaceuticals, Inc.(1)	177	5,113
Surgery Partners, Inc.(1)	184	5,316
Surmodics, Inc.(1)	2	67
Syndax Pharmaceuticals, Inc.(1)	2	29
Syneos Health, Inc. - Class A(1)	2	121
Tactile Systems Technology, Inc.(1)	1	7
Tandem Diabetes Care, Inc.(1)	280	16,555
Teladoc Health, Inc.(1)	1	48
TG Therapeutics, Inc.(1)	17	74
Theravance Biopharma, Inc.(1)	7	68
TransMedics Group, Inc.(1)	3	109
Travere Therapeutics, Inc. - Class Preferre(1)	7	174
Treace Medical Concepts, Inc.(1)	4	61
Tricida, Inc.(1)	1	8
Turning Point Therapeutics, Inc.(1)	1	52
Twist Bioscience Corp.(1)	5	183
UFP Technologies, Inc.(1)	1	72
Ultragenyx Pharmaceutical, Inc.(1)	5	295
United Therapeutics Corp.(1)	36	8,368
US Physical Therapy, Inc.	2	185
Utah Medical Products, Inc.(2)	0	38
Vaxart, Inc.(1)	3	12
Vaxcyte, Inc.(1)	7	154
Veeva Systems, Inc. - Class A(1)	399	79,039
Ventyx Biosciences, Inc.(1)	3	35
Vera Therapeutics, Inc. - Class A(1)	2	22
Vericel Corp.(1)	136	3,431
Verve Therapeutics, Inc.(1)	1	11
Vicarious Surgical, Inc.(1)	7	21
ViewRay, Inc.(1)	17	45
Viridian Therapeutics, Inc.(1)	2	29
VistaGen Therapeutics, Inc.(1)	18	16
Waters Corp.(1)	119	39,297
West Pharmaceutical Services, Inc.	96	29,038
Xenon Pharmaceuticals, Inc.(1)	464	14,106
Xeris Biopharma Holdings, Inc.(1)	17	26
Y-mAbs Therapeutics, Inc.(1)	5	72
Zentalis Pharmaceuticals, Inc.(1)	5	133
Zynex, Inc.	3	22

Total Healthcare		1,216,468

Industrials – 15.50%
AAON, Inc.	142	7,795
AAR Corp.(1)	88	3,669
ACV Auctions, Inc. - Class A(1)	7	47
Advanced Drainage Systems, Inc.	172	15,493
AECOM	1	51
Aerojet Rocketdyne Holdings, Inc.(1)	8	323
Aerovironment, Inc.(1)	42	3,426
AGCO Corp.	1	77
Air Transport Services Group, Inc.(1)	3	83
Alamo Group, Inc.	1	133
Albany International Corp. - Class A	109	8,610
Allegiant Travel Co. - Class A(1)	1	106
Allegion Plc	7	654
Allied Motion Technologies, Inc.	2	34
Allison Transmission Holdings, Inc.	7	280
Alta Equipment Group, Inc.(1)(2)	0	4
Altra Industrial Motion Corp.	230	8,099
Ameresco, Inc. - Class A(1)	89	4,035
American Woodmark Corp.(1)(2)	0	6
AMETEK, Inc.	329	36,154
AO Smith Corp.	3	158
Apogee Enterprises, Inc.	3	113
Applied Industrial Technologies, Inc.	48	4,641
ArcBest Corp.	1	71
Aris Water Solution, Inc. - Class A	3	55
Armstrong World Industries, Inc.	3	194
Array Technologies, Inc.(1)	20	215
ASGN, Inc.(1)	7	600
Atkore, Inc.(1)	6	474
Atlas Technical Consultants, Inc.(1)	2	9
Axon Enterprise, Inc.(1)	104	9,735
AZEK Co., Inc. - Class A(1)	127	2,118
Babcock & Wilcox Enterprises, Inc.(1)	8	46
Barrett Business Services, Inc.	1	63
Beacon Roofing Supply, Inc.(1)	117	6,004
Berkshire Grey, Inc.(1)	6	9
Blink Charging Co.(1)	5	79
Bloom Energy Corp. - Class A(1)	22	355
Blue Bird Corp.(1)	2	21
Boise Cascade Co.	1	62
Booz Allen Hamilton Holding Corp. - Class A	13	1,135
Brady Corp. - Class A	5	228
Brink’s Co.	6	371
Brookfield Business Corp. - Class A	3	70
BWX Technologies, Inc.	3	189
CACI International, Inc. - Class A(1)	43	12,064
Cadre Holdings, Inc.	2	42
Carlisle Companies, Inc.	88	21,103
Casella Waste Systems, Inc. - Class A(1)	7	473
CBIZ, Inc.(1)	7	265
CH Robinson Worldwide, Inc.	3	324
ChargePoint Holdings, Inc.(1)	19	257
Chart Industries, Inc.(1)	215	36,067
Cimpress Plc(1)	2	91
Cintas Corp.	8	2,919
CIRCOR International, Inc.(1)	1	13
CNH Industrial NV	1,034	11,988
Comfort Systems USA, Inc.	5	391
Construction Partners, Inc. - Class A(1)	5	109
Copart, Inc.(1)	20	2,214
Core & Main, Inc. - Class A(1)	686	15,301
Cornerstone Building Brands, Inc.(1)	7	178
CoStar Group, Inc.(1)	400	24,144
CRA International, Inc.	1	83
CSW Industrials, Inc.	2	205

Curtiss-Wright Corp.	96	12,619
Custom Truck One Source, Inc.(1)	2	14
Daseke, Inc.(1)	5	34
Delta Air Lines, Inc.(1)	61	1,776
Distribution Solutions Group, Inc.(1)	1	30
Donaldson Co., Inc.	2	103
Douglas Dynamics, Inc.	3	90
Driven Brands Holdings, Inc.(1)(2)	0	9
Dycom Industries, Inc.(1)	4	355
EMCOR Group, Inc.	7	687
Energy Recovery, Inc.(1)	8	147
Energy Vault Holdings, Inc.(1)	3	32
Enerpac Tool Group Corp. - Class A	8	154
EnerSys	1	39
Enovix Corp.(1)	15	130
Equifax, Inc.	6	1,063
ESCO Technologies, Inc.(2)	0	25
ESS Tech, Inc.(1)	9	26
Evoqua Water Technologies Corp.(1)	366	11,910
Expeditors International of Washington, Inc.	5	478
Exponent, Inc.	70	6,380
Fastenal Co.	55	2,745
Federal Signal Corp.	8	281
First Advantage Corp.(1)	1	8
Fluence Energy, Inc. - Class A(1)	5	44
Fluor Corp.(1)	17	419
Forrester Research, Inc.(1)	2	79
Fortive Corp.	932	50,689
Fortune Brands Home & Security, Inc.	4	264
Forward Air Corp.	4	329
Franklin Covey Co.(1)	2	75
Franklin Electric Co., Inc.	6	441
Frontier Group Holdings, Inc.(1)	5	43
FTC Solar, Inc.(1)	5	18
FTI Consulting, Inc.(1)	115	20,729
FuelCell Energy, Inc.(1)	35	130
GATX Corp.(2)	0	27
Generac Holdings, Inc.(1)	250	52,743
Global Industrial Co.	1	43
GMS, Inc.(1)	6	258
Gorman-Rupp Co.	1	16
Graco, Inc.	329	19,543
GrafTech International Ltd.	26	182
Great Lakes Dredge & Dock Corp.(1)	2	32
Griffon Corp.	3	85
GXO Logistics, Inc.(1)	1	49
H&E Equipment Services, Inc.	4	121
Healthcare Services Group, Inc.	5	83
HEICO Corp.	4	535
HEICO Corp. - Class A	67	7,091
Heliogen, Inc.(1)	2	5
Helios Technologies, Inc.	4	288
Herc Holdings, Inc.	3	308
Hillenbrand, Inc.	5	193
HireRight Holdings Corp.(1)	3	40
HNI Corp.	6	193
Howmet Aerospace, Inc.	4	111
Hudson Technologies, Inc.(1)	5	41
Huntington Ingalls Industries, Inc.	1	179
Huron Consulting Group, Inc.(1)	2	108
Hyzon Motors, Inc.(1)	11	33
IAA, Inc.(1)	11	345
ICF International, Inc.	2	165
IDEX Corp.	153	27,847
IES Holdings, Inc.(1)	1	25
Infrastructure & Energy Alternatives, Inc.(1)	4	32
Ingersoll Rand, Inc.	685	28,812

Insperity, Inc.	5	479
Insteel Industries, Inc.	3	87
Interface, Inc. - Class A	6	78
Janus International Group, Inc.(1)	11	97
JB Hunt Transport Services, Inc.	28	4,451
JELD-WEN Holding, Inc.(1)	4	61
Joby Aviation, Inc.(1)	30	145
John Bean Technologies Corp.	4	463
Kadant, Inc.	2	282
Karat Packaging, Inc.(1)	1	14
KBR, Inc.	371	17,960
Kforce, Inc.	3	165
Kirby Corp.(1)	138	8,413
Korn Ferry	7	411
Kornit Digital Ltd.(1)	100	3,161
Kratos Defense & Security Solutions, Inc.(1)	272	3,770
Landstar System, Inc.	33	4,799
Legalzoom.com, Inc.(1)	13	144
Li-Cycle Holdings Corp.(1)	7	45
Lightning eMotors, Inc.(1)	5	14
Lincoln Electric Holdings, Inc.	5	659
Lindsay Corp.	1	192
Luxfer Holdings Plc	2	27
Lyft, Inc. - Class A(1)	23	309
ManTech International Corp. - Class A	2	144
Markforged Holding Corp.(1)	2	4
Marten Transport Ltd.	6	99
Masco Corp.	1	59
Masonite International Corp.(1)	3	233
McGrath RentCorp	3	244
Mercury Systems, Inc.(1)	43	2,753
Meritor, Inc.(1)	9	337
Microvast Holdings, Inc.(1)	13	29
Middleby Corp.(1)(2)	0	46
Miller Industries, Inc.(2)	0	6
Momentus, Inc.(1)	2	5
Montrose Environmental Group, Inc.(1)	4	126
Moog, Inc. - Class A	1	49
MRC Global, Inc.(1)	11	108
MSA Safety, Inc.	1	162
MSC Industrial Direct Co., Inc. - Class A	97	7,314
Mueller Industries, Inc.	3	136
Mueller Water Products, Inc. - Class A	21	241
MYR Group, Inc.(1)	2	199
Nikola Corp.(1)	39	186
Nordson Corp.	121	24,552
Northwest Pipe Co.(1)(2)	0	8
NV5 Global, Inc.(1)	2	211
Old Dominion Freight Line, Inc.	10	2,498
Omega Flex, Inc.(2)	0	48
Otis Worldwide Corp.	5	344
PAM Transportation Services, Inc.(1)	1	21
Parker-Hannifin Corp.	3	686
PGT Innovations, Inc.(1)	8	129
Pitney Bowes, Inc.	8	30
Planet Labs PBC(1)	18	76
Plug Power, Inc.(1)	24	406
Primoris Services Corp.	199	4,338
Proterra, Inc.(1)	14	65
Proto Labs, Inc.(1)	1	26
Quanta Services, Inc.	204	25,519
Radiant Logistics, Inc.(1)	1	10
RBC Bearings, Inc.(1)	112	20,804
Red Violet, Inc.(1)	1	23
Republic Services, Inc. - Class A	1	165
Robert Half International, Inc.	9	684
Rocket Lab USA, Inc.(1)	28	105

Rockwell Automation, Inc.	151	30,018
Rollins, Inc.	21	720
Saia, Inc.(1)	4	661
Sarcos Technology & Robotics Corp.(1)	10	26
Shoals Technologies Group, Inc. - Class A(1)	162	2,671
Shyft Group, Inc.	4	83
Simpson Manufacturing Co., Inc.	103	10,399
SiteOne Landscape Supply, Inc.(1)	53	6,318
SP Plus Corp.(1)	3	96
Spirit AeroSystems Holdings, Inc. - Class A	9	274
Stem, Inc.(1)	18	127
Stericycle, Inc.(1)	75	3,284
Sterling Check Corp.(1)	3	47
Sterling Infrastructure, Inc.(1)	3	70
Sun Country Airlines Holdings, Inc.(1)	4	79
Tennant Co.	1	68
Terex Corp.	4	120
Tetra Tech, Inc.	70	9,537
Textainer Group Holdings Ltd.	1	25
Titan International, Inc.(1)	7	99
Toro Co.	328	24,862
TPI Composites, Inc.(1)	5	60
Trane Technologies Plc	13	1,685
Transcat, Inc.(1)	1	53
TransDigm Group, Inc.(1)	2	1,045
TransUnion	14	1,080
Trex Co., Inc.(1)	284	15,436
TriNet Group, Inc.(1)	5	387
Trinity Industries, Inc.	2	41
UFP Industries, Inc.	7	477
UniFirst Corp.	34	5,934
United Rentals, Inc.(1)	3	764
Univar Solutions, Inc.(1)	204	5,062
Universal Logistics Holdings, Inc.	1	20
Upwork, Inc.(1)	16	328
Valmont Industries, Inc.(2)	0	62
Velo3D, Inc.(1)	7	10
Verisk Analytics, Inc. - Class A	194	33,558
Veritiv Corp.(1)	2	210
Vertiv Holdings Co. - Class A	5	38
Vicor Corp.(1)	3	161
Virgin Galactic Holdings, Inc.(1)	14	85
Wabash National Corp.	6	77
Watsco, Inc.	2	401
Watts Water Technologies, Inc. - Class A	4	446
Welbilt, Inc.(1)	17	413
Werner Enterprises, Inc.	1	44
WESCO International, Inc.(1)	2	238
Westinghouse Air Brake Technologies Corp.	64	5,289
Willdan Group, Inc.(1)(2)	0	5
WillScot Mobile Mini Holdings Corp. - Class A(1)	616	19,980
WW Grainger, Inc.	4	1,979
Xos, Inc.(1)	7	12
XPO Logistics, Inc.(1)	1	37
Xylem, Inc.	2	190
Zurn Water Solutions Corp.	200	5,459

Total Industrials		826,357

Information Technology – 22.55%
8x8, Inc.(1)	15	75
908 Devices, Inc.(1)	1	13
A10 Networks, Inc.	7	103
ACI Worldwide, Inc.(1)	247	6,401
ACM Research, Inc. - Class A(1)	1	13
ADTRAN, Inc.	6	106
Advanced Energy Industries, Inc.	151	11,030
Aeva Technologies, Inc.(1)	1	5
AEye, Inc.(1)	3	6

Agilysys, Inc.(1)	3	122
Akamai Technologies, Inc.(1)	247	22,559
Akoustis Technologies, Inc.(1)	6	23
Alarm.com Holdings, Inc.(1)	6	390
Alkami Technology, Inc.(1)	5	65
Allegro MicroSystems, Inc.(1)	5	96
Alpha & Omega Semiconductor Ltd.(1)	2	73
Altair Engineering, Inc. - Class A(1)	116	6,094
Alteryx, Inc. - Class A(1)	6	273
Ambarella, Inc.(1)	110	7,197
American Software, Inc. - Class A	203	3,284
Amkor Technology, Inc.	3	45
Amphenol Corp. - Class A	42	2,721
Amplitude, Inc. - Class A(1)	7	104
ANSYS, Inc.(1)	19	4,666
Appfolio, Inc. - Class A(1)	3	231
Appian Corp. - Class A(1)	5	251
AppLovin Corp. - Class A(1)	22	742
Arista Networks, Inc.(1)	251	23,536
Arlo Technologies, Inc.(1)	11	69
Arrow Electronics, Inc.(1)(2)	0	35
Arteris, Inc.(1)	2	15
Asana, Inc. - Class A(1)	410	7,205
Aspen Technology, Inc.(1)	19	3,494
Atlassian Corp. Plc - Class A(1)	212	39,757
Atomera, Inc.(1)	3	24
Avalara, Inc.(1)	104	7,322
Avaya Holdings Corp.(1)	244	547
AvePoint, Inc.(1)	17	73
Avid Technology, Inc.(1)	3	76
AvidXchange Holdings, Inc.(1)	17	105
Axcelis Technologies, Inc.(1)	103	5,635
Badger Meter, Inc.	4	311
Belden, Inc.	3	165
Benefitfocus, Inc.(1)	3	20
Bentley Systems, Inc. - Class B	16	540
BigCommerce Holdings, Inc.(1)	9	140
Bill.com Holdings, Inc.(1)	199	21,884
Black Knight, Inc.(1)	1	89
Blackbaud, Inc.(1)	6	340
Blackline, Inc.(1)	7	488
Box, Inc. - Class A(1)	299	7,510
Braze, Inc. - Class A(1)	141	5,093
Brightcove, Inc.(1)	4	24
Broadridge Financial Solutions, Inc.	10	1,445
BTRS Holdings, Inc. - Class 1(1)	14	69
C3.ai, Inc. - Class A(1)	2	30
Cadence Design Systems, Inc.(1)	107	16,066
Calix, Inc.(1)	150	5,122
Cambium Networks Corp.(1)	2	23
Cantaloupe, Inc.(1)	5	27
Casa Systems, Inc.(1)	5	19
Cass Information Systems, Inc.(2)	0	11
CCC Intelligent Solutions Holdings, Inc.(1)	6	56
CDK Global, Inc.	9	502
CDW Corp.	13	2,039
Cerberus Cyber Sentinel Corp.(1)	7	24
Ceridian HCM Holding, Inc.(1)	64	3,024
CEVA, Inc.(1)	3	103
Ciena Corp.(1)	100	4,579
Citrix Systems, Inc.	6	555
Clear Secure, Inc. - Class A(1)	8	166
Clearfield, Inc.(1)	2	98
Cloudflare, Inc. - Class A(1)	27	1,170
CMC Materials, Inc.	4	658
Cognex Corp.	111	4,735
Coherent, Inc.(1)	2	568

CommScope Holding Co., Inc.(1)	27	164
CommVault Systems, Inc.(1)	6	368
CompoSecure, Inc.(1)	1	6
Confluent, Inc. - Class A(1)	12	273
Consensus Cloud Solutions, Inc.(1)	1	45
Core Scientific, Inc.(1)	2	3
Corning, Inc.	4	135
Corsair Gaming, Inc.(1)	3	39
Couchbase, Inc.(1)	3	56
Coupa Software, Inc.(1)	31	1,796
Credo Technology Group Holding Ltd.(1)	3	35
Crowdstrike Holdings, Inc. - Class A(1)	20	3,390
CS Disco, Inc.(1)	3	52
CSG Systems International, Inc.	4	249
CTS Corp.	4	148
CyberArk Software Ltd.(1)	119	15,245
CyberOptics Corp.(1)	1	32
Cyxtera Technologies, Inc.(1)	6	63
Datadog, Inc. - Class A(1)	202	19,253
Dell Technologies, Inc. - Class C	4	179
Diebold Nixdorf, Inc.(1)	8	18
Digi International, Inc.(1)	2	37
Digimarc Corp.(1)	2	22
Digital Turbine, Inc.(1)	12	215
DigitalOcean Holdings, Inc.(1)	417	17,231
Diodes, Inc.(1)	4	272
Dlocal Ltd. - Class A(1)	180	4,725
DocuSign, Inc. - Class A(1)	19	1,085
Domo, Inc. - Class B(1)	4	115
DoubleVerify Holdings, Inc.(1)	5	119
Dropbox, Inc. - Class A(1)	25	521
Duck Creek Technologies, Inc.(1)	393	5,842
Dynatrace, Inc.(1)	19	752
DZS, Inc.(1)	2	37
E2open Parent Holdings, Inc.(1)	331	2,572
Ebix, Inc.	1	12
Edgio, Inc.(1)	16	38
eGain Corp.(1)	2	15
Elastic NV(1)	7	498
Endava Plc - ADR(1)	192	16,976
Enfusion, Inc. - Class A(1)	3	34
EngageSmart, Inc.(1)	5	77
Enphase Energy, Inc.(1)	82	15,994
Entegris, Inc.	197	18,158
Envestnet, Inc.(1)	130	6,837
EPAM Systems, Inc.(1)	5	1,547
ePlus, Inc.(1)	3	141
Euronet Worldwide, Inc.(1)	3	346
Everbridge, Inc.(1)	5	148
EverCommerce, Inc.(1)	1	5
EVERTEC, Inc.	8	291
Evo Payments, Inc. - Class A(1)	84	1,978
ExlService Holdings, Inc.(1)	84	12,357
Extreme Networks, Inc.(1)	17	155
Fabrinet(1)	5	397
Fair Isaac Corp.(1)	2	967
FARO Technologies, Inc.(1)(2)	0	7
Five9, Inc.(1)	284	25,841
FleetCor Technologies, Inc.(1)	7	1,514
Flywire Corp.(1)	152	2,687
Focus Universal, Inc.(1)	2	26
ForgeRock, Inc. - Class A(1)	3	56
FormFactor, Inc.(1)	10	402
Fortinet, Inc.(1)	196	11,116
Gartner, Inc.(1)	7	1,809
Genpact Ltd.	9	391
Gitlab, Inc. - Class A(1)	178	9,476

Global Payments, Inc.	369	40,811
GLOBALFOUNDRIES, Inc.(1)	1	58
Globant SA(1)	48	8,328
GoDaddy, Inc. - Class A(1)	2	147
Grid Dynamics Holdings, Inc.(1)	6	106
Guidewire Software, Inc.(1)	54	3,861
Hackett Group, Inc.	3	60
Harmonic, Inc.(1)	12	105
HP, Inc.	46	1,516
HubSpot, Inc.(1)	141	42,411
I3 Verticals, Inc. - Class A(1)	3	73
IBEX Holdings Ltd.(1)	1	12
Identiv, Inc.(1)	3	34
Impinj, Inc.(1)	93	5,483
indie Semiconductor, Inc. - Class A(1)	14	78
Infinera Corp.(1)	25	135
Informatica, Inc. - Class A(1)	1	13
Information Services Group, Inc.	2	15
Inseego Corp.(1)	2	4
Insight Enterprises, Inc.(1)	4	305
Instructure Holdings, Inc.(1)(2)	0	7
Intapp, Inc.(1)	2	28
InterDigital, Inc.	2	93
International Money Express, Inc.(1)	4	88
IonQ, Inc.(1)	2	8
IronNet, Inc.(1)	8	18
Itron, Inc.(1)	1	26
Jabil, Inc.	11	548
Jack Henry & Associates, Inc.	7	1,251
Jamf Holding Corp.(1)	235	5,831
Keysight Technologies, Inc.(1)	16	2,213
KnowBe4, Inc. - Class A(1)	10	152
Kulicke & Soffa Industries, Inc.	8	329
Lattice Semiconductor Corp.(1)	720	34,921
Lightwave Logic, Inc.(1)	14	94
Littelfuse, Inc.	19	4,903
LivePerson, Inc.(1)	10	135
MACOM Technology Solutions Holdings, Inc.(1)	282	13,012
Manhattan Associates, Inc.(1)	107	12,282
Marqeta, Inc. - Class A(1)	322	2,613
Matterport, Inc.(1)	20	75
MAXIMUS, Inc.	8	476
MaxLinear, Inc. - Class A(1)	10	324
MeridianLink, Inc.(1)	3	50
Microchip Technology, Inc.	137	7,964
MicroStrategy, Inc. - Class A(1)	1	119
MicroVision, Inc.(1)	21	82
Mitek Systems, Inc.(1)	5	49
Model N, Inc.(1)	5	122
Momentive Global, Inc.(1)	18	157
Monday.com Ltd.(1)	58	5,971
MongoDB, Inc. - Class A(1)	57	14,694
Monolithic Power Systems, Inc.	47	18,198
N-able, Inc.(1)	8	70
Napco Security Technologies, Inc.(1)	4	78
National Instruments Corp.	281	8,787
nCino, Inc.(1)	140	4,341
NCR Corp.(1)	1	20
NeoPhotonics Corp.(1)	7	108
NetApp, Inc.	21	1,389
New Relic, Inc.(1)	5	245
NextNav, Inc.(1)	6	14
NortonLifeLock, Inc.	19	420
Novanta, Inc.(1)	5	572
Nutanix, Inc. - Class A(1)	664	9,721
Okta, Inc. - Class A(1)	168	15,152
ON Semiconductor Corp.(1)	596	30,000

Ondas Holdings, Inc.(1)	4	23
OneSpan, Inc.(1)	2	25
Onto Innovation, Inc.(1)	157	10,935
OSI Systems, Inc.(1)(2)	0	18
PagerDuty, Inc.(1)	11	282
Palantir Technologies, Inc. - Class A(1)	1,037	9,406
Palo Alto Networks, Inc.(1)	70	34,494
PAR Technology Corp.(1)	1	49
Paya Holdings, Inc. - Class A(1)	337	2,211
Paychex, Inc.	31	3,515
Paycom Software, Inc.(1)	5	1,371
Paylocity Holding Corp.(1)	92	16,034
Paymentus Holdings, Inc. - Class A(1)	136	1,821
Payoneer Global, Inc.(1)	28	110
PDF Solutions, Inc.(1)	4	84
Pegasystems, Inc.	4	186
Perficient, Inc.(1)	5	417
Photronics, Inc.(1)	6	111
Plantronics, Inc.(1)	6	223
Plexus Corp.(1)	3	244
Power Integrations, Inc.	81	6,066
Priority Technology Holdings, Inc.(1)	2	7
Procore Technologies, Inc.(1)	5	217
Progress Software Corp.	6	265
PROS Holdings, Inc.(1)	115	3,012
PTC, Inc.(1)	67	7,176
Pure Storage, Inc. - Class A(1)	958	24,637
Q2 Holdings, Inc.(1)	103	3,956
Qualys, Inc.(1)	90	11,409
Rambus, Inc.(1)	12	267
Rapid7, Inc.(1)	76	5,085
Remitly Global, Inc.(1)	11	84
Rimini Street, Inc.(1)	6	38
RingCentral, Inc. - Class A(1)	33	1,725
Rockley Photonics Holdings Ltd.(1)	13	29
Rogers Corp.(1)	2	650
Sabre Corp.(1)	9	52
Sailpoint Technologies Holdings, Inc.(1)	12	772
Sapiens International Corp. NV	3	73
Semtech Corp.(1)	119	6,528
SentinelOne, Inc. - Class A(1)	11	266
Shift4 Payments, Inc. - Class A(1)	5	165
ShotSpotter, Inc.(1)	1	32
Silicon Laboratories, Inc.(1)	126	17,734
SiTime Corp.(1)	15	2,447
SkyWater Technology, Inc.(1)	1	8
SMART Global Holdings, Inc.(1)	7	110
SmartRent, Inc. - Class A(1)	16	70
Smartsheet, Inc. - Class A(1)	119	3,738
Splunk, Inc.(1)	15	1,362
Sprout Social, Inc. - Class A(1)	176	10,197
SPS Commerce, Inc.(1)	116	13,137
Squarespace, Inc. - Class A(1)	1	21
StoneCo Ltd. - Class A(1)	19	144
Sumo Logic, Inc.(1)	7	55
SunPower Corp. - Class A(1)	11	172
Super Micro Computer, Inc.(1)	6	244
Switch, Inc. - Class A	8	272
Synaptics, Inc.(1)	5	620
Synopsys, Inc.(1)	170	51,572
Teledyne Technologies, Inc.(1)	54	20,110
Telos Corp.(1)	309	2,495
Tenable Holdings, Inc.(1)	335	15,204
Teradata Corp.(1)	5	199
Teradyne, Inc.	14	1,243
Thoughtworks Holding, Inc.(1)	8	112
Toast, Inc. - Class A(1)	175	2,267

Trade Desk, Inc. - Class A(1)	42	1,758
Transphorm, Inc.(1)	3	10
Trimble, Inc.(1)	246	14,330
TTEC Holdings, Inc.	2	168
Tucows, Inc. - Class A(1)	1	60
Turtle Beach Corp.(1)	2	23
Twilio, Inc. - Class A(1)	6	521
Tyler Technologies, Inc.(1)	62	20,613
Ubiquiti, Inc.(2)	0	41
UiPath, Inc. - Class A(1)	3	59
Ultra Clean Holdings, Inc.(1)	2	61
Unisys Corp.(1)	7	78
Unity Software, Inc.(1)	57	2,087
Universal Display Corp.	4	416
UserTesting, Inc.(1)	6	31
Varonis Systems, Inc. - Class B(1)	386	11,323
Veeco Instruments, Inc.(1)	5	103
Verint Systems, Inc.(1)	8	327
VeriSign, Inc.(1)	1	161
Veritone, Inc.(1)	4	26
Verra Mobility Corp. - Class A(1)	19	300
Viant Technology, Inc. - Class A(1)	2	8
Viavi Solutions, Inc.(1)	30	398
Vonage Holdings Corp.(1)	34	641
Vontier Corp.	9	217
Weave Communications, Inc.(1)(2)	0	1
Western Union Co.	12	201
WEX, Inc.(1)	45	6,984
Wix.com Ltd.(1)	4	260
WM Technology, Inc.(1)	9	28
WNS Holdings Ltd. - ADR(1)	140	10,415
Wolfspeed, Inc.(1)	81	5,169
Workday, Inc. - Class A(1)	163	22,752
Workiva, Inc. - Class A(1)	6	419
Yext, Inc.(1)	16	76
Zebra Technologies Corp. - Class A(1)	2	599
Zendesk, Inc.(1)	157	11,603
Zeta Global Holdings Corp. - Class A(1)	4	18
Zoom Video Communications, Inc. - Class A(1)	12	1,314
Zscaler, Inc.(1)	349	52,248
Zuora, Inc. - Class A(1)	16	140

Total Information Technology		1,202,559

Materials – 3.13%
5E Advanced Materials, Inc.(1)	4	51
AdvanSix, Inc.	1	44
Albemarle Corp.	95	19,914
Allegheny Technologies, Inc.(1)	431	9,795
Alpha Metallurgical Resources, Inc.	2	305
American Vanguard Corp.	3	74
Amyris, Inc.(1)	3	6
AptarGroup, Inc.	212	21,881
Ardagh Metal Packaging SA	4	27
Aspen Aerogels, Inc.(1)	3	33
Avery Dennison Corp.	5	771
Avient Corp.	117	4,681
Axalta Coating Systems Ltd.(1)	5	112
Balchem Corp.	36	4,664
Ball Corp.	107	7,385
Berry Global Group, Inc.(1)	97	5,277
Cabot Corp.	7	470
Century Aluminum Co.(1)	7	50
CF Industries Holdings, Inc.	106	9,123
Chase Corp.	57	4,450
Chemours Co.	9	287
Commercial Metals Co.	3	85
Compass Minerals International, Inc.	5	160
Constellium SE - Class A(1)	9	116

Crown Holdings, Inc.	10	917
Cryptyde, Inc.(1)	1	3
Dakota Gold Corp.(1)	7	22
Diversey Holdings Ltd.(1)	10	68
Eagle Materials, Inc.	3	347
FMC Corp.	4	437
GCP Applied Technologies, Inc.(1)	6	191
Ginkgo Bioworks Holdings, Inc.(1)	16	37
Graphic Packaging Holding Co.	472	9,684
Greif, Inc. - Class A(2)	0	25
Greif, Inc. - Class B(2)	0	10
Hawkins, Inc.	2	57
HB Fuller Co.	6	361
Hycroft Mining Holding Corp.(1)	16	18
Ingevity Corp.(1)	100	6,313
Innospec, Inc.	93	8,943
Kaiser Aluminum Corp.	2	165
Kronos Worldwide, Inc.	3	52
Livent Corp.(1)	21	487
Louisiana-Pacific Corp.	1	42
LSB Industries, Inc.(1)	4	56
Martin Marietta Materials, Inc.	1	156
Materion Corp.	3	186
Mosaic Co.	4	199
MP Materials Corp.(1)	448	14,357
Myers Industries, Inc.	5	112
Neenah, Inc.(2)	0	15
Novagold Resources, Inc.(1)	31	148
O-I Glass, Inc.(1)	16	230
Origin Materials, Inc.(1)	8	43
Orion Engineered Carbons SA	8	124
Packaging Corp. of America	94	12,895
Piedmont Lithium, Inc.(1)	1	22
PPG Industries, Inc.	12	1,369
PureCycle Technologies, Inc.(1)	11	81
Quaker Chemical Corp.	1	175
Ramaco Resources, Inc.	3	39
Royal Gold, Inc.(2)	0	43
RPM International, Inc.	1	55
Ryerson Holding Corp.(2)	0	1
Schnitzer Steel Industries, Inc. - Class A(2)	0	12
Scotts Miracle-Gro Co.	1	104
Sealed Air Corp.	160	9,237
Sensient Technologies Corp.	5	419
Silgan Holdings, Inc.	52	2,147
Stepan Co.(2)	0	28
Summit Materials, Inc. - Class A(1)	227	5,291
Sylvamo Corp.	5	148
United States Lime & Minerals, Inc.(2)	0	27
Valvoline, Inc.	17	495
Vulcan Materials Co.	6	879
Warrior Met Coal, Inc.	1	25

Total Materials		167,058

Real Estate – 1.02%
Agree Realty Corp.	82	5,888
Alexander’s, Inc.(2)	0	62
Apartment Income REIT Corp.	1	49
Bluerock Residential Growth REIT, Inc. - Class A	1	34
Camden Property Trust	1	110
CareTrust REIT, Inc.	1	18
CatchMark Timber Trust, Inc. - Class A	4	43
CBL & Associates Properties, Inc.(1)	1	17
CBRE Group, Inc. - Class A(1)	15	1,135
Clipper Realty, Inc.	2	16
Community Healthcare Trust, Inc.	2	71
Compass, Inc. - Class A(1)	34	122
Corporate Office Properties Trust	143	3,752

Cushman & Wakefield Plc(1)	21	316
DigitalBridge Group, Inc.(1)	69	338
Douglas Elliman, Inc.	1	7
Easterly Government Properties, Inc. - Class A	218	4,153
Equity LifeStyle Properties, Inc.	10	737
Essential Properties Realty Trust, Inc.	2	38
eXp World Holdings, Inc.	9	104
Extra Space Storage, Inc.	1	254
FirstService Corp.	64	7,721
Forestar Group, Inc.(1)	1	11
Four Corners Property Trust, Inc.	1	26
Gladstone Commercial Corp.	5	93
Gladstone Land Corp.	2	51
Hersha Hospitality Trust - Class A(1)	1	5
Industrial Logistics Properties Trust	1	8
Innovative Industrial Properties, Inc. - Class A	4	407
Iron Mountain, Inc.	21	1,009
Lamar Advertising Co. - Class A	7	637
Marcus & Millichap, Inc.	3	121
National Storage Affiliates Trust	97	4,832
Newmark Group, Inc. - Class A	1	12
NexPoint Residential Trust, Inc.	3	181
Offerpad Solutions, Inc.(1)	9	19
Opendoor Technologies, Inc.(1)	12	56
Outfront Media, Inc.	19	329
Pebblebrook Hotel Trust	247	4,099
Phillips Edison & Co., Inc.	15	507
Postal Realty Trust, Inc. - Class A	1	22
PS Business Parks, Inc.	3	498
Redfin Corp.(1)	14	113
RMR Group, Inc. - Class A	1	39
Ryman Hospitality Properties, Inc.(1)	106	8,087
Safehold, Inc.	2	63
Saul Centers, Inc.	1	68
SBA Communications Corp. - Class A	2	747
Simon Property Group, Inc.	15	1,438
St Joe Co.	5	182
Tanger Factory Outlet Centers, Inc.	13	188
Terreno Realty Corp.	95	5,304
UMH Properties, Inc.	6	99
Universal Health Realty Income Trust	2	89
Zillow Group, Inc. - Class A(1)	1	18
Zillow Group, Inc. - Class C(1)	1	23

Total Real Estate		54,366

Utilities – 0.06%
AES Corp.	11	238
Altus Power, Inc.(1)	3	17
American States Water Co.	3	211
Artesian Resources Corp. - Class A	1	35
Brookfield Infrastructure Corp. - Class A	13	557
California Water Service Group	2	116
Clearway Energy, Inc. - Class A	5	155
Clearway Energy, Inc. - Class C	11	385
Global Water Resources, Inc.	3	35
MGE Energy, Inc.	2	187
Middlesex Water Co.	1	71
Montauk Renewables, Inc.(1)	9	90
National Fuel Gas Co.	1	45
New Jersey Resources Corp.	1	66
Ormat Technologies, Inc.	3	267
Otter Tail Corp.	3	181
Pure Cycle Corp.(1)	3	34
Southwest Gas Holdings, Inc.	1	91
Via Renewables, Inc. - Class A	2	16
Vistra Corp.	24	542
York Water Co.	2	91

Total Utilities		3,430

Total Common Stocks (Cost: $4,949,231)		5,134,651

SHORT-TERM INVESTMENTS – 3.53%
Money Market Funds – 3.46%
Goldman Sachs Financial Square Government Fund - Class I, 1.36%(3)	184,308	184,308

Total Money Market Funds (Cost: $184,308)		184,308

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.07%
ANZ, London, 1.06% due 07/01/2022	$1,445	1,445
Citibank, New York, 1.06% due 07/01/2022	2,293	2,293
Sumitomo Trust Bank, London, 1.06% due 07/01/2022	192	192

Total Time Deposits (Cost: $3,930)		3,930

Total Short-Term Investments (Cost: $188,238)		188,238

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $5,137,469)		5,322,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%		8,948

TOTAL NET ASSETS – 100.00%		$5,331,837

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
9	E-mini Russell 2000 Future	Sep. 2022	$791	$769	$(22)
7	S&P 500 E-mini Future	Sep. 2022	1,349	1,326	(23)
3	S&P MidCap 400 E-mini Future	Sep. 2022	693	680	(13)

					$(58)

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.61%
Communication Services – 1.77%
Advantage Solutions, Inc.(1)	31	$117
Altice USA, Inc. - Class A(1)	6	57
AMC Entertainment Holdings, Inc. - Class A(1)	16	216
AMC Networks, Inc. - Class A(1)	77	2,255
Anterix, Inc.(1)	3	116
Arena Group Holdings, Inc.(1)	1	11
ATN International, Inc.	4	183
Audacy, Inc. - Class A(1)	39	37
Bandwidth, Inc. - Class A(1)	7	128
Boston Omaha Corp. - Class A(1)	7	148
Bumble, Inc. - Class A(1)	32	903
Cable One, Inc.(2)	0	97
Cardlytics, Inc.(1)	12	271
Cars.com, Inc.(1)	22	210
Cinemark Holdings, Inc.(1)	9	139
Clear Channel Outdoor Holdings, Inc. - Class A(1)	135	144
Cogent Communications Holdings, Inc.	7	438
Consolidated Communications Holdings, Inc.(1)	23	164
Cumulus Media, Inc. - Class A(1)	7	52
Daily Journal Corp.(1)(2)	0	120
DHI Group, Inc.(1)	4	19
DISH Network Corp. - Class A(1)	8	137
EchoStar Corp. - Class A(1)	13	257
Electronic Arts, Inc.	8	968
Entravision Communications Corp. - Class A	279	1,271
Eventbrite, Inc. - Class A(1)	4	36
EW Scripps Co. - Class A(1)	22	271
Fox Corp. - Class A	228	7,331
Fox Corp. - Class B	4	129
Frontier Communications Parent, Inc.(1)	7	172
fuboTV, Inc.(1)	65	160
Gannett Co., Inc.(1)	56	162
Globalstar, Inc.(1)	44	54
Gogo, Inc.(1)	17	273
Gray Television, Inc.	18	308
IAC/InterActiveCorp(1)	2	179
IDT Corp. - Class B(1)	1	34
iHeartMedia, Inc. - Class A(1)	46	364
IMAX Corp.(1)	288	4,867
Integral Ad Science Holding Corp.(1)	10	95
Interpublic Group of Companies, Inc.	12	326
John Wiley & Sons, Inc. - Class A	1	66
KORE Group Holdings, Inc.(1)	11	34
Liberty Broadband Corp. - Class A(1)(2)	0	40
Liberty Broadband Corp. - Class C(1)	2	243
Liberty Latin America Ltd. - Class A(1)	12	97
Liberty Latin America Ltd. - Class C(1)	58	450
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	38
Liberty Media Corp.-Liberty Formula One - Class C(1)	127	8,090
Liberty Media Corp.-Liberty SiriusXM - Class A	1	53
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	3	120
Lions Gate Entertainment Corp. - Class A(1)	22	203
Lions Gate Entertainment Corp. - Class B(1)	43	377
Live Nation Entertainment, Inc.(1)	89	7,382
Loyalty Ventures, Inc.(1)	5	19
Lumen Technologies, Inc.	31	338
Madison Square Garden Entertainment Corp.(1)	10	510
Madison Square Garden Sports Corp. - Class A(1)(2)	0	39
Magnite, Inc.(1)	49	437
Marcus Corp.(1)	9	140

Match Group, Inc.(1)	1	39
New York Times Co. - Class A	5	141
News Corp. - Class A	12	181
News Corp. - Class B	4	59
Nexstar Media Group, Inc. - Class A	306	49,840
Omnicom Group, Inc.	6	387
Outbrain, Inc.(1)	14	72
Paramount Global - Class A(2)	0	5
Paramount Global - Class B	113	2,791
Pinterest, Inc. - Class A(1)	14	248
Playstudios, Inc.(1)	14	61
Playtika Holding Corp.(1)(2)	0	5
PubMatic, Inc. - Class A(1)	2	26
QuinStreet, Inc.(1)	17	175
Radius Global Infrastructure, Inc. - Class A(1)	27	418
Redbox Entertainment, Inc.(1)	2	16
Roku, Inc. - Class A(1)	3	216
Scholastic Corp.	11	378
Shenandoah Telecommunications Co.	17	386
Sirius XM Holdings, Inc.	21	131
Skillz, Inc. - Class A(1)	111	138
Stagwell, Inc.(1)	26	142
Take-Two Interactive Software, Inc.(1)	1	101
TEGNA, Inc.	295	6,182
Telephone & Data Systems, Inc.	38	595
Thryv Holdings, Inc.(1)	7	164
Townsquare Media, Inc. - Class A(1)	26	210
TripAdvisor, Inc.(1)	3	50
TrueCar, Inc.(1)	31	79
Twitter, Inc.(1)	2	63
United States Cellular Corp.(1)	6	165
Urban One, Inc.(1)	5	20
Urban One, Inc. - Class A(1)	4	20
Vinco Ventures, Inc.(1)	27	37
Warner Bros Discovery, Inc.(1)	19	254
WideOpenWest, Inc.(1)	9	156
Ziff Davis, Inc.(1)	14	1,040

Total Communication Services		106,886

Consumer Discretionary – 11.09%
1-800-Flowers.com, Inc. - Class A(1)	317	3,019
1stdibs.com, Inc.(1)	8	46
2U, Inc.(1)	29	305
Aaron’s Co., Inc.	37	542
Abercrombie & Fitch Co. - Class A(1)	18	312
Academy Sports & Outdoors, Inc.	31	1,108
Accel Entertainment, Inc. - Class A(1)	138	1,468
Acushnet Holdings Corp.	10	400
Adient Plc(1)	35	1,052
ADT, Inc.	6	39
Adtalem Global Education, Inc.(1)	17	595
Advance Auto Parts, Inc.	35	6,048
aka Brands Holding Corp.(1)	1	3
Allbirds, Inc. - Class A(1)	27	107
American Axle & Manufacturing Holdings, Inc.(1)	249	1,875
American Eagle Outfitters, Inc.	58	652
American Public Education, Inc.(1)	7	114
America’s Car-Mart, Inc.(1)	2	230
AMMO, Inc.(1)	31	118
Aptiv Plc(1)	6	543
Aramark	320	9,793
Asbury Automotive Group, Inc.(1)	50	8,543
Aterian, Inc.(1)	20	43
AutoNation, Inc.(1)	1	136
AutoZone, Inc.(1)	13	28,383
Bally’s Corp.(1)	14	285
BARK, Inc.(1)	18	23
Bath & Body Works, Inc.	7	193
Beachbody Co., Inc.(1)	31	37
Beazer Homes USA, Inc.(1)	10	126

Bed Bath & Beyond, Inc.(1)	8	41
Best Buy Co., Inc.	67	4,345
Big 5 Sporting Goods Corp.	7	82
Big Lots, Inc.	55	1,154
Biglari Holdings, Inc. - Class B(1)(2)	0	35
BJ’s Restaurants, Inc.(1)	8	180
Bloomin’ Brands, Inc.	9	148
Bluegreen Vacations Holding Corp. - Class A	4	102
BorgWarner, Inc.	241	8,058
Bowlero Corp.(1)	14	146
Boyd Gaming Corp.	18	872
Bright Horizons Family Solutions, Inc.(1)	58	4,929
Brinker International, Inc.(1)	250	5,512
Brunswick Corp.	164	10,731
Buckle, Inc.	1	35
Build-A-Bear Workshop, Inc.	1	24
Burlington Stores, Inc.(1)(2)	0	16
Caesars Entertainment, Inc.(1)	2	76
Callaway Golf Co.(1)	219	4,462
Capri Holdings Ltd.(1)	4	179
CarMax, Inc.(1)	4	386
Carnival Corp.(1)	26	225
Carter’s, Inc.	1	88
Cato Corp. - Class A	6	67
Cenntro Electric Group Ltd.(1)	66	99
Century Communities, Inc.	10	449
Chico’s FAS, Inc.(1)	13	63
Children’s Place, Inc.(1)	2	70
Chuy’s Holdings, Inc.(1)	7	133
Citi Trends, Inc.(1)	3	70
Clarus Corp.	1	18
Columbia Sportswear Co.	1	87
Conn’s, Inc.(1)	4	35
Container Store Group, Inc.(1)	12	74
ContextLogic, Inc. - Class A(1)	207	331
Dana, Inc.	203	2,852
Darden Restaurants, Inc.	53	5,977
Dave & Buster’s Entertainment, Inc.(1)	53	1,721
Deckers Outdoor Corp.(1)(2)	0	25
Denny’s Corp.(1)	5	46
Designer Brands, Inc. - Class A	177	2,311
Destination XL Group, Inc.(1)	10	35
Dick’s Sporting Goods, Inc.	85	6,397
Dine Brands Global, Inc.	26	1,687
Dollar Tree, Inc.(1)	4	688
Domino’s Pizza, Inc.	13	5,020
DoorDash, Inc. - Class A(1)	1	56
DR Horton, Inc.	5	308
Duluth Holdings, Inc. - Class B(1)	3	30
eBay, Inc.	179	7,442
El Pollo Loco Holdings, Inc.(1)	7	68
Ermenegildo Zegna Holditalia SpA(1)	15	158
Ethan Allen Interiors, Inc.	9	176
European Wax Center, Inc. - Class A	1	12
Everi Holdings, Inc.(1)	15	240
EVgo, Inc.(1)	22	132
Expedia Group, Inc.(1)	77	7,260
Express, Inc.(1)	23	45
Faraday Future Intelligent Electric, Inc.(1)	17	43
First Watch Restaurant Group, Inc.(1)	3	37
Five Below, Inc.(1)	45	5,110
Foot Locker, Inc.	119	3,006
Fossil Group, Inc.(1)	17	90
Franchise Group, Inc.	210	7,353
Frontdoor, Inc.(1)	31	739
Full House Resorts, Inc.(1)	8	51
Funko, Inc. - Class A(1)	195	4,346
GameStop Corp. - Class A(1)	2	246
Gap, Inc.	6	51

Garmin Ltd.	101	9,907
Genesco, Inc.(1)	5	253
Gentex Corp.	241	6,740
Genuine Parts Co.	4	513
G-III Apparel Group Ltd.(1)	16	333
Goodyear Tire & Rubber Co.(1)	250	2,675
GoPro, Inc. - Class A(1)	50	276
Graham Holdings Co. - Class B	1	792
Grand Canyon Education, Inc.(1)	141	13,286
Green Brick Partners, Inc.(1)	8	147
Group 1 Automotive, Inc.	40	6,775
Groupon, Inc. - Class A(1)	7	82
GrowGeneration Corp.(1)	22	78
H&R Block, Inc.	130	4,608
Hanesbrands, Inc.	937	9,647
Harley-Davidson, Inc.	543	17,176
Hasbro, Inc.	171	14,030
Haverty Furniture Companies, Inc.	5	125
Hibbett, Inc.	32	1,406
Hilton Worldwide Holdings, Inc.	2	259
Hyatt Hotels Corp. - Class A(1)	2	113
Inspirato, Inc.(1)	4	18
Inspired Entertainment, Inc.(1)	3	22
Installed Building Products, Inc.	88	7,288
International Game Technology Plc	844	15,668
iRobot Corp.(1)	1	52
Jack in the Box, Inc.	107	6,004
JOANN, Inc.	4	30
Johnson Outdoors, Inc. - Class A	2	140
KB Home	25	711
Kohl’s Corp.	75	2,664
Krispy Kreme, Inc.	20	270
Lands’ End, Inc.(1)	6	63
Landsea Homes Corp.(1)	4	24
Las Vegas Sands Corp.(1)	179	6,028
Laureate Education, Inc. - Class A	41	478
La-Z-Boy, Inc.	441	10,446
Lear Corp.	67	8,437
Legacy Housing Corp.(1)	3	39
Leggett & Platt, Inc.	4	140
Lennar Corp. - Class A	8	539
Lennar Corp. - Class B(2)	0	29
Leslie’s, Inc.(1)	976	14,810
LGI Homes, Inc.(1)	7	631
Life Time Group Holdings, Inc.(1)	15	196
Lifetime Brands, Inc.	5	50
Light & Wonder, Inc.(1)	36	1,705
Lindblad Expeditions Holdings, Inc.(1)	10	83
Liquidity Services, Inc.(1)	4	60
Lithia Motors, Inc. - Class A	1	237
LKQ Corp.	471	23,137
LL Flooring Holdings, Inc.(1)	11	106
Lordstown Motors Corp. - Class A(1)	60	94
Lucid Group, Inc.(1)	1	17
M/I Homes, Inc.(1)	9	346
Macy’s, Inc.	9	157
Malibu Boats, Inc. - Class A(1)	36	1,896
MarineMax, Inc.(1)	61	2,205
Marriott International, Inc. - Class A	61	8,288
Marriott Vacations Worldwide Corp.	1	142
Mattel, Inc.(1)	5	122
MDC Holdings, Inc.	118	3,811
Meritage Homes Corp.(1)	13	924
MGM Resorts International	11	313
Mister Car Wash, Inc.(1)(2)	0	4
Modine Manufacturing Co.(1)	18	189
Mohawk Industries, Inc.(1)	102	12,674
Monro, Inc.	122	5,214
Motorcar Parts of America, Inc.(1)	6	83

Movado Group, Inc.	6	174
National Vision Holdings, Inc.(1)	29	784
Newell Brands, Inc.	361	6,865
Nordstrom, Inc.	76	1,596
Norwegian Cruise Line Holdings Ltd.(1)	12	128
NVR, Inc.(1)	4	14,539
ODP Corp.(1)	84	2,541
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	109
OneWater Marine, Inc. - Class A(1)	53	1,751
O’Reilly Automotive, Inc.(1)	1	735
Overstock.com, Inc.(1)	16	400
Oxford Industries, Inc.	148	13,121
Papa John’s International, Inc.	3	290
Party City Holdco, Inc.(1)	25	33
Patrick Industries, Inc.	7	385
Peloton Interactive, Inc. - Class A(1)	9	82
Penn National Gaming, Inc.(1)	29	886
Penske Automotive Group, Inc.	78	8,149
Perdoceo Education Corp.(1)	25	292
Petco Health & Wellness Co., Inc. - Class A(1)	2	35
PetMed Express, Inc.	2	36
Planet Fitness, Inc. - Class A(1)	1	46
PLBY Group, Inc.(1)	11	71
Polaris, Inc.	186	18,468
Porch Group, Inc.(1)	30	76
Poshmark, Inc. - Class A(1)	17	171
PowerSchool Holdings, Inc. - Class A(1)	11	129
PulteGroup, Inc.	115	4,558
Purple Innovation, Inc. - Class A(1)	18	56
PVH Corp.	105	5,990
QuantumScape Corp. - Class A(1)	7	63
Qurate Retail, Inc.	133	382
Ralph Lauren Corp. - Class A	1	125
RCI Hospitality Holdings, Inc.(2)	0	21
RealReal, Inc.(1)	26	65
Red Robin Gourmet Burgers, Inc.(1)	59	473
Red Rock Resorts, Inc. - Class A	608	20,291
RH(1)(2)	0	69
Rivian Automotive, Inc. - Class A(1)	5	138
Rocky Brands, Inc.	2	75
Ross Stores, Inc.	131	9,210
Rover Group, Inc. - Class A(1)	3	13
Royal Caribbean Cruises Ltd.(1)	7	232
RumbleON, Inc. - Class B(1)	4	56
Sally Beauty Holdings, Inc.(1)	3	30
SeaWorld Entertainment, Inc.(1)	8	374
Service Corp. International	5	326
Shoe Carnival, Inc.	7	141
Signet Jewelers Ltd.	17	921
Six Flags Entertainment Corp.(1)	1	23
Skechers USA, Inc. - Class A(1)	491	17,463
Skyline Champion Corp.(1)	240	11,398
Sleep Number Corp.(1)	50	1,559
Smith & Wesson Brands, Inc.	16	211
Snap One Holdings Corp.(1)	6	58
Solid Power, Inc.(1)	12	66
Solo Brands, Inc. - Class A(1)	99	404
Sonic Automotive, Inc. - Class A	8	279
Sportsman’s Warehouse Holdings, Inc.(1)	16	158
Standard Motor Products, Inc.	7	333
Stitch Fix, Inc. - Class A(1)	18	91
StoneMor, Inc.(1)	10	36
Stoneridge, Inc.(1)	146	2,510
Strategic Education, Inc.	8	592
Sturm Ruger & Co., Inc.	25	1,618
Superior Group of Companies, Inc.	4	79
Tapestry, Inc.	126	3,858
Taylor Morrison Home Corp. - Class A(1)	37	873
Tempur Sealy International, Inc.	344	7,352

Terminix Global Holdings, Inc.(1)	4	150
Thor Industries, Inc.	67	4,976
ThredUp, Inc. - Class A(1)	19	47
Tile Shop Holdings, Inc.	12	36
Tilly’s, Inc. - Class A	9	60
Toll Brothers, Inc.	249	11,096
TopBuild Corp.(1)(2)	0	28
Torrid Holdings, Inc.(1)(2)	0	2
Traeger, Inc.(1)	12	50
Travel + Leisure Co.	57	2,205
TravelCenters of America, Inc.(1)	5	171
TRI Pointe Homes, Inc.(1)	34	581
Tupperware Brands Corp.(1)	17	105
Ulta Beauty, Inc.(1)	13	5,043
Under Armour, Inc. - Class A(1)	6	47
Under Armour, Inc. - Class C(1)	6	49
Unifi, Inc.(1)	6	82
Universal Electronics, Inc.(1)	5	128
Urban Outfitters, Inc.(1)	480	8,951
Vacasa, Inc. - Class A(1)	15	43
Vail Resorts, Inc.	36	7,832
VF Corp.	163	7,201
Victoria’s Secret & Co.(1)	1	20
Vista Outdoor, Inc.(1)	21	585
Visteon Corp.(1)	67	6,951
Vivid Seats, Inc. - Class A	7	49
Vivint Smart Home, Inc.(1)	28	96
Volta, Inc.(1)	44	57
Vuzix Corp.(1)	3	21
Wayfair, Inc. - Class A(1)	1	37
Weber, Inc. - Class A	10	69
Weyco Group, Inc.	2	43
Whirlpool Corp.	134	20,790
Williams-Sonoma, Inc.	29	3,222
Winmark Corp.	1	194
Winnebago Industries, Inc.	12	585
Wolverine World Wide, Inc.	390	7,857
Workhorse Group, Inc.(1)	5	12
WW International, Inc.(1)	20	126
Wyndham Hotels & Resorts, Inc.	139	9,118
Wynn Resorts Ltd.(1)	3	157
Xponential Fitness, Inc. - Class A(1)	4	52
Yum! Brands, Inc.	8	866
Zumiez, Inc.(1)	277	7,208

Total Consumer Discretionary		670,483

Consumer Staples – 4.10%
Albertsons Companies, Inc. - Class A	5	127
Alico, Inc.	2	73
Andersons, Inc.	12	387
AppHarvest, Inc.(1)	25	89
Archer-Daniels-Midland Co.	172	13,342
B&G Foods, Inc.	25	599
Beauty Health Co.(1)	4	54
BellRing Brands, Inc.(1)	285	7,102
Benson Hill, Inc.(1)	31	85
BJ’s Wholesale Club Holdings, Inc.(1)	1	91
Boston Beer Co., Inc. - Class A(1)(2)	0	5
Brown-Forman Corp. - Class A	1	38
Brown-Forman Corp. - Class B	2	164
Bunge Ltd.	4	387
Cal-Maine Foods, Inc.	1	61
Campbell Soup Co.	6	283
Casey’s General Stores, Inc.	1	212
Central Garden & Pet Co. - Class A(1)	2	79
Central Garden & Pet Co. - Class A(1)	248	9,937
Chefs’ Warehouse, Inc.(1)	4	152
Church & Dwight Co., Inc.	319	29,590
Clorox Co.	1	88
Coca-Cola Europacific Partners Plc	201	10,362

Conagra Brands, Inc.	218	7,459
Coty, Inc. - Class A(1)	11	85
Darling Ingredients, Inc.(1)	4	269
Edgewell Personal Care Co.	115	3,975
Energizer Holdings, Inc.	145	4,114
Flowers Foods, Inc.	6	153
Fresh Del Monte Produce, Inc.	11	339
Freshpet, Inc.(1)	1	31
Grocery Outlet Holding Corp.(1)	2	104
Hain Celestial Group, Inc.(1)	28	676
Herbalife Nutrition Ltd.(1)	13	264
Hershey Co.	1	131
HF Foods Group, Inc.(1)	14	70
Honest Co., Inc.(1)	22	64
Hormel Foods Corp.	9	411
Hostess Brands, Inc. - Class A(1)	376	7,980
Ingles Markets, Inc. - Class A	5	448
Ingredion, Inc.	60	5,275
J.M. Smucker Co.	36	4,657
John B Sanfilippo & Son, Inc.	1	83
Kellogg Co.	4	250
Keurig Dr Pepper, Inc.	228	8,057
Kroger Co.	297	14,074
Lancaster Colony Corp.	130	16,732
Landec Corp.(1)	9	86
McCormick & Co., Inc.	8	630
Mission Produce, Inc.(1)	13	180
Molson Coors Beverage Co. - Class B	163	8,885
Monster Beverage Corp.(1)	63	5,834
Natural Grocers by Vitamin Cottage, Inc.	1	11
Nature’s Sunshine Products, Inc.(1)	4	45
Nomad Foods Ltd.(1)	518	10,351
Nu Skin Enterprises, Inc. - Class A	11	475
Performance Food Group Co.(1)	114	5,246
Pilgrim’s Pride Corp.(1)	11	345
Post Holdings, Inc.(1)	220	18,148
PriceSmart, Inc.	3	247
Primo Water Corp.	59	784
Reynolds Consumer Products, Inc.	2	46
Rite Aid Corp.(1)	11	74
Sanderson Farms, Inc.	1	254
Seaboard Corp.(2)	0	27
Seneca Foods Corp. - Class A(1)	2	119
Simply Good Foods Co.(1)	324	12,250
Sovos Brands, Inc.(1)	3	53
SpartanNash Co.	13	398
Spectrum Brands Holdings, Inc.	64	5,280
SunOpta, Inc.(1)	3	21
Tattooed Chef, Inc.(1)	3	20
Tootsie Roll Industries, Inc.	1	30
TreeHouse Foods, Inc.(1)	19	787
Tyson Foods, Inc. - Class A	118	10,124
United Natural Foods, Inc.(1)	49	1,912
Universal Corp.	53	3,209
US Foods Holding Corp.(1)	379	11,621
Utz Brands, Inc.	3	39
Vector Group Ltd.	45	468
Village Super Market, Inc. - Class A	3	69
Vintage Wine Estates, Inc.(1)	11	85
Weis Markets, Inc.	6	445
Whole Earth Brands, Inc.(1)	15	94

Total Consumer Staples		247,700

Energy – 5.75%
Aemetis, Inc.(1)	14	67
Alto Ingredients, Inc.(1)	27	100
Amplify Energy Corp.(1)	6	39
Antero Midstream Corp.	11	101
Antero Resources Corp.(1)	3	98
APA Corp.	118	4,129

Archaea Energy, Inc. - Class A(1)	14	223
Archrock, Inc.	52	427
Ardmore Shipping Corp.(1)	13	89
Baker Hughes Co. - Class A	28	808
Berry Corp.	27	205
Borr Drilling Ltd.(1)	27	126
Bristow Group, Inc.(1)	9	210
California Resources Corp.	29	1,113
Callon Petroleum Co.(1)	4	138
Centennial Resource Development, Inc. - Class A(1)	66	395
Centrus Energy Corp. - Class A(1)	3	83
ChampionX Corp.	593	11,762
Cheniere Energy, Inc.	3	441
Chesapeake Energy Corp.	4	315
Civitas Resources, Inc.	27	1,417
Clean Energy Fuels Corp.(1)	63	280
CNX Resources Corp.(1)	578	9,519
ConocoPhillips	143	12,813
CONSOL Energy, Inc.(1)	1	57
Continental Resources, Inc.(2)	0	21
Coterra Energy, Inc.	505	13,016
Devon Energy Corp.	232	12,760
DHT Holdings, Inc.	53	322
Diamond Offshore Drilling, Inc.(1)	38	223
Diamondback Energy, Inc.	275	33,343
DMC Global, Inc.(1)	5	94
Dorian LPG Ltd.	12	178
Dril-Quip, Inc.(1)	13	338
DT Midstream, Inc.	3	152
Earthstone Energy, Inc. - Class A(1)	29	399
Energy Fuels, Inc.(1)	14	68
Enviva, Inc.	20	1,130
EOG Resources, Inc.	78	8,625
EQT Corp.	11	383
Equitrans Midstream Corp.	115	731
Excelerate Energy, Inc. - Class A(1)	6	129
Expro Group Holdings NV(1)	483	5,561
FLEX LNG Ltd.	11	291
Frontline Ltd.(1)	46	405
Gevo, Inc.(1)	72	168
Golar LNG Ltd.(1)	35	803
Green Plains, Inc.(1)	13	362
Halliburton Co.	407	12,752
Helix Energy Solutions Group, Inc.(1)	59	181
Helmerich & Payne, Inc.	165	7,103
Hess Corp.	2	201
HF Sinclair Corp.	166	7,519
International Seaways, Inc.	18	387
Kinder Morgan, Inc.	167	2,792
Kinetik Holdings, Inc. - Class A	6	194
Magnolia Oil & Gas Corp. - Class A	1,041	21,856
Marathon Oil Corp.	375	8,438
Marathon Petroleum Corp.	197	16,162
Matador Resources Co.	445	20,711
Murphy Oil Corp.	31	928
Nabors Industries Ltd.(1)	1	75
NACCO Industries, Inc. - Class A	2	77
National Energy Services Reunited Corp.(1)	14	95
NCS Multistage Holdings, Inc.(1)	2	61
Newpark Resources, Inc.(1)	33	102
NextDecade Corp.(1)	4	19
Noble Corp.(1)	12	303
Nordic American Tankers Ltd.	73	154
Northern Oil & Gas, Inc.	4	111
NOV, Inc.	12	204
Oceaneering International, Inc.(1)	6	61
Oil States International, Inc.(1)	25	137
ONEOK, Inc.	12	669
Ovintiv, Inc.	2	102

Patterson-UTI Energy, Inc.	27	418
PBF Energy, Inc. - Class A(1)	27	797
PDC Energy, Inc.	1	85
Peabody Energy Corp.(1)	44	931
Phillips 66	72	5,879
Pioneer Natural Resources Co.	168	37,528
Plains GP Holdings LP - Class A(1)	664	6,847
ProPetro Holding Corp.(1)	34	338
Range Resources Corp.(1)	3	69
REX American Resources Corp.(1)	2	183
Riley Exploration Permian, Inc.	2	53
Ring Energy, Inc.(1)	26	68
Schlumberger NV	568	20,299
Scorpio Tankers, Inc.	18	628
Select Energy Services, Inc. - Class A(1)	29	197
SFL Corp. Ltd.	43	407
Southwestern Energy Co.(1)	3,304	20,652
Teekay Corp.(1)	26	73
Teekay Tankers Ltd. - Class A(1)	8	143
Tidewater, Inc.(1)	14	302
Ur-Energy, Inc.(1)	27	28
US Silica Holdings, Inc.(1)	23	266
Valero Energy Corp.	113	11,992
Vertex Energy, Inc.(1)	3	29
Viper Energy Partners LP	358	9,558
W&T Offshore, Inc.(1)	10	45
Whiting Petroleum Corp.	11	741
Williams Companies, Inc.	37	1,155
World Fuel Services Corp.	89	1,815

Total Energy		347,377

Financials – 20.05%
1st Source Corp.	6	292
ACNB Corp.	3	91
AFC Gamma, Inc.	6	86
Affiliated Managers Group, Inc.	1	139
Aflac, Inc.	111	6,135
AGNC Investment Corp.	16	175
Alerus Financial Corp.	6	154
Alleghany Corp.(1)	25	21,219
Allegiance Bancshares, Inc.	6	239
Allstate Corp.	248	31,367
Ally Financial, Inc.	191	6,400
Amalgamated Financial Corp.	5	102
A-Mark Precious Metals, Inc.	46	1,470
Ambac Financial Group, Inc.(1)	17	190
Amerant Bancorp, Inc. - Class A	11	297
American Equity Investment Life Holding Co.	29	1,044
American Financial Group, Inc.	36	5,058
American International Group, Inc.	584	29,840
American National Bankshares, Inc.	4	146
Ameriprise Financial, Inc.	161	38,354
Ameris Bancorp	82	3,300
AMERISAFE, Inc.	7	372
Angel Oak Mortgage, Inc.	6	77
Annaly Capital Management, Inc.	335	1,980
Aon Plc - Class A	46	12,367
Apollo Commercial Real Estate Finance, Inc.	52	542
Apollo Global Management, Inc.	157	7,612
Arbor Realty Trust, Inc.	57	752
Arch Capital Group Ltd.(1)	7	335
Ares Commercial Real Estate Corp.	17	203
Ares Management Corp. - Class A	73	4,137
Argo Group International Holdings Ltd.	12	434
ARMOUR Residential REIT, Inc.	40	282
Arrow Financial Corp.	6	176
Arthur J. Gallagher & Co.	108	17,543
Artisan Partners Asset Management, Inc. - Class A	8	289
Assetmark Financial Holdings, Inc.(1)	9	171
Associated Banc-Corp.	366	6,675

Associated Capital Group, Inc. - Class A(2)	0	17
Assurant, Inc.	2	268
Assured Guaranty Ltd.	2	105
Atlantic Union Bankshares Corp.	29	978
Atlanticus Holdings Corp.(1)	1	23
Axis Capital Holdings Ltd.	141	8,043
Axos Financial, Inc.(1)	19	682
Bakkt Holdings, Inc.(1)	24	51
Banc of California, Inc.	21	372
BancFirst Corp.	3	292
Banco Latinoamericano de Comercio Exterior SA - Class E	10	137
Bancorp, Inc.(1)	8	164
Bank First Corp.	3	202
Bank of Hawaii Corp.	133	9,930
Bank of Marin Bancorp	6	196
Bank of New York Mellon Corp.	130	5,413
Bank of NT Butterfield & Son Ltd.	250	7,793
Bank OZK	266	9,987
BankUnited, Inc.	336	11,967
Bankwell Financial Group, Inc.	3	79
Banner Corp.	12	661
Bar Harbor Bankshares	6	155
BayCom Corp.	4	86
BCB Bancorp, Inc.	5	91
Berkshire Hills Bancorp, Inc.	16	399
BGC Partners, Inc. - Class A	117	394
Blackstone Mortgage Trust, Inc. - Class A	63	1,742
Blue Foundry Bancorp(1)	9	107
Blue Ridge Bankshares, Inc.	8	117
BOK Financial Corp.	84	6,355
Bridgewater Bancshares, Inc.(1)	7	118
Bright Health Group, Inc.(1)	70	128
Brighthouse Financial, Inc.(1)	147	6,019
Brightsphere Investment Group, Inc.	419	7,553
BrightSpire Capital, Inc. - Class A	34	259
Broadmark Realty Capital, Inc.	49	328
Brookline Bancorp, Inc.	580	7,721
Brown & Brown, Inc.	7	384
Business First Bancshares, Inc.	9	188
Byline Bancorp, Inc.	10	233
Cadence Bank	737	17,315
Cambridge Bancorp	3	222
Camden National Corp.	6	249
Cannae Holdings, Inc.(1)	29	560
Capital Bancorp, Inc.	3	63
Capital City Bank Group, Inc.	6	154
Capitol Federal Financial, Inc.	44	401
Capstar Financial Holdings, Inc.	8	158
Carlyle Group, Inc.	6	197
Carter Bankshares, Inc.(1)	9	125
Cathay General Bancorp	411	16,108
CBOE Global Markets, Inc.	3	364
CBTX, Inc.	7	192
Central Pacific Financial Corp.	8	182
Chicago Atlantic Real Estate Finance, Inc.	2	28
Chimera Investment Corp.	239	2,106
Cincinnati Financial Corp.	5	559
Citizens & Northern Corp.	6	150
Citizens Financial Group, Inc.	274	9,771
City Holding Co.	5	403
Civista Bancshares, Inc.	6	135
Claros Mortgage Trust, Inc.	34	575
CNA Financial Corp.	106	4,759
CNB Financial Corp.	7	158
CNO Financial Group, Inc.	385	6,967
Coinbase Global, Inc. - Class A(1)	5	219
Colony Bankcorp, Inc.	8	113
Columbia Banking System, Inc.	27	760
Columbia Financial, Inc.(1)	9	206

Comerica, Inc.	4	289
Commerce Bancshares, Inc.	3	225
Community Bank System, Inc.	18	1,147
Community Trust Bancorp, Inc.	6	256
Compass Diversified Holdings	186	3,979
ConnectOne Bancorp, Inc.	53	1,290
Consumer Portfolio Services, Inc.(1)	5	54
Cowen, Inc. - Class A	10	240
Crawford & Co. - Class A	6	48
Credit Acceptance Corp.(1)(2)	0	89
CrossFirst Bankshares, Inc.(1)	18	243
Cullen/Frost Bankers, Inc.	2	204
Curo Group Holdings Corp.	4	20
Customers Bancorp, Inc.(1)	11	378
CVB Financial Corp.	871	21,610
Dime Community Bancshares, Inc.	13	375
Discover Financial Services	275	25,975
Donegal Group, Inc. - Class A	5	80
Donnelley Financial Solutions, Inc.(1)	75	2,183
Dynex Capital, Inc.	13	212
Eagle Bancorp, Inc.	11	514
East West Bancorp, Inc.	406	26,307
Eastern Bankshares, Inc.	48	891
eHealth, Inc.(1)	6	60
Element Fleet Management Corp.	920	9,595
Ellington Financial, Inc.	20	300
Employers Holdings, Inc.	9	392
Enact Holdings, Inc.	28	595
Encore Capital Group, Inc.(1)	25	1,445
Enova International, Inc.(1)	12	341
Enstar Group Ltd.(1)	23	5,019
Enterprise Bancorp, Inc.	4	132
Enterprise Financial Services Corp.	13	551
Equitable Holdings, Inc.	12	301
Equity Bancshares, Inc. - Class A	6	172
Erie Indemnity Co. - Class A(2)	0	40
Esquire Financial Holdings, Inc.	1	21
Essent Group Ltd.	108	4,206
Evercore, Inc. - Class A	1	105
Everest Re Group Ltd.	97	27,077
EZCORP, Inc. - Class A(1)	17	128
FactSet Research Systems, Inc.	28	10,928
Farmers & Merchants Bancorp, Inc.	3	106
Farmers National Banc Corp.	13	196
FB Financial Corp.	14	536
Federal Agricultural Mortgage Corp. - Class C	3	319
Fidelity National Financial, Inc.	8	305
Fifth Third Bancorp	1,018	34,210
Finance Of America Companies, Inc. - Class A(1)	19	30
Financial Institutions, Inc.	6	165
First American Financial Corp.	103	5,473
First Bancorp	12	406
First Bancorp	346	4,467
First Bancorp, Inc.	4	129
First Bancshares, Inc.	8	229
First Bank/Hamilton NJ	7	101
First Busey Corp.	20	462
First Business Financial Services, Inc.	3	98
First Citizens BancShares, Inc. - Class A(2)	0	181
First Commonwealth Financial Corp.	32	424
First Community Bankshares, Inc.	7	199
First Financial Bancorp	32	615
First Financial Corp.	5	209
First Foundation, Inc.	20	400
First Guaranty Bancshares, Inc.	2	49
First Hawaiian, Inc.	345	7,825
First Horizon Corp.	16	349
First Internet Bancorp	4	130
First Interstate BancSystem, Inc. - Class A	316	12,045

First Merchants Corp.	38	1,343
First Mid Bancshares, Inc.	19	664
First of Long Island Corp.	9	165
First Republic Bank	103	14,895
First Western Financial, Inc.(1)	3	71
FirstCash Holdings, Inc.	7	504
Five Star Bancorp	4	100
Flagstar Bancorp, Inc.	18	637
Flushing Financial Corp.	11	242
FNB Corp.	314	3,415
Focus Financial Partners, Inc. - Class A(1)	178	6,067
Franklin BSP Realty Trust, Inc.	29	392
Franklin Resources, Inc.	8	198
FS KKR Capital Corp.	122	2,372
Fulton Financial Corp.	58	831
FVCBankcorp, Inc.(1)	4	69
GAMCO Investors, Inc. - Class A(2)	0	5
GCM Grosvenor, Inc. - Class A	2	11
Genworth Financial, Inc. - Class A(1)	173	610
German American Bancorp, Inc.	11	371
Glacier Bancorp, Inc.	429	20,324
Globe Life, Inc.	94	9,181
Goosehead Insurance, Inc. - Class A	1	47
Granite Point Mortgage Trust, Inc.	19	178
Great Southern Bancorp, Inc.	4	221
Green Dot Corp. - Class A(1)	16	400
Greenlight Capital Re Ltd. - Class A(1)	10	77
Guaranty Bancshares, Inc.	4	132
Hancock Whitney Corp.	33	1,455
Hanmi Financial Corp.	287	6,435
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30	1,128
Hanover Insurance Group, Inc.	68	9,949
HarborOne Bancorp, Inc.	18	241
Hartford Financial Services Group, Inc.	282	18,426
HBT Financial, Inc.	4	67
Heartland Financial USA, Inc.	16	674
Heritage Commerce Corp.	24	253
Heritage Financial Corp.	12	292
Hilltop Holdings, Inc.	24	629
Hingham Institution for Savings	1	158
Hippo Holdings, Inc.(1)	91	80
Home Bancorp, Inc.	3	113
Home Bancshares, Inc.	192	3,993
Home Point Capital, Inc.	3	10
HomeStreet, Inc.	6	224
HomeTrust Bancshares, Inc.	5	131
Hope Bancorp, Inc.	39	542
Horace Mann Educators Corp.	245	9,412
Horizon Bancorp, Inc.	16	281
Huntington Bancshares, Inc.	1,785	21,469
Independent Bank Corp.	9	165
Independent Bank Corp.	280	22,253
Independent Bank Group, Inc.	48	3,242
Interactive Brokers Group, Inc. - Class A	3	153
International Bancshares Corp.	21	854
Invesco Ltd.	11	181
Invesco Mortgage Capital, Inc.	13	188
Investors Title Co.(2)	0	64
Jackson Financial, Inc. - Class A	28	756
James River Group Holdings Ltd.	24	590
Janus Henderson Group Plc	4	98
Jefferies Financial Group, Inc.	6	174
John Marshall Bancorp, Inc.	4	89
Kearny Financial Corp.	24	270
Kemper Corp.	2	91
KeyCorp	1,536	26,467
KKR & Co., Inc. - Class Miscella	17	800
KKR Real Estate Finance Trust, Inc.	19	334
Ladder Capital Corp. - Class A	42	444

Lakeland Bancorp, Inc.	24	350
Lakeland Financial Corp.	127	8,466
Lazard Ltd. - Class A	110	3,579
Lemonade, Inc.(1)	16	287
LendingClub Corp.(1)	36	416
Lincoln National Corp.	84	3,907
Live Oak Bancshares, Inc.	3	95
Loews Corp.	125	7,423
Luther Burbank Corp.	7	90
M&T Bank Corp.	5	858
Macatawa Bank Corp.	12	107
Manning & Napier, Inc. - Class A	4	44
Markel Corp.(1)(2)	0	402
MarketWise, Inc.(1)	6	20
MBIA, Inc.(1)	18	220
Mercantile Bank Corp.	6	203
Merchants Bancorp	6	144
Mercury General Corp.	11	469
Meta Financial Group, Inc.	7	276
Metrocity Bankshares, Inc.	5	109
Metropolitan Bank Holding Corp.(1)	4	258
MFA Financial, Inc.	38	410
MGIC Investment Corp.	219	2,763
Mid Penn Bancorp, Inc.	6	155
Midland States Bancorp, Inc.	9	205
MidWestOne Financial Group, Inc.	6	173
Moelis & Co. - Class A	12	481
Moneylion, Inc.(1)	60	79
Morningstar, Inc.(2)	0	18
Mr Cooper Group, Inc.(1)	237	8,720
MSCI, Inc. - Class A	1	239
MVB Financial Corp.	4	138
Nasdaq, Inc.	134	20,474
National Bank Holdings Corp. - Class A	10	383
National Western Life Group, Inc. - Class A	1	187
Navient Corp.	267	3,737
NBT Bancorp, Inc.	14	525
Nelnet, Inc. - Class A	6	469
New Residential Investment Corp.	1,520	14,164
New York Community Bancorp, Inc.	14	127
New York Mortgage Trust, Inc.	140	387
Nexpoint Real Estate Finance, Inc.	3	53
NI Holdings, Inc.(1)	3	53
Nicolet Bankshares, Inc.(1)	4	313
NMI Holdings, Inc. - Class A(1)	30	501
Northeast Bank	3	95
Northern Trust Corp.	6	596
Northfield Bancorp, Inc.	15	200
Northwest Bancshares, Inc.	41	526
OceanFirst Financial Corp.	23	432
OFG Bancorp	17	430
Old National Bancorp	341	5,044
Old Republic International Corp.	142	3,166
Old Second Bancorp, Inc.	16	219
OneMain Holdings, Inc. - Class A	4	135
Oportun Financial Corp.(1)	10	83
Oppenheimer Holdings, Inc. - Class A	3	112
OppFi, Inc.(1)	6	21
Orchid Island Capital, Inc. - Class A	61	175
Origin Bancorp, Inc.	33	1,266
Orrstown Financial Services, Inc.	4	99
Oscar Health, Inc. - Class A(1)	43	184
Pacific Premier Bancorp, Inc.	106	3,086
PacWest Bancorp	89	2,367
Park National Corp.	5	643
Parke Bancorp, Inc.	4	81
Patria Investments Ltd. - Class A	39	513
PCB Bancorp	5	85
PCSB Financial Corp.	6	110

Peapack Gladstone Financial Corp.	7	208
PennantPark Investment Corp.	164	1,010
PennyMac Financial Services, Inc.	11	499
PennyMac Mortgage Investment Trust	27	371
Peoples Bancorp, Inc.	11	288
Peoples Financial Services Corp.	3	159
Pinnacle Financial Partners, Inc.	2	163
Pioneer Bancorp, Inc.(1)	4	37
Piper Sandler Companies	6	733
Popular, Inc.	43	3,289
PRA Group, Inc.(1)	14	524
Preferred Bank	4	248
Premier Financial Corp.	39	987
Primerica, Inc.	1	138
Primis Financial Corp.	9	121
Principal Financial Group, Inc.	80	5,368
ProAssurance Corp.	67	1,591
Professional Holding Corp. - Class A(1)	4	79
PROG Holdings, Inc.(1)	183	3,025
Prospect Capital Corp.	296	2,066
Prosperity Bancshares, Inc.	185	12,638
Provident Bancorp, Inc.	6	86
Provident Financial Services, Inc.	69	1,530
Prudential Financial, Inc.	54	5,177
QCR Holdings, Inc.	21	1,122
Radian Group, Inc.	66	1,293
Raymond James Financial, Inc.	61	5,454
RBB Bancorp	7	136
Ready Capital Corp.	27	326
Red River Bancshares, Inc.	2	97
Redwood Trust, Inc.	45	350
Regional Management Corp.	3	108
Regions Financial Corp.	409	7,662
Reinsurance Group of America, Inc. - Class A	111	13,013
RenaissanceRe Holdings Ltd.	36	5,570
Renasant Corp.	19	533
Republic Bancorp, Inc. - Class A	4	179
Republic First Bancorp, Inc.(1)	14	53
Robinhood Markets, Inc. - Class A(1)	17	137
Rocket Companies, Inc. - Class A	2	16
Root, Inc./OH - Class A(1)	51	60
S&T Bancorp, Inc.	13	356
Safety Insurance Group, Inc.	5	481
Sandy Spring Bancorp, Inc.	156	6,100
Sculptor Capital Management, Inc. - Class A	5	42
Seacoast Banking Corp. of Florida	19	628
SEI Investments Co.	3	174
Selective Insurance Group, Inc.	258	22,468
Selectquote, Inc.(1)	48	120
Shore Bancshares, Inc.	7	121
Sierra Bancorp	5	114
Signature Bank	2	317
Silvergate Capital Corp. - Class A(1)	2	133
Simmons First National Corp. - Class A	42	893
SiriusPoint Ltd.(1)	35	190
SLM Corp.	1,257	20,032
SmartFinancial, Inc.	7	161
SoFi Technologies, Inc.(1)	24	127
South Plains Financial, Inc.	4	100
South State Corp.	288	22,234
Southern First Bancshares, Inc.(1)	3	144
Southern Missouri Bancorp, Inc.	3	147
Southside Bancshares, Inc.	11	396
Starwood Property Trust, Inc.	9	187
State Street Corp.	177	10,922
Sterling Bancorp, Inc.(1)	7	39
Stewart Information Services Corp.	9	456
Stifel Financial Corp.	178	9,964
Stock Yards Bancorp, Inc.	2	119

StoneX Group, Inc.(1)	6	453
Summit Financial Group, Inc.	4	115
Sunlight Financial Holdings, Inc.(1)	9	28
SVB Financial Group(1)	45	17,687
SWK Holdings Corp.(1)	1	19
Synchrony Financial	15	415
Synovus Financial Corp.	4	157
T Rowe Price Group, Inc.	7	774
Texas Capital Bancshares, Inc.(1)	120	6,294
TFS Financial Corp.	2	25
Third Coast Bancshares, Inc.(1)	5	101
Tiptree, Inc.	10	103
Tompkins Financial Corp.	5	376
Towne Bank	62	1,688
TPG RE Finance Trust, Inc.	25	222
Tradeweb Markets, Inc. - Class A	1	80
Travelers Companies, Inc.	33	5,530
Trean Insurance Group, Inc.(1)	9	57
TriCo Bancshares	12	557
Triumph Bancorp, Inc.(1)	5	343
Truist Financial Corp.	277	13,138
TrustCo Bank Corp. NY	6	200
Trustmark Corp.	21	609
Two Harbors Investment Corp.	1,986	9,892
UMB Financial Corp.	174	15,017
Umpqua Holdings Corp.	776	13,011
United Bankshares, Inc.	436	15,281
United Community Banks, Inc.	36	1,072
United Fire Group, Inc.	8	267
Unity Bancorp, Inc.	3	72
Universal Insurance Holdings, Inc.	99	1,284
Univest Financial Corp.	11	290
Unum Group	104	3,530
Upstart Holdings, Inc.(1)	2	56
USCB Financial Holdings, Inc.(1)	4	44
UWM Holdings Corp.(2)	0	1
Valley National Bancorp	429	4,468
Value Line, Inc.(2)	0	5
Velocity Financial, Inc.(1)	3	33
Veritex Holdings, Inc.	81	2,365
Victory Capital Holdings, Inc. - Class A	4	107
Virtu Financial, Inc. - Class A	3	70
Virtus Investment Partners, Inc.	2	398
Voya Financial, Inc.	56	3,330
Walker & Dunlop, Inc.	4	348
Washington Federal, Inc.	26	790
Washington Trust Bancorp, Inc.	7	349
Waterstone Financial, Inc.	9	148
Webster Financial Corp.	350	14,756
WesBanco, Inc.	22	685
West Bancorp, Inc.	6	137
Westamerica Bancorp	7	399
Western Alliance Bancorp	1	87
White Mountains Insurance Group Ltd.(2)	0	106
Willis Towers Watson Plc	54	10,617
Wintrust Financial Corp.	57	4,533
World Acceptance Corp.(1)(2)	0	54
WR Berkley Corp.	6	424
WSFS Financial Corp.	21	861
Zions Bancorp N.A.	304	15,470

Total Financials		1,212,435

Healthcare – 9.52%
10X Genomics, Inc. - Class A(1)(2)	0	17
1Life Healthcare, Inc.(1)	68	530
23andMe Holding Co. - Class A(1)	35	88
2seventy bio, Inc.(1)	13	176
4D Molecular Therapeutics, Inc.(1)	11	80
AbCellera Biologics, Inc.(1)	45	476
Absci Corp.(1)	18	60

Acadia Healthcare Co., Inc.(1)	3	181
Accolade, Inc.(1)	22	166
Adagio Therapeutics, Inc.(1)	18	58
AdaptHealth Corp. - Class A(1)	454	8,183
Adaptive Biotechnologies Corp.(1)	41	330
Addus HomeCare Corp.(1)	133	11,110
Adicet Bio, Inc.(1)	11	155
ADMA Biologics, Inc.(1)	36	70
Aduro Bioteech, Inc.(1)(4)	1	3
Aerie Pharmaceuticals, Inc.(1)	3	21
Aerovate Therapeutics, Inc.(1)	3	53
Affimed NV(1)	5	14
Agilent Technologies, Inc.	46	5,415
Agiliti, Inc.(1)	306	6,277
agilon health, Inc.(1)(2)	0	9
Agios Pharmaceuticals, Inc.(1)	21	468
Akero Therapeutics, Inc.(1)	9	87
Align Technology, Inc.(1)	1	144
Allogene Therapeutics, Inc.(1)	30	341
Allovir, Inc.(1)	11	42
Allscripts Healthcare Solutions, Inc.(1)	42	623
Alpha Teknova, Inc.(1)	3	22
Alphatec Holdings, Inc.(1)	2	13
Alpine Immune Sciences, Inc.(1)	3	23
ALX Oncology Holdings, Inc.(1)	8	62
Amedisys, Inc.(1)	1	105
American Well Corp. - Class A(1)	86	370
AmerisourceBergen Corp. - Class A	110	15,601
AMN Healthcare Services, Inc.(1)	116	12,759
Amylyx Pharmaceuticals, Inc.(1)	3	62
AN2 Therapeutics, Inc.(1)	2	12
AnaptysBio, Inc.(1)	8	154
AngioDynamics, Inc.(1)	13	255
ANI Pharmaceuticals, Inc.(1)	5	140
Anika Therapeutics, Inc.(1)	6	130
Arbutus Biopharma Corp.(1)	18	49
Arcellx, Inc.(1)	3	62
Arcturus Therapeutics Holdings, Inc.(1)	1	14
Arcus Biosciences, Inc.(1)	19	472
Artivion, Inc.(1)	2	29
Atara Biotherapeutics, Inc.(1)	31	242
Atea Pharmaceuticals, Inc.(1)	30	210
Athira Pharma, Inc.(1)	11	34
ATI Physical Therapy, Inc.(1)	31	44
AtriCure, Inc.(1)	6	249
Avanos Medical, Inc.(1)	17	475
Avantor, Inc.(1)	1,221	37,978
Aveanna Healthcare Holdings, Inc.(1)	3,109	7,027
Avidity Biosciences, Inc.(1)	19	269
Azenta, Inc.	2	159
Berkeley Lights, Inc.(1)	20	100
BioCryst Pharmaceuticals, Inc.(1)	21	221
Biogen, Inc.(1)	4	902
Biohaven Pharmaceutical Holding Co. Ltd.(1)	9	1,281
BioLife Solutions, Inc.(1)	11	155
BioMarin Pharmaceutical, Inc.(1)	6	464
Bionano Genomics, Inc.(1)	105	145
Bio-Rad Laboratories, Inc. - Class A(1)	1	318
Bioventus, Inc. - Class A(1)	11	76
Bioxcel Therapeutics, Inc.(1)	7	89
Bluebird Bio, Inc.(1)	28	115
Boston Scientific Corp.(1)	259	9,663
Bridgebio Pharma, Inc.(1)	14	128
Brookdale Senior Living, Inc.(1)	68	310
Butterfly Network, Inc.(1)	48	147
C4 Therapeutics, Inc.(1)	15	114
Cara Therapeutics, Inc.(1)	17	153
Cardinal Health, Inc.	85	4,464
Cardiovascular Systems, Inc.(1)	7	107

CareMax, Inc.(1)	22	78
Caribou Biosciences, Inc.(1)	19	103
Castle Biosciences, Inc.(1)	9	189
Catalent, Inc.(1)	4	376
Celldex Therapeutics, Inc.(1)	13	363
Centene Corp.(1)	163	13,769
Century Therapeutics, Inc.(1)	7	58
Certara, Inc.(1)	1	25
Change Healthcare, Inc.(1)	7	161
Charles River Laboratories International, Inc.(1)(2)	0	20
Chemed Corp.(2)	0	141
ChemoCentryx, Inc.(1)	6	149
Chimerix, Inc.(1)	8	17
Chinook Therapeutics, Inc.(1)	16	273
Cigna Corp.	27	7,191
CinCor Pharma, Inc.(1)	5	89
Cogent Biosciences, Inc.(1)	16	143
Community Health Systems, Inc.(1)	48	180
Computer Programs & Systems, Inc.(1)	5	150
Convey Health Solutions Holdings, Inc.(1)	6	64
Cooper Companies, Inc.	44	13,848
Covetrus, Inc.(1)	39	812
Crinetics Pharmaceuticals, Inc.(1)	17	313
Cross Country Healthcare, Inc.(1)	12	245
CryoPort, Inc.(1)	3	90
CTI BioPharma Corp.(1)	27	160
Cue Health, Inc.(1)	39	125
Cullinan Oncology, Inc.(1)	11	137
Cytokinetics, Inc.(1)	3	113
DaVita, Inc.(1)	65	5,197
Day One Biopharmaceuticals, Inc.(1)	8	150
Deciphera Pharmaceuticals, Inc.(1)	12	152
Definitive Healthcare Corp. - Class A(1)(2)	0	11
Dentsply Sirona, Inc.	7	234
Design Therapeutics, Inc.(1)	12	170
DICE Therapeutics, Inc.(1)	11	169
Doximity, Inc. - Class A(1)	2	54
Dyne Therapeutics, Inc.(1)	12	85
Edgewise Therapeutics, Inc.(1)	10	82
Editas Medicine, Inc. - Class A(1)	26	308
Eiger BioPharmaceuticals, Inc.(1)	1	9
Elanco Animal Health, Inc.(1)	1,432	28,111
Embecta Corp.(1)	54	1,355
Emergent BioSolutions, Inc.(1)	19	583
Enanta Pharmaceuticals, Inc.(1)	6	299
Encompass Health Corp.	3	163
Endo International Plc(1)	79	37
Enochian Biosciences, Inc.(1)	7	13
Enovis Corp.(1)	253	13,929
Envista Holdings Corp.(1)	309	11,919
EQRx, Inc.(1)	52	244
Erasca, Inc.(1)	23	128
Exact Sciences Corp.(1)	4	173
Exelixis, Inc.(1)	1	28
EyePoint Pharmaceuticals, Inc.(1)	5	39
FibroGen, Inc.(1)	4	42
Figs, Inc. - Class A(1)	7	64
Forma Therapeutics Holdings, Inc.(1)	14	96
Fulcrum Therapeutics, Inc.(1)	14	67
Fulgent Genetics, Inc.(1)	8	441
Generation Bio Co.(1)	17	109
Geron Corp.(1)	38	58
Globus Medical, Inc. - Class A(1)	2	123
HCA Healthcare, Inc.	61	10,249
Health Catalyst, Inc.(1)	21	302
HealthStream, Inc.(1)	8	169
Henry Schein, Inc.(1)	4	318
HilleVax, Inc.(1)	4	39
Hims & Hers Health, Inc.(1)	7	30

Hologic, Inc.(1)	190	13,165
Horizon Therapeutics Plc(1)(2)	0	39
Humana, Inc.	32	15,036
ICON Plc(1)	118	25,659
Icosavax, Inc.(1)	8	44
ICU Medical, Inc.(1)	45	7,385
Ideaya Biosciences, Inc.(1)	13	176
IGM Biosciences, Inc.(1)	1	20
Imago Biosciences, Inc.(1)	5	61
ImmunityBio, Inc.(1)	7	27
ImmunoGen, Inc.(1)	40	178
Immunovant, Inc.(1)	14	53
Inari Medical, Inc.(1)	2	110
Incyte Corp.(1)	1	56
Innovage Holding Corp.(1)	5	24
Innoviva, Inc.(1)	147	2,174
Inogen, Inc.(1)	8	205
Inotiv, Inc.(1)	6	59
Inovio Pharmaceuticals, Inc.(1)	83	143
Instil Bio, Inc.(1)	25	115
Integer Holdings Corp.(1)	179	12,661
Integra LifeSciences Holdings Corp.(1)	2	115
Intellia Therapeutics, Inc.(1)	10	505
Invitae Corp.(1)	89	217
Ionis Pharmaceuticals, Inc.(1)(2)	0	13
Iovance Biotherapeutics, Inc.(1)	56	619
IQVIA Holdings, Inc.(1)	93	20,116
Ironwood Pharmaceuticals, Inc. - Class A(1)	370	4,260
iTeos Therapeutics, Inc.(1)	9	177
Janux Therapeutics, Inc.(1)	6	71
Jazz Pharmaceuticals Plc(1)	78	12,096
Jounce Therapeutics, Inc.(1)	17	52
KalVista Pharmaceuticals, Inc.(1)	9	86
Keros Therapeutics, Inc.(1)(2)	0	14
Kezar Life Sciences, Inc.(1)	17	138
Kiniksa Pharmaceuticals Ltd. - Class A(1)	1	6
Kinnate Biopharma, Inc.(1)	10	131
Kodiak Sciences, Inc.(1)	12	92
Kronos Bio, Inc.(1)	17	62
Krystal Biotech, Inc.(1)	5	343
Kura Oncology, Inc.(1)	23	431
Kymera Therapeutics, Inc.(1)	14	282
Laboratory Corp. of America Holdings	44	10,264
Lannett Co., Inc.(1)	58	33
Lantheus Holdings, Inc.(1)	371	24,472
Lexicon Pharmaceuticals, Inc.(1)	15	28
LifeStance Health Group, Inc.(1)	26	145
Ligand Pharmaceuticals, Inc.(1)	5	443
Liquidia Corp.(1)	6	27
LivaNova Plc(1)	5	304
Lyell Immunopharma, Inc.(1)	65	422
MacroGenics, Inc.(1)	22	64
MannKind Corp.(1)	81	310
Maravai LifeSciences Holdings, Inc. - Class A(1)	96	2,723
Masimo Corp.(1)(2)	0	45
MaxCyte, Inc.(1)	31	145
McKesson Corp.	45	14,679
MEDNAX, Inc.(1)	32	666
MeiraGTx Holdings Plc(1)	11	85
Merit Medical Systems, Inc.(1)	3	157
Mersana Therapeutics, Inc.(1)	31	145
MiMedx Group, Inc.(1)	40	139
Mirati Therapeutics, Inc.(1)	1	91
ModivCare, Inc.(1)	98	8,280
Molina Healthcare, Inc.(1)	33	9,367
Monte Rosa Therapeutics, Inc.(1)	10	99
Morphic Holding, Inc.(1)	1	30
Multiplan Corp.(1)	141	775
Myriad Genetics, Inc.(1)	30	542

NanoString Technologies, Inc.(1)	2	30
Nano-X Imaging Ltd.(1)	14	155
Natera, Inc.(1)(2)	0	6
National HealthCare Corp.	11	754
Natus Medical, Inc.(1)	6	180
Nautilus Biotechnology, Inc. - Class A(1)	16	43
Nektar Therapeutics - Class A(1)	69	260
Neogen Corp.(1)	4	99
NeoGenomics, Inc.(1)	47	386
NextGen Healthcare, Inc.(1)	12	203
NGM Biopharmaceuticals, Inc.(1)	6	74
Nkarta, Inc.(1)	12	144
Nurix Therapeutics, Inc.(1)	17	214
Nuvalent, Inc. - Class A(1)	6	80
Nuvation Bio, Inc.(1)	44	144
Oak Street Health, Inc.(1)	3	57
OPKO Health, Inc.(1)	150	380
OraSure Technologies, Inc.(1)	29	79
Organon & Co.	157	5,300
Orthofix Medical, Inc.(1)	7	171
Owens & Minor, Inc.	24	759
P3 Health Partners, Inc.(1)	5	17
Pacific Biosciences of California, Inc.(1)	85	375
Pardes Biosciences, Inc. - Class A(1)	10	29
Patterson Companies, Inc.	90	2,726
PepGen, Inc.(1)	2	22
PerkinElmer, Inc.	4	543
Perrigo Co. Plc	4	164
PetIQ, Inc. - Class A(1)	2	33
Phreesia, Inc.(1)	9	236
PMV Pharmaceuticals, Inc.(1)	14	203
Point Biopharma Global, Inc. - Class A(1)	3	19
Praxis Precision Medicines, Inc.(1)	16	39
Precigen, Inc.(1)	5	6
Premier, Inc. - Class A	262	9,353
Prestige Consumer Healthcare, Inc.(1)	277	16,279
Protagonist Therapeutics, Inc.(1)	17	132
Provention Bio, Inc.(1)	3	12
PTC Therapeutics, Inc.(1)	6	257
QIAGEN NV(1)	7	326
Quanterix Corp.(1)	11	173
Quantum-Si, Inc.(1)	32	75
Quest Diagnostics, Inc.	4	468
QuidelOrtho Corp.(1)	58	5,650
Rallybio Corp.(1)	3	19
RAPT Therapeutics, Inc.(1)	3	52
Reata Pharmaceuticals, Inc. - Class A(1)	2	53
Recursion Pharmaceuticals, Inc. - Class A(1)	46	375
REGENXBIO, Inc.(1)	15	371
Relay Therapeutics, Inc.(1)	26	441
Relmada Therapeutics, Inc.(1)	2	47
Repligen Corp.(1)(2)	0	77
Replimune Group, Inc.(1)	11	187
REVOLUTION Medicines, Inc.(1)	20	397
Rocket Pharmaceuticals, Inc.(1)	17	231
Royalty Pharma Plc - Class A	11	464
RxSight, Inc.(1)	1	15
Sage Therapeutics, Inc.(1)	19	630
Sana Biotechnology, Inc.(1)	32	207
Sangamo Therapeutics, Inc.(1)	46	190
SeaSpine Holdings Corp.(1)	12	66
Seer, Inc. - Class A(1)	19	166
Select Medical Holdings Corp.	99	2,328
Sema4 Holdings Corp.(1)	57	72
Sharecare, Inc.(1)	24	37
Sight Sciences, Inc.(1)	7	62
Signify Health, Inc. - Class A(1)	2	32
Singular Genomics Systems, Inc.(1)	19	74
SomaLogic, Inc.(1)	51	229

Sorrento Therapeutics, Inc.(1)	123	246
Sotera Health Co.(1)	1,166	22,851
SpringWorks Therapeutics, Inc.(1)	11	261
STERIS Plc	3	531
Stoke Therapeutics, Inc.(1)	8	104
Supernus Pharmaceuticals, Inc.(1)	18	520
Surgery Partners, Inc.(1)	2	47
Sutro Biopharma, Inc.(1)	19	99
Syndax Pharmaceuticals, Inc.(1)	14	275
Syneos Health, Inc. - Class A(1)	300	21,481
Tactile Systems Technology, Inc.(1)	5	33
Talaris Therapeutics, Inc.(1)	8	34
Tandem Diabetes Care, Inc.(1)(2)	0	6
Tango Therapeutics, Inc.(1)	16	73
Tarsus Pharmaceuticals, Inc.(1)	6	92
Teladoc Health, Inc.(1)	4	147
Teleflex, Inc.	1	351
Tenaya Therapeutics, Inc.(1)	9	53
Tenet Healthcare Corp.(1)	3	169
Theravance Biopharma, Inc.(1)	2	17
Theseus Pharmaceuticals, Inc.(1)	6	31
Travere Therapeutics, Inc. - Class Preferre(1)	2	51
Tricida, Inc.(1)	9	91
Turning Point Therapeutics, Inc.(1)	15	1,130
Twist Bioscience Corp.(1)	7	230
Tyra Biosciences, Inc.(1)	5	34
Ultragenyx Pharmaceutical, Inc.(1)(2)	0	29
United Therapeutics Corp.(1)	33	7,808
Universal Health Services, Inc. - Class B	84	8,500
Utah Medical Products, Inc.(2)	0	5
Vanda Pharmaceuticals, Inc.(1)	21	227
Varex Imaging Corp.(1)	64	1,369
Vaxart, Inc.(1)	35	123
VBI Vaccines, Inc.(1)	66	53
Vera Therapeutics, Inc. - Class A(1)(2)	0	5
Veracyte, Inc.(1)	27	537
Verve Therapeutics, Inc.(1)	11	174
Viatris, Inc.	269	2,821
ViewRay, Inc.(1)	7	19
Vir Biotechnology, Inc.(1)	27	689
Viridian Therapeutics, Inc.(1)	2	26
VistaGen Therapeutics, Inc.(1)	11	10
Xencor, Inc.(1)	21	585
Zentalis Pharmaceuticals, Inc.(1)	1	21
Zimmer Biomet Holdings, Inc.	109	11,489
Zimvie, Inc.(1)	37	600
Zogenix, Inc.(1)(4)	21	13

Total Healthcare		575,514

Industrials – 15.87%
AAR Corp.(1)	13	527
ABM Industries, Inc.	288	12,513
ACCO Brands Corp.	35	230
Acuity Brands, Inc.	1	156
ACV Auctions, Inc. - Class A(1)	21	138
Advanced Drainage Systems, Inc.	74	6,653
AECOM	4	246
Aerojet Rocketdyne Holdings, Inc.(1)	8	311
AerSale Corp.(1)	5	80
AGCO Corp.	89	8,790
Air Lease Corp. - Class A	225	7,536
Air Transport Services Group, Inc.(1)	13	384
Alamo Group, Inc.	1	61
Alaska Air Group, Inc.(1)	381	15,263
Albany International Corp. - Class A	9	744
Alight, Inc. - Class A(1)	127	856
Allegiant Travel Co. - Class A(1)	37	4,226
Allegion Plc	140	13,701
Allied Motion Technologies, Inc.(2)	0	8
Allison Transmission Holdings, Inc.	110	4,235

Alta Equipment Group, Inc.(1)	6	51
Altra Industrial Motion Corp.	354	12,461
AMERCO(2)	0	126
American Airlines Group, Inc.(1)	132	1,674
American Woodmark Corp.(1)	6	262
AMETEK, Inc.	298	32,795
AO Smith Corp.	3	159
API Group Corp.(1)	77	1,152
ArcBest Corp.	50	3,519
Archer Aviation, Inc. - Class A(1)	45	138
Arcosa, Inc.	171	7,958
Argan, Inc.	5	203
Armstrong World Industries, Inc.	1	42
ASGN, Inc.(1)	82	7,442
Astec Industries, Inc.	8	344
Astra Space, Inc.(1)	54	70
Astronics Corp.(1)	9	91
Atkore, Inc.(1)	69	5,703
Atlas Air Worldwide Holdings, Inc.(1)	72	4,471
Atlas Technical Consultants, Inc.(1)	3	13
Avis Budget Group, Inc.(1)	1	132
Axon Enterprise, Inc.(1)	55	5,163
AZEK Co., Inc. - Class A(1)	225	3,767
AZZ, Inc.	9	349
Barnes Group, Inc.	19	581
Barrett Business Services, Inc.	15	1,058
Beacon Roofing Supply, Inc.(1)	55	2,834
Bird Global, Inc. - Class A(1)	81	35
Blade Air Mobility, Inc.(1)	20	89
BlueLinx Holdings, Inc.(1)	3	230
Boise Cascade Co.	102	6,093
Brady Corp. - Class A	4	202
BrightView Holdings, Inc.(1)	17	200
Brink’s Co.	238	14,463
Brookfield Business Corp. - Class A	1	30
Builders FirstSource, Inc.(1)	5	280
BWX Technologies, Inc.	175	9,658
CACI International, Inc. - Class A(1)	110	31,087
Caesarstone Ltd.	10	87
Carlisle Companies, Inc.(2)	0	62
Carrier Global Corp.	25	908
Casella Waste Systems, Inc. - Class A(1)	154	11,222
CBIZ, Inc.(1)	323	12,919
CECO Environmental Corp.(1)	60	358
CH Robinson Worldwide, Inc.	3	281
Charah Solutions, Inc.(1)	59	221
Cintas Corp.(2)	0	69
CIRCOR International, Inc.(1)	4	73
Clarivate Plc(1)	14	199
Clean Harbors, Inc.(1)	2	136
Columbus McKinnon Corp.	11	300
CompX International, Inc.	1	12
Concrete Pumping Holdings, Inc.(1)	9	52
Copa Holdings SA - Class A(1)	1	59
Copart, Inc.(1)	55	6,018
Core & Main, Inc. - Class A(1)	1	26
CoreCivic, Inc.(1)	202	2,239
Cornerstone Building Brands, Inc.(1)	3	79
Costamare, Inc.	20	240
CoStar Group, Inc.(1)	10	613
Covenant Logistics Group, Inc. - Class A	4	110
Crane Holdings Co.	123	10,777
Cummins, Inc.	47	9,090
Curtiss-Wright Corp.	61	8,043
Custom Truck One Source, Inc.(1)	14	78
Delta Air Lines, Inc.(1)	123	3,572
Deluxe Corp.	157	3,399
Desktop Metal, Inc. - Class A(1)	100	220
DIRTT Environmental Solutions(1)	126	135

Distribution Solutions Group, Inc.(1)(2)	0	12
Donaldson Co., Inc.	3	151
Dover Corp.	165	20,035
Driven Brands Holdings, Inc.(1)	2	41
Ducommun, Inc.(1)	4	178
Dun & Bradstreet Holdings, Inc.(1)	8	117
DXP Enterprises, Inc.(1)	40	1,219
Dycom Industries, Inc.(1)	25	2,355
Eagle Bulk Shipping, Inc.	5	254
Eaton Corp. Plc	135	17,019
EMCOR Group, Inc.	30	3,048
Encore Wire Corp.	7	720
EnerSys	13	790
Eneti, Inc.	8	50
Ennis, Inc.	9	178
EnPro Industries, Inc.	8	629
Equifax, Inc.	26	4,819
Esab Corp.	382	16,725
ESCO Technologies, Inc.	123	8,435
ESS Tech, Inc.(1)	5	15
Expeditors International of Washington, Inc.	81	7,846
Fathom Digital Manufacturing C(1)	4	16
Federal Signal Corp.	269	9,591
FedEx Corp.	41	9,378
First Advantage Corp.(1)	21	262
Flowserve Corp.	294	8,420
Fluor Corp.(1)	5	120
Fortive Corp.	11	593
Fortune Brands Home & Security, Inc.	3	154
Forward Air Corp.	171	15,754
FTI Consulting, Inc.(1)	1	106
FuelCell Energy, Inc.(1)	37	139
Gates Industrial Corp. Plc(1)	195	2,107
GATX Corp.	12	1,155
Genco Shipping & Trading Ltd.	13	259
GEO Group, Inc.(1)	38	254
Gibraltar Industries, Inc.(1)	281	10,870
Global Industrial Co.	1	35
GMS, Inc.(1)	48	2,156
Golden Ocean Group Ltd.	46	533
Gorman-Rupp Co.	6	183
Graco, Inc.	2	102
Graham Corp.	22	152
Granite Construction, Inc.	17	484
Great Lakes Dredge & Dock Corp.(1)	18	231
Greenbrier Companies, Inc.	12	421
Griffon Corp.	8	232
GXO Logistics, Inc.(1)	3	122
Harsco Corp.(1)	469	3,333
Hawaiian Holdings, Inc.(1)	20	288
Hayward Holdings, Inc.(1)	75	1,084
Healthcare Services Group, Inc.	63	1,096
Heartland Express, Inc.	18	252
HEICO Corp.(2)	0	12
HEICO Corp. - Class A(2)	0	16
Heidrick & Struggles International, Inc.	7	228
Heritage-Crystal Clean, Inc.(1)	5	142
Hertz Global Holdings, Inc.(1)	7	111
Hexcel Corp.	183	9,579
Hillenbrand, Inc.	115	4,717
Hillman Solutions Corp.(1)	49	426
HireRight Holdings Corp.(1)	423	6,011
Howmet Aerospace, Inc.	493	15,520
Hub Group, Inc. - Class A(1)	13	890
Hubbell, Inc. - Class B	43	7,593
Huntington Ingalls Industries, Inc.	23	5,105
Huron Consulting Group, Inc.(1)	3	202
Hydrofarm Holdings Group, Inc.(1)	16	56
Hyliion Holdings Corp.(1)	51	166

Hyster-Yale Materials Handling, Inc.	4	128
IAA, Inc.(1)	1	22
ICF International, Inc.	135	12,778
IDEX Corp.	2	348
IES Holdings, Inc.(1)	1	26
Ingersoll Rand, Inc.	12	514
Interface, Inc. - Class A	4	49
ITT, Inc.	122	8,179
Jacobs Engineering Group, Inc.	4	489
JB Hunt Transport Services, Inc.(2)	0	47
JELD-WEN Holding, Inc.(1)	21	304
JetBlue Airways Corp.(1)	9	77
Joby Aviation, Inc.(1)	9	43
Kaman Corp.	10	327
KAR Auction Services, Inc.(1)	176	2,603
Karat Packaging, Inc.(1)	12	201
KBR, Inc.	200	9,681
Kelly Services, Inc. - Class A	13	261
Kennametal, Inc.	31	731
Kimball International, Inc. - Class B	13	100
Kirby Corp.(1)	179	10,920
Knight-Swift Transportation Holdings, Inc. - Class A	5	219
Korn Ferry	57	3,322
Kratos Defense & Security Solutions, Inc.(1)	46	641
L3Harris Technologies, Inc.	39	9,423
Landstar System, Inc.	39	5,664
Leidos Holdings, Inc.	65	6,523
Lennox International, Inc.	1	206
Li-Cycle Holdings Corp.(1)	29	202
Loomis AB - Class B	59	1,433
Luxfer Holdings Plc	32	483
Lyft, Inc. - Class A(1)	2	25
Manitowoc Co., Inc.(1)	14	145
ManpowerGroup, Inc.	60	4,592
ManTech International Corp. - Class A	7	669
Markforged Holding Corp.(1)	40	74
Marten Transport Ltd.	5	89
Masco Corp.	194	9,803
MasTec, Inc.(1)	2	128
Matson, Inc.	15	1,084
Matthews International Corp. - Class A	11	313
Maxar Technologies, Inc.	191	4,996
MDU Resources Group, Inc.	155	4,170
Mercury Systems, Inc.(1)	2	106
Microvast Holdings, Inc.(1)	26	57
Middleby Corp.(1)	2	191
Miller Industries, Inc.	4	88
MillerKnoll, Inc.	292	7,668
Momentus, Inc.(1)	13	27
Moog, Inc. - Class A	60	4,772
MSA Safety, Inc.	1	88
MSC Industrial Direct Co., Inc. - Class A	1	106
Mueller Industries, Inc.	13	706
National Presto Industries, Inc.	2	119
Nielsen Holdings Plc	11	250
NL Industries, Inc.	3	27
Nordson Corp.	1	268
Norfolk Southern Corp.	51	11,696
Northwest Pipe Co.(1)	3	80
NOW, Inc.(1)	39	382
NuScale Power Corp.(1)	7	70
nVent Electric Plc	532	16,667
Oshkosh Corp.	99	8,164
Otis Worldwide Corp.	267	18,876
Owens Corning	67	4,945
PACCAR, Inc.	10	845
Park Aerospace Corp.	7	87
Parker-Hannifin Corp.	114	28,086
Parsons Corp.(1)	13	528

Pentair Plc	5	228
Planet Labs PBC(1)	7	32
Plug Power, Inc.(1)	8	130
Powell Industries, Inc.	3	80
Preformed Line Products Co.	1	45
Primoris Services Corp.	18	402
Proterra, Inc.(1)	43	201
Proto Labs, Inc.(1)	9	417
Quad/Graphics, Inc.(1)	12	34
Quanex Building Products Corp.	12	281
Quanta Services, Inc.	2	245
Radiant Logistics, Inc.(1)	10	76
RBC Bearings, Inc.(1)	9	1,671
Redwire Corp.(1)	6	19
Regal Rexnord Corp.	67	7,614
Republic Services, Inc. - Class A	227	29,685
Resideo Technologies, Inc.(1)	336	6,532
Resources Connection, Inc.	12	244
REV Group, Inc.	13	137
Robert Half International, Inc.	75	5,595
Rockwell Automation, Inc.	1	226
Rollins, Inc.	1	18
Rush Enterprises, Inc. - Class A	15	741
Rush Enterprises, Inc. - Class B	3	140
Ryder System, Inc.	41	2,880
Safe Bulkers, Inc.	27	102
Schneider National, Inc. - Class B	248	5,557
Science Applications International Corp.	86	7,988
Sensata Technologies Holding Plc	362	14,942
SiteOne Landscape Supply, Inc.(1)	1	63
Skillsoft Corp.(1)	29	101
SkyWest, Inc.(1)	19	412
Snap-on, Inc.	25	4,981
Southwest Airlines Co.(1)	18	661
Spire Global, Inc.(1)	43	50
Spirit AeroSystems Holdings, Inc. - Class A(2)	0	5
Spirit Airlines, Inc.(1)	41	970
SPX Corp.(1)	16	863
Standex International Corp.	109	9,247
Stanley Black & Decker, Inc.	5	481
Steelcase, Inc. - Class A	33	354
Stem, Inc.(1)	3	21
Stericycle, Inc.(1)	148	6,487
Sterling Check Corp.(1)	1	11
Sterling Infrastructure, Inc.(1)	2	47
Sunrun, Inc.(1)	6	144
Tecnoglass, Inc.	86	1,512
Tennant Co.	4	229
Terex Corp.	13	369
Terran Orbital Corp.(1)	9	40
Tetra Tech, Inc.	1	127
Textainer Group Holdings Ltd.	188	5,151
Textron, Inc.	269	16,401
Thermon Group Holdings, Inc.(1)	11	161
Timken Co.	286	15,190
Titan Machinery, Inc.(1)	8	171
Trane Technologies Plc	3	390
TransDigm Group, Inc.(1)	1	521
TransUnion	108	8,610
Trinity Industries, Inc.	26	638
Triton International Ltd.	23	1,228
Triumph Group, Inc.(1)	23	307
TrueBlue, Inc.(1)	13	225
TuSimple Holdings, Inc. - Class A(1)	53	381
Tutor Perini Corp.(1)	16	144
UFP Industries, Inc.	3	208
UniFirst Corp.	10	1,737
United Airlines Holdings, Inc.(1)	78	2,750
United Rentals, Inc.(1)	11	2,762

Univar Solutions, Inc.(1)	96	2,397
Universal Logistics Holdings, Inc.	1	15
Valmont Industries, Inc.	1	124
Vectrus, Inc.(1)	4	148
Vertiv Holdings Co. - Class A	532	4,374
Viad Corp.(1)	7	206
View, Inc.(1)	38	62
Virgin Galactic Holdings, Inc.(1)	43	261
VSE Corp.	4	145
Wabash National Corp.	3	35
Watsco, Inc.(2)	0	114
Werner Enterprises, Inc.	22	834
WESCO International, Inc.(1)	190	20,320
Westinghouse Air Brake Technologies Corp.	5	447
Wheels Up Experience, Inc.(1)	66	128
Willdan Group, Inc.(1)	4	99
WillScot Mobile Mini Holdings Corp. - Class A(1)	1,120	36,302
Woodward, Inc.	2	162
XPO Logistics, Inc.(1)	143	6,869
Xylem, Inc.	5	368

Total Industrials		959,225

Information Technology – 9.15%
3D Systems Corp.(1)	48	462
908 Devices, Inc.(1)	6	124
A10 Networks, Inc.	5	78
ACI Worldwide, Inc.(1)	241	6,240
ACM Research, Inc. - Class A(1)	15	254
ADTRAN, Inc.	2	37
Advanced Energy Industries, Inc.	11	793
Aeva Technologies, Inc.(1)	35	108
Affirm Holdings, Inc. - Class A(1)	5	95
Akamai Technologies, Inc.(1)	5	437
Alpha & Omega Semiconductor Ltd.(1)	2	68
Amdocs Ltd.	79	6,572
American Software, Inc. - Class A	3	56
Amkor Technology, Inc.	394	6,681
Amphenol Corp. - Class A	4	283
Analog Devices, Inc.	35	5,053
ANSYS, Inc.(1)	1	298
Arrow Electronics, Inc.(1)	89	9,977
Avaya Holdings Corp.(1)	354	792
Aviat Networks, Inc.(1)	2	62
Avid Technology, Inc.(1)	5	128
AvidXchange Holdings, Inc.(1)	6	36
Avnet, Inc.	78	3,350
AXT, Inc.(1)	13	77
Belden, Inc.	256	13,649
Benchmark Electronics, Inc.	12	280
Benefitfocus, Inc.(1)	3	20
Bill.com Holdings, Inc.(1)	3	323
Black Knight, Inc.(1)	4	276
Blackbaud, Inc.(1)	1	59
Blend Labs, Inc. - Class A(1)	67	157
Bread Financial Holdings, Inc.	3	103
Brightcove, Inc.(1)	4	25
Broadridge Financial Solutions, Inc.(2)	0	47
C3.ai, Inc. - Class A(1)	21	375
Calix, Inc.(1)	5	155
Cantaloupe, Inc.(1)	10	53
Cass Information Systems, Inc.	5	161
CCC Intelligent Solutions Holdings, Inc.(1)	3	27
CDK Global, Inc.	1	34
CDW Corp.	29	4,568
Cerence, Inc.(1)	15	374
Ceridian HCM Holding, Inc.(1)	3	158
ChannelAdvisor Corp.(1)	11	160
Check Point Software Technologies Ltd.(1)	247	30,021
Ciena Corp.(1)	5	207
Cipher Mining, Inc.(1)	16	22

Cirrus Logic, Inc.(1)	34	2,451
Citrix Systems, Inc.	2	196
Cleanspark, Inc.(1)	17	68
Cognex Corp.(2)	0	15
Cognizant Technology Solutions Corp. - Class A	314	21,169
Coherent, Inc.(1)	3	880
Cohu, Inc.(1)	360	9,989
CompoSecure, Inc.(1)	2	12
Comtech Telecommunications Corp.	11	96
Concentrix Corp.	1	176
Conduent, Inc.(1)	65	279
Consensus Cloud Solutions, Inc.(1)	15	644
Core Scientific, Inc.(1)	75	112
Corning, Inc.	22	679
Corsair Gaming, Inc.(1)	6	83
Coupa Software, Inc.(1)	1	57
Cvent Holding Corp. - Class A(1)	33	150
Dell Technologies, Inc. - Class C	7	314
Diebold Nixdorf, Inc.(1)	9	19
Digi International, Inc.(1)	8	202
Diodes, Inc.(1)	43	2,803
Dolby Laboratories, Inc. - Class A	2	141
DoubleVerify Holdings, Inc.(1)(2)	0	6
Dropbox, Inc. - Class A(1)	1	12
DXC Technology Co.(1)	122	3,697
E2open Parent Holdings, Inc.(1)	72	563
Eastman Kodak Co.(1)	21	95
Ebix, Inc.	8	131
Edgio, Inc.(1)	7	15
eGain Corp.(1)	4	40
Entegris, Inc.	25	2,274
ePlus, Inc.(1)	3	139
Euronet Worldwide, Inc.(1)	7	724
Everbridge, Inc.(1)	97	2,697
EverCommerce, Inc.(1)	8	70
EVERTEC, Inc.	256	9,430
Evolv Technologies Holdings, Inc.(1)	30	79
F5, Inc.(1)	2	286
FARO Technologies, Inc.(1)	7	209
Fastly, Inc. - Class A(1)	42	492
Fidelity National Information Services, Inc.	94	8,659
First Solar, Inc.(1)	3	217
Flex Ltd.(1)	484	6,997
ForgeRock, Inc. - Class A(1)	3	61
FormFactor, Inc.(1)	254	9,849
Genpact Ltd.	3	108
Global Payments, Inc.	84	9,348
GLOBALFOUNDRIES, Inc.(1)	1	58
GoDaddy, Inc. - Class A(1)	4	292
Greenidge Generation Holdings, Inc.(1)	3	9
GTY Technology Holdings, Inc.(1)	15	96
Guidewire Software, Inc.(1)	3	180
Hackett Group, Inc.(2)	0	9
Hewlett Packard Enterprise Co.	472	6,258
HP, Inc.	433	14,208
IBEX Holdings Ltd.(1)	30	513
Ichor Holdings Ltd.(1)	10	265
II-VI, Inc.(1)	91	4,633
Impinj, Inc.(1)	1	42
Informatica, Inc. - Class A(1)	1	18
Information Services Group, Inc.	9	63
Inseego Corp.(1)	23	43
Insight Enterprises, Inc.(1)	2	175
Instructure Holdings, Inc.(1)	5	124
InterDigital, Inc.	7	452
IonQ, Inc.(1)	38	166
IPG Photonics Corp.(1)	1	102
Itron, Inc.(1)	16	778
Jabil, Inc.	123	6,285

Jamf Holding Corp.(1)(2)	0	7
Juniper Networks, Inc.	10	273
Kaleyra, Inc.(1)	10	20
Keysight Technologies, Inc.(1)	39	5,339
Kimball Electronics, Inc.(1)	9	176
KLA Corp.	24	7,603
Knowles Corp.(1)	33	574
Kulicke & Soffa Industries, Inc.	72	3,076
Kyndryl Holdings, Inc.(1)	5	53
Latch, Inc.(1)	27	31
Littelfuse, Inc.	1	184
LiveRamp Holdings, Inc.(1)	25	658
LiveVox Holdings, Inc.(1)	12	20
Lumentum Holdings, Inc.(1)	2	164
Mandiant, Inc.(1)	7	151
Manhattan Associates, Inc.(1)	1	82
Marathon Digital Holdings, Inc.(1)	48	256
Matterport, Inc.(1)	23	84
MAXIMUS, Inc.	350	21,900
Methode Electronics, Inc.	533	19,736
Microchip Technology, Inc.	165	9,570
MicroStrategy, Inc. - Class A(1)	1	232
Mirion Technologies, Inc.(1)	50	291
Mitek Systems, Inc.(1)	2	21
MKS Instruments, Inc.	2	170
MoneyGram International, Inc.(1)	35	346
Motorola Solutions, Inc.	223	46,830
N-able, Inc.(1)	1,220	10,980
National Instruments Corp.	3	108
nCino, Inc.(1)	1	41
NCR Corp.(1)	82	2,555
NetApp, Inc.	147	9,560
NETGEAR, Inc.(1)	10	194
NetScout Systems, Inc.(1)	27	904
nLight, Inc.(1)	17	172
NortonLifeLock, Inc.	622	13,655
Nutanix, Inc. - Class A(1)	3	44
NXP Semiconductors NV	76	11,234
Okta, Inc. - Class A(1)	3	296
Olo, Inc. - Class A(1)	34	339
ON Semiconductor Corp.(1)	5	248
ON24, Inc.(1)	15	142
OneSpan, Inc.(1)	9	109
OSI Systems, Inc.(1)	5	428
Ouster, Inc.(1)	49	79
PAR Technology Corp.(1)	6	222
Paya Holdings, Inc. - Class A(1)	1,353	8,889
Paycor HCM, Inc.(1)	1	36
Paysafe Ltd.(1)	128	249
PC Connection, Inc.	4	183
Perficient, Inc.(1)	95	8,671
PFSweb, Inc.(1)	7	77
Photronics, Inc.(1)	6	117
Ping Identity Holding Corp.(1)	29	531
Plexus Corp.(1)	234	18,348
Procore Technologies, Inc.(1)	1	31
PROS Holdings, Inc.(1)	5	138
Qorvo, Inc.(1)	205	19,334
Rackspace Technology, Inc.(1)	23	166
Rambus, Inc.(1)	396	8,503
Repay Holdings Corp. - Class A(1)	34	436
Ribbon Communications, Inc.(1)	25	76
Rigetti Computing, Inc.(1)	11	41
Riot Blockchain, Inc.(1)	44	185
Sabre Corp.(1)	528	3,080
Sanmina Corp.(1)	78	3,164
Sapiens International Corp. NV	3	77
ScanSource, Inc.(1)	9	289
Seagate Technology Holdings Plc	125	8,944

SecureWorks Corp. - Class A(1)	5	50
Semtech Corp.(1)	118	6,487
SentinelOne, Inc. - Class A(1)	2	36
Skyworks Solutions, Inc.	5	452
Softchoice Corp.	408	7,131
SolarWinds Corp.	18	183
Squarespace, Inc. - Class A(1)	9	191
SS&C Technologies Holdings, Inc.	7	390
StoneCo Ltd. - Class A(1)	51	394
Sumo Logic, Inc.(1)	11	85
Switch, Inc. - Class A	2	60
TaskUS, Inc. - Class A(1)	148	2,488
TD SYNNEX Corp.	32	2,888
TE Connectivity Ltd.	155	17,503
Teledyne Technologies, Inc.(1)	1	525
Teradata Corp.(1)	104	3,863
Teradyne, Inc.(2)	0	40
Terawulf, Inc.(1)	13	16
Trimble, Inc.(1)	8	442
TTM Technologies, Inc.(1)	213	2,662
Turtle Beach Corp.(1)	2	24
Twilio, Inc. - Class A(1)	3	273
Tyler Technologies, Inc.(1)(2)	0	54
Ubiquiti, Inc.(2)	0	31
UiPath, Inc. - Class A(1)	10	189
Ultra Clean Holdings, Inc.(1)	11	323
Unisys Corp.(1)	7	87
Unity Software, Inc.(1)	2	75
Upland Software, Inc.(1)	10	151
Veeco Instruments, Inc.(1)	4	84
Velodyne Lidar, Inc.(1)	81	77
Verint Systems, Inc.(1)	139	5,878
VeriSign, Inc.(1)	3	429
Viasat, Inc.(1)	2	65
Vishay Intertechnology, Inc.	178	3,164
Vishay Precision Group, Inc.(1)	4	118
Vontier Corp.	65	1,502
Western Digital Corp.(1)	192	8,592
Western Union Co.	193	3,172
WEX, Inc.(1)(2)	0	58
Wix.com Ltd.(1)(2)	0	24
WM Technology, Inc.(1)	5	15
WNS Holdings Ltd. - ADR(1)	51	3,830
Wolfspeed, Inc.(1)	3	222
Xerox Holdings Corp.	133	1,977
Xperi Holding Corp.	41	587
Zebra Technologies Corp. - Class A(1)	1	277
Zoom Video Communications, Inc. - Class A(1)	4	412

Total Information Technology		553,115

Materials – 6.75%
AdvanSix, Inc.	7	228
Albemarle Corp.	2	358
Alcoa Corp.	6	254
Amcor Plc	45	562
American Vanguard Corp.	1	31
Amyris, Inc.(1)	65	120
AptarGroup, Inc.	2	214
Arconic Corp.(1)	307	8,615
Ardagh Group SA - Class A(2)(4)	0	6
Ardagh Metal Packaging SA	1,003	6,117
Ashland Global Holdings, Inc.	148	15,206
Avery Dennison Corp.	63	10,275
Avient Corp.	439	17,614
Axalta Coating Systems Ltd.(1)	744	16,455
Ball Corp.	6	396
Berry Global Group, Inc.(1)	279	15,238
Cabot Corp.	49	3,113
Carpenter Technology Corp.	18	491
Celanese Corp. - Class A	39	4,621

Chase Corp.	2	146
Chemours Co.	122	3,910
Clearwater Paper Corp.(1)	6	212
Cleveland-Cliffs, Inc.(1)	16	240
Coeur Mining, Inc.(1)	102	309
Commercial Metals Co.	37	1,229
Constellium SE - Class A(1)	299	3,952
Corteva, Inc.	286	15,481
Crown Holdings, Inc.	376	34,701
Cryptyde, Inc.(1)	3	6
Danimer Scientific, Inc.(1)	33	149
Diversey Holdings Ltd.(1)	1,385	9,142
Dow, Inc.	68	3,499
DuPont de Nemours, Inc.	198	11,028
Eagle Materials, Inc.(2)	0	22
Eastman Chemical Co.	65	5,847
Ecovyst, Inc.	23	230
Element Solutions, Inc.	967	17,205
FMC Corp.	276	29,487
Freeport-McMoRan, Inc.	442	12,945
FutureFuel Corp.	9	69
GCP Applied Technologies, Inc.(1)	1	44
Ginkgo Bioworks Holdings, Inc.(1)	19	46
Glatfelter Corp.	15	105
Graphic Packaging Holding Co.	636	13,040
Greif, Inc. - Class A	112	6,993
Greif, Inc. - Class B	2	110
Hawkins, Inc.	3	100
Haynes International, Inc.	4	140
HB Fuller Co.	191	11,471
Hecla Mining Co.	194	760
Huntsman Corp.	143	4,051
Ingevity Corp.(1)	55	3,467
Innospec, Inc.	2	150
International Flavors & Fragrances, Inc.	8	916
International Paper Co.	107	4,479
Intrepid Potash, Inc.(1)	4	187
Kaiser Aluminum Corp.	119	9,419
Koppers Holdings, Inc.	91	2,066
Louisiana-Pacific Corp.	2	118
LyondellBasell Industries NV - Class A	109	9,506
Martin Marietta Materials, Inc.	2	517
Materion Corp.	1	38
Minerals Technologies, Inc.	45	2,774
Mosaic Co.	140	6,620
Neenah, Inc.	5	173
NewMarket Corp.(2)	0	59
Novagold Resources, Inc.(1)	4	18
Nucor Corp.	8	834
O-I Glass, Inc.(1)	190	2,655
Olin Corp.	4	198
Olympic Steel, Inc.	3	87
Origin Materials, Inc.(1)	15	76
Packaging Corp. of America	3	384
Pactiv Evergreen, Inc.	650	6,470
Perimeter Solutions SA(1)	45	483
Piedmont Lithium, Inc.(1)	5	164
PolyMet Mining Corp.(1)	7	19
PPG Industries, Inc.	85	9,670
PureCycle Technologies, Inc.(1)	8	61
Quaker Chemical Corp.	29	4,284
Ranpak Holdings Corp. - Class A(1)	16	111
Rayonier Advanced Materials, Inc.(1)	23	60
Reliance Steel & Aluminum Co.	46	7,803
Resolute Forest Products, Inc.(1)	17	216
Royal Gold, Inc.	2	196
RPM International, Inc.	4	289
Ryerson Holding Corp.	6	127
Schnitzer Steel Industries, Inc. - Class A	9	286

Schweitzer-Mauduit International, Inc.	60	1,515
Scotts Miracle-Gro Co.	1	63
Sealed Air Corp.	86	4,958
Sensient Technologies Corp.	1	89
Silgan Holdings, Inc.	359	14,863
Sonoco Products Co.	3	164
SSR Mining, Inc.	6	107
Steel Dynamics, Inc.	98	6,458
Stepan Co.	7	711
Summit Materials, Inc. - Class A(1)	45	1,041
SunCoke Energy, Inc.	29	199
Sylvamo Corp.	8	265
TimkenSteel Corp.(1)	17	325
Tredegar Corp.	9	95
TriMas Corp.	307	8,499
Trinseo Plc	53	2,025
Tronox Holdings Plc - Class A	43	724
United States Lime & Minerals, Inc.(2)	0	21
United States Steel Corp.	8	141
Valhi, Inc.	1	33
Vulcan Materials Co.	2	296
Warrior Met Coal, Inc.	17	531
Westlake Corp.	1	100
Westrock Co.	77	3,069
Worthington Industries, Inc.	12	526

Total Materials		408,381

Real Estate – 5.94%
Acadia Realty Trust	32	504
Agree Realty Corp.	27	1,980
Alexander & Baldwin, Inc.	27	485
Alexandria Real Estate Equities, Inc.	5	717
American Assets Trust, Inc.	18	548
American Campus Communities, Inc.	4	269
American Homes 4 Rent - Class A	252	8,938
Americold Realty Trust, Inc.	59	1,774
Anywhere Real Estate, Inc.(1)	44	431
Apartment Income REIT Corp.	4	181
Apartment Investment & Management Co. - Class A(1)	55	349
Apple Hospitality REIT, Inc.	80	1,180
Armada Hoffler Properties, Inc.	24	310
Ashford Hospitality Trust, Inc.(1)	13	77
AvalonBay Communities, Inc.	4	832
Bluerock Residential Growth REIT, Inc. - Class A	7	176
Boston Properties, Inc.	5	420
Braemar Hotels & Resorts, Inc.	25	106
Brandywine Realty Trust	429	4,136
Brixmor Property Group, Inc.	455	9,192
Broadstone Net Lease, Inc. - Class A	526	10,793
BRT Apartments Corp.	4	80
Camden Property Trust	3	385
CareTrust REIT, Inc.	100	1,836
CatchMark Timber Trust, Inc. - Class A	6	63
CBL & Associates Properties, Inc.(1)	8	183
CBRE Group, Inc. - Class A(1)	5	375
Cedar Realty Trust, Inc.	4	111
Centerspace	6	461
Chatham Lodging Trust(1)	122	1,273
City Office REIT, Inc.	132	1,710
Clipper Realty, Inc.	1	5
Community Healthcare Trust, Inc.	3	124
Corporate Office Properties Trust	37	981
Cousins Properties, Inc.	269	7,875
CTO Realty Growth, Inc.	2	134
CubeSmart	425	18,160
DiamondRock Hospitality Co.(1)	77	628
DigitalBridge Group, Inc.(1)	25	120
Diversified Healthcare Trust	358	652
Doma Holdings, Inc.(1)	47	48
Douglas Elliman, Inc.	27	128

Douglas Emmett, Inc.	343	7,686
Duke Realty Corp.	162	8,906
Easterly Government Properties, Inc. - Class A	72	1,367
EastGroup Properties, Inc.	1	194
Empire State Realty Trust, Inc. - Class A	843	5,923
EPR Properties	2	102
Equity Commonwealth(1)	41	1,131
Equity LifeStyle Properties, Inc.	2	149
Equity Residential	174	12,585
Essential Properties Realty Trust, Inc.	44	943
Essex Property Trust, Inc.	50	13,062
Extra Space Storage, Inc.	4	598
Farmland Partners, Inc.	16	218
Federal Realty OP LP	2	227
First Industrial Realty Trust, Inc.	4	192
Forestar Group, Inc.(1)	4	57
Four Corners Property Trust, Inc.	88	2,349
Franklin Street Properties Corp.	156	649
FRP Holdings, Inc.(1)	2	149
Gaming & Leisure Properties, Inc.	119	5,457
Getty Realty Corp.	44	1,155
Gladstone Commercial Corp.	2	36
Gladstone Land Corp.	5	118
Global Medical REIT, Inc.	22	246
Global Net Lease, Inc.	229	3,243
Healthcare Realty Trust, Inc.	78	2,126
Healthcare Trust of America, Inc. - Class A	7	191
Healthpeak Properties, Inc.	266	6,881
Hersha Hospitality Trust - Class A(1)	12	113
Highwoods Properties, Inc.	23	775
Host Hotels & Resorts, Inc.	21	333
Howard Hughes Corp.(1)	1	77
Hudson Pacific Properties, Inc.	4	65
Independence Realty Trust, Inc.	82	1,691
Indus Realty Trust, Inc.	2	107
Industrial Logistics Properties Trust	507	7,136
InvenTrust Properties Corp.	25	645
Invitation Homes, Inc.	18	657
Iron Mountain, Inc.	77	3,730
iStar, Inc.	25	343
JBG SMITH Properties	3	80
Jones Lang LaSalle, Inc.(1)	27	4,637
Kennedy-Wilson Holdings, Inc.	45	853
Kilroy Realty Corp.	123	6,454
Kimco Realty Corp.	18	361
Kite Realty Group Trust	119	2,053
Lamar Advertising Co. - Class A	68	6,017
Life Storage, Inc.	32	3,628
LTC Properties, Inc.	14	554
LXP Industrial Trust	405	4,347
Macerich Co.	81	704
Medical Properties Trust, Inc.	336	5,133
Mid-America Apartment Communities, Inc.	3	609
National Health Investors, Inc.	37	2,267
National Retail Properties, Inc.	5	226
National Storage Affiliates Trust	121	6,044
Necessity Retail REIT, Inc.	49	354
NETSTREIT Corp.	17	326
Newmark Group, Inc. - Class A	52	499
NexPoint Residential Trust, Inc.	1	32
Office Properties Income Trust	115	2,295
Omega Healthcare Investors, Inc.	196	5,512
One Liberty Properties, Inc.	6	145
Opendoor Technologies, Inc.(1)	10	47
Orion Office REIT, Inc.	20	222
Paramount Group, Inc.	464	3,357
Park Hotels & Resorts, Inc.	7	94
Pebblebrook Hotel Trust	547	9,060
Phillips Edison & Co., Inc.	307	10,243

Physicians Realty Trust	120	2,094
Piedmont Office Realty Trust, Inc. - Class A	241	3,156
Plymouth Industrial REIT, Inc.	361	6,339
Postal Realty Trust, Inc. - Class A	2	33
PotlatchDeltic Corp.	244	10,767
Rayonier, Inc.	179	6,697
Re/Max Holdings, Inc. - Class A	7	170
Realty Income Corp.	18	1,239
Regency Centers Corp.	212	12,564
Retail Opportunity Investments Corp.	44	688
Rexford Industrial Realty, Inc.	5	287
RLJ Lodging Trust	61	673
RMR Group, Inc. - Class A	2	68
RPT Realty	30	295
Ryman Hospitality Properties, Inc.(1)	112	8,517
Sabra Health Care REIT, Inc.	411	5,746
Safehold, Inc.	4	129
Saul Centers, Inc.(2)	0	15
SBA Communications Corp. - Class A	2	798
Seritage Growth Properties(1)	17	87
Service Properties Trust	172	901
Simon Property Group, Inc.	46	4,381
SITE Centers Corp.	73	985
SL Green Realty Corp.	2	87
Spirit Realty Capital, Inc.	4	153
STAG Industrial, Inc.	68	2,098
STORE Capital Corp.	8	198
Stratus Properties, Inc.(1)	2	63
Summit Hotel Properties, Inc.(1)	122	890
Sun Communities, Inc.	4	586
Sunstone Hotel Investors, Inc.(1)	81	799
Tanger Factory Outlet Centers, Inc.	188	2,675
Tejon Ranch Co.(1)	7	109
Terreno Realty Corp.	28	1,556
Transcontinental Realty Investors, Inc.(1)(2)	0	20
UDR, Inc.	71	3,285
UMH Properties, Inc.	3	58
Uniti Group, Inc.	388	3,659
Urban Edge Properties	43	648
Urstadt Biddle Properties, Inc. - Class A	10	167
Ventas, Inc.	12	618
Veris Residential, Inc.(1)	31	412
VICI Properties, Inc.	29	863
Vornado Realty Trust	5	153
Washington Real Estate Investment Trust	33	702
Welltower, Inc.	201	16,557
WeWork, Inc. - Class A(1)	4	20
Weyerhaeuser Co.	244	8,098
Whitestone REIT - Class B	18	193
WP Carey, Inc.	6	472
Xenia Hotels & Resorts, Inc.(1)	42	615
Zillow Group, Inc. - Class A(1)	2	48
Zillow Group, Inc. - Class C(1)	5	151

Total Real Estate		359,077

Utilities – 6.62%
AES Corp.	16	346
ALLETE, Inc.	32	1,853
Alliant Energy Corp.	583	34,164
Altus Power, Inc.(1)	10	62
Ameren Corp.	397	35,854
American Electric Power Co., Inc.	124	11,868
American States Water Co.	7	584
American Water Works Co., Inc.	6	827
Artesian Resources Corp. - Class A	1	50
Atmos Energy Corp.	4	465
Avangrid, Inc.	2	97
Avista Corp.	24	1,058
Black Hills Corp.	209	15,179
Brookfield Renewable Corp. - Class A	4	136

California Water Service Group		15	815
CenterPoint Energy, Inc.		814	24,085
Chesapeake Utilities Corp.		3	364
CMS Energy Corp.		523	35,305
Consolidated Edison, Inc.		11	1,022
Constellation Energy Corp.		10	560
DTE Energy Co.		109	13,817
Edison International		101	6,407
Entergy Corp.		145	16,292
Essential Utilities, Inc.		7	323
Evergy, Inc.		606	39,531
Eversource Energy		10	876
FirstEnergy Corp.		16	630
Hawaiian Electric Industries, Inc.		3	132
IDACORP, Inc.		2	162
MGE Energy, Inc.		101	7,873
National Fuel Gas Co.		95	6,285
New Jersey Resources Corp.		260	11,557
NiSource, Inc.		12	363
Northwest Natural Holding Co.		19	1,028
NorthWestern Corp.		20	1,205
NRG Energy, Inc.		232	8,841
OGE Energy Corp.		6	235
ONE Gas, Inc.		253	20,544
Ormat Technologies, Inc.		8	590
Otter Tail Corp.		9	576
PG&E Corp.(1)		47	467
Pinnacle West Capital Corp.		3	248
PNM Resources, Inc.		47	2,250
Portland General Electric Co.		238	11,526
PPL Corp.		22	604
Public Service Enterprise Group, Inc.		15	949
SJW Group		10	608
South Jersey Industries, Inc.		380	12,968
Southwest Gas Holdings, Inc.		31	2,689
Spire, Inc.		19	1,419
Sunnova Energy International, Inc.(1)		37	677
UGI Corp.		441	17,011
Unitil Corp.		6	334
Via Renewables, Inc. - Class A(2)		0	4
Vistra Corp.		1,937	44,271
WEC Energy Group, Inc.		10	961
Xcel Energy, Inc.		16	1,167

Total Utilities			400,114

Total Common Stocks (Cost: $4,942,049)			5,840,307

EXCHANGE TRADED FUNDS – 0.42%
iShares Russell Mid-Capital Value ETF		248	25,142

Total Exchange Traded Funds (Cost: $28,891)			25,142

SHORT-TERM INVESTMENTS – 2.66%
Money Market Funds – 2.54%
Goldman Sachs Financial Square Government Fund - Class I, 1.36%(3)		153,912	153,912

Total Money Market Funds (Cost: $153,912)			153,912

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.12%
ANZ, London, 1.06% due 07/01/2022		$1,432	1,432
Barclays Bank, London, 1.06% due 07/01/2022		467	467
Citibank, New York, 1.06% due 07/01/2022		3,897	3,897
JP Morgan, New York, 1.06% due 07/01/2022		215	215
Royal Bank of Canada, Toronto, 0.56% due 07/04/2022(2)	CAD	0	0
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022		$357	357
Sumitomo, Tokyo, 1.06% due 07/01/2022		756	756

Total Time Deposits (Cost: $7,124)			7,124

Total Short-Term Investments (Cost: $161,036)			161,036

TOTAL INVESTMENTS IN SECURITIES – 99.69% (Cost: $5,131,976)			6,026,485

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.31%			18,806

TOTAL NET ASSETS – 100.00%			$6,045,291

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities totals $22, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
35	E-mini Russell 2000 Future	Sep. 2022	$3,058	$2,989	$(69)
6	S&P 500 E-mini Future	Sep. 2022	1,170	1,137	(33)
1	S&P MidCap 400 E-mini Future	Sep. 2022	247	227	(20)

					$(122)

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 94.79%
Communication Services – 2.05%
AMC Entertainment Holdings, Inc. - Class A(1)	2	$32
Bandwidth, Inc. - Class A(1)	1	12
Bumble, Inc. - Class A(1)	7	202
Cable One, Inc.(2)	0	320
Cargurus, Inc. - Class A(1)	1	22
Cogent Communications Holdings, Inc.(2)	0	17
Criteo SA - ADR(1)	8	187
iHeartMedia, Inc. - Class A(1)	1	12
Iridium Communications, Inc.(1)	1	48
Liberty Broadband Corp. - Class C(1)(2)	0	37
Match Group, Inc.(1)	1	41
Nexstar Media Group, Inc. - Class A	3	423
ROBLOX Corp. - Class A(1)	2	65
Roku, Inc. - Class A(1)	1	55
Shenandoah Telecommunications Co.	1	17
Spotify Technology SA(1)(2)	0	22
Take-Two Interactive Software, Inc.(1)	1	145
TEGNA, Inc.	2	45
Twitter, Inc.(1)	1	24
Warner Bros Discovery, Inc.(1)	3	36
ZoomInfo Technologies, Inc. - Class A(1)	2	72

Total Communication Services		1,834

Consumer Discretionary – 11.26%
Abercrombie & Fitch Co. - Class A(1)	1	14
Adient Plc(1)	1	37
ADT, Inc.	26	162
Aptiv Plc(1)	2	180
Aramark	3	98
Asbury Automotive Group, Inc.(1)(2)	0	27
AutoZone, Inc.(1)(2)	0	129
Best Buy Co., Inc.	2	121
Booking Holdings, Inc.(1)(2)	0	32
BorgWarner, Inc.(2)	0	14
Bright Horizons Family Solutions, Inc.(1)	4	368
Burlington Stores, Inc.(1)	1	113
CarMax, Inc.(1)	1	86
Carnival Corp.(1)	2	14
Carter’s, Inc.	3	195
Century Communities, Inc.(2)	0	0
Chegg, Inc.(1)	2	29
Chewy, Inc. - Class A(1)	2	60
Chipotle Mexican Grill, Inc. - Class A(1)(2)	0	234
Choice Hotels International, Inc.	1	156
ContextLogic, Inc. - Class A(1)	11	17
Crocs, Inc.(1)	2	93
Dana, Inc.	9	123
Deckers Outdoor Corp.(1)	1	206
Dine Brands Global, Inc.	3	181
DoorDash, Inc. - Class A(1)(2)	0	13
DR Horton, Inc.	5	342
Dutch Bros, Inc. - Class A(1)	2	61
Etsy, Inc.(1)(2)	0	22
Five Below, Inc.(1)	2	211

Floor & Decor Holdings, Inc. - Class A(1)	3	211
Fox Factory Holding Corp.(1)	3	281
Garmin Ltd.	1	102
Gentex Corp.	2	46
Goodyear Tire & Rubber Co.(1)	18	189
Helen of Troy Ltd.(1)	1	160
Hilton Grand Vacations, Inc.(1)	4	140
Hilton Worldwide Holdings, Inc.	2	232
Hyatt Hotels Corp. - Class A(1)(2)	0	27
Jack in the Box, Inc.(2)	0	23
KB Home	5	155
La-Z-Boy, Inc.	1	15
Lear Corp.	3	329
Levi Strauss & Co. - Class A	4	73
Lithia Motors, Inc. - Class A(2)	0	104
LKQ Corp.	12	600
Lululemon Athletica, Inc.(1)(2)	0	106
Luminar Technologies, Inc. - Class A(1)	4	21
M/I Homes, Inc.(1)	1	33
Macy’s, Inc.	2	28
MDC Holdings, Inc.	1	17
Meritage Homes Corp.(1)	1	37
MGM Resorts International	1	28
National Vision Holdings, Inc.(1)	1	26
NVR, Inc.(1)(2)	0	48
On Holding AG - Class A(1)	4	65
O’Reilly Automotive, Inc.(1)(2)	0	72
Papa John’s International, Inc.	2	174
Penske Automotive Group, Inc.(2)	0	35
Planet Fitness, Inc. - Class A(1)	4	242
Pool Corp.	1	468
PulteGroup, Inc.	6	231
Ralph Lauren Corp. - Class A	2	153
RealReal, Inc.(1)	5	12
Royal Caribbean Cruises Ltd.(1)	2	62
Sally Beauty Holdings, Inc.(1)	13	158
Scientific Games Corp.(1)	2	115
Signet Jewelers Ltd.(2)	0	24
Sonos, Inc.(1)	1	22
Steven Madden Ltd.	1	33
Tapestry, Inc.	6	182
Taylor Morrison Home Corp. - Class A(1)	6	137
Tempur Sealy International, Inc.	1	24
Texas Roadhouse, Inc. - Class A	2	166
Tractor Supply Co.	2	327
Travel + Leisure Co.	1	37
TRI Pointe Homes, Inc.(1)	2	33
Ulta Beauty, Inc.(1)(2)	0	39
Urban Outfitters, Inc.(1)	2	38
Vail Resorts, Inc.	1	157
VF Corp.(2)	0	21
Vista Outdoor, Inc.(1)	1	21
Wendy’s Co.	3	59
Williams-Sonoma, Inc.	2	214
Wyndham Hotels & Resorts, Inc.	2	114
YETI Holdings, Inc.(1)(2)	0	18
Yum China Holdings, Inc.	5	239
Zumiez, Inc.(1)(2)	0	11

Total Consumer Discretionary		10,072

Consumer Staples – 3.75%
BellRing Brands, Inc.(1)	1	27
BJ’s Wholesale Club Holdings, Inc.(1)	4	257
Casey’s General Stores, Inc.	1	166
Celsius Holdings, Inc.(1)(2)	0	20
Central Garden & Pet Co. - Class A(1)	1	39
Church & Dwight Co., Inc.	6	575
Constellation Brands, Inc. - Class A	1	145
Energizer Holdings, Inc.	1	15
Freshpet, Inc.(1)	2	88
Hain Celestial Group, Inc.(1)	9	205
Hershey Co.(2)	0	46
Hostess Brands, Inc. - Class A(1)	6	120
John B Sanfilippo & Son, Inc.(2)	0	11
Keurig Dr Pepper, Inc.	12	416
Nomad Foods Ltd.(1)	11	230
Olaplex Holdings, Inc.(1)	6	90
Performance Food Group Co.(1)	1	49
Primo Water Corp.	3	45
Reynolds Consumer Products, Inc.	17	451
Simply Good Foods Co.(1)	1	23
Sprouts Farmers Market, Inc.(1)	2	39
TreeHouse Foods, Inc.(1)	1	29
United Natural Foods, Inc.(1)	1	25
Village Super Market, Inc. - Class A	1	15
WD-40 Co.	1	228

Total Consumer Staples		3,354

Energy – 3.93%
Antero Resources Corp.(1)	5	155
Arch Resources, Inc.(2)	0	25
Baker Hughes Co. - Class A	4	124
Cactus, Inc. - Class A	4	174
California Resources Corp.	1	22
Callon Petroleum Co.(1)(2)	0	14
Cameco Corp.	6	133
ChampionX Corp.	2	36
Cheniere Energy, Inc.	1	168
Chesapeake Energy Corp.	1	79
CONSOL Energy, Inc.(1)(2)	0	18
Coterra Energy, Inc.	11	293
Delek US Holdings, Inc.(1)(2)	0	10
Denbury, Inc.(1)	1	78
Devon Energy Corp.	3	167
EOG Resources, Inc.	4	412
EQT Corp.	3	98
Equitrans Midstream Corp.	4	23
Halliburton Co.	1	17
Helmerich & Payne, Inc.	5	200
HF Sinclair Corp.	5	248
Kosmos Energy Ltd.(1)	2	13
Liberty Energy, Inc. - Class A(1)	1	17
Magnolia Oil & Gas Corp. - Class A	4	78
Matador Resources Co.	3	143
Murphy Oil Corp.	1	35
NOV, Inc.	6	105
Ovintiv, Inc.	2	67
PBF Energy, Inc. - Class A(1)	1	18
PDC Energy, Inc.(2)	0	26
Peabody Energy Corp.(1)	1	11
Range Resources Corp.(1)	1	20
SM Energy Co.	1	17
Southwestern Energy Co.(1)	3	17
Texas Pacific Land Corp.(2)	0	112

Valero Energy Corp.	3	319
Whiting Petroleum Corp.(2)	0	22

Total Energy		3,514

Financials – 14.22%
1st Source Corp.	1	33
Affiliated Managers Group, Inc.	1	73
Aflac, Inc.	1	36
Allstate Corp.	2	297
American Financial Group, Inc.	1	190
Ameriprise Financial, Inc.(2)	0	37
Ameris Bancorp(2)	0	1
AMERISAFE, Inc.	1	40
Annaly Capital Management, Inc.	67	395
Apollo Commercial Real Estate Finance, Inc.	3	28
Arbor Realty Trust, Inc.	1	17
Arch Capital Group Ltd.(1)	14	630
Ares Management Corp. - Class A	2	94
Arrow Financial Corp.	1	36
Associated Banc-Corp.	1	15
Axis Capital Holdings Ltd.	1	65
Bank of Hawaii Corp.	2	144
BankUnited, Inc.	5	194
Blackstone Mortgage Trust, Inc. - Class A	1	41
Broadmark Realty Capital, Inc.	6	41
Brookline Bancorp, Inc.	3	46
Brown & Brown, Inc.	8	488
Byline Bancorp, Inc.	1	25
Cadence Bank	2	40
Cannae Holdings, Inc.(1)	2	43
Central Pacific Financial Corp.	1	25
CNA Financial Corp.(2)	0	18
CNO Financial Group, Inc.	2	37
Cohen & Steers, Inc.	1	42
Comerica, Inc.	3	246
Community Bank System, Inc.	4	235
Community Trust Bancorp, Inc.(2)	0	1
Crawford & Co. - Class A(2)	0	1
CrossFirst Bankshares, Inc.(1)	3	38
Cullen/Frost Bankers, Inc.	2	259
Diamond Hill Investment Group, Inc.(2)	0	24
Discover Financial Services	3	247
Donegal Group, Inc. - Class A	1	17
Dynex Capital, Inc.	2	33
East West Bancorp, Inc.	2	114
Eastern Bankshares, Inc.	1	25
Ellington Financial, Inc.	1	10
Employers Holdings, Inc.	1	40
Enstar Group Ltd.(1)(2)	0	32
Essent Group Ltd.	1	45
Evercore, Inc. - Class A	1	87
FactSet Research Systems, Inc.	1	208
Farmers National Banc Corp.	3	42
Fifth Third Bancorp	8	285
Financial Institutions, Inc.	1	34
First BanCorp	19	241
First Bancshares, Inc.	1	36
First Busey Corp.	2	38
First Citizens BancShares, Inc. - Class A(2)	0	271
First Community Bankshares, Inc.	1	39
First Financial Bancorp	2	38
First Financial Bankshares, Inc.	8	297

First Financial Corp.	1	38
First Hawaiian, Inc.	9	211
First Merchants Corp.	1	36
First of Long Island Corp.	2	35
First Republic Bank(2)	0	68
Glacier Bancorp, Inc.	8	362
Hamilton Lane, Inc. - Class A(2)	0	18
Hanover Insurance Group, Inc.	1	209
HarborOne Bancorp, Inc.	3	37
Heritage Commerce Corp.	1	13
HomeTrust Bancshares, Inc.	1	35
Horace Mann Educators Corp.	1	47
Horizon Bancorp, Inc.	2	37
Houlihan Lokey, Inc. - Class A	1	76
Independent Bank Corp.	2	37
Kemper Corp.	3	149
Ladder Capital Corp. - Class A	3	36
Lakeland Bancorp, Inc.	3	37
LendingClub Corp.(1)	1	15
Lincoln National Corp.(2)	0	15
Loews Corp.	4	238
LPL Financial Holdings, Inc.	3	495
Macatawa Bank Corp.	4	36
MarketAxess Holdings, Inc.	1	267
Moelis & Co. - Class A	5	195
Morningstar, Inc.(2)	0	90
Mr Cooper Group, Inc.(1)(2)	0	15
MSCI, Inc. - Class A(2)	0	152
NBT Bancorp, Inc.	1	40
New York Mortgage Trust, Inc.	13	35
NI Holdings, Inc.(1)	2	25
Northfield Bancorp, Inc.	3	43
Old National Bancorp	2	34
Oportun Financial Corp.(1)	3	25
PacWest Bancorp	4	94
Peapack Gladstone Financial Corp.	1	34
PROG Holdings, Inc.(1)	1	18
Progressive Corp.	1	113
Prudential Financial, Inc.(2)	0	32
QCR Holdings, Inc.(2)	0	1
Regions Financial Corp.	11	212
RLI Corp.	3	342
S&P Global, Inc.(2)	0	84
Safety Insurance Group, Inc.(2)	0	42
Sandy Spring Bancorp, Inc.(2)	0	1
Seacoast Banking Corp. of Florida	1	39
SEI Investments Co.(2)	0	18
Selective Insurance Group, Inc.	3	225
Simmons First National Corp. - Class A	2	33
South State Corp.(2)	0	3
Southern First Bancshares, Inc.(1)	1	41
Stifel Financial Corp.	6	331
SVB Financial Group(1)(2)	0	58
Synovus Financial Corp.	5	187
T Rowe Price Group, Inc.(2)	0	42
Texas Capital Bancshares, Inc.(1)	5	250
TPG INC - Class A	3	76
TPG RE Finance Trust, Inc.	2	17
Tradeweb Markets, Inc. - Class A	2	130
TrustCo Bank Corp. NY	1	37
Trustmark Corp.	1	40

Two Harbors Investment Corp.(2)	0	1
UMB Financial Corp.(2)	0	43
Univest Financial Corp.	1	37
Valley National Bancorp	2	18
Veritex Holdings, Inc.	1	26
Webster Financial Corp.	4	182
West Bancorp, Inc.	1	36
Wintrust Financial Corp.	3	218
Zions Bancorp N.A.	6	301

Total Financials		12,717

Healthcare – 13.21%
10X Genomics, Inc. - Class A(1)	2	108
1Life Healthcare, Inc.(1)	2	18
AbCellera Biologics, Inc.(1)	2	23
Acadia Healthcare Co., Inc.(1)	6	392
ACADIA Pharmaceuticals, Inc.(1)	2	23
Adaptive Biotechnologies Corp.(1)	3	26
Agilent Technologies, Inc.	2	199
Agios Pharmaceuticals, Inc.(1)	6	141
Alcon, Inc.	6	386
Alignment Healthcare, Inc.(1)	7	75
Allogene Therapeutics, Inc.(1)	4	44
Alnylam Pharmaceuticals, Inc.(1)	2	246
Amedisys, Inc.(1)	1	71
AmerisourceBergen Corp. - Class A(2)	0	19
Amicus Therapeutics, Inc.(1)	3	32
AMN Healthcare Services, Inc.(1)(2)	0	33
Amphastar Pharmaceuticals, Inc.(1)	1	20
Apellis Pharmaceuticals, Inc.(1)(2)	0	22
Arrowhead Pharmaceuticals, Inc.(1)	1	29
Axonics, Inc.(1)	3	164
Beam Therapeutics, Inc.(1)	3	122
BioCryst Pharmaceuticals, Inc.(1)	2	22
Biohaven Pharmaceutical Holding Co. Ltd.(1)(2)	0	25
Bio-Techne Corp.	1	405
Blueprint Medicines Corp.(1)(2)	0	25
Cardiovascular Systems, Inc.(1)(2)	0	1
Catalent, Inc.(1)	1	139
Celldex Therapeutics, Inc.(1)	1	18
Centene Corp.(1)	2	210
Certara, Inc.(1)	6	118
Change Healthcare, Inc.(1)	11	255
Charles River Laboratories International, Inc.(1)	1	176
Chemed Corp.	1	287
CONMED Corp.(2)	0	24
Cooper Companies, Inc.(2)	0	117
Covetrus, Inc.(1)	1	28
Cymabay Therapeutics, Inc.(1)	12	36
Cytokinetics, Inc.(1)	1	20
Denali Therapeutics, Inc.(1)	1	25
DexCom, Inc.(1)	3	194
Enovis Corp.(1)	1	30
Ensign Group, Inc.(2)	0	19
Envista Holdings Corp.(1)	6	221
Evolent Health, Inc. - Class A(1)(2)	0	15
Exact Sciences Corp.(1)	2	59
Exelixis, Inc.(1)	15	310
Geron Corp.(1)	8	12
Guardant Health, Inc.(1)	3	131
Haemonetics Corp.(1)(2)	0	29
Halozyme Therapeutics, Inc.(1)	8	343

Hanger, Inc.(1)	3	39
HealthEquity, Inc.(1)(2)	0	28
Hologic, Inc.(1)	2	109
Horizon Therapeutics Plc(1)	2	163
Humana, Inc.	1	463
ICON Plc(1)	1	251
IDEXX Laboratories, Inc.(1)(2)	0	93
Inari Medical, Inc.(1)	2	115
Insmed, Inc.(1)	1	29
Inspire Medical Systems, Inc.(1)(2)	0	29
Insulet Corp.(1)	1	138
Integra LifeSciences Holdings Corp.(1)	4	225
Intellia Therapeutics, Inc.(1)(2)	0	24
Intra-Cellular Therapies, Inc.(1)	1	30
IQVIA Holdings, Inc.(1)(2)	0	26
iRhythm Technologies, Inc.(1)	1	75
IVERIC bio, Inc.(1)	2	20
Jazz Pharmaceuticals Plc(1)	1	84
Karuna Therapeutics, Inc.(1)(2)	0	32
Krystal Biotech, Inc.(1)(2)	0	26
Lantheus Holdings, Inc.(1)(2)	0	23
LHC Group, Inc.(1)(2)	0	1
Lyell Immunopharma, Inc.(1)	3	17
Maravai LifeSciences Holdings, Inc. - Class A(1)	2	58
McKesson Corp.(2)	0	156
MEDNAX, Inc.(1)	12	261
Mettler-Toledo International, Inc.(1)(2)	0	153
Molina Healthcare, Inc.(1)	1	153
Multiplan Corp.(1)	3	18
Myriad Genetics, Inc.(1)	1	16
Natera, Inc.(1)	2	56
National HealthCare Corp.(2)	0	19
NeoGenomics, Inc.(1)	3	24
Neurocrine Biosciences, Inc.(1)	4	368
Nevro Corp.(1)(2)	0	16
Omnicell, Inc.(1)	1	161
Option Care Health, Inc.(1)	1	28
Pacific Biosciences of California, Inc.(1)	4	20
Prestige Consumer Healthcare, Inc.(1)	1	48
PTC Therapeutics, Inc.(1)	1	36
QIAGEN NV(1)	4	195
Repligen Corp.(1)	1	143
ResMed, Inc.	1	125
Rigel Pharmaceuticals, Inc.(1)	4	5
Royalty Pharma Plc - Class A	3	108
Seagen, Inc.(1)	1	113
Sema4 Holdings Corp.(1)	16	20
Shockwave Medical, Inc.(1)	1	166
STAAR Surgical Co.(1)(2)	0	31
Stevanato Group SpA	8	127
Surmodics, Inc.(1)	1	32
Syneos Health, Inc. - Class A(1)	4	258
Tandem Diabetes Care, Inc.(1)	2	119
Teleflex, Inc.(2)	0	110
Tenet Healthcare Corp.(1)	1	27
Turning Point Therapeutics, Inc.(1)	1	44
Ultragenyx Pharmaceutical, Inc.(1)	3	173
Universal Health Services, Inc. - Class B	2	211
Veeva Systems, Inc. - Class A(1)(2)	0	35
Veracyte, Inc.(1)	1	21
West Pharmaceutical Services, Inc.	1	373
Zimmer Biomet Holdings, Inc.	2	261

Total Healthcare		11,815

Industrials – 19.01%
AAON, Inc.	7	382
AAR Corp.(1)	1	22
ABM Industries, Inc.	1	23
Advanced Drainage Systems, Inc.	1	54
AECOM	3	227
AerCap Holdings NV(1)	11	438
Aerojet Rocketdyne Holdings, Inc.(1)(2)	0	15
Air Lease Corp. - Class A	2	78
Alamo Group, Inc.(2)	0	24
Alaska Air Group, Inc.(1)(2)	0	19
Allegiant Travel Co. - Class A(1)	1	105
Allegion Plc	2	245
Ameresco, Inc. - Class A(1)	3	116
American Airlines Group, Inc.(1)	1	12
AMETEK, Inc.	1	155
API Group Corp.(1)	6	91
Applied Industrial Technologies, Inc.	1	54
Arcosa, Inc.	5	221
ASGN, Inc.(1)(2)	0	41
Atkore, Inc.(1)(2)	0	22
Avis Budget Group, Inc.(1)(2)	0	32
AZEK Co., Inc. - Class A(1)	7	120
Bloom Energy Corp. - Class A(1)	1	18
Boise Cascade Co.(2)	0	23
Builders FirstSource, Inc.(1)	4	192
Carlisle Companies, Inc.	3	711
CBIZ, Inc.(1)	1	37
Chart Industries, Inc.(1)	1	187
Cintas Corp.(2)	0	42
Copart, Inc.(1)	2	247
Core & Main, Inc. - Class A(1)	9	209
CSW Industrials, Inc.(2)	0	18
Delta Air Lines, Inc.(1)	5	146
Desktop Metal, Inc. - Class A(1)	8	18
Donaldson Co., Inc.	5	229
Ducommun, Inc.(1)	1	36
Dun & Bradstreet Holdings, Inc.(1)	8	125
Dycom Industries, Inc.(1)	3	281
EMCOR Group, Inc.(2)	0	39
EnerSys(2)	0	16
Ennis, Inc.	1	12
Equifax, Inc.	1	94
ESCO Technologies, Inc.(2)	0	19
Expeditors International of Washington, Inc.(2)	0	12
Exponent, Inc.	3	305
Fastenal Co.(2)	0	24
Federal Signal Corp.	1	39
Fluor Corp.(1)	1	26
Franklin Electric Co., Inc.	1	40
Gates Industrial Corp. Plc(1)	12	126
GATX Corp.	1	122
Generac Holdings, Inc.(1)(2)	0	98
GMS, Inc.(1)(2)	0	13
Gorman-Rupp Co.	1	37
Graco, Inc.	6	331
GXO Logistics, Inc.(1)	2	88
Hawaiian Holdings, Inc.(1)	1	18
HEICO Corp. - Class A	1	64

Herc Holdings, Inc.	2	170
Hillenbrand, Inc.(2)	0	12
Hub Group, Inc. - Class A(1)(2)	0	16
IAA, Inc.(1)	9	292
IDEX Corp.	2	306
Ingersoll Rand, Inc.	2	95
ITT, Inc.	1	86
Jacobs Engineering Group, Inc.	5	633
JB Hunt Transport Services, Inc.(2)	0	20
JetBlue Airways Corp.(1)	2	21
KAR Auction Services, Inc.(1)	2	23
KBR, Inc.	1	46
Kennametal, Inc.	1	34
Kimball International, Inc. - Class B	4	34
Kirby Corp.(1)	6	338
Knight-Swift Transportation Holdings, Inc. - Class A	6	281
Korn Ferry	3	163
Lyft, Inc. - Class A(1)	3	43
Masonite International Corp.(1)	2	159
MasTec, Inc.(1)	4	282
Matson, Inc.(2)	0	24
Matthews International Corp. - Class A	1	24
MillerKnoll, Inc.	6	158
Moog, Inc. - Class A	1	43
Mueller Water Products, Inc. - Class A	3	39
Nordson Corp.	3	541
Old Dominion Freight Line, Inc.(2)	0	112
Oshkosh Corp.	2	162
Plug Power, Inc.(1)	4	71
Quanex Building Products Corp.	1	16
Quanta Services, Inc.	2	302
RBC Bearings, Inc.(1)	4	690
Regal Rexnord Corp.	1	156
Republic Services, Inc. - Class A	4	570
Resideo Technologies, Inc.(1)	1	24
Resources Connection, Inc.	1	17
Robert Half International, Inc.	2	126
Rollins, Inc.	7	261
Sensata Technologies Holding Plc	4	173
Shoals Technologies Group, Inc. - Class A(1)	5	89
SiteOne Landscape Supply, Inc.(1)	1	156
Skillsoft Corp.(1)	6	21
SkyWest, Inc.(1)	6	118
Spirit AeroSystems Holdings, Inc. - Class A	7	216
Spirit Airlines, Inc.(1)	1	30
Standex International Corp.(2)	0	35
Stanley Black & Decker, Inc.	3	337
Star Bulk Carriers Corp.	7	163
Stericycle, Inc.(1)	1	44
Tetra Tech, Inc.	4	489
Timken Co.	3	182
Toro Co.	8	591
Trane Technologies Plc	1	180
TransDigm Group, Inc.(1)(2)	0	12
UFP Industries, Inc.(2)	0	33
United Rentals, Inc.(1)(2)	0	36
Valmont Industries, Inc.	1	260
Veritiv Corp.(1)(2)	0	16
Vertiv Holdings Co. - Class A	19	159
Watsco, Inc.	1	138
Watts Water Technologies, Inc. - Class A	1	99

WESCO International, Inc.(1)(2)	0	38
WillScot Mobile Mini Holdings Corp. - Class A(1)	6	197
XPO Logistics, Inc.(1)	4	203
Xylem, Inc.	1	60

Total Industrials		17,003

Information Technology – 16.65%
ACI Worldwide, Inc.(1)	9	233
Advanced Micro Devices, Inc.(1)	1	68
Akoustis Technologies, Inc.(1)(2)	0	1
Allegro MicroSystems, Inc.(1)	10	206
Altair Engineering, Inc. - Class A(1)	1	34
Ambarella, Inc.(1)(2)	0	19
Amdocs Ltd.	7	553
Amphenol Corp. - Class A	1	40
Arista Networks, Inc.(1)	2	142
Aspen Technology, Inc.(1)	1	152
Avalara, Inc.(1)	2	131
Avnet, Inc.	5	222
Belden, Inc.	3	151
Benchmark Electronics, Inc.	1	12
Bill.com Holdings, Inc.(1)(2)	0	51
Blend Labs, Inc. - Class A(1)	6	14
Cadence Design Systems, Inc.(1)	1	216
CDW Corp.(2)	0	31
Ciena Corp.(1)	2	107
CommVault Systems, Inc.(1)	4	235
Comtech Telecommunications Corp.	2	17
Confluent, Inc. - Class A(1)	3	72
Crowdstrike Holdings, Inc. - Class A(1)	1	194
CSG Systems International, Inc.	1	39
CyberArk Software Ltd.(1)	1	161
Datadog, Inc. - Class A(1)	1	67
DigitalOcean Holdings, Inc.(1)	3	116
DocuSign, Inc. - Class A(1)(2)	0	27
Dynatrace, Inc.(1)	6	221
Elastic NV(1)	2	107
Enphase Energy, Inc.(1)(2)	0	28
Entegris, Inc.	6	532
Envestnet, Inc.(1)(2)	0	21
EPAM Systems, Inc.(1)(2)	0	24
Euronet Worldwide, Inc.(1)	3	282
Everbridge, Inc.(1)	1	25
EverCommerce, Inc.(1)	9	79
ExlService Holdings, Inc.(1)(2)	0	32
F5, Inc.(1)	1	85
Fair Isaac Corp.(1)	1	376
FARO Technologies, Inc.(1)	1	21
Five9, Inc.(1)	1	65
FormFactor, Inc.(1)(2)	0	15
Fortinet, Inc.(1)	1	44
Genpact Ltd.	3	112
Gitlab, Inc. - Class A(1)(2)	0	20
Global Payments, Inc.	1	91
Globant SA(1)	1	114
HP, Inc.	1	35
HubSpot, Inc.(1)(2)	0	141
II-VI, Inc.(1)	1	37
Jack Henry & Associates, Inc.	2	336
Juniper Networks, Inc.	5	145
Keysight Technologies, Inc.(1)	1	111
Kulicke & Soffa Industries, Inc.	2	106

Lattice Semiconductor Corp.(1)	12	562
Littelfuse, Inc.(2)	0	59
LiveRamp Holdings, Inc.(1)	1	18
LiveVox Holdings, Inc.(1)	12	20
Lumentum Holdings, Inc.(1)	3	264
MACOM Technology Solutions Holdings, Inc.(1)	4	171
Manhattan Associates, Inc.(1)	3	382
Marqeta, Inc. - Class A(1)	2	19
Marvell Technology, Inc.	2	85
MAXIMUS, Inc.	1	41
Methode Electronics, Inc.	1	29
Microchip Technology, Inc.(2)	0	28
MicroStrategy, Inc. - Class A(1)(2)	0	5
MKS Instruments, Inc.	4	454
MongoDB, Inc. - Class A(1)	1	132
Monolithic Power Systems, Inc.(2)	0	155
nCino, Inc.(1)	2	73
NCR Corp.(1)	8	234
NetScout Systems, Inc.(1)	1	37
Novanta, Inc.(1)	5	608
Okta, Inc. - Class A(1)	1	56
ON Semiconductor Corp.(1)	4	188
Onto Innovation, Inc.(1)(2)	0	33
OSI Systems, Inc.(1)(2)	0	40
PagerDuty, Inc.(1)	1	26
Palo Alto Networks, Inc.(1)	1	327
Paychex, Inc.(2)	0	42
Paylocity Holding Corp.(1)	1	192
Paysafe Ltd.(1)	14	27
Power Integrations, Inc.	4	283
Procore Technologies, Inc.(1)	3	147
Pure Storage, Inc. - Class A(1)	7	189
Qualtrics International, Inc. - Class A(1)	8	106
Qualys, Inc.(1)	2	312
Rapid7, Inc.(1)	3	172
Remitly Global, Inc.(1)	4	28
Sailpoint Technologies Holdings, Inc.(1)	1	32
Samsara, Inc. - Class A(1)	7	73
Sanmina Corp.(1)(2)	0	1
Silicon Laboratories, Inc.(1)(2)	0	47
Smartsheet, Inc. - Class A(1)	4	139
SolarEdge Technologies, Inc.(1)	1	191
Sprout Social, Inc. - Class A(1)(2)	0	27
SPS Commerce, Inc.(1)	2	238
StoneCo Ltd. - Class A(1)	4	27
Super Micro Computer, Inc.(1)	1	20
Synaptics, Inc.(1)(2)	0	23
Synopsys, Inc.(1)	1	220
Teledyne Technologies, Inc.(1)	1	213
Tenable Holdings, Inc.(1)	1	25
Teradyne, Inc.	2	145
Trade Desk, Inc. - Class A(1)	3	119
Trimble, Inc.(1)	1	59
TTM Technologies, Inc.(1)	3	35
Twilio, Inc. - Class A(1)(2)	0	19
Tyler Technologies, Inc.(1)	1	269
Verint Systems, Inc.(1)	1	44
Viavi Solutions, Inc.(1)	2	28
Vishay Precision Group, Inc.(1)(2)	0	12
Wolfspeed, Inc.(1)	1	52
Workiva, Inc. - Class A(1)	2	150

Zebra Technologies Corp. - Class A(1)	1	332
Zendesk, Inc.(1)(2)	0	33
Zoom Video Communications, Inc. - Class A(1)	1	161
Zscaler, Inc.(1)	1	97

Total Information Technology		14,891

Materials – 4.14%
Allegheny Technologies, Inc.(1)	9	198
AptarGroup, Inc.	3	302
Arconic Corp.(1)	1	29
Ashland Global Holdings, Inc.	4	388
Avery Dennison Corp.	1	162
Avient Corp.	1	36
Berry Global Group, Inc.(1)	6	332
Cabot Corp.(2)	0	17
Carpenter Technology Corp.	3	87
Commercial Metals Co.	1	41
Crown Holdings, Inc.(2)	0	14
Eagle Materials, Inc.	2	218
FMC Corp.	1	55
Freeport-McMoRan, Inc.	8	221
HB Fuller Co.(2)	0	27
Hecla Mining Co.	5	19
Huntsman Corp.	6	168
Innospec, Inc.	1	124
Koppers Holdings, Inc.	1	31
Livent Corp.(1)	1	23
LyondellBasell Industries NV - Class A(2)	0	22
Minerals Technologies, Inc.(2)	0	26
MP Materials Corp.(1)(2)	0	9
Nucor Corp.(2)	0	19
PPG Industries, Inc.(2)	0	21
Reliance Steel & Aluminum Co.	1	147
RPM International, Inc.	3	222
Schweitzer-Mauduit International, Inc.	1	13
Sealed Air Corp.	2	126
Silgan Holdings, Inc.	1	43
Sonoco Products Co.(2)	0	14
Steel Dynamics, Inc.(2)	0	4
Stepan Co.(2)	0	38
Summit Materials, Inc. - Class A(1)	2	36
TriMas Corp.(2)	0	1
Tronox Holdings Plc - Class A	1	21
Vulcan Materials Co.	3	381
Westlake Corp.(2)	0	29
Westrock Co.	1	23
Worthington Industries, Inc.(2)	0	20

Total Materials		3,707

Real Estate – 3.94%
Agree Realty Corp.(2)	0	26
Alexander & Baldwin, Inc.	2	35
Alexandria Real Estate Equities, Inc.(2)	0	18
American Assets Trust, Inc.	1	36
American Campus Communities, Inc.	7	442
Apartment Investment & Management Co. - Class A(1)	6	40
Armada Hoffler Properties, Inc.	3	36
Boston Properties, Inc.(2)	0	43
Brandywine Realty Trust	4	36
Brixmor Property Group, Inc.	2	41
Broadstone Net Lease, Inc. - Class A	10	198
Camden Property Trust	2	238
CBRE Group, Inc. - Class A(1)	6	441

Corporate Office Properties Trust	2	42
Cousins Properties, Inc.	6	176
CubeSmart	4	156
DiamondRock Hospitality Co.(1)	3	22
DigitalBridge Group, Inc.(1)	5	24
Diversified Healthcare Trust	10	19
Douglas Emmett, Inc.	2	42
Duke Realty Corp.(2)	0	24
EastGroup Properties, Inc.(2)	0	43
Equity Commonwealth(1)	2	46
Four Corners Property Trust, Inc.	1	40
Gaming & Leisure Properties, Inc.	6	258
Getty Realty Corp.	1	38
Gladstone Commercial Corp.	2	36
Healthcare Realty Trust, Inc.	2	43
Howard Hughes Corp.(1)(2)	0	24
Hudson Pacific Properties, Inc.	2	30
Independence Realty Trust, Inc.	2	41
Kite Realty Group Trust	1	10
LXP Industrial Trust	4	41
Macerich Co.	2	21
Marcus & Millichap, Inc.	1	23
Office Properties Income Trust	2	37
One Liberty Properties, Inc.(2)	0	1
Physicians Realty Trust	15	269
PotlatchDeltic Corp.	1	49
Retail Opportunity Investments Corp.	2	36
RLJ Lodging Trust	3	33
RPT Realty	3	32
Safehold, Inc.	1	23
Simon Property Group, Inc.(2)	0	34
STAG Industrial, Inc.	4	130
Terreno Realty Corp.(2)	0	14
Urban Edge Properties	2	34

Total Real Estate		3,521

Utilities – 2.63%
ALLETE, Inc.(2)	0	1
American Electric Power Co., Inc.	5	460
American States Water Co.	1	42
American Water Works Co., Inc.	2	357
Avista Corp.	1	44
Black Hills Corp.	1	45
Brookfield Infrastructure Corp. - Class A	1	26
California Water Service Group	1	43
FirstEnergy Corp.	11	441
IDACORP, Inc.	3	293
MGE Energy, Inc.	1	42
New Jersey Resources Corp.(2)	0	3
NorthWestern Corp.	1	42
ONE Gas, Inc.	1	43
Otter Tail Corp.	1	43
PNM Resources, Inc.	1	45
Portland General Electric Co.	1	45
SJW Group(2)	0	13
South Jersey Industries, Inc.	1	46
Southwest Gas Holdings, Inc.	2	189
Spire, Inc.	1	38
WEC Energy Group, Inc.(2)	0	17
York Water Co.	1	37

Total Utilities		2,355

Total Common Stocks (Cost: $91,734)		84,783

EXCHANGE TRADED FUNDS – 0.24%
SPDR S&P Oil & Gas Exploration & Production ETF	2	217

Total Exchange Traded Funds (Cost: $293)		217

SHORT-TERM INVESTMENTS – 2.63%
Money Market Funds – 2.31%
Goldman Sachs Financial Square Government Fund - Class I, 1.36%(3)	2,067	2,067

Total Money Market Funds (Cost: $2,067)		2,067

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.32%
Barclays Bank, London, 1.06% due 07/01/2022	$285	285

Total Time Deposits (Cost: $285)		285

Total Short-Term Investments (Cost: $2,352)		2,352

TOTAL INVESTMENTS IN SECURITIES – 97.66% (Cost: $94,379)		87,352

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.34%		2,095

TOTAL NET ASSETS – 100.00%		$89,447

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.55%
Argentina – 0.22%
MercadoLibre, Inc.(1)	47	$30,127

Total Argentina		30,127

Australia – 2.07%
ALS Ltd.	279	2,061
AMP Ltd.(1)	2,031	1,341
Ampol Ltd.	12	275
APA Group	57	446
Aristocrat Leisure Ltd.	137	3,259
ASX Ltd.	9	523
Atlassian Corp. Plc - Class A(1)	159	29,797
Aurizon Holdings Ltd.	91	239
Australia & New Zealand Banking Group Ltd.	821	12,502
Beach Energy Ltd.	2,450	2,918
BHP Group Ltd.	714	20,440
BlueScope Steel Ltd.	253	2,782
Brambles Ltd.	416	3,078
carsales.com Ltd.	189	2,403
Challenger Ltd.	364	1,723
Cleanaway Waste Management Ltd.	2,422	4,216
Cochlear Ltd.	350	48,045
Coles Group Ltd.	65	803
Commonwealth Bank of Australia	83	5,207
Computershare Ltd.	26	443
CSL Ltd.	390	72,381
Dexus	53	326
Domain Holdings Australia Ltd.	159	331
Domino’s Pizza Enterprises Ltd.	3	142
Endeavour Group Ltd.	64	336
Evolution Mining Ltd.	1,205	1,969
Fortescue Metals Group Ltd.	84	1,004
Goodman Group	80	992
GPT Group	94	276
GWA Group Ltd.	585	794
IDP Education Ltd.	10	162
Insurance Australia Group Ltd.	122	367
IPH Ltd.	250	1,409
Lendlease Corp. Ltd.	33	206
Lottery Corp. Ltd.(1)	110	342
Macquarie Group Ltd.	75	8,588
Medibank Pvt Ltd.	144	324
Metcash Ltd.	787	2,307
Mineral Resources Ltd.	8	273
Mirvac Group	197	269
National Australia Bank Ltd.	156	2,964
Newcrest Mining Ltd.	275	3,920
Northern Star Resources Ltd.	57	266
Orica Ltd.	95	1,036
Origin Energy Ltd.	87	345
OZ Minerals Ltd.	78	954
Qantas Airways Ltd.(1)	948	2,933
QBE Insurance Group Ltd.	848	7,125
Ramsay Health Care Ltd.	9	448
REA Group Ltd.	3	195
Reece Ltd.	11	103
Rio Tinto Ltd.	19	1,322
Santos Ltd.	1,499	7,599
Scentre Group	256	460
Seek Ltd.	16	232
Sonic Healthcare Ltd.	22	496
South32 Ltd.	229	621
Stockland	118	294
Suncorp Group Ltd.	62	475
Telstra Corp. Ltd.	1,299	3,455
Transurban Group	148	1,477
Treasury Wine Estates Ltd.	34	268
Vicinity Centres	191	242
Washington H Soul Pattinson & Co. Ltd.	10	165
Wesfarmers Ltd.	55	1,583
Westpac Banking Corp.	174	2,344
WiseTech Global Ltd.	7	193
Woodside Energy Group Ltd.	177	3,886
Woolworths Group Ltd.	59	1,439

Total Australia		282,139

Austria – 0.11%
Andritz AG	69	2,795
Erste Group Bank AG	17	431
Oesterreichische Post AG	114	3,250
OMV AG	7	342

Verbund AG	3	329
Voestalpine AG	6	122
Wienerberger AG	365	7,878

Total Austria		15,147

Belgium – 0.11%
Ageas SA	8	357
Anheuser-Busch InBev SA	210	11,306
D’ieteren Group	1	175
Elia Group SA	2	224
Groupe Bruxelles Lambert SA	5	412
KBC Group NV	12	694
Proximus SADP	8	112
Sofina SA	1	148
Solvay SA	4	299
UCB SA	6	534
Umicore SA	10	360
Warehouses de Pauw CVA	7	224

Total Belgium		14,845

Bermuda – 0.03%
Hiscox Ltd.	341	3,923

Total Bermuda		3,923

Brazil – 0.50%
Ambev SA	14,158	36,250
B3 SA - Brasil Bolsa Balcao	1,090	2,284
Porto Seguro SA	536	1,820
Raia Drogasil SA	7,616	27,941

Total Brazil		68,295

Canada – 1.46%
Canadian Pacific Railway Ltd.	1,345	93,935
First Quantum Minerals Ltd.	101	1,917
Lululemon Athletica, Inc.(1)	202	55,067
Shopify, Inc. - Class A(1)	1,521	47,518

Total Canada		198,437

Chile – 0.00%(2)
Antofagasta Plc	19	275

Total Chile		275

China – 3.42%
Alibaba Group Holding Ltd.(1)	6,198	88,422
Baidu, Inc. - ADR(1)	190	28,191
Contemporary Amperex Technology Co. Ltd. - Class A	478	38,269
Li Ning Co. Ltd.	8,878	82,665
LONGi Green Energy Technology Co. Ltd. - Class A	4,638	46,400
Meituan - Class B(1)(3)	1,813	45,243
Ping An Insurance Group Co. of China Ltd. - Class H	5,927	40,798
Shenzhou International Group Holdings Ltd.	2,671	32,598
Tingyi Cayman Islands Holding Corp.	1,754	3,014
Trip.com Group Ltd.(1)	302	8,355
Trip.com Group Ltd. - ADR(1)	1,355	37,204
Vipshop Holdings Ltd. - ADR(1)	199	1,969
Weichai Power Co. Ltd. - Class H	2,101	3,346
Yum China Holdings, Inc.	117	5,697
Zhongsheng Group Holdings Ltd.	472	3,335

Total China		465,506

Denmark – 2.41%
AP Moller - Maersk - Class A(4)	0	353
AP Moller - Maersk - Class B	14	33,559
Carlsberg AS - Class B	80	10,210
Chr Hansen Holding	5	368
Coloplast - Class B	203	23,236
Danske Bank	1,458	20,757
Demant(1)	386	14,515
DSV	199	28,023
Genmab(1)	3	1,019
GN Store Nord AS	283	9,988
Novo Nordisk - Class B	1,293	143,356
Novozymes - Class B	10	607
Orsted AS(3)	128	13,450
Pandora	5	288
ROCKWOOL - Class B(4)	0	96
Tryg	17	394
Vestas Wind Systems	1,310	27,855

Total Denmark		328,074

Finland – 0.64%
Elisa OYJ	7	398
Fortum OYJ	22	331
Kesko OYJ - Class B	13	309
Kone OYJ - Class B	17	793
Neste OYJ	20	899
Nokia OYJ	11,920	55,248
Nordea Bank Abp - Class A	165	1,458
Orion OYJ - Class B	5	232
Sampo OYJ - Class A	516	22,567
Stora Enso OYJ - Class R	26	417
UPM-Kymmene OYJ	26	807
Wartsila OYJ Abp	477	3,738

Total Finland		87,197

France – 7.99%
Accor SA(1)	712	19,434
Aeroports de Paris(1)	1	183
Air Liquide SA	25	3,383
Airbus SE	117	11,427
Alstom SA	16	357
Alten SA	69	7,606
Amundi SA(3)	1,032	56,844
Arkema SA	3	264
AXA SA	893	20,389
BioMerieux	2	198
BNP Paribas SA	595	28,474
Bollore SE	44	204
Bouygues SA	2,650	81,783
Bureau Veritas SA	14	361
Capgemini SE	8	1,365
Carrefour SA	31	543
Cie de Saint-Gobain	1,142	49,324
Cie Generale des Etablissements Michelin SCA	1,677	45,810
Covivio	2	136
Credit Agricole SA	61	566
Danone SA	32	1,804
Dassault Aviation SA	1	187
Dassault Systemes SE	32	1,196
Edenred	329	15,562
Eiffage SA	4	370
Electricite de France SA	29	235
Elis SA	124	1,653
Engie SA	90	1,043
EssilorLuxottica SA	159	24,114
Eurazeo SE	2	134
Euroapi SA(1)	9	147
Gecina SA	2	206
Getlink SE	468	8,293
Hermes International	2	1,720
Imerys SA	26	803
Ipsen SA	2	171
JCDecaux SA(1)	392	6,598
Kering SA	57	29,532
Klepierre SA(1)	11	205
La Francaise des Jeux SAEM(3)	5	181
Legrand SA	272	20,192
L’Oreal SA	12	4,037
LVMH Moet Hennessy Louis Vuitton SE	191	117,344
Orange SA	100	1,177
Pernod Ricard SA	271	50,128
Publicis Groupe SA(1)	538	26,442
Quadient SA	92	1,565
Remy Cointreau SA	282	49,395
Renault SA(1)	10	243
Rexel SA	3,313	51,188
Safran SA	17	1,643
Sanofi	1,647	166,135
Sartorius Stedim Biotech	189	59,517
Schneider Electric SE	457	54,453
SCOR SE	571	12,293
SEB SA	1	117
Societe Generale SA	39	867
Sodexo SA	4	311
Technip Energies NV	101	1,262
Teleperformance	27	8,212
Thales SA	62	7,646
TotalEnergies SE	123	6,471
Ubisoft Entertainment SA(1)	414	18,237
Unibail-Rodamco-Westfield(1)	6	296
Valeo	10	194
Veolia Environnement SA(1)	32	779
Vicat SA	41	1,129
Vinci SA	26	2,305
Vivendi SE	34	351
Wendel SE	1	116
Worldline SA(1)(3)	12	440

Total France		1,087,290

Germany – 5.03%
Adidas AG	223	39,542
Allianz SE	461	88,318
Auto1 Group SE(1)(3)	847	6,239
BASF SE	1,257	55,001
Bayer AG	49	2,910
Bayerische Motoren Werke AG	166	12,904
Bechtle AG	1,088	44,688
Beiersdorf AG	5	494
Brenntag SE	238	15,605
Carl Zeiss Meditec AG	2	228
Commerzbank AG(1)	53	373
Continental AG	934	65,552
Covestro AG(3)	1,448	50,316
CTS Eventim AG & Co. KGaA(1)	118	6,231

Daimler Truck Holding AG(1)	22	588
Delivery Hero SE(1)(3)	8	297
Deutsche Bank AG	104	912
Deutsche Boerse AG	9	1,542
Deutsche Lufthansa AG(1)	32	191
Deutsche Post AG	48	1,826
Deutsche Telekom AG	542	10,783
E.ON SE	110	923
Evonik Industries AG	3,460	74,201
Fresenius Medical Care AG & Co. KGaA	1,180	59,119
Fresenius SE & Co. KGaA	21	628
GEA Group AG	75	2,586
Gerresheimer AG	34	2,194
Hannover Rueck SE	29	4,233
HeidelbergCement AG	7	357
HelloFresh SE(1)	425	13,862
Henkel AG & Co. KGaA	5	322
Infineon Technologies AG	63	1,537
KION Group AG	4	149
Knorr-Bremse AG	4	201
LEG Immobilien SE	4	299
Mercedes-Benz Group AG - Class REGISTERED	40	2,317
Merck KGaA	6	1,063
MTU Aero Engines AG	3	484
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	1,609
Nemetschek SE	350	21,288
Puma SE	5	335
Rational AG	40	23,177
Rheinmetall AG	2	480
RWE AG	32	1,172
SAP SE	51	4,676
Scout24 SE(3)	4	197
Siemens AG	215	22,051
Siemens Energy AG	21	310
Siemens Healthineers AG(3)	13	687
Symrise AG - Class A	7	709
Telefonica Deutschland Holding AG	49	143
TUI AG(1)	3,469	5,642
Uniper SE	5	69
United Internet AG - Class REG	5	138
Volkswagen AG	2	281
Vonovia SE	35	1,080
Zalando SE(1)(3)	1,217	32,070

Total Germany		685,129

Hong Kong – 3.75%
AIA Group Ltd.	14,716	160,797
Ajisen China Holdings Ltd.	2,149	246
ASM Pacific Technology Ltd.	173	1,470
BOC Hong Kong Holdings Ltd.	183	725
Budweiser Brewing Co. APAC Ltd.(3)	82	247
China Mengniu Dairy Co. Ltd.(1)	774	3,880
Chow Tai Fook Jewellery Group Ltd.	99	186
CK Asset Holdings Ltd.	99	703
CK Hutchison Holdings Ltd.	20,047	135,995
CK Infrastructure Holdings Ltd.	32	197
CLP Holdings Ltd.	81	673
Esprit Holdings Ltd.(1)	4,848	875
ESR Group Ltd.(1)(3)	96	261
First Pacific Co. Ltd.	1,834	713
Futu Holdings Ltd. - ADR(1)	3	148
Galaxy Entertainment Group Ltd.	8,692	52,070
Hang Lung Properties Ltd.	96	183
Hang Seng Bank Ltd.	38	668
Henderson Land Development Co. Ltd.	72	270
HK Electric Investments & HK Electric Investments Ltd.	140	128
HKT Trust & HKT Ltd. - Class Miscella	193	259
Hong Kong & China Gas Co. Ltd.	569	614
Hong Kong Exchanges & Clearing Ltd.	58	2,868
Hongkong Land Holdings Ltd.	57	288
Jardine Matheson Holdings Ltd.	123	6,458
Johnson Electric Holdings Ltd.	490	636
Link Real Estate Investment Trust	104	851
MTR Corp. Ltd.	77	401
New World Development Co. Ltd.	75	270
Power Assets Holdings Ltd.	70	438
Sino Land Co. Ltd.	174	258
SITC International Holdings Co. Ltd.	65	185
Stella International Holdings Ltd.	654	625
Sun Hung Kai Properties Ltd.	72	846
Swire Pacific Ltd. - Class A	545	3,255
Swire Properties Ltd.	53	132
Techtronic Industries Co. Ltd.	4,628	48,330
WH Group Ltd.(3)	106,261	82,245
Wharf Real Estate Investment Co. Ltd.	86	411
Xinyi Glass Holdings Ltd.	88	212

Total Hong Kong		510,017

India – 1.31%
Asian Paints Ltd.	1,279	43,805
Axis Bank Ltd.(1)	282	2,279
Dabur India Ltd.	276	1,739
Havells India Ltd.	129	1,805
HDFC Bank Ltd. - ADR	93	5,116
Housing Development Finance Corp. Ltd.	2,445	67,136
ICICI Lombard General Insurance Co. Ltd.(3)	975	13,889
Infosys Ltd. - ADR	166	3,082
MakeMyTrip Ltd.(1)	498	12,784
Marico Ltd.	321	1,948
Tata Consultancy Services Ltd.	103	4,285
United Spirits Ltd.(1)	2,099	20,249

Total India		178,117

Indonesia – 0.04%
Bank Central Asia Tbk PT	10,182	4,958

Total Indonesia		4,958

Ireland – 2.31%
Accenture Plc - Class A	258	71,634
AerCap Holdings NV(1)	7	277
Bank of Ireland Group Plc	6,206	39,224
CRH Plc	112	3,854
DCC Plc	153	9,502
Experian Plc	3,289	96,565
Flutter Entertainment Plc(1)	208	21,058
ICON Plc(1)	300	65,010
Irish Continental Group Plc	926	3,449
James Hardie Industries Plc	121	2,649
Kerry Group Plc - Class A	8	727
Kingspan Group Plc	8	459
Smurfit Kappa Group Plc	12	409

Total Ireland		314,817

Isle of Man – 0.02%
Playtech Plc(1)	331	2,191

Total Isle of Man		2,191

Israel – 0.04%
Azrieli Group Ltd.	2	146
Bank Hapoalim BM	63	526
Bank Leumi Le-Israel BM	76	681
Check Point Software Technologies Ltd.(1)	5	601
CyberArk Software Ltd.(1)	2	251
Elbit Systems Ltd.	1	292
ICL Group Ltd.	34	309
Israel Discount Bank Ltd. - Class A	60	316
Kornit Digital Ltd.(1)	3	81
Mizrahi Tefahot Bank Ltd.	7	249
Nice Ltd.(1)	3	582
Teva Pharmaceutical Industries Ltd. - ADR(1)	57	425
Tower Semiconductor Ltd.(1)	5	243
Wix.com Ltd.(1)	3	191
ZIM Integrated Shipping Services Ltd.	4	195

Total Israel		5,088

Italy – 3.10%
Amplifon SpA	125	3,842
Assicurazioni Generali SpA	55	872
Atlantia SpA	24	567
Davide Campari-Milano NV	619	6,530
DiaSorin SpA	1	167
Enel SpA	26,395	144,759
ENI SpA	5,106	60,563
Ferrari NV	342	62,945
FinecoBank Banca Fineco SpA	30	357
Infrastrutture Wireless Italiane SpA(3)	17	170
Intesa Sanpaolo SpA	2,029	3,797
Iveco Group NV(1)	323	1,709
Mediobanca Banca di Credito Finanziario SpA	30	263
Moncler SpA	10	423
Nexi SpA(1)(3)	25	208
Poste Italiane SpA(3)	26	243
Prysmian SpA	12	334
Recordati Industria Chimica e Farmaceutica SpA	5	215
Reply SpA	28	3,465
Saipem SpA(1)	100	268
Snam SpA	21,556	113,092
Telecom Italia SpA(1)	481	126
Terna Rete Elettrica Nazionale	69	546
UniCredit SpA	1,694	16,191

Total Italy		421,652

Japan – 20.23%
Advantest Corp.	9	489
Aeon Co. Ltd.	32	551
Aeon Delight Co. Ltd.	73	1,588
AGC, Inc.	10	334
Air Water, Inc.	845	10,643
Aisin Corp.	7	226
Ajinomoto Co., Inc.	22	543
Alfresa Holdings Corp.	130	1,749
ANA Holdings, Inc.(1)	8	150

Asahi Group Holdings Ltd.	115	3,788
Asahi Intecc Co. Ltd.	11	164
Asahi Kasei Corp.	62	471
Asics Corp.	148	2,677
Astellas Pharma, Inc.	91	1,417
Azbil Corp.	6	145
Bandai Namco Holdings, Inc.	36	2,555
Bridgestone Corp.	710	25,897
Brother Industries Ltd.	12	208
Canon, Inc.	49	1,117
Capcom Co. Ltd.	9	207
Central Japan Railway Co.	7	839
Chiba Bank Ltd.	25	134
Chubu Electric Power Co., Inc.	32	317
Chugai Pharmaceutical Co. Ltd.	32	821
Concordia Financial Group Ltd.	53	183
CyberAgent, Inc.	20	203
Dai Nippon Printing Co. Ltd.	11	237
Daifuku Co. Ltd.	84	4,825
Dai-ichi Life Holdings, Inc.	1,365	25,244
Daiichi Sankyo Co. Ltd.	84	2,147
Daikin Industries Ltd.	12	1,943
Daito Trust Construction Co. Ltd.	3	268
Daiwa House Industry Co. Ltd.	315	7,369
Daiwa House REIT Investment Corp.(4)	0	248
Daiwa Securities Group, Inc.	642	2,875
Denso Corp.	477	25,199
Dentsu Group, Inc.	11	323
Disco Corp.	1	333
Dowa Holdings Co. Ltd.	131	4,321
East Japan Railway Co.	121	6,174
Eisai Co. Ltd.	13	529
ENEOS Holdings, Inc.	151	569
FANUC Corp.	9	1,442
Fast Retailing Co. Ltd.	3	1,471
Fuji Electric Co. Ltd.	6	256
Fuji Media Holdings, Inc.	942	7,981
Fuji Oil Holdings, Inc.	33	517
FUJIFILM Holdings Corp.	1,353	72,715
Fujitsu Ltd.	9	1,176
Fukuoka Financial Group, Inc.	1,106	19,924
GLP J-REIT(4)	0	254
GMO Payment Gateway, Inc.	2	150
Hakuhodo DY Holdings, Inc.	395	3,626
Hamamatsu Photonics KK	7	269
Hankyu Hanshin Holdings, Inc.	11	298
Hikari Tsushin, Inc.	1	103
Hirose Electric Co. Ltd.	2	214
Hitachi Construction Machinery Co. Ltd.	5	113
Hitachi Ltd.	1,929	91,772
Hitachi Metals Ltd.(1)	10	150
Honda Motor Co. Ltd.	6,704	161,653
Hoshizaki Corp.	5	161
Hoya Corp.	18	1,515
Hulic Co. Ltd.	19	147
Ibiden Co. Ltd.	6	159
Idemitsu Kosan Co. Ltd.	11	255
Iida Group Holdings Co. Ltd.	965	14,818
INFRONEER Holdings, Inc.	877	6,235
Inpex Corp.	913	9,787
Isuzu Motors Ltd.	3,698	40,899
Ito En Ltd.	3	126
ITOCHU Corp.	346	9,329
Itochu Techno-Solutions Corp.	5	116
JAFCO Group Co. ltd	356	4,298
Japan Airlines Co. Ltd.(1)	7	119
Japan Exchange Group, Inc.	24	348
Japan Metropolitan Fund Invest(4)	0	269
Japan Post Bank Co. Ltd.	22	168
Japan Post Holdings Co. Ltd.	1,964	14,052
Japan Post Insurance Co. Ltd.	9	149
Japan Real Estate Investment Corp.(4)	0	281
Japan Tobacco, Inc.	59	1,026
JFE Holdings, Inc.	24	257
JSR Corp.	9	226
Kajima Corp.	21	240
Kakaku.com, Inc.	6	105
Kansai Electric Power Co., Inc.	35	347
Kao Corp.	768	31,131
Kawasaki Kisen Kaisha Ltd.	29	1,744
KDDI Corp.	206	6,483
Keio Corp.	5	176
Keisei Electric Railway Co. Ltd.	7	182
Keyence Corp.	237	81,332
Kikkoman Corp.	7	367
Kintetsu Group Holdings Co. Ltd.	8	261
Kirin Holdings Co. Ltd.	1,507	23,812

Kobayashi Pharmaceutical Co. Ltd.	3	167
Kobe Bussan Co. Ltd.	7	175
Koei Tecmo Holdings Co. Ltd.	3	88
Koito Manufacturing Co. Ltd.	5	162
Komatsu Ltd.	2,805	62,457
Konami Holdings Corp.	5	249
Kose Corp.	2	146
Kubota Corp.	50	746
Kurita Water Industries Ltd.	5	177
Kyocera Corp.	1,909	102,048
Kyowa Kirin Co. Ltd.	13	298
Lasertec Corp.	354	42,115
Lixil Corp.	534	10,035
M3, Inc.	21	607
Makita Corp.	11	270
Marubeni Corp.	77	693
Marui Group Co. Ltd.	325	5,693
MatsukiyoCocokara & Co.	103	4,161
Mazda Motor Corp.	28	231
McDonald’s Holdings Co. Japan Ltd.	4	148
Medipal Holdings Corp.	457	6,452
Megmilk Snow Brand Co. Ltd.	284	3,802
MEIJI Holdings Co. Ltd.	6	290
Minebea Mitsumi, Inc.	17	295
MISUMI Group, Inc.	14	302
Mitsubishi Chemical Holdings Corp.	63	343
Mitsubishi Corp.	62	1,855
Mitsubishi Electric Corp.	9,729	104,574
Mitsubishi Estate Co. Ltd.	58	845
Mitsubishi HC Capital, Inc.	31	145
Mitsubishi Heavy Industries Ltd.	312	10,919
Mitsubishi Logistics Corp.	253	6,053
Mitsubishi UFJ Financial Group, Inc.	593	3,173
Mitsui & Co. Ltd.	523	11,499
Mitsui Chemicals, Inc.	9	186
Mitsui Fudosan Co. Ltd.	44	937
Mitsui OSK Lines Ltd.	17	391
Miura Co. Ltd.	137	2,704
Mizuho Financial Group, Inc.	119	1,355
Monotaro Co. Ltd.	13	191
MS&AD Insurance Group Holdings, Inc.	396	12,153
Murata Manufacturing Co. Ltd.	792	43,090
NEC Corp.	408	15,927
NET One Systems Co. Ltd.	292	6,492
Nexon Co. Ltd.	24	485
NGK Insulators Ltd.	12	166
NH Foods Ltd.	237	7,421
Nidec Corp.	610	37,815
Nihon M&A Center Holdings, Inc.	15	158
Nintendo Co. Ltd.	13	5,677
Nippon Building Fund, Inc.(4)	0	379
Nippon Express Holdings, Inc.	4	212
Nippon Paint Holdings Co. Ltd.	40	296
Nippon Prologis Real Estate Investment Trust, Inc.(4)	0	281
Nippon Sanso Holdings Corp.	8	133
Nippon Shinyaku Co. Ltd.	3	153
Nippon Steel Corp.	41	574
Nippon Telegraph & Telephone Corp.	5,444	156,429
Nippon Television Holdings, Inc.	649	5,777
Nippon Yusen KK	8	549
Nissan Chemical Corp.	133	6,153
Nissan Motor Co. Ltd.	115	448
Nisshin Seifun Group, Inc.	9	110
Nisshinbo Holdings, Inc.	772	5,814
Nissin Foods Holdings Co. Ltd.	3	207
Nitori Holdings Co. Ltd.	4	381
Nitto Denko Corp.	7	440
Nomura Co. Ltd.	354	2,428
Nomura Holdings, Inc.	3,332	12,105
Nomura Real Estate Holdings, Inc.	6	144
Nomura Real Estate Master Fund, Inc.(4)	0	261
Nomura Research Institute Ltd.	16	430
NS Solutions Corp.	172	4,594
NSK Ltd.	476	2,560
NTT Data Corp.	709	9,836
Obayashi Corp.	1,769	12,866
Obic Co. Ltd.	4	498
Odakyu Electric Railway Co. Ltd.	14	190
Oji Holdings Corp.	2,447	10,600
Olympus Corp.	3,017	61,137
Omron Corp.	62	3,166
Ono Pharmaceutical Co. Ltd.	18	455
Open House Group Co. Ltd.	4	167
Oracle Corp.	2	111
Oriental Land Co. Ltd.	10	1,341
ORIX Corp.	59	989
Osaka Gas Co. Ltd.	19	366

Otsuka Corp.	6	164
Otsuka Holdings Co. Ltd.	19	668
Pan Pacific International Holdings Corp.	18	290
Panasonic Holdings Corp.	4,728	38,173
Penta-Ocean Construction Co. Ltd.	1,295	6,983
Persol Holdings Co. Ltd.	197	3,593
Pigeon Corp.	564	7,754
Rakuten Group, Inc.	42	191
Recruit Holdings Co. Ltd.	869	25,589
Renesas Electronics Corp.(1)	1,035	9,365
Resona Holdings, Inc.	13,063	48,863
Ricoh Co. Ltd.	28	221
Rohm Co. Ltd.	108	7,592
Sawai Group Holdings Co. Ltd.	70	2,126
SBI Holdings, Inc.	12	239
SCSK Corp.	458	7,771
Secom Co. Ltd.	717	44,283
Sega Sammy Holdings, Inc.	620	9,951
Seiko Epson Corp.	14	202
Sekisui Chemical Co. Ltd.	289	3,958
Sekisui House Ltd.	30	534
Senko Group Holdings Co. Ltd.	468	3,031
Seven & i Holdings Co. Ltd.	240	9,312
SG Holdings Co. Ltd.	14	233
Sharp Corp.	12	94
Shimadzu Corp.	11	358
Shimano, Inc.	205	34,516
Shimizu Corp.	28	152
Shin-Etsu Chemical Co. Ltd.	18	2,034
Shionogi & Co. Ltd.	13	653
Shiseido Co. Ltd.	1,317	53,079
Shizuoka Bank Ltd.	23	136
SMC Corp.	107	47,440
SoftBank Corp.	142	1,573
SoftBank Group Corp.	619	23,978
Sompo Holdings, Inc.	174	7,676
Sony Group Corp.	1,557	126,951
Square Enix Holdings Co. Ltd.	4	186
Subaru Corp.	30	537
Sugi Holdings Co. Ltd.	280	12,287
Sumco Corp.	16	213
Sumitomo Bakelite Co. Ltd.	130	3,892
Sumitomo Chemical Co. Ltd.	75	292
Sumitomo Corp.	57	772
Sumitomo Electric Industries Ltd.	35	391
Sumitomo Metal Mining Co. Ltd.	137	4,235
Sumitomo Mitsui Financial Group, Inc.	688	20,454
Sumitomo Mitsui Trust Holdings, Inc.	540	16,692
Sumitomo Realty & Development Co. Ltd.	15	404
Suntory Beverage & Food Ltd.	7	253
Suzuki Motor Corp.	793	24,941
Sysmex Corp.	641	38,657
T&D Holdings, Inc.	854	10,224
Taiheiyo Cement Corp.	589	8,778
Taisei Corp.	10	299
Takeda Pharmaceutical Co. Ltd.	5,597	157,208
TBS Holdings, Inc.	401	5,033
TDK Corp.	266	8,215
TechnoPro Holdings, Inc.	107	2,148
Terumo Corp.	31	950
TIS, Inc.	11	284
Tobu Railway Co. Ltd.	9	202
Toho Co. Ltd.	6	203
Tokio Marine Holdings, Inc.	2,258	131,686
Tokyo Electric Power Co. Holdings, Inc.(1)	74	311
Tokyo Electron Ltd.	7	2,350
Tokyo Gas Co. Ltd.	20	406
Tokyo Ohka Kogyo Co. Ltd.	83	4,052
Tokyu Corp.	25	300
TOPPAN, Inc.	13	212
Toray Industries, Inc.	3,448	19,408
Toshiba Corp.	19	756
Tosoh Corp.	13	159
TOTO Ltd.	7	228
Toyo Seikan Group Holdings Ltd.	756	7,924
Toyo Suisan Kaisha Ltd.	250	9,761
Toyota Industries Corp.	1,019	63,161
Toyota Motor Corp.	1,607	24,793
Toyota Tsusho Corp.	10	340
Trend Micro, Inc.	6	308
Tsumura & Co.	311	6,986
Unicharm Corp.	974	32,695
USS Co. Ltd.	11	184
Welcia Holdings Co. Ltd.	4	86
West Japan Railway Co.	11	401
Yakult Honsha Co. Ltd.	78	4,487
Yamaha Corp.	7	276

Yamaha Motor Co. Ltd.	15	266
Yamato Holdings Co. Ltd.	14	222
Yaskawa Electric Corp.	12	371
Yokogawa Electric Corp.	13	213
Z Holdings Corp.	6,766	19,676
ZOZO, Inc.	6	103

Total Japan		2,753,562

Jordan – 0.00%(2)
Hikma Pharmaceuticals Plc	9	176

Total Jordan		176

Luxembourg – 0.43%
ArcelorMittal SA	1,367	30,663
Aroundtown SA	48	153
Befesa SA(3)	54	2,614
Eurofins Scientific SE	191	15,118
L’Occitane International SA	805	2,523
Stabilus SE	134	6,566
Tenaris SA	23	299

Total Luxembourg		57,936

Macau – 0.00%(2)
Sands China Ltd.(1)	116	279

Total Macau		279

Malaysia – 0.01%
Sime Darby Bhd	2,131	1,031

Total Malaysia		1,031

Mexico – 0.17%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	181	2,530
Grupo Financiero Banorte SAB de CV - Class O	397	2,218
Wal-Mart de Mexico SAB de CV	5,318	18,300

Total Mexico		23,048

Netherlands – 4.06%
ABN AMRO Bank NV(3)	21	234
Adyen NV(1)(3)	59	85,601
Aegon NV	88	380
Akzo Nobel NV	9	567
Argenx SE(1)	2	881
ASM International NV	154	38,376
ASML Holding NV	168	79,493
ASML Holding NV - Class REG	139	66,147
Boskalis Westminster	223	7,460
Euronext NV(3)	4	336
EXOR NV	5	334
Heineken Holding NV	5	357
Heineken NV	208	18,924
IMCD NV	274	37,449
ING Groep NV	4,485	44,182
JDE Peet’s NV	5	137
Just Eat Takeaway.com NV(1)(3)	122	1,911
Koninklijke Ahold Delhaize NV	526	13,688
Koninklijke DSM NV	8	1,213
Koninklijke KPN NV	6,809	24,226
Koninklijke Philips NV	446	9,576
NN Group NV	14	639
OCI NV	5	166
Prosus NV(1)	1,067	69,116
QIAGEN NV(1)	11	519
Randstad NV	987	47,713
Stellantis NV	108	1,343
Universal Music Group NV	35	710
Wolters Kluwer NV	13	1,216

Total Netherlands		552,894

New Zealand – 0.26%
Auckland International Airport Ltd.(1)	60	268
Fisher & Paykel Healthcare Corp. Ltd.	28	344
Fletcher Building Ltd.	844	2,649
Mercury NZ Ltd.	35	124
Meridian Energy Ltd.	64	185
Spark New Zealand Ltd.	92	276
Xero Ltd.(1)	585	31,196

Total New Zealand		35,042

Norway – 0.41%
Adevinta ASA - Class B(1)	14	105
Aker BP ASA	15	526
DNB Bank ASA	463	8,375
Equinor ASA	1,182	41,186
Gjensidige Forsikring ASA	10	198
Kongsberg Gruppen ASA	4	154
Mowi ASA	20	452
Norsk Hydro ASA	66	375
Orkla ASA	38	302
Salmar ASA	3	199
Schibsted ASA - Class A	115	2,075
Schibsted ASA - Class B	49	808
Telenor ASA	35	461
Yara International ASA	8	342

Total Norway		55,558

Peru – 0.03%
Southern Copper Corp.	67	3,333

Total Peru		3,333

Portugal – 0.32%
EDP - Energias de Portugal SA	137	638
Galp Energia SGPS SA	25	289
Jeronimo Martins SGPS SA	1,952	42,323

Total Portugal		43,250

Russia – 0.00%(2)
Severstal PAO - GDR(4)(6)(7)	147	—
X5 Retail Group NV - GDR(4)(6)(7)	65	—

Total Russia		—

Singapore – 2.26%
Ascendas Real Estate Investment Trust	166	341
BOC Aviation Ltd.(3)	245	2,072
CapitaLand Integrated Commercial Trust	272	425
Capitaland Investment Ltd.	124	342
City Developments Ltd.	22	130
DBS Group Holdings Ltd.	1,575	33,707
Genting Singapore Ltd.	281	145
Grab Holdings Ltd. - Class A(1)	52	131
Keppel Corp. Ltd.	72	335
Mapletree Commercial Trust	117	154
Mapletree Logistics Trust	161	195
Oversea-Chinese Banking Corp. Ltd.	167	1,370
Sea Ltd. - ADR(1)	17	1,160
Singapore Airlines Ltd.(1)	69	252
Singapore Exchange Ltd.	33	224
Singapore Technologies Engineering Ltd.	75	220
Singapore Telecommunications Ltd.	32,484	59,123
United Overseas Bank Ltd.	9,477	179,047
UOL Group Ltd.	26	140
Venture Corp. Ltd.	14	167
Wilmar International Ltd.	9,468	27,556

Total Singapore		307,236

South Africa – 0.13%
African Rainbow Minerals Ltd.	136	1,792
Anglo American Platinum Ltd.	17	1,503
Bid Corp. Ltd.	164	3,094
Capitec Bank Holdings Ltd.	21	2,567
Clicks Group Ltd.	131	2,208
Naspers Ltd. - Class N	35	5,065
Pepkor Holdings Ltd.(3)	1,367	1,606

Total South Africa		17,835

South Korea – 0.69%
Amorepacific Group	19	533
Coupang, Inc. - Class A(1)	1,022	13,031
Hana Financial Group, Inc.	84	2,546
Hankook Tire & Technology Co. Ltd.	32	812
Hyundai Motor Co.	7	1,047
LG Corp.	19	1,129
NAVER Corp.	119	22,109
POSCO Holdings, Inc.	152	27,146
Samsung Electronics Co. Ltd.	155	6,839
Shinhan Financial Group Co. Ltd.	554	15,891
SK Hynix, Inc.	45	3,199

Total South Korea		94,282

Spain – 1.77%
Acciona SA	1	217
Acerinox SA(1)	578	5,611
ACS Actividades de Construccion y Servicios SA	11	270
Aena SME SA(1)(3)	4	457
Amadeus IT Group SA(1)	868	48,607
Banco Bilbao Vizcaya Argentaria SA	332	1,510
Banco Santander SA	35,372	100,081
CaixaBank SA	14,542	50,928
Cellnex Telecom SA(3)	26	1,018
EDP Renovaveis SA	14	321
Enagas SA	9	196
Endesa SA	16	298
Ferrovial SA	121	3,089
Fluidra SA	427	8,697
Gestamp Automocion SA(3)	1,157	4,039
Grifols SA(1)	15	290
Iberdrola SA	287	2,992
Industria de Diseno Textil SA	53	1,201
Mediaset Espana Comunicacion SA(1)	192	793
Naturgy Energy Group SA	7	207
Red Electrica Corp. SA	18	337
Repsol SA	72	1,060
Siemens Gamesa Renewable Energy SA(1)	12	224
Telefonica SA	269	1,371
Viscofan SA	135	7,423

Total Spain		241,237

Sweden – 3.13%
Alfa Laval AB	14	340
Assa Abloy AB - Class B	1,025	21,879
Atlas Copco AB - Class A	8,218	76,923

Atlas Copco AB - Class B	75	625
Boliden AB	13	431
Electrolux AB - Class B	11	143
Embracer Group AB - Class B(1)	31	234
Epiroc AB - Class A	1,914	29,679
Epiroc AB - Class B	19	253
EQT AB	14	291
Essity AB - Class B	31	803
Evolution AB(3)	597	54,603
Fastighets AB Balder - Class B(1)	30	144
Getinge AB - Class B	240	5,572
H & M Hennes & Mauritz AB - Class B	36	432
Hexagon AB - Class B	95	988
Holmen AB - Class B	5	185
Husqvarna AB - Class B	21	154
Industrivarden AB - Class A	6	142
Industrivarden AB - Class C	7	166
Indutrade AB	13	239
Investment AB Latour - Class B	7	141
Investor AB - Class A	24	429
Investor AB - Class B	2,146	35,386
Kinnevik AB - Class B(1)	12	194
L E Lundbergforetagen AB - Class B	4	150
Lifco AB - Class B	12	186
MIPS AB	37	1,643
Modern Times Group MTG AB - Class B(1)	258	2,082
Nibe Industrier AB - Class B	5,411	40,787
Sagax AB - Class B	9	169
Sandvik AB	723	11,787
Securitas AB - Class B	15	129
Sinch AB(1)(3)	26	86
Skandinaviska Enskilda Banken AB - Class A	80	791
Skanska AB - Class B	17	266
SKF AB - Class B	19	286
Spotify Technology SA(1)	206	19,317
Svenska Cellulosa AB SCA - Class B	29	442
Svenska Handelsbanken AB - Class A	1,438	12,346
Swedbank AB	45	566
Swedish Match AB	1,189	12,128
Swedish Orphan Biovitrum AB(1)	8	175
Tele2 AB - Class B	28	319
Telefonaktiebolaget LM Ericsson - Class B	142	1,058
Telia Co. AB	22,330	85,703
Viaplay Group AB - Class B(1)	189	3,890
Volvo AB - Class A	10	155
Volvo AB - Class B	74	1,158
Volvo Car AB - Class B(1)	28	189

Total Sweden		426,184

Switzerland – 6.11%
ABB Ltd.	580	15,550
Adecco Group AG	310	10,571
Alcon, Inc.	958	67,191
Bachem Holding AG - Class B	2	109
Baloise Holding AG	2	370
Barry Callebaut AG(4)	0	380
Chocoladefabriken Lindt & Spruengli AG(4)	0	519
Chocoladefabriken Lindt & Spruengli AG - REG(4)	0	525
Cie Financiere Richemont SA	238	2,531
Cie Financiere Richemont SA	767	82,536
Clariant AG(1)	12	233
Coca-Cola HBC AG(1)	10	212
Credit Suisse Group AG - Class A	3,065	17,494
EMS-Chemie Holding AG(4)	0	250
Geberit AG	39	18,816
Givaudan SA(4)	0	1,554
Glencore Plc	6,132	33,212
Helvetia Holding AG	23	2,712
Holcim AG(1)	329	14,126
Julius Baer Group Ltd.	207	9,602
Kuehne & Nagel International AG	3	617
Logitech International SA	118	6,171
Lonza Group AG	118	63,272
Nestle SA	676	78,966
Novartis AG	1,770	150,048
Partners Group Holding AG	1	979
Roche Holding AG	1	493
Roche Holding AG	373	124,735
Schindler Holding AG	1	204
Schindler Holding AG	2	361
SGS SA(4)	0	709
Sika AG	258	59,565
Sonova Holding AG	39	12,366
STMicroelectronics NV	33	1,033
Straumann Holding AG	5	647
Swatch Group AG - BR	1	339
Swatch Group AG - REG	3	119
Swiss Life Holding AG	2	759

Swiss Prime Site AG	4	332
Swiss Re AG	15	1,137
Swisscom AG	1	724
Temenos AG	3	260
UBS Group AG	2,816	45,531
VAT Group AG(3)	1	308
Vifor Pharma AG	2	377
Zurich Insurance Group AG	7	3,254

Total Switzerland		831,799

Taiwan – 1.94%
Advantech Co. Ltd.	317	3,689
Chailease Holding Co. Ltd.	377	2,645
Delta Electronics, Inc.	362	2,699
Giant Manufacturing Co. Ltd.	162	1,309
Hon Hai Precision Industry Co. Ltd.	14,960	54,922
MediaTek, Inc.	49	1,076
Taiwan Semiconductor Manufacturing Co. Ltd.	4,015	64,344
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,633	133,515

Total Taiwan		264,199

Thailand – 0.11%
Kasikornbank PCL	320	1,377
Thai Beverage PCL	30,323	14,088

Total Thailand		15,465

United Kingdom – 18.34%
3i Group Plc	1,469	19,908
Abrdn Plc	103	202
Admiral Group Plc	336	9,198
Anglo American Plc	63	2,241
Ashtead Group Plc	21	894
Associated British Foods Plc	18	341
AstraZeneca Plc	576	75,950
Auto Trader Group Plc(3)	7,574	51,295
AVEVA Group Plc	6	167
Aviva Plc	3,308	16,203
BAE Systems Plc	1,668	16,888
Barclays Plc	28,704	53,676
Barratt Developments Plc	454	2,541
Berkeley Group Holdings Plc(1)	6	251
BP Plc	34,930	164,013
British American Tobacco Plc	173	7,422
British Land Co. Plc	44	240
BT Group Plc - Class A	343	779
Bunzl Plc	545	18,091
Burberry Group Plc	1,102	22,109
Capita Plc(1)	10,386	3,227
Cazoo Group Ltd.(1)	108	77
Close Brothers Group Plc	172	2,167
CNH Industrial NV	1,664	19,243
Coca-Cola Europacific Partners Plc	150	7,766
Compass Group Plc	1,379	28,312
ConvaTec Group Plc(3)	5,120	14,034
Croda International Plc	7	527
Devro Plc	956	2,147
Diageo Plc	596	25,724
DS Smith Plc	2,478	8,394
easyJet Plc(1)	1,046	4,698
Entain Plc(1)	1,250	19,019
Euromoney Institutional Investor Plc	192	3,153
Farfetch Ltd. - Class A(1)	1,485	10,633
Ferguson Plc	337	37,707
Future Plc	228	4,825
Games Workshop Group Plc	288	23,425
GSK Plc	6,279	135,321
Halma Plc	18	445
Hargreaves Lansdown Plc	2,451	23,644
Hays Plc	8,284	11,328
HomeServe Plc	2,416	34,469
HSBC Holdings Plc	336	2,201
HSBC Holdings Plc	8,609	56,240
IG Group Holdings Plc	674	5,689
Imperial Brands Plc	4,577	102,460
Inchcape Plc	1,163	9,882
Informa Plc(1)	613	3,961
InterContinental Hotels Group Plc	65	3,462
International Personal Finance Plc	1,525	1,419
Intertek Group Plc	919	47,252
ITV Plc	10,354	8,268
J Sainsbury Plc	17,897	44,541
JD Sports Fashion Plc(1)	127	179
John Wood Group Plc(1)	14,924	28,334
Johnson Matthey Plc	9	221
Jupiter Fund Management Plc	2,223	3,998
Kingfisher Plc	31,827	95,114
Land Securities Group Plc	36	291
Legal & General Group Plc	294	861
Lloyds Banking Group Plc	261,188	134,383
London Stock Exchange Group Plc	16	1,485

M&G Plc	128	304
Melrose Industries Plc	209	383
Mondi Plc	24	425
National Express Group Plc(1)	1,003	2,382
National Grid Plc	181	2,327
Natwest Group Plc	7,965	21,201
Next Plc	6	451
Non-Standard Finance Plc(1)(3)	100	2
Ocado Group Plc(1)	28	270
Pagegroup Plc	568	2,783
Pearson Plc	35	322
Persimmon Plc	16	358
Petrofac Ltd.(1)	517	706
Pets at Home Group Plc	1,127	4,242
Phoenix Group Holdings Plc	37	266
Provident Financial Plc	1,108	2,698
Prudential Plc	48	588
Prudential Plc	520	6,464
Rathbones Group Plc	92	2,172
Reckitt Benckiser Group Plc	592	44,531
RELX Plc	835	22,661
Rentokil Initial Plc	89	515
Rightmove Plc	10,747	74,478
Rio Tinto Plc	385	22,995
Rolls-Royce Holdings Plc(1)	6,990	7,114
Rotork Plc	600	1,762
RWS Holdings Plc	344	1,453
Sage Group Plc	49	381
Schroders Plc	6	205
Segro Plc	59	709
Serco Group Plc	5,440	11,537
Severn Trent Plc	12	401
Shell Plc	3,191	82,787
Shell Plc	4,864	126,680
Smith & Nephew Plc	202	2,828
Smiths Group Plc	20	339
Softcat Plc	101	1,619
Spirax-Sarco Engineering Plc	4	424
SSE Plc	5,484	108,229
SSP Group Plc(1)	5,374	15,256
St James’s Place Plc	654	8,800
Standard Chartered Plc	5,759	43,480
Taylor Wimpey Plc	3,626	5,165
TechnipFMC Plc(1)	5,104	34,352
Tesco Plc	48,605	151,482
Trainline Plc(1)(3)	5,941	21,024
Travis Perkins Plc	3,071	36,397
Unilever Plc	577	26,278
United Utilities Group Plc	34	419
Vodafone Group Plc	20,160	31,347
Weir Group Plc	884	14,733
WH Smith Plc(1)	524	9,002
Whitbread Plc	10	295
Wise Plc - Class A(1)	2,020	7,336
WPP Plc	9,676	97,735

Total United Kingdom		2,496,028

United States – 2.59%
Aon Plc - Class A	265	71,465
BeiGene Ltd.(1)	1,205	15,304
Carnival Plc(1)	195	1,504
EPAM Systems, Inc.(1)	120	35,373
Mettler-Toledo International, Inc.(1)	94	107,426
ResMed, Inc.	295	61,841
Samsonite International SA(1)(3)	807	1,605
STERIS Plc	284	58,547

Total United States		353,065

Total Common Stocks (Cost: $13,977,931)		13,276,663

PREFERRED STOCKS – 0.36%
Germany – 0.36%
Bayerische Motoren Werke AG	3	204
Henkel AG & Co. KGaA	9	544
Porsche Automobil Holding SE	8	502
Sartorius AG	1	408
Volkswagen AG	348	46,845

Total Germany		48,503

South Korea – 0.00%(2)
Amorepacific Group	7	183

Total South Korea		183

Total Preferred Stocks (Cost: $70,799)		48,686

RIGHTS – 0.01%
Australia – 0.00%(2)
carsales.com Ltd., expires 07/13/2022(1)	45	21

Total Australia		21

Italy – 0.00%(2)
Saipem SpA, expires 07/13/2022(1)		100	132

Total Italy			132

Sweden – 0.01%(2)
Moder Times Group, expires 12/31/2022(1)		258	631

Total Sweden			631

Total Rights (Cost: $11,843)			784

SHORT-TERM INVESTMENTS – 1.91%
Money Market Funds – 1.51%
Goldman Sachs Financial Square Government Fund - Class I, 1.36%(5)		205,948	205,948

Total Money Market Funds (Cost: $205,948)			205,948

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.40%
ANZ, Hong Kong, 0.25% due 07/01/2022	AUD	237	163
ANZ, London, 1.06% due 07/01/2022		$296	296
BBVA, Madrid, 1.06% due 07/01/2022(4)		0	0
BNP Paribas, Paris, -1.20% due 07/01/2022	CHF	75	78
BNP Paribas, Paris, 0.52% due 07/01/2022	GBP	13,231	16,107
Brown Brothers Harriman, -0.73% due 07/01/2022	DKK	329	46
Brown Brothers Harriman, 0.25% due 07/01/2022	NZD	20	12
Brown Brothers Harriman, 0.37% due 07/04/2022	HKD	929	118
Brown Brothers Harriman, 3.85% due 07/01/2022(4)	ZAR	1	0
Citibank, London, -0.78% due 07/01/2022	EUR	3,402	3,566
Citibank, New York, 1.06% due 07/01/2022		$2,918	2,918
HSBC, Hong Kong, 0.37% due 07/04/2022	HKD	5,189	661
HSBC, Singapore, 0.65% due 07/01/2022	SGD	49	35
Nordea Bank ABP, Oslo, 0.07% due 07/01/2022	NOK	400	41
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022		$1,782	1,782
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2022	SEK	12,631	1,235
Sumitomo, Tokyo, -0.36% due 07/01/2022	JPY	3,688,876	27,188

Total Time Deposits (Cost: $54,246)			54,246

Total Short-Term Investments (Cost: $260,194)			260,194

TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $14,320,767)			13,586,327

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%			23,003

TOTAL NET ASSETS – 100.00%			$13,609,330

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $546,072, which represents 4.01% of total net assets.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(7)	Security that is restricted at June 30, 2022. The value of the restricted securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
37	Euro Stoxx 50 Future	Sep. 2022	EUR	1,296	$1,334	$(24)
13	FTSE 100 INDEX Future	Sep. 2022	GBP	934	1,127	(10)
8	TOPIX INDEX Future	Sep. 2022	JPY	153,450	1,103	(28)

						$(62)

COMMON STOCKS	Percentage of Net Assets
Communication Services	6.23%
Consumer Discretionary	14.82
Consumer Staples	8.81
Energy	4.23
Financials	15.33
Healthcare	13.85
Industrials	16.04
Information Technology	10.78
Materials	4.32
Real Estate	0.21
Utilities	2.93

Total Common Stocks	97.55

PREFERRED STOCKS
Consumer Discretionary	0.35
Consumer Staples	0.01
Healthcare	0.00	(1)

Total Preferred Stocks	0.36

RIGHTS
Communication Services	0.00	(1)
Energy	0.00	(1)
Information Technology	0.01

Total Rights	0.01

SHORT-TERM INVESTMENTS	1.91

TOTAL INVESTMENTS	99.83
OTHER ASSETS IN EXCESS OF LIABILITIES	0.17

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

June 30, 2022

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 95.08%
Australia – 3.50%
Australia & New Zealand Banking Group Ltd.	10	$150
BHP Group Ltd.	7	187
BHP Group Ltd.	7	187
BlueScope Steel Ltd.	4	46
Challenger Ltd.	12	57
Cochlear Ltd.	3	437
Commonwealth Bank of Australia	1	77
CSL Ltd.	5	908
Dexus Property Group	2	10
Fortescue Metals Group Ltd.	4	49
IGO Ltd.	43	291
Macquarie Group Ltd.	2	233
National Australia Bank Ltd.	3	65
Newcrest Mining Ltd.	3	42
Ramsay Health Care Ltd.	1	45
Rio Tinto Ltd.	1	88
Santos Ltd.	5	23
Scentre Group	61	109
South32 Ltd.	51	139
Transurban Group	4	41
Wesfarmers Ltd.	2	50
Westpac Banking Corp.	4	57
Woodside Energy Group Ltd.	5	117
Woolworths Group Ltd.	1	22
WorleyParsons Ltd.	20	199

Total Australia		3,629

Austria – 0.10%
Erste Group Bank AG	2	58
Voestalpine AG	2	47

Total Austria		105

Belgium – 0.27%
Anheuser-Busch InBev SA	1	67
Groupe Bruxelles Lambert SA	1	60
KBC Group NV(1)	0	17
Solvay SA(1)	0	39
Umicore SA	3	92

Total Belgium		275

Brazil – 0.61%
Ambev SA - ADR	185	465
XP, Inc. - Class A(2)	9	168

Total Brazil		633

Canada – 2.87%
Alimentation Couche-Tard, Inc.	20	777
Canadian National Railway Co.	8	878
Definity Financial Corp.	5	117
Element Fleet Management Corp.	20	212
Magna International, Inc.	4	213
Manulife Financial Corp.	10	174
National Bank of Canada	4	248
Sun Life Financial, Inc.	8	354

Total Canada		2,973

Chile – 0.16%
Antofagasta Plc	12	164

Total Chile		164

China – 1.41%
Alibaba Group Holding Ltd. - ADR(2)	1	61
Alibaba Group Holding Ltd.(2)	45	640
PICC Property & Casualty Co. Ltd. - Class H	136	142
Ping An Insurance Group Co. of China Ltd. - Class H	13	89
Tencent Holdings Ltd.	2	100
Trip.com Group Ltd. - ADR(2)	16	431

Total China		1,463

Denmark – 3.99%
AP Moller - Maersk - Class B(1)	0	406
Carlsberg AS - Class B(1)	0	52
CHR Hansen Holding	9	684
Coloplast - Class B	6	692
Danske Bank	18	260
DSV(1)	0	12
Genmab(1)(2)	0	123
Novo Nordisk - Class B	10	1,104
Novozymes - Class B	12	705
Orsted AS(1)(3)	0	41
Tryg	1	20
Vestas Wind Systems	1	31

Total Denmark		4,130

Finland – 2.00%
Kone OYJ - Class B	14	682
Nokia OYJ	169	782

Nordea Bank Abp - Class A	6	50
Sampo OYJ - Class A	7	295
Stora Enso OYJ - Class R	15	239
UPM-Kymmene OYJ	1	27

Total Finland		2,075

France – 11.38%
Accor SA(2)	9	248
Air Liquide SA	8	1,046
Airbus SE	1	73
Amundi SA(3)	14	790
AXA SA	18	420
BNP Paribas SA	4	174
Bouygues SA	8	257
Capgemini SE(1)	0	57
Cie Generale des Etablissements Michelin SCA	25	676
Credit Agricole SA	4	39
Danone SA	1	63
Dassault Systemes SE	18	655
Engie SA	25	285
EssilorLuxottica SA	1	190
Getlink SE	2	42
Hermes International(1)	0	415
Ipsen SA	2	171
Kering SA(1)	0	162
Legrand SA	2	137
L’Oreal SA	3	1,028
LVMH Moet Hennessy Louis Vuitton SE	2	1,000
Orange SA	1	12
Pernod Ricard SA(1)	0	58
Publicis Groupe SA(2)	8	405
Rexel SA	40	614
Safran SA	2	164
Sanofi	9	893
Schneider Electric SE	1	68
SCOR SE	9	191
Teleperformance	1	159
TotalEnergies SE	22	1,138
Veolia Environnement SA(2)	2	47
Vinci SA	1	66
Vivendi SE	5	48

Total France		11,791

Germany – 7.09%
Adidas AG	4	684
Allianz SE(1)	0	78
BASF SE	17	747
Bayer AG	6	343
Bayerische Motoren Werke AG	1	49
Brenntag SE	1	45
Commerzbank AG(2)	2	16
Covestro AG(3)	22	751
Deutsche Boerse AG(1)	0	54
Deutsche Post AG	1	20
Deutsche Telekom AG	2	46
Evotec SE(2)	2	55
Fresenius Medical Care AG & Co. KGaA	14	679
Fresenius SE & Co. KGaA	5	166
Henkel AG & Co. KGaA	1	49
KION Group AG	3	133
Knorr-Bremse AG	1	71
LEG Immobilien SE	1	41
Mercedes-Benz Group AG - Class REGISTERED	1	38
Merck KGaA	4	642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2	412
Rheinmetall AG(1)	0	20
RWE AG	1	30
SAP SE	10	898
Siemens AG	8	833
Siemens Healthineers AG(3)	5	272
Stroeer SE & Co. KGaA	2	71
Vonovia SE	2	50
Zalando SE(2)(3)	2	49

Total Germany		7,342

Hong Kong – 2.90%
AIA Group Ltd.	103	1,130
Beijing Enterprises Holdings Ltd.	14	50
CK Asset Holdings Ltd.	6	39
CK Hutchison Holdings Ltd.	6	37
CLP Holdings Ltd.	71	586
Galaxy Entertainment Group Ltd.	110	659
Hong Kong Exchanges & Clearing Ltd.	1	69
Jardine Matheson Holdings Ltd.	7	357
MTR Corp. Ltd.	6	32
Sun Hung Kai Properties Ltd.	4	47

Total Hong Kong		3,006

Ireland – 1.15%
Bank of Ireland Group Plc	47	296
DCC Plc	2	132

Experian Plc	23	664
Kerry Group Plc - Class A	1	55
Paddy Power Betfair Plc(1)(2)	0	47

Total Ireland		1,194

Israel – 0.15%
Check Point Software Technologies Ltd.(2)	1	86
Teva Pharmaceutical Industries Ltd. - ADR(2)	5	40
Wix.com Ltd.(2)	1	34

Total Israel		160

Italy – 1.07%
Enel SpA	94	513
ENI SpA	4	51
Ferrari NV(1)	0	56
Intesa Sanpaolo SpA	50	94
Moncler SpA	4	163
Prysmian SpA	6	163
Snam SpA	10	51
UniCredit SpA	2	17

Total Italy		1,108

Japan – 20.68%
ANA Holdings, Inc.(2)	3	46
Asahi Kasei Corp.	15	115
Astellas Pharma, Inc.	28	431
Azbil Corp.	2	42
Bridgestone Corp.	5	193
Brother Industries Ltd.	3	51
Canon, Inc.	2	54
Central Japan Railway Co.	1	161
Concordia Financial Group Ltd.	10	36
CyberAgent, Inc.	17	166
Daiichi Sankyo Co. Ltd.	2	41
Daikin Industries Ltd.	6	931
Denso Corp.	4	185
Electric Power Development Co. Ltd.	4	69
ENEOS Holdings, Inc.	13	47
FANUC Corp.	4	674
FUJIFILM Holdings Corp.	1	59
Fukuoka Financial Group, Inc.	13	229
Hamamatsu Photonics KK	4	136
Hankyu Hanshin Holdings, Inc.	1	19
Hirose Electric Co. Ltd.(1)	0	53
Hitachi Ltd.	1	62
Honda Motor Co. Ltd.	30	726
Hoya Corp.	7	599
Iida Group Holdings Co. Ltd.	10	152
Isuzu Motors Ltd.	51	560
ITOCHU Corp.	1	27
Japan Post Holdings Co. Ltd.	7	51
Japan Tobacco, Inc.	3	59
JFE Holdings, Inc.	4	42
Kakaku.com, Inc.	2	37
KDDI Corp.	2	73
Keyence Corp.	3	857
Kirin Holdings Co. Ltd.	7	104
Komatsu Ltd.	34	764
Kyocera Corp.	2	96
M3, Inc.	1	20
Makita Corp.	21	508
McDonald’s Holdings Co. Japan Ltd.(1)	0	11
MEIJI Holdings Co. Ltd.	1	49
MISUMI Group, Inc.	18	378
Mitsubishi Corp.	7	197
Mitsubishi Electric Corp.	27	286
Mitsubishi HC Capital, Inc.	18	84
Mitsubishi UFJ Financial Group, Inc.	38	204
Mitsui & Co. Ltd.	7	158
Mitsui Fudosan Co. Ltd.	13	288
Mitsui OSK Lines Ltd.	1	16
Mizuho Financial Group, Inc.	5	54
MS&AD Insurance Group Holdings, Inc.	6	172
Murata Manufacturing Co. Ltd.	15	800
Nintendo Co. Ltd.(1)	0	86
Nippon Steel Corp.	3	46
Nippon Telegraph & Telephone Corp.	23	672
Nippon Yusen KK(1)	0	21
Nissan Chemical Corp.(1)	0	18
NTT Data Corp.	20	273
Olympus Corp.	3	55
Omron Corp.	2	102
Ono Pharmaceutical Co. Ltd.	2	54
Otsuka Holdings Co. Ltd.	5	193
Panasonic Corp.	85	683
Recruit Holdings Co. Ltd.	7	197
Renesas Electronics Corp.(2)	12	106
Resona Holdings, Inc.	104	389
Secom Co. Ltd.	1	49
Seiko Epson Corp.	1	9

Seven & i Holdings Co. Ltd.	7	283
Shimadzu Corp.	2	48
Shin-Etsu Chemical Co. Ltd.	7	753
Shionogi & Co. Ltd.	1	26
SMC Corp. - ADR	3	73
SMC Corp.	2	801
Softbank Corp.	5	56
SoftBank Group Corp.	3	128
Sony Group Corp.	5	367
Stanley Electric Co. Ltd.	5	80
Sumitomo Corp.	12	160
Sumitomo Mitsui Financial Group, Inc.	9	253
Sumitomo Mitsui Trust Holdings, Inc.	4	130
Sumitomo Rubber Industries Ltd.	3	27
Suzuki Motor Corp.	4	113
Sysmex Corp.	12	700
T&D Holdings, Inc.	13	151
Takeda Pharmaceutical Co. Ltd.	16	449
TechnoPro Holdings, Inc.	7	145
Terumo Corp.	22	650
THK Co. Ltd.	3	55
Tokio Marine Holdings, Inc.	6	321
Tokyo Electron Ltd.	1	261
Toray Industries, Inc.	95	536
Toyota Motor Corp.	40	614
Welcia Holdings Co. Ltd.	3	68
Z Holdings Corp.	20	58

Total Japan		21,431

Luxembourg – 0.17%
ArcelorMittal	7	147
Tenaris SA	2	25

Total Luxembourg		172

Netherlands – 4.04%
Adyen NV(1)(2)(3)	0	100
Akzo Nobel NV	2	153
ASM International NV	2	423
ASML Holding NV	3	1,288
Heineken Holding NV(1)	0	23
Heineken NV	1	57
ING Groep NV	91	901
JDE Peet’s NV	2	48
Koninklijke Ahold Delhaize NV	1	27
Koninklijke DSM NV(1)	0	12
Koninklijke KPN NV	3	12
Koninklijke Philips NV	8	168
NXP Semiconductors NV	2	260
QIAGEN NV(1)(2)	0	20
Randstad NV	13	617
Stellantis NV	1	17
Universal Music Group NV	1	18
Wolters Kluwer NV(1)	0	47

Total Netherlands		4,191

New Zealand – 0.10%
Auckland International Airport Ltd.(2)	3	13
Fisher & Paykel Healthcare Corp. Ltd.	4	51
Mercury NZ Ltd.	11	40

Total New Zealand		104

Norway – 1.04%
Aker BP ASA(1)	0	16
DNB Bank ASA	18	322
Equinor ASA	14	484
Orkla ASA	5	38
Storebrand ASA	24	172
Telenor ASA	4	49

Total Norway		1,081

Portugal – 0.06%
EDP - Energias de Portugal SA	13	61

Total Portugal		61

Singapore – 1.13%
Ascendas Real Estate Investment Trust	35	73
CapitaLand Integrated Commercial Trust	31	48
DBS Group Holdings Ltd.	17	364
Oversea-Chinese Banking Corp. Ltd.	7	53
Singapore Airlines Ltd.(2)	3	9
United Overseas Bank Ltd.	11	206
Venture Corp. Ltd.	4	50
Wilmar International Ltd.	126	368

Total Singapore		1,171

South Korea – 0.94%
Coupang, Inc. - Class A(2)	13	163
POSCO Holdings, Inc. - ADR	6	245
Samsung Electronics Co. Ltd. - GDR(1)(3)	0	348
Shinhan Financial Group Co. Ltd. - ADR	8	215

Total South Korea		971

Spain – 1.45%
Amadeus IT Group SA(2)	2	136
Banco Bilbao Vizcaya Argentaria SA	4	20

Banco Santander SA	22	63
CaixaBank SA	134	470
Cellnex Telecom SA(1)(3)	0	17
Endesa SA	1	11
Iberdrola SA	6	67
Industria de Diseno Textil SA	29	652
Repsol SA	3	50
Telefonica SA	4	21

Total Spain		1,507

Sweden – 0.92%
Assa Abloy AB - Class B	1	11
Atlas Copco AB - Class A	6	52
Autoliv, Inc.	2	132
Elekta AB - Class B	11	73
Essity AB - Class B(1)	0	13
Evolution AB(1)(3)	0	36
Hexagon AB - Class B	5	54
Indutrade AB	1	17
Investor AB - Class B	3	53
Svenska Cellulosa AB SCA - Class B	3	42
Svenska Handelsbanken AB - Class A	19	163
Telefonaktiebolaget LM Ericsson - Class B	34	253
Volvo AB - Class B	3	51

Total Sweden		950

Switzerland – 10.45%
ABB Ltd.	11	289
Alcon, Inc.	1	101
Barry Callebaut AG(1)	0	152
Cie Financiere Richemont SA	1	56
Clariant AG(2)	1	27
Credit Suisse Group AG - Class A	42	242
Geberit AG(1)	0	47
Givaudan SA(1)	0	740
Glencore Plc	11	61
Julius Baer Group Ltd.	6	288
Kuehne & Nagel International AG	2	468
Logitech International SA(1)	0	9
Lonza Group AG	1	659
Nestle SA	18	2,084
Novartis AG	17	1,413
Roche Holding AG	7	2,359
Schindler Holding AG(1)	0	17
Schindler Holding AG(1)	0	47
SGS SA(1)	0	642
Sika AG(1)	0	67
Sonova Holding AG(1)	0	55
Swiss Prime Site AG(1)	0	44
Swiss Re AG	1	52
Swisscom AG(1)	0	29
UBS Group AG	35	559
Zurich Insurance Group AG	1	324

Total Switzerland		10,831

Taiwan – 2.10%
Hon Hai Precision Industry Co. Ltd. - GDR	86	627
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	19	1,546

Total Taiwan		2,173

United Kingdom – 12.96%
3i Group Plc	3	41
Amcor Plc	12	153
Anglo American Plc	1	38
Ashtead Group Plc	5	193
ASOS Plc(2)	5	50
AstraZeneca Plc	1	131
AstraZeneca Plc - ADR	7	445
Auto Trader Group Plc(3)	6	42
Aviva Plc	62	302
BAE Systems Plc	6	59
Barclays Plc	167	312
Berkeley Group Holdings Plc(2)	1	28
BP Plc	16	76
Bridgepoint Group Plc(3)	15	44
British American Tobacco Plc	2	82
Bunzl Plc	4	119
Close Brothers Group Plc	5	63
Compass Group Plc	55	1,132
Diageo Plc	26	1,120
Direct Line Insurance Group Plc	31	95
Dr Martens Plc	18	54
Ferguson Plc(1)	0	35
Great Portland Estates Plc	14	97
GSK Plc	4	96
GSK Plc - ADR	6	268
Halma Plc	2	44
HSBC Holdings Plc	103	674
Imperial Brands Plc	2	45
InterContinental Hotels Group Plc	1	42
J Sainsbury Plc	257	640

Johnson Matthey Plc		6	148
Kingfisher Plc		72	215
Legal & General Group Plc		7	19
Lloyds Banking Group Plc		375	193
London Stock Exchange Group Plc(1)		0	21
Melrose Industries Plc		103	189
National Grid Plc		21	273
Natwest Group Plc		122	325
Next Plc		2	143
Persimmon Plc		6	139
Prudential Plc		58	719
Reckitt Benckiser Group Plc		4	307
RELX Plc		3	70
Rio Tinto Plc		1	66
Shell Plc		6	161
Shell Plc - ADR		4	186
Shell Plc		21	555
Smiths Group Plc		1	16
SSE Plc		1	19
St James’s Place Plc		2	29
Standard Chartered Plc		68	510
TechnipFMC Plc(2)		47	314
Tesco Plc		187	582
Travis Perkins Plc		40	470
Unilever Plc		11	514
Vodafone Group Plc - ADR		14	211
Vodafone Group Plc		208	323
WPP Plc		19	195

Total United Kingdom			13,432

United States – 0.39%
Broadcom, Inc.		1	341
Samsonite International SA(2)(3)		33	66

Total United States			407

Total Common Stocks (Cost: $107,845)			98,530

PREFERRED STOCKS – 0.61%
Germany – 0.61%
Henkel AG & Co. KGaA		1	49
Volkswagen AG		4	587

Total Germany			636

Total Preferred Stocks (Cost: $779)			636

SHORT-TERM INVESTMENTS – 0.38%
Money Market Funds – 0.24%
Goldman Sachs Financial Square Government Fund - Class I, 1.36%(4)		245	245

Total Money Market Funds (Cost: $245)			245

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.14%
BNP Paribas, Paris, -1.20% due 07/01/2022	CHF	1	1
Citibank, London, -0.78% due 07/01/2022	EUR	8	8
Royal Bank of Canada, Toronto, 0.56% due 07/04/2022	CAD	4	4
Royal Bank of Canada, Toronto, 1.06% due 07/01/2022		$89	89
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2022(1)	SEK	0	0
Sumitomo, Tokyo, 1.06% due 07/01/2022		$45	45

Total Time Deposits (Cost: $147)			147

Total Short-Term Investments (Cost: $392)			392

TOTAL INVESTMENTS IN SECURITIES – 96.07% (Cost: $109,016)			99,558

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.93%			4,070

TOTAL NET ASSETS – 100.00%			$103,628

Percentages	are stated as a percent of net assets.

Principal	amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

SEK	Swedish Krona

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.
(2)	Non-income producing security.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $2,556, which represents 2.47% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	2.77%
Consumer Discretionary	12.03
Consumer Staples	8.97
Energy	3.32
Financials	15.99
Healthcare	15.08
Industrials	14.80
Information Technology	10.56
Materials	8.67
Real Estate	0.82
Utilities	2.07

Total Common Stocks	95.08

PREFERRED STOCKS
Consumer Discretionary	0.56
Consumer Staples	0.05

Total Preferred Stocks	0.61

SHORT-TERM INVESTMENTS	0.38

TOTAL INVESTMENTS	96.07
OTHER ASSETS IN EXCESS OF LIABILITIES	3.93

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Tax Managed Large Cap Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Tax Managed Small/Mid Cap Fund, Bridge Builder International Equity Fund, and Bridge Builder Tax Managed International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2022, the related statements of operations, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of June 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Bridge Builder Core Bond Fund (1)

Bridge Builder Core Plus Bond Fund (1)

Bridge Builder Municipal Bond Fund (1)

Bridge Builder Large Cap Growth Fund (1)

Bridge Builder Large Cap Value Fund (1)

Bridge Builder Tax Managed Large Cap Fund (2)

Bridge Builder Small/Mid Cap Growth Fund (1)

Bridge Builder Small/Mid Cap Value Fund (1)

Bridge Builder Tax Managed Small/Mid Cap Fund (2)

Bridge Builder International Equity Fund (1)

Bridge Builder Tax Managed International Equity Fund (2)

(1) Statement of operations for the year ended June 30, 2022, statement of changes in net assets for the years ended June 30, 2022 and 2021 and the financial highlights for the years ended June 30, 2022, 2021, 2020, 2019 and 2018

(2) Statement of operations, statement of changes in net assets and the financial highlights for the period June 1, 2022 (inception date) through June 30, 2022

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

August 29, 2022

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

2

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS.

(a)	(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

	(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

	(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)		Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	August 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	August 29, 2022

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	August 29, 2022